UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

BlackRock FundsSM

(Exact name of registrant as specified in charter)

100 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Brian Kindelan, Esq.

BlackRock Advisors, Inc.

100 Bellevue Parkway

Wilmington, Delaware 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: September 30, 2006

Date of reporting period: December 31, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedules of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                           INVESTMENT TRUST PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                NUMBER
                                              OF SHARES                VALUE
                                        ---------------------   -------------------
COMMON STOCKS - 99.6%
Aerospace - 1.7%
  General Dynamics Corp.                    111,000             $12,659,550
  Raytheon Co.                              216,200               8,680,430

                                                                -----------
                                                                 21,339,980
                                                                -----------
Banks - 8.9%
  Bank of America Corp.(b)                  737,200              34,021,780
  BB&T Corp.(b)                             256,500              10,749,915
  Citigroup, Inc.                           272,700              13,234,131
  Comerica, Inc.                            163,800               9,297,288
  Key Corp.(b)                              311,900              10,270,867
  U.S. Bancorp                              506,100              15,127,329
  Wachovia Corp.(b)                         412,300              21,794,178

                                                                -----------
                                                                114,495,488
                                                                -----------
Beverages & Bottling - 1.7%
  Pepsi Bottling Group, Inc.                265,100               7,584,511
  PepsiCo, Inc.                             247,900              14,645,932

                                                                -----------
                                                                 22,230,443
                                                                -----------
Chemicals - 1.6%
  The Dow Chemical Co.                      199,000               8,720,180
  The Lubrizol Corp.                        183,300               7,960,719
  Lyondell Chemical Co.                     159,000               3,787,380

                                                                -----------
                                                                 20,468,279
                                                                -----------
Computer & Office Equipment - 3.8%
  Cisco Systems, Inc.(c)                    635,500              10,879,760
  Hewlett-Packard Co.                       473,100              13,544,853
  International Business Machines
    Corp.                                   293,100              24,092,820

                                                                -----------
                                                                 48,517,433
                                                                -----------
Computer Software & Services - 6.6%
  Adobe Systems, Inc.                       312,600              11,553,696
  Checkfree Corp.(c)                        191,400               8,785,260
  Computer Sciences Corp.(c)                145,600               7,373,184
  eBay, Inc.(b)(c)                          163,400               7,067,050
  Emulex Corp.(c)                           320,300               6,338,737
  Microsoft Corp.                       1,453,400                38,006,410
  Tech Data Corp.(c)                      165,800                 6,578,944

                                                                -----------
                                                                 85,703,281
                                                                -----------
Construction - 0.6%
  Pulte Homes, Inc.                       200,500                 7,891,680
                                                                -----------
Electronics - 3.4%
  Intel Corp.                           1,295,800                32,343,168
  L-3 Communications Holdings,
    Inc.                                  151,400                11,256,590

                                                                -----------
                                                                 43,599,758
                                                                -----------
Energy & Utilities - 3.4%
  FirstEnergy Corp.                       179,300                 8,783,907
  PG&E Corp.(b)                           363,100                13,478,272
  PPL Corp.                               491,400                14,447,160
  Sempra Energy                           171,400                 7,685,576

                                                                -----------
                                                                 44,394,915
                                                                -----------
Entertainment & Leisure - 2.6%
  Comcast Corp. - Class A(c)              296,900                 7,627,361
  Time Warner, Inc.(b)                    638,700                11,138,928
  The Walt Disney Co.                     594,600                14,252,562

                                                                -----------
                                                                 33,018,851
                                                                -----------

                                                NUMBER
                                              OF SHARES                VALUE
                                        ---------------------   -------------------
COMMON STOCKS (Continued)
Finance - 5.4%
  American Express Co.(b)                 285,200               $14,676,392
  Ameriprise Financial, Inc.               57,060                 2,339,460
  The Bear Stearns Cos., Inc.
                                           86,200                 9,958,686
  CIT Group, Inc.
                                          220,400                11,412,312
  Countrywide Financial Corp.(b)          178,998                 6,119,942
  Federated Investors, Inc. - Class
    B                                     199,800                 7,400,592
  State Street Corp.                      184,400                10,223,136
  Washington Mutual, Inc.(b)(d)           173,000                 7,525,500

                                                                -----------
                                                                 69,656,020
                                                                -----------
Food & Agriculture - 1.3%
  Archer-Daniels-Midland Co.              335,400                 8,270,964
  General Mills, Inc.(b)
                                          180,600                 8,907,192

                                                                -----------
                                                                 17,178,156
                                                                -----------
Insurance - 6.1%
  Aetna, Inc.                             131,200                12,373,472
  The Allstate Corp.
                                          140,300                 7,586,021
  American International Group,
    Inc.(b)
                                          239,900                16,368,377
  CHUBB Corp.                              99,100                 9,677,115
  Genworth Financial, Inc.                230,300                 7,963,774
  Hartford Financial Services
    Group                                  94,800                 8,142,372
  Prudential Financial, Inc.              123,900                 9,068,241
  W.R. Berkley Corp.
                                          160,950                 7,664,439

                                                                -----------
                                                                 78,843,811
                                                                -----------
Manufacturing - 9.8%
  Black & Decker Corp.                     76,300                 6,635,048
  Fortune Brands, Inc.                    128,100                 9,994,362
  General Electric Co.(d)
                                        1,604,300                56,230,715
  Ingersoll-Rand Co. - Class A
                                          192,800                 7,783,336
  Newell Rubbermaid, Inc.(b)              263,800                 6,273,164
  Nike, Inc.                               75,400                 6,543,966
  Nucor Corp.(b)                          121,300                 8,093,136
  The Stanley Works                       200,200                 9,617,608
  Textron, Inc.                            82,400                 6,343,152
  Tyco International Ltd. - ADR(b)        310,800                 8,969,688

                                                                -----------
                                                                126,484,175
                                                                -----------
Medical & Medical Services - 3.1%
  Amgen, Inc.(c)
                                          150,600                11,876,316
  Coventry Health Care, Inc.(c)           211,606                12,053,078
  HCA, Inc.(b)                            165,700                 8,367,850
  McKesson Corp.                          153,900                 7,939,701

                                                                -----------
                                                                 40,236,945
                                                                -----------
Medical Instruments & Supplies - 3.2%
  Bausch & Lomb, Inc.
                                          114,600                 7,781,340
  Becton, Dickinson & Co.                 144,800                 8,699,584
  Invitrogen Corp.(c)                     118,500                 7,896,840
  Johnson & Johnson(b)                    279,700                16,809,970

                                                                -----------
                                                                 41,187,734
                                                                -----------
Motor Vehicles - 1.3%
  Harley-Davidson, Inc.(b)
                                          159,100                 8,192,059
  PACCAR, Inc.(b)                         133,700                 9,256,051

                                                                -----------
                                                                 17,448,110
                                                                -----------
Oil & Gas - 9.1%
  Burlington Resources, Inc.
                                          135,700                11,697,340

                                                               1

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     INVESTMENT TRUST PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                NUMBER
                                              OF SHARES                VALUE
                                        ---------------------   -------------------
COMMON STOCKS (Continued)
Oil & Gas (Continued)
  ConocoPhillips(b)                         369,100             $  21,474,238
  Devon Energy Corp.                        199,400                12,470,476
  Exxon Mobil Corp.                         571,800                32,118,006
  Kerr-McGee Corp.                          133,300                12,111,638
  Nabors Industries Ltd.(c)                  98,500                 7,461,375
  Patterson-UTI Energy, Inc.                396,000                13,048,200
  Valero Energy Corp.                       146,400                 7,554,240

                                                                -------------
                                                                  117,935,513
                                                                -------------
Paper & Forest Products - 0.8%
  Louisiana-Pacific Corp.                   368,300                10,117,201
                                                                -------------
Pharmaceuticals - 5.6%
  Hospira, Inc.(c)                          134,100                 5,736,798
  Merck & Co., Inc.(b)                      528,200                16,802,042
  Pfizer, Inc.                          1,302,900                  30,383,628
  Wyeth                                   429,000                  19,764,030

                                                                -------------
                                                                   72,686,498
                                                                -------------
Publishing & Printing - 0.9%
  The McGraw-Hill Cos., Inc.              237,500                  12,262,125
                                                                -------------
Railroad & Shipping - 1.0%
  Burlington Northern Santa Fe
    Corp.                                 179,400                  12,705,108
                                                                -------------
Real Estate - 1.2%
  Cendant Corp.                           465,600                   8,031,600
  Simon Property Group, Inc.(b)            94,500                   7,241,535

                                                                -------------
                                                                   15,273,135
                                                                -------------
Restaurants - 0.9%
  McDonald's Corp.(b)                     330,000                  11,127,600
                                                                -------------
Retail Merchandising - 5.2%
  AutoNation, Inc.(b)(c)                  323,600                   7,031,828
  Barnes & Noble, Inc.(b)                 152,828                   6,521,171
  Federated Department Stores,
    Inc.                                  142,300                   9,438,759
  The Home Depot, Inc.(b)                 366,800                  14,848,064
  J.C. Penney Co., Inc.                   168,400                   9,363,040
  The Kroger Co.(c)                       310,400                   5,860,352
  Nordstrom, Inc.                         251,500                   9,406,100
  Wal-Mart Stores, Inc.(b)                102,900                   4,815,720

                                                                -------------
                                                                   67,285,034
                                                                -------------
Security Brokers & Dealers - 1.3%
  Lehman Brothers Holdings,
    Inc.(b)                               127,000                  16,277,590
                                                                -------------
Semiconductors & Related Devices - 0.5%
  Freescale Semiconductor, Inc. -
    Class A(c)                            132,000                   3,325,080
  Freescale Semiconductor, Inc. -
    Class B(c)                            132,000                   3,322,440

                                                                -------------
                                                                    6,647,520
                                                                -------------
Soaps & Cosmetics - 1.4%
  The Procter & Gamble Co.                315,500                  18,261,140
                                                                -------------
Telecommunications - 4.3%
  AT&T, Inc.                              661,700                  16,205,033
  Motorola, Inc.(b)                       715,600                  16,165,404
  Sprint Nextel Corp.(b)                  420,837                   9,830,752
  Verizon Communications, Inc.(b)         445,291                  13,412,165

                                                                -------------
                                                                   55,613,354
                                                                -------------

                                                NUMBER
                                              OF SHARES                VALUE
                                        ---------------------   -------------------
COMMON STOCKS (Continued)
Tobacco - 1.6%
  Altria Group, Inc.                      272,500               $  20,361,200
                                                                -------------
Transportation - 1.3%
  CNF, Inc.                               178,200                   9,959,598
  Ryder Systems, Inc.                     167,000                   6,850,340

                                                                -------------
                                                                   16,809,938
                                                                -------------
TOTAL COMMON STOCKS
  (Cost $1,036,805,390)
                                                                1,286,058,015
                                                                -------------

                                                          PAR/SHARES
                                             MATURITY       (000)             VALUE
                                            ----------   -----------   ------------------
SHORT TERM INVESTMENTS - 17.3%
  Banco Santader, Certificate of
    Deposit
    4.34%(e)                                01/10/06     $ 4,983             4,983,213
  Bank of America, Master Notes
    4.08%(e)(f)                             01/02/06      54,726            54,726,382
  Merrill Lynch, Master Notes
    4.35%(e)(f)                             01/03/06      10,161            10,161,075
  Morgan Stanley, Floating Rate
    Notes
    4.33%(e)(f)                             01/02/06       5,567             5,567,059
  Galileo Money Market Fund                                8,959             8,959,427
  Institutional Money Market
    Trust(e)(g)                                          139,612           139,612,283

                                                                           -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $224,009,439)                                                      224,009,439
                                                                           -----------
TOTAL INVESTMENTS IN SECURITIES -  116.9%
  (Cost $1,260,814,829(a))                                               1,510,067,454
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (16.9)%
  (Including $215,050,012 of
  payable upon return of
  securities loaned)                                                      (218,825,103)
                                                                         -------------
NET ASSETS - 100.0%                                                     $1,291,242,351
                                                                        ==============

-------------------

 (a) Cost for Federal income tax purposes is $1,262,121,906. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $260,213,841
      Gross unrealized depreciation                                       (12,268,293)
                                                                         ------------
                                                                         $247,945,548
                                                                         ============

 (b) Total or partial securities on loan.
  (c) Non-income producing security.
 (d) Securities, or a portion thereof, pledged as collateral with a value of
       $1,629,450 on 25 long S&P 500 futures contracts expiring March 2006.
       The value of such contracts on December 31, 2005 was $7,842,500, with an unrealized loss of $44,517 (including commissions of $79).
 (e) Securities purchased with the cash proceeds from securities loaned.
  (f) Rates shown are the rates as of December 31, 2005.
 (g) Represents an investment in an affiliate.

2

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                        LARGE CAP VALUE EQUITY PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS - 98.9%
Advertising - 0.4%
  R. H. Donnelley Corp.(b)                24,400               $1,503,528
                                                               ----------
Aerospace - 1.6%
  General Dynamics Corp.                  19,200                2,189,760
  Lockheed Martin Corp.(c)                26,000                1,654,380
  Raytheon Co.                            47,200                1,895,080

                                                               ----------
                                                                5,739,220
                                                               ----------
Banks - 17.8%
  Bank of America Corp.(c)(d)           328,900                15,178,735
  BB&T Corp.(c)                         102,500                 4,295,775
  Citigroup, Inc.(c)(d)                 201,800                 9,793,354
  Colonial BancGroup, Inc.              108,800                 2,591,616
  Comerica, Inc.                         64,300                 3,649,668
  J.P. Morgan Chase & Co.,
    Inc.(c)                             159,300                 6,322,617
  Key Corp.(c)                          101,100                 3,329,223
  SunTrust Banks, Inc.                   45,800                 3,332,408
  U.S. Bancorp                          169,900                 5,078,311
  Wachovia Corp.(c)                     157,600                 8,330,736

                                                               ----------
                                                               61,902,443
                                                               ----------
Beverages & Bottling - 1.0%
  Constellation Brands, Inc.(b)          58,500                 1,534,455
  Pepsi Bottling Group, Inc.             64,800                 1,853,928

                                                               ----------
                                                                3,388,383
                                                               ----------
Chemicals - 1.8%
  The Dow Chemical Co.                   55,900                 2,449,538
  Eastman Chemical Co.                   36,800                 1,898,512
  The Lubrizol Corp.                     40,500                 1,758,915

                                                               ----------
                                                                6,106,965
                                                               ----------
Computer & Office Equipment - 2.3%
  Hewlett-Packard Co.                    81,600                 2,336,208
  International Business Machines
    Corp.                                43,500                 3,575,700
  Western Digital Corp.(b)              116,500                 2,168,065

                                                               ----------
                                                                8,079,973
                                                               ----------
Computer Software & Services - 0.6%
  Microsoft Corp.                        81,000                 2,118,150
                                                               ----------
Construction - 0.5%
  Martin Marietta Materials, Inc.        20,700                 1,588,104
                                                               ----------
Electronics - 0.5%
  L-3 Communications Holdings,
    Inc.(c)                              23,400                 1,739,790
                                                               ----------
Energy & Utilities - 6.0%
  CenterPoint Energy, Inc.              211,400                 2,716,490
  CMS Energy Corp.(b)                   190,300                 2,761,253
  FirstEnergy Corp.                      47,600                 2,331,924
  PG&E Corp.(c)                          94,600                 3,511,552
  PPL Corp.                             180,300                 5,300,820
  Sempra Energy                          54,300                 2,434,812
  TXU Corp.                              35,600                 1,786,764

                                                               ----------
                                                               20,843,615
                                                               ----------
Entertainment & Leisure - 4.3%
  Comcast Corp.(b)(c)                    78,200                 2,030,072
  GTECH Holdings Corp.                   57,100                 1,812,354
  Sabre Holdings Corp.(c)                73,200                 1,764,852

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS (Continued)
Entertainment & Leisure (Continued)
  Time Warner, Inc.(c)                  238,800                $4,164,672
  The Walt Disney Co.                   223,600                 5,359,692

                                                               ----------
                                                               15,131,642
                                                               ----------
Finance - 6.0%
  Affiliated Managers Group,
    Inc.(b)(c)
                                         30,600                 2,455,650
  The Bear Stearns Cos., Inc.
                                         26,900                 3,107,757
  Capital One Financial Corp.(c)         27,200                 2,350,080
  CIT Group, Inc.                        52,600                 2,723,628
  Countrywide Financial Corp.(c)         54,700                 1,870,193
  Fannie Mae                             55,900                 2,728,479
  State Street Corp.                     31,300                 1,735,272
  Washington Mutual, Inc.(c)             87,900                 3,823,650

                                                               ----------
                                                               20,794,709
                                                               ----------
Food & Agriculture - 1.3%
  Archer-Daniels-Midland Co.            106,600                 2,628,756
  General Mills, Inc.(c)                 39,800                 1,962,936

                                                               ----------
                                                                4,591,692
                                                               ----------
Insurance - 7.6%
  ACE Ltd.                               37,200                 1,987,968
  The Allstate Corp.                     56,300                 3,044,141
  American International Group,
    Inc.
                                         71,900                 4,905,737
  CHUBB Corp.(c)
                                         36,500                 3,564,225
  Genworth Financial, Inc.(c)            61,500                 2,126,670
  Hartford Financial Services
    Group                                51,200                 4,397,568
  MetLife, Inc.(c)                       44,200                 2,165,800
  Nationwide Financial Services,
    Inc.                                 42,400                 1,865,600
  W.R. Berkley Corp.
                                         51,150                 2,435,763

                                                               ----------
                                                               26,493,472
                                                               ----------
Manufacturing - 5.2%
  Black & Decker Corp.                   19,100                 1,660,936
  Cummins, Inc.(c)                       24,400                 2,189,412
  Fortune Brands, Inc.
                                         31,400                 2,449,828
  General Electric Co.
                                        228,600                 8,012,430
  Nucor Corp.(c)                         30,600                 2,041,632
  The Stanley Works                      33,100                 1,590,124

                                                               ----------
                                                               17,944,362
                                                               ----------
Medical & Medical Services - 1.2%
  Community Health Systems,
    Inc.(b)                              56,500                 2,166,210
  Coventry Health Care, Inc.(b)          37,025                 2,108,944

                                                               ----------
                                                                4,275,154
                                                               ----------
Metal & Mining - 0.8%
  Phelps Dodge Corp.(c)                  18,300                 2,632,821
                                                               ----------
Oil & Gas - 13.9%
  AGL Resources, Inc.                    70,700                 2,461,067
  Amerada Hess Corp.(c)                  35,000                 4,438,700
  ChevronTexaco Corp.(c)
                                         92,500                 5,251,225
  ConocoPhillips(c)
                                        144,000                 8,377,920
  Devon Energy Corp.                     51,400                 3,214,556
  Exxon Mobil Corp.                     282,900                15,890,493
  Kerr-McGee Corp.                       39,000                 3,543,540

                                                               3

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  LARGE CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS (Continued)
Oil & Gas (Continued)
  Nabors Industries Ltd.(b)               25,300               $ 1,916,475
  Valero Energy Corp.                     64,000                 3,302,400

                                                               -----------
                                                                48,396,376
                                                               -----------
Paper & Forest Products - 1.3%
  Louisiana-Pacific Corp.                 90,900                 2,497,023
  Temple Inland, Inc.                     48,100                 2,157,285

                                                               -----------
                                                                 4,654,308
                                                               -----------
Pharmaceuticals - 5.5%
  Merck & Co., Inc.(c)                  125,200                  3,982,612
  Pfizer, Inc.                          482,100                 11,242,572
  Wyeth                                  83,100                  3,828,417

                                                               -----------
                                                                19,053,601
                                                               -----------
Publishing & Printing - 0.9%
  The McGraw-Hill Cos., Inc.(c)          63,600                  3,283,668
                                                               -----------
Railroad & Shipping - 1.4%
  Burlington Northern Santa Fe
    Corp.                                69,100                  4,893,662
                                                               -----------
Real Estate - 3.3%
  Centex Corp.                           21,400                  1,529,886
  General Growth Properties,
    Inc.(c)                              77,200                  3,627,628
  HRPT Properties Trust                 210,900                  2,182,815
  Simon Property Group, Inc.(c)          55,400                  4,245,302

                                                               -----------
                                                                11,585,631
                                                               -----------
Restaurants - 1.0%
  McDonald's Corp.(c)                   101,300                  3,415,836
                                                               -----------
Retail Merchandising - 2.1%
  AutoNation, Inc.(b)(c)                 96,000                  2,086,080
  Barnes & Noble, Inc.(c)                38,700                  1,651,329
  Federated Department Stores,
    Inc.                                 26,800                  1,777,644
  The Kroger Co.(b)                      99,400                  1,876,672

                                                               -----------
                                                                 7,391,725
                                                               -----------
Security Brokers & Dealers - 2.5%
  E*TRADE Financial Corp.(b)            172,600                  3,600,436
  Lehman Brothers Holdings,
    Inc.(c)                              40,600                  5,203,702

                                                               -----------
                                                                 8,804,138
                                                               -----------
Semiconductors & Related Devices - 0.5%
  Freescale Semiconductor, Inc. -
    Class A(b)                           50,350                  1,268,317
  Freescale Semiconductor, Inc. -
    Class B(b)(c)                        25,650                    645,610

                                                               -----------
                                                                 1,913,927
                                                               -----------
Telecommunications - 5.9%
  ALLTEL Corp.(c)                        36,000                  2,271,600
  AT&T, Inc.                            304,200                  7,449,858
  Motorola, Inc.(c)                      89,500                  2,021,805
  Sprint Nextel Corp.(c)                140,600                  3,284,416
  Verizon Communications, Inc.(c)       186,800                  5,626,416

                                                               -----------
                                                                20,654,095
                                                               -----------

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS (Continued)
Tobacco - 1.7%
  Altria Group, Inc.(c)                  77,600                $ 5,798,272
                                                               -----------
TOTAL COMMON STOCKS
  (Cost $271,043,617)
                                                               344,719,262
                                                               -----------

                                                PAR/SHARES
                                   MATURITY       (000)          VALUE
                                  ----------   -----------   -------------
SHORT TERM INVESTMENTS - 23.9%
  Bank of America, Master Notes
    4.08%(e)(f)                   01/02/06     $14,199       14,199,492
  Morgan Stanley, Floating Rate
    Notes
    4.33%(e)(f)                   01/02/06       4,865        4,864,703
  Institutional Money Market
    Trust(f)(g)                                 64,146       64,145,508

                                                             ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $83,209,703)                                         83,209,703
                                                             ----------

TOTAL INVESTMENTS IN SECURITIES -
122.8%
  (Cost $354,253,320(a))                 427,928,965
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (22.8)%
  (Including $83,209,703 of payable
  upon return of securities loaned)      (79,446,020)
                                         -----------
NET ASSETS - 100.0%                     $348,482,945
                                        ============

-------------------

 (a) Cost for Federal income tax purposes is $356,409,356. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $79,550,674
      Gross unrealized depreciation                                       (8,031,065)
                                                                         -----------
                                                                         $71,519,609
                                                                         ===========

 (b) Non-income producing security.
  (c) Total or partial securities on loan.
 (d) Securities, or a portion thereof, pledged as collateral with a value of
       $16,311,377 on 10 long S&P 500 futures contracts expiring March 2006.
       The value of such contracts on December 31, 2005 was $3,137,000, with an unrealized loss of $19,467 (including commissions of $32).
 (e) Rates shown are the rates as of December 31, 2005.
  (f) Securities purchased with the cash proceeds from securities loaned.
 (g) Represents an investment in an affiliate.

4

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                       LARGE CAP GROWTH EQUITY PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS - 98.2%
Advertising - 0.6%
  R. H. Donnelley Corp.(b)                5,300                $ 326,586
                                                               ---------
Aerospace - 2.5%
  The Boeing Co.                        12,800                   899,072
  Lockheed Martin Corp.(c)               6,600                   419,958

                                                               ---------
                                                               1,319,030
                                                               ---------
Banks - 0.5%
  Synovus Financial Corp.               10,700                   289,007
                                                               ---------
Beverages & Bottling - 3.2%
  Constellation Brands, Inc.(b)          9,600                   251,808
  Pepsi Bottling Group, Inc.            11,200                   320,432
  PepsiCo, Inc.                         19,100                 1,128,428

                                                               ---------
                                                               1,700,668
                                                               ---------
Business Services - 1.4%
  Alliance Data Systems
    Corp.(b)(c)                         12,600                   448,560
  The Brink's Co.                        6,200                   297,042

                                                               ---------
                                                                 745,602
                                                               ---------
Chemicals - 1.4%
  The Dow Chemical Co.                  16,700                   731,794
                                                               ---------
Computer & Office Equipment - 6.5%
  Apple Computer, Inc.(b)(c)            12,300                   884,247
  Cisco Systems, Inc.(b)                36,600                   626,592
  Hewlett-Packard Co.                   17,500                   501,025
  International Business Machines
    Corp.                               17,500                 1,438,500

                                                               ---------
                                                               3,450,364
                                                               ---------
Computer Software & Services - 10.3%
  Activision, Inc.(b)                        2                        28
  Adobe Systems, Inc.                   18,500                   683,760
  Checkfree Corp.(b)                     3,900                   179,010
  Computer Sciences Corp.(b)             5,600                   283,584
  eBay, Inc.(b)(c)                       8,900                   384,925
  Google, Inc. - Class A(b)              1,500                   622,290
  McAfee, Inc.(b)                       16,600                   450,358
  Microsoft Corp.                       81,500                 2,131,225
  Tech Data Corp.(b)                     9,200                   365,056
  Yahoo! Inc.(b)                        10,100                   395,718

                                                               ---------
                                                               5,495,954
                                                               ---------
Construction - 1.7%
  Lennar Corp.(c)                        7,200                   439,344
  Martin Marietta Materials, Inc.        6,300                   483,336

                                                               ---------
                                                                 922,680
                                                               ---------
Electronics - 5.4%
  AES Corp.(b)                          26,300                   416,329
  Amphenol Corp.                         7,200                   318,672
  Intel Corp.                           65,300                 1,629,888
  L-3 Communications Holdings,
    Inc.(c)                              6,800                   505,580

                                                               ---------
                                                               2,870,469
                                                               ---------
Entertainment & Leisure - 2.9%
  Comcast Corp.(b)(c)                   22,600                   586,696
  GTECH Holdings Corp.                  13,700                   434,838
  The Walt Disney Co.                   21,300                   510,561

                                                               ---------
                                                               1,532,095
                                                               ---------

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS (Continued)
Finance - 2.8%
  Affiliated Managers Group,
    Inc.(b)(c)                           4,200                 $ 337,050
  American Express Co.(c)               11,800                   607,228
  Capital One Financial Corp.(c)         3,400                   293,760
  State Street Corp.                     4,200                   232,848

                                                               ---------
                                                               1,470,886
                                                               ---------
Food & Agriculture - 0.5%
  Campbell Soup Co.(d)                   9,500                   282,815
                                                               ---------
Insurance - 3.2%
  American International Group,
    Inc.                                 8,400                   573,132
  Genworth Financial, Inc.               7,600                   262,808
  W.R. Berkley Corp.                     7,200                   342,864
  WellPoint, Inc.(b)
                                         6,900                   550,551

                                                               ---------
                                                               1,729,355
                                                               ---------
Machinery & Heavy Equipment - 0.5%
  Caterpillar, Inc.(c)                   4,800                   277,296
                                                               ---------
Manufacturing - 12.6%
  3M Co.
                                         6,900                   534,750
  Black & Decker Corp.                   5,500                   478,280
  Corning, Inc.(b)                      16,300                   320,458
  Cummins, Inc.(c)                       4,500                   403,785
  Dade Behring Holdings, Inc.           11,800                   482,502
  General Electric Co.                  83,000                 2,909,150
  ITT Industries, Inc.                   3,300                   339,306
  Nike, Inc.                             6,400                   555,456
  Nucor Corp.(c)
                                         6,300                   420,336
  The Stanley Works
                                         5,400                   259,416

                                                               ---------
                                                               6,703,439
                                                               ---------
Medical & Medical Services - 5.6%
  Amgen, Inc.(b)                         7,500                   591,450
  Community Health Systems,
    Inc.(b)                              8,200                   314,388
  Coventry Health Care, Inc.(b)          9,598                   546,702
  McKesson Corp.(c)                     10,100                   521,059
  Pharmaceutical Product
    Development, Inc.(b)                 4,300                   266,385
  UnitedHealth Group, Inc.(c)           11,550                   717,717

                                                               ---------
                                                               2,957,701
                                                               ---------
Medical Instruments & Supplies - 6.7%
  Bausch & Lomb, Inc.
                                         5,700                   387,030
  Becton, Dickinson & Co.               10,000                   600,800
  C.R. Bard, Inc.                        4,500                   296,640
  Invitrogen Corp.(b)                    4,600                   306,544
  Johnson & Johnson(c)
                                        27,300                 1,640,730
  Respironics, Inc.(b)
                                         9,800                   363,286

                                                               ---------
                                                               3,595,030
                                                               ---------
Oil & Gas - 3.0%
  Devon Energy Corp.                     8,500                   531,590
  Grant Prideco, Inc.(b)                10,800                   476,496
  Patterson-UTI Energy, Inc.
                                        17,800                   586,510

                                                               ---------
                                                               1,594,596
                                                               ---------
Pharmaceuticals - 4.4%
  Abbott Laboratories                    9,400                   370,642
  Genentech, Inc.(b)                     3,000                   277,500
  Gilead Sciences, Inc.(b)
                                        10,400                   547,352

                                                               5

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                 LARGE CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                           NUMBER
                                         OF SHARES        VALUE
                                        -----------   -------------
COMMON STOCKS (Continued)
Pharmaceuticals (Continued)
  Merck & Co., Inc.(c)                  17,900        $  569,399
  Wyeth                                 12,600           580,482

                                                      ----------
                                                       2,345,375
                                                      ----------
Publishing & Printing - 1.1%
  The McGraw-Hill Cos., Inc.            10,900           562,767
                                                      ----------
Railroad & Shipping - 0.8%
  Burlington Northern Santa Fe
    Corp.                                6,000           424,920
                                                      ----------
Real Estate - 0.5%
  Cendant Corp.                         16,200           279,450
                                                      ----------
Restaurants - 1.0%
  Darden Restaurants, Inc.(c)           13,800           536,544
                                                      ----------
Retail Merchandising - 7.2%
  Advance Auto Parts, Inc.(b)            8,800           382,448
  Barnes & Noble, Inc.(c)                6,900           294,423
  Claire's Stores, Inc.                 11,800           344,796
  The Home Depot, Inc.(c)               23,400           947,232
  J.C. Penney Co., Inc.                  7,900           439,240
  Nordstrom, Inc.                       14,600           546,040
  Target Corp.(c)                        5,100           280,347
  Wal-Mart Stores, Inc.(c)              12,600           589,680

                                                      ----------
                                                       3,824,206
                                                      ----------
Security Brokers & Dealers - 0.8%
  E*TRADE Financial Corp.(b)            20,900           435,974
                                                      ----------
Semiconductors & Related Devices - 2.5%
  Freescale Semiconductor, Inc. -
    Class A(b)                           5,800           146,102
  Freescale Semiconductor, Inc. -
    Class B(b)(c)                        5,800           145,986
  Micron Technology, Inc.(b)(c)         22,100           294,151
  Texas Instruments, Inc.               24,000           769,680

                                                      ----------
                                                       1,355,919
                                                      ----------
Soaps & Cosmetics - 4.2%
  Colgate-Palmolive Co.                  5,800           318,130
  The Procter & Gamble Co.(c)           32,790         1,897,885

                                                      ----------
                                                       2,216,015
                                                      ----------
Telecommunications - 1.9%
  Motorola, Inc.(c)                     33,600           759,024
  Sprint Nextel Corp.(c)                10,154           237,197

                                                      ----------
                                                         996,221
                                                      ----------
Tobacco - 1.1%
  Altria Group, Inc.                     7,700           575,344
                                                      ----------
Transportation - 1.4%
  CNF, Inc.                              7,600           424,764
  Ryder Systems, Inc.                    8,100           332,262

                                                      ----------
                                                         757,026
                                                      ----------
TOTAL COMMON STOCKS
  (Cost $39,037,638)                                  52,305,128
                                                      ----------

                                                 PAR/SHARES
                                    MATURITY       (000)          VALUE
                                   ----------   -----------   -------------
SHORT TERM INVESTMENTS - 19.1%
  Banco Santader, Certificate of
    Deposit
    4.34%(e)                       01/10/06     $  60         $   59,652
  Bank of America, Master Notes
    4.08%(e)(f)                    01/02/06       248            248,475
  Galileo Money Market Fund                       894            893,699
  Institutional Money Market
    Trust(e)(g)                                 8,960          8,959,922

                                                              ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $10,161,748)                                          10,161,748
                                                              ----------

TOTAL INVESTMENTS IN SECURITIES -  117.3%
  (Cost $49,199,386(a))                     62,466,876
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (17.3)%
  (Including $9,268,049 of
  payable upon return of
  securities loaned)                        (9,221,741)
                                            ----------
NET ASSETS - 100.0%                        $53,245,135
                                           ===========

-------------------

 (a) Cost for Federal income tax purposes is $49,477,430. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                    $13,765,225
      Gross unrealized depreciation                                       (775,779)
                                                                       -----------
                                                                       $12,989,446
                                                                       ===========

 (b) Non-income producing security.
  (c) Total or partial securities on loan.
 (d) Securities, or a portion thereof, pledged as collateral with a value of
       $282,815 on 11 long S&P 500 futures contracts and 1 NASDAQ 100 futures contract expiring March 2006. The value of such contract on December 31,
       2005 was $856,040, with an unrealized loss of $13,245 (including commissions of $22).
 (e) Securities purchased with the cash proceeds from securities loaned.
  (f) Rates shown are the rates as of December 31, 2005.
 (g) Represents an investment in an affiliate.

6

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                         DIVIDEND ACHIEVERSTM PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS - 98.5%
Aerospace - 2.0%
  General Dynamics Corp.(b)               3,900                $ 444,795
  United Technologies Corp.               4,100                  229,231

                                                               ---------
                                                                 674,026
                                                               ---------
Banks - 16.3%
  Bank of America Corp.(b)              33,450                 1,543,718
  Bank of Hawaii Corp.                   4,050                   208,737
  BB&T Corp.(b)                          7,500                   314,325
  Citigroup, Inc.(b)                    24,850                 1,205,970
  Comerica, Inc.(b)                      6,800                   385,968
  Key Corp.(b)                          12,550                   413,272
  SunTrust Banks, Inc.                   4,400                   320,144
  TD Banknorth, Inc.                     7,100                   206,255
  Wachovia Corp.(b)                      7,550                   399,093
  Wells Fargo & Co.(b)                   6,600                   414,678

                                                               ---------
                                                               5,412,160
                                                               ---------
Beverages & Bottling - 1.2%
  Anheuser-Busch Cos., Inc.              4,250                   182,580
  PepsiCo, Inc.                          3,450                   203,826

                                                               ---------
                                                                 386,406
                                                               ---------
Chemicals - 0.8%
  Rohm and Haas Co.                      5,200                   251,784
                                                               ---------
Computer & Office Equipment - 3.1%
  Avery Dennison Corp.(b)                4,900                   270,823
  International Business Machines
    Corp.                                5,500                   452,100
  Pitney Bowes, Inc.(b)                  7,000                   295,750

                                                               ---------
                                                               1,018,673
                                                               ---------
Computer Software & Services - 1.0%
  Automatic Data Processing,
    Inc.(b)                              3,400                   156,026
  Microsoft Corp.(b)                     6,900                   180,435

                                                               ---------
                                                                 336,461
                                                               ---------
Construction - 1.1%
  Martin Marietta Materials, Inc.(b)     4,850                   372,092
                                                               ---------
Electronics - 0.6%
  Emerson Electric Co.                   2,400                   179,280
                                                               ---------
Energy & Utilities - 5.8%
  Consolidated Edison, Inc.              8,550                   396,122
  MDU Resources Group, Inc.(b)          11,100                   363,414
  Pinnacle West Capital Corp.            8,800                   363,880
  Progress Energy, Inc.                  7,700                   338,184
  UGI Corp.                              9,300                   191,580
  Vectren Corp.                         10,200                   277,032

                                                               ---------
                                                               1,930,212
                                                               ---------
Entertainment & Leisure - 0.8%
  The Walt Disney Co.(b)                11,300                   270,861
                                                               ---------
Finance - 8.3%
  American Capital Strategies Ltd.       3,100                   112,251
  CIT Group, Inc.                        6,100                   315,858
  Franklin Resources, Inc.               4,000                   376,040
  Freddie Mac                            3,200                   209,120
  Indymac Bancorp, Inc.                  3,850                   150,227
  Merrill Lynch & Co., Inc.              7,100                   480,883

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS (Continued)
Finance (Continued)
  Nuveen Investments - Class
    A(b)                                 5,500                 $ 234,410
  Protective Life Corp.                  5,100                   223,227
  Regions Financial Corp.
                                         7,800                   266,448
  Washington Mutual, Inc.(b)
                                         9,250                   402,375

                                                               ---------
                                                               2,770,839
                                                               ---------
Food & Agriculture - 0.5%
  Archer-Daniels-Midland Co.             7,100                   175,086
                                                               ---------
Insurance - 6.7%
  The Allstate Corp.                     8,950                   483,926
  American International Group,
    Inc.(b)                              5,700                   388,911
  CHUBB Corp.(b)                         4,400                   429,660
  Harleysville Group, Inc.               7,750                   205,375
  Lincoln National Corp.(b)              3,600                   190,908
  Old Republic International Corp.       5,900                   154,934
  The St. Paul Travelers Cos.,
    Inc.(b)
                                         8,250                   368,528

                                                               ---------
                                                               2,222,242
                                                               ---------
Manufacturing - 7.7%
  A.O. Smith Corp.                       5,600                   196,560
  Fuller (H.B.) Co.
                                         7,700                   246,939
  General Electric Co.
                                        22,550                   790,378
  La-Z-Boy, Inc.(b)                     18,000                   244,080
  Nucor Corp.(b)                         4,900                   326,928
  Reynold American, Inc.                 2,300                   219,259
  The Stanley Works(b)                   4,900                   235,396
  V.F. Corp.                             5,500                   304,370

                                                               ---------
                                                               2,563,910
                                                               ---------
Medical & Medical Services - 0.7%
  Health Care Property Investors,
    Inc.                                 9,500                   242,820
                                                               ---------
Medical Instruments & Supplies - 1.4%
  Beckman Coulter, Inc.                  2,900                   165,010
  Johnson & Johnson(b)
                                         5,100                   306,510

                                                               ---------
                                                                 471,520
                                                               ---------
Motor Vehicles - 0.6%
  Harley-Davidson, Inc.(b)               3,600                   185,364
                                                               ---------
Oil & Gas - 13.5%
  ChevronTexaco Corp.(b)(c)             21,050                 1,195,008
  ConocoPhillips(b)                     11,700                   680,706
  Devon Energy Corp.                     3,300                   206,382
  Energen Corp.                          8,200                   297,824
  Exxon Mobil Corp.(b)(c)               29,250                 1,642,972
  Helmerich & Payne, Inc.                7,650                   473,612

                                                               ---------
                                                               4,496,504
                                                               ---------
Pharmaceuticals - 5.7%
  Bristol-Myers Squibb Co.(b)            6,400                   147,072
  Merck & Co., Inc.(b)                  18,650                   593,256
  Pfizer, Inc.                          49,450                 1,153,174

                                                               ---------
                                                               1,893,502
                                                               ---------
Plastics - 1.1%
  Sonoco Products Co.                   12,350                   363,090
                                                               ---------

                                                               7

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                   DIVIDEND ACHIEVERSTM PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                           NUMBER
                                         OF SHARES        VALUE
                                        -----------   -------------
COMMON STOCKS (Continued)
Publishing & Printing - 2.3%
  The McGraw-Hill Cos., Inc.(b)          7,000        $  361,410
  R.R. Donnelley & Sons Corp.(b)        12,000           410,520

                                                      ----------
                                                         771,930
                                                      ----------
Real Estate - 4.3%
  CBL & Associates Properties,
    Inc.                                 5,200           205,452
  Commercial Net Lease Realty            7,900           160,923
  General Growth Properties,
    Inc.(b)                              8,100           380,619
  HRPT Properties Trust                 13,000           134,550
  Kimco Realty Corp.                     8,900           285,512
  Tanger Factory Outlet Centers,
    Inc.                                 8,700           250,038

                                                      ----------
                                                       1,417,094
                                                      ----------
Restaurants - 2.1%
  McDonald's Corp.(b)                   20,150           679,458
                                                      ----------
Retail Merchandising - 1.3%
  Federated Department Stores,
    Inc.                                 2,450           162,508
  The Home Depot, Inc.(b)                6,900           279,312

                                                      ----------
                                                         441,820
                                                      ----------
Semiconductors & Related Devices - 0.4%
  Linear Technology Corp.                3,900           140,673
                                                      ----------
Soaps & Cosmetics - 0.5%
  Colgate-Palmolive Co.                  3,200           175,520
                                                      ----------
Telecommunications - 6.2%
  ALLTEL Corp.(b)                        3,500           220,850
  AT&T, Inc.                            37,541           919,379
  CenturyTel, Inc.                       4,400           145,904
  Motorola, Inc.(b)                      8,600           194,274
  Verizon Communications, Inc.(b)       18,700           563,244

                                                      ----------
                                                       2,043,651
                                                      ----------
Tobacco - 2.5%
  Altria Group, Inc.(b)                 11,200           836,864
                                                      ----------
TOTAL COMMON STOCKS
  (Cost $31,339,321)                                  32,723,842
                                                      ----------

                                                 PAR/SHARES
                                    MATURITY       (000)          VALUE
                                   ----------   -----------   ------------
SHORT TERM INVESTMENTS - 32.3%
  Banco Santader, Certificate of
    Deposit
    4.34%(d)                       01/10/06     $ 931            931,121
  Bank of America, Master Notes
    4.08%(d)(e)                    01/02/06       928            927,683
  Merrill Lynch, Master Notes
    4.35%(d)(e)                    01/03/06        13             13,448
  Morgan Stanley, Floating Rate
    Notes
    4.33%(d)(e)                    01/02/06     1,446          1,445,504
  Institutional Money Market
    Trust(d)(f)                                 7,430          7,429,868

                                                               ---------
TOTAL SHORT TERM INVESTMENTS
  (Cost $10,747,624)                                          10,747,624
                                                              ----------

                                              VALUE
                                        ----------------
TOTAL INVESTMENTS IN SECURITIES -
130.8%
  (Cost $42,086,945(a))                 $43,471,466
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (30.8)%
  (Including $10,747,624 of payable
  upon return of securities loaned)     (10,230,655)
                                        -----------
NET ASSETS - 100.0%                     $33,240,811
                                        ===========

-------------------

 (a) Cost for Federal income tax purposes is $42,126,488. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                    $1,937,883
      Gross unrealized depreciation                                      (592,905)
                                                                       ----------
                                                                       $1,344,978
                                                                       ==========

 (b) Total or partial securities on loan.
  (c) Securities, or a portion thereof, pledged as collateral with a value of
       $339,300 on 7 long E-Mini S&P 500 futures contracts expiring March 2006.
       The value of such contracts on December 31, 2005 was $439,180, with an unrealized loss of $2,422 (including commissions of $12).
 (d) Securities purchased with the cash proceeds from securities loaned.
 (e) Rates shown are the rates as of December 31, 2005.
  (f) Represents an investment in an affiliate.

8

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                                LEGACY PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES       VALUE
                        ----------- --------------
COMMON STOCKS - 99.3%
Aerospace - 1.6%
  General Dynamics        37,900     $  4,322,495
                                     ------------
Corp.
Beverages & Bottling - 2.2%
  PepsiCo, Inc.(b)      103,500         6,114,780
                                     ------------
Broadcasting - 0.8%
  XM Satellite Radio     77,300         2,108,744
                                     ------------
Holdings, Inc.(c)
Computer & Office Equipment - 4.1%
  Apple Computer,        60,900         4,378,101
Inc.(b)(c)
  Hewlett-Packard       239,700         6,862,611
Co.(b)

                                     ------------
                                       11,240,712
                                     ------------
Computer Software & Services -
17.7%
  Adobe Systems, Inc.   101,400         3,747,744
  Cognizant Technology
Solutions
    Corp.(b)(c)          75,100         3,781,285
  EMC Corp.(c)          447,200         6,090,864
  Google, Inc. - Class   26,185        10,863,109
A(b)(c)
  Microsoft Corp.       520,940        13,622,581
  Salesforce.com,        75,100         2,406,955
Inc.(c)
  Yahoo! Inc.(c)        210,500         8,247,390

                                     ------------
                                       48,759,928
                                     ------------
Electronics - 1.1%
  Intel Corp.           119,000         2,970,240
                                     ------------
Entertainment & Leisure - 1.0%
  Marriott
International, Inc. -
Class
    A(b)                 21,300         1,426,461
  Starwood Hotels &
Resorts
    Worldwide, Inc.      22,700         1,449,622

                                     ------------
                                        2,876,083
                                     ------------
Finance - 8.7%
  American Express      143,250         7,371,645
Co.(b)
  Chicago Mercantile
Exchange
    Holdings, Inc.(b)     9,200         3,380,908
  Franklin Resources,    53,876         5,064,883
Inc.
  The Goldman Sachs      17,800         2,273,238
Group, Inc.(b)
  SLM Corp.             106,200         5,850,558

                                     ------------
                                       23,941,232
                                     ------------
Food & Agriculture - 1.6%
  Monsanto Co.           55,920         4,335,478
                                     ------------
Insurance - 2.1%
  Humana, Inc.(c)        34,018         1,848,198
  WellPoint, Inc.(c)     50,500         4,029,395

                                     ------------
                                        5,877,593
                                     ------------
Manufacturing - 10.7%
  Corning, Inc.(b)(c)   235,200         4,624,032
  Danaher Corp.(b)       99,000         5,522,220
  General Electric Co.  387,772        13,591,409
  Nike, Inc.(b)          25,600         2,221,824
  Polo Ralph Lauren      65,500         3,677,170
Corp.

                                     ------------
                                       29,636,655
                                     ------------
Medical & Medical Services - 7.7%
  Amgen, Inc.(c)         70,402         5,551,902
  Caremark Rx, Inc.(c)   53,200         2,755,228
  Medco Health           25,400         1,417,320
Solutions, Inc.(c)
  Quest Diagnostics,     63,300         3,258,684
Inc.
  UnitedHealth Group,   133,436         8,291,713
Inc.(b)

                                     ------------
                                       21,274,847
                                     ------------

                           NUMBER
                         OF SHARES       VALUE
                        ----------- --------------
COMMON STOCKS (Continued)
Medical Instruments & Supplies -
6.1%
  Johnson & Johnson(b)  119,620      $  7,189,162
  St. Jude Medical, Inc.150,000         7,530,000
  Stryker Corp.          48,100         2,137,083

                                     ------------
                                       16,856,245
                                     ------------
Metal & Mining - 2.6%
  CONSOL Energy, Inc.   110,900         7,228,462
                                     ------------
Oil & Gas - 7.7%
  EOG Resources, Inc.
                         82,800         6,075,036
  Exxon Mobil Corp.(b)
                         39,027         2,192,146
  GlobalSantaFe Corp.    99,800         4,805,370
  Newfield Exploration   92,500         4,631,475
Co.(c)
  Schlumberger Ltd.(b)   35,300         3,429,395

                                     ------------
                                       21,133,422
                                     ------------
Pharmaceuticals - 7.5%
  Allergan, Inc.         19,137         2,066,030
  Amylin                 37,900         1,512,968
Pharmaceuticals,
Inc.(b)(c)
  Genentech, Inc.(c)
                         30,200         2,793,500
  Genzyme Corp.(c)
                         55,500         3,928,290
  Novartis AG - ADR      95,900         5,032,832
  Sanofi-Aventis - ADR   69,600         3,055,440
  Teva Pharmaceutical Industries
Ltd.
    - ADR(b)             52,200         2,245,122

                                     ------------
                                       20,634,182
                                     ------------
Retail Merchandising - 7.7%
  Chico's FAS, Inc.(b)(c)
                         51,900         2,279,967
  Coach, Inc.(c)         62,900         2,097,086
  CVS Corp.             132,400         3,498,008
  Kohl's Corp.(c)        90,100         4,378,860
  Staples, Inc.         109,750         2,492,422
  Target Corp.           69,700         3,831,409
  Walgreen Co.(b)        62,000         2,744,120

                                     ------------
                                       21,321,872
                                     ------------
Semiconductors & Related Devices -
2.9%
  Broadcom Corp. -       41,200         1,942,580
Class A(c)
  Freescale Semiconductor, Inc. -
    Class A(c)          104,700         2,637,393
  Marvell Technology     24,700         1,385,423
Group Ltd.(c)
  Texas Instruments,     60,700         1,946,649
Inc.(b)

                                     ------------
                                        7,912,045
                                     ------------
Soaps & Cosmetics - 3.5%
  The Procter & Gamble  164,800         9,538,624
                                     ------------
Co.(b)
Telecommunications -
2.0%
  American Tower Corp.   75,600         2,048,760
- Class A(c)
  Harman International
Industries,
    Inc.                 23,700         2,319,045
  Qualcomm, Inc.(b)      29,700         1,279,476

                                     ------------
                                        5,647,281

                                     ------------
TOTAL COMMON STOCKS
  (Cost $212,973,611)                 273,730,920
                                     ------------
WARRANTS - 0.0%
  Lucent Technologies,
    Inc. (issued
    12/10/04, expiring
    12/10/07, strike
    price $2.75)(d)
  (Cost $8,011)
                         12,138             6,858
                                     ------------

                                                               9

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                          LEGACY PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                 PAR/SHARES
                                    MATURITY       (000)          VALUE
                                   ----------   -----------   -------------
SHORT TERM INVESTMENTS - 25.6%
  Banco Santader, Certificate of
    Deposit
    4.34%(e)                       01/10/06     $9,296        $9,296,314
  Merrill Lynch, Master Notes
    4.35%(e)(f)                    01/03/06      1,740         1,740,103
  Morgan Stanley, Floating Rate
    Notes
    4.33%(e)(f)                    01/02/06      1,441         1,440,914
  Galileo Money Market Fund                      2,396         2,396,104
  Institutional Money Market
    Trust(e)(g)                                 55,516        55,516,244

                                                              ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $70,389,679)                                          70,389,679
                                                              ----------

TOTAL INVESTMENTS IN SECURITIES -  124.9%
  (Cost $283,371,301(a))                                                  344,127,457
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (24.9)%
  (Including $67,993,575 of
  payable upon return of
  securities loaned)                                                      (68,563,713)
                                                                          -----------
NET ASSETS - 100.0%                                                      $275,563,744
                                                                         ============

-------------------

 (a) Cost for Federal income tax purposes is $283,587,531. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $63,493,712
      Gross unrealized depreciation                                       (2,953,786)
                                                                         -----------
                                                                         $60,539,926
                                                                         ===========

 (b) Total or partial securities on loan.
  (c) Non-income producing security.
 (d) As of December 31, 2005, the aggregate amount of shares called for by these warrants is 12,138.  These warrants were exercisable as of
       12/10/04.
 (e) Securities purchased with the cash proceeds from securities loaned.
  (f) Rates shown are the rates as of December 31, 2005.
 (g) Represents an investment in an affiliate.

10

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                         MID-CAP VALUE EQUITY PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS - 96.3%
Banks - 6.9%
  City National Corp.                       172,700            $12,510,388
  Comerica, Inc.(b)                         159,900              9,075,924
  Hudson City Bancorp, Inc.                 899,000             10,895,880
  North Fork Bancorp, Inc.                  352,350              9,640,296
  Sovereign Bancorp, Inc.                   443,400              9,586,308

                                                               -----------
                                                                51,708,796
                                                               -----------
Beverages & Bottling - 0.7%
  Coca-Cola Enterprises, Inc.               285,700              5,476,869
                                                               -----------
Broadcasting - 1.5%
  Belo Corp.                                280,100              5,996,941
  Lin TV Corp.(c)                           456,120              5,081,177

                                                               -----------
                                                                11,078,118
                                                               -----------
Business Services - 3.6%
  Amvescap PLC - SP ADR(b)                  218,100              3,356,559
  The Brink's Co.                           277,800             13,309,398
  W.W. Grainger, Inc.                       151,490             10,770,939

                                                               -----------
                                                                27,436,896
                                                               -----------
Chemicals - 2.8%
  Ashland, Inc.(b)                          236,100             13,670,190
  FMC Corp.(b)(c)                           137,400              7,305,558

                                                               -----------
                                                                20,975,748
                                                               -----------
Computer & Office Equipment - 2.8%
  American Power Conversion
    Corp.(b)                                209,900              4,617,800
  Avery Dennison Corp.(b)                    95,000              5,250,650
  NCR Corp.(b)(c)                           330,800             11,227,352
  Phase Metrics, Inc.(c)(d)                 108,409                  2,168

                                                               -----------
                                                                21,097,970
                                                               -----------
Computer Software & Services - 1.8%
  Activision, Inc.(b)(c)                    210,133              2,887,227
  IAC/InterActiveCorp(b)(c)                 163,700              4,634,347
  Unisys Corp.(c)                       1,103,400                6,432,822

                                                               -----------
                                                                13,954,396
                                                               -----------
Construction - 1.0%
  Dycom Industries, Inc.(b)(c)            337,500                7,425,000
                                                               -----------
Containers - 4.2%
  Owens-Illinois, Inc.(c)                 498,700               10,492,648
  Pactiv Corp.(b)(c)                      462,800               10,181,600
  Smurfit-Stone Container
    Corp.(b)(c)                           774,500               10,974,665

                                                               -----------
                                                                31,648,913
                                                               -----------
Energy & Utilities - 8.7%
  Constellation Energy Group              187,400               10,794,240
  Equitable Resources, Inc.(b)            231,800                8,504,742
  PPL Corp.                               340,000                9,996,000
  Public Service Enterprise Group,
    Inc.(b)                               191,500               12,441,755
  Questar Corp.                           173,100               13,103,670
  Sempra Energy(b)                        231,400               10,375,976

                                                               -----------
                                                                65,216,383
                                                               -----------
Entertainment & Leisure - 1.4%
  Hilton Hotels Corp.(b)                  424,400               10,232,284
                                                               -----------

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS (Continued)
Finance - 5.2%
  Ambac Financial Group, Inc.             130,350              $10,044,771
  Capital One Financial Corp.(b)          120,500               10,411,200
  CIT Group, Inc.                         193,100                9,998,718
  Freedom Pay, Inc.(d)                     43,051                      431
  H&R Block, Inc.(b)                      237,700                5,835,535
  Mellon Financial Corp.
                                           91,600                3,137,300

                                                               -----------
                                                                39,427,955
                                                               -----------
Food & Agriculture - 3.7%
  ARAMARK Corp.-Class B                   249,100                6,919,998
  Dean Foods Co.(c)                       124,300                4,681,138
  Del Monte Foods Co.(c)                  837,800                8,738,254
  The J. M. Smucker Co.
                                          171,400                7,541,600

                                                               -----------
                                                                27,880,990
                                                               -----------
Insurance - 8.9%
  Aspen Insurance Holdings Ltd.           330,700                7,827,669
  Axis Capital Holdings Ltd.              312,600                9,778,128
  Endurance Specialty Holdings
    Ltd.
                                          438,900               15,734,565
  Hanover Insurance Group, Inc.
                                          242,600               10,133,402
  Max Re Capital Ltd.                     362,800                9,421,916
  Radian Group, Inc.                      126,200                7,394,058
  XL Capital Ltd.                         102,000                6,872,760

                                                               -----------
                                                                67,162,498
                                                               -----------
Manufacturing - 8.5%
  Brunswick Corp.                         117,400                4,773,484
  Jones Apparel Group, Inc.               335,300               10,300,416
  Newell Rubbermaid, Inc.(b)              314,000                7,466,920
  The Sherwin-Williams Co.(b)             271,100               12,313,362
  Snap-On, Inc.
                                          244,500                9,183,420
  The Stanley Works(b)
                                          204,200                9,809,768
  Textron, Inc.                           133,900               10,307,622

                                                               -----------
                                                                64,154,992
                                                               -----------
Measuring & Controlling Devices -
0.9%
  Thermo Electron Corp.(c)
                                          223,200                6,725,016
                                                               -----------
Medical & Medical Services - 1.6%
  MedImmune, Inc.(b)(c)                   121,400                4,251,428
  Universal Health Services,
    Inc.(b)                               163,000                7,618,620

                                                               -----------
                                                                11,870,048
                                                               -----------
Medical Instruments & Supplies - 2.3%
  The Cooper Cos., Inc.                   115,100                5,904,630
  Hillenbrand Industries, Inc.
                                          228,900               11,309,949

                                                               -----------
                                                                17,214,579
                                                               -----------
Metal & Mining - 1.9%
  CONSOL Energy, Inc.                     177,700               11,582,486
  United States Steel Corp.(b)             64,200                3,086,094

                                                               -----------
                                                                14,668,580
                                                               -----------
Oil & Gas - 5.1%
  AGL Resources, Inc.
                                          329,100               11,455,971
  CNX Gas Corp.(c)(d)(e)(f)
                                           62,300                1,308,300
  Diamond Offshore Drilling, Inc.         133,300                9,272,348
  EOG Resources, Inc.                      96,900                7,109,553

                                               11

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                   MID-CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                           NUMBER
                                         OF SHARES         VALUE
                                        -----------   --------------
COMMON STOCKS (Continued)
Oil & Gas (Continued)
  Newfield Exploration Co.(c)           185,900       $ 9,308,013

                                                      -----------
                                                       38,454,185
                                                      -----------
Paper & Forest Products - 1.4%
  Bowater, Inc.(b)                      348,800        10,715,136
                                                      -----------
Pharmaceuticals - 1.4%
  Andrx Corp.(c)                        319,300         5,258,871
  Watson Pharmaceuticals,
    Inc.(b)(c)                          165,500         5,380,405

                                                      -----------
                                                       10,639,276
                                                      -----------
Publishing & Printing - 3.3%
  Dow Jones & Co., Inc.(b)              230,100         8,166,249
  R.R. Donnelley & Sons Corp.(b)        308,800        10,564,048
  Tribune Co.(b)                        198,800         6,015,688

                                                      -----------
                                                       24,745,985
                                                      -----------
Railroad & Shipping - 0.7%
  CSX Corp.                             110,900         5,630,393
                                                      -----------
Real Estate - 4.8%
  Boston Properties, Inc.               163,700        12,135,081
  Cendant Corp.(b)                      578,000         9,970,500
  The Mills Corp.(b)                     99,600         4,177,224
  Reckson Associates Realty
    Corp.(b)                            274,500         9,876,510

                                                      -----------
                                                       36,159,315
                                                      -----------
Restaurants - 0.6%
  Outback Steakhouse, Inc.(b)           109,700         4,564,617
                                                      -----------
Retail Merchandising - 7.2%
  Federated Department Stores,
    Inc.                                155,000        10,281,150
  The Kroger Co.(b)(c)                  341,200         6,441,856
  Office Depot, Inc.(b)(c)              246,700         7,746,380
  Officemax, Inc.                       412,000        10,448,320
  Pier 1 Imports, Inc.(b)               557,500         4,866,975
  Saks, Inc.(c)                         370,100         6,239,886
  TJX Cos., Inc.(b)                     368,100         8,550,963

                                                      -----------
                                                       54,575,530
                                                      -----------
Semiconductors & Related Devices - 0.7%
  Cypress Semiconductor
    Corp.(b)(c)                         345,600         4,924,800
                                                      -----------
Telecommunications - 0.7%
  Amdocs Ltd.(c)                        183,400         5,043,500
                                                      -----------
Tires & Rubber - 0.5%
  Cooper Tire & Rubber Co.(b)           228,000         3,492,960
                                                      -----------
Tobacco - 0.7%
  Loews Corp. - Carolina Group          111,900         4,922,481
                                                      -----------
Transportation - 0.8%
  American Commercial Lines,
    Inc.(c)                             209,300         6,339,697
                                                      -----------
TOTAL COMMON STOCKS
  (Cost $622,390,196)                                 725,563,906
                                                      -----------

                                                 PAR/SHARES
                                    MATURITY       (000)           VALUE
                                   ----------   -----------   --------------
SHORT TERM INVESTMENTS - 19.0%
  Banco Santader, Certificate of
    Deposit
    4.34%(g)                       01/10/06     $5,831        $ 5,830,591
  Federal Home Loan Bank,
    Discount Notes
    3.25%(h)                       01/03/06     20,800         20,796,244
  Merrill Lynch, Master Notes
    4.35%(g)(i)                    01/03/06      7,972          7,972,046
  Morgan Stanley, Floating Rate
    Notes
    4.33%(g)(i)                    01/02/06      3,844          3,844,254
  Galileo Money Market Fund                      9,964          9,963,512
  Institutional Money Market
    Trust(g)(j)                                 94,614         94,613,946

                                                              -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $143,020,593)                                         143,020,593
                                                              -----------

TOTAL INVESTMENTS IN SECURITIES -  115.3%
  (Cost $765,410,789(a))                    868,584,499
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (15.3)%
  (Including $112,260,837 of
  payable upon return of securities
  loaned)                                  (115,430,134)
                                           ------------
NET ASSETS - 100.0%                        $753,154,365
                                           ============

-------------------

 (a) Cost for Federal income tax purposes is $769,877,596. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $119,437,213
      Gross unrealized depreciation                                      (20,730,310)
                                                                         ------------
                                                                         $98,706,903
                                                                         ============

 (b) Total or partial securities on loan.
  (c) Non-income producing security.
 (d) Security valued at fair value as determined in good faith by or under the direction of the Trustees.  As of December 31, 2005, this security had a total market value of $1,310,899 which represents 0.2% of net assets.
 (e) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31,
       2005, the Portfolio held 0.2% of its net assets, with a current market value of $1,308,300 in securities restricted as to resale.
  (f) Security is illiquid. As of December 31, 2005, the Portfolio held 0.2%
       of its net assets, with a current market value of $1,308,300 in these securities.
 (g) Securities purchased with the cash proceeds from securities loaned.
 (h) The rate shown is the effective yield at the time of purchase.
     (i) Rates shown are the rates as of December 31, 2005.
  (j) Represents an investment in an affiliate.

12

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                        MID-CAP GROWTH EQUITY PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS - 99.2%
Advertising - 0.8%
  Getty Images, Inc.(b)(c)                37,400               $3,338,698
                                                               ----------
Aerospace - 1.7%
  Alliant Techsystems, Inc.(b)          101,300                 7,716,021
                                                               ----------
Broadcasting - 2.9%
  CKX, Inc.(b)                          307,700                 4,000,100
  Univision Communications, Inc. -
    Class A(b)(c)                       182,200                 5,354,858
  XM Satellite Radio Holdings,
    Inc.(b)(c)                          130,600                 3,562,768

                                                               ----------
                                                               12,917,726
                                                               ----------
Business Services - 4.6%
  Akamai Technologies, Inc.(b)          253,600                 5,054,248
  Alliance Data Systems
    Corp.(b)(c)                         122,100                 4,346,760
  ChoicePoint, Inc.(b)                  103,900                 4,624,589
  The Corporate Executive Board
    Co.(c)                               73,100                 6,557,070

                                                               ----------
                                                               20,582,667
                                                               ----------
Chemicals - 1.0%
  Air Products & Chemicals, Inc.         74,600                 4,415,574
                                                               ----------
Computer & Office Equipment - 0.0%
  Symbol Technologies, Inc.              17,221                   220,773
                                                               ----------
Computer Software & Services - 8.3%
  Adobe Systems, Inc.                   162,100                 5,991,216
  CACI International, Inc.(b)            80,200                 4,601,876
  Ceridian Corp.(b)                     420,100                10,439,485
  Enterasys Networks, Inc.(b)             3,676                    48,818
  Foundry Networks, Inc.(b)             251,100                 3,467,691
  Ingram Micro, Inc. - Class A(b)       183,300                 3,653,169
  NAVTEQ Corp.(b)                       129,700                 5,689,939
  VeriFone Holdings, Inc.(b)            109,500                 2,770,350

                                                               ----------
                                                               36,662,544
                                                               ----------
Containers - 0.6%
  Owens-Illinois, Inc.(b)               136,900                 2,880,376
                                                               ----------
Electronics - 2.1%
  Amphenol Corp.                        133,500                 5,908,710
  Cogent, Inc.(b)(c)                    150,800                 3,420,144

                                                               ----------
                                                                9,328,854
                                                               ----------
Entertainment & Leisure - 3.8%
  GTECH Holdings Corp.                  137,500                 4,364,250
  Marriott International, Inc. -
    Class A(c)                           35,500                 2,377,435
  Marvel Entertainment, Inc.(b)         136,600                 2,237,508
  Orient-Express Hotels Ltd. -
    Class A                             166,400                 5,244,928
  Starwood Hotels & Resorts
    Worldwide, Inc.                      38,000                 2,426,680

                                                               ----------
                                                               16,650,801
                                                               ----------
Finance - 2.0%
  Nuveen Investments - Class A           79,600                 3,392,552
  T. Rowe Price Group, Inc.              74,200                 5,344,626

                                                               ----------
                                                                8,737,178
                                                               ----------
Insurance - 4.6%
  Axis Capital Holdings Ltd.            149,200                 4,666,976
  Endurance Specialty Holdings
    Ltd.                                190,200                 6,818,670

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS (Continued)
Insurance (Continued)
  WellPoint, Inc.(b)                    109,300                $8,721,047

                                                               ----------
                                                               20,206,693
                                                               ----------
Machinery & Heavy Equipment - 1.0%
  Lennox International, Inc.            155,800                 4,393,560
                                                               ----------
Manufacturing - 1.8%
  IDEX Corp.                            104,000                 4,275,440
  The Warnaco Group, Inc.(b)
                                        142,000                 3,794,240

                                                               ----------
                                                                8,069,680
                                                               ----------
Medical & Medical Services - 8.4%
  Caremark Rx, Inc.(b)                  131,400                 6,805,206
  Community Health Systems,
    Inc.(b)                             221,400                 8,488,476
  Coventry Health Care, Inc.(b)         100,350                 5,715,936
  Medco Health Solutions, Inc.(b)
                                        112,300                 6,266,340
  Omnicare, Inc.(c)
                                        103,500                 5,922,270
  Triad Hospitals, Inc.(b)               99,975                 3,922,019

                                                               ----------
                                                               37,120,247
                                                               ----------
Medical Instruments & Supplies - 6.3%
  Charles River Laboratories
    International, Inc.(b)               40,900                 1,732,933
  Cytyc Corp.(b)(c)                     200,100                 5,648,823
  Fisher Scientific International,
    Inc.(b)                              84,000                 5,196,240
  Kinetic Concepts, Inc.(b)             109,100                 4,337,816
  Martek Biosciences Corp.(b)(c)        139,200                 3,425,712
  Varian Medical Systems, Inc.(b)       146,100                 7,354,674

                                                               ----------
                                                               27,696,198
                                                               ----------
Metal & Mining - 5.1%
  CONSOL Energy, Inc.
                                        172,000                11,210,960
  Massey Energy Co.
                                        111,800                 4,233,866
  MSC Industrial Direct Co., Inc.       174,400                 7,014,368

                                                               ----------
                                                               22,459,194
                                                               ----------
Oil & Gas - 10.6%
  Airgas, Inc.                          198,700                 6,537,230
  Amerada Hess Corp.
                                         17,500                 2,219,350
  CNX Gas Corp.(b)(d)(e)(f)
                                         36,700                   770,700
  ENSCO International, Inc.(c)          172,800                 7,663,680
  EOG Resources, Inc.                   119,100                 8,738,367
  Grant Prideco, Inc.(b)                 53,000                 2,338,360
  Newfield Exploration Co.(b)           226,600                11,345,862
  Noble Corp.                            74,500                 5,255,230
  Stolt Offshore SA - ADR(b)            190,800                 2,224,728

                                                               ----------
                                                               47,093,507
                                                               ----------
Personal Services - 1.1%
  Laureate Education, Inc.(b)            89,600                 4,704,896
                                                               ----------
Pharmaceuticals - 4.8%
  Cephalon, Inc.(b)(c)
                                         96,900                 6,273,306
  Endo Pharmaceuticals Holdings,
    Inc.(b)
                                        195,200                 5,906,752
  Shire Pharmaceuticals Group
    PLC - ADR                           234,256                 9,086,790

                                                               ----------
                                                               21,266,848
                                                               ----------
Restaurants - 1.3%
  Ruby Tuesday, Inc.                    222,300                 5,755,347
                                                               ----------

                                               13

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  MID-CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                           NUMBER
                                         OF SHARES         VALUE
                                        -----------   --------------
COMMON STOCKS (Continued)
Retail Merchandising - 6.4%
  Bed, Bath & Beyond, Inc.(b)            81,400       $ 2,942,610
  Chico's FAS, Inc.(b)(c)               116,800         5,131,024
  Staples, Inc.                         241,072         5,474,745
  TJX Cos., Inc.(c)                     254,900         5,921,327
  Williams-Sonoma, Inc.(b)(c)           205,000         8,845,750

                                                      -----------
                                                       28,315,456
                                                      -----------
Semiconductors & Related Devices - 4.9%
  Analog Devices, Inc.(c)               148,600         5,330,282
  Freescale Semiconductor, Inc. -
    Class B(b)                          250,600         6,307,602
  Lam Research Corp.(b)                 160,000         5,708,800
  Linear Technology Corp.               115,100         4,151,657

                                                      -----------
                                                       21,498,341
                                                      -----------
Telecommunications - 13.0%
  ADTRAN, Inc.                          156,900         4,666,206
  Amdocs Ltd.(b)                        245,800         6,759,500
  American Tower Corp. - Class
    A(b)                                350,900         9,509,390
  Avid Technology, Inc.(b)(c)           191,300        10,475,588
  Comverse Technology, Inc.(b)          165,400         4,397,986
  Harris Corp.(c)                       161,500         6,946,115
  Nextel Partners, Inc. - Class
    A(b)                                264,800         7,398,512
  Polycom, Inc.(b)                      292,800         4,479,840
  Syniverse Holdings, Inc.(b)           142,600         2,980,340

                                                      -----------
                                                       57,613,477
                                                      -----------
Transportation - 1.1%
  Landstar System, Inc.                 115,300         4,812,622
                                                      -----------
Waste Management - 1.0%
  Stericycle, Inc.(b)                    75,700         4,457,216
                                                      -----------
TOTAL COMMON STOCKS
  (Cost $339,245,917)                                 438,914,494
                                                      -----------

WARRANTS - 0.0%
  Dime Bancorp, Inc. (issued
    12/26/00, no expiration date,
    strike price $0.30)(g)              57,900        7,527
  MicroStrategy, Inc. (issued
    06/21/02, expiring 06/24/07,
    strike price $400)(e)(h)            13                2

                                                      -----
TOTAL WARRANTS
  (Cost $17,331)                                      7,529
                                                      -----

                                                 PAR/SHARES
                                    MATURITY       (000)          VALUE
                                   ----------   -----------   -------------
SHORT TERM INVESTMENTS - 14.0%
  Banco Santader, Certificate of
    Deposit
    4.34%(i)                       01/10/06     $2,997        $2,997,280
  Merrill Lynch, Master Notes
    4.35%(i)(j)                    01/03/06     11,617        11,617,069
  Morgan Stanley, Floating Rate
    Notes
    4.33%(i)(j)                    01/02/06      5,100         5,100,333
  Galileo Money Market Fund                      5,533         5,532,767
  Institutional Money Market
    Trust(i)(k)                                 36,941        36,941,073

                                                              ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $62,188,522)                                          62,188,522
                                                              ----------

TOTAL INVESTMENTS IN SECURITIES -  113.2%
  (Cost $401,451,770(a))                    501,110,545
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (13.2)%
  (Including $56,655,755 of
  payable upon return of
  securities loaned)                        (58,526,102)
                                            -----------
NET ASSETS - 100.0%                        $442,584,443
                                           ============

-------------------

 (a) Cost for Federal income tax purposes is $402,201,481. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $106,275,296
      Gross unrealized depreciation                                       (7,366,232)
                                                                         ------------
                                                                         $98,909,064
                                                                         ============

 (b) Non-income producing security.
  (c) Total or partial securities on loan.
 (d) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31,
       2005, the Portfolio held 0.2% of its net assets, with a current market value of $770,700 in securities restricted as to resale.
 (e) Securities valued at fair value as determined in good faith by or under the direction of the Trustees.  As of December 31, 2005, these securities had a total market value of $770,702 which represents 0.2% of net assets.
  (f) Security is illiquid. As of December 31, 2005, the Portfolio held 0.2%
       of its net assets, with a current market value of $770,700 in these securities.
 (g) As of December 31, 2005, the aggregate amount of shares called for by these warrants is 57,900.  These warrants were exercisable as of
       12/26/00.
 (h) As of December 31, 2005, the aggregate amount of shares called for by these warrants is 1.30.  These warrants were exercisable as of 6/24/02.
  (i) Securities purchased with the cash proceeds from securities loaned.
     (j) Rates shown are the rates as of December 31, 2005.
  (k) Represents an investment in an affiliate.

14

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                                AURORA PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES       VALUE
                        ----------- --------------
COMMON STOCKS - 98.2%
Aerospace - 2.6%
  AAR Corp.(b)             365,892   $  8,763,113
  Alliant Techsystems,     281,300     21,426,621
Inc.(b)
  Goodrich Corp.           229,800      9,444,780
  HEICO Corp.              442,800     11,459,664
  Triumph Group,           360,000     13,179,600
Inc.(b)

                                     ------------
                                       64,273,778
                                     ------------
Banks - 10.5%
  City National Corp.      483,100     34,995,764
  Colonial BancGroup,      433,400     10,323,588
Inc.
  Compass Bancshares,      360,900     17,427,861
Inc.
  Cullen/Frost Bankers,    414,300     22,239,624
Inc.
  First Niagara
Financial Group,
    Inc.(c)                885,200     12,808,844
  Hudson City Bancorp,  1,913,900      23,196,468
Inc.
  Mercantile Bankshares   467,300      26,374,412
Corp.
  Sovereign Bancorp,    2,596,300      56,132,006
Inc.
  Sterling Bancshares,  1,190,941      18,388,129
Inc.
  Zions Bancorp           469,100      35,445,196

                                     ------------
                                      257,331,892
                                     ------------
Broadcasting - 0.3%
  Gray Communications,    735,100       7,218,682
                                     ------------
Inc.
Business Services - 4.8%
  The Brink's Co.       1,162,600      55,700,166
  Hiedrick & Struggles
International,
    Inc.(b)               753,700      24,156,085
  National Financial      446,900      23,484,595
Partners Corp.
  Stewart Enterprises,  2,913,300      15,760,953
Inc. - Class A

                                     ------------
                                      119,101,799
                                     ------------
Chemicals - 0.3%
  Minerals                154,000       8,607,060
                                     ------------
Technologies, Inc.(c)
Computer & Office Equipment - 0.9%
  Electronics for         875,300      23,291,733
                                     ------------
Imaging, Inc.(b)(c)
Computer Software & Services - 2.8%
  CACI International,     210,500      12,078,490
Inc.(b)
  Ceridian Corp.(b)       349,900       8,695,015
  Hyperion Solutions      283,800      10,165,716
Corp.(b)(c)
  MRO Software, Inc.(b)   854,440      11,996,338
  ProQuest Co.(b)(c)      433,900      12,110,149
  Sybase, Inc.(b)         587,300      12,838,378

                                     ------------
                                       67,884,086
                                     ------------
Construction - 3.0%
  Apogee Enterprises,     948,496      15,384,605
Inc.
  Champion Enterprises, 1,497,400      20,394,588
Inc.(b)
  ElkCorp(c)              420,200      14,143,932
  Martin Marietta         312,900      24,005,688
Materials, Inc.(c)

                                     ------------
                                       73,928,813
                                     ------------
Containers - 1.6%
  Owens-Illinois,         898,900      18,912,856
Inc.(b)
  Packaging Corp. of      880,900      20,216,655
America

                                     ------------
                                       39,129,511
                                     ------------
Electronics - 0.3%
  Excel Technology,       300,286       7,140,801
                                     ------------
Inc.(b)
Energy & Utilities - 6.3%
  CMS Energy Corp.(b)   1,929,700      27,999,947
  DPL, Inc.               694,000      18,050,940
  Equitable Resources,    553,000      20,289,570
Inc.(c)

                           NUMBER
                         OF SHARES       VALUE
                        ----------- --------------
COMMON STOCKS (Continued)
Energy & Utilities (Continued)
  MDU Resources Group,    417,100    $ 13,655,854
Inc.(c)
  Questar Corp.           271,600      20,560,120
  UGI Corp.               584,800      12,046,880
  Westar Energy, Inc.     660,100      14,192,150
  Wisconsin Energy        753,500      29,431,710
Corp.

                                     ------------
                                      156,227,171
                                     ------------
Entertainment & Leisure - 5.2%
  Boyd Gaming Corp.       234,800      11,190,568
  Gaylord Entertainment   617,400      26,912,466
Co.(b)
  GTECH Holdings Corp.  1,633,100      51,834,594
  Pinnacle              1,102,200      27,235,362
Entertainment, Inc.(b)
  Steiner Leisure         324,100      11,524,996
Ltd.(b)

                                     ------------
                                      128,697,986
                                     ------------
Finance - 6.0%
  Affiliated Managers
Group,
    Inc.(b)(c)            560,100      44,948,025
  American Capital        471,100      17,058,531
Strategies Ltd.
  Capital One Financial Corp.(c)
                          226,800      19,595,520
  CapitalSource, Inc.(b)
                          969,400      21,714,560
  CIT Group, Inc.         505,900      26,195,502
  MCG Capital Corp.       557,700       8,136,843
  MoneyGram International,382,000       9,962,560

                                     ------------
                                      147,611,541
                                     ------------
Food & Agriculture -
1.0%
  Dean Foods Co.(b)       241,100       9,079,826
  Hain Celestial Group, Inc.(b)
                          783,300      16,574,628

                                     ------------
                                       25,654,454
                                     ------------
Furniture - 2.0%
  Steelcase, Inc.         562,400       8,902,792
  Walter Industries,      807,400      40,143,928
Inc.(c)

                                     ------------
                                       49,046,720
                                     ------------
Insurance - 11.3%
  Allmerica Financial      33,300       1,390,941
Corp.
  AmerUs Group Co.(c)     346,800      19,653,156
  Cigna Corp.             205,500      22,954,350
  Hanover Insurance       967,100      40,395,767
Group, Inc.
  Harleysville Group, Inc.
                          488,777      12,952,590
  Hub International Ltd.
                          678,600      17,507,880
  Humana, Inc.(b)         562,300      30,549,759
  Odyssey Re Holdings     747,700      18,752,316
Corp.(c)
  Ohio Casualty Corp.     939,100      26,595,312
  Platinum Underwriters   621,300      19,303,791
Holdings Ltd.
  Radian Group, Inc.      736,700      43,163,253
  United America Indemnity Ltd.(b)
                          881,700      16,188,012
  Universal American Financial
    Corp.(b)
                          633,100       9,547,148

                                     ------------
                                      278,954,275
                                     ------------
Machinery & Heavy
Equipment - 1.4%
  The Manitowoc Co., Inc.
                          308,200      15,477,804
  Wabtec Corp.
                          748,337      20,130,265

                                     ------------
                                       35,608,069
                                     ------------
Manufacturing - 4.9%
  Belden CDT, Inc.        209,700       5,122,971
  Brunswick Corp.         564,700      22,960,702
  Herley Microwave        929,000      15,337,790
Systems, Inc.(b)
  K2, Inc.(b)           1,088,000      10,999,680

                                               15

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                          AURORA PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES        VALUE
                        ----------- ----------------
COMMON STOCKS (Continued)
Manufacturing (Continued)
  Ladish Co., Inc.(b)      468,000   $   10,459,800
  Playtex Products,     1,455,500        19,896,685
Inc.(b)
  Roper Industries,       508,800        20,102,688
Inc.(c)
  Valmont Industries,     437,169        14,627,675
Inc.

                                     --------------
                                        119,507,991
                                     --------------
Measuring & Controlling Devices -
0.8%
  LeCroy Corp.(b)         513,133         7,845,804
  Watts Water             353,400        10,704,486
Technologies, Inc.

                                     --------------
                                         18,550,290
                                     --------------
Medical & Medical Services - 2.5%
  LifePoint Hospitals,    692,536        25,970,100
Inc.(b)(c)
  RehabCare Group,        744,800        15,044,960
Inc.(b)
  STERIS Corp.            861,500        21,554,730

                                     --------------
                                         62,569,790
                                     --------------
Medical Instruments & Supplies -
3.6%
  Bausch & Lomb, Inc.     489,900        33,264,210
  The Cooper Cos., Inc.   257,200        13,194,360
  Cytyc Corp.(b)(c)       193,300         5,456,859
  DENTSPLY                365,200        19,607,588
International, Inc.
  Viasys Healthcare,      702,900        18,064,530
Inc.(b)

                                     --------------
                                         89,587,547
                                     --------------
Metal & Mining - 2.1%
  Massey Energy Co.       702,900        26,618,823
  RTI International       302,400        11,476,080
Metals, Inc.(b)
  United States Steel     281,800        13,546,126
Corp.(c)

                                     --------------
                                         51,641,029
                                     --------------
Motor Vehicles - 0.3%
  Oshkosh Truck Corp.     189,500         8,449,805
                                     --------------
Oil & Gas - 3.4%
  CNX Gas                 591,100        12,413,100
Corp.(b)(d)(e)(f)
  Core Laboratories       692,800        25,883,008
NV(b)
  Vintage Petroleum,      834,200        44,487,886
Inc.

                                     --------------
                                         82,783,994
                                     --------------
Paper & Forest Products - 2.2%
  Caraustar Industries,   788,021         6,847,902
Inc.(b)
  Kadant, Inc.(b)       1,214,600        22,470,100
  Rayonier, Inc.          594,349        23,684,808

                                     --------------
                                         53,002,810
                                     --------------
Pharmaceuticals - 0.4%
  Valeant
Pharmaceuticals
    International         500,100         9,041,808
                                     --------------
Railroad & Shipping - 0.4%
  RailAmerica, Inc.(b)    956,000        10,506,440
                                     --------------
Real Estate - 1.6%
  Heritage Property
Investment
    Trust(c)              484,700        16,188,980
  Highland Hospitality    594,600         6,570,330
Corp.
  Host Marriott           814,800        15,440,460
Corp.(c)

                                     --------------
                                         38,199,770
                                     --------------
Restaurants - 1.2%
  CKE Restaurants,        982,900        13,278,979
Inc.(c)
  Papa John's             260,100        15,426,531
International, Inc.(b)

                                     --------------
                                         28,705,510
                                     --------------

                           NUMBER
                         OF SHARES        VALUE
                        ----------- ----------------
COMMON STOCKS (Continued)
Retail Merchandising - 7.8%
  BJ's Wholesale Club,  1,344,700    $   39,749,332
Inc.(b)(c)
  Federated Department    384,000        25,470,720
Stores, Inc.
  Jarden Corp.(b)(c)      409,900        12,358,485
  Linens 'n Things,     1,363,300        36,263,780
Inc.(b)(c)
  Longs Drug Stores Corp.(c)
                          452,979        16,483,906
  Officemax, Inc.
                          878,800        22,286,368
  Saks, Inc.(b)         1,625,500        27,405,930
  The Sports Authority,   408,000        12,701,040
Inc.(b)

                                     --------------
                                        192,719,561
                                     --------------
Security Brokers & Dealers - 0.7%
  A.G. Edwards, Inc.      366,400        17,169,504
                                     --------------
Semiconductors &
Related Devices - 0.7%
  Agere Systems, Inc. -   657,600         8,483,040
ADR(b)(c)
  IXYS Corp.(b)           701,271         8,197,858

                                     --------------
                                         16,680,898
                                     --------------
Telecommunications - 3.3%
  Amdocs Ltd.(b)          549,800        15,119,500
  Anaren, Inc.(b)         934,170        14,601,077
  Avaya, Inc.(b)        1,398,600        14,923,062
  Nextel Partners, Inc.   901,900        25,199,086
- Class A(b)
  Premiere Global       1,466,600        11,923,458
Services, Inc.(b)

                                     --------------
                                         81,766,183
                                     --------------
Transportation - 1.9%
  Kirby Corp.(b)(c)       251,300        13,110,321
  Laidlaw               1,438,600        33,418,678
International, Inc.

                                     --------------
                                         46,528,999
                                     --------------
TOTAL COMMON STOCKS
  (Cost $1,868,973,088)               2,417,120,300
                                     --------------

                                                 PAR/SHARES
                                    MATURITY       (000)           VALUE
                                   ----------   -----------   --------------
SHORT TERM INVESTMENTS - 13.6%
  Banco Santader, Certificate of
    Deposit
    4.34%(g)                       01/10/06     $ 8,041         8,040,714
  Federal Home Loan Bank,
    Discount Notes
    3.25%(h)                       01/03/06      47,000        46,991,514
  Merrill Lynch, Master Notes
    4.35%(g)(i)                    01/03/06      13,703        13,702,694
  Morgan Stanley, Floating Rate
    Notes
    4.33%(g)(i)                    01/02/06       2,896         2,895,780
  Galileo Money Market Fund                      10,067        10,066,762
  Institutional Money Market
    Trust(g)(j)                                 253,442       253,442,391

                                                              -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $335,139,855)                                         335,139,855
                                                              -----------

16

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                          AURORA PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                              VALUE
                                        -----------------
TOTAL INVESTMENTS IN SECURITIES -  111.8%
  (Cost $2,204,112,943(a))                  $2,752,260,155
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (11.8)%
  (Including $278,081,579 of
  payable upon return of securities
  loaned)                                     (290,201,292)
                                            --------------
NET ASSETS - 100.0%                         $2,462,058,863
                                            ==============

-------------------

 (a) Cost for Federal income tax purposes is $2,206,126,175. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $575,637,359
      Gross unrealized depreciation                                       (29,503,379)
                                                                         ------------
                                                                         $546,133,980
                                                                         ============

 (b) Non-income producing security.
  (c) Total or partial securities on loan.
 (d) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31,
       2005, the Portfolio held 0.5% of its net assets, with a current market value of $12,413,100 in securities restricted as to resale.
 (e) Security is illiquid. As of December 31, 2005, the Portfolio held 0.5% of its net assets, with a current market value of $12,413,100 in these securities.
  (f) Security valued at fair value as determined in good faith by or under the direction of the Trustees.  As of December 31, 2005, this security had a total market value of $12,413,100 which represents 0.5% of net assets.
 (g) Securities purchased with the cash proceeds from securities loaned.
 (h) The rate shown is the effective yield at the time of purchase.
     (i) Rates shown are the rates as of December 31, 2005.
  (j) Represents an investment in an affiliate.

                                                                              17

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                         SMALL/MID CAP GROWTH PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS - 98.1%
Advertising - 0.9%
  Getty Images,           28,100     $ 2,508,487
                                     -----------
Inc.(b)(c)
Aerospace - 0.8%
  Alliant Techsystems,    29,700       2,262,249
                                     -----------
Inc.(b)
Broadcasting - 1.7%
  CKX, Inc.(b)          289,400        3,762,200
  Radio One, Inc. -     104,200        1,078,470
Class D(b)

                                     -----------
                                       4,840,670
                                     -----------
Business Services - 9.2%
  Advisory Board         61,500        2,931,705
Co.(b)(c)
  The Corporate
Executive Board
    Co.(c)               48,600        4,359,420
  CoStar Group,          37,900        1,636,143
Inc.(b)(c)
  Digitas, Inc.(b)      374,600        4,689,992
  Equifax, Inc.(c)       58,900        2,239,378
  Gartner, Inc. - Class 243,400        3,139,860
A(b)(c)
  Global Payments, Inc.  64,300        2,997,023
  Heartland Payment
Systems,
    Inc.(b)(c)           93,700        2,029,542
  Navigant Consulting,   97,800        2,149,644
Inc.(b)(c)

                                     -----------
                                      26,172,707
                                     -----------
Chemicals - 0.6%
  Agrium, Inc.(c)        78,200        1,719,618
                                     -----------
Computer Software & Services -
12.7%
  Anteon International   49,400        2,684,890
Corp.(b)(c)
  Autobytel, Inc.(b)(d)  73,042          360,828
  BEA Systems, Inc.(b)  251,300        2,362,220
  Borland Software      503,940        3,290,728
Corp.(b)
  CACI International,    43,400        2,490,292
Inc.(b)
  Ceridian Corp.(b)     134,600        3,344,810
  Foundry Networks,     346,300        4,782,403
Inc.(b)
  Hyperion Solutions     79,200        2,836,944
Corp.(b)(c)
  IHS, Inc.(b)          118,600        2,433,672
  SonicWALL, Inc.(b)    762,500        6,039,000
  Transaction Systems
Architects,
    Inc.(b)              50,000        1,439,500
  VeriFone Holdings,    152,800        3,865,840
Inc.(b)

                                     -----------
                                      35,931,127
                                     -----------
Construction - 0.5%
  Jacobs Engineering     18,900        1,282,743
                                     -----------
Group, Inc.(b)
Entertainment & Leisure - 5.0%
  GTECH Holdings Corp.   95,400        3,027,996
  Marvel Entertainment,  99,500        1,629,810
Inc.(b)
  Orient-Express Hotels
Ltd. - Class
    A                    83,900        2,644,528
  Scientific Games
Corp. - Class
    A(b)(c)              84,500        2,305,160
  Station Casinos, Inc.  69,300        4,698,540

                                     -----------
                                      14,306,034
                                     -----------
Finance - 3.2%
  Affiliated Managers
Group,
    Inc.(b)(c)           28,000        2,247,000
  Net 1 UEPS            109,800        3,167,730
Technologies, Inc.(b)
  Nuveen Investments -   53,500        2,280,170
Class A(c)
  Wright Express         65,400        1,438,800
Corp.(b)

                                     -----------
                                       9,133,700
                                     -----------

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
Machinery & Heavy Equipment - 1.8%
  Bucyrus                54,800      $ 2,887,960
International, Inc. -
Class A
  Lennox International, I82,700        2,332,140

                                     -----------
                                       5,220,100
                                     -----------
Manufacturing - 3.5%
  Actuant Corp. - Class  53,800        3,002,040
A
  Gardner Denver, Inc.(b)
                         74,500        3,672,850
  The Warnaco Group, Inc.(b)
                        125,300        3,348,016

                                     -----------
                                      10,022,906
                                     -----------
Medical & Medical
Services - 10.3%
  Community Health      132,200        5,068,548
Systems, Inc.(b)
  Coventry Health Care,  61,300        3,491,648
Inc.(b)
  Digene Corp.(b)(c)    145,700        4,250,069
  Medco Health           21,987        1,226,874
Solutions, Inc.(b)
  Noven                 200,900        3,039,617
Pharmaceuticals,
Inc.(b)
  Omnicare, Inc.(c)      62,800        3,593,416
  Pediatrix Medical      38,900        3,445,373
Group, Inc.(b)
  Symbion, Inc.(b)
                         79,900        1,837,700
  Triad Hospitals, Inc.(b)
                         81,800        3,209,014

                                     -----------
                                      29,162,259
                                     -----------
Medical Instruments & Supplies -
7.1%
  Advanced Medical       84,200        3,519,560
Optics, Inc.(b)
  Charles River
Laboratories
    International,       43,000        1,821,910
Inc.(b)
  Hologic, Inc.(b)       74,100        2,809,872
  Kyphon, Inc.(b)        80,100        3,270,483
  Martek Biosciences     48,000        1,181,280
Corp.(b)(c)
  Varian Medical         76,900        3,871,146
Systems, Inc.(b)(c)
  Wright Medical Group, 187,200        3,818,880
Inc.(b)

                                     -----------
                                      20,293,131
                                     -----------
Metal & Mining - 2.8%
  Alpha Natural         112,500        2,161,125
Resources, Inc.(b)
  CONSOL Energy, Inc.    39,300        2,561,574
  Massey Energy Co.
                         87,900        3,328,773

                                     -----------
                                       8,051,472
                                     -----------
Motor Vehicles - 0.7%
  Wabash National Corp.  96,100        1,830,705
                                     -----------
Oil & Gas - 7.1%
  Airgas, Inc.(c)       159,100        5,234,390
  Comstock Resources,    86,800        2,648,268
Inc.(b)
  Diamond Offshore       38,300        2,664,148
Drilling, Inc.
  ENSCO International,   76,800        3,406,080
Inc.(c)
  National-Oilwell, Inc.(b)
                         44,300        2,777,610
  Pride International, Inc.(b)(c)
                        115,600        3,554,700

                                     -----------
                                      20,285,196
                                     -----------
Personal Services -
3.9%
  Corinthian Colleges,  129,400        1,524,332
Inc.(b)(c)
  Educate, Inc.(b)      234,600        2,768,280
  Laureate Education, Inc.(b)
                        129,800        6,815,798

                                     -----------
                                      11,108,410
                                     -----------
Pharmaceuticals - 4.1%
  Alkermes, Inc.(b)(c)  261,500        4,999,880
  Endo Pharmaceuticals Holdings,
    Inc.(b)
                        137,000        4,145,620

18

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                   SMALL/MID CAP GROWTH PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES       VALUE
                        ----------- --------------
COMMON STOCKS (Continued)
Pharmaceuticals (Continued)
  Shire Pharmaceuticals
Group PLC -
    ADR                    63,600    $  2,467,044

                                     ------------
                                       11,612,544
                                     ------------
Restaurants - 2.7%
  RARE Hospitality
International,
    Inc.(b)                92,800       2,820,192
  Ruth's Chris Steak      127,900       2,314,990
House, Inc.(b)
  Texas Roadhouse,        160,300       2,492,665
Inc.(b)(c)

                                     ------------
                                        7,627,847
                                     ------------
Retail Merchandising - 4.7%
  99 Cents Only            54,900         574,254
Stores(b)
  Central Garden & Pet     70,800       3,252,552
Co.(b)
  Coldwater Creek,         70,900       2,164,577
Inc.(b)
  Dick's Sporting          69,615       2,314,003
Goods, Inc.(b)(c)
  Jos. A. Bank             63,700       2,765,217
Clothiers, Inc.(b)
  Williams-Sonoma,         55,100       2,377,565
Inc.(b)(c)

                                     ------------
                                       13,448,168
                                     ------------
Semiconductors & Related Devices -
4.6%
  Analog Devices,          72,900       2,614,923
Inc.(c)
  Integrated Device
Technology,
    Inc.(b)               262,400       3,458,432
  Microsemi Corp.(b)(c)   171,100       4,732,626
  O2Micro International   208,200       2,119,476
Ltd. - ADR(b)

                                     ------------
                                       12,925,457
                                     ------------
Telecommunications - 8.5%
  ADTRAN, Inc.(c)         126,300       3,756,162
  Amdocs Ltd.(b)          107,700       2,961,750
  American Tower Corp.
- Class
    A(b)(c)               143,900       3,899,690
  Avid Technology,         48,900       2,677,764
Inc.(b)(c)
  Harris Corp.             44,100       1,896,741
  Polycom, Inc.(b)        292,900       4,481,370
  Scientific-Atlanta,      54,400       2,343,008
Inc.
  Syniverse Holdings,     106,100       2,217,490
Inc.(b)

                                     ------------
                                       24,233,975
                                     ------------
Transportation - 0.9%
  Landstar System, Inc.    57,900       2,416,746
                                     ------------
Waste Management - 0.8%
  Stericycle, Inc.(b)      40,600       2,390,528
                                     ------------
                                      278,786,779
                                     ------------
TOTAL COMMON STOCKS
  (Cost $230,838,834)                 278,786,779
                                     ------------

                                                 PAR/SHARES
                                    MATURITY       (000)          VALUE
                                   ----------   -----------   -------------
SHORT TERM INVESTMENTS - 24.1%
  Banco Santader, Certificate of
    Deposit
    4.34%(e)                       01/10/06     $1,193        $1,193,039
  Merrill Lynch, Master Notes
    4.35%(e)(f)                    01/03/06      7,894         7,893,724
  Morgan Stanley, Floating Rate
    Notes
    4.33%(e)(f)                    01/02/06      4,916         4,915,597
  Galileo Money Market Fund                      7,285         7,285,171
  Institutional Money Market
    Trust(e)(g)                                 47,311        47,311,257

                                                              ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $68,598,788)                                          68,598,788
                                                              ----------

TOTAL INVESTMENTS IN SECURITIES -  122.2%
  (Cost $299,437,622(a))                                                  347,385,567
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (22.2)%
  (Including $61,313,617 of
  payable upon return of
  securities loaned)                                                      (63,176,603)
                                                                          -----------
NET ASSETS - 100.0%                                                      $284,208,964
                                                                         ============

-------------------

 (a) Cost for Federal income tax purposes is $300,629,749. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $56,191,483
      Gross unrealized depreciation                                       (9,435,665)
                                                                         -----------
                                                                         $46,755,818
                                                                         ===========

 (b) Non-income producing security.
  (c) Total or partial securities on loan.
 (d) Security valued at fair value as determined in good faith by or under the direction of the Trustees.  As of December 31, 2005, this security had a total market value of $360,828 which represents 0.1% of net assets.
 (e) Securities purchased with the cash proceeds from securities loaned.
  (f) Rates shown are the rates as of December 31, 2005.
 (g) Represents an investment in an affiliate.

                                                                              19

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                        SMALL CAP VALUE EQUITY PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS - 98.7%
Aerospace - 0.7%
  K&F Industries Holdings, Inc.(b)        53,600               $  823,296
                                                               ----------
Banks - 10.0%
  Cathay General Bancorp                  31,500                1,132,110
  Central Pacific Financial Corp.         33,800                1,214,096
  First Niagara Financial Group,
    Inc.(c)                             118,200                 1,710,354
  Sterling Financial Corp.               71,025                 1,774,204
  Taylor Capital Group, Inc.             22,200                   896,880
  Trustmark Corp.                        61,800                 1,697,646
  Umpqua Holdings Corp.                  43,900                 1,252,467
  Wintrust Financial Corp.               32,600                 1,789,740

                                                               ----------
                                                               11,467,497
                                                               ----------
Business Services - 5.6%
  The Brink's Co.                        79,300                 3,799,263
  Hiedrick & Struggles
    International, Inc.(b)               18,700                   599,335
  National Financial Partners
    Corp.                                39,300                 2,065,215

                                                               ----------
                                                                6,463,813
                                                               ----------
Computer & Office Equipment - 1.6%
  Electronics for Imaging, Inc.(b)       22,400                   596,064
  Imation Corp.                          28,000                 1,289,960

                                                               ----------
                                                                1,886,024
                                                               ----------
Computer Software & Services - 3.7%
  Borland Software Corp.(b)             180,300                 1,177,359
  CACI International, Inc.(b)            13,200                   757,416
  FileNET Corp.(b)                       31,900                   824,615
  Hyperion Solutions Corp.(b)(c)         29,400                 1,053,108
  TIBCO Software, Inc.(b)                52,900                   395,163

                                                               ----------
                                                                4,207,661
                                                               ----------
Construction - 3.4%
  Dycom Industries, Inc.(b)              59,900                 1,317,800
  Washington Group International,
    Inc.                                 48,100                 2,547,857

                                                               ----------
                                                                3,865,657
                                                               ----------
Containers - 1.0%
  Packaging Corp. of America             23,300                   534,735
  Smurfit-Stone Container
    Corp.(b)(c)                          43,100                   610,727

                                                               ----------
                                                                1,145,462
                                                               ----------
Energy & Utilities - 7.2%
  Black Hills Corp.                      21,800                   754,498
  El Paso Electric Co.(b)                56,000                 1,178,240
  ITC Holdings Corp.                     41,600                 1,168,544
  Northwestern Corp.                     56,400                 1,752,348
  PNM Resources, Inc.                    57,500                 1,408,175
  Thomas & Betts Corp.(b)                48,100                 2,018,276

                                                               ----------
                                                                8,280,081
                                                               ----------
Entertainment & Leisure - 4.5%
  Gaylord Entertainment Co.(b)           53,900                 2,349,501
  Kerzner International Ltd.(b)          11,200                   770,000
  Pinnacle Entertainment, Inc.(b)        54,000                 1,334,340
  Regal Entertainment Group -
    Class A                              33,900                   644,778

                                                               ----------
                                                                5,098,619
                                                               ----------

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS (Continued)
Finance - 2.8%
  Accredited Home Lenders
    Holding Co.(b)(c)                    20,514                $1,017,084
  Affiliated Managers Group,
    Inc.(b)(c)                           27,600                 2,214,900

                                                               ----------
                                                                3,231,984
                                                               ----------
Food & Agriculture - 2.7%
  Diamond Foods, Inc.                    43,900                   867,903
  Hain Celestial Group, Inc.(b)          75,700                 1,601,812
  Lance, Inc.                            36,100                   672,543

                                                               ----------
                                                                3,142,258
                                                               ----------
Furniture - 2.2%
  Walter Industries, Inc.(c)
                                         50,200                 2,495,944
                                                               ----------
Insurance - 6.7%
  Aspen Insurance Holdings Ltd.          66,100                 1,564,587
  Hanover Insurance Group, Inc.          30,700                 1,282,339
  Max Re Capital Ltd.                    95,300                 2,474,941
  Platinum Underwriters Holdings
    Ltd.
                                         44,300                 1,376,401
  Universal American Financial
    Corp.(b)
                                         68,800                 1,037,504

                                                               ----------
                                                                7,735,772
                                                               ----------
Machinery & Heavy Equipment - 3.0%
  Axcelis Technologies, Inc.(b)
                                        126,700                   604,359
  Lennox International, Inc.
                                         68,400                 1,928,880
  Lone Star Technologies, Inc.(b)        18,300                   945,378

                                                               ----------
                                                                3,478,617
                                                               ----------
Manufacturing - 4.3%
  Actuant Corp. - Class A                27,800                 1,551,240
  Aptargroup, Inc.                       17,000                   887,400
  Hexel Corp.(b)
                                         50,760                   916,218
  K2, Inc.(b)
                                         95,600                   966,516
  Maidenform Brands, Inc.(b)             17,100                   216,486
  Playtex Products, Inc.(b)              28,500                   389,595

                                                               ----------
                                                                4,927,455
                                                               ----------
Medical & Medical Services - 1.5%
  Healthsouth Rehabilitation
    Corp.(b)                            162,600                   796,740
  Per-Se Technologies, Inc.(b)           36,900                   861,984

                                                               ----------
                                                                1,658,724
                                                               ----------
Medical Instruments & Supplies - 2.7%
  Polymedica Corp.                       30,300                 1,014,141
  Sybron Dental Specialties,
    Inc.(b)                              53,200                 2,117,892

                                                               ----------
                                                                3,132,033
                                                               ----------
Metal & Mining - 1.9%
  Foundation Coal Holdings, Inc.         57,100                 2,169,800
                                                               ----------
Motor Vehicles - 1.8%
  Tenneco Automotive, Inc.(b)
                                         52,100                 1,021,681
  Winnebago Industries, Inc.(c)
                                         30,700                 1,021,696

                                                               ----------
                                                                2,043,377
                                                               ----------
Oil & Gas - 4.1%
  Airgas, Inc.                           38,800                 1,276,520
  CNX Gas Corp.(b)(d)(e)(f)              28,000                   588,000
  Comstock Resources, Inc.(b)
                                         32,300                   985,473

20

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  SMALL CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                           NUMBER
                                         OF SHARES         VALUE
                                        -----------   --------------
COMMON STOCKS (Continued)
Oil & Gas (Continued)
  Whiting Petroleum Corp.(b)             47,400       $ 1,896,000

                                                      -----------
                                                        4,745,993
                                                      -----------
Paper & Forest Products - 0.7%
  Bowater, Inc.(c)                       24,500           752,640
                                                      -----------
Pharmaceuticals - 1.8%
  Andrx Corp.(b)                         54,000           889,380
  Par Pharmaceutical Cos.,
    Inc.(b)(c)                           35,800         1,121,972

                                                      -----------
                                                        2,011,352
                                                      -----------
Publishing & Printing - 2.0%
  Banta Corp.                            46,300         2,305,740
                                                      -----------
Real Estate - 3.0%
  HomeBanc Corp.                        127,500           953,700
  Trustreet Properties, Inc.             51,700           755,854
  U-Store-It Trust                       79,700         1,677,685

                                                      -----------
                                                        3,387,239
                                                      -----------
Restaurants - 2.8%
  Landry's Restaurants, Inc.             39,300         1,049,703
  Lone Star Steakhouse & Saloon,
    Inc.                                 47,300         1,122,902
  Triarc Cos. - Class A(c)               63,700         1,066,338

                                                      -----------
                                                        3,238,943
                                                      -----------
Retail Merchandising - 12.7%
  BJ's Wholesale Club, Inc.(b)           62,300         1,841,588
  The Children's Place Retail
    Stores, Inc.(b)(c)                   34,200         1,690,164
  The Finish Line, Inc. - Class A        67,600         1,177,592
  Handleman Co.                          43,273           537,451
  Jarden Corp.(b)(c)                     70,300         2,119,545
  Linens 'n Things, Inc.(b)              63,600         1,691,760
  New York & Co., Inc.(b)                18,100           383,720
  Officemax, Inc.                        31,600           801,376
  RC2 Corp.(b)                           33,400         1,186,368
  Saks, Inc.(b)                          47,500           800,850
  The Sports Authority, Inc.(b)          36,900         1,148,697
  Stage Stores, Inc.                     39,600         1,179,288

                                                      -----------
                                                       14,558,399
                                                      -----------
Telecommunications - 1.7%
  Polycom, Inc.(b)                       36,100           552,330
  Tekelec(b)(c)                          57,100           793,690
  Ubiquitel, Inc.(b)                     64,900           641,861

                                                      -----------
                                                        1,987,881
                                                      -----------
Transportation - 2.6%
  American Commercial Lines,
    Inc.(b)                              45,000         1,363,050
  Laidlaw International, Inc.            70,400         1,635,392

                                                      -----------
                                                        2,998,442
                                                      -----------
TOTAL COMMON STOCKS
  (Cost $98,411,929)                                  113,240,703
                                                      -----------

                                          NUMBER OF
                                            SHARES            VALUE
                                        -------------   ----------------
SHORT TERM INVESTMENTS - 14.7%
  Galileo Money Market Fund              2,248,507      $   2,248,507
  Institutional Money Market
    Trust(g)(h)                         14,563,505         14,563,505

                                                        -------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $16,812,012)                                       16,812,012
                                                        -------------

TOTAL INVESTMENTS IN SECURITIES -  113.4%
  (Cost $115,223,941(a))                    130,052,715
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (13.4)%
  (Including $14,563,505 of
  payable upon return of securities
  loaned)                                   (15,330,103)
                                            -----------
NET ASSETS - 100.0%                        $114,722,612
                                           ============

-------------------

 (a) Cost for Federal income tax purposes is $115,394,240. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $17,732,905
      Gross unrealized depreciation                                       (3,074,430)
                                                                         -----------
                                                                         $14,658,475
                                                                         ===========

 (b) Non-income producing security.
  (c) Total or partial securities on loan.
 (d) Security valued at fair value as determined in good faith by or under the direction of the Trustees.  As of December 31, 2005, these securities had a total market value of $588,000 which represents 0.5% of net assets.
 (e) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31,
       2005, the Portfolio held 0.5% of its net assets, with a current market value of $588,000 in securities restricted as to resale.
  (f) Security is illiquid. As of December 31, 2005, the Portfolio held 0.5%
       of its net assets, with a current market value of $588,000 in these securities.
 (g) Represents an investment in an affiliate.
 (h) Securities purchased with the cash proceeds from securities loaned.

                                                                              21

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                        SMALL CAP CORE EQUITY PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS - 97.8%
Aerospace - 3.8%
  AAR Corp.(b)                            28,300               $ 677,785
  Aviall, Inc.(b)                         44,850               1,291,680
  Orbital Sciences Corp.(b)(c)            27,450                 352,458

                                                               ---------
                                                               2,321,923
                                                               ---------
Banks - 7.0%
  Cathay General Bancorp                  20,400                 733,176
  Central Pacific Financial Corp.         22,550                 809,996
  Gold Banc Corp., Inc.                   23,850                 434,547
  Umpqua Holdings Corp.                   29,400                 838,782
  Wintrust Financial Corp.                18,300               1,004,670
  WSFS Financial Corp.                     8,200                 502,250

                                                               ---------
                                                               4,323,421
                                                               ---------
Broadcasting - 0.6%
  Alliance Atlantis Communi-
    cations, Inc.(b)                      13,700                 393,875
                                                               ---------
Business Services - 7.1%
  The Brink's Co.                         25,950               1,243,265
  Healthcare Services Group, Inc.         15,000                 310,650
  HMS Holdings Corp.(b)                 104,100                  796,365
  National Financial Partners
    Corp.                                19,700                1,035,235
  Navigant Consulting, Inc.(b)(c)        15,800                  347,284
  Watson Wyatt & Co. Holdings            21,900                  611,010

                                                               ---------
                                                               4,343,809
                                                               ---------
Computer & Office Equipment - 1.9%
  Electronics for Imaging,
    Inc.(b)(c)                           44,500                1,184,145
                                                               ---------
Computer Software & Services - 9.4%
  Aladdin Knowledge Systems(b)           36,300                  625,086
  Borland Software Corp.(b)              76,200                  497,586
  CACI International, Inc.(b)            20,700                1,187,766
  Foundry Networks, Inc.(b)              42,700                  589,687
  Micromuse, Inc.(b)(c)                  86,650                  856,968
  Progress Software Corp.(b)             17,700                  502,326
  SkillSoft PLC - ADR(b)                228,300                1,255,650
  TIBCO Software, Inc.(b)                38,850                  290,210

                                                               ---------
                                                               5,805,279
                                                               ---------
Construction - 1.0%
  Dycom Industries, Inc.(b)              28,300                  622,600
                                                               ---------
Energy & Utilities - 2.0%
  El Paso Electric Co.(b)                27,800                  584,912
  ITC Holdings Corp.                     21,850                  613,766

                                                               ---------
                                                               1,198,678
                                                               ---------
Entertainment & Leisure - 4.8%
  Gaylord Entertainment Co.(b)           21,100                  919,749
  Kerzner International Ltd.(b)           9,000                  618,750
  Orient-Express Hotels Ltd. -
    Class A                              18,800                  592,576
  Pinnacle Entertainment,
    Inc.(b)(c)                           32,250                  796,897

                                                               ---------
                                                               2,927,972
                                                               ---------
Finance - 1.0%
  Affiliated Managers Group,
    Inc.(b)(c)                            7,300                  585,825
                                                               ---------
Food & Agriculture - 2.5%
  Diamond Foods, Inc.                    36,850                  728,525

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS (Continued)
Food & Agriculture (Continued)
  Lance, Inc.                            43,950                $ 818,788

                                                               ---------
                                                               1,547,313
                                                               ---------
Insurance - 5.1%
  Hanover Insurance Group, Inc.
                                         20,450                  854,197
  Max Re Capital Ltd.                    29,650                  770,010
  Platinum Underwriters Holdings
    Ltd.                                 25,800                  801,606
  Universal American Financial
    Corp.(b)                             47,150                  711,022

                                                               ---------
                                                               3,136,835
                                                               ---------
Machinery & Heavy Equipment - 0.7%
  Lennox International, Inc.(c)          16,200                  456,840
                                                               ---------
Manufacturing - 7.3%
  Actuant Corp. - Class A
                                          8,650                  482,670
  Applied Films Corp.(b)                 14,200                  294,934
  Aptargroup, Inc.                       13,650                  712,530
  Fleetwood Enterprises, Inc.(b)         45,850                  566,247
  Hexel Corp.(b)                         53,600                  967,480
  K2, Inc.(b)                            20,800                  210,288
  Maidenform Brands, Inc.(b)             76,622                  970,035
  Paxar Corp.(b)                         15,700                  308,191

                                                               ---------
                                                               4,512,375
                                                               ---------
Medical & Medical Services - 6.3%
  Digirad Corp.(b)
                                         67,850                  272,757
  Healthsouth Rehabilitation
    Corp.(b)                             81,250                  398,125
  Pediatrix Medical Group, Inc.(b)       13,150                1,164,696
  Per-Se Technologies, Inc.(b)           33,850                  790,736
  Symbion, Inc.(b)                       23,400                  538,200
  VCA Antech, Inc.(b)                     7,650                  215,730
  Vital Images, Inc.(b)                  19,550                  511,232

                                                               ---------
                                                               3,891,476
                                                               ---------
Medical Instruments & Supplies - 6.1%
  DJ Orthopedics, Inc.(b)                 8,900                  245,462
  Hologic, Inc.(b)                       12,600                  477,792
  Immucor, Inc.(b)
                                         21,950                  512,752
  IntraLase Corp.(b)(c)
                                         17,600                  313,808
  Martek Biosciences Corp.(b)(c)          7,200                  177,192
  MWI Veterinary Supply, Inc.(b)         24,650                  636,217
  Polymedica Corp.                       17,700                  592,419
  Symmetry Medical, Inc.(b)              13,100                  254,009
  Syneron Medical Ltd.(b)                17,600                  558,800

                                                               ---------
                                                               3,768,451
                                                               ---------
Metal & Mining - 1.6%
  Foundation Coal Holdings, Inc.         25,700                  976,600
                                                               ---------
Motor Vehicles - 0.8%
  Tenneco Automotive, Inc.(b)            25,700                  503,977
                                                               ---------
Oil & Gas - 6.6%
  Airgas, Inc.
                                          9,300                  305,970
  Double Eagle Petroleum Co.(b)
                                         24,200                  493,680
  Energy Partners Ltd.(b)                 9,450                  205,916
  Goodrich Petroleum Corp.(b)            24,700                  621,205
  Hercules Offshore, Inc.(b)              5,076                  144,209
  KCS Energy, Inc.(b)                    24,700                  598,234
  Superior Energy Services,
    Inc.(b)                              26,850                  565,192
  TETRA Technologies, Inc.(b)
                                         20,800                  634,816

22

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  SMALL CAP CORE EQUITY PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                           NUMBER
                                         OF SHARES        VALUE
                                        -----------   -------------
COMMON STOCKS (Continued)
Oil & Gas (Continued)
  Tidewater, Inc.                       11,550        $  513,513

                                                      ----------
                                                       4,082,735
                                                      ----------
Personal Services - 2.8%
  Educate, Inc.(b)                      57,750           681,450
  Laureate Education, Inc.(b)           19,950         1,047,574

                                                      ----------
                                                       1,729,024
                                                      ----------
Pharmaceuticals - 1.7%
  Par Pharmaceutical Cos.,
    Inc.(b)(c)                          16,650           521,811
  Taro Pharmaceutical Industries
    Ltd.(b)                             18,300           255,651
  Valeant Pharmaceuticals
    International(c)                    16,250           293,800

                                                      ----------
                                                       1,071,262
                                                      ----------
Publishing & Printing - 1.5%
  Banta Corp.                           18,300           911,340
                                                      ----------
Real Estate - 2.9%
  Eagle Hospitality Properties
    Trust, Inc.                         77,050           587,891
  LaSalle Hotel Properties              25,300           929,016
  Trustreet Properties, Inc.            18,950           277,049

                                                      ----------
                                                       1,793,956
                                                      ----------
Restaurants - 0.7%
  RARE Hospitality International,
    Inc.(b)                             13,650           414,824
                                                      ----------
Retail Merchandising - 7.2%
  The Children's Place Retail
    Stores, Inc.(b)(c)                  14,350           709,177
  Dick's Sporting Goods, Inc.(b)(c)     14,350           476,994
  DSW, Inc. - Class A(b)                16,050           420,831
  Handleman Co.                         58,550           727,191
  Hot Topic, Inc.(b)                    17,800           253,650
  Jarden Corp.(b)(c)                    16,625           501,244
  New York & Co., Inc.(b)               36,750           779,100
  The Sports Authority, Inc.(b)(c)       8,600           267,718
  Tractor Supply Co.(b)                  5,600           296,464

                                                      ----------
                                                       4,432,369
                                                      ----------
Semiconductors & Related Devices - 3.2%
  Integrated Device Technology,
    Inc.(b)                             54,175           714,027
  O2Micro International Ltd. -
    ADR(b)                              60,150           612,327
  Rudolph Technologies, Inc.(b)         51,050           657,524

                                                      ----------
                                                       1,983,878
                                                      ----------
Telecommunications - 1.3%
  Ubiquitel, Inc.(b)                    80,300           794,167
                                                      ----------
Transportation - 0.9%
  SCS Transportation, Inc.(b)           26,300           558,875
                                                      ----------
TOTAL COMMON STOCKS
  (Cost $55,647,518)                                  60,273,824
                                                      ----------

                                                 PAR/SHARES
                                    MATURITY       (000)          VALUE
                                   ----------   -----------   -------------
SHORT TERM INVESTMENTS - 16.7%
  Banco Santader, Certificate of
    Deposit
    4.34%(d)                       01/10/06     $ 294         $  294,451
  Federal Home Loan Bank,
    Discount Notes
    3.25%(e)                       01/03/06       500            499,910
  Morgan Stanley, Floating Rate
    Notes
    4.33%(d)(f)                    01/02/06       189            188,932
  Galileo Money Market Fund                     2,590          2,589,747
  Institutional Money Market
    Trust(d)(g)                                 6,723          6,722,691

                                                              ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $10,295,732)                                          10,295,731
                                                              ----------

TOTAL INVESTMENTS IN SECURITIES -  114.5%
  (Cost $65,943,250(a))                     70,569,555
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (14.5)%
  (Including $7,206,074 of payable
  upon return of
  securities loaned)                        (8,954,150)
                                            ----------
NET ASSETS - 100.0%                        $61,615,405
                                           ===========

-------------------

 (a) Cost for Federal income tax purposes is $66,134,972. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                   $6,553,452
      Gross unrealized depreciation                                   (2,118,869)
                                                                      ----------
                                                                      $4,434,583
                                                                      ==========

 (b) Non-income producing security.
  (c) Total or partial securities on loan.
 (d) Securities purchased with the cash proceeds from securities loaned.
 (e) The rate shown is the effective yield at the time of purchase.
  (f) Rates shown are the rates as of December 31, 2005.
 (g) Represents an investment in an affiliate.

                                                                              23

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                       SMALL CAP GROWTH EQUITY PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS - 97.0%
Broadcasting - 2.2%
  CKX, Inc.(b)                              617,000            $ 8,021,000
  Outdoor Channel Holdings,
    Inc.(b)                                 383,700              5,179,950

                                                               -----------
                                                                13,200,950
                                                               -----------
Business Services - 11.8%
  Advisory Board Co.(b)                     109,500              5,219,865
  CoStar Group, Inc.(b)(c)                   80,300              3,466,551
  DiamondCluster International,
    Inc.(b)                                 939,900              7,462,806
  Digitas, Inc.(b)                          763,310              9,556,641
  Forrester Research, Inc.(b)               253,500              4,753,125
  Gartner, Inc. - Class A(b)                596,400              7,693,560
  Global Payments, Inc.                     136,900              6,380,909
  Healthcare Services Group, Inc.           192,900              3,994,959
  Heartland Payment Systems,
    Inc.(b)(c)                              199,700              4,325,502
  Hudson Highland Group, Inc.(b)            100,200              1,739,472
  Navigant Consulting, Inc.(b)(c)           210,700              4,631,186
  Watson Wyatt & Co. Holdings               415,200             11,584,080

                                                               -----------
                                                                70,808,656
                                                               -----------
Chemicals - 1.5%
  Agrium, Inc.(c)                           165,700              3,643,743
  OM Group, Inc.(b)                         302,400              5,673,024

                                                               -----------
                                                                 9,316,767
                                                               -----------
Computer Software & Services - 19.8%
  Aladdin Knowledge Systems(b)              331,100              5,701,542
  Anteon International Corp.(b)             115,500              6,277,425
  The BISYS Group, Inc.(b)                  237,998              3,334,352
  Borland Software Corp.(b)             1,598,800               10,440,164
  CACI International, Inc.(b)              99,600                5,715,048
  Foundry Networks, Inc.(b)               752,300               10,389,263
  IHS, Inc.(b)                            256,200                5,257,224
  Interwoven, Inc.(b)                     882,600                7,475,622
  Micromuse, Inc.(b)(c)                 1,473,000               14,567,970
  Progress Software Corp.(b)              221,200                6,277,656
  SkillSoft PLC - ADR(b)                2,470,430               13,587,365
  SonicWALL, Inc.(b)                    1,854,800               14,690,016
  Transaction Systems Architects,
    Inc.(b)                               106,400                3,063,256
  VeriFone Holdings, Inc.(b)              325,900                8,245,270
  Website Pros, Inc.(b)                   394,600                3,436,966

                                                               -----------
                                                               118,459,139
                                                               -----------
Entertainment & Leisure - 4.8%
  Orient-Express Hotels Ltd. -
    Class A                               200,100                6,307,152
  Scientific Games Corp. - Class
    A(b)(c)                               189,700                5,175,016
  Vail Resorts, Inc.(b)                   320,900               10,599,327
  World Wrestling Entertainment,
    Inc.                                  474,200                6,961,256

                                                               -----------
                                                                29,042,751
                                                               -----------
Finance - 2.5%
  Affiliated Managers Group,
    Inc.(b)                                51,900                4,164,975
  Net 1 UEPS Technologies,
    Inc.(b)                               260,800                7,524,080
  Wright Express Corp.(b)                 139,300                3,064,600

                                                               -----------
                                                                14,753,655
                                                               -----------

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS (Continued)
Machinery & Heavy Equipment - 2.0%
  Bucyrus International, Inc. -
    Class A                               124,000              $ 6,534,800
  Lennox International, Inc.              190,900                5,383,380

                                                               -----------
                                                                11,918,180
                                                               -----------
Manufacturing - 3.9%
  Actuant Corp. - Class A                 128,100                7,147,980
  Gardner Denver, Inc.(b)                 171,100                8,435,230
  The Warnaco Group, Inc.(b)              284,900                7,612,528

                                                               -----------
                                                                23,195,738
                                                               -----------
Medical & Medical Services - 6.1%
  Digene Corp.(b)                         307,800                8,978,526
  Digirad Corp.(b)                        405,600                1,630,512
  Noven Pharmaceuticals, Inc.(b)          628,800                9,513,744
  Pediatrix Medical Group, Inc.(b)        124,900               11,062,393
  Symbion, Inc.(b)                        240,100                5,522,300

                                                               -----------
                                                                36,707,475
                                                               -----------
Medical Instruments & Supplies - 8.6%
  Advanced Medical Optics,
    Inc.(b)                               176,900                7,394,420
  Bruker BioSciences Corp.(b)             463,100                2,250,666
  Charles River Laboratories
    International, Inc.(b)                146,488                6,206,696
  Hologic, Inc.(b)
                                          280,950               10,653,624
  IntraLase Corp.(b)
                                          362,900                6,470,507
  Kyphon, Inc.(b)                         169,900                6,937,017
  Martek Biosciences Corp.(b)(c)          108,400                2,667,724
  Wright Medical Group, Inc.(b)           430,734                8,786,974

                                                               -----------
                                                                51,367,628
                                                               -----------
Metal & Mining - 2.3%
  Alpha Natural Resources, Inc.(b)        242,400                4,656,504
  Massey Energy Co.                       234,200                8,869,154

                                                               -----------
                                                                13,525,658
                                                               -----------
Motor Vehicles - 0.7%
  Wabash National Corp.                   228,600                4,354,830
                                                               -----------
Oil & Gas - 9.2%
  Airgas, Inc.                            344,200               11,324,180
  Atwood Oceanics, Inc.(b)                106,200                8,286,786
  Comstock Resources, Inc.(b)             186,800                5,699,268
  Hercules Offshore, Inc.(b)
                                          160,938                4,572,249
  Oceaneering International,
    Inc.(b)
                                          185,900                9,254,102
  Remington Oil & Gas Corp. -
    Class B(b)                            220,543                8,049,819
  TETRA Technologies, Inc.(b)             267,350                8,159,522

                                                               -----------
                                                                55,345,926
                                                               -----------
Personal Services - 4.0%
  Corinthian Colleges, Inc.(b)(c)
                                          302,500                3,563,450
  Educate, Inc.(b)
                                          547,800                6,464,040
  Laureate Education, Inc.(b)             261,800               13,747,118

                                                               -----------
                                                                23,774,608
                                                               -----------
Publishing & Printing - 1.0%
  Playboy Enterprises, Inc. - Class
    B(b)
                                          415,503                5,771,337
                                                               -----------

24

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                 SMALL CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                           NUMBER
                                         OF SHARES         VALUE
                                        -----------   --------------
COMMON STOCKS (Continued)
Restaurants - 2.4%
  RARE Hospitality International,
    Inc.(b)                              52,250       $ 1,587,877
  Ruth's Chris Steak House,
    Inc.(b)                             370,300         6,702,430
  Texas Roadhouse, Inc.(b)              377,800         5,874,790

                                                      -----------
                                                       14,165,097
                                                      -----------
Retail Merchandising - 5.0%
  99 Cents Only Stores(b)               118,000         1,234,280
  Central Garden & Pet Co.(b)           159,700         7,336,618
  Coldwater Creek, Inc.(b)              164,100         5,009,973
  Dick's Sporting Goods, Inc.(b)(c)     157,121         5,222,702
  J. Jill Group, Inc.(b)                225,600         4,293,168
  Jos. A. Bank Clothiers, Inc.(b)       152,000         6,598,320

                                                      -----------
                                                       29,695,061
                                                      -----------
Semiconductors & Related Devices - 4.9%
  Integrated Device Technology,
    Inc.(b)                             576,980         7,604,597
  Microsemi Corp.(b)(c)                 324,600         8,978,436
  O2Micro International Ltd. -
    ADR(b)                              712,100         7,249,178
  Rudolph Technologies, Inc.(b)         410,630         5,288,914

                                                      -----------
                                                       29,121,125
                                                      -----------
Telecommunications - 4.3%
  ADTRAN, Inc.                          269,400         8,011,956
  Polycom, Inc.(b)                      620,700         9,496,710
  Syniverse Holdings, Inc.(b)           195,300         4,081,770
  WinderThan Co. Ltd. - ADR(b)          259,800         3,935,970

                                                      -----------
                                                       25,526,406
                                                      -----------
TOTAL COMMON STOCKS
  (Cost $470,082,362)                                 580,050,987
                                                      -----------
WARRANTS - 0.0%
  MicroStrategy, Inc. (issued
    06/21/02, expiring 06/24/07,
    strike price $400)(d)(e)                638                83
  TIMCO Aviation Services, Inc.
    (issued 02/28/02, expiring
    12/31/07, strike price
$    5.16)(e)(f)                            692                21

                                                      -----------
TOTAL WARRANTS
  (Cost $6)                                                   104
                                                      -----------

                                                 PAR/SHARES
                                    MATURITY       (000)          VALUE
                                   ----------   -----------   ------------
SHORT TERM INVESTMENTS - 8.5%
  Banco Santader, Certificate of
    Deposit
    4.34%(g)                       01/10/06     $1,527         1,527,090
  Federal Home Loan Mortgage
    Corp., Discount Notes
    3.50%(h)                       01/03/06      4,800         4,799,067
  Merrill Lynch, Master Notes
    4.35%(g)(i)                    01/03/06      1,509         1,508,706
  Morgan Stanley, Floating Rate
    Notes
    4.33%(g)(i)                    01/02/06        267           266,728
  Galileo Money Market Fund                     13,653        13,653,297

                                           NUMBER
                                          OF SHARES         VALUE
                                        ------------   --------------
SHORT TERM INVESTMENTS - (CONTINUED)
  Institutional Money Market
    Trust(g)(j)                         29,130,193     $29,130,193

                                                       -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $50,885,081)                                    50,885,081
                                                       -----------

TOTAL INVESTMENTS IN SECURITIES -  105.5%
  (Cost $520,967,449(a))                    630,936,172
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (5.5)%
  (Including $32,432,717 of
  payable upon return of
  securities loaned)                        (32,888,862)
                                            -----------
NET ASSETS - 100.0%                        $598,047,310
                                           ============

-------------------

 (a) Cost for Federal income tax purposes is $523,750,682. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $125,927,211
      Gross unrealized depreciation                                       (18,741,721)
                                                                         ------------
                                                                         $107,185,490
                                                                         ============

 (b) Non-income producing security.
  (c) Total or partial securities on loan.
 (d) As of December 31, 2005, the aggregate amount of shares called for by these warrants is 63.80.  These warrants were exercisable as of 6/24/02.

 (e) Security valued at fair value as determined in good faith by or under the direction of the Trustees.  As of December 31, 2005, this security had a total market value of $104 which represents less than 0.01% of net assets.
  (f) As of December 31, 2005, the aggregate amount of shares called for by these warrants is 692.  These warrants were exercisable as of 5/30/02.
 (g) Securities purchased with the cash proceeds from securities loaned.
 (h) The rate shown is the effective yield at the time of purchase.
  (i) Rates shown are the rates as of December 31, 2005.
     (j) Represents an investment in an affiliate.

                                                                              25

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
              GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- ------------
COMMON STOCKS - 97.2%
Belgium - 1.4%
Telecommunications - 1.4%
  Option NV(b)              4,800    $  356,630
                                     ----------
Brazil - 0.5%
Telecommunications - 0.5%
  Tim Participacoes SA      5,000       126,400
                                     ----------
- ADR(c)
Canada - 0.6%
Pharmaceuticals - 0.6%
  Cardiome Pharma         14,500        146,450
                                     ----------
Corp.(b)
Finland - 1.2%
Telecommunications - 1.2%
  Nokia Corp. - ADR       17,100        312,930
                                     ----------
Germany - 0.8%
Computer Software & Services - 0.8%
  SAP AG - ADR             4,300        193,801
                                     ----------
Hong Kong - 1.1%
Telecommunications - 1.1%
  Fong's Industries Co. 171,300         279,648
                                     ----------
Ltd(b)
India - 1.0%
Telecommunications - 1.0%
  Bharti Tele-Ventures   35,000         268,959
                                     ----------
Ltd.(b)
Italy - 0.7%
Computer Software & Services - 0.7%
  Fastweb SPA(b)          3,800         173,641
                                     ----------
Japan - 8.8%
Computer Software & Services - 1.9%
  Nippon System           7,100         232,108
Development
  Otsuka Corp.            2,300         253,687

                                     ----------
                                        485,795
                                     ----------
Electronics - 0.7%
  Matsushita Electric
Industrial Co.
    Ltd.                  9,000         173,462
                                     ----------
Machinery & Heavy Equipment - 3.4%
  Hitachi Construction
Machinery Co.,
    Ltd.                 13,100         306,168
  Komatsu Ltd.           13,300         219,855
  Nabtesco Corp.         26,800         346,838

                                     ----------
                                        872,861
                                     ----------
Manufacturing - 2.8%
  Hoya Corp.              7,200         258,795
  Ibiden Co., Ltd.        5,200         278,478
  Shimadzu Corp.         27,000         190,727

                                     ----------
                                        728,000
                                     ----------
Total Japan                           2,260,118
                                     ----------
Mexico - 1.0%
Telecommunications - 1.0%
  America Movil SA -      8,600         251,636
                                     ----------
ADR
Norway - 0.4%
Computer Software & Services - 0.4%
  Fast Search &          30,000         109,963
                                     ----------
Transfer ASA(b)
South Korea - 2.5%
Computer Software & Services - 0.7%
  NHN Corp.(b)              700         184,346
                                     ----------
Electronics - 1.8%
  Samsung Electronics       700         450,351
                                     ----------
Co. Ltd.
Total South Korea                       634,697
                                     ----------

                           NUMBER
                         OF SHARES      VALUE
                        ----------- ------------
COMMON STOCKS (Continued)
Switzerland - 1.7%
Pharmaceuticals - 1.7%
  Roche Holding AG        3,000      $  449,820
                                     ----------
Taiwan - 4.9%
Computer & Office Equipment - 3.2%
  Asustek Computer,      62,000         190,246
Inc.
  High Tech Computer Corp10,800         201,726
  Lite-On Technology Cor245,867         334,227
  Mitac Technology      140,000         102,204
Corp.

                                     ----------
                                        828,403
                                     ----------
Electronics - 1.1%
  Hon Hai Precision Indus51,895         285,150
                                     ----------
Ltd.
Manufacturing - 0.6%
  Wistron Corp.(b)      120,000         151,467
                                     ----------
Total Taiwan                          1,265,020
                                     ----------
United Kingdom - 0.9%
Aerospace - 0.9%
  Meggitt PLC            35,900         223,618
                                     ----------
United States - 69.7%
Advertising - 1.4%
  Monster Worldwide, Inc.(4,800         195,936
  Valueclick, Inc,(b)(c)  8,600         155,746

                                     ----------
                                        351,682
                                     ----------
Aerospace - 0.6%
  Goodrich Corp.(c)       4,000         164,400
                                     ----------
Business Services -
3.7%
  Accenture Ltd.(b)
                          9,200         265,604
  Akamai Technologies, Inc.(b)
                          8,800         175,384
  Aquantive, Inc.(b)     11,700         295,308
  Global Payments, Inc.   4,400         205,084

                                     ----------
                                        941,380
                                     ----------
Computer & Office
Equipment - 5.0%
  Apple Computer,         6,900         496,041
Inc.(b)
  Computer Associates International,
    Inc.
                             31             874
  Hewlett-Packard Co.
                         12,800         366,464
  International Business Machines
    Corp.                 5,100         419,220

                                     ----------
                                      1,282,599
                                     ----------
Computer Software &
Services - 17.2%
  Adobe Systems, Inc.
                          8,900         328,944
  Advanced Micro Devices, Inc.(b)(c)
                         13,100         400,860
  Autodesk, Inc.
                          2,900         124,555
  Automatic Data Processin3,500         160,615
Inc.(c)
  BEA Systems, Inc.(b)   18,600         174,840
  Cadence Design         10,800         182,736
Systems, Inc.(b)
  Ceridian Corp.(b)       7,800         193,830
  Compuware Corp.(b)     25,900         232,323
  eBay, Inc.(b)(c)        3,900         168,675
  Electronic Arts, Inc.(b)3,200         167,392
  EMC Corp.(b)           12,700         172,974
  Enterasys Networks,       301           3,997
Inc.(b)
  Google, Inc. - Class A(b1,000         414,860
  Informatica Corp.(b)   11,500         138,000
  Juniper Networks, Inc.(b)(c)
                          7,900         176,170
  Microsoft Corp.(c)     13,300         347,795
  Oracle Corp.(b)        14,000         170,940
  Progress Software Corp.(4,500         127,710

26

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
        GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
United States (Continued)
Computer Software & Services (Continued)
  Sybase, Inc.(b)         5,500      $   120,230
  Symantec Corp.(b)       5,700           99,750
  Unica Corp.(b)          7,400           89,170
  Yahoo! Inc.(b)        10,700           419,226

                                     -----------
                                       4,415,592
                                     -----------
Electronics - 3.6%
  Agilent Technologies,  6,000           199,740
Inc.(b)
  Coherent, Inc.(b)      4,300           127,624
  Intel Corp.            7,000           174,720
  Intersil Corp. -       9,900           246,312
Class A
  National               6,800           176,664
Semiconductor Corp.

                                     -----------
                                         925,060
                                     -----------
Insurance - 1.2%
  Cigna Corp.            1,100           122,870
  WellPoint, Inc.(b)     2,400           191,496

                                     -----------
                                         314,366
                                     -----------
Manufacturing - 1.2%
  Powerwave             23,600           296,652
                                     -----------
Technologies, Inc.(b)
Measuring & Controlling Devices -
1.4%
  KLA-Tencor Corp.       7,400           365,042
                                     -----------
Medical & Medical Services - 4.6%
  Amgen, Inc.(b)(c)      2,800           220,808
  Caremark Rx, Inc.(b)   2,500           129,475
  Emdeon Corp.(b)        2,175            18,400
  Express Scripts,       1,800           150,840
Inc.(b)
  Medco Health           3,450           192,510
Solutions, Inc.(b)
  UnitedHealth Group,    4,900           304,486
Inc.(c)
  Viropharma, Inc.(b)    8,200           152,110

                                     -----------
                                       1,168,629
                                     -----------
Medical Instruments & Supplies -
4.7%
  Alcon, Inc.            1,700           220,320
  Becton, Dickinson &    2,100           126,168
Co.
  Cytyc Corp.(b)         6,700           189,141
  Medtronic, Inc.(c)     2,000           115,140
  St. Jude Medical,      2,800           140,560
Inc.(b)
  Varian Medical         4,000           201,360
Systems, Inc.(b)
  Zimmer Holdings,       3,000           202,320
Inc.(b)(c)

                                     -----------
                                       1,195,009
                                     -----------
Pharmaceuticals - 7.0%
  Abgenix, Inc.(b)(c)    9,300           200,043
  Amylin                 5,242           209,261
Pharmaceuticals,
Inc.(b)(c)
  Genentech, Inc.(b)(c)  3,805           351,962
  Gilead Sciences,       1,900            99,997
Inc.(b)
  Keryx                  7,000           102,480
Biopharmaceuticals,
Inc.(b)
  Novartis AG - ADR(c)   3,200           167,936
  Panacos                   18               125
Pharmaceuticals,
Inc.(b)
  Renovis, Inc.(b)      10,856           166,097
  Schering-Plough        8,300           173,055
Corp.(c)
  Shire Pharmaceuticals
Group PLC -
    ADR                  3,400           131,886
  Vertex                 6,400           177,088
Pharmaceuticals,
Inc.(b)(c)

                                     -----------
                                       1,779,930
                                     -----------
Semiconductors & Related Devices -
10.5%
  Analog Devices,        4,700           168,589
Inc.(c)
  Applied Materials,    14,800           265,512
Inc.(c)
  Atheros               10,800           140,400
Communications(b)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
United States (Continued)
Semiconductors & Related Devices (Continued)
  Broadcom Corp. -       8,700       $   410,205
Class A(b)
  Lam Research Corp.(b)  8,400           299,712
  Marvell Technology     5,300           297,277
Group Ltd.(b)
  MEMC Electronic       11,600           257,172
Materials, Inc.(b)
  NVIDIA Corp.(b)(c)
                         8,800           321,728
  Texas Instruments, Inc.(c)
                         8,100           259,767
  Varian Semiconductor Equipment
    Associates, Inc.(b)  6,200           272,366

                                     -----------
                                       2,692,728
                                     -----------
Telecommunications -
7.6%
  ADC                    4,900           109,466
Telecommunications,
Inc.(b)
  ADTRAN, Inc.           3,600           107,064
  Alamosa Holdings, Inc.(b)
                        12,400           230,764
  Amdocs Ltd.(b)
                         4,500           123,750
  Comverse Technology, In9,500           252,605
  Harris Corp.           8,700           374,187
  Motorola, Inc.(c)     11,300           255,267
  Qualcomm, Inc.
                         7,100           305,868
  Scientific-Atlanta, Inc.
                         4,500           193,815

                                     -----------
                                       1,952,786
                                     -----------
Total United States                   17,845,855
                                     -----------
TOTAL COMMON STOCKS
  (Cost $19,095,066)                  24,899,186
                                     -----------

                                                 PAR/SHARES
                                    MATURITY       (000)          VALUE
                                   ----------   -----------   ------------
SHORT TERM INVESTMENTS - 24.2%
  Banco Santader, Certificate of
    Deposit
    4.34%(d)                       01/10/06     $ 499           499,424
  Bank of America, Master Notes
    4.08%(d)(e)                    01/02/06       338           337,535
  Merrill Lynch, Master Notes
    4.35%(d)(e)                    01/03/06       172           171,956
  Morgan Stanley, Floating Rate
    Notes
    4.33%(d)(e)                    01/02/06       123           123,314
  Galileo Money Market Fund                       591           590,800
  Institutional Money Market
    Trust(d)(f)                                 4,460         4,460,233

                                                              ---------
TOTAL SHORT TERM INVESTMENTS
  (Cost $6,183,261)                                           6,183,262
                                                              ---------

                                               27

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
        GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                             VALUE
                                        --------------
TOTAL INVESTMENTS IN SECURITIES -  121.4%
  (Cost $25,278,327(a))                    $31,082,448
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (21.4)%
  (Including $5,592,462 of payable
  upon return of securities loaned)         (5,471,709)
                                           -----------
NET ASSETS - 100.0%                        $25,610,739
                                           ===========

-------------------

 (a) Cost for Federal income tax purposes is $25,364,504. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                    $5,958,415
      Gross unrealized depreciation                                      (240,471)
                                                                       ----------
                                                                       $5,717,944
                                                                       ==========

 (b) Non-income producing security.
  (c) Total or partial securities on loan.
 (d) Securities purchased with the cash proceeds from securities loaned.
 (e) Rates shown are the rates as of December 31, 2005.
  (f) Represents an investment in an affiliate.

28

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                           GLOBAL RESOURCES PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES       VALUE
                        ----------- --------------
COMMON STOCKS - 100.5%
Canada - 23.5%
Banks - 0.0%
  Quest Capital              61,000  $    123,317
                                     ------------
Corp.(b)
Metal & Mining - 2.9%
  AXMIN, Inc.(b)        2,581,000       1,243,374
  Bema Gold Corp.(b)      250,000         727,500
  Crystallex              500,000       1,075,315
International Corp.(b)
  Fording Canadian Coal    17,279         597,335
Trust(c)
  Gateway Gold Corp.(b)   500,000         339,799
  Gold Reserve, Inc.(b) 1,000,000       2,900,000
  Golden Star Resources   789,408       2,098,388
Ltd.(b)
  Mag Silver Corp.(b)   2,026,200       2,527,412
  Mena Resources,          20,000           9,463
Inc.(b)
  Minefinders Corp.       250,000       1,285,000
Ltd.(b)
  Nevsun Resources Ltd.
(acquired
    8/8/97 through
9/9/04, cost
                        1,554,800       2,808,792
$    4,883,732)(b)(d)(e (f)
  NovaGold Resources,     691,418       6,291,904
Inc.(b)
  Orezone Resources,      500,000         924,771
Inc.(b)
  Polymet Mining          375,800         549,580
Corp.(b)
  Radius Gold, Inc.(b)    569,700         328,357
  Romarco Minerals,       223,000          32,612
Inc.(b)
  Southwestern            566,900       6,588,515
Resources Corp.(b)
  Stratagold Corp.(b)   1,000,000         662,394
  Sunridge Gold         1,008,686       1,171,428
Corp.(b)
  Triex Minerals          312,100         579,927
Corp.(g)(h)
  Virginia Gold Mines,     11,500         115,252
Inc.(b)
  X-Cal Resources       1,755,500         392,645
Ltd.(b)

                                     ------------
                                       33,249,763
                                     ------------
Motor Vehicles - 0.1%
  Westport Innovations,
Inc. (acquired
    12/17/03 through
9/15/04, cost
                          959,500         841,920
                                     ------------
$    1,052,339)(b)(d)(e
Oil & Gas - 20.3%
  Accrete Energy,          13,690         117,180
Inc.(b)
  Alberta Clipper         379,215       1,255,949
Energy, Inc.(b)
  Baytex Energy Trust   1,112,748      16,943,214
  Bow Valley Energy       634,600       2,855,140
Ltd.(b)
  C1 Energy Ltd.(b)(c)    647,099       1,085,503
  Canadian Superior     1,060,063       2,151,928
Energy, Inc.(b)
  Canex Energy, Inc.(b)   403,200       1,144,617
  Capitol Energy          438,026       1,887,830
Resources Ltd.(b)
  Chamaelo Exploration     52,180         343,393
Ltd.(b)
  Cinch Energy Corp.(b)   901,980       2,250,197
  Compton Petroleum     1,171,300      17,230,186
Corp.(b)
  Crew Energy, Inc.
(acquired 6/24/98
    through 6/18/04,
cost
                          561,615       9,034,540
$    1,910,170)(b)(e)(f
  Cyries Energy,           69,096         892,194
Inc.(b)
  Daylight Energy Trust   152,170       1,627,146
  Delphi Energy           831,300       4,069,076
Corp.(b)
  Ember Resources,        274,224       1,828,238
Inc.(b)
  Endev Energy, Inc.(b) 1,538,300       2,964,250
  Equinox Minerals      1,552,114       1,134,928
Ltd.(b)
  Esprit Energy Trust     533,525       6,177,682
  Fairborne Energy        317,020       4,499,832
Trust
  Fairquest Energy        105,567         754,666
Ltd.(b)
  First Calgary           740,786       5,429,478
Petroleums Ltd.(b)
  Galleon Energy, Inc.  1,072,178      22,597,411
- Class A(b)
  Hawker Resources,       227,509       1,221,262
Inc.(b)
  HSE Integrated           28,238          71,661
Ltd.(b)
  Innova Exploration      155,000         816,035
Ltd.(g)

                           NUMBER
                         OF SHARES       VALUE
                        ----------- --------------
COMMON STOCKS (Continued)
Canada (Continued)
Oil & Gas (Continued)
  KICK Energy Ltd.(b)     219,700    $  1,351,331
  Leader Energy Services L454,104       1,699,301
  Masters Energy,          27,741         154,402
Inc.(b)
  Midnight Oil          1,127,700       4,287,870
Exploration Ltd.(b)(g)
  Niko Resources Ltd.
(acquired
    5/2/03 through
11/10/03, cost
$    689,948)(e)(f)        39,000       1,852,622
  Oilexco, Inc.(b)      1,498,900       4,551,694
  Open Range Energy        48,061         196,389
Corp.(b)
  Pacific Rodera          990,200       1,277,732
Energy, Inc.(b)
  Paramount Resources
Ltd. - Class
    A(b)                  408,900      10,869,293
  Penn West Energy      1,489,400      48,675,045
Trust
  Petrolifera Petroleum   199,615       1,322,238
Ltd.(b)
  Point North Energy      147,124         203,768
Ltd.
  Prairie Schooner         40,900         826,841
Petroleum Ltd.(b)
  ProEx Energy Ltd.(b)     69,096         974,816
  ProspEx Resources     1,504,120       4,528,728
Ltd.(b)
  Real Resources,         412,737       8,840,940
Inc.(b)
  Sequoia Oil & Gas       297,320       5,184,461
Trust
  Tag Oil Ltd.(g)         198,000          94,431
  Technicoil Corp.
(acquired 6/15/04,
    cost                  753,100       2,526,638
$548,935)(b)(e)(f)
  Tenergy Ltd.(b)         147,124         607,506
  Thunder Energy Trust    568,896       5,872,727
  Trilogy Energy Trust    308,900       6,324,418
  Tropic Network,         150,000         871,005
Inc.(g)
  True Energy Trust       138,434       2,477,029
  TUSK Energy Corp.
                          393,186       1,711,490
  Vault Energy Trust
                          130,450       1,279,307
  Vero Energy, Inc.(b)     91,643         418,620
  West Energy Ltd.(b)       2,735          18,869
  White Fire Energy Ltd.(b297,320         690,579
  Zenas Energy            364,485       1,611,356
Corp.(g)(h)

                                     ------------
                                      231,684,982
                                     ------------
Transportation - 0.2%
  Railpower               360,600       2,003,937
                                     ------------
Technologies Corp.(b)
Total Canada                          267,903,919
                                     ------------
Norway - 0.5%
Transportation - 0.5%
  Stolt-Nielsen SA(b)     170,000       5,629,472
                                     ------------
United Kingdom - 1.5%
Energy & Utilities -
0.0%
  ITM Power PLC(b)        335,200         808,833
                                     ------------
Finance - 0.1%
  Archipelago Holdings, 2,247,400       1,096,189
                                     ------------
Inc.(g)
Oil & Gas - 1.4%
  Expro International     563,941       5,530,449
Group PLC
  Tullow Oil PLC        1,244,198       5,779,698
  Venture Production      514,729       4,576,264
PLC(b)

                                     ------------
                                       15,886,411
                                     ------------
Total United Kingdom                   17,791,433
                                     ------------
United States - 75.0%
Conglomerates - 1.8%
  Stolt-Nielsen SA
(acquired 2/18/04
    through 9/9/04,
cost
                          626,100      20,673,822
                                     ------------
$    9,786,849)(b)(c)(f

                                               29

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     GLOBAL RESOURCES PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES        VALUE
                        ----------- ----------------
COMMON STOCKS (Continued)
United States (Continued)
Energy & Utilities - 2.6%
  KFX, Inc.(b)(c)          393,400   $    6,731,074
  Longview Energy Co.
(acquired
    8/13/04, cost
                            85,400        1,579,900
$    1,281,000)(d)(e)(f (g)
  McDermott                481,200       21,466,332
International, Inc.(b)

                                     --------------
                                         29,777,306
                                     --------------
Finance - 0.1%
  NGP Capital Resources     64,500          846,885
                                     --------------
Co.
Manufacturing - 1.9%
  Maverick Tube            401,579       16,006,939
Corp.(b)(c)
  NS Group, Inc.(b)        150,000        6,271,500

                                     --------------
                                         22,278,439
                                     --------------
Metal & Mining - 23.5%
  Alpha Natural             27,500          528,275
Resources, Inc.(b)
  Arch Coal, Inc.(c)       759,600       60,388,200
  Coeur d'Alene Mines      500,000        2,000,000
Corp.(b)
  CONSOL Energy, Inc.
(acquired
    8/13/01 through
4/21/04, cost
$    22,890,341)(e)(f)  1,151,600        75,061,288
  Crystallex            2,100,000         4,536,000
International
Corp.(b)(c)
  Massey Energy Co.(c)  1,148,400        43,489,908
  Peabody Energy          952,000        78,463,840
Corp.(c)
  Randgold Resources      200,000         3,226,000
Ltd.(b)

                                     --------------
                                        267,693,511
                                     --------------
Oil & Gas - 43.3%
  Allis-Chalmers          131,700         1,639,665
Energy, Inc.(b)
  BJ Services Co.(c)      927,200        34,000,424
  Bois d'Arc Energy,      101,900         1,616,134
Inc.(b)
  Brigham Exploration      81,900           971,334
Co.(b)
  CanArgo Energy        5,024,200         6,380,734
Corp.(b)(c)
  Cano Petroleum,         125,378           965,410
Inc.(b)
  Clayton Williams        267,021        11,145,456
Energy, Inc.(b)
  Comstock Resources,     351,300        10,718,163
Inc.(b)
  Cross Timbers Royalty     2,490           121,761
Trust(c)
  Denbury Resources,      447,600        10,196,328
Inc.(b)(c)
  Diamond Offshore        375,100        26,091,956
Drilling, Inc.(c)
  The Exploration         282,200         1,823,012
Co.(b)
  Global Industries,      189,496         2,150,780
Inc.(b)(c)
  Goodrich Petroleum       62,600         1,574,390
Corp.(b)
  Grant Prideco,           96,200         4,244,344
Inc.(b)(c)
  Grey Wolf, Inc.(b)      471,900         3,647,787
  Halliburton Co.(c)      377,100        23,365,116
  Hercules Offshore,       68,900         1,957,449
Inc.(b)
  Matador Resources Co.
(acquired
    10/14/03, cost
                           97,846         1,320,921
$    978,460)(d)(e)(f)( )
  Nabors Industries       296,500        22,459,875
Ltd.(b)(c)
  National-Oilwell,       168,500        10,564,950
Inc.(b)
  Newfield Exploration    943,924        47,262,275
Co.(b)
  Newpark Resources,      500,000         3,815,000
Inc.(b)
  Noble Corp.              90,700         6,397,978
  Parallel Petroleum      192,300         3,271,023
Corp.(b)
  Patterson-UTI Energy, 1,222,408        40,278,344
Inc.(c)
  Penn Virginia Corp.     560,000        32,144,000
  PetroQuest Energy,      411,600         3,408,048
Inc.(b)
  Pioneer Drilling Co.
(acquired
    2/13/04 through
3/23/05, cost
                          176,000         3,155,680
$    1,400,445)(b)(e)(f
  Pioneer Natural         379,200        19,441,584
Resources Co.

                           NUMBER
                         OF SHARES        VALUE
                        ----------- ----------------
COMMON STOCKS (Continued)
United States (Continued)
Oil & Gas (Continued)
  Plains Exploration &
Production
    Co.(b)(c)           1,087,505    $   43,206,574
  Precision Drilling      225,700         7,448,100
Trust
  Pride International,    419,900        12,911,925
Inc.(b)(c)
  Rowan Cos., Inc.(c)
                          555,900        19,812,276
  Southwestern Energy Co.(b)
                          323,600        11,630,184
  Transocean, Inc.(b)     512,500        35,716,125
  Treasure Island         507,439           466,844
Royalty Trust(b)
  Universal Compression Holdings,
    Inc.(b)(c)             35,200         1,447,424
  Weatherford             696,497        25,213,208
International
Ltd.(b)(c)

                                     --------------
                                        493,982,581
                                     --------------
Transportation - 1.8%
  Hornbeck Offshore Servic142,900         4,672,830
Inc.(b)
  OMI Corp.               863,200        15,667,080
  Stealthgas, Inc.(b)      33,000           415,800

                                     --------------
                                         20,755,710
                                     --------------
Waste Management - 0.0%
  Republic Resources,      28,750               431
                                     --------------
Inc.(b)
Total United States                     856,008,685
                                     --------------
TOTAL COMMON STOCKS
  (Cost $566,868,769)
                                      1,147,333,509
                                     --------------
WARRANTS - 0.0%
  Nevsun Resources
    Ltd. (issued
    12/18/03, expiring
    12/18/08, strike
    price 10.00
    CAD)(g)(i)            250,000             2,151
  Point North Energy
    Ltd. (issued
    07/24/03, expiring
    07/23/08, strike
    price 5.00
    CAD)(g)(j)            147,124           172,127
  Triex Minerals Corp.
    (issued 12/23/05,
    expiring 12/23/06,
    strike price 3.00
    CAD)(d)(g)(h)         156,050                 1
  Westport
    Innovations, Inc.
    (issued 09/29/04,
    expiring 3/29/06,
    strike price 2.10
    CAD)(k)                92,850             3,195

                                     --------------
TOTAL WARRANTS
  (Cost $76)                                177,474
                                     --------------

30

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     GLOBAL RESOURCES PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                          PAR/SHARES
                                             MATURITY       (000)             VALUE
                                            ----------   -----------   ------------------
SHORT TERM INVESTMENTS - 12.7%
  Banco Santader, Certificate of
    Deposit
    4.34%(l)                                01/10/06     $ 3,596        $    3,596,277
  Bank of America, Master Notes
    4.08%(l)(m)                             01/02/06       4,509             4,509,142
  Merrill Lynch, Master Notes
    4.35%(l)(m)                             01/03/06       9,955             9,955,488
  Morgan Stanley, Floating Rate
    Notes
    4.33%(l)(m)                             01/02/06       1,461             1,461,208
  Galileo Money Market Fund                                  127               126,635
  Institutional Money Market
    Trust(l)(n)                                          124,720           124,719,523

                                                                        --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $144,368,274)                                                      144,368,273
                                                                        --------------
TOTAL INVESTMENTS IN SECURITIES -  113.2%
  (Cost $711,237,119(a))                                                 1,291,879,256
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (13.2)%
  (Including $144,241,638 of
  payable upon return of securities
  loaned)                                                                 (150,589,592)
                                                                        --------------
NET ASSETS -  100.0%                                                    $1,141,289,664
                                                                        ==============

-------------------

 (a) Cost for Federal income tax purposes is $711,468,314. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $594,344,776
      Gross unrealized depreciation                                       (13,933,834)
                                                                         ------------
                                                                         $580,410,942
                                                                         ============

 (b) Non-income producing security.
  (c) Total or partial securities on loan.
 (d) Security is illiquid. As of December 31, 2005,  the Portfolio held 0.6% of its net assets, with a current market value of $6,551,534 in these securities.
 (e) Security restricted as to public resale. These securities are ineligible for resale into the public market until such time that either (I) a resale Registration Statement has been filed with the SEC and declared effective or (II) resale is permitted under Rule 144A without the need for an effective registration statement. As of December 31, 2005, the
       Portfolio held 10.8% of its net assets, with a current market value of
       $147,819,623 and a current cost of $47,393,709 in these securities.
  (f) Security valued under consistently applied procedures established by the
       Board.
 (g) Security valued at fair value as determined in good faith by or under the direction of the Trustees.  As of December 31, 2005, this security had a total market value of $11,615,878 which represents 1.0% of net assets.
 (h) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31,
       2005, the Portfolio held 0.1% of its net assets, with a current market value of $892,909 in securities restricted as to resale.
  (i) As of December 31, 2005, the aggregate amount of shares called for by these warrants is 250,000.  These warrants were exercisable as of
       12/18/03.

  (j) As of December 31, 2005, the aggregate amount of shares called for by these warrants is 735,620.  These warrants were exercisable as of
       7/24/03.
  (k) As of December 31, 2005, the aggregate amount of shares called for by these warrants is 92,850.  These warrants were exercisable as of
       9/29/04.
  (l) Securities purchased with the cash proceeds from securities loaned.
 (m) Rates shown are the rates as of December 31, 2005.
 (n) Represents an investment in an affiliate.

                                                                              31

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                       ALL-CAP GLOBAL RESOURCES PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES       VALUE
                        ----------- --------------
COMMON STOCKS - 96.0%
Australia - 1.8%
Metal & Mining - 1.5%
  BHP Billiton Ltd. -   110,890      $  3,705,944
ADR
  Macarthur Coal Ltd.   305,335         1,152,781

                                     ------------
                                        4,858,725
                                     ------------
Oil & Gas - 0.3%
  Santos Ltd.           130,200         1,169,258
                                     ------------
Total Australia                         6,027,983
                                     ------------
Austria - 2.0%
Oil & Gas - 2.0%
  OMV AG                115,660         6,777,996
                                     ------------
Canada - 13.6%
Metal & Mining - 1.6%
  Teck Cominco Ltd.     101,130         5,398,182
                                     ------------
Oil & Gas - 12.0%
  Canadian Natural        8,000           396,610
Resources Ltd.
  Compton Petroleum     260,580         3,833,213
Corp.(b)
  Galleon Energy, Inc.  290,250         6,117,360
- Class A(b)
  Husky Energy, Inc.     96,580         4,901,905
  Nexen, Inc.            59,240         2,824,277
  Pason Systems, Inc.    84,770         2,107,491
  Penn West Energy      125,350         4,096,560
Trust
  Petro Canada           88,410         3,547,960
  Real Resources,       114,312         2,448,595
Inc.(b)
  Talisman Energy, Inc. 180,695         9,555,152
- ADR

                                     ------------
                                       39,829,123
                                     ------------
Total Canada                           45,227,305
                                     ------------
China - 0.6%
Metal & Mining - 0.6%
  Eldorado Gold         388,700         1,902,622
                                     ------------
Corp.(b)
Denmark - 0.1%
Oil & Gas - 0.1%
  A P Moller - Maersk        40           413,837
                                     ------------
A/S
France - 1.2%
Oil & Gas - 1.2%
  Total SA - ADR(c)      32,290         4,081,456
                                     ------------
Netherlands - 2.6%
Oil & Gas - 2.6%
  Core Laboratories     124,540         4,652,815
NV(b)
  SBM Offshore NV        48,560         3,923,686

                                     ------------
                                        8,576,501
                                     ------------
Norway - 3.4%
Oil & Gas - 3.4%
  Statoil ASA - ADR     358,280         8,226,109
  Stolt Offshores SA(b) 267,040         3,105,898

                                     ------------
                                       11,332,007
                                     ------------
United Kingdom - 5.5%
Metal & Mining - 0.9%
  Rio Tinto PLC - ADR    15,790         2,886,254
                                     ------------
Oil & Gas - 4.6%
  BG Group PLC - ADR     96,580         4,797,129
  BP PLC - ADR           41,780         2,683,112

                           NUMBER
                         OF SHARES       VALUE
                        ----------- --------------
COMMON STOCKS (Continued)
United Kingdom (Continued)
Oil & Gas (Continued)
  Cairn Energy PLC(b)   239,080      $  7,897,622

                                     ------------
                                       15,377,863
                                     ------------
Total United Kingdom                   18,264,117
                                     ------------
United States - 65.2%
Energy & Utilities - 4.8%
  McDermott             217,890         9,720,073
International, Inc.(b)
  Questar Corp.          82,060         6,211,942

                                     ------------
                                       15,932,015
                                     ------------
Metal & Mining - 15.6%
  Arch Coal, Inc.(c)    109,000         8,665,500
  CONSOL Energy, Inc.   136,400         8,890,552
  Goldcorp, Inc.        346,795         7,726,592
  Massey Energy Co.(c)  171,190         6,482,965
  Natural Resource       43,559         2,188,840
Partners LP(c)
  Newmont Mining Corp.   41,780         2,231,052
  Pan American Silver   177,930         3,350,422
Corp.(b)
  Peabody Energy        108,190         8,917,020
Corp.(c)
  Silver Standard       217,890         3,335,896
Resources(b)(c)

                                     ------------
                                       51,788,839
                                     ------------
Oil & Gas - 44.3%
  Amerada Hess Corp.(c)  41,780         5,298,540
  Bois d'Arc Energy, Inc.(b)
                         59,550           944,463
  Canadian Natural Resources
                        184,560         9,157,867
  Chesapeake Energy Corp.(c)
                        177,930         5,645,719
  CNX Gas                 9,600           201,600
Corp.(b)(d)(e)(f)
  Comstock Resources, In106,270         3,242,298
  Double Eagle Petroleum 85,191         1,737,896
  Encana Corp.          120,200         5,428,232
  ENSCO International, I156,630         6,946,540
  EOG Resources, Inc.(c)157,240        11,536,699
  Exxon Mobil Corp.(c)   39,040         2,192,877
  Global Industries, Inc190,480         2,161,948
  GlobalSantaFe Corp.    73,290         3,528,913
  Goodrich Petroleum    120,200         3,023,030
Corp.(b)
  Grant Prideco, Inc.(b)102,140         4,506,417
  Hercules Offshore, Inc.58,529         1,662,809
  Hydril(b)              60,860         3,809,836
  Kerr-McGee Corp.       72,060         6,547,372
  Nabors Industries Ltd.(b)
                         32,290         2,445,967
  National-Oilwell, Inc.(b)
                         81,489         5,109,360
  Newfield Exploration Co.(b)(c)
                        120,200         6,018,414
  Noble Corp.            96,580         6,812,753
  Noble Energy, Inc.    121,810         4,908,943
  Patterson-UTI Energy,  60,860         2,005,337
Inc.(c)
  Range Resources Corp.  80,235         2,113,390
  Schlumberger Ltd.(c)
                         26,650         2,589,048
  Southwestern Energy Co.(b)
                         68,920         2,476,985
  Suncor Energy, Inc.
                        101,130         6,384,337
  Transocean, Inc.(b)   120,300         8,383,707
  Vintage Petroleum, Inc128,370         6,845,972
  Weatherford           140,680         5,092,616
International Ltd.(b)
  The Williams Cos., Inc214,160         4,962,087
  XTO Energy, Inc.(c)    76,233         3,349,678

                                     ------------
                                      147,071,650
                                     ------------

32

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                 ALL-CAP GLOBAL RESOURCES PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES       VALUE
                        ----------- --------------
COMMON STOCKS (Continued)
United States (Continued)
Transportation - 0.5%
  Stolt-Nielsen           47,900     $  1,581,658
                                     ------------
SA(b)(c)
Total United States                   216,374,162
                                     ------------
TOTAL COMMON STOCKS
  (Cost $279,585,771)                 318,977,986
                                     ------------

                                                 PAR/SHARES
                                    MATURITY       (000)          VALUE
                                   ----------   -----------   ------------
SHORT TERM INVESTMENTS - 20.4%
  Banco Santader, Certificate of
    Deposit
    4.34%(g)                       01/10/06     $2,024         2,023,899
  Federal Home Loan Bank,
    Discount Notes
    3.25%(h)                       01/03/06      2,000         1,999,639
  Merrill Lynch, Master Notes
    4.35%(g)(i)                    01/03/06      1,071         1,071,487
  Morgan Stanley, Floating Rate
    Notes
    4.33%(g)(i)                    01/02/06      5,447         5,447,060
  Galileo Money Market Fund                      9,767         9,766,783
  Institutional Money Market
    Trust(g)(j)                                 47,441        47,441,320

                                                              ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $67,750,187)                                          67,750,188
                                                              ----------

TOTAL INVESTMENTS IN SECURITIES -  116.4%
  (Cost $347,335,958(a))                    386,728,174
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (16.4)%
  (Including $55,983,766 of
  payable upon return of securities
  loaned)                                   (54,622,799)
                                            -----------
NET ASSETS - 100.0%                        $332,105,375
                                           ============

-------------------

 (a) Cost for Federal income tax purposes is $347,483,026. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $41,581,991
      Gross unrealized depreciation                                       (2,336,843)
                                                                         -----------
                                                                         $39,245,148
                                                                         ===========

 (b) Non-income producing security.
  (c) Total or partial securities on loan.
 (d) Securities valued at fair value as determined in good faith by or under the direction of the Trustees.  As of December 31, 2005, these securities had a total market value of $201,600 which represents 0.1% of net assets.
 (e) Security is illiquid. As of December 31, 2005, the Portfolio held 0.1% of its net assets, with a current market value of $201,600 in these securities.

  (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31,
       2005, the Portfolio held 0.1% of its net assets, with a current market value of $201,600 in securities restricted as to resale.
 (g) Securities purchased with the cash proceeds from securities loaned.
 (h) The rate shown is the effective yield at the time of purchase.
     (i) Rates shown are the rates as of December 31, 2005.
  (j) Represents an investment in an affiliate.

                                                                              33

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                           HEALTH SCIENCES PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS - 92.7%
Insurance - 8.7%
  Cigna Corp.                             62,300               $ 6,958,910
  WellPoint, Inc.(b)                    449,436                 35,860,498

                                                               -----------
                                                                42,819,408
                                                               -----------
Medical & Medical Services - 26.4%
  Amgen, Inc.(b)(c)                     153,223                 12,083,166
  Baxter International, Inc.             99,350                  3,740,528
  Caremark Rx, Inc.(b)(c)               489,770                 25,365,188
  Community Health Systems,
    Inc.(b)                             230,630                  8,842,354
  Davita, Inc.(b)                       151,300                  7,661,832
  Emdeon Corp.(b)                        78,876                    667,291
  Express Scripts, Inc.(b)              102,086                  8,554,807
  Manor Care, Inc.(c)                   136,300                  5,420,651
  Medco Health Solutions, Inc.(b)       273,320                 15,251,256
  UnitedHealth Group, Inc.(c)           583,800                 36,277,332
  Viropharma, Inc.(b)                   322,859                  5,989,034

                                                               -----------
                                                               129,853,439
                                                               -----------
Medical Instruments & Supplies - 15.4%
  Aspect Medical Systems, Inc.(b)        68,481                  2,352,322
  Bausch & Lomb, Inc.                    35,800                  2,430,820
  Becton, Dickinson & Co.               197,900                 11,889,832
  Cytyc Corp.(b)(c)                     310,500                  8,765,415
  DENTSPLY International, Inc.           75,110                  4,032,656
  DJ Orthopedics, Inc.(b)                38,940                  1,073,965
  Kinetic Concepts, Inc.(b)             105,240                  4,184,343
  Martek Biosciences Corp.(b)(c)        108,200                  2,662,802
  Medtronic, Inc.(c)                     50,200                  2,890,014
  Respironics, Inc.(b)                  279,200                 10,349,944
  St. Jude Medical, Inc.(b)              59,300                  2,976,860
  Varian Medical Systems,
    Inc.(b)(c)                          253,100                 12,741,054
  Zimmer Holdings, Inc.(b)              135,900                  9,165,096

                                                               -----------
                                                                75,515,123
                                                               -----------
Pharmaceuticals - 42.2%
  Abgenix, Inc.(b)(c)                   436,800                  9,395,568
  Amylin Pharmaceuticals,
    Inc.(b)(c)                          310,844                 12,408,892
  Arena Pharmaceuticals, Inc.(b)        317,202                  4,510,612
  AstraZeneca PLC - ADR(b)              235,930                 11,466,198
  BioMarin Pharmaceutical, Inc.(b)      326,473                  3,519,379
  Cardiome Pharma Corp.(b)              947,200                  9,566,720
  Gene Logic, Inc.(b)                   497,480                  1,666,558
  Genentech, Inc.(b)(c)                 140,639                 13,009,107
  Gilead Sciences, Inc.(b)               51,300                  2,699,919
  GlaxoSmithKline PLC - ADR(c)          168,600                  8,510,928
  Hospira, Inc.(b)                      172,900                  7,396,662
  InterMune, Inc.(b)(c)                 122,781                  2,062,721
  Keryx Biopharmaceuticals,
    Inc.(b)                             328,100                  4,803,384
  Momenta Pharmaceuticals,
    Inc.(b)                             105,140                  2,317,286
  Myogen, Inc.(b)                        87,400                  2,635,984
  Novartis AG - ADR(c)                  306,900                 16,106,112
  Pfizer, Inc.                          695,959                 16,229,764
  Regeneron Pharmaceuticals,
    Inc.(b)                             118,800                  1,894,860
  Renovis, Inc.(b)                      456,035                  6,977,336
  Roche Holding AG                      445,100                 33,316,225
  Schering-Plough Corp.(c)              739,000                 15,408,150
  Shire Pharmaceuticals Group
    PLC - ADR                           146,600                  5,686,614

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS (Continued)
Pharmaceuticals (Continued)
  Vertex Pharmaceuticals,
    Inc.(b)(c)                          242,700                $ 6,715,509
  Wyeth                                 205,400                  9,462,778

                                                               -----------
                                                               207,767,266
                                                               -----------
TOTAL COMMON STOCKS
  (Cost $407,506,483)                                          455,955,236
                                                               -----------

                                                 PAR/SHARES
                                    MATURITY       (000)           VALUE
                                   ----------   -----------   --------------
SHORT TERM INVESTMENTS - 22.6%
  Banco Santader, Certificate of
    Deposit
    4.34%(d)                       01/10/06     $2,487          2,487,027
  Federal Home Loan Mortgage
    Corp., Discount Notes
    3.50%(e)                       01/03/06      3,500          3,499,320
  Merrill Lynch, Master Notes
    4.35%(d)(f)                    01/03/06      8,527          8,526,706
  Morgan Stanley, Floating Rate
    Notes
    4.33%(d)(f)                    01/02/06      4,885          4,885,384
  U.S. Treasury Bills
    3.49%(e)                       01/05/06     12,300         12,295,230
  Galileo Money Market Fund                     10,000         10,000,000
  Institutional Money Market
    Trust(d)(g)                                 69,601         69,601,131

                                                               ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $111,294,798)                                         111,294,798
                                                              -----------

TOTAL INVESTMENTS IN SECURITIES -  115.3%
  (Cost $518,801,281(a))                   567,250,034

                                         NUMBER OF
                                         CONTRACTS
                                        ----------
CALL OPTIONS WRITTEN - 0.0%
  Cigna Corp., Strike Price $115,
    Expires 1/21/06                        (195)      (22,425)
  Express Scripts, Inc., Strike
    Price $90, Expires 2/18/06             (225)      (31,500)
  Gilead Sciences, Inc., Strike
    Price $55, Expires 1/21/06             (300)      (21,000)
  Renovis, Inc., Strike Price
    $17.50, Expires 1/21/06                 (50)       (1,500)
  Respironics, Inc., Strike Price
    $40, Expires 1/21/06                    (70)       (2,100)
  St. Jude Medical, Inc., Strike
    Price $55, Expires 2/18/06             (416)      (24,960)

                                                      -------
TOTAL CALL OPTIONS WRITTEN
  (Premiums received $192,788)                       (103,485)
                                                     --------
PUT OPTIONS PURCHASED - 0.0%
  Abgenix, Inc., Strike Price $15,
    Expires 1/21/06
  (Cost $6,201)                             954         4,770
                                                     --------

34

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     HEALTH SCIENCES PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                         NUMBER OF
                                         CONTRACTS        VALUE
                                        -----------   ------------
PUT OPTIONS WRITTEN - 0.0%
  Abgenix, Inc., Strike Price
    $12.50, Expires 1/21/06             (954)         $(4,770)
  Gilead Sciences, Inc., Strike
    Price $50, Expires 1/21/06          (300)         (16,500)
  Viropharma, Inc., Strike Price
    $17.50, Expires 1/21/06             (930)         (41,850)

                                                      -------
TOTAL PUT OPTIONS WRITTEN
  (Premiums received $97,595)                         (63,120)
                                                      -------

LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (15.3)%
  (Including $85,500,248 of
  payable upon return of securities
  loaned)                                   (75,290,115)
                                            -----------
NET ASSETS - 100.0%                        $491,798,084
                                           ============

-------------------

 (a) Cost for Federal income tax purposes is $521,607,502 . The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $51,961,976
      Gross unrealized depreciation                                       (6,319,444)
                                                                         -----------
                                                                         $45,642,532
                                                                         ===========

 (b) Non-income producing security.
  (c) Total or partial securities on loan.
 (d) Securities purchased with the cash proceeds from securities loaned.
 (e) The rate shown is the effective yield at the time of purchase.
  (f) Rates shown are the rates as of December 31, 2005.
 (g) Represents an investment in an affiliate.

                                                                              35

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                          U.S. OPPORTUNITIES PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- ------------
COMMON STOCKS - 96.5%
Advertising - 1.3%
  Monster Worldwide,    16,000       $  653,120
Inc.(b)
  Valueclick,           32,100          581,331
Inc,(b)(c)

                                     ----------
                                      1,234,451
                                     ----------
Aerospace - 2.1%
  Curtiss-Wright Corp.  11,000          600,600
  Esterline             13,500          502,065
Technologies Corp.(b)
  Goodrich Corp.(c)     15,000          616,500
  Teledyne              10,500          305,550
Technologies, Inc.(b)

                                     ----------
                                      2,024,715
                                     ----------
Banks - 4.0%
  City National Corp.   12,300          891,012
  Colonial BancGroup,   36,300          864,666
Inc.
  Compass Bancshares,   16,300          787,127
Inc.
  Cullen/Frost Bankers, 17,500          939,400
Inc.
  Frontier Financial    11,000          352,000
Corp.

                                     ----------
                                      3,834,205
                                     ----------
Business Services - 4.6%
  Alliance Capital
Management
    Holding             10,000          564,900
  Aquantive, Inc.(b)    49,900        1,259,476
  The Dun & Bradstreet  11,500          770,040
Corp.(b)
  FTI Consulting,       21,400          587,216
Inc.(b)(c)
  Global Payments, Inc. 20,000          932,200
  Korn/Ferry            15,600          291,564
International(b)
  Tidel Technologies,   28,993            7,828
Inc.(b)

                                     ----------
                                      4,413,224
                                     ----------
Chemicals - 1.7%
  Church & Dwight Co.,  14,000          462,420
Inc.
  The Lubrizol Corp.     8,900          386,527
  Olin Corp.            38,700          761,616

                                     ----------
                                      1,610,563
                                     ----------
Computer Software & Services - 4.3%
  Advanced Micro        34,500        1,055,700
Devices, Inc.(b)(c)
  Aspen Technology,     65,000          510,250
Inc.(b)
  Ceridian Corp.(b)     24,000          596,400
  Informatica Corp.(b)  42,900          514,800
  Interwoven, Inc.(b)   64,500          546,315
  Salesforce.com,       16,500          528,825
Inc.(b)
  Unica Corp.(b)        28,900          348,245

                                     ----------
                                      4,100,535
                                     ----------
Construction - 2.3%
  EMCor Group, Inc.(b)  14,500          979,185
  Washington Group
International,
    Inc.                22,500        1,191,825

                                     ----------
                                      2,171,010
                                     ----------
Electronics - 1.5%
  Amphenol Corp.         7,800          345,228
  Intercontinental       9,600          348,960
Exchange, Inc.(b)
  Intersil Corp. -      28,500          709,080
Class A

                                     ----------
                                      1,403,268
                                     ----------
Energy & Utilities - 3.2%
  Atmos Energy Corp.    26,000          680,160
  Equitable Resources,  18,000          660,420
Inc.(c)
  PPL Corp.             23,400          687,960
  Progress Energy, Inc.  9,000          395,280

                           NUMBER
                         OF SHARES      VALUE
                        ----------- ------------
COMMON STOCKS (Continued)
Energy & Utilities (Continued)
  Sempra Energy         14,900       $  668,116

                                     ----------
                                      3,091,936
                                     ----------
Entertainment & Leisure - 5.8%
  Gaylord Entertainment Co.(b)
                        14,900          649,491
  Hilton Hotels         38,700          933,057
Corp.(c)
  Kerzner International 10,300          708,125
Ltd.(b)
  Penn National Gaming, 27,600          909,420
Inc.(b)
  Sabre Holdings        24,000          578,640
Corp.(c)
  Scientific Games Corp. - Class
    A(b)(c)
                        19,300          526,504
  Station Casinos, Inc.
                         9,500          644,100
  Warner Music Group Corp.(b)
                        32,500          626,275

                                     ----------
                                      5,575,612
                                     ----------
Finance - 1.6%
  Investment Technology 14,400          510,336
Group(b)
  T. Rowe Price Group,  13,900        1,001,217
Inc.

                                     ----------
                                      1,511,553
                                     ----------
Food & Agriculture - 0.4%
  Ralcorp Holdings,      8,500          339,235
                                     ----------
Inc.(b)
Furniture - 0.6%
  Herman Miller, Inc.   19,000          535,610
                                     ----------
Insurance - 4.1%
  ACE Ltd.               8,500          454,240
  Assurant, Inc.        17,600          765,424
  Endurance Specialty   16,500          591,525
Holdings Ltd.
  The PMI Group, Inc.(c)
                        16,200          665,334
  Poe & Brown, Inc.
                        16,600          506,964
  W.R. Berkley Corp.
                         8,500          404,770
  Willis Group Holdings 15,000          554,100
Ltd.

                                     ----------
                                      3,942,357
                                     ----------
Machinery & Heavy Equipment - 2.1%
  Astec Industries, Inc.(b)
                        15,000          489,900
  Dresser-Rand Group, Inc.(b)
                        24,500          592,410
  Joy Global, Inc.      22,875          915,000

                                     ----------
                                      1,997,310
                                     ----------
Manufacturing - 6.6%
  Cooper Industries,    10,000          730,000
Inc.
  Gardner Denver,       18,600          916,980
Inc.(b)
  ITT Industries,        4,000          411,280
Inc.(c)
  Paralux Fragrance, Inc.(b)(c)
                        15,000          457,950
  Polo Ralph Lauren Corp.
                        17,900        1,004,906
  Powerwave Technologies, Inc.(b)(c)
                        80,500        1,011,885
  Rexam PLC- SP ADR     15,500          667,430
  Rockwell Automation,  12,100          715,836
Inc.
  V.F. Corp.
                         8,000          442,720

                                     ----------
                                      6,358,987
                                     ----------
Medical & Medical
Services - 2.1%
  Davita, Inc.(b)        7,200          364,608
  Emdeon Corp.(b)       11,575           97,924
  Manor Care, Inc.
                         8,500          338,045
  Medco Health Solutions, Inc.(b)
                        12,000          669,600
  Viropharma, Inc.(b)
                        30,450          564,848

                                     ----------
                                      2,035,025
                                     ----------

36

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    U.S. OPPORTUNITIES PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
Medical Instruments & Supplies - 1.3%
  DENTSPLY                8,500      $   456,365
International, Inc.
  Varian Medical        15,000           755,100
Systems, Inc.(b)(c)

                                     -----------
                                       1,211,465
                                     -----------
Metal & Mining - 5.2%
  Arch Coal, Inc.(c)     7,500           596,250
  CONSOL Energy,         8,500           554,030
Inc.(c)
  Freeport-McMoRan
Copper & Gold,
    Inc. - Class B      18,100           973,780
  Inco Ltd.             11,000           479,270
  Oregon Steel Mills,   28,900           850,238
Inc.(b)(c)
  Phelps Dodge Corp.(c)  7,400         1,064,638
  Placer Dome, Inc.     20,000           458,600

                                     -----------
                                       4,976,806
                                     -----------
Motor Vehicles - 0.6%
  Rush Enterprises,     37,000           550,560
                                     -----------
Inc. - Class A(b)
Oil & Gas - 8.6%
  AGL Resources, Inc.   19,300           671,833
  Chesapeake Energy     17,000           539,410
Corp.(c)
  CNX Gas                7,600           159,600
Corp.(b)(d)(e)(f)
  Diamond Offshore      14,300           994,708
Drilling, Inc.(c)
  ENSCO International,  16,700           740,645
Inc.(c)
  Grant Prideco,        20,000           882,400
Inc.(b)(c)
  National-Oilwell,     11,300           708,510
Inc.(b)
  Newfield Exploration  14,000           700,980
Co.(b)(c)
  Newpark Resources,    35,000           267,050
Inc.(b)
  Noble Energy, Inc.    15,600           628,680
  Smith International,  16,000           593,760
Inc.
  St. Mary Land &       16,500           607,365
Exploration Co.
  Weatherford           21,600           781,920
International Ltd.(b)

                                     -----------
                                       8,276,861
                                     -----------
Pharmaceuticals - 7.1%
  Abgenix, Inc.(b)(c)   34,000           731,340
  Amylin                18,500           738,520
Pharmaceuticals,
Inc.(b)(c)
  Arena                 28,500           405,270
Pharmaceuticals,
Inc.(b)
  BioMarin              45,000           485,100
Pharmaceutical, Inc.(b)
  Cardiome Pharma       54,700           552,470
Corp.(b)
  Caremark Rx, Inc.(b)   9,400           486,826
  Hospira, Inc.(b)      18,000           770,040
  Keryx                 34,000           497,760
Biopharmaceuticals,
Inc.(b)
  Protein Design Labs,  23,000           653,660
Inc.
  Renovis, Inc.(b)      28,929           442,614
  Shire Pharmaceuticals
Group PLC -
    ADR                 15,200           589,608
  Vertex                17,700           489,759
Pharmaceuticals,
Inc.(b)(c)

                                     -----------
                                       6,842,967
                                     -----------
Photographic Equipment - 0.7%
  American              27,500           698,775
                                     -----------
Reprographics Co.(b)
Real Estate - 5.4%
  Archstone-Smith Trust 22,500           942,525
  CB Richard Ellis
Group, Inc. - Class
    A(b)                20,800         1,224,080
  Host Marriott         52,500           994,875
Corp.(c)
  Kimco Realty Corp.    29,000           930,320
  The Macerich Co.       7,000           469,980
  Strategic Hotel       30,000           617,400
Capital, Inc.

                                     -----------
                                       5,179,180
                                     -----------
Restaurants - 0.5%
  Ruth's Chris Steak    27,000           488,700
                                     -----------
House, Inc.(b)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
Retail Merchandising - 5.4%
  Abercrombie & Fitch   12,100       $   788,678
Co. - Class A
  BJ's Wholesale Club,  24,700           730,132
Inc.(b)
  Charming Shoppes, Inc.(b)(c)
                        56,500           745,800
  Dick's Sporting Goods, Inc.(b)
                        15,000           498,600
  Pacific Sunwear of California,
    Inc.(b)
                        25,300           630,476
  The Pantry, Inc.(b)   11,604           545,272
  Saks, Inc.(b)         21,900           369,234
  Tiffany & Co.         11,500           440,335
  Urban Outfitters,     18,400           465,704
Inc.(b)

                                     -----------
                                       5,214,231
                                     -----------
Security Brokers &
Dealers - 1.3%
  E*TRADE Financial Corp.(b)
                        60,500         1,262,030
                                     -----------
Semiconductors & Related Devices - 4.0%
  Integrated Device Technology,
    Inc.(b)
                        62,500           823,750
  Lam Research Corp.(b) 20,600           735,008
  MEMC Electronic Materials, Inc.(b)
                        35,000           775,950
  NVIDIA Corp.(b)(c)    21,000           767,760
  Varian Semiconductor
Equipment
    Associates, Inc.(b) 17,500           768,775

                                     -----------
                                       3,871,243
                                     -----------
Telecommunications -
6.1%
  Amdocs Ltd.(b)        23,000           632,500
  American Tower Corp.
- Class
    A(b)(c)             52,500         1,422,750
  Clearone               8,717            20,834
Communicatons, Inc.(b)
  Comverse Technology,  37,300           991,807
Inc.(b)
  Dobson Communications
Corp. -
    Class A(b)          94,500           708,750
  New Skies Satellites  25,000           544,250
Holdings Ltd.
  NII Holdings, Inc.(b) 22,400           978,432
  Otelco, Inc.          37,319           589,267

                                     -----------
                                       5,888,590
                                     -----------
Transportation - 1.3%
  Pacer International,  18,000           469,080
Inc.
  Trinity Industries,   16,600           731,562
Inc.

                                     -----------
                                       1,200,642
                                     -----------
Waste Management - 0.7%
  URS Corp.(b)          16,900           635,609
                                     -----------
TOTAL COMMON STOCKS
  (Cost $72,395,350)                  92,477,255
                                     -----------
WARRANTS - 0.0%
  Bioject Medical
Technologies, Inc.
    (issued 07/19/02,
expiring
    05/23/06, strike
price $.01)(f)(g)
  (Cost $0)             15,000               150
                                     -----------

                                               37

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    U.S. OPPORTUNITIES PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                               PAR/SHARES
                                  MATURITY       (000)          VALUE
                                 ----------   -----------   -------------
SHORT TERM INVESTMENTS - 26.7%
  Merrill Lynch, Master Notes
    4.35%(h)(i)                  01/03/06     $  656        $  655,720
  Galileo Money Market Fund                    3,655         3,654,744
  Institutional Money Market
    Trust(i)(j)                               21,297        21,296,630

                                                            ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $25,607,094)                                        25,607,094
                                                            ----------

TOTAL INVESTMENTS IN SECURITIES -  123.2%
  (Cost $98,002,444(a))                    118,084,499
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (23.2)%
  (Including $21,952,350 of
  payable upon return of securities
  loaned)                                  (22,242,962)
                                           -----------
NET ASSETS - 100.0%                        $95,841,537
                                           ===========

-------------------

 (a) Cost for Federal income tax purposes is $98,004,421. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                    $20,780,067
      Gross unrealized depreciation                                       (699,989)
                                                                       -----------
                                                                       $20,080,078
                                                                       ===========

 (b) Non-income producing security.
  (c) Total or partial securities on loan.
 (d) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31,
       2005, the Portfolio held 0.2% of its net assets, with a current market value of $159,600 in securities restricted as to resale.
 (e) Security is illiquid. As of December 31, 2005, the Portfolio held 0.2% of its net assets, with a current market value of $159,600 in these securities.
  (f) Security valued at fair value as determined in good faith by or under the direction of the Trustees.  As of December 31, 2005, these securities had a total market value of $159,750 which represents less than 0.2% of net assets.
 (g) As of December 31, 2005, the aggregate amount of shares called for by these warrants is 15,000.  These warrants will become exercisable on
       5/23/06.
 (h) Rates shown are the rates as of December 31, 2005.
  (i) Securities purchased with the cash proceeds from securities loaned.
  (j) Represents an investment in an affiliate.

38

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     INTERNATIONAL OPPORTUNITIES PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS - 95.0%
Australia - 1.4%
Metal & Mining - 1.4%
  Newcrest Mining Ltd.                      344,800            $6,119,495
  Zinifex Ltd.(b)                       1,419,000               7,116,981

                                                               ----------
                                                               13,236,476
                                                               ----------
Austria - 0.7%
Telecommunications - 0.7%
  Telekom Austria AG                      285,000               6,395,282
                                                               ----------
Belgium - 0.9%
Metal & Mining - 0.9%
  Umicore                                  69,816               8,246,964
                                                               ----------
Brazil - 0.9%
Steel - 0.2%
  Arcelor Brasil SA                       143,753               1,721,368
                                                               ----------
Telecommunications - 0.7%
  Tim Participacoes SA - ADR(c)           250,000               6,320,000
                                                               ----------
Total Brazil                                                    8,041,368
                                                               ----------
Canada - 3.0%
Metal & Mining - 2.3%
  First Quantum Minerals Ltd.             240,600               7,702,650
  Inco Ltd.                                94,900               4,122,715
  Inmet Mining Corp.(b)                   334,200               8,481,139
  Kinross Gold Corp.(b)                   140,000               1,293,475

                                                               ----------
                                                               21,599,979
                                                               ----------
Transportation - 0.7%
  Canadian Pacific Railway Ltd.           160,300               6,717,031
                                                               ----------
Total Canada                                                   28,317,010
                                                               ----------
Denmark - 0.8%
Food & Agriculture - 0.8%
  Danisco A/S                              94,900               7,273,162
                                                               ----------
Finland - 2.6%
Banks - 0.4%
  OKO Bank - Class A                      249,300               3,517,625
                                                               ----------
Machinery & Heavy Equipment - 1.2%
  Kone Oyj - New Class B
    Shares(b)                             142,100               5,639,398
  Metso Oyj                               190,200               5,219,955

                                                               ----------
                                                               10,859,353
                                                               ----------
Retail Merchandising - 0.7%
  Kesko Oyj - Class B                     250,500               7,106,797
                                                               ----------
Transportation - 0.3%
  Cargotec Corp. - B Share(b)              71,000               2,458,212
                                                               ----------
Total Finland                                                  23,941,987
                                                               ----------
France - 1.8%
Computer & Office Equipment - 0.8%
  Neopost SA                               69,800               6,994,978
                                                               ----------
Computer Software & Services - 0.4%
  Atos Origin SA(b)                        60,900               4,012,761
                                                               ----------
Services - Hotels & Motels - 0.6%
  Accor SA                                102,600               5,642,080
                                                               ----------
Total France                                                   16,649,819
                                                               ----------

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS (Continued)
Germany - 7.5%
Aerospace - 0.5%
  MTU Aero Engines Holding
    AG(b)                                 145,300              $4,505,456
                                                               ----------
Air Transportation - 1.0%
  Deutsche Lufthansa
                                          637,600               9,430,960
                                                               ----------
Chemicals - 0.5%
  SGL Carbon AG(b)
                                          257,400               4,249,294
                                                               ----------
Construction - 0.8%
  Bilfinger Berger AG                     157,200               7,508,958
                                                               ----------
Durable Goods - 0.4%
  Gerry Weber International AG            216,900               3,986,607
                                                               ----------
Electronics - 0.4%
  Techem AG(b)                             75,819               3,394,879
                                                               ----------
Energy & Utilities - 0.4%
  Solarworld AG                            24,200               3,241,207
                                                               ----------
Machinery & Heavy Equipment - 0.8%
  Rheinmetall AG                          124,000               7,785,350
                                                               ----------
Manufacturing - 2.2%
  Adidas-Salomon AG
                                           36,100               6,827,265
  MAN AG                                   82,700               4,410,111
  Norddeutsche Affinerie AG               268,600               6,915,436
  Solon AG Fuer Solartechnik(b)            75,800               2,326,937

                                                               ----------
                                                               20,479,749
                                                               ----------
Real Estate - 0.5%
  IVG Immobilien AG                       240,400               5,028,264
                                                               ----------
Total Germany
                                                               69,610,724
                                                               ----------
Greece - 0.5%
Banks - 0.5%
  Piraeus Bank SA
                                          228,100               4,874,575
                                                               ----------
Hong Kong - 1.2%
Real Estate - 1.2%
  New World Development Co.,
    Ltd.                                5,596,100               7,632,818
  Wheelock & Co. Ltd.                   2,216,000               3,605,204

                                                               ----------
                                                               11,238,022
                                                               ----------
India - 1.2%
Telecommunications - 1.2%
  Bharti Tele-Ventures Ltd.(b)          1,493,257              11,474,982
                                                               ----------
Italy - 2.2%
Computer Software & Services - 0.8%
  Fastweb SPA(b)                          161,900               7,398,002
                                                               ----------
Construction - 0.8%
  Buzzi Unicem SPA                        452,100               7,083,437
                                                               ----------
Oil & Gas - 0.6%
  Saipem SpA
                                          358,000               5,877,494
                                                               ----------
Total Italy                                                    20,358,933
                                                               ----------
Japan - 29.9%
Banks - 3.2%
  Bank of Kyoto Ltd.                      402,000               4,848,919
  The Bank of Yokohama Ltd.               655,500               5,365,444
  The Chiba Bank Ltd.                     505,000               4,238,237
  The Iyo Bank Ltd.                       620,600               6,748,294
  The Joyo Bank Ltd.
                                          890,200               5,301,727

                                               39

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
               INTERNATIONAL OPPORTUNITIES PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS (Continued)
Japan (Continued)
Banks (Continued)
  The Musashino Bank Ltd.                     55,800           $ 3,107,359

                                                               -----------
                                                                29,609,980
                                                               -----------
Electronics - 1.0%
  Daido Steel Co., Ltd.                     995,000              9,487,163
                                                               -----------
Finance - 4.3%
  K.K. DaVinci Advisors(b)                      950              7,141,413
  Mitsui Trust Holdings, Inc.               771,400              9,291,277
  Nissin Co., Ltd.                               20                     49
  Orix Corp.                                 33,700              8,577,650
  Pacific Management Corp.                    2,600              8,833,526
  Sanyo Shinpan Finance Co. Ltd.             92,100              6,582,403

                                                               -----------
                                                                40,426,318
                                                               -----------
Food & Agriculture - 1.6%
  Morinaga & Co., Ltd                   2,188,183                6,829,580
  The Nisshin Oillio Group Ltd.         1,192,000                8,204,761

                                                               -----------
                                                                15,034,341
                                                               -----------
Industrial - 0.6%
  Taiyo Nippon Sanso Corp.                872,400                5,835,989
                                                               -----------
Leasing - 0.6%
  Diamond Lease Co. Ltd.                  119,000                5,432,099
                                                               -----------
Machinery & Heavy Equipment - 3.8%
  Hitachi Construction Machinery
    Co. Ltd.                              413,900                9,673,507
  Juki Corp.                            1,162,200                5,615,262
  Komatsu Ltd.                            433,600                7,167,622
  Miura Co. Ltd                           180,200                4,401,331
  Nabtesco Corp.                          661,800                8,564,831

                                                               -----------
                                                                35,422,553
                                                               -----------
Manufacturing - 2.9%
  Asahi Diamond Industry Co. Ltd.         629,600                5,604,301
  Ibiden Co. Ltd.                         115,600                6,190,768
  Koyo Seiko Co. Ltd.                     538,700               10,039,044
  Shimadzu Corp.                          679,000                4,796,437

                                                               -----------
                                                                26,630,550
                                                               -----------
Medical Instruments & Supplies - 0.5%
  Nihon Kohden Corp.                      300,900                4,913,194
                                                               -----------
Motor Vehicles - 2.8%
  Futaba Industrial Co. Ltd.              216,400                5,181,871
  Keihin Corp.                            298,200                7,599,163
  SHOWA Corp.                             269,700                4,403,280
  Yamaha Motor Co. Ltd.                   330,200                8,630,299

                                                               -----------
                                                                25,814,613
                                                               -----------
Real Estate - 1.8%
  Japan General Estate Co. Ltd.           300,900                5,022,413
  Joint Corp.                             342,600               11,908,547

                                                               -----------
                                                                16,930,960
                                                               -----------
Residential Construction - 0.4%
  Mitsui Home Co. Ltd.                    462,000                3,547,751
                                                               -----------
Retail - Drug Stores & Proprietary - 1.1%
  Matsumotokiyoshi Co. Ltd.               159,100                5,047,356
  Tsuruha Holdings, Inc.(b)               105,900                4,866,901

                                                               -----------
                                                                 9,914,257
                                                               -----------

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS (Continued)
Japan (Continued)
Retail Merchandising - 2.5%
  Culture Convenience Club Co.
    Ltd.                                  190,600              $ 7,832,403
  FamilyMart Co. Ltd.
                                          150,400                5,082,336
  Takashimaya Co. Ltd.
                                          358,900                5,732,689
  Xebio Co. Ltd.                           96,100                5,026,880

                                                               -----------
                                                                23,674,308
                                                               -----------
Retail Stores - 0.6%
  Isetan Co. Ltd.                         280,900                5,983,948
                                                               -----------
Security Brokers & Dealers - 0.9%
  Ichiyoshi Securities Co. Ltd.           443,300                7,893,162
                                                               -----------
Tires & Rubber - 0.7%
  Zeon Corp.                              457,700                6,074,010
                                                               -----------
Transportation - 0.6%
  Keihin Electric Express Railway
    Co. Ltd.
                                          765,200                6,027,457
                                                               -----------
Total Japan                                                    278,652,653
                                                               -----------
Malaysia - 0.4%
Telecommunications - 0.4%
  Digi.com Berhad(b)
                                        1,791,800                3,697,854
                                                               -----------
Mexico - 0.9%
Metal & Mining - 0.9%
  Grupo Mexico SA - Series B            3,481,300                8,120,032
                                                               -----------
Netherlands - 0.4%
Business Services - 0.4%
  Ordina NV                               220,300                3,777,971
                                                               -----------
Norway - 5.4%
Banks - 0.6%
  Sparebanken Midt-Norge                  188,000                2,179,564
  Sparebanken Nord-Norge                   72,020                1,673,990
  Sparebanken Rogaland
                                           61,200                2,081,561

                                                               -----------
                                                                 5,935,115
                                                               -----------
Electronics - 0.6%
  Eltek ASA(b)                            333,000                5,507,558
                                                               -----------
Manufacturing - 0.6%
  Orkla ASA                               126,000                5,224,685
                                                               -----------
Oil & Gas - 3.6%
  Fred Olsen Energy ASA(b)
                                          219,000                7,871,937
  Prosafe ASA                             303,000               12,849,631
  Smedvig ASA - Class A                   433,100               12,617,440

                                                               -----------
                                                                33,339,008
                                                               -----------
Total Norway                                                    50,006,366
                                                               -----------
Portugal - 0.4%
Telecommunications - 0.4%
  PT Multimedia - Servicos de
    Telecomunicacoes e
    Multimedia, SGPS, SA
                                          373,000                4,255,816
                                                               -----------
Singapore - 1.3%
Oil & Gas - 0.5%
  Singapore Petroleum Co. Ltd.          1,771,500                5,065,299
                                                               -----------

40

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
               INTERNATIONAL OPPORTUNITIES PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS (Continued)
Singapore (Continued)
Real Estate - 0.8%
  Capitaland Ltd.                       3,394,000              $7,012,129
                                                               ----------
Total Singapore                                                12,077,428
                                                               ----------
South Africa - 0.6%
Retail Merchandising - 0.6%
  Edgars Consolidated Stores Ltd.         937,600               5,217,590
                                                               ----------
South Korea - 5.6%
Computer Software & Services - 0.7%
  NHN Corp.(b)                             23,500               6,188,752
                                                               ----------
Construction - 0.9%
  Hanjin Heavy Industries Co.
    Ltd.(b)                               377,700               8,661,405
                                                               ----------
Finance - 1.4%
  Daewoo Securities Co. Ltd.(b)           387,500               6,940,207
  Daishin Securities Co. Ltd.             282,100               6,190,823

                                                               ----------
                                                               13,131,030
                                                               ----------
Machinery & Heavy Equipment - 1.0%
  Doosan Infracore Co. Ltd.(b)            500,000               8,866,624
                                                               ----------
Retail Merchandising - 0.5%
  Hyundai Department Store Co.
    Ltd.(b)                                60,900               5,100,915
                                                               ----------
Security Brokers & Dealers - 1.1%
  Korea Investment Holdings Co.
    Ltd.                                  254,700              10,663,322
                                                               ----------
Total South Korea                                              52,612,048
                                                               ----------
Spain - 0.6%
Banks - 0.6%
  Banco Pastor SA                         114,900               5,516,322
                                                               ----------
Sweden - 4.7%
Construction - 0.7%
  Skanska AB                              417,700               6,365,722
                                                               ----------
Manufacturing - 1.3%
  SKF AB - B Shares                       278,000               3,900,887
  SSAB Svenskt Stal AB - Series
    A                                     216,340               7,882,175

                                                               ----------
                                                               11,783,062
                                                               ----------
Motor Vehicles - 0.4%
  Scania AB                                92,100               3,333,334
                                                               ----------
Oil & Gas - 0.2%
  PA Resources AB(b)                      490,500               2,384,529
                                                               ----------
Publishing & Printing - 0.7%
  Eniro AB                                488,100               6,152,389
                                                               ----------
Retail Merchandising - 0.8%
  Lindex AB(b)                            132,500               7,485,102
                                                               ----------
Sweden - 0.6%
  Assa Abloy AB - Class B                 375,200               5,907,313
                                                               ----------
Total Sweden                                                   43,411,451
                                                               ----------
Switzerland - 2.0%
Food Distribution - 0.8%
  Barry Callebaut AG(b)                    23,642               7,702,072
                                                               ----------
Industrial - 0.6%
  SGS Societe Generale de
    Surveillance Holding SA                 6,800               5,732,425
                                                               ----------

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS (Continued)
Switzerland (Continued)
Machinery & Heavy Equipment - 0.6%
  Sauer AG(b)                              81,600              $5,437,479
                                                               ----------
Total Switzerland                                              18,871,976
                                                               ----------
Taiwan - 1.2%
Computer & Office Equipment - 0.7%
  High Tech Computer Corp.                342,800               6,402,937
  Quanta Computer, Inc.(d)                      1                       1

                                                               ----------
                                                                6,402,938
                                                               ----------
Manufacturing - 0.5%
  Wistron Corp.(b)                      4,001,000               5,050,157
                                                               ----------
Total Taiwan                                                   11,453,095
                                                               ----------
Thailand - 0.9%
Banks - 0.5%
  Siam Commercial Bank Public
    Co. Ltd. (Foreign Shares)(e)
                                        4,029,800               5,156,965
                                                               ----------
Telecommunications - 0.4%
  Advanced Info Service Public
    Co. Ltd. (Foreign Shares)(e)        1,400,300               3,686,348
                                                               ----------
Total Thailand                                                  8,843,313
                                                               ----------
United Kingdom - 12.8%
Aerospace - 0.8%
  Meggitt PLC
                                        1,209,965               7,536,761
                                                               ----------
Business Services - 0.7%
  Aegis Group PLC                       3,207,100               6,731,692
                                                               ----------
Construction - 1.2%
  Carillion PLC                         1,001,900               5,272,058
  Taylor Woodrow PLC                      964,400               6,328,116

                                                               ----------
                                                               11,600,174
                                                               ----------
Electronics - 0.5%
  Ultra Electronics Holdings PLC          276,100               4,702,723
                                                               ----------
Energy & Utilities - 0.8%
  Viridian Group PLC
                                          509,930               7,842,042
                                                               ----------
Entertainment & Leisure - 1.7%
  IG Group Holdings PLC(b)              1,273,700               3,802,258
  Intercontinental Hotels Group
    PLC                                   341,322               4,919,203
  Millennium & Copthorne Hotels
    PLC                                   505,300               3,475,119
  Whitbread PLC                           219,914               3,587,501

                                                               ----------
                                                               15,784,081
                                                               ----------
Food & Agriculture - 0.4%
  Wolverhampton & Dudley
    Breweries PLC                         169,897               3,714,242
                                                               ----------
Insurance - 0.3%
  Homeserve PLC                           120,714               2,515,091
                                                               ----------
Manufacturing - 1.3%
  IMI PLC                                 575,400               4,975,553
  Rexam PLC                               796,400               6,954,241

                                                               ----------
                                                               11,929,794
                                                               ----------
Measuring & Controlling Devices - 1.0%
  Rotork PLC                              768,312               8,837,623
                                                               ----------
Metal & Mining - 1.0%
  Antofagasta PLC                         300,700               9,671,780
                                                               ----------

                                               41

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
               INTERNATIONAL OPPORTUNITIES PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                           NUMBER
                                         OF SHARES         VALUE
                                        -----------   --------------
COMMON STOCKS (Continued)
United Kingdom (Continued)
Miscellaneous Services - 0.6%
  Aggreko PLC                           1,166,600     $ 5,450,552
                                                      -----------
Oil & Gas - 1.1%
  Tullow Oil PLC                        2,177,100      10,126,950
                                                      -----------
Soaps & Cosmetics - 0.3%
  McBride PLC                           1,054,043       2,898,240
                                                      -----------
Transportation - 0.5%
  Arriva PLC                              439,400       4,404,073
                                                      -----------
Waste Management - 0.6%
  Kelda Group PLC                         435,100       5,793,673
                                                      -----------
Total United Kingdom                                  119,539,491
                                                      -----------
United States - 3.2%
Banks - 1.2%
  ICICI Bank Ltd. - ADR                   163,300       4,703,040
  Unibanco SA - ADR                       107,000       6,801,990

                                                      -----------
                                                       11,505,030
                                                      -----------
Broadcasting - 0.6%
  Central European Media
    Enterprises Ltd. - A Shares(b)         92,100       5,332,590
                                                      -----------
Metal & Mining - 0.9%
  Freeport-McMoRan Copper &
    Gold, Inc. - Class B(c)               154,000       8,285,200
                                                      -----------
Telecommunications - 0.5%
  NII Holdings, Inc.(b)                    98,400       4,298,112
                                                      -----------
Total United States                                    29,420,932
                                                      -----------
TOTAL COMMON STOCKS
  (Cost $686,615,744)                                 885,133,642
                                                      -----------
WARRANTS - 0.0%
  Playmates Holdings Ltd. (issued
    05/24/05, expiring 05/23/06,
    strike price $2.03)(f)
  (Cost $784)                           1,170,300           6,943
                                                      -----------

                                              PAR/SHARES
                                 MATURITY       (000)          VALUE
                                ----------   -----------   -------------
SHORT TERM INVESTMENTS - 3.9%
  Federal Home Loan Bank,
    Discount Notes
    3.25%(g)                    01/03/06     $26,200       26,191,813
  Galileo Money Market Fund                    5,710        5,710,369
  Institutional Money Market
    Trust(h)(i)                                4,600        4,600,170

                                                           ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $36,502,352)                                       36,502,352
                                                           ----------

TOTAL INVESTMENTS IN SECURITIES -  98.9%
  (Cost $723,118,880(a))                    921,642,937
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 1.1%                         10,232,013
                                            -----------
NET ASSETS - 100.0%                        $931,874,950
                                           ============

-------------------

 (a) Cost for Federal income tax purposes is $725,197,589. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                       $202,009,664
      Gross unrealized depreciation                                         (5,564,316)
                                                                          ------------
                                                                          $196,445,348
                                                                          ============

 (b) Non-income producing security.
  (c) Total or partial securities on loan.
 (d) Shares held at end of period are less than 1.
 (e) Security valued at fair value as determined in good faith by or under the direction of the Trustees.  As of December 31, 2005, the securities had a total market value of $8,843,313 which represents 1.0% of net assets.
  (f) As of December 31, 2005, the aggregate amount of shares called for by these warrants is 1,170,300.  These warrants were exercisable as of
       5/24/05.
 (g) The rate shown is the effective yield at the time of purchase.
 (h) Represents an investment in an affiliate.
  (i) Securities purchased with the cash proceeds from securities loaned.

42

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                           ASSET ALLOCATION PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS - 65.4%
Australia - 0.7%
Metal & Mining - 0.3%
  BHP Billiton Ltd.     151,154      $ 2,520,950
                                     -----------
Pharmaceuticals - 0.2%
  CSL Ltd.               35,750        1,113,854
                                     -----------
Retail Merchandising - 0.2%
  Woolworths Ltd.       140,514        1,735,732
                                     -----------
Total Australia                        5,370,536
                                     -----------
Belgium - 0.2%
Beverages & Bottling - 0.2%
  Inbev NV               34,970        1,522,307
                                     -----------
Canada - 1.3%
Metal & Mining - 0.3%
  Bema Gold Corp.(b)     50,000          145,500
  Fording Canadian Coal   1,607           55,554
Trust(c)
  Gateway Gold Corp.(b) 100,000           67,960
  Gold Reserve, Inc.(b) 100,000          290,000
  Minefinders Corp.      40,000          205,600
Ltd.(b)
  NovaGold Resources,    66,700          606,970
Inc.(b)
  Southwestern           47,300          549,721
Resources Corp.(b)
  Stratagold Corp.(b)   200,000          132,479
  Sunridge Gold          88,773          103,095
Corp.(b)
  Triex Minerals          6,600           12,264
Corp.(d)

                                     -----------
                                       2,169,143
                                     -----------
Motor Vehicles - 0.0%
  Westport Innovations,
Inc. (acquired
    12/17/03 through
9/15/04, cost
                         70,500           61,861
                                     -----------
$    75,001)(b)(e)(f)(g
Oil & Gas - 0.9%
  Accrete Energy,         4,960           42,455
Inc.(b)
  Alberta Clipper        20,126           66,657
Energy, Inc.(b)
  C1 Energy Ltd.(b)      85,733          143,816
  Canadian Superior      21,376           43,393
Energy, Inc.(b)
  Canex Energy, Inc.(b)   7,800           22,143
  Capitol Energy         10,195           43,939
Resources Ltd.(b)
  Chamaelo Exploration    2,340           15,399
Ltd.(b)
  Cinch Energy Corp.(b)  40,320          100,588
  Compton Petroleum      66,500          978,236
Corp.(b)
  Crew Energy, Inc.
(acquired
    5/12/04, cost         9,400          151,215
$36,232)(b)(e)(f)
  Daylight Energy Trust   6,255           66,888
  Delphi Energy          24,700          120,902
Corp.(b)
  Ember Resources,       12,136           80,913
Inc.(b)
  Endev Energy, Inc.(b) 231,700          446,478
  Esprit Energy Trust    36,375          421,186
  First Calgary          14,554          106,671
Petroleums Ltd.(b)
  Galleon Energy, Inc.   51,563        1,086,751
- Class A(b)
  Hawker Resources,       7,921           42,520
Inc.(b)
  HSE Integrated            561            1,424
Ltd.(b)
  Innova Exploration      3,200           16,847
Ltd.(d)
  KICK Energy Ltd.(b)     9,100           55,972
  Leader Energy          15,957           59,713
Services Ltd.(b)
  Midnight Oil           81,200          308,748
Exploration Ltd.(b)(d)
  Niko Resources Ltd.
(acquired
    6/20/03 through
11/10/03, cost
$    40,606)(e)(f)        2,000           95,006
  Oilexco, Inc.(b)       62,300          189,186
  Open Range Energy       1,976            8,073
Corp.(b)
  Pacific Rodera         37,300           48,131
Energy, Inc.(b)
  Paramount Resources
Ltd. -
    Class A(b)           15,600          414,676

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
Canada (Continued)
Oil & Gas (Continued)
  Petrolifera Petroleum   4,150      $    27,489
Ltd.(b)
  Point North Energy Ltd 13,755           19,050
  Prairie Schooner        3,824           77,301
Petroleum Ltd.(b)
  ProspEx Resources Ltd.(43,140          129,889
  Real Resources,         6,185          132,484
Inc.(b)
  Sequoia Oil & Gas Trust
                         11,220          195,642
  Tag Oil Ltd.(d)         4,000            1,908
  Technicoil Corp. (acquired
6/15/04,
    cost $24,418)(b)(e)(f33,500          112,392
  Tenergy Ltd.(b)        13,755           56,796
  Thunder Energy Trust   30,194          311,688
  Tropic Network, Inc.(d) 3,100           18,001
  True Energy Trust       6,718          120,198
  TUSK Energy Corp.(b)   12,417           54,049
  Vault Energy Trust      5,850           57,370
  Vero Energy, Inc.(b)    4,447           20,314
  West Energy Ltd.(b)       143              987
  White Fire Energy      11,220           26,060
Ltd.(b)
  Zenas Energy            8,722           38,714
Corp.(d)(h)

                                     -----------
                                       6,578,258
                                     -----------
Transportation - 0.1%
  Canadian Pacific Railway Ltd.
                         21,600          905,102
  Railpower Technologies Corp.(b)
                         17,600           97,807

                                     -----------
                                       1,002,909
                                     -----------
Total Canada                           9,812,171
                                     -----------
Finland - 0.2%
Finance - 0.2%
  Sampo Oyj              90,854        1,583,306
                                     -----------
France - 1.7%
Banks - 0.2%
  Credit Agricole SA     52,753        1,661,900
                                     -----------
Beverages & Bottling -
0.2%
  Lvmh Moet Hennessy     20,704        1,839,577
                                     -----------
Louis VI
Construction - 0.2%
  Autoroutes du Sud de   23,394        1,384,801
                                     -----------
la France
Entertainment & Leisure
- 0.2%
  Vivendi Universal SA   47,389        1,484,501
                                     -----------
Insurance - 0.3%
  Axa                    58,687        1,894,003
                                     -----------
Medical Instruments &
Supplies - 0.2%
  Essilor International  18,416        1,486,937
                                     -----------
SA
Oil & Gas - 0.2%
  Technip SA             28,123        1,691,369
                                     -----------
Telecommunications -
0.2%
  SES Global            100,795        1,757,886
                                     -----------
Total France                          13,200,974
                                     -----------
Germany - 0.9%
Chemicals - 0.2%
  Bayer AG               37,022        1,546,765
                                     -----------
Finance - 0.3%
  Hypo Real Estate       35,387        1,842,519
                                     -----------
Holding AG
Insurance - 0.3%
  Allianz AG             15,392        2,331,387
                                     -----------

                                               43

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
Germany (Continued)
Retail Merchandising - 0.1%
  Metro AG                17,628     $   851,483
                                     -----------
Total Germany                          6,572,154
                                     -----------
Greece - 0.2%
Telecommunications - 0.2%
  Hellenic
Telecommunications
    Organization SA(b)    63,526       1,353,745
                                     -----------
Hong Kong - 0.1%
Machinery & Heavy Equipment - 0.1%
  Techtronics           480,500        1,143,362
                                     -----------
Industries Co. Ltd.
Japan - 2.9%
Banks - 0.3%
  Mizuho Financial          328        2,603,197
                                     -----------
Group, Inc.
Chemicals - 0.1%
  Daicel Chemical       149,000        1,071,370
                                     -----------
Industries Ltd.
Conglomerates - 0.2%
  Mitsui & Co. Ltd.     132,000        1,695,680
                                     -----------
Construction - 0.3%
  Daiwa House Industry   74,000        1,157,044
Co. Ltd.
  Obayashi Corp.        138,000        1,016,848

                                     -----------
                                       2,173,892
                                     -----------
Electronics - 0.4%
  Denso Corp.            56,900        1,963,649
  Sony Corp.             32,500        1,328,274

                                     -----------
                                       3,291,923
                                     -----------
Energy & Utilities - 0.2%
  Tokyo Electric Power   44,300        1,076,182
                                     -----------
Co.
Machinery & Heavy Equipment - 0.4%
  Komatsu Ltd.          109,000        1,803,188
  Toyoda Machine Works   88,000        1,229,694
Ltd.

                                     -----------
                                       3,032,882
                                     -----------
Metal & Mining - 0.2%
  Marubeni Corp.        303,000        1,626,311
                                     -----------
Pharmaceuticals - 0.2%
  Astellas Pharma, Inc.  33,300        1,298,851
                                     -----------
Real Estate - 0.5%
  Tokyo Tatemono Co.    203,000        2,022,512
Ltd.
  Urban Corp.            19,200        2,074,092

                                     -----------
                                       4,096,604
                                     -----------
Textiles - 0.1%
  Mitsubishi Rayon Co.  104,000          687,837
                                     -----------
Ltd
Total Japan                           22,654,729
                                     -----------
Netherlands - 0.3%
Manufacturing - 0.2%
  STMicroelectronics     71,755        1,288,696
                                     -----------
N.V.
Transportation - 0.1%
  TNT N.V.               36,406        1,137,863
                                     -----------
Total Netherlands                      2,426,559
                                     -----------
Norway - 0.3%
Oil & Gas - 0.2%
  Statoil ASA            81,647        1,875,052
                                     -----------

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
Norway (Continued)
Transportation - 0.1%
  Stolt-Nielsen SA(b)    13,000      $   430,489
                                     -----------
Total Norway                           2,305,541
                                     -----------
Singapore - 0.1%
Conglomerates - 0.1%
  Keppel Corp. Ltd.     155,000        1,025,471
                                     -----------
South Africa - 0.3%
Banks - 0.2%
  ABSA Group Ltd.        66,364        1,059,307
                                     -----------
Telecommunications - 0.1%
  MTN Group Ltd.        104,900        1,030,349
                                     -----------
Total South Africa                     2,089,656
                                     -----------
Spain - 0.3%
Banks - 0.3%
  Banco Bilbao Vizcaya Argentaria
    SA                  112,673        2,011,565
                                     -----------
Sweden - 0.2%
Telecommunications - 0.2%
  Telefonaktiebolaget   422,940        1,453,365
                                     -----------
LM Ericsson
Switzerland - 0.9%
Food & Agriculture - 0.3%
  Nestle SA
                          8,178        2,445,839
                                     -----------
Pharmaceuticals - 0.6%
  Novartis AG            42,305        2,223,020
  Roche Holding AG       15,432        2,317,061

                                     -----------
                                       4,540,081
                                     -----------
Total Switzerland                      6,985,920
                                     -----------
Thailand - 0.1%
Banks - 0.1%
  Kasikornbank Public   572,400        1,046,435
                                     -----------
Co. Ltd.
United Kingdom - 2.1%
Air Transportation - 0.2%
  BAA PLC
                        153,511        1,655,995
                                     -----------
Business Services - 0.0%
  Amvescap PLC - SP      13,450          206,996
                                     -----------
ADR(c)
Energy & Utilities - 0.2%
  ITM Power PLC(b)        6,900           16,649
  Scottish Power PLC    177,413        1,658,964

                                     -----------
                                       1,675,613
                                     -----------
Finance - 0.0%
  Archipelago Holdings, Inc.(d)
                         78,900           38,484
                                     -----------
Insurance - 0.3%
  Prudential PLC        211,551        2,001,841
                                     -----------
Oil & Gas - 0.6%
  BG Group PLC          162,106        1,602,290
  BP PLC                215,470        2,294,718
  Expro International    22,880          224,379
Group PLC
  Tullow Oil PLC         97,735          454,011
  Venture Production     20,752          184,498
PLC(b)

                                     -----------
                                       4,759,896
                                     -----------
Pharmaceuticals - 0.6%
  AstraZeneca PLC        31,201        1,518,635

44

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
United Kingdom (Continued)
Pharmaceuticals (Continued)
  Glaxosmithkline PLC   110,807      $ 2,800,534

                                     -----------
                                       4,319,169
                                     -----------
Publishing & Printing - 0.2%
  Reed Elsevier PLC     148,638        1,396,286
                                     -----------
Total United Kingdom                  16,054,280
                                     -----------
United States - 52.6%
Advertising - 0.1%
  Getty Images, Inc.(b)   3,600          321,372
  R. H. Donnelley         5,425          334,288
Corp.(b)

                                     -----------
                                         655,660
                                     -----------
Aerospace - 0.7%
  AAR Corp.(b)           10,500          251,475
  Alliant Techsystems,    9,400          715,998
Inc.(b)
  Aviall, Inc.(b)        14,600          420,480
  General Dynamics       23,600        2,691,580
Corp.
  Lockheed Martin         4,900          311,787
Corp.(c)
  Orbital Sciences       10,000          128,400
Corp.(b)(c)
  Raytheon Co.           26,600        1,067,990

                                     -----------
                                       5,587,710
                                     -----------
Air Transportation - 0.1%
  Ryanair Holdings PLC   18,137        1,015,491
- ADR(b)
  SkyWest, Inc.           1,375           36,932

                                     -----------
                                       1,052,423
                                     -----------
Banks - 3.4%
  Bank of America       123,700        5,708,755
Corp.(c)
  Bank of Hawaii Corp.    1,000           51,540
  BB&T Corp.(c)          40,700        1,705,737
  Cathay General          7,000          251,580
Bancorp
  Central Pacific         8,150          292,748
Financial Corp.
  Citigroup, Inc.        61,800        2,999,154
  City National Corp.    10,520          762,069
  Colonial BancGroup,    23,100          550,242
Inc.
  Comerica, Inc.         35,625        2,022,075
  Cullen/Frost Bankers,   1,025           55,022
Inc.
  Gold Banc Corp., Inc.   8,550          155,781
  Hudson City Bancorp,   55,005          666,661
Inc.
  J.P. Morgan Chase &    30,800        1,222,452
Co., Inc.(c)
  Key Corp.(c)           45,500        1,498,315
  North Fork Bancorp,    21,565          590,018
Inc.
  Sovereign Bancorp,     27,160          587,199
Inc.
  SunTrust Banks,         8,800          640,288
Inc.(c)
  TD Banknorth, Inc.      1,500           43,575
  U.S. Bancorp           74,700        2,232,783
  Umpqua Holdings Corp.  10,000          285,300
  Wachovia Corp.(c)      65,000        3,435,900
  Wilmington Trust        1,400           54,474
Corp.
  Wintrust Financial      6,600          362,340
Corp.
  WSFS Financial Corp.    2,900          177,625
  Zions Bancorp             425           32,113

                                     -----------
                                      26,383,746
                                     -----------
Beverages & Bottling - 0.6%
  Coca-Cola              17,410          333,750
Enterprises, Inc.
  Constellation Brands,  10,800          283,284
Inc.(b)
  Pepsi Bottling Group,  34,000          972,740
Inc.
  PepsiAmericas, Inc.     1,500           34,890

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
United States (Continued)
Beverages & Bottling (Continued)
  PepsiCo, Inc.          48,300      $ 2,853,564

                                     -----------
                                       4,478,228
                                     -----------
Broadcasting - 0.4%
  Alliance Atlantis
Communications,
    Inc.(b)               8,400          241,500
  Belo Corp.
                         17,120          366,539
  CKX, Inc.(b)           35,100          456,300
  Lin TV Corp.(b)        27,745          309,080
  Outdoor Channel         1,900           25,650
Holdings, Inc.(b)
  Univision
Communications, Inc. -
    Class A(b)(c)        18,900          555,471
  XM Satellite Radio Holdings, Inc.(b)
                         32,550          887,964

                                     -----------
                                       2,842,504
                                     -----------
Business Services -
0.7%
  Advisory Board            400           19,068
Co.(b)(c)
  Akamai Technologies,   23,900          476,327
Inc.(b)
  Alliance Data Systems  12,425          442,330
Corp.(b)(c)
  The Brink's Co.        27,590        1,321,837
  ChoicePoint, Inc.(b)    9,900          440,649
  The Corporate
Executive Board
    Co.(c)                6,700          600,990
  CoStar Group, Inc.(b)(c)
                            400           17,268
  DiamondCluster International,
    Inc.(b)
                          4,500           35,730
  Digitas, Inc.(b)        3,900           48,828
  Forrester Research,     1,200           22,500
Inc.(b)
  FTI Consulting,         1,200           32,928
Inc.(b)(c)
  Gartner, Inc. - Class A(b)
                          3,300           42,570
  Global Payments, Inc.
                            600           27,966
  Healthcare Services Grou6,100 .        126,331
  Heartland Payment
Systems,
    Inc.(b)(c)              900           19,494
  HMS Holdings Corp.(b)  36,900          282,285
  Hudson Highland           500            8,680
Group, Inc.(b)
  National Financial      7,000          367,850
Partners Corp.
  Navigant Consulting,    7,100          156,058
Inc.(b)(c)
  Net 1 UEPS              1,100           31,735
Technologies, Inc.(b)
  W.W. Grainger, Inc.    10,151          721,736
  Watson Wyatt & Co.     10,600          295,740
Holdings

                                     -----------
                                       5,538,900
                                     -----------
Chemicals - 0.6%
  Agrium, Inc.(c)           800           17,592
  Air Products &          7,000          414,330
Chemicals, Inc.
  Ashland, Inc.(c)       14,590          844,761
  The Dow Chemical Co.   26,400        1,156,848
  Eastman Chemical Co.    6,900          355,971
  FMC Corp.(b)            9,725          517,078
  The Lubrizol Corp.     24,325        1,056,435
  Lyondell Chemical Co.  15,900          378,738
  OM Group, Inc.(b)       1,500           28,140

                                     -----------
                                       4,769,893
                                     -----------
Computer & Office
Equipment - 1.4%
  American Power
Conversion
    Corp.(c)             12,820          282,040
  Apple Computer,        16,200        1,164,618
Inc.(b)
  Avery Dennison Corp.(c)
                          5,865          324,159
  Cisco Systems, Inc.(b)(c)
                         53,600          917,632

                                               45

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
United States (Continued)
Computer & Office Equipment (Continued)
  Electronics for         15,750     $   419,108
Imaging, Inc.(b)(c)
  Hewlett-Packard Co.   122,000        3,492,860
  International
Business Machines
    Corp.                32,900        2,704,380
  NCR Corp.(b)(c)        20,880          708,667
  Phase Metrics,         50,574            1,011
Inc.(b)(d)
  Western Digital        22,700          422,447
Corp.(b)

                                     -----------
                                      10,436,922
                                     -----------
Computer Software & Services - 3.6%
  Activision,            12,792          175,762
Inc.(b)(c)
  Adobe Systems, Inc.    70,000        2,587,200
  Aladdin Knowledge      14,100          242,802
Systems(b)
  Anteon International      500           27,175
Corp.(b)(c)
  The BISYS Group,        1,100           15,411
Inc.(b)
  Borland Software       33,900          221,367
Corp.(b)
  CACI International,    15,200          872,176
Inc.(b)
  Cadence Design          2,800           47,376
Systems, Inc.(b)
  Ceridian Corp.(b)      42,450        1,054,882
  Checkfree Corp.(b)     14,400          660,960
  Cognizant Technology
Solutions
    Corp.(b)(c)          20,300        1,022,105
  Computer Sciences      12,200          617,808
Corp.(b)
  eBay, Inc.(b)(c)       13,400          579,550
  EMC Corp.(b)          116,000        1,579,920
  Emulex Corp.(b)        28,900          571,931
  Foundry Networks,      42,500          586,925
Inc.(b)
  Google, Inc. - Class    7,046        2,923,104
A(b)(c)
                         10,271          290,772
  IAC/InterActiveCorp(b
  IHS, Inc.(b)            1,300           26,676
  Ingram Micro, Inc. -   20,200          402,586
Class A(b)
  Interwoven, Inc.(b)     4,400           37,268
  McAfee, Inc.(b)         1,950           52,904
  Micromuse, Inc.(b)(c)  39,400          389,666
  Microsoft Corp.(c)    279,670        7,313,370
  NAVTEQ Corp.(b)(c)     12,000          526,440
  Progress Software       7,250          205,755
Corp.(b)
  Salesforce.com,        20,300          650,615
Inc.(b)
  Sandisk Corp.(b)        1,550           97,371
  SkillSoft PLC -        93,700          515,350
ADR(b)
  SonicWALL, Inc.(b)      9,400           74,448
  Sybase, Inc.(b)         1,300           28,418
  Tech Data Corp.(b)     13,600          539,648
  TIBCO Software,        14,200          106,074
Inc.(b)
  Transaction Systems
Architects,
    Inc.(b)                 500           14,395
  Unisys Corp.(b)        67,260          392,126
  VeriFone Holdings,     11,500          290,950
Inc.(b)
  Website Pros, Inc.(b)   2,000           17,420
  Yahoo! Inc.(b)         56,500        2,213,670

                                     -----------
                                      27,972,376
                                     -----------
Construction - 0.2%
  D.R. Horton, Inc.       1,125           40,196
  Dycom Industries,      30,430          669,460
Inc.(b)
  Lennar Corp.(c)           875           53,393
  Martin Marietta         4,700          360,584
Materials, Inc.
  Pulte Homes, Inc.      16,900          665,184

                                     -----------
                                       1,788,817
                                     -----------
Containers - 0.3%
  Owens-Illinois,        43,960          924,918
Inc.(b)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
United States (Continued)
Containers (Continued)
  Pactiv Corp.(b)(c)     28,430      $   625,460
  Smurfit-Stone          46,940          665,140
Container Corp.(b)(c)
  Tupperware Corp.        1,700           38,080

                                     -----------
                                       2,253,598
                                     -----------
Credit Institutions -
0.0%
  CSG Systems, Inc.(b)(c)
                          2,650           59,148
                                     -----------
Electronics - 0.8%
  Amphenol Corp.         14,200          628,492
  Arrow Electronics,      2,450           78,474
Inc.(b)
  Cogent, Inc.(b)(c)     13,900          315,252
  Intel Corp.           143,604        3,584,356
  Intersil Corp. -        2,300           57,224
Class A
  L-3 Communications     16,775        1,247,221
Holdings, Inc.

                                     -----------
                                       5,911,019
                                     -----------
Energy & Utilities -
1.7%
  Alliant Energy Corp.    2,000           56,080
  Atmos Energy Corp.      2,100           54,936
  CenterPoint Energy,    45,300          582,105
Inc.(c)
  CMS Energy             39,900          578,949
Corp.(b)(c)
  Constellation Energy   11,500          662,400
Group(c)
  El Paso Electric       10,100          212,504
Co.(b)
  Equitable Resources,   14,170          519,897
Inc.(c)
  FirstEnergy Corp.      24,000        1,175,760
  ITC Holdings Corp.      7,750          217,697
  KFX, Inc.(b)           11,500          196,765
  Longview Energy Co.
(acquired
    8/13/04, cost         3,200           59,200
$48,000)(d)(e)(f)(g)
  McDermott               9,600          428,256
International, Inc.(b)
  MDU Resources Group,    1,400           45,836
Inc.(c)
  NSTAR                   2,100           60,270
  PG&E Corp.(c)          49,800        1,848,576
  Pinnacle West Capital     975           40,316
Corp.
  PPL Corp.              97,600        2,869,440
  Public Service
Enterprise Group,
    Inc.                 11,680          758,850
  Questar Corp.          10,600          802,420
  Sempra Energy          38,370        1,720,511
  TXU Corp.               8,000          401,520

                                     -----------
                                      13,292,288
                                     -----------
Entertainment & Leisure
- 1.3%
  Boyd Gaming Corp.         800           38,128
  Comcast Corp.(b)(c)    39,700        1,030,612
  Expedia, Inc.(b)(i)         1               24
  Gaylord Entertainment   7,500          326,925
Co.(b)
  GTECH Holdings Corp.   24,225          768,901
  Hilton Hotels          25,950          625,654
Corp.(c)
  Kerzner International Ltd.(b)
                          1,500          103,125
  Marriott International, Inc. - Class
    A(c)
                          8,950          599,382
  Marvel Entertainment, I13,100          214,578
  Orient-Express Hotels
Ltd. - Class
    A                    22,800          718,656
  Pinnacle               11,800          291,578
Entertainment,
Inc.(b)(c)
  Sabre Holdings Corp.   14,100          339,951
  Scientific Games
Corp. - Class
    A(b)(c)                 800           21,824
  Starwood Hotels &
Resorts
    Worldwide, Inc.       9,550          609,863

46

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
United States (Continued)
Entertainment & Leisure (Continued)
  Time Warner, Inc.       98,500     $ 1,717,840
  Vail Resorts, Inc.(b)    1,600          52,848
  The Walt Disney Co.     93,300       2,236,401
  World Wrestling          2,400          35,232
Entertainment, Inc.

                                     -----------
                                       9,731,522
                                     -----------
Finance - 2.8%
  Affiliated Managers
Group,
    Inc.(b)(c)             9,250         742,313
  Ambac Financial          7,885         607,618
Group, Inc.
  American Express        62,290       3,205,443
Co.(c)
  Ameriprise Financial,    2,000          82,000
Inc.
  Astoria Financial        1,100          32,340
Corp.
  The Bear Stearns        13,800       1,594,314
Cos., Inc.
  Capital One Financial   12,535       1,083,024
Corp.(c)
  Chicago Mercantile
Exchange
    Holdings, Inc.(c)      2,400         881,976
  CIT Group, Inc.         36,030       1,865,633
  Countrywide Financial   30,900       1,056,471
Corp.(c)
  Fannie Mae              10,600         517,386
  Federated Investors,    16,400         607,456
Inc. - Class B
  Franklin Resources,     13,970       1,313,320
Inc.
  The Goldman Sachs        4,600         587,466
Group, Inc.(c)
  H&R Block, Inc.(c)      15,000         368,250
  Indymac Bancorp, Inc.    1,075          41,946
  Legg Mason, Inc.           425          50,868
  Mellon Financial         5,540         189,745
Corp.
  NGP Capital Resources    2,700          35,451
Co.
  Nuveen Investments -     8,600         366,532
Class A
  Protective Life Corp.      950          41,582
  SLM Corp.               28,700       1,581,083
  State Street Corp.(c)   21,300       1,180,872
  Sumitomo Mitsui
Financial Group,
    Inc.                     148       1,568,661
  T. Rowe Price Group,     5,800         417,774
Inc.
  Washington Mutual,      31,900       1,387,650
Inc.(c)
  Wright Express             700          15,400
Corp.(b)

                                     -----------
                                      21,422,574
                                     -----------
Food & Agriculture - 0.8%
  ARAMARK Corp. - Class   15,100         419,478
B
                          48,200       1,188,612
  Archer-Daniels-Midlan
Co.
  Corn Products            2,200          52,558
International, Inc.
  Dean Foods Co.(b)        7,515         283,015
  Del Monte Foods         50,850         530,365
Co.(b)
  Diamond Foods, Inc.     12,900         255,033
  Flowers Foods, Inc.      1,275          35,139
  General Mills,          22,600       1,114,632
Inc.(c)
  The J. M. Smucker Co.   10,400         457,600
  Lance, Inc.             15,400         286,902
  Monsanto Co.(c)         15,218       1,179,852

                                     -----------
                                       5,803,186
                                     -----------
Furniture - 0.0%
  Herman Miller, Inc.      1,200          33,828
                                     -----------
Insurance - 2.7%
  ACE Ltd.                 7,000         374,080
  Aetna, Inc.             11,000       1,037,410
  The Allstate Corp.      22,300       1,205,761
  American Financial       1,475          56,507
Group, Inc.
  American                35,700       2,435,811
International Group,
Inc.
  Aspen Insurance         20,100         475,767
Holdings Ltd.

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
United States (Continued)
Insurance (Continued)
  Axis Capital Holdings   33,090     $ 1,035,055
Ltd.
  CHUBB Corp.             13,700       1,337,805
  Endurance Specialty     44,560       1,597,476
Holdings Ltd.
  Everest Re Group Ltd.      425          42,649
  First American Corp.
                           1,625          73,613
  Genworth Financial, Inc.
                          30,900       1,068,522
  Hanover Insurance Group,20,715         865,266
  Hartford Financial
Services
    Group(c)              17,200       1,477,308
  Humana, Inc.(b)(c)       8,997         488,807
  Max Re Capital Ltd.     33,230         862,983
  MetLife, Inc.(c)         8,300         406,700
  Nationwide Financial     8,900         391,600
Services, Inc.
  Ohio Casualty Corp.      1,800          50,976
  Platinum Underwriters    9,200         285,844
Holdings Ltd.
  Prudential Financial,   10,100         739,219
Inc.
  Radian Group, Inc.       7,680         449,971
  Universal American
Financial
    Corp.(b)              17,000         256,360
  W.R. Berkley Corp.      31,900       1,519,078
  WellPoint, Inc.(b)      23,100       1,843,149
  XL Capital Ltd.          6,200         417,756

                                     -----------
                                      20,795,473
                                     -----------
Machinery & Heavy
Equipment - 0.1%
  Bucyrus                    500          26,350
International, Inc. -
Class A
  Kennametal, Inc.           850          43,384
  Lennox International,   21,000         592,200
Inc.(c)
  Terex Corp.(b)(c)          500          29,700

                                     -----------
                                         691,634
                                     -----------
Manufacturing - 3.8%
  Actuant Corp. - Class    4,600         256,680
A
  Applied Films            5,400         112,158
Corp.(b)
  Aptargroup, Inc.         4,950         258,390
  Black & Decker Corp.    10,425         906,558
  Brunswick Corp.
                           7,825         318,164
  Corning, Inc.(b)(c)
                          60,850       1,196,311
  Cummins, Inc.(c)         5,350         480,055
  Danaher Corp.(c)        26,050       1,453,069
  Fleetwood               17,900         221,065
Enterprises, Inc.(b)
  Fortune Brands, Inc.    16,900       1,318,538
  Gardner Denver,            800          39,440
Inc.(b)
  General Electric Co.  283,901        9,950,730
  Harsco Corp.              875           59,071
  Hexel Corp.(b)         19,750          356,488
  IDEX Corp.              9,700          398,767
  Ingersoll-Rand Co. -   16,600          670,142
Class A
  Jones Apparel Group,   20,540          630,989
Inc.
  K2, Inc.(b)             8,100           81,891
  Maidenform Brands, Inc.(b)
                         27,203          344,390
  Newell Rubbermaid, Inc.(c)
                         41,125          977,952
  Nike, Inc.             12,800        1,110,912
  Nucor Corp.(c)         19,600        1,307,712
  Paxar Corp.(b)          5,700          111,891
  Polo Ralph Lauren      18,550        1,041,397
Corp.
  Precision Castparts     1,300           67,353
Corp.
  The Sherwin-Williams   16,585          753,291
Co.
  Snap-On, Inc.          14,870          558,517
  The Stanley Works(c)   38,590        1,853,864
  Textron, Inc.          14,840        1,142,383
  Timken Co.              1,300           41,626

                                               47

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
United States (Continued)
Manufacturing (Continued)
  Tyco International      25,900     $   747,474
Ltd. - ADR
  V.F. Corp.                 625          34,588
  The Warnaco Group,      14,800         395,456
Inc.(b)

                                     -----------
                                      29,197,312
                                     -----------
Measuring & Controlling Devices -
0.1%
  Thermo Electron         13,570         408,864
                                     -----------
Corp.(b)
Medical & Medical Services - 2.0%
  Amgen, Inc.(b)(c)       31,502       2,484,248
  Caremark Rx, Inc.(b)    26,550       1,375,024
  Community Health        33,500       1,284,390
Systems, Inc.(b)
  Covance, Inc.(b)(c)        975          47,336
  Coventry Health Care,   33,395       1,902,179
Inc.(b)
  Digene Corp.(b)(c)       1,500          43,755
  Digirad Corp.(b)         2,100           8,442
  HCA, Inc.(c)            12,500         631,250
  Healthsouth             28,900         141,610
Rehabilitation Corp.(b)
  LifePoint Hospitals,     1,250          46,875
Inc.(b)(c)
  McKesson Corp.          12,800         660,352
  Medco Health            17,500         976,500
Solutions, Inc.(b)
  MedImmune, Inc.(b)       7,085         248,117
  Noven                    3,100          46,903
Pharmaceuticals,
Inc.(b)
  Omnicare, Inc.(c)        9,900         566,478
  Pediatrix Medical        5,400         478,278
Group, Inc.(b)
  Per-Se Technologies,    11,900         277,984
Inc.(b)
  Pharmaceutical
Product
    Development,             500          30,975
Inc.(b)
  Quest Diagnostics,      16,450         846,846
Inc.
  Symbion, Inc.(b)         9,200         211,600
  Triad Hospitals,         9,900         388,377
Inc.(b)
  UnitedHealth Group,     36,968       2,297,192
Inc.
  Universal Health        10,705         500,352
Services, Inc.(c)
  VCA Antech, Inc.(b)      2,600          73,320
  Vital Images, Inc.(b)    7,550         197,432

                                     -----------
                                      15,765,815
                                     -----------
Medical Instruments & Supplies -
1.8%
  Advanced Medical           800          33,440
Optics, Inc.(b)
  Bausch & Lomb, Inc.     12,200         828,380
  Beckman Coulter, Inc.      950          54,055
  Becton, Dickinson &     13,100         787,048
Co.
  Biosite, Inc.(b)           550          30,960
  Bruker BioSciences       2,400          11,664
Corp.(b)
  Charles River
Laboratories
    International,         5,700         241,509
Inc.(b)
  The Cooper Cos.,         7,000         359,100
Inc.(c)
  Cytyc Corp.(b)(c)       18,600         525,078
  DENTSPLY                   900          48,321
International, Inc.
  DJ Orthopedics,          3,500          96,530
Inc.(b)
  Edwards Lifesciences       925          38,489
Corp.(b)
  Fisher Scientific
International,
    Inc.(b)                7,800         482,508
  Hillenbrand             14,005         691,987
Industries, Inc.
  Hologic, Inc.(b)         6,300         238,896
  Immucor, Inc.(b)         8,100         189,216
  IntraLase Corp.(b)(c)    8,350         148,880
  Invitrogen Corp.(b)      9,900         659,736
  Johnson & Johnson(c)    55,290       3,322,929
  Kinetic Concepts,       10,200         405,552
Inc.(b)(c)
  Kyphon, Inc.(b)            700          28,581
  Martek Biosciences      16,350         402,374
Corp.(b)(c)
  MWI Veterinary           8,800         227,128
Supply, Inc.(b)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
United States (Continued)
Medical Instruments & Supplies (Continued)
  Polymedica Corp.         6,500     $   217,555
  St. Jude Medical,       39,350       1,975,370
Inc.(b)
  Stryker Corp.           12,900         573,147
  Symmetry Medical, Inc.(b)
                           4,600          89,194
  Syneron Medical Ltd.(b)
                           6,900         219,075
  Varian Medical Systems, 13,500         679,590
Inc.(b)(c)
  Wright Medical Group,    2,300          46,920
Inc.(b)

                                     -----------
                                      13,653,212
                                     -----------
Metal & Mining - 1.5%
  Alpha Natural            2,000          38,420
Resources, Inc.(b)
  Arch Coal, Inc.(c)      15,400       1,224,300
  CONSOL Energy, Inc.
(acquired
    6/11/03 through
8/30/05, cost
                          83,170       5,421,021
$    1,882,214)(c)(e)(f
  Foundation Coal          9,500         361,000
Holdings, Inc.
  Massey Energy Co.(c)    35,900       1,359,533
  MSC Industrial Direct   16,700         671,674
Co., Inc.
  Peabody Energy          18,800       1,549,496
Corp.(c)
  Phelps Dodge Corp.(c)    3,500         503,545
  United States Steel      4,000         192,280
Corp.(c)

                                     -----------
                                      11,321,269
                                     -----------
Motor Vehicles - 0.2%
  Harley-Davidson,        13,200         679,668
Inc.(c)
  PACCAR, Inc.(c)         11,200         775,376
  Tenneco Automotive,      9,400         184,334
Inc.(b)
  Wabash National Corp.    1,000          19,050

                                     -----------
                                       1,658,428
                                     -----------
Oil & Gas - 5.4%
  AGL Resources, Inc.     33,660       1,171,705
  Airgas, Inc.(c)         24,300         799,470
  Allis-Chalmers           2,600          32,370
Energy, Inc.(b)
  Amerada Hess Corp.(c)    8,300       1,052,606
  Atwood Oceanics, Inc.(b)
                             400          31,212
  Bois d'Arc Energy, Inc.(b)
                           2,400          38,064
  Burlington Resources, In11,400         982,680
  Cal Dive                 1,350          48,451
International, Inc.(b)
  CanArgo Energy        191,100          242,697
Corp.(b)
  Cano Petroleum,         2,643           20,351
Inc.(b)
  Chesapeake Energy       1,375           43,629
Corp.(c)
  ChevronTexaco Corp.    17,800        1,010,506
  Clayton Williams       20,823          869,152
Energy, Inc.(b)
  CNX Gas                 7,500          157,500
Corp.(b)(d)(g)(h)
  Comstock Resources,     5,700          173,907
Inc.(b)
  ConocoPhillips(c)      61,700        3,589,706
  Devon Energy Corp.     26,402        1,651,181
  Diamond Offshore        9,250          643,430
Drilling, Inc.(c)
  Double Eagle            9,300          189,720
Petroleum Co.(b)
  Energen Corp.           1,650           59,928
  Energy Partners         3,800           82,802
Ltd.(b)
  ENSCO International,   16,100          714,035
Inc.(c)
  EOG Resources,         40,360        2,961,213
Inc.(c)
  The Exploration        10,900           70,414
Co.(b)
  Exxon Mobil Corp.(c)  111,854        6,282,839
  GlobalSantaFe Corp.    26,700        1,285,605
  Goodrich Petroleum     10,300          259,045
Corp.(b)
  Grant Prideco,          8,450          372,814
Inc.(b)(c)
  Grey Wolf, Inc.(b)     38,900          300,697
  Halliburton Co.           800           49,568
  Helmerich & Payne,      1,075           66,553
Inc.

48

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
United States (Continued)
Oil & Gas (Continued)
  Hercules Offshore,        3,738    $   106,197
Inc.(b)
  KCS Energy, Inc.(b)       9,200        222,824
  Kerr-McGee Corp.        18,400       1,671,824
  Matador Resources Co.
(acquired
    10/14/03, cost           895          12,082
$8,950)(d)(e)(f)(g)
  Nabors Industries       18,000       1,363,500
Ltd.(b)
  National-Oilwell,        3,400         213,180
Inc.(b)
  Newfield Exploration    58,155       2,911,821
Co.(b)(c)
  Noble Corp.             11,200         790,048
  Noble Energy, Inc.       2,150          86,645
  Oceaneering                700          34,846
International, Inc.(b)
  Parallel Petroleum       7,000         119,070
Corp.(b)
  Patterson-UTI Energy,   47,200       1,555,240
Inc.(c)
  Petroquest Energy,       8,100          67,068
Inc.(b)
  Pioneer Drilling Co.
(acquired
    2/13/04 through
3/23/05, cost
$    74,615)(b)(e)(f)     10,900         195,437
  Plains Exploration &
Production
    Co.(b)                14,500         576,085
  Precision Drilling       7,800         257,400
Trust
  Pride International,    11,500         353,625
Inc.(b)(c)
  Remington Oil & Gas
Corp. - Class
    B(b)                     800          29,200
  Rowan Cos., Inc.        10,800         384,912
  Schlumberger Ltd.(c)     9,800         952,070
  Southwestern Energy      6,500         233,610
Co.(b)
  St. Mary Land &            900          33,129
Exploration Co.
  Stolt Offshore SA -
ADR (acquired
    8/10/05 through
8/16/05, cost
$    212,229)(b)(e)(f)    27,800         324,148
  Superior Energy          9,750         205,238
Serivces, Inc.(b)
  TETRA Technologies,      8,775         267,813
Inc.(b)
  Tidewater, Inc.          4,550         202,293
  Transocean, Inc.(b)     15,300       1,066,257
  Treasure Island       300,000          276,000
Royalty Trust(b)
  Unit Corp.(b)           1,050           57,782
  Valero Energy Corp.    24,200        1,248,720
  Weatherford             3,259          117,970
International Ltd.(b)

                                     -----------
                                      41,189,884
                                     -----------
Paper & Forest Products - 0.3%
  Bowater, Inc.          21,305          654,490
  Louisiana-Pacific      50,900        1,398,223
Corp.
  Temple Inland, Inc.     9,300          417,105

                                     -----------
                                       2,469,818
                                     -----------
Personal Services - 0.2%
  Corinthian Colleges,    1,400           16,492
Inc.(b)
  Educate, Inc.(b)       22,700          267,860
  Education Management    1,925           64,507
Corp.(b)
  Laureate Education,    17,100          897,921
Inc.(b)

                                     -----------
                                       1,246,780
                                     -----------
Pharmaceuticals - 2.4%
  Allergan, Inc.          5,167          557,829
  Amylin                 10,050          401,196
Pharmaceuticals,
Inc.(b)(c)
  Andrx Corp.(b)         19,510          321,330
  Barr Pharmaceuticals,     650           40,488
Inc.(b)
  Cephalon, Inc.(b)(c)    9,575          619,886
  Endo Pharmaceuticals
Holdings,
    Inc.(b)              18,400          556,784
  Genentech, Inc.(b)      7,850          726,125
  Genzyme Corp.(b)       14,750        1,044,005

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
United States (Continued)
Pharmaceuticals (Continued)
  Hospira, Inc.(b)       10,900      $   466,302
  ImClone Systems,        1,100           37,664
Inc.(b)
  Kos Pharmaceuticals,      850           43,970
Inc.(b)
  Merck & Co., Inc.(c)   68,200        2,169,442
  Novartis AG - ADR      25,730        1,350,310
  Par Pharmaceutical      5,900          184,906
Cos., Inc.(b)(c)
  Pfizer, Inc.          202,700        4,726,964
  Sanofi-Aventis - ADR   18,000          790,200
  Shire Pharmaceuticals
Group PLC -
    ADR                  21,600          837,864
  Taro Pharmaceutical
Industries
    Ltd.(b)               6,400           89,408
  Teva Pharmaceutical
Industries Ltd.
    - ADR(c)             14,150          608,592
  Valeant
Pharmaceuticals
Interna-
    tional(c)             5,750          103,960
  Vertex                  2,000           55,340
Pharmaceuticals,
Inc.(b)(c)
  Watson                 10,180          330,952
Pharmaceuticals,
Inc.(b)(c)
  Wyeth                  51,700        2,381,819

                                     -----------
                                      18,445,336
                                     -----------
Publishing & Printing -
0.5%
  Banta Corp.             6,500          323,700
  Dow Jones & Co.,       13,995          496,682
Inc.(c)
  The McGraw-Hill Cos.,  32,000        1,652,160
Inc.(c)
  Playboy Enterprises,
Inc. - Class
    B(b)                  2,300           31,947
  R.R. Donnelley & Sons  19,420          664,358
Corp.
  Scholastic Corp.(b)     1,525           43,478
  Tribune Co.(c)         12,080          365,541

                                     -----------
                                       3,577,866
                                     -----------
Railroad & Shipping -
0.3%
  Burlington Northern    28,300        2,004,206
Santa Fe Corp.
  CSX Corp.               6,765          343,459

                                     -----------
                                       2,347,665
                                     -----------
Real Estate - 0.8%
  Boston Properties, Inc  9,940          736,852
  Cendant Corp.          74,310        1,281,847
  Centex Corp.            4,000          285,960
  Eagle Hospitality
Properties Trust,
    Inc.                 28,400          216,692
  General Growth Properties, Inc.
                         15,100          709,549
  Highwoods Property
                          1,000           28,450
  Hospitality Properties T1,100           44,110
  HRPT Properties Trust  40,600          420,210
  LaSalle Hotel           9,300          341,496
Properties
  The Macerich Co.          875           58,748
  The Mills Corp.(c)      6,000          251,640
  New Plan Excel Realty Trust
                          1,550           35,929
  Reckson Associates Realty Corp.(c)
                         16,665          599,607
  Simon Property Group, I18,700        1,432,981
  Trustreet Properties,   6,900          100,878
Inc.

                                     -----------
                                       6,544,949
                                     -----------
Restaurants - 0.4%
  Darden Restaurants,     1,800           69,984
Inc.(c)
  Jack in the Box,        1,150           40,169
Inc.(b)
  McDonald's Corp.(c)    45,700        1,541,004
  Outback Steakhouse,     6,690          278,371
Inc.(c)
  RARE Hospitality
International,
    Inc.(b)               4,300          130,677

                                               49

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
United States (Continued)
Restaurants (Continued)
  Ruby Tuesday, Inc.      22,900     $   592,881
  Ruth's Chris Steak       1,800          32,580
House, Inc.(b)
  Texas Roadhouse,         2,100          32,655
Inc.(b)(c)

                                     -----------
                                       2,718,321
                                     -----------
Retail Merchandising - 2.7%
  99 Cents Only              600           6,276
Stores(b)
  Advance Auto Parts,      1,050          45,633
Inc.(b)
  AutoNation,             46,850       1,018,050
Inc.(b)(c)
  Barnes & Noble,         21,975         937,673
Inc.(c)
  Bed, Bath & Beyond,      7,800         281,970
Inc.(b)
  Central Garden & Pet       700          32,158
Co.(b)
  Chico's FAS,            24,550       1,078,482
Inc.(b)(c)
  The Children's Place
Retail Stores,
    Inc.(b)(c)             5,300         261,926
  Claire's Stores, Inc.    2,300          67,206
  Coach, Inc.(b)          16,270         542,442
  Coldwater Creek,           700          21,371
Inc.(b)(c)
  CVS Corp.               34,600         914,132
  Dick's Sporting          6,238         207,351
Goods, Inc.(b)(c)
  DSW, Inc. - Class        5,800         152,076
A(b)
  Federated Department    26,325       1,746,137
Stores, Inc.
  Handleman Co.           22,300         276,966
  The Home Depot,         29,500       1,194,160
Inc.(c)
  Hot Topic, Inc.(b)       6,650          94,762
  J. Jill Group,           1,100          20,933
Inc.(b)
  J.C. Penney Co., Inc.   13,900         772,840
  Jarden Corp.(b)(c)       6,100         183,915
  Jos. A. Bank               700          30,387
Clothiers, Inc.(b)
  Kohl's Corp.(b)         24,200       1,176,120
  The Kroger Co.(b)(c)    66,130       1,248,534
  Longs Drug Stores        1,300          47,307
Corp.(c)
  New York & Co.,         12,900         273,480
Inc.(b)
  Nordstrom, Inc.         22,300         834,020
  Office Depot, Inc.(b)   14,965         469,901
  Officemax, Inc.         25,020         634,507
  Pacific Sunwear of
California,
    Inc.(b)                1,100          27,412
  Payless ShoeSource,      3,250          81,575
Inc.(b)
  Pier 1 Imports, Inc.    33,800         295,074
  Saks, Inc.(b)           22,810         384,577
  The Sports Authority,    3,300         102,729
Inc.(b)(c)
  Staples, Inc.           50,050       1,136,636
  Target Corp.            18,500       1,016,945
  TJX Cos., Inc.(c)       46,290       1,075,317
  Tractor Supply Co.(b)    2,100         111,174
  Walgreen Co.(c)         16,450         728,077
  Wal-Mart Stores,         8,600         402,480
Inc.(c)
  Whole Foods Market,        500          38,695
Inc.
  Williams-Sonoma,        20,300         875,945
Inc.(b)(c)

                                     -----------
                                      20,847,351
                                     -----------
Security Brokers & Dealers - 3.4%
  E*TRADE Financial       35,950         749,917
Corp.(b)
  iShares Russell 2000
Growth Index
    Fund                107,900        7,511,998
  iShares Russell 2000
Value Index
    Fund                    363           23,929
  iShares Russell
Midcap Growth
    Index Fund          168,500       15,845,740
  Lehman Brothers        18,500        2,371,145
Holdings, Inc.

                                     -----------
                                      26,502,729
                                     -----------

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
United States (Continued)
Semiconductors & Related Devices -
0.9%
  Analog Devices,        14,200      $   509,354
Inc.(c)
  Broadcom Corp. -       11,150          525,723
Class A(b)
  Cypress Semiconductor  21,605          307,871
Corp.(b)(c)
  Freescale Semiconductor, Inc. -
    Class A(b)
                         48,550        1,222,974
  Freescale Semiconductor, Inc. -
    Class B(b)
                         39,800        1,001,766
  Integrated Device Technology,
    Inc.(b)              23,110          304,590
  Lam Research Corp.(b)  16,150          576,232
  Linear Technology      12,100          436,447
Corp.
  Marvell Technology      6,600          370,194
Group Ltd.(b)
  Microsemi Corp.(b)      1,300           35,958
  O2Micro International  21,800          221,924
Ltd. - ADR(b)
  Rudolph Technologies,  20,600          265,328
Inc.(b)
  Taiwan Semiconductor
    Manufacturing Co.    89,000          881,990
Ltd.
  Texas Instruments,     16,200          519,534
Inc.(c)

                                     -----------
                                       7,179,885
                                     -----------
Soaps & Cosmetics -
0.5%
  The Procter & Gamble   69,980        4,050,442
                                     -----------
Co.(c)
Telecommunications -
2.2%
  ADTRAN, Inc.           20,500          609,670
  ALLTEL Corp.(c)         6,500          410,150
  Amdocs Ltd.(b)         36,570        1,005,675
  American Tower Corp.
- Class
    A(b)(c)              53,200        1,441,720
  Anixter                   900           35,208
International,
Inc.(b)(c)
  AT&T, Inc.            113,100        2,769,819
  Avid Technology,       17,200          941,872
Inc.(b)(c)
  CenturyTel, Inc.          925           30,673
  Comverse Technology,   15,600          414,804
Inc.(b)
  Harman International
Industries,
    Inc.                  6,350          621,347
  Harris Corp.           16,950          729,020
  Motorola, Inc.(c)      82,200        1,856,898
  Nextel Partners, Inc.  24,600          687,324
- Class A(b)
  Polycom, Inc.(b)       31,000          474,300
  Qualcomm, Inc.          8,050          346,794
  Sprint Nextel          62,683        1,464,275
Corp.(c)
  Syniverse Holdings,    13,500          282,150
Inc.(b)
  Ubiquitel, Inc.(b)     28,900          285,821
  Verizon                72,944        2,197,073
Communications, Inc.(c)
  West Corp.(b)           1,400           59,010
  WinderThan Co. Ltd. -   1,200           18,180
ADR(b)

                                     -----------
                                      16,681,783
                                     -----------
Tires & Rubber - 0.0%
  Cooper Tire & Rubber   13,800          211,416
                                     -----------
Co.(c)
Tobacco - 0.4%
  Altria Group, Inc.     37,400        2,794,528
  Loews Corp. -           6,750          296,933
Carolina Group

                                     -----------
                                       3,091,461
                                     -----------
Transportation - 0.4%
  American Commercial Lin12,830          388,621
Inc.(b)
  C.H. Robinson           1,750           64,803
Worldwide, Inc.
  CNF, Inc.(c)           14,800          827,172
  Hornbeck Offshore       2,900           94,830
Services, Inc.(b)
  Landstar System, Inc.  11,400          475,836
  OMI Corp.              17,500          317,625

50

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES       VALUE
                        ----------- --------------
COMMON STOCKS (Continued)
United States (Continued)
Transportation (Continued)
  Ryder Systems, Inc.      15,175    $    622,478
  SCS Transportation,      10,500         223,125
Inc.(b)
  Stealthgas, Inc.(b)         700           8,820
  Yellow Roadway Corp.        800          35,688

                                     ------------
                                        3,058,998
                                     ------------
Waste Management - 0.1%
  Republic Services,        1,375          51,631
Inc.
  Stericycle, Inc.(b)       7,000         412,160

                                     ------------
                                          463,791
                                     ------------
Total United States                   404,134,824
                                     ------------
TOTAL COMMON STOCKS
  (Cost $407,456,358)                 502,746,900
                                     ------------
WARRANTS - 0.0%
  Point North Energy
Ltd. (issued
    07/24/03, expiring
07/23/08,
    strike price 5.00      13,755          16,092
CAD)(d)(j)
  Triex Minerals Corp.
(issued
    12/23/05, expiring
12/23/06,
    strike price 3.00       3,300               3
CAD)(d)(g)(h)
  Westport Innovations,
Inc. (issued
    9/29/04, expiring
3/29/06, strike
    price 2.10 CAD)(k)      3,650             126

                                     ------------
TOTAL WARRANTS
  (Cost $0)                                16,221
                                     ------------

                                                                       PAR
                                                 MATURITY             (000)                VALUE
                                              --------------   ------------------   -------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.2%
  Federal Home Loan Bank,
    Unsecured Bonds
     2.25%                                       01/09/07           $ 3,250         $3,169,390
  Federal Home Loan Mortgage
    Corp., Unsecured Notes
     3.25%                                       11/02/07             4,350          4,222,162
     4.62%                                       05/28/13               150            144,777
  Federal National Mortgage
    Association, Unsecured Notes
     3.02%                                       06/01/06             4,750          4,719,477
     1.75%                                       06/16/06                90             88,859
     4.00%                                       10/16/06             2,450          2,436,108
     2.35%                                       04/05/07               440            427,134
     5.00%                                       08/02/12               325            320,856
  Resolution Funding Corp. Strip
    Bonds
     6.29%                                       07/15/18               150             82,935
     6.30%                                       10/15/18               150             81,892
  Small Business Investment Cos.
    Pass-Through, Series
    97-P10C, Class 1
     6.85%                                       08/01/07               218            223,811
  U.S. Treasury Bonds
    10.38%                                       11/15/12               295            326,021
     8.50%                                       02/15/20             1,020          1,430,868
     5.38%                                       02/15/31               415            466,162
  U.S. Treasury Inflation Protected
    Notes
     0.88%                                       04/15/10             2,060          2,058,675

                                                                       PAR
                                                 MATURITY             (000)                VALUE
                                              --------------   ------------------   -------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS (Continued)
  U.S. Treasury Notes
     4.12%                                       08/15/08           $   250         $  248,623
     4.50%                                       11/15/15             4,260          4,294,945

                                                                                    ----------
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $24,802,277)                                                                24,742,695
                                                                                    ----------
MORTGAGE PASS-THROUGHS - 13.7%
  Federal Home Loan Mortgage
    Corp.
     5.00%                                    08/20-09/20             1,655          1,640,261
  Federal Home Loan Mortgage
    Corp. Gold
     8.00%                                    08/08-08/27                37             38,865
     8.50%(l)                                    07/01/09                 0                  7
     4.00%                                    05/10-05/19               215            207,289
     6.00%                                    04/13-06/16               181            184,875
     4.50%                                    05/19-08/20             1,802          1,756,834
     5.00%                                    09/19-09/35            15,076         14,889,523
     9.50%                                       12/01/22               371            406,008
     7.50%(l)                                    09/01/27                 0                441
     6.50%                                    01/29-08/32               120            123,326
     5.50%                                    07/33-08/33             1,058          1,051,593
  Federal Home Loan Mortgage
    Corp. Gold TBA
     4.50%                                       01/18/21             1,300          1,264,656
     5.00%                                       01/14/34             5,700          5,516,528
     5.50%                                       01/12/36             1,400          1,386,875
  Federal National Mortgage
    Association
     8.00%                                    04/08-02/33               288            306,218
     7.00%                                    08/08-10/32               531            552,825
     8.50%                                       02/01/09                18             18,317
     6.50%                                    01/11-07/32               996          1,024,440
     6.00%                                    09/11-02/34             1,998          2,023,305
     5.50%                                    04/17-10/35            14,647         14,550,234
     5.00%                                    01/18-07/35            13,341         13,067,864
     4.50%                                    10/18-10/35             2,234          2,141,771
     7.50%                                    07/29-01/31               704            738,809
     4.64%                                       11/01/35             2,880          2,846,011
  Federal National Mortgage
    Association TBA
     5.00%                                    01/19-12/35             7,500          7,331,072
     4.50%                                    01/21-01/36            14,900         14,426,149
     5.50%                                    01/21-01/34            11,600         11,643,380
     6.00%                                       01/14/34               100            100,906
  Government National Mortgage
    Association
     6.50%                                    02/09-11/28               539            561,682
     7.50%                                    11/10-12/29                64             66,659
     6.00%                                    10/23-02/34             2,028          2,076,283
     7.00%                                    01/25-05/32               281            294,929
     5.50%                                    04/33-12/34               921            928,349
     5.00%                                       10/20/33             1,496          1,472,025
  Government National Mortgage
    Association 1 Year CMT
     3.75%(m)                                    05/20/34               236            231,320

                                               51

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                                    PAR
                                                MATURITY           (000)                VALUE
                                               ----------   ------------------   -------------------
MORTGAGE PASS-THROUGHS (Continued)
  Government National Mortgage
    Association TBA
    6.00%                                      01/23/36           $  100         $   102,312

                                                                                 -----------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $104,857,134)                                                            104,971,941
                                                                                 -----------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 0.0%
  Structured Asset Securities
    Corp., Series 96-CFL, Class
    X1 (IO)
    2.03%(n)
  (Cost $112,466)                              02/25/28              919              77,968
                                                                                 -----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.4%
  Banc of America Alternative
    Loan Trust, Series 04-6, Class
    4A1
    5.00%                                      07/25/19               79              76,130
  Countrywide Home Loans,
    Series 03-27, Class M
    3.95%(m)                                   06/25/33              754             729,646
  Countrywide Home Loans,
    Series 03-58, Class B1
    4.52%(m)                                   02/19/34              245             236,962
  Fannie Mae Grantor Trust,
    Series 03-T1, Class R (IO)
    0.00%(n)                                   11/25/12            6,703             206,753
  Federal Home Loan Mortgage
    Corp., Series 2529, Class MB
    5.00%                                      11/15/17              100              98,760
  Federal Home Loan Mortgage
    Corp., Series 2574, Class HP
    5.00%                                      02/15/18            1,420           1,387,524
  Federal Home Loan Mortgage
    Corp., Series 2668, Class AD
    4.00%                                      01/15/15              224             220,088
  Federal Home Loan Mortgage
    Corp., Series 2707, Class PW
    4.00%                                      07/15/14              400             395,038
  Federal Home Loan Mortgage
    Corp., Series 2730, Class PA
    3.75%                                      03/15/11              391             388,832
  Federal Home Loan Mortgage
    Corp., Series 2748, Class LJ
    4.00%                                      03/15/10              133             132,164
  Federal Home Loan Mortgage
    Corp., Series 2864, Class NA
    5.50%                                      01/15/31              185             186,444
  Federal Home Loan Mortgage
    Corp., Series 2973, Class EB
    5.50%                                      04/15/35            1,150           1,161,201
  Federal Home Loan Mortgage
    Corp., Series 2990, Class WF
    4.77%(m)                                   02/15/35            1,382           1,381,838
  Federal Home Loan Mortgage
    Corp., Series 2996, Class MK
    5.50%                                      06/15/35              926             934,479
  Federal National Mortgage
    Association, Series 03-16,
    Class BC
    5.00%                                      03/25/18               50              49,238
  Federal National Mortgage
    Association, Series 03-84,
    Class GA
    4.50%                                      04/25/09              442             441,083

                                                                    PAR
                                                MATURITY           (000)                VALUE
                                               ----------   ------------------   -------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Federal National Mortgage
    Association, Series 04-31,
    Class PK
    3.50%                                      06/25/10           $  492         $   487,625
  Federal National Mortgage
    Association, Series 04-88,
    Class HA
    6.50%                                      07/25/34               87              89,270
  Federal National Mortgage
    Association, Series 04-99,
    Class AO
    5.50%                                      01/25/34              148             148,618
  Federal National Mortgage
    Association, Series 05-3,
    Class AP
    5.50%                                      02/25/35              130             131,182
  Federal National Mortgage
    Association, Series 05-48,
    Class AR
    5.50%                                      02/25/35            2,137           2,156,722
  Federal National Mortgage
    Association, Series 05-51,
    Class TA
    5.50%                                      05/01/35            2,229           2,234,501
  Federal National Mortgage
    Association, Series 05-57,
    Class PA
    5.50%                                      05/25/27              747             752,342
  Federal National Mortgage
    Association, Series 05-80,
    Class PB
    5.50%                                      04/25/30            1,382           1,392,624
  Harborview Mortgage Loan
    Trust, Series 05-10, Class
    2A1A
    4.68%(m)                                   11/19/35            1,530           1,531,183
  Impac CMB Trust, Series 02-4F,
    Class M1
    6.08%(m)                                   11/25/32               25              24,978
  Impac CMB Trust, Series 02-8,
    Class A
    5.29%(m)                                   03/25/33               26              26,089
  Impac CMB Trust, Series 03-5,
    Class M1
    5.47%(m)                                   08/25/33               58              58,404
  Impac CMB Trust, Series 03-7,
    Class M
    6.03%(m)                                   08/25/33               30              30,199
  Impac CMB Trust, Series 04-1,
    Class M4
    5.58%(m)                                   03/25/34              110             110,216
  Impac CMB Trust, Series 04-5,
    Class 1A1
    4.74%(m)                                   10/25/34              272             272,216
  Impac CMB Trust, Series 04-7,
    Class 1A1
    4.75%(m)                                   11/25/34              643             644,256
  Impac CMB Trust, Series 04-7,
    Class M4
    5.58%(m)                                   11/25/34              304             304,472
  Indymac Index Mortgage Loan
    Trust, Series 05-AR18, Class
    2A1B
    4.97%(m)                                   10/25/35            2,078           2,095,943

52

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                                    PAR
                                                MATURITY           (000)                VALUE
                                               ----------   ------------------   -------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Master Alternative Loans Trust,
    Series 04-4, Class 1A1
     5.50%                                     05/25/34           $  149         $  146,882
  Salomon Brothers Mortgage
    Securities VI, Series 87-1 (IO)
    11.00%(n)                                  02/17/17               52             12,599
  Salomon Brothers Mortgage
    Securities VI, Series 87-1
    (PO)
    11.50%(o)                                  02/17/17               59             54,131
  Salomon Brothers Mortgage
    Securities VI, Series 87-2 (IO)
    11.00%(n)                                  03/06/17               39             10,025
  Salomon Brothers Mortgage
    Securities VI, Series 87-2
    (PO)
    11.50%(o)                                  03/06/17               39             35,477
  Structured Asset Securities
    Corp., Series 01-21A, Class
    B2
     6.52%(m)                                  01/25/32               36             35,849
  Structured Asset Securities
    Corp., Series 03-2A, Class
    B2II
     5.39%(m)                                  02/25/33              203            200,476
  Washington Mutual Mortgage
    Loan Trust, Series 03-AR8,
    Class B1
     4.20%(m)                                  08/25/33              397            388,022
  Washington Mutual Mortgage
    Securities Corp., Series
    03-AR3, Class A5
     3.93%(m)                                  04/25/33              276            270,049
  Washington Mutual Mortgage
    Securities Corp., Series
    03-AR3, Class B2
     4.73%(m)                                  04/25/33              204            200,422
  Washington Mutual Mortgage
    Securities Corp., Series
    03-AR4, Class A6
     3.42%(m)                                  05/25/33              820            799,768
  Washington Mutual Mortgage
    Securities Corp., Series
    03-AR5, Class A6
     3.70%(m)                                  06/25/33              850            820,091
  Washington Mutual Mortgage
    Securities Corp., Series
    03-AR5, Class B2
     4.51%(m)                                  06/25/33              427            421,845
  Washington Mutual Mortgage
    Securities Corp., Series
    04-AR1, Class B1
     4.51%(m)                                  03/25/34            1,245          1,197,890
  Washington Mutual Mortgage
    Securities Corp., Series
    04-AR3, Class B1
     4.18%(m)                                  06/25/34              224            216,617
  Wells Fargo Mortgage Backed
    Securities, Series 04-K, Class
    1A2
     4.48%(m)                                  07/25/34              467            453,352

                                                                                 ----------
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $26,284,776)                                                             25,780,515
                                                                                 ----------

                                                                    PAR
                                                MATURITY           (000)                VALUE
                                               ----------   ------------------   -------------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 5.1%
  Banc of America Commercial
    Mortgage, Inc., Series
    02-PB2, Class A4
     6.19%                                     06/11/35           $1,490         $1,567,993
  Bank of America-First Union
    Commercial Mortgage, Series
    01-3, Class A2
     5.46%                                     04/11/37            1,375          1,398,522
  Bear Stearns Commercial
    Mortgage Securities, Inc.,
    Series 99-WF2, Class A2
     7.08%                                     07/15/31              250            264,564
  Bear Stearns Commercial
    Mortgage Securities, Inc.,
    Series 00-WF2, Class A2
     7.32%                                     10/15/32              475            514,863
  Bear Stearns Commercial
    Mortgage Securities, Inc.,
    Series 02-TOP6, Class A1
     5.92%                                     10/15/36              820            838,252
  Bear Stearns Commercial
    Mortgage Securities, Inc.,
    Series 04-PWR4, Class A1
     4.36%                                     06/11/41              853            840,020
  CDC Commercial Mortgage
    Trust, Series 02-FX1, Class
    A1
     5.25%                                     05/15/19            1,617          1,630,420
  Chase Commercial Mortgage
    Securities Corp., Series 98-2,
    Class A2
     6.39%                                     11/18/30            1,415          1,463,247
  Commercial Mortgage
    Acceptance Corp., Series
    98-C2, Class C
     6.47%(m)                                  09/15/30              275            284,160
  Credit Suisse First Boston
    Mortgage Securities Corp.,
    Series 01-CP4, Class D
     6.61%                                     12/15/35            1,450          1,542,225
  DLG Commercial Mortgage
    Corp., Series 99-CG1, Class
    A1B
     6.46%                                     03/10/32              150            156,108
  First Union-Chase Commercial
    Mortgage Trust, Series 99-C2,
    Class A2
     6.64%(p)                                  04/15/09            1,973          2,053,900
  First Union-Lehman
    Brothers-Bank of America
    Commercial Mortgage Trust,
    Series 98-C2, Class C3
     6.56%                                     11/18/08              163            167,548
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 99-C3,
    Class A2
     7.18%                                     08/15/36              164            173,890
  GGP Mall Properties Trust,
    Series 01-C1A, Class C2
     5.56%(h)                                  11/15/11              487            489,688
  GGP Mall Properties Trust,
    Series 01-C1A, Class C3
     5.67%(h)                                  02/15/14               41             40,565

                                               53

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  J.P. Morgan Chase Commercial
    Mortgage Securities Corp.,
    Series 05-LDP3, Class A4A
    4.94%                             08/15/42           $1,275         $1,252,410
  J.P. Morgan Commercial
    Mortgage Finance Corp.,
    Series 97-C5, Class C
    7.24%                             09/15/29            1,600          1,686,616
  J.P. Morgan Commercial
    Mortgage Finance Corp.,
    Series 99-C7, Class A2
    6.51%                             10/15/35              579            597,043
  J.P. Morgan Commercial
    Mortgage Finance Corp.,
    Series 99-PLS1, Class A2
    7.30%(m)                          02/15/32            1,550          1,624,264
  J.P. Morgan Commercial
    Mortgage Finance Corp.,
    Series 99-PLSI, Class D
    7.30%(m)                          02/15/32              650            689,821
  Lehman Brothers Commercial
    Conduit Mortgage Trust,
    Series 98-C4, Class A1B
    6.21%                             10/15/35              460            473,101
  Lehman Brothers Commercial
    Conduit Mortgage Trust,
    Series 99-C2, Class A2
    7.32%                             10/15/32              250            267,629
  Lehman Brothers Commercial
    Conduit Mortgage Trust,
    Series 99-C2, Class E
    7.47%                             10/15/32              125            133,565
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 01-C7, Class A3
    5.64%                             12/15/25            2,081          2,109,732
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 01-C7, Class A4
    5.93%                             12/15/25              825            849,813
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 01-WM, Class A1
    6.16%(h)                          07/14/16              745            769,274
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 02-C4, Class A3
    4.07%                             09/15/26            1,719          1,673,725
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 03-C8, Class A1
    3.64%                             11/15/27              471            459,386
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 04-C2, Class A1
    2.95%                             03/15/29              327            312,067
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 04-C2, Class A2
    3.25%                             03/15/29            1,500          1,427,461
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 04-C6, Class A1
    3.88%                             08/15/29              247            240,750
  Morgan Stanley Capital I, Series
    97-WF1, Class A2
    7.22%(h)                          07/15/29              292            297,559

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Morgan Stanley Capital I, Series
    99-WF1, Class A2
    6.21%                             11/15/31           $  469         $  480,870
  Morgan Stanley Capital I, Series
    04-XLF, Class G
    5.42%(h)                          04/15/16              300            302,752
  Morgan Stanley Dean Witter
    Capital I, Series 02-TOP7,
    Class A1
    5.38%                             01/15/39              538            543,859
  Mortgage Capital Funding, Inc.,
    Series 98-MC2, Class B
    6.55%                             06/18/30              295            304,730
  Nationslink Funding Corp.,
    Series 98-2, Class A2
    6.48%                             08/20/30              203            208,908
  Nationslink Funding Corp.,
    Series 98-2, Class B
    6.80%                             08/20/30              525            546,872
  Nationslink Funding Corp.,
    Series 99, Class 1
    6.32%                             01/20/31            2,094          2,156,423
  Nationslink Funding Corp.,
    Series 99-2, Class D
    7.54%(m)                          06/20/31              175            186,133
  Salomon Brothers Mortgage
    Securities VII, Series 00-C1,
    Class A2
    7.52%                             12/18/09              460            491,372
  Salomon Brothers Mortgage
    Securities VII, Series 00-C3,
    Class A2
    6.59%                             12/18/33            1,325          1,398,236
  Salomon Brothers Mortgage
    Securities VII, Series
    01-MMA, Class A2
    6.13%(h)                          02/18/34              111            111,856
  Wachovia Bank Commercial
    Mortgage Trust, Series 03-C5,
    Class A1
    2.99%                             06/15/35            1,040            966,127
  Wachovia Bank Commercial
    Mortgage Trust, Series
    04-C12, Class A1
    3.40%                             07/15/41            1,125          1,093,185
  Wachovia Bank Commercial
    Mortgage Trust, Series
    04-WHL3, Class G
    5.15%(h)                          03/15/14              250            250,037
  Washington Mutual Asset
    Securities Corp., Series
    05-C1A, Class A1
    4.24%(h)                          05/25/36            1,774          1,743,254

                                                                        ----------
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $40,149,046)                                                    39,074,795
                                                                        ----------
ASSET BACKED SECURITIES - 3.5%
  Ameriquest Mortgage Securities,
    Inc., Series 02-3, Class M2
    5.63%(m)(q)                       08/25/32              425            426,614
  Amortizing Residential Collateral
    Trust, Series 02-BC1, Class B
    6.43%(m)                          01/25/32               77             76,697

54

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
ASSET BACKED SECURITIES (Continued)
  Amortizing Residential Collateral
    Trust, Series 02-BC3, Class
    M2
    5.48%(m)                           06/25/32           $  176         $ 177,487
  Amortizing Residential Collateral
    Trust, Series 02-BC5, Class
    M2
    5.58%(m)                           07/25/32              250           251,466
  Asset Backed Funding Corp.
    Net Interest Margin Trust,
    Series 04-OPT4, Class N1
    4.45%                              05/26/34               22            22,264
  Capital Auto Receivables Asset
    Trust, Series 05-1, Class A4
    4.05%                              07/15/09            1,800         1,767,942
  Caterpillar Financial Asset Trust,
    Series 04-A, Class A3
    3.13%                              01/26/09              445           439,452
  Centex Home Equity Loan Trust,
    Series 03-B, Class M3
    7.48%(m)                           06/25/33              475           484,856
  Centex Home Equity, Series
    02-A, Class MF2
    6.54%                              01/25/32              317           317,448
  Chase Funding Mortgage Loan
    Asset-Backed Certificates,
    Series 03-2, Class 1A4
    3.99%                              08/25/29              256           253,682
  Chase Manhattan Auto Owner
    Trust, Series 03-B, Class
    CTFS
    2.43%                              02/16/10              936           915,443
  Citibank Credit Card Issuance
    Trust, Series 01-C3, Class C3
    6.65%                              05/15/08              575           578,736
  Citibank Credit Card Issuance
    Trust, Series 03-A6, Class A6
    2.90%                              05/17/10              250           239,610
  Citibank Credit Card Issuance
    Trust, Series 04, Class A1
    2.55%                              01/20/07              450           439,834
  Countrywide Asset-Backed
    Certificates, Series 02-2,
    Class M2
    5.53%(m)                           12/25/31               32            31,560
  Countrywide Asset-Backed
    Certificates, Series 03-2,
    Class M2
    6.03%(m)                           03/26/33            1,075         1,083,898
  Countrywide Asset-Backed
    Certificates, Series 03-3,
    Class B
    7.69%(m)                           11/25/31              250           251,656
  Countrywide Asset-Backed
    Certificates, Series 03-3,
    Class M6
    7.09%(m)                           07/25/32            1,500         1,523,692
  Countrywide Asset-Backed
    Certificates, Series 03-BCI,
    Class M2
    6.38%(m)                           09/25/32              300           302,577
  Countrywide Certificates, Series
    04-13, Class AV4
    4.67%(m)                           06/25/35              135           135,715

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
ASSET BACKED SECURITIES (Continued)
  Credit-Based Asset Servicing
    and Securitization, Series
    04-CB4, Class M1
    5.77%(m)                           05/25/35           $  275         $ 275,680
  DaimlerChrysler Auto Trust,
    Series 05-B, Class A3
    4.04%                              09/08/09            2,175         2,152,010
  Ford Credit Auto Owner Trust,
    Series 03-A, Class B2
    4.78%(m)                           08/15/07              325           325,630
  Ford Credit Auto Owner Trust,
    Series 03-B, Class C
    4.18%                              01/15/08               75            74,732
  General Electric Business Loan
    Trust, Series 03-1, Class A
    4.80%(h)                           04/15/31              269           271,759
  General Electric Business Loan
    Trust, Series 03-1, Class B
    5.67%(h)                           04/15/31              180           184,062
  General Electric Business Loan
    Trust, Series 03-2A, Class B
    5.37%(h)                           11/15/31            1,058         1,089,707
  General Electric Business Loan
    Trust, Series 04-1, Class B
    5.07%(h)                           05/15/32              241           241,286
  Granite Mortgages PLC, Series
    04-2, Class 1C
    4.59%(m)                           06/20/44              116           115,610
  Green Tree Financial Corp.,
    Series 96-6, Class A6
    7.95%                              09/15/27              716           752,339
  Green Tree Financial Corp.,
    Series 96-7, Class A6
    7.65%                              10/15/27              376           394,183
  Hedged Mutual Fund Fee Trust,
    Series 03-1A, Class 2
    5.22%(h)                           11/30/10            1,287         1,287,181
  HFG Healthco-4 LLC, Series
    02-1A, Class A
    5.41%(h)                           06/05/07              200           200,000
  HFG Healthco-4 LLC, Series
    02-1A, Class B
    5.61%(m)                           06/05/07              125           124,692
  Knollwood CDO Ltd., Series
    04-1A, Class C
    7.32%(h)                           01/10/39              189           185,640
  Long Beach Asset Holdings
    Corp. Net Interest Margin,
    Series 04-2, Class N1
    4.94%                              06/25/34                1               559
  Long Beach Mortgage Loan
    Trust, Series 03-4, Class M5A
    8.38%(m)                           08/25/33              200           203,861
  Long Beach Mortgage Loan
    Trust, Series 04-1, Class M5
    5.48%(m)                           02/25/34              475           479,100
  Lothian Mortgages PLC, Series
    3A, Class A1
    4.33%(h)                           07/24/19              281           280,936
  Massachusetts RRB Special
    Purpose Trust, Series 01-1,
    Class A
    6.53%                              06/01/15            1,077         1,142,271

                                               55

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
ASSET BACKED SECURITIES (Continued)
  MBNA Credit Card Master Notes
    Trust, Series 01-C3, Class C3
    6.55%                            12/15/08           $  575         $  580,246
  MBNA Credit Card Master Notes
    Trust, Series 04-A4, Class A4
    2.70%                            09/15/09              350            341,195
  Option One Mortgage Loan
    Trust, Series 02-6, Class M1
    5.13%(m)                         11/25/32              150            150,670
  Option One Mortgage Loan
    Trust, Series 02-6, Class M2
    6.08%(m)                         11/25/32              575            577,890
  Option One Mortgage Loan
    Trust, Series 03-4, Class A4
    4.70%(m)                         07/25/33              165            165,037
  Option One Mortgage Loan
    Trust, Series 03-4, Class M5A
    8.13%(m)                         07/25/33              275            277,926
  Option One Mortgage Loan
    Trust, Series 03-5, Class M4
    7.28%(m)                         08/25/33              125            127,535
  PSE&G Transition Funding LLC,
    Series 01-1, Class A3
    5.98%                            06/15/08              232            232,898
  Residential Asset Mortgage
    Products, Inc., Series 03-RZ2,
    Class B
    5.50%(m)                         04/25/33              963            956,289
  Residential Asset Securities
    Corp., Series 02-KS4, Class
    AIIB
    4.63%(m)                         07/25/32               63             62,704
  Residential Asset Securities
    Corp., Series 03-KS10, Class
    MII2
    5.73%(m)                         12/25/33            1,000          1,015,681
  Residential Asset Securities
    Corp., Series 04-KS3, Class
    MII3
    6.18%(m)                         04/25/34              400            399,996
  Residential Funding Mortgage
    Securities ll, Series 04-HS2,
    Class AI1
    4.53%(m)                         12/25/18                2              2,109
  Small Business Administration
    Participation Certificates,
    Series 97-20F, Class 1
    7.20%                            06/01/17              730            766,411
  Structured Asset Investment
    Loan Trust, Series 03-BC2,
    Class M2
    6.33%(m)                         04/25/33              350            352,857
  Structured Asset Investment
    Loan Trust, Series 03-BC3,
    Class M2
    6.33%(m)                         04/25/33              250            251,912
  Structured Asset Receivables
    Trust, Series 03-2
    4.40%(h)(m)                      01/21/09              847            846,506
  Sutter CBO Ltd., Series 01-1A,
    Class A3L
    5.99%(h)                         05/15/07              425            425,854

                                                                       ----------
TOTAL ASSET BACKED SECURITIES
  (Cost $26,941,115)                                                   27,035,583
                                                                       ----------

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
CORPORATE BONDS - 6.2%
Aerospace - 0.1%
  Lockheed Martin Corp., Senior
    Debentures
    8.50%                            12/01/29           $   45         $   61,211
  Lockheed Martin Tactical
    Systems, Inc., Senior
    Debentures
    7.00%                            09/15/23              150            173,555
  Northrop Grumman Corp.,
    Debentures
    7.88%                            03/01/26               75             94,090
  Northrop Grumman Corp.,
    Senior Unsecured Notes
    4.08%                            11/16/06              280            278,116

                                                                       ----------
                                                                          606,972
                                                                       ----------
Banks - 1.3%
  Bank of America Corp., Capital
    Securities
    8.07%(h)                         12/31/26              225            239,488
  Bank of America Corp., Senior
    Unsecured Notes
    4.50%                            08/01/10              460            452,704
    5.38%                            06/15/14               25             25,478
  Bank of America Corp.,
    Subordinated Notes
    7.40%                            01/15/11              325            357,995
  Bank of New York Co., Inc.,
    Senior Subordinated Notes
    3.80%                            02/01/08              275            269,270
  BankBoston N.A., Subordinated
    Notes
    7.38%                            09/15/06              125            127,095
  Citigroup Capital ll, Capital
    Securities
    7.75%                            12/01/36              225            236,723
  Citigroup, Inc., Senior
    Unsecured Notes
    3.50%                            02/01/08               90             87,703
  Citigroup, Inc., Subordinated
    Notes
    5.00%                            09/15/14              944            929,231
  Citigroup, Inc., Unsecured Notes
    3.62%                            02/09/09              175            169,096
    4.12%                            02/22/10            1,425          1,385,100
  Crestar Capital Trust I, Capital
    Securities
    8.16%                            12/15/26              175            186,088
  Depfa ACS Bank, Senior Notes
    3.62%                            10/29/08              150            145,765
  First Union Capital l, Capital
    Securities
    7.94%                            01/15/27              325            345,463
  HBOS Treasury Services PLC,
    Senior Unsecured Notes
    3.60%(h)                         08/15/07               35             34,338
  HBOS Treasury Services PLC,
    Unsecured Notes
    3.50%(h)                         11/30/07               65             63,433
  HSBC Bank USA, Subordinated
    Notes
    3.87%                            06/07/07            1,000            985,415

56

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Banks (Continued)
  J.P. Morgan Chase & Co.,
    Senior Unsecured Notes
     5.35%                            03/01/07           $   50         $  50,317
  J.P. Morgan Chase & Co.,
    Subordinated Notes
     6.75%                            02/01/11              550           589,567
  The Royal Bank of Scotland
    Capital Trust (United
    Kingdom)
     4.71%(m)                         12/29/49               90            85,539
  SunTrust Bank, Inc., Senior
    Unsecured Notes
     3.62%                            10/15/07              170           166,474
  Swedish Export Credit Corp.,
    Unsecured Notes
     2.88%                            01/26/07               75            73,781
  U.S. Bancorp, Senior Unsecured
    Notes
     3.95%                            08/23/07               15            14,798
  U.S. Bank N.A., Senior Bank
    Notes
     4.08%(m)                         10/01/07              250           249,625
     4.40%                            08/15/08            1,075         1,064,184
  UBS Preferred Funding Trust,
    Inc., Capital Securities
     8.62%(m)                         10/29/49               35            40,037
  Wachovia Bank N.A., Senior
    Bank Notes
     4.38%                            08/15/08               65            64,264
  Wachovia Corp., Unsecured
    Notes
     3.62%                            02/17/09               35            33,791
  Wells Fargo & Co., Senior
    Unsecured Notes
     4.00%                            08/15/08              195           191,266
     4.20%                            01/15/10            1,200         1,168,320
  Wells Fargo & Co., Unsecured
    Notes
     3.50%                            04/04/08               50            48,584
     4.62%                            08/09/10               40            39,493

                                                                        ---------
                                                                        9,920,425
                                                                        ---------
Broadcasting - 0.2%
  BSKYB Finance UK PLC, Senior
    Unsecured Notes
     6.50%(h)                         10/15/35              125           124,692
  Charter Communications
    Holdings LLC, Senior
    Unsecured Notes
     8.00%(h)                         04/30/12              300           300,750
  DirecTV Holdings LLC, Senior
    Unsecured Notes
     6.38%                            06/15/15               60            58,800
  News America, Inc., Notes
     6.40%(h)                         12/15/35              175           176,389
  News America, Inc., Senior
    Debentures
     7.75%                            01/20/24               25            28,184
     7.28%                            06/30/28               35            38,268
  News America, Inc., Senior
    Unsecured Notes
     6.20%                            12/15/34              525           521,483

                                                                        ---------
                                                                        1,248,566
                                                                        ---------

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Chemicals - 0.1%
  BCP Crystal U.S. Holdings
    Corp., Senior Subordinated
    Notes
     9.62%                            06/15/14           $  153         $ 170,212
  Equistar Chemical/Funding,
    Senior Unsecured Notes
    10.12%                            09/01/08              250           271,250
  Nalco Co., Senior Subordinated
    Notes
     8.88%                            11/15/13              300           313,875
  Rhodia SA, Senior Notes
    10.25%(c)                         06/01/10              135           147,825

                                                                        ---------
                                                                          903,162
                                                                        ---------
Computer Software & Services - 0.0%
  Sungard Data Systems, Inc.,
    Senior Unsecured Notes
     9.12%(h)                         08/15/13               25            25,875
                                                                        ---------
Construction - 0.2%
  Ainsworth Lumber Co. Ltd.,
    Senior Unsecured Notes
     8.28%(m)                         10/01/10              400           390,000
  K. Hovnanian Enterprises, Inc.,
    Senior Unsecured Notes
     6.25%                            01/15/16              470           437,100
  Lennar Corp., Senior Unsecured
    Notes
     5.60%                            05/31/15               90            87,097
  Pulte Homes, Inc., Senior
    Unsecured Notes
     6.38%                            05/15/33              250           233,202

                                                                        ---------
                                                                        1,147,399
                                                                        ---------
Containers - 0.0%
  Crown Americas, Inc., Senior
    Unsecured Notes
     7.75%(h)                         11/15/15               50            51,750
                                                                        ---------
Energy & Utilities - 0.6%
  AES Eastern Energy LP,
    Pass-Through Certificates
     9.00%                            01/02/17              510           578,918
  Centerpoint Energy, Inc., Senior
    Unsecured Notes
     7.25%                            09/01/10              355           380,823
  Chesapeake Energy Corp.,
    Senior Unsecured Notes
     6.62%                            01/15/16               55            55,688
  Dominion Resources, Inc.,
    Senior Unsecured Notes
     7.20%                            09/15/14              450           499,935
  DTE Energy Co., Senior
    Unsecured Notes
     6.45%                            06/01/06              350           352,198
  Florida Power & Light Co., First
    Mortgage Bonds
     5.62%                            04/01/34              150           151,238
  Florida Power Corp., First
    Mortgage Bonds
     6.65%                            07/15/11              100           107,880
  Georgia Power Co., Senior
    Unsecured Notes
     4.88%                            07/15/07              525           525,183

                                               57

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                                      PAR
                                            MATURITY                 (000)                VALUE
                                     ----------------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Energy & Utilities (Continued)
  Indiana Michigan Power, Senior
    Unsecured Notes
    6.12%                                     12/15/06              $  325         $ 328,141
  Mirant North America LLC,
    Senior Unsecured Notes
    7.38%(h)                                  12/31/13                  70            70,788
  Northwestern Corp., Notes
    5.88%                                     11/01/14                  45            45,085
  Progress Energy, Inc., Senior
    Unsecured Notes
    7.75%                                     03/01/31                 200           241,004
  Reliant Energy, Inc., Senior
    Secured Notes
    9.25%                                     07/15/10                  50            50,125
    6.75%                                     12/15/14                 115           100,625
  TXU Corp., Senior Unsecured
    Notes
    4.80%                                     11/15/09                 825           793,544

                                                                                   ---------
                                                                                   4,281,175
                                                                                   ---------
Entertainment & Leisure - 0.4%
  Comcast Cable Communications
    Corp., Senior Unsecured
    Notes
    7.05%                                     03/15/33                 980         1,057,993
  Comcast Cable Holdings LLC,
    Senior Debentures
    7.88%                                  08/13-02/26                   7             8,030
  Comcast Corp., Senior
    Unsecured Bonds
    6.50%                                     11/15/35                 350           356,670
  CSC Holdings, Inc., Senior
    Unsecured Notes
    8.12%                                     07/15/09                 600           606,000
  Riddell Bell Holdings, Inc.,
    Senior Subordinated Notes
    8.38%                                     10/01/12                 110           102,300
  TCI Communications, Inc.,
    Senior Notes
    7.12%                                     02/15/28                  35            37,593
  Time Warner Cos., Inc.,
    Debentures
    6.95%                                     01/15/28                 205           212,391
  Time Warner Cos., Inc., Senior
    Debentures
    7.57%                                     02/01/24                  30            32,723
    7.62%                                     04/15/31                 375           417,618
  Wynn Las Vegas LLC, First
    Mortgage Notes
    6.62%                                     12/01/14                  25            24,375

                                                                                   ---------
                                                                                   2,855,693
                                                                                   ---------
Finance - 1.2%
  Associates Corp. NA,
    Subordinated Debentures
    6.88%                                     11/15/08                 175           184,226
  Berkshire Hathaway Finance
    Corp., Senior Unsecured
    Notes
    3.38%                                     10/15/08                  75            72,265
    4.12%                                     01/15/10                  35            33,991
    4.75%                                     05/15/12                 355           349,192
  Berkshire Hathaway, Inc., Senior
    Unsecured Notes
    4.16%(m)                                  01/11/08                  60            60,065

                                                                      PAR
                                            MATURITY                 (000)                VALUE
                                     ----------------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Finance (Continued)
  Credit Suisse First Boston USA,
    Inc., Senior Unsecured Notes
    4.12%                                     01/15/10              $  350         $ 338,478
  Eksportfinans ASA, Unsecured
    Notes
    3.38%                                     01/15/08                 155           151,149
  General Electric Capital Corp.,
    Senior Unsecured Notes
    4.25%                                     01/15/08                 245           242,151
    6.12%                                     02/22/11                 975         1,025,750
    6.75%                                     03/15/32                  50            58,938
  General Electric Capital Corp.,
    Unsecured Notes
    3.45%(m)                                  01/15/08                 400           396,912
    4.33%(m)                                  07/28/08                 150           150,269
    4.12%                                     09/01/09                 345           335,931
    5.00%                                     11/15/11               3,905         3,908,843
  Household Finance Corp.,
    Senior Unsecured Notes
    6.38%                                     10/15/11                 225           237,842
  HSBC Finance Corp., Senior
    Unsecured Notes
    4.75%                                     05/15/09                  50            49,454
  J.P. Morgan Capital Trust I,
    Capital Securities
    7.54%                                     01/15/27                 175           184,806
  Lehman Brothers Holdings,
    Senior Unsecured Notes
    3.95%                                     11/10/09                 375           361,177
  Morgan Stanley, Senior
    Unsecured Notes
    6.75%                                     04/15/11                 175           188,392
  Morgan Stanley, Unsecured
    Notes
    5.05%                                     01/21/11               1,175         1,175,348
  Nationwide Building Society,
    Senior Unsecured Notes
    3.50%(h)                                  07/31/07                  75            73,589

                                                                                   ---------
                                                                                   9,578,768
                                                                                   ---------
Insurance - 0.2%
  Allstate Financial Global
    Funding LLC, Senior
    Unsecured Notes
    6.15%(h)                                  02/01/06                  50            50,055
  Allstate Financial Global
    Funding LLC, Unsecured
    Notes
    2.50%(h)(q)                               06/20/08                 325           306,972
  ASIF Global Financing,
    Unsecured Notes
    3.85%(h)                                  11/26/07                  25            24,500
    3.90%(h)(q)                               10/22/08                  95            92,057
  Liberty Mutual Group, Inc.,
    Unsecured Notes
    6.50%(h)                                  03/15/35                 265           259,272
  MassMutual Global Funding II,
    Senior Secured Notes
    2.55%(h)                                  07/15/08                  50            47,208
  MetLife, Inc., Senior Unsecured
    Notes
    5.70%                                     06/15/35                 310           310,490
  Protective Life Corp., Secured
    Notes
    3.70%                                     11/24/08                  60            58,086

58

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Insurance (Continued)
  Sun Life of Canada Capital Trust
    (Canada), Capital Securities
     8.53%(h)                         05/29/49           $  195         $ 209,128
  TIAA Global Markets, Senior
    Unsecured Notes
     3.88%(h)                         01/22/08               55            53,934
  Wellpoint, Inc., Unsecured Notes
     5.95%                            12/15/34              300           309,261

                                                                        ---------
                                                                        1,720,963
                                                                        ---------
Leasing - 0.0%
  Hertz Corp., Senior Unsecured
    Notes
     8.88%(h)                         01/01/14              115           117,156
  United Rentals N.A., Inc., Senior
    Subordinated Notes
     7.75%(c)                         11/15/13              200           195,000
  United Rentals N.A., Inc., Senior
    Unsecured Notes
     6.50%                            02/15/12               30            29,213

                                                                        ---------
                                                                          341,369
                                                                        ---------
Manufacturing - 0.1%
  Delco Remy International, Inc.,
    Senior Subordinated Notes
     9.38%(g)(h)                      04/15/12               50            17,250
  Ispat Inland ULC, Senior
    Secured Notes
     9.75%                            04/01/14               10            11,325
  Tyco International Group SA,
    Senior Notes
     6.88%                            01/15/29              175           190,740
  Tyco International Group SA,
    Unsecured Notes
     6.00%                            11/15/13              360           367,735

                                                                        ---------
                                                                          587,050
                                                                        ---------
Medical & Medical Services - 0.0%
  Iasis Healthcare Corp., Senior
    Subordinated Notes
     8.75%                            06/15/14               70            73,587
  Omnicare, Inc., Senior
    Subordinated Notes
     6.88%                            12/15/15               70            71,050

                                                                        ---------
                                                                          144,637
                                                                        ---------
Metal & Mining - 0.1%
  Ipsco, Inc., Senior Notes
     8.75%                            06/01/13              450           492,750
  Massey Energy Co., Senior
    Unsecured Notes
     6.88%(h)                         12/15/13              305           307,669
  TRIMAS Corp., Senior
    Subordinated Notes
     9.88%                            06/15/12              395           327,850

                                                                        ---------
                                                                        1,128,269
                                                                        ---------
Motor Vehicles - 0.0%
  DaimlerChrysler AG, Senior
    Debentures
     7.45%                            03/01/27               15            16,279

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Motor Vehicles (Continued)
  DaimlerChrysler N.A. Holdings
    Corp., Senior Unsecured
    Notes
     8.50%                            01/18/31           $  175         $ 211,753

                                                                        ---------
                                                                          228,032
                                                                        ---------
Oil & Gas - 0.2%
  Amerada Hess Corp., Senior
    Unsecured Notes
     7.12%                            03/15/33              180           204,619
  ANR Pipeline Co., Senior
    Debentures
     9.62%                            11/01/21               60            73,425
     7.38%                            02/15/24               15            15,421
  Chesapeake Energy Corp.,
    Senior Unsecured Notes
     6.50%(h)                         08/15/17               25            25,125
  Colorado Interstate Gas Co.,
    Senior Unsecured Notes
     6.80%(h)                         11/15/15               35            35,762
  Consolidated Natural Gas, Inc.,
    Senior Debentures
     5.00%                            03/01/14               20            19,421
  Dynegy Holdings, Inc., Secured
    Notes
    10.12%(h)                         07/15/13              130           146,900
  El Paso Natural Gas Co., Senior
    Notes
     7.62%                            08/01/10               25            26,289
  El Paso Natural Gas Co., Senior
    Unsecured Notes
     8.38%(m)                         06/15/32               15            16,988
  Enterprise Products Operating
    LP, Senior Unsecured Notes
     4.95%                            06/01/10              125           122,575
     5.60%                            10/15/14              150           149,883
  Kern River Funding Corp.,
    Senior Unsecured Notes
     4.89%(h)                         04/30/18              243           238,272
  Newfield Exploration Co., Senior
    Subordinated Notes
     6.62%                            09/01/14              250           254,375
  Northwest Pipeline Corp., Senior
    Unsecured Notes
     8.12%                            03/01/10              120           127,200
  Petro-Canada (Canada), Senior
    Unsecured Notes
     5.95%                            05/15/35              220           223,424
  Targa Resources, Inc., Senior
    Unsecured Notes
     8.50%(h)                         11/01/13               10            10,250

                                                                        ---------
                                                                        1,689,929
                                                                        ---------
Paper & Forest Products - 0.0%
  Catalyst Paper Corp., Senior
    Unsecured Notes
     8.62%                            06/15/11               50            47,750
                                                                        ---------

                                               59

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                                   PAR
                                             MATURITY             (000)                VALUE
                                          --------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Pharmaceuticals - 0.1%
  Bristol-Myers Squibb Co., Senior
    Debentures
     6.88%                                   08/01/47            $   25         $  28,393
  Merck & Co., Inc., Senior
    Unsecured Notes
     4.38%                                   02/15/13               410           389,142
  Wyeth, Senior Unsecured Notes
     6.00%(h)                                02/15/36               275           283,191

                                                                                ---------
                                                                                  700,726
                                                                                ---------
Real Estate - 0.3%
  Avalonbay Communities, Inc.,
    Senior Unsecured Notes
     7.50%                                   12/15/10                25            27,594
  EOP Operating LP, Senior Notes
     6.80%                                   01/15/09               775           810,338
  EOP Operating LP, Senior
    Unsecured Notes
     7.50%                                   04/19/29                30            33,805
  ERP Operating LP, Senior Notes
     6.58%                                   04/13/15               170           184,694
  The Rouse Co., Unsecured
    Notes
     3.62%                                   03/15/09             1,200         1,120,826

                                                                                ---------
                                                                                2,177,257
                                                                                ---------
Retail Merchandising - 0.1%
  May Department Stores Co.,
    Debentures
     7.88%                                   03/01/30               125           149,073
  May Department Stores Co.,
    Senior Debentures
     8.12%                                   08/15/35               200           221,181
  Movie Gallery, Inc., Senior
    Unsecured Notes
    11.00%(c)                                05/01/12                55            42,900

                                                                                ---------
                                                                                  413,154
                                                                                ---------
Semiconductors & Related Devices - 0.0%
  Magnachip Semiconductor,
    Secured Notes
     7.74%(m)                                12/15/11                30            30,525
                                                                                ---------
Telecommunications - 0.6%
  American Tower Corp., Senior
    Unsecured Notes
     7.50%(c)                                05/01/12               800           836,000
  Cincinnati Bell, Inc., Senior
    Unsecured Notes
     7.25%                                   07/15/13                20            20,750
  L-3 Communications Corp.,
    Senior Subordinated Notes
     6.38%(h)                                10/15/15                35            34,912
  Qwest Corp., Senior Unsecured
    Notes
     7.88%                                   09/01/11               100           107,750
  Qwest Corp., Unsecured Notes
     7.74%(h)(m)                             06/15/13                75            81,188
  Rogers Wireless, Inc., Senior
    Secured Notes
     9.62%                                   05/01/11               550           632,500
     7.50%                                   03/15/15                50            54,000
  SBC Communications, Inc.,
    Unsecured Notes
     4.39%(h)                                06/05/06             1,125         1,122,570

                                                                   PAR
                                             MATURITY             (000)                VALUE
                                          --------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Telecommunications (Continued)
     6.45%                                   06/15/34            $   15         $  15,624
     6.15%                                   09/15/34                 5             5,022
  Sprint Capital Corp., Senior
    Unsecured Notes
     8.75%                                   03/15/32               195           258,781
  Superior Essex Communications
    & Essex Group, Senior Notes
     9.00%                                   04/15/12               500           492,500
  Verizon Global Funding Corp.,
    Senior Unsecured Notes
     7.75%                                   12/01/30               365           433,860
  Verizon Maryland, Inc.,
    Debentures
     5.12%                                   06/15/33                10             8,399
  Vodafone Group PLC,
    Unsecured Notes
     5.00%                                   09/15/15               400           389,603
  Wind Acquistion Finance SA,
    Senior Unsecured Notes
    10.75%(h)                                12/01/15               115           118,738

                                                                                ---------
                                                                                4,612,197
                                                                                ---------
Yankee - 0.4%
  AID-Israel, Unsecured Notes
     5.50%(r)                             04/24-09/33               185           200,742
  America Movil SA de CV
    (Mexico), Unsecured Notes
     6.38%(r)                                03/01/35                75            73,972
  Banque Centrale de Tunisie
    (Tunisia), Senior Unsecured
    Notes
     7.38%(r)                                04/25/12               425           472,812
  Corp Andina de Fomento
    (Spain), Senior Unsecured
    Notes
     6.88%(r)                                03/15/12               125           135,982
  Deutsche Telekom International
    Finance BV (Netherlands),
    Senior Unsecured Notes
     8.75%(r)                                06/15/30               265           337,045
  Eircom Funding (Ireland), Senior
    Subordinated Notes
     8.25%(r)                                08/15/13               350           374,500
  Nationwide Building Society
    (United Kingdom), Unsecured
    Notes
     2.62%(h)(r)                             01/30/07               550           537,318
  Omi Corp. (Mali), Senior Notes
     7.62%(r)                                12/01/13               235           237,644
  Sumitomo Mitsui Banking Corp.
    (Japan), Unsecured Notes
     5.62%(h)(m)(r)                          12/31/49               250           247,960
  Suncor Energy, Inc. (Canada),
    Bonds
     5.95%(r)                                12/01/34                20            21,329
  Teck Cominco Ltd. (Canada),
    Senior Unsecured Notes
     6.12%(r)                                10/01/35               175           173,066
  Tyco International Group SA
    (Luxembourg), Senior
    Unsecured Notes
     6.38%(r)                                10/15/11               250           259,545

60

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                     PAR
                                      MATURITY      (000)        VALUE
                                     ----------   --------   -------------
CORPORATE BONDS (Continued)
Yankee (Continued)
  United Mexican States (Mexico),
    Bonds
         8.12%(r)                    12/30/19     $ 180      $  222,300
  United Mexican States (Mexico),
    Senior Unsecured Notes
         8.30%(r)                    08/15/31        25          32,125
  Vodafone Group PLC (United
    Kingdom), Senior Unsecured
    Notes
         7.75%(r)                    02/15/10        70          76,669

                                                             ----------
                                                              3,403,009
                                                             ----------
TOTAL CORPORATE BONDS
  (Cost $47,840,809)                                         47,844,652
                                                             ----------
FOREIGN BONDS - 0.3%
  Bundesrepublic Deutschland
    (Germany) (EUR)
         4.75%
              (Cost
$    2,196,203)                      07/04/34     1,500       2,138,823
                                                             ----------
TAXABLE MUNICIPAL BONDS - 0.1%
  Atlantic Marine Corp.
    Communities, Notes
         5.34%(h)                    12/01/45       600         582,162
  Ohana Military Communities
    LLC, Military Housing
    Revenue Bonds (Navy Hawaii
    Housing Privatization Project)
    Series 04-A, Class 1
         6.19%                       04/01/49        25          27,578

                                                             ----------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $625,000)                                               609,740
                                                             ----------

                                                 PAR/SHARES
                                    MATURITY       (000)           VALUE
                                   ----------   -----------   --------------
SHORT TERM INVESTMENTS - 20.3%
  Banco Santader, Certificate of
    Deposit
    4.34%(s)                       01/10/06      6,237          6,237,408
  Bank of America, Master Notes
    4.08%(m)(s)                    01/02/06      6,051          6,051,291
  Merrill Lynch, Master Notes
    4.35%(m)(s)                    01/03/06      5,010          5,009,778
  Morgan Stanley, Floating Rate
    Notes
    4.33%(m)(s)                    01/02/06      7,553          7,553,230
  U.S. Treasury Bills
    3.45%(t)                       01/05/06     12,000         11,995,406
    3.51%                          01/12/06     15,200         15,183,698
  Galileo Money Market Fund                      8,843          8,843,355
  Institutional Money Market
    Trust(s)(u)                                 95,433         95,432,960

                                                               ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $156,307,126)                                         156,307,126
                                                              -----------

                                                                              VALUE
                                                                         ---------------
TOTAL INVESTMENTS IN SECURITIES -  121.2%
  (Cost $837,572,310(a))                                                 $931,346,960

                                      PAR
                    MATURITY         (000)           VALUE
                 --------------   -----------   ---------------
TBA SALE COMMITMENTS - (4.4)%
  Federal Home Loan Mortgage
  Corp. Gold
    4.50%           01/18/21       (1,700)       (1,653,780)
    5.00%        01/21-01/34       (5,300)       (5,223,470)
  Federal National Mortgage
  Association
    5.50%        01/19-01/34      (15,600)      (15,488,626)
    5.00%        01/19-01/35       (9,700)       (9,423,729)
    6.00%           01/14/34       (1,600)       (1,614,499)
  Government National Mortgage
  Association
    6.00%           01/23/36         (300)         (306,938)

                                                -----------
TOTAL TBA SALE COMMITMENTS
  (Proceeds $(33,477,575))                      (33,711,043)
                                                -----------

                                           NUMBER OF
                                           CONTRACTS
                                        ---------------
CALL OPTIONS WRITTEN - 0.0%
  March 10 year U.S. Treasury
    Notes futures, Strike Price
    $111, Expires 02/24/06
  (Premiums received $11,985)                  (22)         (5,500)
                                                            ------
CALL SWAPTIONS PURCHASED - 0.0%
  Merrill Lynch, Strike Price $5.50,
    Expires 12/14/15
  (Cost $214,170)                              330(v)      258,885
                                                           -------
CALL SWAPTIONS WRITTEN - 0.0%
  Barclays Capital, Strike Price
    $5.14, Expires 04/21/08                   (320)(v)    (141,248)
  Citibank, Strike Price $5.67,
    Expires 01/04/10                           (50)(v)     (34,800)
  Deutsche Bank, Strike Price
    $5.02, Expires 01/29/07                    (35)(v)     (11,132)
  Union Bank, Strike Price $4.73,
    Expires 06/13/07                          (790)(v)    (187,546)

                                                          --------
TOTAL CALL SWAPTIONS WRITTEN
  (Premiums received $485,825)                            (374,726)
                                                          --------
PUT OPTIONS WRITTEN - 0.0%
  March 10 year U.S. Treasury
    Notes futures, Strike Price
    $107, Expires 02/24/06
  (Premiums received $11,845)                  (22)         (3,438)
                                                          --------
PUT SWAPTIONS PURCHASED - 0.0%
  Merrill Lynch, Strike Price $5.50,
    Expires 12/14/15
  (Cost $214,170)                              330(v)      186,219
                                                          --------

                                               61

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                           NUMBER OF
                                           CONTRACTS           VALUE
                                        ---------------   --------------
PUT SWAPTIONS WRITTEN - 0.0%
  Barclays Capital, Strike Price
    $5.14, Expires 04/21/08                   (320)(v)    $(115,744)
  Citibank, Strike Price $5.67,
    Expires 01/04/10                           (50)(v)      (15,900)
  Deutsche Bank, Strike Price
    $5.02, Expires 01/29/07                    (35)(v)       (8,981)
  Union Bank, Strike Price $4.73,
    Expires 06/13/07                          (790)(v)     (341,201)

                                                          ---------
TOTAL PUT SWAPTIONS WRITTEN
  (Premiums received $485,825)                             (481,826)
                                                          ---------

LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (16.8)%
  (Including $120,284,667 of
  payable upon return of
  securities loaned)                                                     (128,957,444)
                                                                         ------------
NET ASSETS - 100.0%                                                      $768,258,087
                                                                         ============

-------------------

 (a) Cost for Federal income tax purposes is $840,203,715. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $103,646,218
      Gross unrealized depreciation                                      (12,502,973)
                                                                         ------------
                                                                         $91,143,245
                                                                         ============

 (b) Non-income producing security.
  (c) Total or partial securities on loan.
 (d) Securities valued at fair value as determined in good faith by or under the direction of the Trustees.  As of December 31, 2005, these securities had a total market value of $680,854 which represents 0.1% of net assets.
 (e) Security valued under consistently applied procedures established by the
       Board.
  (f) Security restricted as to public resale. These securities are ineligible for resale into the public market until such time that either (I) a resale Registration Statement has been filed with the SEC and declared effective or (II) resale is permitted under Rule 144A without the need for an effective registration statement. As of December 31, 2005, the
       Portfolio held 0.8% of its net assets, with a current market value of
       $6,281,147 and a current cost of $2,366,033 in these securities.
 (g) Security is illiquid. As of December 31, 2005, the Portfolio held 0.04% of its net assets, with a current market value of $307,896 in these securities.
 (h) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31,
       2005, the Portfolio held 2.0% of its net assets, with a current market value of $15,171,113, in securities restricted as to resale.
     (i) Shares held at end of period are less than 1.
  (j) As of December 31, 2005, the aggregate amount of shares called for by these warrants is 68,773. These warrants were exercisable as of 7/24/03.

  (k) As of December 31, 2005, the aggregate amount of shares called for by these warrants is 3,650. These warrants were exercisable as of 9/29/04.

     (l) Par held at end of period is less than 1,000.
 (m) Rates shown are the rates as of December 31, 2005.
 (n) Rates shown are the effective yields as of December 31, 2005.
 (o) Interest rate of underlying collateral.
 (p) Securities, or a portion thereof, with a market value of $1,284,980 have been pledged as collateral for swap and swaption contracts.  (q) Securities, or a portion thereof, pledged as collateral with a value of $825,643 on
       272 short U.S. Treasury Notes futures contracts, 175 long U.S. Treasury
       Notes futures contracts, 189 long Treasury Bonds futures contracts, 58 short Euro-Bobl futures contracts, and 18 long Euro-Dollar futures contracts expiring March 2006, and 18 long Euro-Dollar futures contracts expiring June 2006, and 18 long Euro-Dollar futures contracts expiring
       September 2006. The value of such contracts on December 31, 2005 was
       $97,974,331, with an unrealized gain of $538,579 (including commissions of $1,567).
  (r) Security is a foreign domiciled issuer which is registered with the
       Securities and Exchange Commission.
  (s) Securities purchased with the cash proceeds from securities loaned.
     (t) The rate shown is the effective yield at the time of purchase.
 (u) Represents an investment in an affiliate.
  (v) Each swaption contract is equivalent to $10,000 notional amount.

62

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                             INDEX EQUITY PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                                               VALUE
                                                                         -----------------

Investment in The U.S. Large Company Series of
  The DFA Investment Trust Company - 100.3%
  (Cost $942,379,596)                                                    $1,256,849,827

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (0.3)%                                                             (3,146,887)
                                                                              ----------
NET ASSETS - 100.0%                                                       $1,253,702,940
                                                                          ==============

SEE ACCOMPANYING SCHEDULE OF INVESTMENTS FOR THE DFA INVESTMENT TRUST COMPANY.
                                                                              63

                                BLACKROCK FUNDS

            KEY TO INVESTMENT ABBREVIATIONS

  ADR       American Depository Receipts
  ARM       Adjustable Rate Mortgage
  CAD       Canadian Dollar
  CMT       Constant Maturity Treasury
  EUR       Euro
  IO        Interest Only
  PLC       Public Limited Company
  PO        Principal Only
  REIT      Real Estate Investment Trust
  SP        Sponsored
  TBA       To Be Announced

64

SCHEDULE OF INVESTMENTS THE DFA INVESTMENT TRUST COMPANY

The U.S. Large Company Series

	December 31, 2005
	(Unaudited)
	Shares	Value†

COMMON STOCKS — (95.7%)
Financials — (20.4%)
Ace, Ltd.	119,100	$6,364,704
AFLAC, Inc.	184,900	8,583,058
Allstate Corp.	239,700	12,960,579
AMBAC Financial Group, Inc.	38,900	2,997,634
American Express Co.	458,800	23,609,848
American International Group, Inc.	959,100	65,439,393
Ameriprise Financial, Inc.	90,900	3,726,900
AmSouth Bancorporation	128,800	3,375,848
AON Corp.	118,200	4,249,290
Apartment Investment & Management Co. Class A	35,400	1,340,598
Archstone-Smith Trust	78,300	3,279,987
Bank of America Corp.	1,484,000	68,486,600
Bank of New York Co., Inc.	284,600	9,064,510
#BB&T Corp.	200,400	8,398,764
Bear Stearns Companies, Inc.	41,900	4,840,707
Capital One Financial Corp.	110,700	9,564,480
Chubb Corp.	73,900	7,216,335
Cincinnati Financial Corp.	64,600	2,886,328
CIT Group, Inc.	73,800	3,821,364
Citigroup, Inc.	1,869,300	90,717,129
Comerica, Inc.	61,100	3,468,036
Compass Bancshares, Inc.	46,000	2,221,340
Countrywide Financial Corp.	220,700	7,545,733
*E*TRADE Financial Corp.	151,200	3,154,032
Equity Office Properties Trust	150,100	4,552,533
Equity Residential	106,500	4,166,280
Fannie Mae	357,600	17,454,456
Federated Investors, Inc.	31,300	1,159,352
Fifth Third Bancorp	205,000	7,732,600
First Horizon National Corp.	46,600	1,791,304
Franklin Resources, Inc.	54,900	5,161,149
Freddie Mac	255,300	16,683,855
Genworth Financial, Inc.	139,200	4,813,536
Golden West Financial Corp.	94,200	6,217,200
Hartford Financial Services Group, Inc.	111,000	9,533,790
Huntington Bancshares, Inc.	84,300	2,002,125
#Janus Capital Group, Inc.	79,700	1,484,811
Jefferson-Pilot Corp.	49,500	2,818,035
JPMorgan Chase & Co.	1,292,900	51,315,201
KeyCorp	150,700	4,962,551
Lehman Brothers Holdings, Inc.	99,000	12,688,830
Lincoln National Corp.	64,000	3,393,920
Loews Corp.	50,100	4,751,985
M&T Bank Corp.	29,500	3,216,975
#Marsh & McLennan Companies, Inc.	201,300	6,393,288
Marshall & Ilsley Corp.	77,300	3,326,992
MBIA, Inc.	49,500	2,977,920
MBNA Corp.	463,800	12,596,808
Mellon Financial Corp.	154,500	5,291,625
Merrill Lynch & Co., Inc.	339,600	23,001,108
#MetLife, Inc.	279,800	13,710,200
MGIC Investment Corp.	33,500	2,204,970
#Moody’s Corp.	91,700	5,632,214
Morgan Stanley	398,300	22,599,542
National City Corp.	203,700	6,838,209
North Fork Bancorporation, Inc.	175,800	4,809,888
Northern Trust Corp.	68,500	3,549,670
Plum Creek Timber Co., Inc.	68,000	2,451,400
#PNC Financial Services Group	108,000	6,677,640
Principal Financial Group, Inc.	103,500	4,909,005

	December 31, 2005
	(Unaudited)
	Shares	Value†

Progressive Corp.	72,900	$8,513,262
ProLogis	90,000	4,204,800
Prudential Financial, Inc.	186,600	13,657,254
Public Storage, Inc.	30,600	2,072,232
Regions Financial Corp.	169,200	5,779,872
Safeco Corp.	45,600	2,576,400
Schwab (Charles) Corp.	381,200	5,592,204
Simon Property Group, Inc.	68,900	5,279,807
SLM Corp.	154,200	8,494,878
Sovereign Bancorp, Inc.	132,000	2,853,840
State Street Corp.	121,200	6,719,328
SunTrust Banks, Inc.	133,500	9,713,460
Synovus Financial Corp.	115,400	3,116,954
T. Rowe Price Group, Inc.	48,300	3,479,049
The Goldman Sachs Group, Inc.	166,600	21,276,486
The St. Paul Travelers Companies, Inc.	255,900	11,431,053
Torchmark Corp.	38,300	2,129,480
U.S. Bancorp	671,100	20,059,179
UnumProvident Corp.	110,100	2,504,775
Vornado Realty Trust	43,600	3,639,292
Wachovia Corp.	574,000	30,341,640
Washington Mutual, Inc.	364,600	15,860,100
Wells Fargo & Co.	617,900	38,822,657
XL Capital, Ltd.	64,400	4,339,272
Zions Bancorporation	38,600	2,916,616

Total Financials		885,558,054

Information Technology — (14.5%)
*ADC Telecommunications, Inc.	43,000	960,620
Adobe Systems, Inc.	222,200	8,212,512
*Advanced Micro Devices, Inc.	149,300	4,568,580
*Affiliated Computer Services, Inc. Class A	45,900	2,716,362
*Agilent Technologies, Inc.	151,900	5,056,751
*Altera Corp.	133,900	2,481,167
Analog Devices, Inc.	135,500	4,860,385
*Andrew Corp.	60,000	643,800
*Apple Computer, Inc.	311,400	22,386,546
Applied Materials, Inc.	599,500	10,755,030
*Applied Micro Circuits Corp.	110,400	283,728
Autodesk, Inc.	85,300	3,663,635
Automatic Data Processing, Inc.	213,100	9,779,159
*Avaya, Inc.	154,700	1,650,649
*BMC Software, Inc.	79,900	1,637,151
*Broadcom Corp.	106,900	5,040,335
*Ciena Corp.	213,600	634,392
*Cisco Sytems, Inc.	2,269,700	38,857,264
*Citrix Systems, Inc.	65,200	1,876,456
Computer Associates International, Inc.	169,600	4,781,024
*Computer Sciences Corp.	68,400	3,463,776
*Compuware Corp.	143,200	1,284,504
*Comverse Technology, Inc.	74,600	1,983,614
*Convergys Corp.	51,700	819,445
*Corning, Inc.	563,100	11,070,546
*Dell, Inc.	869,600	26,079,304
*#Electronic Arts, Inc.	111,100	5,811,641
Electronic Data Systems Corp.	192,700	4,632,508
*EMC Corp.	883,400	12,031,908
First Data Corp.	282,300	12,141,723
*Fiserv, Inc.	68,200	2,951,014
*Freescale Semiconductor, Inc. Class B	151,600	3,815,772
*Gateway, Inc.	97,900	245,729
Hewlett-Packard Co.	1,058,600	30,307,718
Intel Corp.	2,227,700	55,603,392
International Business Machines Corp.	583,600	47,971,920

65

SCHEDULE OF INVESTMENTS THE DFA INVESTMENT TRUST COMPANY

The U.S. Large Company Series (Continued)

	December 31, 2005
	(Unaudited)
	Shares	Value†

*Intuit, Inc.	65,400	$3,485,820
*Jabil Circuit, Inc.	64,300	2,384,887
*JDS Uniphase Corp.	610,600	1,441,016
KLA-Tencor Corp.	72,900	3,596,157
*Lexmark International, Inc.	42,900	1,923,207
Linear Technology Corp.	112,600	4,061,482
*LSI Logic Corp.	144,700	1,157,600
*#Lucent Technologies, Inc.	1,642,400	4,368,784
Maxim Integrated Products, Inc.	121,100	4,388,664
*Mercury Interactive Corp.	32,000	889,280
*Micron Technology, Inc.	228,400	3,040,004
Microsoft Corp.	3,382,600	88,454,990
Molex, Inc.	53,000	1,375,350
Motorola, Inc.	920,400	20,791,836
National Semiconductor Corp.	127,000	3,299,460
*NCR Corp.	67,800	2,301,132
*#Network Appliance, Inc.	137,500	3,712,500
*Novell, Inc.	141,100	1,245,913
*Novellus Systems, Inc.	49,300	1,189,116
Nvidia Corp.	63,300	2,314,248
Oracle Corp.	1,389,600	16,967,016
Parametric Technology Corp.	100,600	613,660
#Paychex, Inc.	123,200	4,696,384
*PMC-Sierra, Inc.	67,700	521,967
*QLogic Corp.	29,700	965,547
Qualcomm, Inc.	607,500	26,171,100
Sabre Holdings Corp.	48,500	1,169,335
*Sanmina-SCI Corp.	194,200	827,292
Scientific-Atlanta, Inc.	56,700	2,442,069
Siebel Systems, Inc.	195,500	2,068,390
*Solectron Corp.	337,600	1,235,616
*Sun Microsystems, Inc.	1,261,600	5,286,104
*Symantec Corp.	399,600	6,993,000
Symbol Technologies, Inc.	92,700	1,188,414
Tektronix, Inc.	30,800	868,868
*Tellabs, Inc.	165,700	1,806,130
*Teradyne, Inc.	72,800	1,060,696
Texas Instruments, Inc.	597,900	19,174,653
*Unisys Corp.	126,100	735,163
*Xerox Corp.	354,900	5,199,285
Xilinx, Inc.	128,800	3,247,048
*#Yahoo!, Inc.	466,600	18,281,388

Total Information Technology		628,000,631

Health Care — (12.7%)
Abbott Laboratories	573,200	22,601,276
#Aetna, Inc.	105,700	9,968,567
Allergan, Inc.	48,600	5,246,856
AmerisourceBergen Corp.	77,000	3,187,800
*Amgen, Inc.	456,100	35,968,046
#Applera Corp. — Applied Biosystems Group	69,400	1,843,264
Bard (C.R.), Inc.	38,700	2,551,104
Bausch & Lomb, Inc.	19,900	1,351,210
Baxter International, Inc.	230,400	8,674,560
Becton Dickinson & Co.	93,100	5,593,448
*Biogen Idec, Inc.	125,400	5,684,382
Biomet, Inc.	92,000	3,364,440
*Boston Scientific Corp.	218,000	5,338,820
Bristol-Myers Squibb Co.	722,900	16,612,242
Cardinal Health, Inc.	158,200	10,876,250
*Caremark Rx, Inc.	166,200	8,607,498
*#Chiron Corp.	40,400	1,796,184
Cigna Corp.	46,500	5,194,050

	December 31, 2005
	(Unaudited)
	Shares	Value†

*Coventry Health Care, Inc.	60,000	$3,417,600
Eli Lilly & Co.	420,000	23,767,800
*Express Scripts, Inc.	53,800	4,508,440
*Fisher Scientific International, Inc.	45,300	2,802,258
*Forest Laboratories, Inc.	124,800	5,076,864
*#Genzyme Corp.	95,400	6,752,412
*Gilead Sciences, Inc.	169,200	8,904,996
Guidant Corp.	122,600	7,938,350
#HCA, Inc.	156,600	7,908,300
Health Management Associates, Inc.	91,300	2,004,948
*Hospira, Inc.	59,400	2,541,132
*Humana, Inc.	60,200	3,270,666
IMS Health, Inc.	85,600	2,133,152
Johnson & Johnson	1,099,300	66,067,930
*King Pharmaceuticals, Inc.	89,300	1,510,956
*#Laboratory Corp. of America Holdings	49,100	2,644,035
#Manor Care, Inc.	29,200	1,161,284
McKesson Corp.	113,700	5,865,783
*Medco Health Solutions, Inc.	113,600	6,338,880
*Medimmune, Inc.	90,900	3,183,318
#Medtronic, Inc.	447,000	25,733,790
Merck & Co., Inc.	808,000	25,702,480
*Millipore Corp.	19,200	1,267,968
Mylan Laboratories, Inc.	80,800	1,612,768
*#Patterson Companies, Inc.	51,100	1,706,740
PerkinElmer, Inc.	48,300	1,137,948
Pfizer, Inc.	2,723,800	63,519,016
Quest Diagnostics, Inc.	61,200	3,150,576
Schering-Plough Corp.	546,100	11,386,185
*St. Jude Medical, Inc.	135,500	6,802,100
Stryker Corp.	107,700	4,785,111
*Tenet Healthcare Corp.	173,400	1,328,244
*Thermo Electron Corp.	59,900	1,804,787
UnitedHealth Group, Inc.	503,900	31,312,346
*Waters Corp.	40,900	1,546,020
*Watson Pharmaceuticals, Inc.	37,500	1,219,125
*WellPoint, Inc.	227,700	18,168,183
Wyeth	496,000	22,850,720
*Zimmer Holdings, Inc.	91,600	6,177,504

Total Health Care		553,470,712

Industrials — (10.9%)
3M Co.	280,800	21,762,000
*#Allied Waste Industries, Inc.	80,600	704,444
American Power Conversion Corp.	63,500	1,397,000
American Standard Companies, Inc.	67,600	2,700,620
Avery Dennison Corp.	40,800	2,255,016
#Boeing Co.	298,300	20,952,592
Burlington Northern Santa Fe Corp.	138,000	9,773,160
Caterpillar, Inc.	251,300	14,517,601
#Cendant Corp.	378,500	6,529,125
Cintas Corp.	50,900	2,096,062
Cooper Industries, Ltd.	33,900	2,474,700
CSX Corp.	80,300	4,076,831
#Cummins, Inc.	17,300	1,552,329
Danaher Corp.	87,700	4,891,906
Deere & Co.	89,100	6,068,601
Donnelley (R.R.) & Sons Co.	80,300	2,747,063
Dover Corp.	74,900	3,032,701
Eaton Corp.	54,700	3,669,823
Emerson Electric Co.	151,800	11,339,460
Equifax, Inc.	48,000	1,824,960
FedEx Corp.	112,000	11,579,680
Fluor Corp.	32,100	2,480,046

66

SCHEDULE OF INVESTMENTS THE DFA INVESTMENT TRUST COMPANY

The U.S. Large Company Series (Continued)

	December 31, 2005
	(Unaudited)
	Shares	Value†

General Dynamics Corp.	74,400	$8,485,320
General Electric Co.	3,904,200	136,842,210
Goodrich (B.F.) Co.	45,400	1,865,940
Honeywell International, Inc.	311,400	11,599,650
Illinois Tool Works, Inc.	75,700	6,660,843
Ingersoll-Rand Co., Ltd. Class A	122,200	4,933,214
ITT Industries, Inc.	34,100	3,506,162
L-3 Communications Holdings, Inc.	44,400	3,301,140
Lockheed Martin Corp.	132,100	8,405,523
Masco Corp.	156,600	4,727,754
*Monster Worldwide, Inc.	45,500	1,857,310
*Navistar International Corp.	22,800	652,536
Norfolk Southern Corp.	150,200	6,733,466
Northrop Grumman Corp.	131,300	7,892,443
Paccar, Inc.	62,600	4,333,798
Pall Corp.	46,000	1,235,560
Parker Hannifin Corp.	44,300	2,922,028
Pitney Bowes, Inc.	84,300	3,561,675
Raytheon Co.	165,100	6,628,765
Robert Half International, Inc.	62,900	2,383,281
Rockwell Automation, Inc.	66,200	3,916,392
Rockwell Collins, Inc.	63,800	2,964,786
#Ryder System, Inc.	23,700	972,174
#Southwest Airlines Co.	257,800	4,235,654
Textron, Inc.	48,900	3,764,322
Tyco International, Ltd.	743,800	21,466,068
Union Pacific Corp.	97,900	7,881,929
#United Parcel Service, Inc.	407,800	30,646,170
United Technologies Corp.	376,400	21,044,524
W.W. Grainger, Inc.	28,100	1,997,910
Waste Management, Inc.	203,900	6,188,365

Total Industrials		472,032,632

Consumer Discretionary — (10.3%)
*Amazon.com, Inc.	113,300	5,342,095
*Apollo Group, Inc. Class A	53,800	3,252,748
*#AutoNation, Inc.	66,900	1,453,737
*Autozone, Inc.	20,400	1,871,700
*Bed Bath and Beyond, Inc.	109,700	3,965,655
Best Buy Co., Inc.	151,000	6,565,480
*Big Lots, Inc.	42,100	505,621
Black & Decker Corp.	29,000	2,521,840
Brunswick Corp.	35,600	1,447,496
Carnival Corp.	160,100	8,560,547
Centex Corp.	47,200	3,374,328
Circuit City Stores, Inc.	57,900	1,307,961
Clear Channel Communications, Inc.	199,700	6,280,565
*Coach, Inc.	140,400	4,680,936
*Comcast Corp. Class A	802,400	20,830,304
#Cooper Tire & Rubber Co.	22,700	347,764
Dana Corp.	55,600	399,208
#Darden Restaurants, Inc.	48,400	1,881,792
#Dillards, Inc. Class A	22,800	565,896
Disney (Walt) Co.	710,800	17,037,876
Dollar General Corp.	117,000	2,231,190
Dow Jones & Co., Inc.	21,800	773,682
Eastman Kodak Co.	106,100	2,482,740
*eBay, Inc.	422,300	18,264,475
Family Dollar Stores, Inc.	57,400	1,422,946
Federated Department Stores, Inc.	100,600	6,672,798
#Ford Motor Co.	686,400	5,299,008
#Fortune Brands, Inc.	54,000	4,213,080
Gannett Co., Inc.	88,600	5,366,502
Gap, Inc.	212,100	3,741,444

	December 31, 2005
	(Unaudited)
	Shares	Value†

#General Motors Corp.	209,000	$4,058,780
Genuine Parts Co.	64,100	2,815,272
*#Goodyear Tire & Rubber Co.	65,200	1,133,176
#H&R Block, Inc.	121,100	2,973,005
Harley-Davidson, Inc.	101,500	5,226,235
Harrahs Entertainment, Inc.	67,900	4,840,591
Hasbro, Inc.	65,900	1,329,862
Hilton Hotels Corp.	121,200	2,922,132
Home Depot, Inc.	784,900	31,772,752
Horton (D.R.), Inc.	100,600	3,594,438
International Game Technology	124,500	3,832,110
*Interpublic Group of Companies, Inc.	159,100	1,535,315
Johnson Controls, Inc.	71,300	5,198,483
Jones Apparel Group, Inc.	43,200	1,327,104
KB Home	28,900	2,099,874
Knight-Ridder, Inc.	25,600	1,620,480
*Kohl's Corp.	127,400	6,191,640
Leggett & Platt, Inc.	68,000	1,561,280
Lennar Corp. Class A	50,800	3,099,816
Limited Brands, Inc.	128,700	2,876,445
Liz Claiborne, Inc.	39,400	1,411,308
Lowe's Companies, Inc.	288,900	19,258,074
Marriott International, Inc. Class A	60,800	4,071,776
Mattel, Inc.	149,200	2,360,344
Maytag Corp.	29,600	557,072
McDonald's Corp.	465,000	15,679,800
McGraw-Hill Companies, Inc.	138,500	7,150,755
Meredith Corp.	15,500	811,270
Newell Rubbermaid, Inc.	101,800	2,420,804
News Corp. Class A	899,100	13,981,005
#NIKE, Inc. Class B	70,200	6,092,658
Nordstrom, Inc.	80,800	3,021,920
*Office Depot, Inc.	114,100	3,582,740
OfficeMax, Inc.	26,200	664,432
Omnicom Group, Inc.	66,600	5,669,658
Penney (J.C.) Co., Inc.	85,800	4,770,480
Pulte Homes, Inc.	79,300	3,121,248
RadioShack Corp.	49,700	1,045,191
Reebok International, Ltd.	19,500	1,135,485
Scripps (E.W.) Co.	31,400	1,507,828
*Sears Holdings Corp.	36,900	4,263,057
Sherwin-Williams Co.	41,500	1,884,930
#Snap-On, Inc.	21,400	803,784
Staples, Inc.	270,300	6,138,513
*#Starbucks Corp.	284,000	8,522,840
Starwood Hotels & Resorts Worldwide, Inc.	81,000	5,172,660
Target Corp.	324,900	17,859,753
The New York Times Co. Class A	53,600	1,417,720
The Stanley Works	26,900	1,292,276
The TJX Companies, Inc.	170,200	3,953,746
Tiffany & Co.	52,600	2,014,054
Time Warner, Inc.	1,722,900	30,047,376
#Tribune Co.	96,700	2,926,142
*Univision Communications, Inc. Class A	82,600	2,427,614
V.F. Corp.	32,900	1,820,686
Viacom, Inc. Class B	571,000	18,614,600
Visteon Corp.	1,900	11,894
Wendy's International, Inc.	43,000	2,376,180
Whirlpool Corp.	24,900	2,085,624
Yum! Brands, Inc.	104,600	4,903,648

Total Consumer Discretionary		449,521,149

67

SCHEDULE OF INVESTMENTS THE DFA INVESTMENT TRUST COMPANY

The U.S. Large Company Series (Continued)

	December 31, 2005
	(Unaudited)
	Shares	Value†

Consumer Staples — (9.0%)
Alberto-Culver Co. Class B	27,900	$1,276,425
Albertson's, Inc.	136,300	2,910,005
Altria Group, Inc.	769,400	57,489,568
Anheuser-Busch Companies, Inc.	286,900	12,325,224
Archer-Daniels-Midland Co.	241,400	5,952,924
Avon Products, Inc.	169,400	4,836,370
Brown-Forman Corp. Class B	30,700	2,128,124
Campbell Soup Co.	68,800	2,048,176
Clorox Co.	55,700	3,168,773
Coca-Cola Co.	764,800	30,829,088
Coca-Cola Enterprises, Inc.	112,000	2,147,040
Colgate-Palmolive Co.	191,400	10,498,290
ConAgra, Inc.	191,700	3,887,676
*Constellation Brands, Inc.	72,700	1,906,921
Costco Wholesale Corp.	174,400	8,627,568
CVS Corp.	300,800	7,947,136
General Mills, Inc.	131,300	6,475,716
Heinz (H.J.) Co.	123,700	4,171,164
Kellogg Co.	94,900	4,101,578
Kimberly-Clark Corp.	172,600	10,295,590
McCormick & Co., Inc.	49,500	1,530,540
Molson Coors Brewing Co.	20,900	1,400,091
Pepsi Bottling Group, Inc.	50,700	1,450,527
PepsiCo, Inc.	613,100	36,221,948
Procter & Gamble Co.	1,238,500	71,684,380
Reynolds American, Inc.	31,600	3,012,428
Safeway, Inc.	166,000	3,927,560
Sara Lee Corp.	280,700	5,305,230
Supervalu, Inc.	50,300	1,633,744
Sysco Corp.	229,200	7,116,660
The Hershey Co.	66,900	3,696,225
*The Kroger Co.	267,800	5,056,064
Tyson Foods, Inc. Class A	93,000	1,590,300
UST, Inc.	60,400	2,466,132
#Walgreen Co.	374,000	16,553,240
Wal-Mart Stores, Inc.	923,100	43,201,080
#Wrigley (Wm.) Jr. Co.	66,300	4,408,287

Total Consumer Staples		393,277,792

Energy — (8.9%)
Amerada Hess Corp.	29,600	3,753,872
#Anadarko Petroleum Corp.	87,600	8,300,100
Apache Corp.	121,700	8,338,884
Baker Hughes, Inc.	126,300	7,676,514
BJ Services Co.	119,100	4,367,397
Burlington Resources, Inc.	139,700	12,042,140
Chevron Corp.	829,500	47,090,715
ConocoPhillips	512,700	29,828,886
Devon Energy Corp.	164,200	10,269,068
El Paso Corp.	243,600	2,962,176
EOG Resources, Inc.	89,300	6,551,941
Exxon Mobil Corp.	2,299,200	129,146,064
Halliburton Co.	189,500	11,741,420
Kerr-McGee Corp.	42,900	3,897,894
Kinder Morgan, Inc.	38,900	3,576,855
Marathon Oil Corp.	135,400	8,255,338
Murphy Oil Corp.	61,000	3,293,390
*Nabors Industries, Ltd.	58,400	4,423,800
*National-Oilwell, Inc.	64,400	4,037,880
Noble Corp.	50,600	3,569,324
#Occidental Petroleum Corp.	148,500	11,862,180
Rowan Companies, Inc.	40,400	1,439,856
#Schlumberger, Ltd.	217,700	21,149,555

	December 31, 2005
	(Unaudited)
	Shares	Value†

#Sunoco, Inc.	50,300	$3,942,514
The Williams Companies, Inc.	211,700	4,905,089
*Transocean, Inc.	122,000	8,502,180
Valero Energy Corp.	227,900	11,759,640
*Weatherford International, Ltd.	128,500	4,651,700
XTO Energy, Inc.	134,200	5,896,748

Total Energy		387,233,120

Utilities — (3.2%)
*AES Corp.	241,400	3,821,362
*Allegheny Energy, Inc.	60,200	1,905,330
Ameren Corp.	75,500	3,868,620
American Electric Power Co., Inc.	145,500	5,396,595
CenterPoint Energy, Inc.	114,600	1,472,610
Cinergy Corp.	73,700	3,129,302
*CMS Energy Corp.	81,300	1,179,663
Consolidated Edison, Inc.	90,500	4,192,865
Constellation Energy Group	65,900	3,795,840
Dominion Resources, Inc.	128,300	9,904,760
#DTE Energy Co.	65,700	2,837,583
Duke Energy Corp.	342,700	9,407,115
*Dynegy, Inc.	111,300	538,692
Edison International	120,400	5,250,644
Entergy Corp.	76,700	5,265,455
Exelon Corp.	246,500	13,099,010
FirstEnergy Corp.	121,900	5,971,881
FPL Group, Inc.	145,900	6,063,604
KeySpan Corp.	64,400	2,298,436
Nicor, Inc.	16,300	640,753
NiSource, Inc.	100,700	2,100,602
Peoples Energy Corp.	14,100	494,487
PG&E Corp.	126,800	4,706,816
Pinnacle West Capital Corp.	36,600	1,513,410
PPL Corp.	140,500	4,130,700
Progress Energy, Inc.	93,000	4,084,560
Public Service Enterprise Group, Inc.	92,600	6,016,222
Sempra Energy	95,000	4,259,800
#Southern Co.	274,000	9,461,220
TECO Energy, Inc.	76,900	1,321,142
TXU Corp.	178,400	8,953,896
#Xcel Energy, Inc.	148,900	2,748,694

Total Utilities		139,831,669

Telecommunication Services — (2.9%)
#Alltel Corp.	141,500	8,928,650
*AT&T, Inc.	1,443,400	35,348,866
BellSouth Corp.	675,700	18,311,470
CenturyTel, Inc.	48,400	1,604,944
#Citizens Communications Co.	123,400	1,509,182
*Qwest Communications International, Inc.	570,400	3,222,760
Sprint Nextel Corp.	1,091,700	25,502,112
Verizon Communications, Inc.	1,021,700	30,773,604

Total Telecommunication Services		125,201,588

Materials — (2.9%)
Air Products & Chemicals, Inc.	82,000	4,853,580
Alcoa, Inc.	321,500	9,506,755
#Allegheny Technologies, Inc.	31,400	1,132,912
Ashland, Inc.	26,500	1,534,350
Ball Corp.	38,400	1,525,248
Bemis Co., Inc.	38,900	1,083,754
#Dow Chemical Co.	356,600	15,626,212
DuPont (E.I.) de Nemours & Co., Inc.	339,700	14,437,250

68

SCHEDULE OF INVESTMENTS THE DFA INVESTMENT TRUST COMPANY

The U.S. Large Company Series (Continued)

	December 31, 2005
	(Unaudited)
	Shares	Value†

Eastman Chemical Co.	30,100	$1,552,859
Ecolab, Inc.	68,100	2,469,987
Engelhard Corp.	44,300	1,335,645
Freeport-McMoRan Copper & Gold, Inc. Class B	68,000	3,658,400
*Hercules, Inc.	41,700	471,210
International Flavors & Fragrances, Inc.	29,900	1,001,650
#International Paper Co.	181,200	6,090,132
Louisiana-Pacific Corp.	39,100	1,074,077
MeadWestavco Corp.	67,100	1,880,813
Monsanto Co.	99,200	7,690,976
Newmont Mining Corp.	165,100	8,816,340
#Nucor Corp.	57,500	3,836,400
*Pactiv Corp.	52,900	1,163,800
Phelps Dodge Corp.	37,500	5,395,125
PPG Industries, Inc.	61,700	3,572,430
Praxair, Inc.	119,100	6,307,536
Rohm & Haas Co.	53,200	2,575,944
*Sealed Air Corp.	30,100	1,690,717
#Sigma-Aldrich Corp.	24,800	1,569,592
Temple-Inland, Inc.	41,500	1,861,275
United States Steel Corp.	41,900	2,014,133
Vulcan Materials Co.	37,600	2,547,400
Weyerhaeuser Co.	89,900	5,963,966

Total Materials		124,240,468

TOTAL COMMON STOCKS		4,158,367,815

	Face Amount (000)	Value†
TEMPORARY CASH INVESTMENTS — (4.3%)
<Repurchase Agreement, Merrill Lynch Triparty Repo 4.25%, 01/03/06 (Collateralized by $138,615,000 U.S. Treasury Note 4.25%, 11/30/07, valued at $138,765,089) to be repurchased at $136,104,675	$136,040	$136,040,434
<Repurchase Agreement, Merrill Lynch Triparty Repo 3.45%, 01/03/06 (Collateralized by $29,825,000 U.S. Treasury Note 4.25%, 11/30/07, valued at $29,857,294) to be repurchased at $29,280,565	29,269	29,269,345

	December 31, 2005
	(Unaudited)
	Face Amount (000)	Value†
Repurchase Agreement, PNC Capital Markets, Inc. 4.05%, 01/03/06 (Collateralized by $20,485,000 FHLMC Notes 4.00%, 09/22/09, valued at $20,203,331) to be repurchased at $19,912,957	$19,904	$19,904,000

TOTAL TEMPORARY CASH INVESTMENTS		185,213,779

TOTAL INVESTMENTS—(100.0%)
††(Cost $3,257,298,649)		$4,343,581,594

†	See Security Valuation Note.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
<	Security purchased with cash proceeds from securities on loan.
††	The cost for federal income tax purposes is $3,432,900,781.
Investment	Abbreviation
FHLMC	Federal Home Loan Mortgage Corporation

Organizational	Note

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. At December 31, 2005, the Trust consisted of twenty-one investment portfolios, of which The U.S. Large Company Series is presented in this filing.

Security	Valuation Note

Securities held by The U.S. Large Company Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by The U.S. Large Company Series that are listed on NASDAQ are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, The U.S. Large Company Series values securities at the mean between the quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

69

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                             MONEY MARKET PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                                            PAR
                                                        MATURITY           (000)                 VALUE
                                                       ----------   -------------------   -------------------
CERTIFICATES OF DEPOSIT - 16.7%
Domestic - 8.3%
  Citibank N.A. (A-1+, P-1)
    4.34%                                              02/17/06           $40,000         $40,000,000
    4.48%                                              03/29/06            30,000          30,000,000
  Washington Mutual Bank Fa (A-1, P-1)
    4.46%                                              03/28/06            53,000          53,000,000
                                                                                          ===========
                                                                                          123,000,000
                                                                                          -----------
Yankee - 8.4%
  Banque Nationale de Paribas, New York
    (A-1+, P-1)
    4.50%(b)                                           10/19/06            15,000          15,000,000
  Credit Suisse First Boston, New York (A-1, P-1)
    4.30%(b)                                           01/23/06            27,000          27,000,000
    4.15%(b)                                           01/26/06            41,779          41,658,595
  Depfa Bank PLC, New York (A-1+, P-1)
    4.52%(b)                                           10/16/06            16,000          16,000,000
  Royal Bank of Scotland, New York (A-1+, P-1)
    4.52%(b)                                           10/20/06             9,100           9,100,176
  Societe Generale N.A. (A-1+, P-1)
    4.78%(b)                                           12/06/06            15,000          15,000,000
                                                                                          ===========
                                                                                          123,758,771
                                                                                          -----------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $246,758,772)                                                                     246,758,771
                                                                                          -----------
COMMERCIAL PAPER - 51.7%
Asset Backed Securities - 33.2%
  Amstel Funding Corp. (A-1+, P-1)
    4.35%                                              03/02/06            30,000          29,782,500
  Atlantis One Funding Corp. (A-1+, P-1)
    4.20%                                              04/20/06             7,500           7,404,625
  Atomium Funding Corp. (A-1, P-1)
    4.36%(c)                                           01/23/06             6,949           6,930,485
  Brahms Funding Corp. (A-1, P-1)
    4.30%                                              01/26/06            10,000           9,970,173
  Crown Point Capital Co. (A-1, P-1)
    4.20%                                              02/06/06            30,000          29,874,000
  Emerald Certificates (A-1+, P-1)
    4.39%                                              02/21/06            71,375          70,931,107
  Grampian Funding LLC (A-1+, P-1)
    4.32%                                              01/30/06            70,000          69,756,400
  Landale Funding LLC (A-1+, P-1)
    4.42%                                              03/10/06            25,000          24,791,278
    4.44%                                              03/20/06            47,490          47,033,146
  Lockhart Funding LLC (P-1)
    4.26%                                              01/17/06            40,000          39,924,267
    4.32%                                              01/17/06            34,000          33,934,720
  Monument Gardens Funding LLC (A-1, P-1)
    4.26%                                              01/23/06            72,000          71,812,560
  Sigma Finance, Inc. (A-1+, P-1)
    4.22%                                              01/31/06             5,439           5,419,873
    4.23%                                              01/31/06            20,100          20,029,147
    4.39%                                              03/13/06            25,000          24,783,549
                                                                                          ===========
                                                                                          492,377,830
                                                                                          -----------
Banks - 8.2%
  Banco Santander, Puerto Rico (A-1, P-1)
    4.31%                                              01/18/06            50,000          49,898,236
  Barclays U.S. Funding Corp. (A-1+, P-1)
    4.20%                                              02/03/06            44,000          43,830,802
  Nordea Bank, N.A. (A-1, P-1)
    4.38%                                              03/09/06            28,000          27,771,753
                                                                                          ===========
                                                                                          121,500,791
                                                                                          -----------

                                                                            PAR
                                                        MATURITY           (000)                 VALUE
                                                       ----------   -------------------   -------------------
COMMERCIAL PAPER (Continued)
Finance Services - 4.0%
  Stadshypotek Delaware (A-1, P-1)
    4.31%                                              02/07/06           $59,853         $59,587,868
                                                                                          -----------
Mortgage Bankers & Correspondents - 6.3%
  AB Spin Tab Swedmortgage (A-1, P-1)
    4.32%                                              02/07/06            20,037          19,948,036
  Countrywide Financial Corp. (A-1, P-2)
    4.32%                                              01/31/06            73,503          73,238,389
                                                                                          ===========
                                                                                           93,186,425
                                                                                          -----------
TOTAL COMMERCIAL PAPER
  (Cost $766,652,914)                                                                     766,652,914
                                                                                          -----------
MASTER NOTES - 5.9%
Security Brokers & Dealers
  Bank of America Securities LLC (A-1+, P-1)(d)
    4.33%(e)                                           01/03/06            15,250          15,250,000
  Merrill Lynch Mortgage Capital, Inc. (A-1, P-1)(d)
    4.35%(e)                                           01/03/06            22,000          22,000,000
  Morgan Stanley Mortgage Capital, Inc.
    (A-1, P-1)(d)
    4.42%(e)                                           01/03/06            50,000          50,000,000
                                                                                          ===========
TOTAL MASTER NOTES
  (Cost $87,250,000)                                                                       87,250,000
                                                                                          -----------
VARIABLE RATE OBLIGATIONS - 26.0%
Asset Backed Securities - 5.8%
  Cullinan Finance Corp. (AAA, Aaa)
    4.46%(e)                                           03/15/06            50,000          49,994,770
  Racers XL (A-1, P-1)
    4.37%(c)(e)                                        01/23/06            11,360          11,360,000
    4.39%(c)(e)                                        02/21/06            25,000          25,000,000
                                                                                          ===========
                                                                                           86,354,770
                                                                                          -----------
Banks - 6.0%
  HBOS Treasury Services PLC (A-1+, P-1)
    4.57%(c)(e)                                        03/24/06            65,000          65,000,000
  Westpac Banking Corp. (AA-, Aa3)(d)
    4.49%(e)                                           03/13/06            24,250          24,250,000
                                                                                          ===========
                                                                                           89,250,000
                                                                                          -----------
Life Insurance - 5.1%
  MetLife Global Funding I (AA, Aa2)
    4.45%(c)(e)                                        01/30/06            15,000          15,000,000
  Transamerica Occidental Life Insurance Co.
    (A-1+, P-1)
    4.55%(e)(f)                                        03/01/06            60,000          60,000,000
                                                                                          ===========
                                                                                           75,000,000
                                                                                          -----------
Municipal Bonds - 1.7%
  De Kalb County Georgia Development Authority
    University RB Series 1995B DN
    (A-1+, VMIG-1)
    4.38%(e)                                           01/09/06             3,685           3,685,000
  North Myrtle Beach South Carolina Corp. RB
    Series 2005 DN (National Bank of South
    Carolina LOC) (A-1, F-1)
    4.43%(e)                                           01/09/06             6,100           6,100,000
  South Central Texas IDRB Series 1990 DN (Bank
    One N.A. LOC) (A-1, P-1)
    4.45%(e)                                           01/09/06            14,800          14,800,000
                                                                                          ===========
                                                                                           24,585,000
                                                                                          -----------

                                                                               1

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                       MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                                  PAR
                                                  MATURITY       (000)          VALUE
                                                 ----------   ----------   --------------
VARIABLE RATE OBLIGATIONS (Continued)
Security Brokers & Dealers - 4.4%
  Merrill Lynch & Co., Inc. (A+, Aa3)
    4.56%(e)                                     01/11/06     $50,000      $50,000,000
  Morgan Stanley & Co., Inc. (A-1, P-1)
    4.33%(e)                                     01/03/06      15,000       15,000,000
                                                                           ===========
                                                                            65,000,000
                                                                           -----------
Short-Term Business Credit Institutions - 3.0%
  General Electric Capital Corp. (AAA, Aaa)
    4.47%(e)                                     01/17/06      45,000       45,000,000
                                                                           -----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $385,189,770)                                                      385,189,770
                                                                           -----------

TOTAL INVESTMENTS IN SECURITIES - 100.3%
  (Cost $1,485,851,455(a))                      1,485,851,455
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (0.3)%                           (3,744,405)
                                               --------------
NET ASSETS - 100.0%                            $1,482,107,050
                                               ==============
-------------------
 (a) Aggregate cost for Federal income tax purposes.
 (b) Security is a foreign domiciled issuer which is registered with the
     Securities and Exchange Commission.
 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of
     December 31, 2005, the Portfolio held 8.3% of its net assets, with a current market value of $123,290,485, in securities restricted as to resale.
 (d) Ratings reflect those of guarantor.
 (e) Rates shown are the rates as of December 31, 2005 and maturities shown are the next interest readjustment date.
 (f) Illiquid Security. As of December 31, 2005, the Portfolio held 4.0% of its net assets, with a current market value of $60,000,000, in illiquid securities.

2

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                      U.S. TREASURY MONEY MARKET PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                                 PAR
                                             MATURITY           (000)                VALUE
                                            ----------   ------------------   -------------------
REPURCHASE AGREEMENTS - 100.3%
Deutsche Bank Securities, Inc.
    3.40%                                   01/03/06          $50,000          $ 50,000,000
    (Agreement dated 12/30/05 to
    be repurchased at
    $50,018,889, collateralized by
    U.S. Treasury Inflation
    Indexed Securitites, Notes and
    Strip Principals 1.88% to
    11.25% due from 04/30/07 to
    02/15/23. The value of the
    collateral is $51,000,396.)
Deutsche Bank Securities, Inc.
    4.12%                                   01/31/06           60,000            60,000,000
    (Agreement dated 12/13/05 to
    be repurchased at
    $60,336,467, collateralized by
    U.S. Treasury Strip Inflation
    Indexed Securitites, Notes and
    Strip Principals 1.88% to
    11.25% due from 04/30/07 to
    02/15/23. The value of the
    collateral is $61,200,475.)
Goldman Sachs & Co.
    4.07%                                   01/30/06           40,000            40,000,000
    (Agreement dated 12/15/05 to
    be repurchased at
    $40,208,022, collateralized by
    U.S. Treasury Notes 3.00%
    due 11/15/07. The value of the
    collateral is $40,800,296.)
J.P. Morgan Securities, Inc.
    3.40%                                   01/03/06           70,000            70,000,000
    (Agreement dated 12/30/05 to
    be repurchased at
    $70,026,444, collateralized by
    U.S. Treasury Bonds 8.88%
    due 08/15/17. The value of the
    collateral is $71,402,018.)
Lehman Brothers, Inc.
    3.40%                                   01/03/06           80,000            80,000,000
    (Agreement dated 12/30/05 to
    be repurchased at
    $80,030,222, collateralized by
    U.S. Treasury Notes 3.00% to
    6.50% due from 02/15/08 to
    11/15/12. The value of the
    collateral is $81,579,841.)
Merrill Lynch Government
  Securities, Inc.
    4.12%                                   01/30/06           30,000            30,000,000
    (Agreement dated 12/13/05 to
    be repurchased at
    $30,164,800, collateralized by
    U.S. Treasury Strips 0.00%
    due from 08/15/17 to
    11/15/18. The value of the
    collateral is $30,601,664.)
Morgan Stanley & Co., Inc.
    3.45%                                   01/03/06           63,610            63,610,000
    (Agreement dated 12/30/05 to
    be repurchased at
    $63,634,384, collateralized by
    U.S. Treasury Bonds 8.13%
    due 05/15/21. The value of the
    collateral is $64,883,013.)

                                                                 PAR
                                             MATURITY           (000)                VALUE
                                            ----------   ------------------   -------------------
REPURCHASE AGREEMENTS (Continued)
UBS Securities LLC
    4.00%                                   01/03/06          $60,000          $ 60,000,000
    (Agreement dated 12/20/05 to
    be repurchased at
    $60,093,333, collateralized by
    U.S. Treasury Inflation
    Indexed Securitites 1.88% due
    07/15/15. The value of the
    collateral is $61,201,207.)

                                                                               ============
TOTAL REPURCHASE AGREEMENTS
  (Cost $453,610,000)                                                           453,610,000
                                                                               ------------
TOTAL INVESTMENTS IN SECURITIES -  100.3%
  (Cost $453,610,000(a))                                                        453,610,000
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (0.3)%                                                         (1,220,403)
                                                                               ------------
NET ASSETS - 100.0%
                                                                               $452,389,597
                                                                               ============
-------------------

     (a) Aggregate cost for Federal income tax purposes.

                                                                               3

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                        MUNICIPAL MONEY MARKET PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
MUNICIPAL BONDS - 99.7%
Alabama - 2.6%
  Alexander City Industrial Board
    IDRB Series 2000 DN
    (Southtrust Bank LOC)
    (A-1, P-1)
    3.62%(b)                           01/09/06          $   940         $  940,000
  Columbia IDRB (Alabama Power
    Co. Project) Series 1999A DN
    (The Southern Co. Guaranty)
    (A-1, VMIG-1)
    3.72%(b)                           01/03/06            1,000          1,000,000
  Geneva County Health Care
    Authority RB Series 2001 DN
    (Southtrust Bank LOC)
    3.57%(b)                           01/09/06            2,833          2,833,000
  Jefferson County GO Warrants
    Series 2001B DN (Morgan
    Guaranty Trust LOC,
    Bayerische Landesbank
    Girozentrale SBPA)
    (A-1+, VMIG-1)
    3.70%(b)                           01/03/06            2,600          2,600,000
                                                                         ==========
                                                                          7,373,000
                                                                         ----------
Alaska - 0.4%
  Anchorage Wastewater RB
    (Wachovia Merlots Trust
    Receipts) Series 2004C-32
    MB (MBIA Insurance,
    Wachovia Bank N.A. SBPA)
    (MIG-1)
    2.85%(c)                           04/20/06            1,000          1,000,000
                                                                         ----------
Arizona - 1.0%
  Pima County IDA Single Family
    Mortgage RB (Draw Down
    Project) Series 2003 AMT MB
    (Trinity Funding Guaranty)
    4.35%                              01/25/06            2,892          2,892,000
                                                                         ----------
Arkansas - 0.9%
  Little Rock Residential Housing
    & Public Facilities Board
    Capital Improvement RB (Park
    Systems Project) Series 2001
    DN (Bank of America N.A.
    LOC) (A-1+)
    3.61%(b)                           01/09/06            2,570          2,570,000
                                                                         ----------
California - 7.6%
  California Economic Recovery
    RB Series 2004C-10 DN
    (Banque Nationale de Paribas
    LOC) (A-1+, VMIG-1)
    3.52%(b)                           01/09/06            3,800          3,800,000
  California Economic Recovery
    RB Series 2004C-21 DN
    (XLCA Insurance, Dexia Credit
    Local SBPA) (A-1+, VMIG-1)
    3.53%(b)                           01/09/06              500            500,000

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
California (Continued)
  California PCRB Solid Waste
    Disposal (Republic Services,
    Inc. Project) Series 2003 DN
    (BBB+, Baa2)
    3.25%(b)                           01/09/06          $ 1,000         $1,000,000
  Golden State Tobacco
    Securitization Corp. RB
    (Merrill Lynch P-Float Trust
    Receipts) Series 2004
    PA-1236 DN (Merrill Lynch &
    Co. Guaranty, Merrill Lynch
    Capital Services SBPA) (F-1+)
    3.59%(b)(c)                        01/09/06            1,330          1,330,000
  Metropolitan Water District of
    Southern California
    Waterworks RB Series
    2001C-2 DN (Westdeutsche
    Landesbank Girozentrale
    LOC) (A-1+, VMIG-1)
    3.75%(b)                           01/03/06           11,300         11,300,000
  Pleasant Valley School District of
    Ventura County GO (Merrill
    Lynch P-Float Trust Receipts)
    Series 2005 PT-2783 DN
    (MBIA Insurance, Dexia Credit
    Local SBPA) (A-1+, AAA)
    3.53%(b)(c)                        01/09/06              150            150,000
  Puttable Floating Option
    Tax-Exempt Receipts RB
    Series 2005-PZP-2 DN (Merrill
    Lynch Capital Services SBPA)
    (AAA, F-1+)
    3.66%(b)                           01/09/06            1,490          1,490,000
  Sacramento Municipal Utility
    District RB Series 2000A DN
    (AMBAC Insurance, Wachovia
    Bank N.A. LOC) (VMIG-1)
    3.53%(b)(c)                        01/03/06            1,400          1,400,000
  Southern California Public Power
    Authority RB (San Juan Power
    Project) Series 2002 DN (FSA
    Insurance, Wachovia Bank
    N.A. LOC) (VMIG-1)
    3.53%(b)(c)                        01/09/06              685            685,000
                                                                         ==========
                                                                         21,655,000
                                                                         ----------
Colorado - 2.1%
  Colorado Education Loan
    Program RB Series 2005
    TRAN (SP-1+, MIG-1)
    4.00%                              08/07/06            2,500          2,519,096
  Colorado Housing & Finance
    Authority RB (Single Family
    Mortgage Project) Series 2005
    AMT MB (Trinity Funding
    Guaranty) (SP-1+, MIG-1)
    2.80%                              07/05/06            2,000          2,000,000

4

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Colorado (Continued)
  Denver Urban Renewal Authority
    Tax Increment RB (Merrill
    Lynch P-Float Trust Receipts)
    Series 2004 PT-999 DN
    (Lloyds Bank SBPA)
    (A-1, AA-)
    3.60%(b)(c)                       01/09/06           $1,500         $1,500,000
                                                                        ==========
                                                                         6,019,096
                                                                        ----------
Delaware - 1.8%
  Delaware Economic
    Development Authority RB
    (Catholic Diocese of
    Wilmington Project) Series
    2002 DN (Allied Irish Bank
    PLC LOC) (VMIG-1)
    3.65%(b)                          01/09/06            3,200          3,200,000
  Delaware Economic
    Development Authority RB (St.
    Anne's Episcopal School
    Project) Series 2001 DN
    (Wilmington Trust Co. LOC)
    (A-1)
    3.65%(b)                          01/09/06            2,000          2,000,000
                                                                        ==========
                                                                         5,200,000
                                                                        ----------
Florida - 3.3%
  Florida Housing Finance Corp.
    Multi Family RB (Merrill Lynch
    P-Float Trust Receipts) Series
    2000 PT-1234 DN (Merrill
    Lynch Capital Services SBPA)
    (A-1)
    3.60%(b)(c)                       01/09/06            1,470          1,470,000
  Greater Orlando Aviation
    Authority RB (Special Purpose
    Cessna Aircraft Project) Series
    2001 AMT DN (Textron, Inc.
    Guaranty) (A-2, P-1)
    4.65%(b)                          01/09/06            4,000          4,000,000
  Lee County IDRB Series 1997
    AMT DN (SunTrust Bank
    LOC)
    3.66%(b)                          01/09/06            1,840          1,840,000
  Putnam County Development
    Authority PCRB (Seminole
    Electric Co-op Project) Series
    1984H-3 MB (A-1, MIG-1)
    2.80%                             03/15/06            2,000          2,000,000
                                                                        ==========
                                                                         9,310,000
                                                                        ----------
Illinois - 3.3%
  Illinois Development Finance
    Authority IDRB (Royal
    Continental Box Co. Project)
    Series 1995A AMT DN
    (ABN-AMRO Bank N.V. LOC)
    (A-1)
    3.61%(b)                          01/09/06              100            100,000

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Illinois (Continued)
  Metropolitan Pier & Exposition
    Authority RB (Bear Stearns
    Trust Certificates) Series
    2005A-224 DN (MBIA
    Insurance, Bear Stearns
    Capital Markets Liquidity
    Facility) (VMIG-1)
    3.67%(b)(c)                       01/09/06           $  600         $  600,000
  Metropolitan Pier & Exposition
    Authority RB (Dedicated State
    Tax Receipts) Series 2005Z-5
    DN (MBIA Insurance,
    Goldman Sachs Liquidity
    Facility) (F-1+)
    3.59%(b)(c)                       01/09/06            1,400          1,400,000
  Metropolitan Pier & Exposition
    Authority RB (Dedicated State
    Tax Receipts) Series
    2005PZ-44 DN (MBIA
    Insurance, Merrill Lynch
    Capital Services SBPA) (F-1+)
    3.59%(b)(c)                       01/09/06              500            500,000
  Quad Cities Regional Economic
    Development Authority RB
    (Whitey's Ice Cream
    Manufacturing Project) Series
    1995 AMT DN (Bank One N.A.
    LOC)
    3.68%(b)                          01/09/06              730            730,000
  Regional Transportation
    Authority GO (Wachovia
    Merlots Trust Receipts) Series
    2001A-86 DN (FGIC
    Insurance, Wachovia Bank
    N.A. LOC) (VMIG-1)
    3.54%(b)(c)                       01/09/06            2,375          2,375,000
  Rockford RB (Fairhaven
    Christian Center Project)
    Series 2000 DN (Bank One
    N.A. LOC)
    3.60%(b)                          01/09/06            1,700          1,700,000
  Roselle Village IDRB
    (Abrasive-Form, Inc. Project)
    Series 1995 AMT DN
    (ABN-AMRO Bank N.V. LOC)
    3.63%(b)                          01/09/06            1,000          1,000,000
  Will County Community Unit
    School District 365 GO Series
    2005 DN (FSA Insurance,
    Merrill Lynch Capital Services
    SBPA) (F-1+)
    3.59%(b)(c)                       01/09/06            1,000          1,000,000
                                                                        ==========
                                                                         9,405,000
                                                                        ----------
Indiana - 1.8%
  Dekko Foundation Educational
    Facilities RB Series 2001 DN
    (Bank One N.A. LOC)
    3.76%(b)                          01/09/06            2,500          2,500,000

                                                                               5

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Indiana (Continued)
  Hendricks County Industrial
    Redevelopment Commission
    Tax Increment RB (Heartland
    Crossing Project) Series
    2000A DN (Huntington
    National Bank LOC)
    3.70%(b)                           01/09/06           $1,100         $1,100,000
  Indiana Transportation Finance
    Authority Highway RB Series
    2004B-21 DN (FGIC
    Insurance, Wachovia Bank
    SBPA) (A-1)
    3.54%(b)(c)                        01/09/06              100            100,000
  Monroe County IDRB (Griner
    Engineering, Inc. Project)
    Series 1997 AMT DN (Fifth
    Third Bank N.A. LOC)
    3.75%(b)                           01/09/06              596            596,000
  South Bend Economic
    Development Authority RB
    (SGW Realty LLC Project)
    Series 1998 AMT DN
    (National City Bank N.A. LOC)
    3.69%(b)                           01/09/06              850            850,000
                                                                         ==========
                                                                          5,146,000
                                                                         ----------
Iowa - 0.5%
  Cedar Rapids Community
    School District Tax Anticipation
    Warrants Series 2005 MB
    3.75%                              06/30/06              500            502,277
  Urbandale IDRB (Meredith Drive
    Association Project) Series
    1985 DN (Principal Life
    Insurance Co. Guaranty)
    (A-1+)
    3.74%(b)                           01/09/06            1,000          1,000,000
                                                                         ==========
                                                                          1,502,277
                                                                         ----------
Kentucky - 2.5%
  Kentucky Association of
    Counties Advance Revenue
    COP Series 2005 TRAN
    (SP-1+)
    4.00%                              06/30/06            3,000          3,017,995
  Newport Industrial Building RB
    (Newport Holdings Project)
    Series 2001A AMT DN
    (Huntington National Bank
    LOC)
    3.82%(b)                           01/09/06            1,670          1,670,000
  Pulaski County Solid Waste
    Disposal RB (National Rural
    Utilities for East Kentucky
    Power Project) Series 1993B
    AMT MB (National Rural
    Utilities Guaranty) (MIG-1)
    2.85%                              02/15/06            2,500          2,500,000
                                                                         ==========
                                                                          7,187,995
                                                                         ----------
Louisiana - 1.4%
  Iberville Parish PCRB (Air
    Products & Chemicals Project)
    Series 1992 DN (A-1)
    3.53%(b)                           01/09/06            4,000          4,000,000
                                                                         ----------

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Maryland - 6.2%
  Baltimore County RB (Odyssey
    School Facility Project) Series
    2001 DN (M&T Bank Corp.
    LOC) (A-1)
    3.59%(b)                           01/09/06           $2,555         $2,555,000
  Baltimore County RB (St. Paul's
    School for Girls Facility
    Project) Series 2000 DN (M&T
    Bank Corp. LOC) (A-1)
    3.56%(b)                           01/09/06            1,825          1,825,000
  Maryland Economic
    Development Authority RB
    (Association of Catholic
    Charities Project) Series
    1999A DN (M&T Bank Corp.
    LOC) (A-1)
    3.54%(b)                           01/09/06            2,395          2,395,000
  Maryland Economic
    Development Authority RB
    (Association of Catholic
    Charities Project) Series
    1999B DN (M&T Bank Corp.
    LOC) (A-1)
    3.54%(b)                           01/09/06            1,425          1,425,000
  Maryland Economic
    Development Corp. RB
    (American Health Assistance
    Foundation Facility Project)
    Series 2001 DN (M&T Bank
    Corp. LOC) (A-1)
    3.59%(b)                           01/09/06            3,230          3,230,000
  Maryland Health & Higher
    Education Facilities Authority
    RB (Adventist Healthcare
    Project) Series 2003B DN
    (M&T Bank Corp. LOC)
    (VMIG-1)
    3.56%(b)                           01/09/06            6,200          6,200,000
                                                                         ==========
                                                                         17,630,000
                                                                         ----------
Massachusetts - 6.2%
  Chicopee GO Series 2005 BAN
    (MIG-1)
    4.40%                              08/15/06            2,500          2,518,639
  Commonwealth of
    Massachusetts GO (Wachovia
    Merlots Trust Receipts) Series
    2002A-9 DN (FSA Insurance,
    Wachovia Bank N.A. SBPA)
    (A-1)
    3.53%(b)(c)                        01/09/06            1,495          1,495,000
  Freetown Lakeville Regional
    School District GO Series
    2005 BAN (SP-1+)
    4.25%                              10/20/06              500            504,576
  Gill-Montague Regional School
    District GO Series 2005 BAN
    (SP-1+)
    3.62%                              07/28/06            2,090          2,099,674
  Medford GO Series 2005 BAN
    (SP-1, MIG-1)
    3.00%                              01/26/06            2,000          2,000,337
  Milton GO Series 2005 BAN
    (MIG-1)
    3.25%                              01/20/06            2,049          2,050,199

6

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Massachusetts (Continued)
  Whitman Hanson Regional
    School District GO Series
    2005 BAN (SP-1+)
    3.25%                               01/13/06           $2,000         $2,000,662
  Woburn GO Series 2005 BAN
    (MIG-1)
    3.00%                               01/19/06            5,000          5,000,554
                                                                          ==========
                                                                          17,669,641
                                                                          ----------
Michigan - 3.2%
  Detroit Economic Development
    Corp. RB (E.H. Assoc. Ltd.
    Project) Series 2002 DN
    (Charter One Bank LOC)
    3.59%(b)                            01/09/06            3,190          3,190,000
  Detroit Sewer & Disposal
    Authority RB (Second Lien
    Project) Series 2001E MB
    (FGIC Insurance)
    (A-1+, MIG-1)
    3.00%                               07/12/06            2,100          2,100,000
  Hartland School District GO
    Series 2005 BAN
    3.50%                               08/24/06            1,460          1,463,638
  Michigan Municipal Bond
    Authority RB Series 2005C
    MB (J.P. Morgan Chase Bank
    LOC) (SP-1+)
    4.25%                               08/18/06            1,000          1,007,423
  Michigan Strategic Fund Limited
    Obligation RB (Horizons of
    Michigan Project) Series 2001
    DN (Huntington National Bank
    LOC)
    3.71%(b)                            01/09/06            1,475          1,475,000
                                                                          ==========
                                                                           9,236,061
                                                                          ----------
Minnesota - 0.4%
  Minnesota Housing Finance
    Agency RB (Residential
    Housing Project) Series
    2005D MB (SP-1+, MIG-1)
    2.90%                               05/18/06            1,000          1,000,000
                                                                          ----------
Mississippi - 2.7%
  Mississippi Development Bank
    Special Obligation RB
    (Correctional Facilities Project)
    Series 2002 DN (AMBAC
    Insurance, Amsouth Bank of
    Alabama SBPA) (A-1)
    3.61%(b)                            01/09/06            3,720          3,720,000
  Mississippi Development Bank
    Special Obligation RB
    (Wachovia Merlots Trust
    Receipts) Series 2000HH MB
    (AMBAC Insurance) (Aaa)
    2.83%(c)                            07/19/06            3,000          3,000,000
  Mississippi GO Series 2005-800
    Refunding Notes MB (Aa3)
    4.00%                               04/01/06            1,000          1,002,548
                                                                          ==========
                                                                           7,722,548
                                                                          ----------

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Multi-State - 6.1%
  Clipper Tax-Exempt Certficates
    Trust RB (Certified Partner
    Multi-State Project) Series
    2004-9 AMT DN (State Street
    Bank & Trust Liquidity Facility)
    (VMIG-1)
    3.65%(b)(c)                         01/09/06           $7,108         $7,108,000
  Clipper Tax-Exempt Certificates
    Trust RB (Certified Partner
    Multi-State Project) Series
    2005-38 DN (FGIC & MBIA
    Insurance, State Street Bank
    & Trust SBPA) (A-1+, VMIG-1)
    3.63%(b)(c)                         01/09/06            1,700          1,700,000
  Municipal Securities Pool Trust
    Receipts RB Series 2004-18
    DN (Societe Generale SBPA)
    (A-1+)
    3.66%(b)(c)                         01/09/06            4,490          4,490,000
  Puttable Floating Option
    Tax-Exempt Receipts RB
    Series 2005A DN (Merrill
    Lynch Capital Services SBPA)
    (F-1+)
    3.66%(b)(c)                         01/09/06            2,100          2,100,000
  Puttable Floating Option
    Tax-Exempt Receipts RB
    Series 2005PZP-007 DN
    (Multiple LOCs) (AAA, F-1+)
    3.61%(b)(c)                         01/09/06            2,000          2,000,000
                                                                          ==========
                                                                          17,398,000
                                                                          ----------
Nevada - 1.4%
  Clark County Airport RB
    (ABN-AMRO Munitops Trust
    Certificates) Series 2005-56
    MB (AMBAC Insurance,
    ABN-AMRO Bank N.V. SBPA)
    (F-1+, AAA)
    2.90%(c)                            03/09/06            1,000          1,000,000
  Clark County Economic
    Development RB (Lutheran
    Secondary School Assoc.
    Project) Series 2000 DN (M&T
    Bank Corp. LOC) (VMIG-1)
    3.75%(b)                            01/09/06            1,500          1,500,000
  Reno Capital Improvement RB
    (Bear Stearns Trust
    Certificates) Series 2002A DN
    (FGIC Insurance, Bear
    Stearns LOC) (A-1)
    3.58%(b)(c)                         01/09/06            1,390          1,390,000
                                                                          ==========
                                                                           3,890,000
                                                                          ----------
New Hampshire - 0.8%
  New Hampshire Health &
    Education Facilities Authority
    RB (Tilton School Project)
    Series 1999 DN (KeyBank
    N.A. LOC)
    3.59%(b)                            01/09/06            2,245          2,245,000
                                                                          ----------

                                                                               7

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New Jersey - 1.1%
  East Rutherford GO Series 2005
    BAN (A3)
    3.50%                            01/18/06           $2,205         $2,205,771
  Sussex County GO Series 2005
    BAN
    4.00%                            06/23/06            1,000          1,004,465
                                                                       ==========
                                                                        3,210,236
                                                                       ----------
New Mexico - 2.4%
  New Mexico Housing Authority
    Region III Multi-Family RB
    (Ladera Senior Apartments
    Project) Series 2005 AMT MB
    (Aegon Funding GIC)
    (A-1+, AA)
    3.47%                            08/01/06            7,000          7,000,000
                                                                       ----------
North Carolina - 17.5%
  ABN AMRO Munitops Trust
    Receipts RB Series 2005-52
    DN (ABN AMRO Bank N.V.
    LOC) (VMIG-1)
    3.55%(b)(c)                      01/09/06            2,700          2,700,000
  Buncombe County Metropolitan
    Sewer District Sewer System
    RB Series 2004 DN (XLCA
    Insurance, Bank of America
    N.A. SBPA) (A-1+, VMIG-1)
    3.51%(b)                         01/09/06            2,000          2,000,000
  Charlotte Airport RB Series
    1993A DN (MBIA Insurance,
    J.P. Morgan Chase SBPA)
    (A-1+, VMIG-1)
    3.48%(b)                         01/09/06              700            700,000
  Charlotte COP (Governmental
    Facilities Project) Series
    2003F DN (Bank of America
    N.A. SBPA) (A-1+, VMIG-1)
    3.55%(b)                         01/09/06            1,500          1,500,000
  Charlotte Water & Sewer System
    GO Series 2005 TECP
    (Wachovia Bank LOC)
    (A-1+, P-1)
    3.03%                            07/11/06            1,000          1,000,000
  Durham County Multifamily
    Housing RB (Merrill Lynch
    P-Float Trust Receipts) Series
    2005-Pt-3279 DN (Merrill
    Lynch Capital Services
    Liquidity Facility) (F-1+)
    3.64%(b)(c)                      01/09/06            1,500          1,500,000
  Guilford County Industrial
    Facilities PCRB (Recreational
    Facilities-YMCA Project)
    Series 2002 DN (Branch
    Banking & Trust Co. LOC)
    (VMIG-1)
    3.55%(b)                         01/09/06            1,815          1,815,000
  North Carolina GO (Citigroup
    Trust Receipts) Series 2005R
    ROC-II-R-384 DN (Citibank
    Liquidity Facility) (A-1+)
    3.56%(b)                         01/09/06            1,900          1,900,000

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
North Carolina (Continued)
  North Carolina GO Series 2002F
    DN (Wachovia Bank N.A.
    LOC) (A-1, VMIG-1)
    3.40%(b)                         01/09/06           $1,100         $1,100,000
  North Carolina GO Series
    2003A-23 DN (Wachovia Bank
    N.A. SBPA) (A-1)
    3.54%(b)(c)                      01/09/06              300            300,000
  North Carolina Medical Care
    Commission Health Care
    Facilities RB (Carolina
    Meadows, Inc. Project) Series
    2004 DN (Allied Irish Bank
    PLC LOC) (VMIG-1)
    3.56%(b)                         01/09/06            5,000          5,000,000
  North Carolina Medical Care
    Commission Hospital RB
    (Aces-Pooled Equipment
    Financing Project) Series 1985
    DN (MBIA Insurance, KBC
    Bank SBPA) (A-1+, VMIG-1)
    3.45%(b)                         01/09/06              800            800,000
  North Carolina Medical Care
    Commission Hospital RB
    (Baptist Hospitals Project)
    Series 2000 DN (Wachovia
    Bank N.A. LOC)
    (A-1, VMIG-1)
    3.52%(b)                         01/09/06              800            800,000
  North Carolina Medical Care
    Commission Hospital RB
    (Lincoln Health System
    Project) Series 1996A DN
    (Bank of America N.A. LOC)
    (A-1, VMIG-1)
    3.55%(b)                         01/09/06              450            450,000
  North Carolina Medical Care
    Commission Hospital RB
    (Lutheran Retirement Project)
    Series 1999 DN (Bank of
    America N.A. LOC) (F-1+)
    3.55%(b)                         01/09/06            1,965          1,965,000
  North Carolina Medical Care
    Commission Hospital RB
    (McDowell Hospital, Inc.
    Project) Series 1999 DN
    (Wachovia Bank N.A. SBPA)
    (A-1)
    3.52%(b)                         01/03/06              150            150,000
  North Carolina Medical Care
    Commission Hospital RB
    (Park Ridge Hospital Project)
    Series 1988 DN (NationsBank
    LOC) (A-1+)
    3.54%(b)                         01/09/06            6,625          6,625,000
  North Carolina Medical Care
    Commission Retirement
    Facilities RB (Brookwood
    Project) Series 2001C DN
    (Branch Banking & Trust Co.
    LOC) (A-1)
    3.50%(b)                         01/09/06              600            600,000

8

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
North Carolina (Continued)
  North Carolina Medical Care
    Commission Retirement
    Facilities RB (United Methodist
    Project) Series 2005B DN
    (Branch Banking & Trust Co.
    LOC) (VMIG-1)
    3.55%(b)                          01/09/06           $1,300         $1,300,000
  North Carolina Medical Care
    Community Health Care
    Facilities RB (Watauga
    Medical Center Project) Series
    2005 DN (Wachovia Bank
    N.A. LOC) (VMIG-1)
    3.52%(b)                          01/09/06            1,900          1,900,000
  North Carolina Medical Care
    Community Hospital RB
    (Moses Cone Health Systems
    Project) Series 2001B DN
    (Chase Manhattan Bank LOC)
    (A-1+)
    3.51%(b)                          01/09/06              600            600,000
  North Carolina Municipal Power
    Agency RB (Merrill Lynch
    P-Float Trust Receipts,
    Catawba Electric Co. Project)
    Series 2003 MB (AMBAC
    Insurance, Merrill Lynch
    Capital Services SPBA) (F-1+)
    2.40%(c)                          01/19/06            2,000          2,000,000
  North Carolina State GO (Public
    Improvement Projects) Series
    2002E DN (Landesbank
    Hessen-Thuringen
    Girozentrale LOC)
    (A-1+, VMIG-1)
    3.53%(b)                          01/09/06            1,500          1,500,000
  North Carolina Trust Certificates
    GO Series 2005A-22 DN (IXIS
    Municipal Products Liquidity)
    (A-1+)
    3.56%(b)                          01/09/06              350            350,000
  Raleigh County COP (Downtown
    Improvement Project) Series
    2004A DN (Depfa Bank PLC
    SBPA) (A-1+, VMIG-1)
    3.49%(b)                          01/09/06              700            700,000
  Raleigh County COP (Packaging
    Facilities Project) Series
    2000A DN (Bank of America
    N.A. SBPA) (A-1+, VMIG-1)
    3.50%(b)                          01/09/06            1,210          1,210,000
  Richmond County Industrial
    Facilities PCRB (Ritz-Craft
    Corp., Inc.) Series 2005 DN
    (Mercantile Safe Deposit &
    Trust Co. LOC)
    (A-1+, VMIG-1)
    3.56%(b)                          01/09/06            1,100          1,100,000
  Rockingham County Industrial
    Facilities PCRB (Whiteridge,
    Inc. Project) Series 1998 AMT
    DN (Branch Banking & Trust
    Co. LOC) (Aa3, VMIG-1)
    3.65%(b)                          01/09/06               60             60,000

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
North Carolina (Continued)
  Union County GO Series 2005A
    DN (Depfa Bank PLC)
    (A-1+, VMIG-1)
    3.49%(b)                          01/09/06           $2,000         $2,000,000
  Union County GO Series 2005B
    DN (Depfa Bank PLC SBPA)
    (A-1+, VMIG-1)
    3.49%(b)                          01/09/06            4,000          4,000,000
  Winston-Salem Water & Sewer
    System RB Series 2002C DN
    (Credit Locale de France
    LOC) (A-1+, VMIG-1)
    3.50%(b)                          01/09/06            2,475          2,475,000
                                                                        ==========
                                                                        50,100,000
                                                                        ----------
North Dakota - 0.1%
  North Dakota Housing Finance
    Agency RB Series 2001A-19
    AMT DN (Wachovia Bank N.A.
    LOC) (VMIG-1)
    3.59%(b)(c)                       01/09/06              330            330,000
                                                                        ----------
Ohio - 1.9%
  Fairfield County GO (Airport
    Improvement Project) Series
    2005 BAN
    3.50%                             10/19/06              500            501,155
  Lucas County Economic
    Development RB (Maumee
    Valley Country Day School
    Project) Series 1998 AMT DN
    (MidAmerican National Bank &
    Trust Co. LOC)
    4.49%(b)                          01/09/06              935            935,000
  Ohio Higher Educational Facility
    Community RB Series 2000C
    DN (Fifth Third Bank N.A.
    LOC)
    3.61%(b)                          01/09/06              840            840,000
  Ohio PCRB (Ross Incineration
    Project) Series 2000-1 AMT
    DN (Bank One N.A. LOC)
    3.68%(b)                          01/09/06              620            620,000
  Summit County Civic Facility RB
    (Akron Area Electric Junction
    Project) Series 2001 DN
    (Keybank N.A. LOC)
    3.59%(b)                          01/09/06            1,345          1,345,000
  Wood County IDRB (Aluminite,
    Inc. Project) Series 1997 AMT
    DN (Sky Bank LOC)
    4.49%(b)                          01/09/06            1,170          1,170,000
                                                                        ==========
                                                                         5,411,155
                                                                        ----------
Pennsylvania - 4.4%
  Allegheny County Hospital
    Developement Authority RB
    (Health Care Dialysis Clinic
    Project) Series 1997 DN
    (Wachovia Bank LOC) (Aa2)
    3.55%(b)                          01/09/06              500            500,000

                                                                               9

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Delaware County IDA PCRB
    (Exelon Generation Co. LLC
    Project) DN (Wachovia Bank
    LOC) (A-1+, VMIG-1)
    3.75%(b)                           01/09/06           $  400         $  400,000
  Harrisburg Authority School RB
    (Harrisburg Project) Series
    2003 DN (AMBAC Insurance,
    Westdeutsche Landesbank
    Girozentrale Liquidity Facility)
    (A-1+)
    3.51%(b)                           01/09/06            3,600          3,600,000
  Lancaster County Hospital
    Authority RB (Health
    Center-Masonic Homes
    Project) Series 1996 DN
    (Wachovia Bank LOC)
    (VMIG-1)
    3.52%(b)                           01/09/06            3,100          3,100,000
  Philadelphia Water RB
    (ABN-AMRO Munitops Trust
    Certificates) Series 2005-15
    AMT MB (FSA Insurance,
    ABN-AMRO Bank N.V. SBPA)
    (F-1+)
    3.21%(c)                           03/30/06            2,995          2,995,000
  Venango IDRB (Scrubgrass
    Power Corp.) TECP (Dexia
    Bank LOC) (A-1+, P-1)
    3.19%                              02/08/06            2,000          2,000,000
                                                                         ==========
                                                                         12,595,000
                                                                         ----------
Puerto Rico - 0.0%
  Commonwealth of Puerto Rico
    GO TOC Series 2001 DN
    (FSA Insurance, Bank of New
    York Liquidity Facility) (A-1+)
    3.54%(b)(c)                        01/03/06              100            100,000
                                                                         ----------
South Carolina - 1.9%
  Charleston County School
    District GO Series 2005 TAN
    (MIG-1)
    3.75%                              04/13/06            1,000          1,002,262
  Greenwood County Exempt
    Facility IDRB Series 2004
    AMT DN (Fuji Photo Film Co.
    Guaranty) (A-1+)
    3.69%(b)                           01/09/06            1,500          1,500,000
  Greenwood School District No.
    50 GO Series 2005 MB
    (AA, Aa1)
    3.00%                              03/01/06              680            680,239
  Medical University Hospital
    Authority RB Series 2005A-5
    DN (MBIA Insurance, Bank of
    America N.A. SBPA) (VMIG-1)
    3.56%(b)(c)                        01/09/06            2,230          2,230,000
                                                                         ==========
                                                                          5,412,501
                                                                         ----------
Texas - 4.4%
  Frisco ISD GO Series 2004C-24
    DN (PSF Guaranty, Wachovia
    Bank SBPA) (VMIG-1)
    3.54%(b)(c)                        01/09/06            3,430          3,430,000

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Texas (Continued)
  Gulf Coast IDRB (Cinergy
    Solutions Project) Series 2004
    AMT DN (Cinergy Co.
    Guaranty) (A-2, VMIG-2)
    3.80%(b)                           01/09/06           $2,800         $2,800,000
  Houston Housing Finance Corp.
    RB (Merrill Lynch P-Float Trust
    Receipts) Series 2004
    PT-2101 AMT DN (Merrill
    Lynch & Co. Guaranty) (F-1+)
    3.64%(b)(c)                        01/09/06            1,600          1,600,000
  Lower Colorado River Authority
    RB (Wachovia Merlots Trust
    Receipts) Series 2000 DN
    (FSA Insurance, Wachovia
    Bank N.A. SBPA)
    (Aaa, VMIG-1)
    3.54%(b)(c)                        01/09/06            1,900          1,900,000
  Lower Neches Valley Authority
    PCRB (Chevron USA, Inc.
    Project) Series 1987 MB
    (Chevron-Texaco Guaranty)
    (A-1+, P-1)
    2.83%                              02/15/06            1,200          1,200,000
  Northside ISD GO (School
    Building Project) Series 2005
    MB (Depfa Bank SBPA)
    (A-1+, MIG-1)
    2.85%                              06/15/06            1,800          1,800,000
                                                                         ==========
                                                                         12,730,000
                                                                         ----------
Vermont - 0.1%
  Vermont Educational & Health
    Buildings Financing Agency
    RB (Rutland Medical Center
    Project) Series 2001A DN
    (National Westminster Bank
    LOC) (A-1)
    3.60%(b)                           01/09/06              400            400,000
                                                                         ----------
Virginia - 7.8%
  Alexandria IDRB (Goodwin
    House Project) Series 2005
    DN (Wachovia Bank N.A.
    LOC) (F-1+)
    3.72%(b)                           01/09/06            1,100          1,100,000
  Alexandria IDRB (YMCA of
    Billings Project) Series 1998
    DN (M&T Bank Corp. LOC)
    (A-1)
    3.46%(b)                           01/09/06            1,925          1,925,000
  Chesapeake Bay Bridge &
    Tunnel Commonwealth District
    RB (Wachovia Merlots Trust
    Receipts) Series 2003 DN
    (MBIA Insurance, Wachovia
    Bank N.A. Liquidity Facility)
    (VMIG-1)
    3.54%(b)(c)                        01/09/06            1,095          1,095,000

10

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Virginia (Continued)
  Commonwealth of Virginia
    Transportation Board RB
    (Citibank Trust Receipts)
    Series 2002-1013 DN
    (Citibank Liquidity Facility)
    (A-1+)
    3.56%(b)(c)                         01/09/06           $  395         $  395,000
  Fairfax County Economic
    Development Authority RB
    (National Industries for Severe
    Handicap Project) Series 2002
    DN (SunTrust Bank LOC)
    (VMIG-1)
    3.55%(b)                            01/09/06              450            450,000
  Fairfax County GO Series
    2005-1036 DN (Morgan
    Stanley Group Liquidity
    Facility) (AAA, F-1+)
    3.55%(b)(c)                         01/09/06            1,610          1,610,000
  Halifax County GO (Vepco
    Project) TECP (A-1, MIG-1)
    3.31%                               02/09/06            2,000          2,000,000
  Hampton Roads Regional Jail
    Authority Facilities RB
    (Citibank Trust Receipts)
    Series 2004 ROCS-RR-
    II-R-2156 DN (MBIA
    Insurance, Citibank Liquidity
    Facility) (VMIG-1)
    3.56%(b)(c)                         01/09/06              670            670,000
  Loudoun County IDRB (Howard
    Hughes Medical Institute
    Project) Series 2003E DN
    (A-1+, VMIG-1)
    3.72%(b)                            01/03/06              200            200,000
  Loudoun County IDRB (Howard
    Hughes Medical Institute
    Project) Series 2003F DN
    (A-1+, VMIG-1)
    3.48%(b)                            01/09/06              300            300,000
  Norfolk Redevelopment &
    Housing Authority Multi Family
    Housing RB (Residential
    Rental Project) Series 2003
    AMT DN (SunTrust Bank
    LOC)
    3.70%(b)                            01/09/06            2,055          2,055,000
  Prince William County GO
    Series 2005 TECP
    (A-2, MIG-1)
    3.26%                               02/09/06              400            400,000
  Richmond GO Series 2005-1189
    DN (FSA Insurance, Morgan
    Stanley Liquidity Facility) (A-1)
    3.55%(b)(c)                         01/09/06            1,300          1,300,000
  Tobacco Settlement Financing
    Corp. RB (Merrill Lynch
    P-Float Trust Receipts) Series
    2005 PA-1303 DN (Merrill
    Lynch & Co. Guaranty, Merrill
    Lynch Capital Services SBPA)
    (F-1+)
    3.59%(b)(c)                         01/09/06            1,200          1,200,000

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Virginia (Continued)
  Tobacco Settlement Financing
    Corp. RB (Merrill Lynch
    P-Float Trust Receipts) Series
    2005 PA-1341 DN (Merrill
    Lynch Insured, Merrill Lynch
    LOC) (F-1+)
    3.57%(b)(c)                         01/09/06           $2,600         $2,600,000
  Virginia College Building
    Authority RB Series 2003-379
    DN (J.P. Morgan Chase Bank
    LOC) (A-1+)
    3.55%(b)(c)                         01/09/06              500            500,000
  Virginia Housing Development
    Authority RB (Commonwealth
    Mortgage Project) Series
    2005C-C-II AMT MB
    (A-1+, MIG-1)
    3.00%                               04/04/06            2,000          2,000,000
  Virginia Public Building Authority
    RB Series 2004 ROCS-RR-
    II-6027 DN (Citibank Liquidity
    Facility) (A-1+, AA+)
    3.56%(b)(c)                         01/09/06            1,100          1,100,000
  Virginia Public School Authority
    Clipper Tax Exempt
    Certificates Trust RB Series
    2005-38 DN (State Street
    Bank & Trust SBPA) (VMIG-1)
    3.55%(b)(c)                         01/09/06              800            800,000
  Virginia Public School Authority
    RB (Merrill Lynch P-Floats
    Trust Receipts) Series
    2005-2746 (Merrill Lynch &
    Co. Guaranty, Merrill Lynch
    Captial Services SBPA) (F-1+)
    3.53%(b)(c)                         01/09/06              600            600,000
                                                                          ==========
                                                                          22,300,000
                                                                          ----------
Washington - 0.7%
  Energy Northwest Washington
    Electric RB Series 2003D-3-1
    DN (FSA Insured, Dexia Credit
    Local SBPA) (A-1+, VMIG-1)
    3.49%(b)                            01/09/06            1,600          1,600,000
  Yakima County Public Corp. RB
    (Michelsen Packaging Co.
    Project) Series 2000 AMT DN
    (Bank of America N.A. LOC)
    (A-1+)
    3.65%(b)                            01/09/06              505            505,000
                                                                          ==========
                                                                           2,105,000
                                                                          ----------
Wisconsin - 1.2%
  Amery IDRB (Plastech Corp.
    Project) Series 1997 AMT DN
    (U.S. Bank N.A. LOC)
    3.75%(b)                            01/09/06            2,000          2,000,000
  Mequon IDRB (Johnson Level
    GRW Investment Project)
    Series 1995 AMT DN (Bank
    One N.A. LOC)
    3.68%(b)                            01/03/06              565            565,000

                                                                              11

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                               PAR
                                MATURITY      (000)         VALUE
                               ----------   ---------   -------------
MUNICIPAL BONDS (Continued)
Wisconsin (Continued)
  New Berlin School
District GO
  Series 2005 BAN (MIG-1)
    4.00%                       02/15/06     $1,000      $1,001,361

                                                         ==========
                                                          3,566,361
                                                         ----------

TOTAL INVESTMENTS IN SECURITIES - 99.7%
  (Cost $285,311,871(a))                     285,311,871
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.3%                             913,727
                                            ------------
NET ASSETS - 100.0%                         $286,225,598
                                            ============
-------------------
 (a) Aggregate cost for Federal income tax purposes.
 (b) Rates shown are the rates as of December 31, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of
     December 31, 2005, the Portfolio held 24.0% of its net assets, with a current market value of $68,748,000, in securities restricted as to resale.

12

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                         PAR
                                     MATURITY           (000)                VALUE
                                    ----------   ------------------   -------------------
MUNICIPAL BONDS - 99.4%
New Jersey - 99.4%
  Bernards Township GO Series
    2005 BAN
    4.25%                           09/08/06          $ 2,335         $ 2,354,405
  Burlington County Bridge RB
    (Lutheran Home Project)
    Series A DN (Commerce Bank
    LOC) (VMIG-1)
    3.51%(b)                        01/09/06            3,200           3,200,000
  Chester Township GO Series
    2005 BAN
    3.75%                           05/26/06            1,028           1,032,392
  Ewing Township GO Series 2005
    BAN
    3.50%                           01/25/06            1,738           1,738,661
  Garden State Preservation Trust
    RB (New Jersey Open Space
    & Farmland Putters Project)
    Series 2005-1188 DN (FSA
    Insurance, J.P. Morgan Chase
    LOC) (F-1)
    3.55%(b)                        01/09/06            5,310           5,310,000
  Hopewell Township GO Series
    2005 BAN
    3.50%                           03/15/06            3,000           3,003,208
  Jersey City Redevelopment
    Authority RB (Dixon Hills
    Project) Series 2000A DN
    (Federal National Mortgage
    Association Guaranty, Federal
    National Mortgage Association
    Liquidity Facility) (A-1+)
    3.54%(b)                        01/09/06            3,350           3,350,000
  Little Ferry GO Series 2005 BAN
    4.00%                           07/21/06            1,100           1,107,246
  Manville GO Series 2006 BAN
    3.50%                           06/27/06            2,683           2,690,389
  Middle Township GO (Special
    Emergency Notes Project)
    Series 2005 MB
    4.00%                           07/21/06            1,000           1,006,428
  Middle Township GO Series
    2005C BAN
    3.75%                           01/20/06            2,408           2,409,312
  New Jersey Economic
    Development Authority
    Multi-Mode IDRB (V&S Amboy
    Galvanizing LLC Project)
    Series 1999 AMT DN
    (KeyBank N.A. LOC)
    3.66%(b)                        01/09/06            2,195           2,195,000
  New Jersey Economic
    Development Authority RB
    (Cigarette Project) Series
    2004R ROC-II DN (Citigroup
    Guaranty) (VMIG-1)
    3.59%(b)(c)                     01/09/06            2,075           2,075,000
  New Jersey Economic
    Development Authority RB
    (Citibank P-Float Trust
    Receipts) Series 2004
    ROCS-II-R-309 DN (Assured
    Guaranty Corp. Insurance,
    Citibank N.A. SBPA) (A-1+)
    3.57%(b)(c)                     01/09/06            7,265           7,265,000

                                                         PAR
                                     MATURITY           (000)                VALUE
                                    ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
  New Jersey Economic
    Development Authority RB
    (Clipper Tax Exempt Trust
    Receipts Trust) Series
    2005-33B DN (State Street
    SBPA) (VMIG-1)
    3.55%(b)(c)                     01/09/06          $14,000         $14,000,000
  New Jersey Economic
    Development Authority RB
    (Denglas Technologies
    Project) Series 2000 AMT DN
    (Commerce Bank N.A. LOC)
    3.66%(b)                        01/09/06            1,200           1,200,000
  New Jersey Economic
    Development Authority RB
    (Hamilton Industrial
    Development Project) Series
    1998 AMT DN (Wachovia
    Bank N.A. LOC)
    3.58%(b)                        01/09/06            1,540           1,540,000
  New Jersey Economic
    Development Authority RB (J.
    James Realty Co. Project)
    Series 1998 AMT DN
    (Wachovia Bank N.A. LOC)
    3.63%(b)                        01/09/06              565             565,000
  New Jersey Economic
    Development Authority RB
    (Jacea LLC Project) Series
    2004 AMT DN (Wachovia
    Bank N.A. LOC)
    3.63%(b)                        01/09/06            3,465           3,465,000
  New Jersey Economic
    Development Authority RB
    (Landesbank
    Hessen-Thuringen
    Girozentrale P-Float Trust
    Receipts) Series 2004 MT-035
    DN (Assured Guaranty Corp.
    Insurance, Landesbank
    Hessen-Thuringen
    Girozentrale SBPA) (A-1)
    3.54%(b)(c)                     01/09/06            6,150           6,150,000
  New Jersey Economic
    Development Authority RB
    (Macon Trust Project) Series
    2005H DN (FGIC Insurance,
    Bank of America N.A. LOC)
    (A-1+)
    3.54%(b)(c)                     01/09/06              625             625,000
  New Jersey Economic
    Development Authority RB
    (Nandan Co. Project) Series
    2000 AMT DN (M&T Bank
    Corp. LOC) (A-1)
    3.56%(b)                        01/09/06            3,220           3,220,000
  New Jersey Economic
    Development Authority RB
    (Nandan Co. Project) Series
    2001 AMT DN (M&T Bank
    Corp. LOC) (A-1)
    3.56%(b)                        01/09/06            1,530           1,530,000

                                                                              13

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
            NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
  New Jersey Economic
    Development Authority RB
    (Pennington Montessori
    School Project) Series 1998
    DN (Wachovia Bank N.A.
    LOC)
    3.63%(b)                          01/09/06           $1,125         $1,125,000
  New Jersey Economic
    Development Authority RB
    (Project PT-2634) Series 2005
    DN (FSA Insurance, Merrill
    Lynch SBPA) (A-1)
    3.54%(b)(c)                       01/09/06            6,800          6,800,000
  New Jersey Economic
    Development Authority RB
    (Somerset Hills YMCA Project)
    Series 2003 DN (Commerce
    Bank N.A. LOC)
    3.56%(b)                          01/09/06              100            100,000
  New Jersey Economic
    Development Authority RB
    (Thermal Energy LP Project)
    Series 1995 AMT DN (Bank
    One N.A. LOC) (VMIG-1)
    3.58%(b)                          01/09/06              650            650,000
  New Jersey Educational
    Facilities Authority RB
    (Princeton University Project)
    TECP (A-1+)
    2.85%                             02/16/06            5,000          5,000,000
  New Jersey Environmental
    Infrastructure Trust RB (ENCP
    Golf Holdings LLC Project) DN
    (Wachovia Bank LOC)
    (VMIG-1)
    3.57%(b)                          01/09/06            2,500          2,500,000
  New Jersey Environmental
    Infrastructure Trust RB Series
    2004-585 AMT DN (J.P.
    Morgan Chase Bank SBPA)
    (VMIG-1)
    3.58%(b)(c)                       01/09/06            4,030          4,030,000
  New Jersey Health Care
    Facilities Financing Authority
    RB (Beth Israel Hospital
    Project) Series 2004A-2 DN
    (Commerce Bank LOC)
    (VIMG-1)
    3.51%(b)                          01/09/06            1,100          1,100,000
  New Jersey Health Care
    Facilities Financing Authority
    RB (Merrill Lynch P-Float Trust
    Receipts) Series 2001
    PT-1319 DN (AMBAC
    Insurance, Merrill Lynch
    Capital Services SBPA) (A-1)
    3.56%(b)(c)                       01/09/06            7,930          7,930,000
  New Jersey Health Care
    Facilities Financing Authority
    RB (Recovery Management
    Systems, Inc. Project) Series
    2005 DN (Commerce Bank
    N.A. LOC) (VMIG-1)
    3.51%(b)                          01/09/06            3,200          3,200,000

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
  New Jersey Health Care
    Facilities Financing Authority
    RB (St. Joseph's Project)
    Series 2003A-6 DN (Valley
    National Bank LOC)
    (A2, VMIG-1)
    3.51%(b)                          01/09/06           $1,105         $1,105,000
  New Jersey Health Care
    Facilities Financing Authority
    RB Series 2004-943 DN
    (Morgan Stanley Group
    Liquidity Facility, FGIC
    Insurance) (F-1+)
    3.55%(b)                          01/09/06            4,385          4,385,000
  New Jersey Housing & Mortgage
    Finance Agency Multi Family
    RB Series 2005-1012 AMT DN
    (FGIC Insurance, Morgan
    Stanley Liquidity Facility)
    (VIMG-1)
    3.57%(b)(c)                       01/09/06            1,380          1,380,000
  New Jersey Housing & Mortgage
    Finance Agency RB (Multi
    Family Housing Project)
    Series 2002D DN (FSA
    Insured, Lehman SBPA)
    (VMIG-1)
    3.58%(b)(c)                       01/09/06              700            700,000
  New Jersey Housing & Mortgage
    Finance Agency RB
    (Wachovia Merlots Trust
    Receipts) Series 2000A-2 DN
    (MBIA Insurance, Wachovia
    Bank N.A. SBPA) (Aaa)
    3.58%(b)(c)                       01/09/06            1,055          1,055,000
  New Jersey Tobacco Settlment
    Financing Corp. RB (Merrill
    Lynch P-Float Trust Receipts)
    Series 2005 PA-1284 DN
    (Merrill Lynch SBPA, Merrill
    Lynch Guarantor) (A-1)
    3.57%(b)(c)                       01/09/06            5,915          5,915,000
  New Jersey Turnpike Authority
    RB Series 2005-II-R-4071 DN
    (Citigroup Liquidity Facility
    FSA Insurance) (VMIG-1)
    3.55%(b)(c)                       01/09/06            2,500          2,500,000
  Port Authority of New York &
    New Jersey Putter RB Series
    2005-1089 AMT DN (CDC
    IXIS Financial Guaranty
    Insurance, J.P. Morgan Chase
    SBPA) (F-1)
    3.58%(b)(c)                       01/09/06            1,760          1,760,000
  Port Authority of New York &
    New Jersey Putter RB Series
    2005-1095 AMT DN (CDC
    IXIS Financial Guaranty
    Insurance, J.P. Morgan Chase
    SBPA) (VMIG-1)
    3.58%(b)(c)                       01/09/06            2,980          2,980,000

14

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
            NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                        PAR
                                         MATURITY      (000)          VALUE
                                        ----------   ---------   ---------------
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
  Port Authority of New York &
    New Jersey RB (P-Float Trust
    Receipts) Series 2005-3177
    AMT DN (AMBAC Insurance,
    Merrill Lynch Liquidity Facility)
    (A-1)
    3.56%(b)(c)                         01/09/06     $6,585      $ 6,585,000
  Port Authority of New York &
    New Jersey Special Obligation
    RB (Merrill Lynch P-Float Trust
    Receipts) Series 2004-056
    AMT DN (FGIC Insurance,
    Banque Nationale de Paribas
    SBPA) (F-1+)
    3.56%(b)(c)                         01/09/06      7,855        7,855,000
  Southampton GO Series 2005B
    BAN
    4.00%                               07/28/06      2,564        2,580,665
  Vernon Township GO Series
    2005 BAN
    3.25%                               01/13/06      3,000        3,000,915
  Warren Township GO Series
    2005 BAN (Aa1)
    3.75%                               03/01/06      1,750        1,752,248
  Washington Township Morris
    County GO Series 2005 BAN
    4.00%                               10/27/06      3,306        3,329,334
  Weehawken Township GO
    Series 2005 BAN
    4.00%                               07/14/06      1,000        1,005,156
  West Milford Township GO
    Series 2005 BAN
    3.25%                               01/28/06      5,166        5,168,244
                                                                 ===========
                                                                 156,523,603
                                                                 -----------

TOTAL INVESTMENTS IN SECURITIES -  99.4%
  (Cost $156,523,603(a))                       156,523,603
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.6%                               908,323
                                              ------------
NET ASSETS - 100.0%                           $157,431,926
                                              ============
-------------------
 (a) Aggregate cost for Federal income tax purposes.
 (b) Rates shown are the rates as of December 31, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of
     December 31, 2005, the Portfolio held 50.6% of its net assets, with a current market value of $79,605,000, in securities restricted as to resale.

                                                                              15

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
MUNICIPAL BONDS - 99.5%
North Carolina - 97.8%
  ABN AMRO Munitops Trust
    Receipts RB Series 2005-52
    DN (ABN AMRO Bank N.V.
    LOC) (VMIG-1)
    3.55%(b)(c)                        01/09/06           $1,300         $1,300,000
  Charlotte GO Series 1998 MB
    (AAA, Aaa)
    5.25%                              02/01/06              230            230,516
  Charlotte Water & Sewer System
    GO Series 2005 TECP
    (Wachovia Bank LOC)
    (F-1+, A-1+)
    2.90%                              04/26/06            1,300          1,300,000
    2.88%                              06/08/06            1,400          1,400,000
  Cleveland County Industrial
    Facilities PCRB (Blanchford
    Rubber Project) Series 2003
    AMT DN (Bank One N.A.
    LOC)
    3.63%(c)                           01/09/06            2,530          2,530,000
  Durham County Multi Family
    Housing RB (Merrill Lynch
    P-Float Trust Receipts) Series
    2005-Pt-3279 DN (Merrill
    Lynch Capital Services
    Liquidity Facility) (F-1+)
    3.64%(b)(c)                        01/09/06            3,000          3,000,000
  Gaston County GO Series 1996
    MB (AMBAC Insurance)
    (AAA, Aaa)
    5.20%                              03/01/06              560            573,203
  High Point Combined Enterprise
    System RB Series 2005-998
    DN (FGIC Insurance, Morgan
    Stanley Liquidity Facility)
    (F-1+)
    3.55%(b)(c)                        01/09/06              681            681,000
  Lee County Industrial Facilities
    PCRB (Trion, Inc. Project)
    Series 1995 DN (Wachovia
    Bank N.A. LOC)
    3.62%(c)                           01/09/06              100            100,000
  Lee County Industrial Facilities
    PCRB (Var-Arden Corp.
    Project) Series 1999 AMT DN
    (Comerica Bank N.A. LOC)
    3.68%(c)                           01/09/06            5,000          5,000,000
  Mecklenburg County Industrial
    Facilities PCRB (Peidmont
    Plastics Project) Series 1997
    AMT DN (Branch Banking &
    Trust Co. LOC) (Aa3, VMIG-1)
    3.65%(c)                           01/09/06              880            880,000
  Mecklenburg County Public
    Improvement GO Series
    1998A MB (AAA, Aaa)
    4.40%                              02/01/06              150            150,205
  North Carolina Eastern Municipal
    Power Systems RB Series
    1996A MB (MBIA Insured)
    (AAA, Aaa)
    6.00%                              01/03/06            2,020          2,020,000
  North Carolina GO Series
    2005A-22 DN (IXIS Municipal
    Product Liquidity Facility)
    (A-1+)
    3.56%(c)                           01/09/06            3,300          3,300,000

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
North Carolina (Continued)
  North Carolina Housing Finance
    Agency RB Series 2002
    ROC-II-R-175 DN (Salomon
    Smith Barney Liquidity Facility)
    (VMIG-1)
    3.60%(b)(c)                        01/09/06           $3,880         $3,880,000
  North Carolina Housing Finance
    Agency RB Series 2005 AMT
    MB 22-B (Societe Generale
    GIC) (A-1+, MIG-1)
    3.20%                              11/01/06            1,000          1,000,000
  North Carolina Medical Care
    Commission Health Care
    Facilities RB (Lutheran
    Services for the Aging Project)
    Series 1998 DN (Branch
    Banking & Trust Co. LOC)
    (A-1, VMIG-1)
    3.52%(c)                           01/09/06              100            100,000
  North Carolina Medical Care
    Commission Health Care
    Facilities RB (Novant Health
    Group Project) Series 2004A
    DN (J.P. Morgan Chase Bank
    SBPA) (A-1+, VMIG-1)
    3.50%(c)                           01/09/06              400            400,000
  North Carolina Medical Care
    Commission Hospital RB
    (Aces-Pooled Equipment
    Financing Project) Series 1985
    DN (MBIA Insurance, KBC
    Bank SBPA) (A-1+, VMIG-1)
    3.45%(c)                           01/09/06            2,100          2,100,000
  North Carolina Medical Care
    Commission Hospital RB
    (Baptist Hospital Project)
    Series 1996 DN (Wachovia
    Bank N.A. LOC)
    (A-1+, VMIG-1)
    3.51%(c)                           01/09/06              200            200,000
  North Carolina Medical Care
    Commission Hospital RB
    (Lincoln Health System
    Project) Series 1996A DN
    (Bank of America N.A. LOC)
    (A-1, VMIG-1)
    3.55%(c)                           01/09/06              300            300,000
  North Carolina Medical Care
    Commission Hospital RB
    (Park Ridge Hospital Project)
    Series 1988 DN (NationsBank
    LOC) (A-1+)
    3.54%(c)                           01/09/06              300            300,000
  North Carolina Medical Care
    Commission Retirement
    Facilities RB (Aldersgate
    Project) Series 2001 DN
    (Branch Banking & Trust Co.
    LOC) (A-1)
    3.50%(c)                           01/09/06            1,185          1,185,000
  North Carolina Medical Care
    Commission Retirement
    Facilities RB (United Methodist
    Project) Series 2005B DN
    (Branch Banking & Trust Co.
    LOC) (VMIG-1)
    3.55%(c)                           01/09/06              525            525,000

16

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
          NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
North Carolina (Continued)
  North Carolina Medical Care
    Community Health Care
    Facilities RB (Watauga
    Medical Center Project) Series
    2005 DN (Wachovia Bank
    N.A. LOC) (VMIG-1)
    3.52%(c)                          01/09/06           $  300         $  300,000
  North Carolina Municipal Power
    Agency RB (Merrill Lynch
    P-Float Trust Receipts,
    Catawba Electric Co. Project)
    Series 2003 MB (AMBAC
    Insurance, Merrill Lynch
    Capital Services SPBA) (F-1+)
    2.40%(b)                          01/19/06            2,000          2,000,000
  North Carolina Ports Authority
    Exempt Facilities RB
    (Wilmington Bulk LLC Project)
    Series 2001A AMT DN
    (Branch Banking & Trust Co.
    LOC) (VMIG-1)
    3.65%(c)                          01/09/06            1,205          1,205,000
  North Carolina State GO (Public
    Improvement Projects) Series
    2002E DN (Landesbank
    Hessen-Thuringen
    Girozentrale LOC)
    (A-1+, VMIG-1)
    3.53%(c)                          01/09/06              200            200,000
  North Carolina State GO Series
    2005 MB (AAA, Aa1)
    5.10%                             06/01/06            1,000          1,022,577
  Raleigh County COP (Downtown
    Improvement Project) Series
    2004A DN (Depfa Bank PLC
    SBPA) (A-1+, VMIG-1)
    3.49%(c)                          01/09/06              100            100,000
  Raleigh Durham Airport Authority
    Airport RB (P-Floats Trust
    Reciepts) Series 2005-100
    AMT DN (AMBAC Insurance,
    Landesbank Hessen Liquidity
    Facility) (VMIG-1)
    3.59%(b)(c)                       01/09/06            3,000          3,000,000
  Richmond County Industrial
    Facilities PCRB (Ritz-Craft
    Corp., Inc.) Series 2005 DN
    (Mercantile Safe Deposit &
    Trust Co. LOC)
    (A-1+, VMIG-1)
    3.56%(c)                          01/09/06            3,400          3,400,000
  Rockingham County Industrial
    Facilities PCRB (Medibeg, Inc.
    Project) Series 1997 AMT DN
    (Wachovia Bank N.A. LOC)
    (Aa2)
    3.62%(c)                          01/09/06            1,200          1,200,000
  Rockingham County Industrial
    Facilities PCRB (Whiteridge,
    Inc. Project) Series 1998 AMT
    DN (Branch Banking & Trust
    Co. LOC) (Aa3, VMIG-1)
    3.65%(c)                          01/09/06              540            540,000

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
North Carolina (Continued)
  Rutherford County Industrial
    Facilities PCRB (All American
    Homes Project) Series 1996
    AMT DN (Bank One N.A.
    LOC)
    3.68%(c)                          01/09/06           $1,100         $1,100,000
  Sampson County Industrial
    Facilities PCRB (Dubose
    Strapping, Inc. Project) Series
    1997 DN (Wachovia Bank
    N.A. LOC)
    3.67%(c)                          01/09/06              600            600,000
  Union County GO Series 2005A
    DN (Depfa Bank PLC SBPA)
    (A-1+, VMIG-1)
    3.49%(c)                          01/09/06              600            600,000
  Union County GO Series 2005B
    DN (Depfa Bank PLC SBPA)
    (A-1+, VMIG-1)
    3.49%(c)                          01/09/06            1,000          1,000,000
  Wake County GO (Public
    Improvement) Series 2002 MB
    (AAA, Aaa)
    4.50%                             03/01/06            1,540          1,544,961
  Wake County GO Series 1996
    MB (AAA, Aaa)
    4.50%                             03/01/06            1,000          1,002,796
  Wake County GO Series 2004A
    MB (Landesbank
    Hessen-Thuringen
    Girozentrale SBPA)
    (A-1+, MIG-1)
    4.00%                             04/01/06            1,000          1,003,141
  Wake County Housing Finance
    Authority RB (Casa Melvid
    Multi Family Housing Project)
    Series 2001A AMT DN
    (SunTrust Bank LOC)
    (VMIG-1)
    3.65%(c)                          01/09/06            2,800          2,800,000
  Washington County Industrial
    Facilities PCRB (Mackey's
    Ferry Sawmill, Inc. Project)
    Series 1997 AMT DN
    (Wachovia Bank N.A. LOC)
    (Aa2)
    3.62%(c)                          01/09/06              430            430,000
  Winston-Salem COP (Risk
    Acceptance Management
    Corp. Project) Series 1988 DN
    (National Westminster Bank
    LOC) (A-1+)
    3.55%(c)                          01/09/06              415            415,000
  Winston-Salem GO Series 1990
    DN (Wachovia Bank N.A.
    LOC) (A-1+, VMIG-1)
    3.53%(c)                          01/09/06              220            220,000

                                                                              17

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
          NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                PAR
                                 MATURITY      (000)        VALUE
                                ----------   --------   -------------
MUNICIPAL BONDS (Continued)
North Carolina (Continued)
  Winston-Salem Water & Sewer
    System RB Series 2002C DN
    (Credit Locale de France
    LOC) (A-1+, VMIG-1)
    3.50%(c)                    01/09/06     $ 300      $  300,000
                                                        ==========
                                                        56,438,399
                                                        ----------
Puerto Rico - 1.7%
  Puerto Rico Commonwealth
    TRAN Series 2005 MB
    (SP-1+, MIG-1)
    4.50%                       07/28/06     1,000       1,007,127
                                                        ----------

TOTAL INVESTMENTS IN SECURITIES -  99.5%
  (Cost $57,445,526(a))                        57,445,526
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.5%                              263,827
                                              -----------
NET ASSETS - 100.0%                           $57,709,353
                                              ===========
-------------------
 (a) Aggregate cost for Federal income tax purposes.
 (b) Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of
     December 31, 2005, the Portfolio held 24.0% of its net assets, with a current market value of $13,861,000, in securities restricted as to resale.
 (c) Rates shown are the rates as of December 31, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

18

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     OHIO MUNICIPAL MONEY MARKET PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                             PAR
                                        MATURITY            (000)                VALUE
                                      ------------   ------------------   -------------------
MUNICIPAL BONDS - 99.6%
Ohio - 99.6%
  American Municipal Power GO
    (Amherst City Project) Series
    2005 BAN
    3.40%                              11/30/06            $  795         $  795,000
  American Municipal Power GO
    (Cleveland Public Power
    Project) Series 2005 BAN
    3.10%                              08/17/06             1,783          1,783,000
  American Municipal Power GO
    (Columbus Electric System
    Project) Series 2005 BAN
    3.00%                              07/13/06               500            500,000
  American Municipal Power GO
    (Gorsuch Station Project)
    Series 2005-A DN
    2.85%(b)                           01/09/06             1,000          1,000,000
  American Municipal Power GO
    (Hubbard Project) Series 2005
    BAN
    3.50%                              12/13/06               945            945,000
  American Municipal Power GO
    (Lakeview Project) Series
    2005 BAN
    2.55%                              02/02/06               525            525,000
  American Municipal Power GO
    (Milan Village Project) Series
    2005 BAN
    2.55%                              01/12/06               563            562,675
  American Municipal Power GO
    (Oberlin Project) Series 2005
    BAN
    3.45%                              12/07/06               475            475,000
  American Municipal Power GO
    (Ohio, Inc. Project) Series
    2002 BAN
    3.35%                              11/02/06               845            845,000
  American Municipal Power GO
    (St. Mary's Project) Series
    2005 BAN
    3.20%                              10/05/06               500            500,000
  American Municipal Power GO
    (Woodville Village Project)
    Series 2005 BAN
    3.25%                              07/20/06               800            800,848
  Brooklyn IDRB (Dylon Industries,
    Inc. Project) Series 1999 AMT
    DN (KeyBank N.A. LOC)
    3.66%(b)                           01/09/06               805            805,000
  Brunswick GO Series 2005 BAN
    2.90%                              04/06/06             2,030          2,031,028
  Celina GO Series 2005 BAN
    3.75%                              11/15/06               760            762,556
  City of Westerville GO
    (ABN-AMRO Munitops Trust
    Certificates) Series 2001 DN
    (ABN-AMRO Bank N.V. LOC)
    (VMIG-1)
    3.54%(b)                           01/09/06             1,000          1,000,000
  Clark County GO Series 2005
    BAN
    2.75%                              02/23/06             1,925          1,925,679

                                                             PAR
                                        MATURITY            (000)                VALUE
                                      ------------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
  Cleveland Airport System RB
    (Stars Certificates Project)
    Series 2004 DN (Banque
    Nationale de Paribas LOC)
    (VMIG-1)
    3.59%(b)(c)                        01/09/06            $5,585         $5,585,000
  Columbus Regional Airport
    Authority RB (Capital Funding
    Project) Series 2004 DN (U.S.
    Bank N.A. LOC) (VMIG-1)
    3.52%(b)                           01/09/06             1,200          1,200,000
  Columbus Regional Airport
    Authority RB Series 2005 DN
    (U.S. Bank N.A. LOC)
    (AA1, VMIG-1)
    3.52%(b)                           01/09/06               900            900,000
  Cuyahoga County Civic Facility
    RB (Orion Services, Inc.
    Project) Series 2001 DN
    (Bank One N.A. LOC)
    3.65%(b)                           01/09/06             3,300          3,300,000
  Cuyahoga County Economic
    Development RB (Berea
    Children's Home Project)
    Series 2000 DN (Huntington
    National Bank LOC) (VMIG-1)
    3.71%(b)                           01/09/06             1,940          1,940,000
  Cuyahoga County Economic
    Development RB (Cleveland
    Botanical Garden Project)
    Series 2001 DN (M&T Bank
    Corp. LOC) (VMIG-1)
    3.56%(b)                           01/09/06               635            635,000
  Cuyahoga County IDRB (Great
    Lakes Brewing Co. Project)
    Series 2001 AMT DN
    (Huntington National Bank
    LOC)
    3.81%(b)                           01/09/06             1,170          1,170,000
  Cuyahoga County IDRB (Trio
    Diversified Co. Project) Series
    2000 AMT DN (KeyBank N.A.
    LOC)
    3.66%(b)                           01/09/06             1,705          1,705,000
  Cuyahogo County IDRB (Marine
    Mechanical Corp. Project)
    Series 2000 AMT DN (Royal
    Bank of Scotland LOC)
    3.65%(b)                           01/09/06             2,185          2,185,000
  Darke County GO Series 2005
    BAN
                                      01/05/06-
    3.75%                              07/11/06             2,000          2,004,951
  Delaware County Economic
    Development RB (The
    Columbus Zoological Park
    Associates, Inc. Project)
    Series 2003 DN (Huntington
    National Bank LOC)
    3.70%(b)                           01/09/06             2,295          2,295,000

                                                                              19

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
               OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
  Delaware County IDRB (Air
    Waves, Inc. Project) Series
    1995 DN (KeyBank N.A. LOC)
    3.66%(b)                          01/09/06           $   80         $   80,000
  Englewood GO Series 2005
    BAN
    4.00%                             08/29/06              625            628,585
  Erie County IDRB (Brighton
    Manor Co. Project) Series
    1986 AMT DN (KeyBank N.A.
    LOC)
    3.66%(b)                          01/09/06            4,200          4,200,000
  Franklin County Economic
    Development RB (Columbus
    Montessori Educational Center
    Project) Series 2000 DN
    (Huntington National Bank
    LOC)
    3.61%(b)                          01/09/06            1,570          1,570,000
  Franklin County Healthcare
    Facilities RB (Heritage Day
    Health Centers Project) Series
    2002 DN (Huntington National
    Bank LOC)
    3.60%(b)                          01/09/06              425            425,000
  Franklin County Healthcare
    Facilities RB (Willow Brook
    Christian Project) Series 2004
    DN (Fifth Thrid Bank LOC)
    (A-1+)
    3.55%(b)                          01/09/06              600            600,000
  Fulton County IDRB (Haas Door
    Co. & Nofziger Doors
    International, Inc. Project)
    Series 1999 AMT DN
    (National City Bank N.A. LOC)
    3.70%(b)                          01/09/06              525            525,000
  Geauga County RB (Thistle
    Lane Project) Series 2000
    AMT DN (Huntington National
    Bank LOC)
    3.81%(b)                          01/09/06            2,310          2,310,000
  Greene County IDRB (AFC
    Stamping & Production, Inc.,
    Barsplice Products Project)
    Series 1995 AMT DN
    (KeyBank N.A. LOC)
    3.66%(b)                          01/09/06              260            260,000
  Hamilton County Economic
    Development RB (Taft
    Museum Project) Series 2002
    DN (Fifth Third Bank N.A.
    LOC)
    3.58%(b)                          01/09/06              400            400,000
  Hamilton County Hospital
    Facilities RB (Children's
    Hospital Medical Center
    Project) Series 2000 DN
    (VMIG-1)
    3.50%(b)                          01/09/06              500            500,000
  Hamilton County Hospital
    Facilities RB (Health Alliance
    Project) Series 1997B DN
    (MBIA Insurance, Credit
    Suisse SBPA) )
    (A-1+, VMIG-1)
    3.53%(b)                          01/09/06            1,160          1,160,000

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
  Huber Heights GO (Brandt Pike
    Project) Series 2005 MB
    3.25%                             03/31/06           $1,155         $1,156,645
  Jackson RB (Hospital Facilities
    Project) Series 2005 DN
    (Radian Insurance, Fifth Third
    Bank N.A. LOC) (AA, F-1+)
    3.57%(b)                          01/09/06            5,000          5,000,000
  Lebanon GO (Fire Department
    Improvement Project) Series
    2005 BAN
    3.75%                             07/05/06            1,120          1,125,243
  Licking County GO (Moundview
    Project) Series 2005 BAN
    4.00%                             09/07/06              700            704,164
  Lorain County IDRB (Ohio
    Metallurgical Services Project)
    Series 2001 AMT DN (First
    Merit Bank N.A. LOC)
    3.82%(b)                          01/09/06            1,855          1,855,000
  Lyndhurst City GO Series 2005
    BAN
    2.65%                             03/02/06              425            425,136
  Mahoning County IDRB (M&J
    Development Ltd. Project)
    Series 2002 AMT DN
    (KeyBank N.A. LOC)
    3.66%(b)                          01/09/06            2,580          2,580,000
  Mentor IDRB (Arrow Machine
    Co. Ltd. Project) Series 1997
    DN (First Merit Bank N.A.
    LOC)
    3.65%(b)                          01/09/06            1,335          1,335,000
  Montgomery County Healthcare
    Facilities RB Series 2002 DN
    (Bank One N.A. LOC)
    3.65%(b)                          01/09/06            2,500          2,500,000
  North Canton GO Series 2005
    BAN
    4.00%(b)                          01/09/06              500            503,059
  North Olmsted GO Series 2005
    BAN
    3.15%                             05/03/06              875            875,828
  Ohio Building Authority RB
    (Merrill Lynch P-Floats Trust
    Receipts) Series 2005-2937
    DN (FSA Insurance Merrill
    Lynch SBPA) (A-1)
    3.54%(b)(c)                       01/09/06            3,000          3,000,000
  Ohio Environmental
    Improvement RB (Newark
    Group Industries, Inc. Project)
    Series 1996 AMT DN (Chase
    Manhattan LOC) (A-1)
    3.53%(b)                          01/09/06            6,000          6,000,000
  Ohio Higher Educational Facility
    Community RB Series 2000C
    DN (Fifth Third Bank N.A.
    LOC)
    3.61%(b)                          01/09/06              495            495,000
  Ohio Higher Educational Facility
    RB (Cedarville University
    Project) Series 2004 DN
    (KeyBank N.A. LOC)
    3.59%(b)                          01/09/06            1,235          1,235,000

20

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
               OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
  Ohio Housing Finance Agency
    Mortgage RB (Wachovia
    Merlots Trust Receipts) Series
    2001A-78 DN (Wachovia Bank
    N.A. LOC) (VMIG-1)
    3.59%(b)(c)                       01/09/06           $1,715         $1,715,000
  Ohio Housing Finance Agency
    Mortgage RB Series 2001
    AMT DN (Bank of America
    N.A. LOC) (VMIG-1)
    3.63%(b)(c)                       01/09/06            1,550          1,550,000
  Ohio Housing Finance Agency
    Mortgage RB Series 2004D
    AMT DN (Federal Home Loan
    Bank SBPA) (VMIG-1)
    3.53%(b)                          01/09/06            1,250          1,250,000
  Ohio Housing Finance Agency
    Multi Family Housing RB
    (Lincoln Park Assoc. Project)
    Series 1985 MB (Bank One
    N.A. LOC) (MIG-1)
    3.50%                             05/01/06            1,600          1,600,000
  Ohio Housing Finance Agency
    RB (Clipper Tax-Exempt
    Certificates Trust Project)
    Series 2004-08 AMT DN
    (Lloyds Bank SBPA) (VMIG-1)
    3.63%(b)(c)                       01/09/06            9,231          9,231,000
  Ohio IDRB (Ashley Ward, Inc.
    Project) Series 1997 AMT DN
    (Fifth Third Bank N.A. LOC)
    3.64%(b)                          01/09/06              470            470,000
  Ohio PCRB (Ross Incineration
    Project) Series 2000-1 AMT
    DN (Bank One N.A. LOC)
    3.68%(b)                          01/09/06            1,380          1,380,000
  Ohio State Solid Waste
    (Republic Services, Inc.
    Project) Series 2005 DN (A-2)
    3.85%(b)                          01/09/06            1,000          1,000,000
  Pepper Pike City GO Series
    2005 BAN
    3.00%                             06/22/06              396            396,363
  Portage County IDRB (Action
    Super Abrasive Project) Series
    1996 AMT DN (National City
    Bank N.A. LOC)
    3.76%(b)                          01/09/06              765            765,000
  Portage County IDRB
    (Bauer/Hibbard Properties Ltd.
    Project) Series 1998 DN
    (National City Bank N.A. LOC)
    3.75%(b)                          01/09/06              805            805,000
  Putnam County Health Care
    Facilities RB (Hilty Memorial
    Home Project) Series 2004
    DN (LaSalle Bank N.A. LOC)
    3.60%(b)                          01/09/06            3,495          3,495,000
  Richland County GO Series
    2005 BAN
    3.25%                             03/29/06              965            966,455

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
    4.00%                             08/08/06           $  475         $  477,906
  Rickenbacker Port Authority RB
    (P-Float Trust Receipts) Series
    2004 PT-2453 AMT DN
    (Merrill Lynch Guaranty)
    (F-1+)
    3.64%(b)(c)                       01/09/06            5,180          5,180,000
  St. Mary's GO Series 2005 BAN
    3.30%                             09/14/06              500            500,848
  Stark County IDRB (Thakar
    Properties LLC Project) Series
    2002 AMT DN (National City
    Bank N.A. LOC)
    3.65%(b)                          01/09/06            3,600          3,600,000
  Strongsville IDRB (Web Plastics
    Co. Project) Series 1997 DN
    (National City Bank N.A. LOC)
    3.75%(b)                          01/09/06              580            580,000
  Summit County IDRB (Flutes
    LLC Project) Series 2002 AMT
    DN (Marshall & Ilsley Bank
    LOC)
    3.65%(b)                          01/09/06            2,490          2,490,000
  Summit County IDRB (Jendrisak
    Properties Project) Series
    2001 AMT DN (First Merit
    Bank N.A. LOC)
    3.82%(b)                          01/09/06            2,020          2,020,000
  Summit County IDRB (KB
    Compost Services, Inc.
    Project) Series 2001 AMT DN
    (KeyBank N.A. LOC)
    3.66%(b)                          01/09/06            1,600          1,600,000
  Summit County IDRB (Sigma
    Properties Project) Series
    2000A AMT DN (National City
    Bank N.A. LOC)
    3.70%(b)                          01/09/06              965            965,000
  Summit County IDRB (Waltco
    Truck Equipment Project)
    Series 1988 AMT MB
    (Skandinaviska Enskilda LOC)
    3.40%                             01/15/06              360            360,000
  Summit County Port Authority
    RB (Meadow Lane Building
    LLC Project) Series 2003A
    AMT DN (KeyBank N.A. LOC)
    3.66%(b)                          01/09/06            2,500          2,500,000
  Toledo Multi Family Housing RB
    (Cherrywood Apartments
    Project) Series 2001 AMT DN
    (KeyBank N.A. LOC)
    3.66%(b)                          01/09/06            2,705          2,705,000
  Trumbull County IDRB (Ellwood
    Engineered Project) Series
    2004 AMT DN (KeyBank N.A.
    LOC)
    3.66%(b)                          01/09/06            1,700          1,700,000

                                                                              21

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
               OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                      PAR
                                       MATURITY      (000)         VALUE
                                      ----------   --------   --------------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
  Trumbull County IDRB (United
    Steel Service, Inc. Project)
    Series 2000B AMT DN (Bank
    One N.A. LOC)
    3.76%(b)                          01/09/06     $ 310      $   310,000
  University of Cincinatti RB
    Series 2004 DN (AMBAC
    Insurance, Bayerische
    Landesbank Girozentrale
    SBPA) (A-1+, VMIG-1)
    3.50%(b)                          01/09/06       700          700,000
  University of Toledo RB (Societe
    Generale Trust Receipts)
    Series 2001 SGA-125 DN
    (FGIC Insurance, Societe
    Generale Liquidity Facility)
    (A-1+)
    3.58%(b)                          01/09/06     3,500        3,500,000
  Western Reserve Housing
    Development Corp. Economic
    RB (Trumbull Metropolitan
    Housing Project) Series 2003
    DN (KeyBank N.A. LOC)
    3.67%(b)                          01/09/06     3,460        3,460,000
  Wood County Economic
    Development RB (Hammill
    Manufacturing Co. Project)
    Series 2000 AMT DN (Sky
    Bank LOC)
    4.49%(b)                          01/09/06     1,660        1,660,000
  Wood County Economic
    Development RB (Precision
    Aggregate II Project) Series
    1996 AMT DN (Mid American
    National Banking & Trust
    LOC)
    4.49%(b)                          01/09/06     1,720        1,720,000
  Wood County Economic
    Development RB (Sun Seed
    Holding Co., Inc. Project)
    Series 2001A AMT DN (Sky
    Bank LOC)
    4.49%(b)                          01/09/06     1,365        1,365,000
  Wood County Economic
    Development RB (Toledo
    Electrical Joint Apprenticeship
    & Training Fund Project)
    Series 2000 DN (Sky Bank
    LOC)
    4.49%(b)                          01/09/06       780          780,000
  Wood County IDRB (TMT
    Leasing LLC Project) Series
    2004 DN (Huntington National
    Bank LOC)
    3.80%(b)                          01/09/06     2,130        2,130,000
                                                              ===========
                                                              144,551,969
                                                              -----------

                                                VALUE
                                           ---------------
TOTAL INVESTMENTS IN SECURITIES -  99.6%
  (Cost $144,551,969(a))                      $144,551,969
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.4%                               557,243
                                              ------------
NET ASSETS - 100.0%                           $145,109,212
                                              ============
-------------------
 (a) Aggregate cost for Federal income tax purposes.
 (b) Rates shown are the rates as of December 31, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of
     December 31, 2005, the Portfolio held 18.1% of its net assets, with a current market value of $26,261,000, in securities restricted as to resale.

22

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                 PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
MUNICIPAL BONDS - 99.8%
Pennsylvania - 98.7%
  Allegheny County Hospital
    Developement Authority RB
    (Health Care Dialysis Clinic
    Project) Series 1997 DN
    (Wachovia Bank LOC) (Aa2)
    3.55%(b)                            01/09/06          $ 2,000         $2,000,000
  Allegheny County IDRB
    (Carnegie Museums
    Pittsburgh Project) Series
    2005 DN (Citizens Bank LOC)
    (Aaa, VMIG-1)
    3.55%(b)                            01/09/06            4,000          4,000,000
  Allegheny County IDRB
    (Commonwealth Development
    Parkway Project) Series
    1994A DN (National City Bank
    N.A. LOC) (Aa3)
    3.57%(b)                            01/09/06            2,400          2,400,000
  Allegheny County IDRB (UPMC
    Health System Project) Series
    2002C DN (Comerica Bank
    N.A. LOC) (A-1)
    3.53%(b)                            01/09/06            1,700          1,700,000
  Berks County IDRB (Beacon
    Container Corp. Project)
    Series 1997A AMT DN
    (Wachovia Bank N.A. LOC)
    (P-1)
    3.67%(b)                            01/09/06              605            605,000
  Berks County IDRB (Tray Pak
    Co. Project) RB Series 2001A
    AMT DN (Wachovia Bank N.A.
    LOC)
    3.67%(b)                            01/09/06            2,485          2,485,000
  Blair County IDRB Series 2003
    AMT DN (Fulton Bank LOC)
    (A-1, VMIG-1)
    3.71%(b)                            01/09/06            2,035          2,035,000
  Bucks County IDRB (LTL Color
    Compounders Project) Series
    1999B DN (Wilmington Trust
    Co. LOC)
    3.67%(b)                            01/09/06              935            935,000
  Cambria County IDA Resource
    Recovery RB (Cambria Cogen
    Co. Project) Series 1998A-2
    AMT DN (Bayerische
    Landesbank Girozentrale
    LOC) (VMIG-1)
    3.65%(b)                            01/09/06           16,000         16,000,000
  Carlisle Area School District GO
    Series 2004-G44 DN (MBIA
    Insurance, J.P. Morgan Chase
    Bank SBPA) (VMIG-1)
    3.55%(b)(c)                         01/09/06            2,030          2,030,000
  Chester County Health &
    Education Facilities
    Retirement Community RB
    (Kendal Crosslands
    Community Project) Series
    2003 DN (Allied Irish Bank
    PLC LOC) (A-1)
    3.56%(b)                            01/09/06            1,965          1,965,000

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Chester County IDRB (RV
    Industrial, Inc. Project) Series
    2001AMT DN (M&T Bank
    Corp. LOC) (A-1)
    3.66%(b)                            01/09/06          $ 3,300         $3,300,000
  Chester County Industrial
    Development Authority
    Student Housing RB
    (University Student Housing
    Limited Project) Series 2003
    DN (Royal Bank of Scotland
    PLC LOC) (VMIG-1)
    3.55%(b)                            01/09/06            3,250          3,250,000
  Crawford County IDRB Series
    2000 AMT DN (National City
    Bank N.A. LOC)
    3.70%(b)                            01/09/06            1,165          1,165,000
  Cumberland County IDRB
    (Lawrence Schiff Silk Co.
    Project) Series 1998 AMT DN
    (Wachovia Bank N.A. LOC)
    3.67%(b)                            01/09/06              755            755,000
  Cumberland County Municipal
    Authority RB (Presbyterian
    Homes Project) Series 2005B
    MB (Radian Insurance,
    Wachovia Bank N.A. LOC)
    (A-1+)
    4.25%                               12/01/06            2,800          2,819,680
  Cumberland County Municipal
    Authority RB (Wesley Affiliated
    Services, Inc. Project) Series
    2005 DN (Sovereign Bancorp
    LOC) (A-1+)
    3.56%(b)                            01/09/06            1,800          1,800,000
  Dauphin County IDRB Series
    2005 AMT DN (Citizens Bank
    LOC) (A-1+)
    3.54%(b)                            01/09/06            4,000          4,000,000
  East Hempfield Township IDRB
    (Herley Industrial, Inc. Project)
    Series 2001 AMT DN (M&T
    Bank Corp. LOC) (A-1)
    3.66%(b)                            01/09/06            2,590          2,590,000
  East Hempfield Township IDRB
    (Herley Industrial, Inc. Project)
    Series 2005 AMT DN (M&T
    Bank Corp. LOC)
    (A-1, VMIG-1)
    3.66%(b)                            01/09/06            2,700          2,700,000
  Erie County IDRB (American
    Turned Products Project)
    Series 1997 AMT DN
    (KeyBank N.A. LOC)
    3.66%(b)                            01/09/06            1,270          1,270,000
  Erie County IDRB (Reed
    Manufacturing Project) Series
    1997 AMT DN (National City
    Bank N.A. LOC)
    3.75%(b)                            01/09/06              200            200,000

                                                                              23

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
           PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Fayette County IDRB (Dynamic
    Material Corp. Project) Series
    1998 AMT DN (KeyBank N.A.
    LOC)
    3.66%(b)                          01/09/06           $1,720         $1,720,000
  Franklin County IDRB
    (Chambersburg Hospital
    Project) Series 2000 DN
    (AMBAC Insurance, Wachovia
    Bank N.A. SBPA) (A-1)
    3.61%(b)                          01/09/06            2,050          2,050,000
  Franklin County IDRB (Menno
    Haven Project) Series 2001
    DN (Radian Insurance, Fleet
    National Bank SBPA) (A-1+)
    3.61%(b)                          01/09/06            1,680          1,680,000
  Franklin County IDRB (Precast
    System Project) Series 2001A
    AMT DN (M&T Bank Corp.
    LOC) (A-1)
    3.66%(b)                          01/09/06            1,760          1,760,000
  Greater Latrobe School Authority
    RB (School Building Project)
    Series 1998 MB
    4.45%                             04/01/06              200            201,118
  Horizon Hospital System
    Authority Health & Housing
    Facility RB (St. Paul Homes
    Project) Series 2002 DN (M&T
    Bank Corp. LOC) (VMIG-1)
    3.56%(b)                          01/09/06            7,455          7,455,000
  Horizon Hospital System
    Authority Health & Housing
    Facility RB (St. Paul Homes
    Project) Series 2005 DN (M&T
    Bank Corp. LOC) (A-1+)
    3.56%(b)                          01/09/06            7,900          7,900,000
  Indiana County IDRB
    (Conemaugh Project) Series
    1997A AMT DN (Bank One
    N.A.) (VMIG-1)
    3.58%(b)                          01/09/06            7,400          7,400,000
  Lackawanna County IDRB (Herff
    Jones, Inc. Project) Series
    2001 AMT DN (National City
    Bank N.A. LOC)
    3.65%(b)                          01/09/06            2,800          2,800,000
  Lancaster County Hospital
    Authority RB (Health Center
    Luthercare Project) Series
    1999 DN (M&T Bank Corp.
    LOC) (A-1)
    3.56%(b)                          01/09/06            5,085          5,085,000
  Lancaster County Hospital
    Authority RB (Lancaster
    General Hospital Project)
    Series 2002 DN (Fulton Bank
    LOC) (VMIG-1)
    3.66%(b)                          01/09/06            4,000          4,000,000
  Lancaster County Hospital
    Authority RB (Landis Homes
    Retirement Community
    Project) Series 2002 DN (M&T
    Bank Corp. LOC) (A-1)
    3.56%(b)                          01/09/06            4,510          4,510,000

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Lancaster County Hospital
    Authority RB (Quarryville
    Presbyterian Project) Series
    2000 DN (M&T Bank Corp.
    LOC) (A-1)
    3.56%(b)                          01/09/06           $3,175         $3,175,000
  Lancaster County IDRB (Clean
    Creek Partners Project) Series
    2000 AMT DN (M&T Bank
    Corp. LOC) (A-1)
    3.66%(b)                          01/09/06            5,030          5,030,000
  Lancaster County IDRB (D&P
    Skibo LLC Project) Series
    2001 AMT DN (Wachovia
    Bank N.A. LOC)
    3.67%(b)                          01/09/06            1,485          1,485,000
  Lancaster County IDRB (John F.
    Martin & Sons Project) Series
    2001 AMT DN (Fulton Bank
    LOC) (A-2)
    3.76%(b)                          01/09/06              700            700,000
  Lancaster County IDRB (Miller
    Building Systems Project)
    Series 1998 AMT DN (Bank
    One N.A. LOC)
    3.68%(b)                          01/09/06            1,500          1,500,000
  Lancaster County IDRB
    (Oakfront LP Project) Series
    2001 AMT DN (M&T Bank
    Corp. LOC) (A-2, P-1)
    3.66%(b)                          01/09/06            2,180          2,180,000
  Lawrence County IDRB (L&N
    Metallurgical Products Project)
    Series 1996 AMT DN (Banque
    Nationale de Paribas LOC)
    3.80%(b)                          01/09/06            3,990          3,990,000
  Lawrence County IDRB (Villa
    Maria Project) Series 2003 DN
    (Allied Irish Bank PLC LOC)
    (VMIG-1)
    3.54%(b)                          01/09/06            5,345          5,345,000
  Lebanon County Health Facility
    RB (Cornwall Manor Project)
    Series 2002 DN (Radian
    Insurance, Fleet National Bank
    SPBA) (A-1+)
    3.61%(b)                          01/09/06            5,100          5,100,000
  Lebanon County Health Facility
    RB (Evangelican Long Church
    Retirement Village Project)
    Series 2000 DN (Northern
    Trust LOC) (A-1+)
    3.56%(b)                          01/09/06            2,900          2,900,000
  Montgomery County Higher
    Education & Health Authority
    RB (Liberty Lutheran Services
    Project) Series 2004 DN
    (Bank of America N.A. LOC)
    (A-1+)
    3.50%(b)                          01/09/06            1,745          1,745,000

24

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
           PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Montgomery County Higher
    Education & Health Authority
    RB (Pennsylvania Higher
    Education & Health Loan
    Project) Series 1996A DN
    (M&T Bank Corp. LOC) (A-2)
    3.59%(b)                         01/09/06           $2,800         $2,800,000
  Montgomery County IDRB
    (Apple Fresh Foods Ltd.
    Project) Series 1996 AMT DN
    (Wachovia Bank N.A. LOC)
    (VMIG-1)
    3.65%(b)                         01/09/06              650            650,000
  Montgomery County IDRB
    (Philadelphia Presbyterian
    Homes Project) Series 2005A
    DN (Wachovia Bank N.A.
    LOC) (A-1+, VMIG-1)
    3.40%(b)                         01/09/06              500            500,000
  North Pocono School District GO
    Series 2003-8 DN
    (ABN-AMRO Bank N.V. SBPA,
    FGIC Insurance) (F-1+)
    3.54%(b)(c)                      01/09/06              695            695,000
  Northampton County IDRB
    (Bethlehem Contracting
    Project) Series 2001A AMT
    DN (M&T Bank Corp. LOC)
    (A-1)
    3.66%(b)                         01/09/06            3,440          3,440,000
  Northampton County IDRB
    (Trent Family Partnership
    Project) Series 2002 AMT DN
    (Wachovia Bank N.A. LOC)
    3.67%(b)                         01/09/06            1,980          1,980,000
  Pennsylvania Economic
    Development Financing
    Authority RB (Homewood
    Retirement Project) Series
    1992E DN (M&T Bank Corp.
    LOC) (VMIG-1)
    3.43%(b)                         01/09/06            4,575          4,575,000
  Pennsylvania Economic
    Development Financing
    Authority RB (Material
    Technology Project) Series
    2000D AMT DN (Wachovia
    Bank N.A. LOC)
    3.62%(b)                         01/09/06              800            800,000
  Pennsylvania Economic
    Development Financing
    Authority RB (Merrill Lynch
    P-Float Trust Receipts) Series
    2004 PA-1282 DN (Merrill
    Lynch & Co. LOC) (A-1)
    3.58%(b)                         01/09/06            5,000          5,000,000
  Pennsylvania Economic
    Development Financing
    Authority RB (Sunoco, Inc.
    Project) Series 2004A AMT
    DN (Sunoco, Inc. Guaranty)
    (A-2, P-2)
    3.60%(b)                         01/09/06            4,700          4,700,000

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Pennsylvania Energy
    Development Authority RB
    (B&W Ebensburg Project)
    Series 1988 DN (Swiss Bank
    LOC) (A-1+, VMIG-1)
    3.54%(b)                         01/09/06           $1,000         $1,000,000
  Pennsylvania Higher Educational
    Assistance Agency Student
    Loan RB Series 1988A AMT
    DN (Student Loan Marketing
    Association Guaranty,
    Westdeutsche Landesbank
    Gironzentrale SBPA)
    (A-1+, VMIG-1)
    3.43%(b)                         01/09/06            1,300          1,300,000
  Pennsylvania Higher Educational
    Assistance Agency Student
    Loan RB Series 1988E AMT
    DN (Lloyds Bank LOC, Merrill
    Lynch Capital Services SBPA)
    (A-1+, VMIG-1)
    3.43%(b)                         01/09/06              300            300,000
  Pennsylvania Higher Educational
    Assistance Agency Student
    Loan RB Series 1994A AMT
    DN (Student Loan Marketing
    Association Guaranty)
    (A-1+, VMIG-1)
    3.43%(b)                         01/09/06            3,900          3,900,000
  Pennsylvania Higher Educational
    Assistance Agency Student
    Loan RB Series 1997A AMT
    DN (Dexia Credit Local SBPA)
    (A-1+, VMIG-1)
    3.60%(b)                         01/09/06            2,300          2,300,000
  Pennsylvania Higher Educational
    Assistance Agency Student
    Loan RB Series 2001A AMT
    DN (AMBAC Insurance)
    (A-1+, VMIG-1)
    3.60%(b)                         01/09/06            1,000          1,000,000
  Pennsylvania Higher Educational
    Assistance Agency Student
    Loan RB Series 2001B AMT
    DN (Multiple LOCs) (VMIG-1)
    3.56%(b)                         01/09/06            4,200          4,200,000
  Pennsylvania Higher Educational
    Assistance Agency Student
    Loan RB Series 2002A AMT
    DN (FSA Insurance)
    (A-1+, VMIG-1)
    3.60%(b)                         01/09/06            6,600          6,600,000
  Pennsylvania Higher Educational
    Facilities Authority RB
    (Association of Independent
    Colleges & Universities
    Project) Series 2004M-3 MB
    (M&T Bank Corp. LOC) (A-1)
    3.20%                            11/01/06            4,000          4,000,000

                                                                              25

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
           PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Pennsylvania Higher Educational
    Facilities Authority RB
    (Lycoming College Project)
    Series 2003 MB (Allied Irish
    Bank PLC Liquidity Facility)
    (MIG-1)
    3.20%                              11/01/06          $ 5,500         $ 5,500,000
  Pennsylvania Higher Educational
    Facilities Authority RB (Merrill
    Lynch P-Float Trust Receipts)
    Series 2004 MT-042 DN
    (Lloyds Bank LOC, Merrill
    Lynch Capital Services SBPA)
    (F-1+)
    3.57%(b)(c)                        01/09/06           20,300          20,300,000
  Pennsylvania Higher Educational
    Facilities Authority RB (Merrill
    Lynch P-Float Trust Receipts)
    Series 2005-2498 DN (Merrill
    Lynch Guaranty) (F-1+)
    3.61%(b)(c)                        01/09/06            5,060           5,060,000
  Pennsylvania Higher Educational
    Facilities Authority RB (Mount
    Aloysuis College Project)
    Series 2003 DN (Allied Irish
    Bank PLC LOC) (A-1)
    3.56%(b)                           01/09/06            2,500           2,500,000
  Pennsylvania Higher Educational
    Facilities Authority RB (Mount
    Aloysuis College Project)
    Series 2003 MB (M&T Bank
    Corp. LOC) (MIG-1)
    3.20%                              11/01/06            1,300           1,300,000
  Pennsylvania Higher Educational
    Facilities Authority RB (TOC
    Trust Receipts) Series 2005P
    DN (Goldman Sachs PLC
    Liquidity Facility) (A-1)
    3.55%(b)(c)                        01/09/06            2,500           2,500,000
  Pennsylvania Higher Educational
    Facilities Authority RB Series
    1998 DN (Banque Nationale
    de Paribas LOC) (VMIG-1)
    3.60%(b)                           01/09/06            2,800           2,800,000
  Pennsylvania Housing Finance
    Agency RB (Merrill Lynch
    P-Float Trust Receipts) Series
    2005 MT-163 AMT DN (FSA
    Guaranty, Merrill Lynch Capital
    Services SBPA) (VMIG-1)
    3.58%(b)                           01/09/06            3,605           3,605,000
  Pennsylvania Housing Finance
    Agency RB (Putters Trust
    Receipts) Series 2005-1213
    DN (J.P. Morgan Chase Bank
    LOC) (VMIG-1)
    3.58%(b)(c)                        01/09/06            2,390           2,390,000
  Pennsylvania Housing Finance
    Agency Single Family
    Mortgage RB (Landesbank
    Hessen P-Float Trust
    Receipts) Series 2004-82B
    AMT DN (Landesbank
    Hessen-Thuringen
    Girozentrale LOC)
    (A-1+, VMIG-1)
    3.53%(b)                           01/09/06            2,450           2,450,000

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Pennsylvania Housing Finance
    Agency Single Family
    Mortgage RB (Landesbank
    Hessen P-Float Trust
    Receipts) Series 2004-83B
    AMT DN (Landesbank Hessen
    SBPA) (A-1+, VMIG-1)
    3.42%(b)                           01/09/06          $12,310         $12,310,000
  Pennsylvania Housing Finance
    Agency Single Family
    Mortgage RB Series 2004-83C
    AMT DN (Landesbank
    Hessen-Thuringen
    Girozentrale LOC)
    3.42%(b)                           01/09/06            4,300           4,300,000
  Pennsylvania Housing Finance
    Agency Single Family
    Mortgage RB Series 2005-87C
    AMT DN (Depfa Bank PLC
    SBPA) (A-1+, VMIG-1)
    3.42%(b)                           01/09/06           12,300          12,300,000
  Pennsylvania Infrastructure
    Investment Authority RB
    (Putters Trust Receipts) Series
    2005-1216 DN (J.P. Morgan
    Chase Bank LOC) (VMIG-1)
    3.20%(b)                           01/09/06           11,640          11,640,000
  Pennsylvania State GO Second
    Series 2003 DN (Wachovia
    Bank N.A. LOC) (VMIG-1)
    3.54%(b)(c)                        01/09/06            2,955           2,955,000
  Pennsylvania State Turnpike
    Commission RB (ABN-AMRO
    Munitops Trust Certificates)
    Series 2004-9 MB (AAA, Aaa)
    3.54%(c)                           01/05/06           13,435          13,435,000
  Philadelphia Airport RB (Merrill
    Lynch P-Float Trust Receipts)
    Series 2005-3077 AMT DN
    (MBIA Insurance, Merrill Lynch
    Capital Services SBPA)
    3.59%(b)(c)                        01/09/06            1,000           1,000,000
  Philadelphia Authority IDRB
    (Airport Project) Series
    1998P-1 AMT DN (FGIC
    Insurance, Bank of America
    N.A. SBPA) (A-1+)
    3.66%(b)(c)                        01/09/06            5,000           5,000,000
  Philadelphia Authority IDRB
    (Airport Project) Series 2005C
    AMT DN (MBIA Insurance)
    (A-1+, VMIG-1)
    3.63%(b)                           01/09/06            9,000           9,000,000
  Philadelphia Authority IDRB
    (Inglis Housing Project) Series
    1997 MB (Morgan Guaranty
    Trust LOC) (A-1+)
    2.70%                              01/03/06           11,000          10,999,648
  Philadelphia Authority IDRB
    (Universal Community Homes
    Project) Series 2003 DN
    (Wachovia Bank N.A. LOC)
    3.62%(b)                           01/09/06            2,480           2,480,000
  Philadelphia GO Series 2003A
    MB (AAA)
    4.00%                              02/15/06              375             375,634

26

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
           PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Philadelphia Hospitals & Higher
    Education Facilities Authority
    RB (Temple University Health
    Project) Series 2005A DN
    (Wachovia Bank N.A. LOC)
    (A-1+, VMIG-1)
    3.43%(b)                          01/09/06          $ 5,500         $5,500,000
  Philadelphia Redevelopment
    Authority RB Series 2005 AMT
    DN (FGIC Insurance)
    (Deutsche Bank Liquidity
    Facility) (F1+)
    3.56%(b)(c)                       01/09/06           10,310         10,310,000
  Philadelphia School District GO
    Series 1999 MB (MBIA
    Insurance)
    5.25%                             03/01/06              170            170,689
  Philadelphia School District GO
    Series 2005 DN (AMBAC
    Insurance)
    3.54%(b)(c)                       01/09/06            5,305          5,305,000
  Philadelphia Water RB
    (ABN-AMRO Munitops Trust
    Certificates) Series 2005-15
    AMT MB (FSA Insurance,
    ABN-AMRO Bank N.V. SBPA)
    (F-1+)
    3.21%(c)                          03/30/06            7,000          7,000,000
  Pittsburgh Water & Sewer
    Systems RB (Merrill Lynch
    P-Float Trust Receipts) Series
    2005-71 DN (Merrill Lynch
    Capital Services SBPA, Merrill
    Lynch & Co. Guaranty)
    3.59%(b)(c)                       01/09/06            5,725          5,725,000
  Scranton Lackawanna Health &
    Welfare Authority RB
    (Wachovia Merlots Trust
    Receipts) Series 2002A-18 DN
    (Wachovia Bank N.A. LOC)
    (VMIG-1)
    3.54%(b)(c)                       01/09/06            2,550          2,550,000
  Southcentral General Authority
    RB (York Cerebral Palsy
    Home Project) Series 2000
    DN (Fulton Bank LOC) (A-1)
    3.66%(b)                          01/09/06            3,600          3,600,000
  Southcentral General Authority
    RB Series 2003 DN (AMBAC
    Insurance, RBC Centura Bank
    SBPA) (A-1)
    3.56%(b)                          01/09/06            8,000          8,000,000
  Southeastern Pennsylvania
    Transportation Authority
    Municipal Securities Trust
    Certificates RB (Bear Stearns
    Municipal Trust Certificates)
    Series 2001-9016A DN (FGIC
    Insurance) (A-1)
    3.58%(b)(c)                       01/09/06              575            575,000

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Southeastern Pennsylvania
    Transportation Authority
    Municipal Securities Trust
    Certificates RB (Bear Stearns
    Municipal Trust Certificates)
    Series 2001-9022 DN (FGIC
    Insurance) (A-1)
    3.58%(b)(c)                       01/09/06          $   100         $  100,000
  State Public School Building
    Authority RB (Parkland School
    District Project) Series 1999D
    DN (FGIC Insurance) (A-1)
    3.56%(b)                          01/09/06            1,000          1,000,000
  State Public School Building
    Authority RB (Philadelphia
    School District Project) Series
    2003-24 DN (FSA Insurance,
    ABN-AMRO Bank N.V. SBPA)
    (VMIG-1)
    3.54%(b)(c)                       01/09/06            2,145          2,145,000
  State Public School Building
    Authority RB (Wachovia
    Merlots Trust Receipts) Series
    2004A-1 DN (FSA Insurance,
    Wachovia Bank N.A. LOC)
    (VMIG-1)
    3.54%(b)(c)                       01/09/06            3,625          3,625,000
  Union County Hospital Authority
    RB (Evangelical Community
    Hospital Project) Series 2001
    MB (Fleet National Bank
    SPBA, Radian Insurance)
    (A-1)
    2.45%                             02/01/06            7,500          7,500,000
  Union County IDRB (Stabler
    Cos., Inc. Project) Series 2001
    AMT DN (M&T Bank Corp.
    LOC) (A-1)
    3.66%(b)                          01/09/06            7,205          7,205,000
  Upper St. Clair Township GO
    Series 2002 MB (FSA
    Insurance, ABN-AMRO Bank
    N.V. SBPA) (AAA, MIG-1)
    2.88%(b)(c)                       02/23/06            9,650          9,650,000
  Venango IDRB (Scrubgrass
    Power Corp.) TECP (Dexia
    Bank LOC) (A-1+, P-1)
    3.19%                             02/08/06           23,094         23,094,000
    3.21%                             02/08/06           17,096         17,096,000
  Washington County Authority RB
    (Girard Estate Refunding
    Project) Series 1999 DN
    (Chase Manhattan LOC)
    (A-1+)
    3.58%(b)                          01/09/06            3,370          3,370,000

                                                                              27

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
           PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                      PAR
                                       MATURITY      (000)          VALUE
                                      ----------   ---------   --------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Westmoreland County IDRB
    (Industrial Development
    McCutcheon Enterprise
    Project) Series 1999 AMT DN
    (National City Bank N.A. LOC)
    3.65%(b)                          01/09/06     $1,860      $ 1,860,000
  Westmoreland County IDRB
    (Redstone Retirement Project)
    Series 2005B DN (Sovereign
    Bank LOC, Bank of Nova
    Scotia LOC) (A-1+)
    3.54%(b)                          01/09/06      2,000        2,000,000
  York County Hospital Authority
    RB (Homewood Retirement
    Centers of The United Church
    of Christ, Inc. Project) Series
    1990 DN (M&T Bank Corp.
    LOC) (VMIG-1)
    3.43%(b)                          01/09/06      4,950        4,950,000
  York County IDRB (Allied-Signal,
    Inc. Project) Series 1993 DN
    (FGIC Insurance) (A-1)
    3.66%(b)                          01/09/06      1,000        1,000,000
  York County IDRB (Interstate
    Holdings Co. Project) Series
    2003 AMT DN (Wachovia
    Bank N.A. Liquidity Facility)
    3.67%(b)                          01/09/06      1,290        1,290,000
  York County IDRB (Raich Family
    Limited Partner Project) Series
    2000 AMT DN (M&T Bank
    Corp. LOC) (A-1)
    3.66%(b)                          01/09/06      2,560        2,560,000
  York County IDRB (York Sheet
    Metal, Inc. Project) Series
    1998 DN (Wachovia Bank
    N.A. LOC)
    3.53%(b)                          01/09/06      2,450        2,450,000
  York General Authority RB
    (Strand Capitol Performing
    Arts Center Project) Series
    2002 DN (M&T Bank Corp.
    LOC) (A-2)
    3.59%(b)                          01/09/06      3,800        3,800,000
                                                               ===========
                                                               467,086,769
                                                               -----------
Puerto Rico - 1.1%
  Commonwealth of Puerto Rico
    Infrastructure Financing
    Authority Merlots RB Series
    2005A-21 MB (Wachovia Bank
    LOC) (VMIG-1)
    3.32%(c)                          11/15/06      5,000        5,000,000
                                                               -----------

TOTAL INVESTMENTS IN SECURITIES - 99.8%
  (Cost $472,086,769(a))                     472,086,769
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.2%                           1,035,848
                                            ------------
NET ASSETS - 100.0%                         $473,122,617
                                            ============
-------------------
 (a) Aggregate cost for Federal income tax purposes.
 (b) Rates shown are the rates as of December 31, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of
     December 31, 2005, the Portfolio held 22.7% of its net assets, with a current market value of $107,350,000, in securities restricted as to resale.

28

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                   VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
MUNICIPAL BONDS - 99.6%
Virginia - 95.8%
  Alexandria IDRB (Association for
    Supervision & Curriculum
    Development Project) Series
    1997 DN (Wachovia Bank
    N.A. LOC) (A-1)
    3.52%(b)                            01/09/06           $  300         $ 300,000
  Alexandria IDRB (YMCA of
    Billings Project) Series 1998
    DN (M&T Bank Corp. LOC)
    (A-1)
    3.46%(b)                            01/09/06            1,700         1,700,000
  Arlington County IDRB
    (Woodbury Park Project)
    Series 2005A DN (Federal
    Home Loan Mortgage Liquidity
    Facility) (AAA, VMIG-1)
    3.51%(b)                            01/09/06              500           500,000
  Chesapeake Bay Bridge &
    Tunnel Commonwealth District
    RB (Wachovia Merlots Trust
    Receipts) Series 2003 DN
    (MBIA Insurance, Wachovia
    Bank N.A. Liquidity Facility)
    (VMIG-1)
    3.54%(b)(c)                         01/09/06              500           500,000
  Chesterfield County IDRB
    (Merrill Lynch P-Float Trust
    Receipts) Series 2004
    PT-2133 DN (Merrill Lynch &
    Co. Guaranty, Merrill Lynch
    Capital Services SBPA)
    (F-1+, AA-)
    3.60%(b)(c)                         01/09/06            1,250         1,250,000
  Fairfax County Economic
    Development Authority RB
    (Citibank Trust Receipts)
    Series 2003-4024 DN
    (Citibank Liquidity Facility)
    (VMIG-1)
    3.56%(b)(c)                         01/09/06              700           700,000
  Fairfax County GO Series
    2005-1036 DN (Morgan
    Stanley Group Liquidity
    Facility) (AAA, F-1+)
    3.55%(b)(c)                         01/09/06            1,045         1,045,000
  Fairfax County IDRB (Inova
    Health Systems Project)
    Series 2000 DN (Inova Health
    System Liquidity Facility)
    (A-1+, VMIG-1)
    3.45%(b)                            01/09/06            1,250         1,250,000
  Harrisonburg IDRB (Rockingham
    Memorial Hospital Project)
    Series 2005 DN (Suntrust
    Bank LOC) (VMIG-1)
    3.52%(b)                            01/09/06              500           500,000
  Loudoun County IDRB (Hill
    School Project) Series 2002
    DN (SunTrust Bank LOC)
    (AA-, A-1+)
    3.55%(b)                            01/09/06            1,100         1,100,000
  Loudoun County IDRB (Howard
    Hughes Medical Institute
    Project) Series 2003D DN
    (A-1+, VMIG-1)
    3.52%(b)                            01/09/06              900           900,000

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Virginia (Continued)
  Loudoun County IDRB (Howard
    Hughes Medical Institute
    Project) Series 2003F DN
    (A-1+, VMIG-1)
    3.48%(b)                            01/09/06           $  100         $ 100,000
  Prince William County GO
    Series 2005 TECP
    (A-2, MIG-1)
    3.26%                               02/09/06              200           200,000
  Richmond GO Series 2005-1189
    DN (FSA Insurance, Morgan
    Stanley Liquidity Facility) (A-1)
    3.55%(b)(c)                         01/09/06            1,200         1,200,000
  Richmond IDRB (Diocese of
    Virginia Church School
    Project) Series 2001 DN
    (SunTrust Bank LOC)
    (VMIG-1)
    3.80%(b)                            01/03/06              400           400,000
  Richmond Public Improvement
    GO Series 1993A MB
    5.30%                               01/15/06            1,000         1,001,018
  Tobacco Settlement Financing
    Corp. RB (Merrill Lynch
    P-Float Trust Receipts) Series
    2005 PA-1303 DN (Merrill
    Lynch & Co. Guaranty, Merrill
    Lynch Capital Services SBPA)
    (F-1+)
    3.59%(b)(c)                         01/09/06            3,050         3,050,000
  Tobacco Settlement Financing
    Corp. RB (Merrill Lynch
    P-Float Trust Receipts) Series
    2005 PA-1341 DN (Merrill
    Lynch Insured, Merrill Lynch
    LOC) (F-1+)
    3.57%(b)(c)                         01/09/06            1,500         1,500,000
  University of Virginia RB
    (Wachovia Merlots Trust
    Receipts) Series 2003B-31 DN
    (Wachovia Bank N.A. SBPA)
    (VMIG-1)
    3.54%(b)(c)                         01/09/06              900           900,000
  Virginia Beach Development
    Authority IDRB (Ocean Ranch
    Motel Corp. Project) Series
    1998 DN (Branch Banking &
    Trust Co. LOC) (VMIG-1)
    3.55%(b)                            01/09/06              800           800,000
  Virginia College Building
    Authority RB Series 2003-379
    DN (J.P. Morgan Chase Bank
    LOC) (A-1+)
    3.55%(b)(c)                         01/09/06            1,895         1,895,000
  Virginia Public Building Authority
    RB Series 2004 ROCS-RR-
    II-6027 DN (Citibank Liquidity
    Facility) (A-1+, AA+)
    3.56%(b)(c)                         01/09/06              995           995,000
  Virginia Public School Authority
    Clipper Tax Exempt
    Certificates Trust RB Series
    2005-38 DN (State Street
    Bank & Trust SBPA) (VMIG-1)
    3.55%(b)(c)                         01/09/06            1,200         1,200,000

                                                                              29

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
             VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                     PAR
                                      MATURITY      (000)        VALUE
                                     ----------   --------   -------------
MUNICIPAL BONDS (Continued)
Virginia (Continued)
  Virginia Resource Authority
    Clean Water State Revolving
    Fund RB (Merrill Lynch
    P-Float Trust Receipts) Series
    2000 PA-790 DN (Merrill
    Lynch & Co. Guaranty, Merrill
    Lynch Captial Services SBPA)
    (A-1)
    3.53%(b)(c)                      01/09/06     $ 505      $  505,000
  Virginia State Public School
    Authority RB (Trust
    Certificates) Series 2005-26
    DN (IXIS Municipal Products
    Liquidity Facility) (A-1+)
    3.56%(b)                         01/09/06     1,000       1,000,000
  Virginia State Public School
    Authority RB Series 2003 MB
    (AA+, Aa1)
    4.00%                            04/15/06     1,000       1,003,624
  Winchester Authority Residential
    Care Facility IDRB
    (Westminster-Cantenbury
    Project) Series 2005B DN
    (Branch Banking & Trust LOC)
    (VMIG-1)
    3.55%(b)                         01/09/06     1,000       1,000,000
                                                             ==========
                                                             26,494,642
                                                             ----------
Puerto Rico - 3.8%
  Commonwealth of Puerto Rico
    Electric Power Authority RB
    (Goldman Sachs Trust
    Receipts) Series 2002-1 DN
    (MBIA Insurance, Bank of New
    York SBPA) (A-1+)
    3.54%(b)(c)                      01/09/06       800         800,000
  Commonwealth of Puerto Rico
    Infrastructure Financing
    Authority Merlots RB Series
    2005A-21 MB (Wachovia Bank
    LOC) (VMIG-1)
    3.32%(c)                         11/15/06       250         250,000
                                                             ==========
                                                              1,050,000
                                                             ----------

TOTAL INVESTMENTS IN SECURITIES - 99.6%
  (Cost $27,544,642(a))                      27,544,642
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.4%                            120,963
                                            -----------
NET ASSETS - 100.0%                         $27,665,605
                                            ===========
-------------------
 (a) Aggregate cost for Federal income tax purposes.
 (b) Rates shown are the rates as of December 31, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of
     December 31, 2005, the Portfolio held 57.1% of its net assets, with a current market value of $15,790,000, in securities restricted as to resale.

30

                                BLACKROCK FUNDS

                        Key to Investment Abbreviations

  AMBAC   American Municipal Bond Assurance Corp.
  AMT   Alternative Minimum Tax
  BAN   Bond Anticipation Note
  COP   Certificates of Participation
  DN   Demand Note
  FGIC   Financial Guaranty Insurance Co.
  FSA   Financial Security Assurance
  GIC   Guaranteed Investment Contracts
  GO   General Obligation
  IDA   Industrial Development Authority
  IDRB   Industrial Development Revenue Bond
  ISD   Independent School District
  LLC   Limited Liability Co.
  LOC   Letter of Credit
  MB   Municipal Bond
  MBIA   Municipal Bond Insurance Assoc.
  PCRB   Pollution Control Revenue Bond
  PLC   Public Limited Co.
  RB   Revenue Bond
  ROC   Reset Option Certificate
  SBPA   Stand-by Bond Purchase Agreement
  TAN   Tax Anticipation Note
  TECP   Tax-Exempt Commercial Paper
  TOC   Tender Option Certificate
  TRAN   Tax and Revenue Anticipation Note
  XLCA   XL Capital Assurance

The ratings provided by Moody's Investors Service, Inc. and Standard & Poor's
Ratings Service of the investments in the various Portfolios are believed to be the most recent ratings available at December 31, 2005.

                                                                              31

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                        BLACKROCK STRATEGIC PORTFOLIO I

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                              MATURITY   PAR (000)     VALUE
                                             ----------- ---------- -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 7.1%
   U.S. Treasury Notes
       3.50%(b).............................    12/15/09 $    2,800 $ 2,712,827
       4.25%................................ 10/10-08/15      1,365   1,355,316
       4.50%................................    11/15/15        570     574,676
                                                                    ===========
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
  (Cost $4,712,703).........................                          4,642,819
                                                                    -----------
CORPORATE BONDS - 4.9%
   General Electric Capital Corp., Senior
     Unsubordinated Notes (NZD) 6.50%
   (Cost $3,272,700)........................    09/28/15      4,680   3,152,738
                                                                    -----------
FOREIGN BONDS - 61.4%
Canada - 4.9%
   Province of Ontario, Unsecured
   Notes (NZD)
       6.25%................................    06/16/15      4,700   3,160,612
       6.75%(c).............................    11/09/15         70      48,306
                                                                    ===========
                                                                      3,208,918
                                                                    -----------
Germany - 15.3%
   Bundesrepublic Deutschland (EUR)
       4.00%................................    01/04/37      7,800   9,969,432
                                                                    -----------
Japan - 23.8%
   Japan Government Bonds (JPY)
       0.20%................................    09/20/07  1,825,000  15,469,829
                                                                    -----------
Mexico - 8.3%
   Mexican Fixed Rate Bonds (MXP)
       9.00%................................    12/22/11     12,760   1,249,874
       8.00%................................    12/19/13     37,470   3,476,894
       9.50%................................    12/18/14      6,450     654,027
                                                                    ===========
                                                                      5,380,795
                                                                    -----------
Netherlands - 4.3%
   Kingdom of Netherlands Bonds (EUR)
       4.00%................................    01/15/37      2,200   2,802,254
                                                                    -----------
New Zealand - 4.8%
   Government of New Zealand (NZD)
       6.00%................................    04/15/15      4,500   3,138,203
                                                                    -----------
TOTAL FOREIGN BONDS.........................
  (Cost $39,896,286)........................                         39,969,431
                                                                    -----------

                                    Page 1

                                                        PAR/SHARES
                                                          (000)       VALUE
                                                        ---------- -----------
SHORT TERM INVESTMENTS - 26.8%
   Federal Home Loan Mortgage Corp., Discount
     Notes
       3.50%(d)............................... 01/03/06  $14,500   $14,497,181
   Galileo Money Market Fund..................             2,977     2,976,690
                                                                   ===========
TOTAL SHORT TERM INVESTMENTS
   (Cost $17,473,871).........................                      17,473,871
                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES - 100.2%
   (Cost $65,355,560(a))......................                      65,238,859
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (0.2)%.............................                        (112,750)
                                                                   -----------
NET ASSETS - 100.0%...........................                     $65,126,109
                                                                   ===========
--------
(a)Cost for Federal income tax purposes is $65,358,422. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation..................................... $ 1,319,786
Gross unrealized depreciation.....................................  (1,439,349)
                                                                   -----------
                                                                   $  (119,563)
                                                                   ===========

(b)Securities, or a portion thereof, pledged as collateral with a value of
   $1,453,305 on 185 short Euro Bobl futures contracts expiring March 2006. The value of such contracts on December 31, 2005 was $24,634,667, with an unrealized gain of $30,545 (including commissions of $436).

(c)Rates shown are the rates as of December 31, 2005.

(d)The rate shown is the effective yield on the discount notes at the time of purchase.

KEY TO INVESTMENT ABBREVIATIONS

EUR Euro
JPY Japanese Yen
MXP Mexican Peso
NZD New Zealand Dollar

                                    Page 2

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                           ENHANCED INCOME PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                                                PAR
                                                      MATURITY                 (000)                VALUE
                                               ----------------------   ------------------   -------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 16.3%
  Federal Home Loan Mortgage
    Corp., Unsecured Notes
     5.25%                                              01/15/06              $1,725         $1,725,309
     1.88%                                              02/15/06                 900            897,119
  Federal National Mortgage
    Association
     2.77%(b)                                           12/29/06                 275            269,725
  Federal National Mortgage
    Association, Unsecured Notes
     2.75%                                              05/10/06                 800            794,810
     2.71%                                              01/30/07                 550            538,214
  U.S. Treasury Bonds
    10.38%                                              11/15/12                 325            359,176
  U.S. Treasury Notes
     2.38%                                              08/31/06                 140            138,141
     3.12%                                              01/31/07               1,095          1,079,687
     3.38%                                              02/28/07               2,400          2,370,749
     4.00%(c)                                           08/31/07               1,470          1,460,238
                                                                                             ==========
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $9,677,487)                                                                           9,633,168
                                                                                             ----------
MORTGAGE PASS-THROUGHS - 13.1%
  Federal Home Loan Mortgage
    Corp. ARM
     3.54%(b)                                           05/01/34                 659            634,087
     3.57%(b)                                           07/01/34                 652            640,825
     4.31%(b)                                           11/01/34                 468            458,163
     4.87%(b)                                           05/01/35                 750            738,735
     5.01%(b)                                           09/01/35                 593            588,914
     5.09%(b)                                           10/01/37                 199            200,445
  Federal National Mortgage
    Association
     5.50%                                           12/16-12/20               1,968          1,980,328
  Federal National Mortgage
    Association ARM
     4.87%(b)                                           06/01/35                 444            451,094
     5.33%(b)                                           09/01/35                 400            396,440
     5.04%(b)                                           10/01/35                 392            391,215
  Federal National Mortgage
    Association TBA
     5.00%                                              01/18/21                 800            791,250
  Government National Mortgage
    Association II ARM
     4.12%(b)                                           11/20/29                  63             63,676
     4.50%(b)                                           08/20/31                 117            117,532
  Government National Mortgage
    Association II Hybrid
     3.75%(b)                                           06/20/34                 296            290,927
                                                                                             ==========
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $7,789,370)                                                                           7,743,631
                                                                                             ----------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 0.4%
  Federal National Mortgage
    Association, Series 05-68,
    Class PB
     5.75%
  (Cost $252,135)                                       07/25/35                 245            247,442
                                                                                             ----------

                                                                                PAR
                                                      MATURITY                 (000)                VALUE
                                               ----------------------   ------------------   -------------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 14.5%
  Adjustable Rate Mortgage Trust,
    Series 04-4, Class 5A3
     4.75%(b)                                           03/25/35              $  275         $  275,406
  Banc of America Funding Corp.,
    Series 04-C, Class 4A2
     4.14%(b)                                           12/20/34                 385            386,040
  Bear Stearns Mortgage Trust,
    Series 04-12, Class 1A1
     4.73%(b)                                           01/25/35                 303            303,964
  Bear Stearns Mortgage Trust,
    Series 04-13, Class A1
     4.75%(b)                                           11/25/34                 436            438,092
  Bear Stearns Mortgage Trust,
    Series 04-7, Class 4A
     3.22%(b)                                           10/25/34                 244            240,185
  Commercial Mortgage
    Pass-Through Certificates,
    Series 00-C1, Class A2
     7.42%                                              04/15/33                 340            365,590
  Countrywide Home Loans,
    Series 04-29, Class 1A1
     4.65%(b)                                           02/25/35                 447            447,058
  Credit Suisse First Boston
    Mortgage Securities Corp.,
    Series 02-10, Class 2A1
     7.50%                                              05/25/32                  63             64,186
  Federal Home Loan Mortgage
    Corp., Series 2763, Class PA
     4.50%                                              09/15/10                  78             78,082
  Federal Home Loan Mortgage
    Corp., Series 2808, Class PA
     4.00%                                              09/15/12                 525            523,688
  Federal Home Loan Mortgage
    Corp., Series SF5, Class GB
     1.77%                                              12/15/07                 228            223,390
  Federal National Mortgage
    Association, Series 93-188,
    Class K
     6.00%                                              10/25/08                 404            407,654
  Federal National Mortgage
    Association, Series 02-39,
    Class FB
     4.14%(b)                                           03/18/32                  51             50,810
  Federal National Mortgage
    Association, Series 04-25,
    Class PA
     5.50%                                              10/25/30                 115            116,138
  Federal National Mortgage
    Association, Series 04-36,
    Class BS
     5.50%                                              11/25/30                 156            157,705
  Federal National Mortgage
    Association, Series 04-W10,
    Class A1
     5.75%                                              08/25/34                 157            157,442
  Federal National Mortgage
    Association, Series 05-84,
    Class XE
     5.75%(b)                                           01/25/26                 347            349,955

                                                                               1

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ENHANCED INCOME PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                                     PAR
                                                 MATURITY           (000)                VALUE
                                                ----------   ------------------   -------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Federal National Mortgage
    Association, Series 05-84,
    Class XK
    5.75%                                       08/25/23           $  400         $ 402,390
  GSAA Home Equity Trust,
    Series 04-8, Class A3A
    4.75%(b)                                    09/25/34              281           281,287
  GSR Mortgage Loan Trust,
    Series 04-9, Class 3A1
    3.69%(b)                                    08/25/34              147           146,746
  Merrill Lynch Mortgage
    Investors, Inc., Series 97-B,
    Class A
    4.25%(b)                                    03/15/26              617           617,960
  Merrill Lynch Mortgage
    Investors, Inc., Series 04-E,
    Class A2A
    4.44%(b)                                    11/25/29              319           319,088
  MortgageIT Trust, Series 04-1,
    Class A1
    4.77%(b)                                    11/25/34              461           461,577
  Residential Accredit Loans, Inc.,
    Series 01-QS19, Class A1
    6.00%                                       12/25/16              203           202,571
  Structured Asset Securities
    Corp., Series 04-3AC, Class
    A2
    4.92%(b)                                    03/25/34              214           213,509
  Structured Mortgage Loan Trust,
    Series 04-13, Class A2
    4.68%(b)                                    09/25/34              291           291,581
  Washington Mutual Mortgage
    Loan Trust, Series 03-AR8,
    Class A
    4.03%                                       08/25/33              239           238,119
  Wells Fargo Mortgage Backed
    Securities Trust, Series 04-V,
    Class 1A2
    3.83%(b)                                    10/25/34              813           802,278
                                                                                  =========
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $8,600,042)                                                               8,562,491
                                                                                  ---------
COMMERCIAL MORTGAGE BACKED SECURITIES - 11.1%
  American Home Mortgage
    Assets, Series 05-1, Class
    3A11
    4.65%(b)                                    11/25/35              667           667,211
  Bayview Financial Acquisition
    Trust, Series 98-1, Class A1
    7.01%(d)                                    05/25/29              207           206,093
  Bear Stearns Commercial
    Mortgage Securities, Series
    00-WF, Class A1
    7.11%                                       10/15/32              295           304,074
  Chase Commercial Mortgage
    Securities Corp., Series 00-1,
    Class A2
    7.76%                                       04/15/32              337           362,538
  Commercial Mortgage
    Acceptance Corp., Series
    98-C2, Class A2
    6.03%                                       09/15/30              289           294,004
  Credit Suisse First Boston
    Mortgage Securities Corp.,
    Series 98-C1, Class A1B
    6.48%                                       05/17/40              298           306,597

                                                                     PAR
                                                 MATURITY           (000)                VALUE
                                                ----------   ------------------   -------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Credit Suisse First Boston
    Mortgage Securities Corp.,
    Series 00-C1, Class A1
    7.32%                                       04/15/42           $  372         $ 386,454
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 99-C3,
    Class A2
    7.18%                                       08/15/36              148           156,925
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 00-C1,
    Class A2
    7.72%                                       03/15/33              335           364,527
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 03-C2,
    Class X2 (IO)
    0.29%(d)(e)                                 05/10/40            6,799            44,438
  Goldman Sachs Mortgage
    Securities Corp. II, Series
    98-C1, Class A3
    6.14%                                       10/18/30              469           480,073
  Homebanc Mortgage Trust,
    Series 05-4, Class A1
    4.65%(b)                                    10/25/35              623           622,696
  Impac Secured Assets Corp.,
    Series 05-2, Class A2A
    4.49%(b)                                    05/25/36              580           580,004
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 00-C5, Class A1
    6.41%                                       12/15/19              388           395,304
  Merrill Lynch Mortgage Trust,
    Series 02-MW1, Class XP
    (IO)
    1.55%(d)(e)                                 07/12/34            2,521           109,021
  Nationslink Funding Corp.,
    Series 99, Class 1
    6.32%                                       01/20/31              432           445,348
  Structured Asset Receivable
    Trust, Series 04-1
    4.13%(b)(d)                                 04/21/11              478           478,030
  Washington Mutual Asset
    Securities Corp., Series
    05-C1A, Class A1
    4.24%(d)                                    05/25/36              396           388,880
                                                                                  =========
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $6,666,379)                                                               6,592,217
                                                                                  ---------
ASSET BACKED SECURITIES - 32.8%
  American Express Credit
    Account Master Trust, Series
    01-1, Class A
    4.26%(b)                                    09/15/08              625           625,120
  Auto Receivables Owner Trust,
    Series 05-1, Class A3
    3.53%                                       10/21/08              550           542,498
  Bank One Issuance Trust,
    Series 03-A2, Class A2
    4.17%(b)                                    10/15/08              600           600,045
  BMW Vehicle Owner Trust,
    Series 05-A, Class A3
    4.02%                                       02/25/09              575           569,871

2

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ENHANCED INCOME PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
ASSET BACKED SECURITIES (Continued)
  Capital Auto Receivables Asset
    Trust, Series 04-1, Class A3
    2.00%                            11/15/07           $  546              $  538,804
  Capital Auto Receivables Asset
    Trust, Series 04-2, Class A2
    3.35%                            02/15/08              725                 716,051
  Chase Issuance Trust, Series
    04-A9, Class A9
    3.22%                            06/15/10              400                 389,712
  Chase Manhattan Auto Owner
    Trust, Series 03-C, Class A3
    2.26%                            11/15/07              460                 456,212
  Citibank Credit Card Issuance
    Trust, Series 03-A2, Class A2
    2.70%                            01/15/06              375                 374,708
  Citibank Credit Card Issuance
    Trust, Series 04, Class A1
    2.55%                            01/20/07              325                 317,658
  Citibank Credit Card Issuance
    Trust, Series 04-A4, Class A4
    3.20%(b)                         08/24/07              300                 292,440
  Conseco Finance Securitizations
    Corp., Series 01-4, Class A3
    6.09%                            09/01/33              215                 215,594
  Countrywide Certificates, Series
    05-16, Class 4AV1
    4.42%                            01/25/35              425                 424,982
  Countrywide Certificates, Series
    05-BC4, Class 2A1
    4.50%(b)                         11/25/28              521                 520,655
  Countrywide Certificates, Series
    05-IM3, Class A1
    4.49%(b)                         04/25/28              550                 549,903
  DaimlerChrysler Auto Trust,
    Series 04-B, Class A2
    2.48%                            02/08/07               24                  24,431
  Discover Card Master Trust,
    Inc., Series 01-2, Class A
    4.53%(b)                         07/15/08              525                 525,040
  Encore Credit Receivables
    Trust, Series 05-4, Class 2A1
    4.48%(b)                         01/01/36              333                 332,572
  Fieldstone Mortgage Investment
    Corp., Series 05-3, Class 2A1
    4.50%(b)                         02/25/36              396                 396,441
  Ford Credit Auto Owner Trust,
    Series 05-A, Class A3
    3.48%                            11/15/08              722                 712,787
  Ford Credit Auto Owner Trust,
    Series 05-B, Class A3
    4.17%                            01/15/09              225                 223,224
  Ford Credit Auto Owner Trust,
    Series 05-C, Class A2
    4.24%                            03/15/08              475                 473,696
  Honda Auto Receivables Owner
    Trust, Series 03-2, Class A3
    1.69%                            02/21/07              108                 107,362
  Honda Auto Receivables Owner
    Trust, Series 04-2, Class A2
    2.52%                            02/15/07              117                 116,708
  Honda Auto Receivables Owner
    Trust, Series 04-2, Class A3
    3.30%                            06/16/08              150                 148,507
  Honda Auto Receivables Owner
    Trust, Series 05-4, Class A3
    4.51%                            05/20/09              325                 323,440

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
ASSET BACKED SECURITIES (Continued)
  J.P. Morgan Mortgage
    Acquisition Corp., Series
    05-OPT2, Class A2
    4.46%(b)                         05/25/25           $  375              $  375,000
  Long Beach Asset Holdings
    Corp., Series 05-2, Class N1
    4.15%(d)                         04/25/35              168                 166,459
  MBNA Master Credit Card Trust,
    Series 96-G, Class A
    4.30%(b)                         12/15/08            1,180               1,181,242
  Morgan Stanley ABS Capital,
    Inc., Series 05-HE5, Class
    A2A
    4.48%(b)                         05/25/32              398                 397,597
  New Century Home Equity Loan
    Trust, Series 05-C, Class A2A
    4.46%(b)                         01/25/36              444                 444,208
  Nissan Auto Receivables Owner
    Trust, Series 03-C, Class A4
    2.70%                            12/17/07              675                 668,068
  Nissan Auto Receivables Owner
    Trust, Series 04-C, Class A3
    2.85%                            10/15/07              550                 544,401
  Option One Mortgage Loan
    Trust, Series 01-4, Class A
    4.98%(b)                         01/25/32               30                  29,744
  Option One Mortgage Loan
    Trust, Series 05-4, Class A2
    4.08%(b)                         11/25/35              485                 484,855
  Ownit Mortgage Loan
    Certificates, Series 05-4,
    Class A2A1
    4.50%(b)                         08/25/36              481                 481,308
  Peoples Choice Home Loan
    Securities Trust, Series 05-1,
    Class 1A1
    4.35%(b)                         10/25/26              184                 183,595
  Peoples Choice Home Loan
    Securities Trust, Series 05-4,
    Class 1A1
    4.50%(b)                         08/25/35              390                 389,667
  Residential Asset Securities
    Corp., Series 01-KS4, Class
    AIB
    4.70%(b)                         05/25/32              290                 289,600
  Specialty Underwriting &
    Residential Finance, Series
    05-BC3, Class A2A
    4.50%(b)                         06/25/36              475                 474,881
  Structured Asset Investment
    Loan Trust, Series 05-10,
    Class A3
    4.28%(b)                         12/25/35              537                 537,193
  USAA Auto Owner Trust, Series
    04-1, Class A3
    2.06%                            04/15/08              386                 381,445
  USAA Auto Owner Trust, Series
    04-2, Class A3
    3.03%                            06/16/08              250                 247,892
  USAA Auto Owner Trust, Series
    05-1, Class A2
    3.55%                            09/17/07              271                 270,048
  USAA Auto Owner Trust, Series
    05-1, Class A3
    3.93%                            07/15/09              325                 321,217

                                                                               3

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ENHANCED INCOME PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                                     PAR
                                           MATURITY                 (000)                VALUE
                                    ----------------------   ------------------   -------------------
ASSET BACKED SECURITIES (Continued)
  USAA Auto Owner Trust, Series
    05-2, Class A3
    4.07%                                    12/15/09              $  650         $  641,985
  Vanderbilt Mortgage & Finance,
    Inc., Series 99-D, Class IA3
    7.06%(b)                                 10/07/17                  24             23,744
  WFS Financial Owner Trust,
    Series 02-4, Class A4A
    3.11%                                    08/20/10                 351            345,705
                                                                                  ==========
TOTAL ASSET BACKED SECURITIES
  (Cost $19,502,215)                                                              19,398,315
                                                                                  ----------
CORPORATE BONDS - 8.7%
Aerospace - 0.3%
  Northrop Grumman Corp.,
    Senior Unsecured Notes
    4.08%                                    11/16/06                 150            148,990
  Northrop Grumman Corp.,
    Unsecured Notes
    7.00%                                    03/01/06                  45             45,163
                                                                                  ==========
                                                                                     194,153
                                                                                  ----------
Banks - 2.0%
  Banc One Corp., Senior
    Unsecured Notes
    2.62%                                    06/30/08                  20             18,951
  Bank of America Corp., Senior
    Unsecured Notes
    3.88%                                    01/15/08                 100             98,167
  Bayerische Landesbank New
    York, Senior Notes
    2.50%                                    04/28/06                 500            496,603
  Citigroup, Inc., Senior
    Unsecured Notes
    3.50%                                    02/01/08                 200            194,896
  J.P. Morgan Chase & Co.,
    Senior Unsecured Notes
    5.25%                                    05/30/07                 150            150,680
  U.S. Central Credit Union,
    Unsecured Notes
    2.75%                                    05/30/08                  30             28,582
  Wells Fargo & Co., Senior
    Unsecured Notes
    5.12%                                    02/15/07                 180            180,374
                                                                                  ==========
                                                                                   1,168,253
                                                                                  ----------
Finance - 3.0%
  General Electric Capital Corp.,
    Unsecured Notes
    3.45%(b)                              07/07-01/08               1,450          1,436,915
    3.60%                                    10/15/08                 125            120,999
  Golden West Financial Corp.,
    Senior Unsecured Notes
    4.12%                                    08/15/07                  15             14,846
  Household Finance Corp.,
    Unsecured Notes
    4.12%                                    12/15/08                 150            146,494
  PSEG Funding Trust, Inc.,
    Capital Securities
    5.38%                                    11/16/07                  25             25,038
                                                                                  ==========
                                                                                   1,744,292
                                                                                  ----------

                                                                     PAR
                                           MATURITY                 (000)                VALUE
                                    ----------------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Insurance - 0.3%
  ASIF Global Financing,
    Unsecured Notes
    3.90%(d)                                 10/22/08              $   20         $   19,380
  Metropolitan Life Global
    Funding, Inc., Unsecured
    Notes
    2.60%(d)                                 06/19/08                  75             70,720
  Prudential Insurance Co., Notes
    6.38%(d)                                 07/23/06                 100            100,804
                                                                                  ==========
                                                                                     190,904
                                                                                  ----------
Oil & Gas - 0.2%
  Consolidated Natural Gas Co.,
    Senior Unsecured Notes
    5.38%                                    11/01/06                 130            130,323
                                                                                  ----------
Pharmaceuticals - 0.6%
  Merck & Co., Inc., Senior
    Unsecured Notes
    5.25%                                    07/01/06                  50             50,066
  Merck & Co., Inc., Unsecured
    Notes
    4.73%(b)(d)                              02/22/06                 300            299,945
                                                                                  ==========
                                                                                     350,011
                                                                                  ----------
Railroad & Shipping - 0.2%
  Canadian National Railway Co.,
    Senior Notes
    6.45%                                    07/15/06                 125            126,083
                                                                                  ----------
Real Estate - 0.3%
  Avalonbay Communities, Inc.,
    Senior Unsecured Notes
    8.25%                                    07/15/08                 140            150,536
                                                                                  ----------
Retail Merchandising - 0.3%
  Federated Department Stores,
    Inc., Senior Unsecured Notes
    6.62%                                    09/01/08                  25             25,909
  May Department Stores Co.,
    Unsecured Notes
    3.95%                                    07/15/07                 150            147,498
                                                                                  ==========
                                                                                     173,407
                                                                                  ----------
Telecommunications - 1.0%
  BellSouth Corp., Unsecured
    Notes
    4.26%(b)(d)(f)                           04/26/06                 250            249,701
  Lenfest Communications, Inc.,
    Senior Notes
    7.62%                                    02/15/08                 125            130,882
  Sprint Capital Corp., Senior
    Unsecured Notes
    7.12%                                    01/30/06                  75             75,120
  Verizon Global Funding Corp.,
    Senior Unsecured Notes
    6.12%                                    06/15/07                 125            126,926
  Vodafone Group PLC, Senior
    Unsecured Notes
    3.95%                                    01/30/08                  10              9,825
                                                                                  ==========
                                                                                     592,454
                                                                                  ----------

4

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ENHANCED INCOME PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                  PAR
                                    MATURITY     (000)        VALUE
                                   ----------   -------   ------------
CORPORATE BONDS (Continued)
Transportation - 0.2%
  Union Pacific Corp., Senior
    Unsecured Notes
    5.75%                          10/15/07     $75       $  76,036
  Union Pacific Corp., Unsecured
    Notes
    6.79%                          11/09/07      50          51,609
                                                          =========
                                                            127,645
                                                          ---------
Yankee - 0.3%
  Republic of Italy, Unsecured
    Notes
    2.75%(g)                       12/15/06     125         123,181
  Tyco International Group SA
    (Luxembourg), Senior
    Unsecured Notes
    5.80%(g)                       08/01/06      75          75,314
                                                          =========
                                                            198,495
                                                          ---------
TOTAL CORPORATE BONDS
  (Cost $5,202,636)                                       5,146,556
                                                          ---------
TAXABLE MUNICIPAL BONDS - 0.1%
  New York Sales Tax Asset
    Receivables Corp. Revenue
    Bonds, Series 04, Class B
    3.29%
  (Cost $80,000)                   10/15/07      80          78,081
                                                          ---------

                                              PAR/SHARES
                                 MATURITY       (000)         VALUE
                                ----------   -----------   ----------
SHORT TERM INVESTMENTS - 4.2%
  Federal Home Loan Mortgage
    Corp., Discount Notes
    3.50%(h)                    01/03/06        1,000      1,000,000
  Galileo Money Market Fund                     1,510      1,509,689
                                                           =========
TOTAL SHORT TERM INVESTMENTS
  (Cost $2,509,689)                                        2,509,689
                                                           ---------

TOTAL INVESTMENTS IN
  SECURITIES -  101.2%
  (Cost $60,279,953(a))                                                  59,911,590

                                           PAR/SHARES
                              MATURITY       (000)          VALUE
                             ----------   -----------   -------------
TBA SALE COMMITMENTS - (1.2)%
  Federal National Mortgage
    Association TBA
                    5.00%
                         (Proceeds
             $    689,062)   01/20/19         (700)     (692,343)
                                                        --------

                                           NUMBER OF
                                           CONTRACTS         VALUE
                                        ---------------   ----------
PUT OPTIONS WRITTEN - 0.0%
  December 90 day Eurodollar
    futures, Strike Price 94.75,
    Expires 12/18/06
  (Premiums received $8,687)                   (20)       $ (195)
                                                          ------
PUT SWAPTIONS WRITTEN - 0.0%
  Deutsche Bank, Strike Price
    5.30, Expires 10/26/06
  (Premiums received $10,178)                 (590)(i)    (7,198)
                                                          ------

LIABILITIES IN EXCESS OF OTHER
  ASSETS -  0.0%                       (24,006)
                                       -------
NET ASSETS - 100.0%                $59,187,848
                                   ===========

-------------------

 (a) Cost for Federal income tax purposes is $60,281,460. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                   $  20,487
      Gross unrealized depreciation                                    (390,357)
                                                                      ---------
                                                                      $(369,870)
                                                                      =========

 (b) Rates shown are the rates as of December 31, 2005.
 (c) Securities, or a portion thereof, subject to financing transactions.
 (d) Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31,
     2005, the Portfolio held 3.6% of its net assets, with a current market value of $2,133,470 in securities restricted as to resale.
 (e) Rates shown are the effective yields as of December 31, 2005.
 (f) Securities, or a portion thereof, pledged as collateral with a value of
     $257,063 on 78 long U.S. Treasury Note futures contracts and 90 short
     U.S. Treasury Note futures contacts expiring March 2006 and 1
     Euro-Dollar futures contract expiring December 2006. The value of such contracts on December 31, 2005 was $25,813,925 with an unrealized loss of $31,419 (including commissions of $373).
 (g) Security is a foreign domiciled issuer which is registered with the
     Securities and Exchange Commission.
 (h) The rate shown is the effective yield at the time of purchase.
 (i) Each swaption contract is equivalent to $10,000 notional amount.

                                                                               5

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                          LOW DURATION BOND PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                           NUMBER
                                         OF SHARES        VALUE
                                        -----------   -------------
PREFERRED STOCKS - 0.6%
  Raytheon Co. Trust I
  7.00%
  (Cost $9,572,029)                      180,000      $9,090,000
                                                      ----------

                                                                                PAR
                                                      MATURITY                 (000)                VALUE
                                               ----------------------   ------------------   -------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 19.8%
  Federal National Mortgage
    Association
     2.77%(b)(c)                                        12/29/06             $  7,640          7,493,442
  Federal National Mortgage
    Association, Unsecured Notes
     2.71%(c)                                           01/30/07               44,825         43,864,490
  Small Business Administration
    Participation Certificates,
    Series 97, Class A
     4.85%(b)(d)                                        08/15/22                  854            846,307
  U.S. Treasury Bonds
    10.38%(c)(e)(f)                                     11/15/12                9,020          9,968,507
  U.S. Treasury Notes
     2.75%(c)                                           07/31/06               20,215         20,024,696
     2.50%(c)                                           10/31/06               90,030         88,640,837
     2.88%(c)                                           11/30/06              115,170        113,572,938
                                                                                             ===========
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $287,999,268)                                                                        284,411,217
                                                                                             -----------
MORTGAGE PASS-THROUGHS - 17.4%
  Federal Home Loan Mortgage
    Corp.
     8.25%                                              06/01/09                    2              2,098
  Federal Home Loan Mortgage
    Corp. ARM
     5.28%(b)                                           07/01/20                  558            560,926
     3.54%(b)                                           05/01/34                5,375          5,172,612
     3.32%(b)                                           07/01/34                1,172          1,152,228
     3.57%(b)                                           07/01/34                3,724          3,660,942
     4.31%(b)                                           11/01/34               16,782         16,442,771
  Federal Home Loan Mortgage
    Corp., Series 232 (IO)
     5.00%(g)                                           08/01/35               23,292          5,550,143
  Federal National Mortgage
    Association
     6.50%                                              11/01/08                  364            375,116
     6.00%                                           03/12-02/17                1,118          1,144,009
     5.50%                                           09/19-12/35              101,117        101,052,219
  Federal National Mortgage
    Association 1Year CMT
     5.48%(b)                                           09/01/29                   29             29,281
     5.64%(b)                                           12/01/30                  754            781,433
     6.67%(b)                                           12/01/31                  808            826,145
     5.55%(b)                                        08/32-01/33                5,376          5,410,623
  Federal National Mortgage
    Association ARM
     4.12%(b)                                           10/01/33                  993            972,709
     4.29%(b)                                           01/01/34                  898            883,483
     4.00%(b)                                           04/01/34                1,406          1,369,307
     3.93%(b)                                           05/01/34               18,430         17,919,380
     4.56%(b)                                           02/01/35               25,519         25,128,084
     4.87%(b)                                           06/01/35               14,974         15,207,929
     6.17%(b)                                           04/01/40                2,622          2,675,928

                                                                                PAR
                                                      MATURITY                 (000)                VALUE
                                               ----------------------   ------------------   -------------------
MORTGAGE PASS-THROUGHS (Continued)
  Federal National Mortgage
    Association COFI
     4.84%(b)                                           05/01/27             $    165        $   167,061
  Federal National Mortgage
    Association MULTI
     4.15%(b)                                           12/01/09                9,026          9,032,522
  Federal National Mortgage
    Association TBA
     5.00%                                              01/18/21                  500            494,531
  Government National Mortgage
    Association
     7.25%(h)                                           04/15/06                    0                 84
     6.00%                                           12/08-02/11                  703            714,861
     6.50%                                              06/15/09                  547            564,741
  Government National Mortgage
    Association 1 Year CMT
     3.75%(b)                                           05/20/34               13,031         12,796,946
  Government National Mortgage
    Association II Hybrid
     3.75%(b)                                           06/20/34               19,393         19,044,102
                                                                                             ===========
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $250,998,194)
                                                                                             249,132,214
                                                                                             -----------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 0.2%
  Federal National Mortgage
    Association Grantor Trust,
    Series 02-T6, Class A1
     3.31%
  (Cost $2,227,757)                                     02/25/32                2,326          2,171,599
                                                                                             -----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 16.2%
  Bear Stearns Mortgage Trust,
    Series 04-13, Class A1
     4.75%(b)                                           11/25/34               11,673         11,731,136
  Bear Stearns Mortgage Trust,
    Series 04-7, Class 4A
     3.22%(b)                                           10/25/34               13,755         13,523,375
  Commercial Mortgage
    Pass-Through Certificates,
    Series 00-C1, Class A2
     7.42%                                              04/15/33                9,040          9,720,392
  Countrywide Alternative Loan
    Trust, Series 05-CB, Class
    2A3
     5.50%                                              07/25/35               11,385         11,371,442
  Countrywide Home Loans,
    Series 04-29, Class 1A1
     4.65%(b)                                           02/25/35                8,047          8,052,214
  Federal Home Loan Mortgage
    Corp. Strip Notes, Series 19,
    Class F
     4.15%(b)                                           06/01/28                1,272          1,264,776
  Federal Home Loan Mortgage
    Corp., Series 1165, Class LD
     7.00%                                              11/15/21                1,854          1,852,614
  Federal Home Loan Mortgage
    Corp., Series 2642, Class JA
     5.00%                                              11/15/16                3,571          3,567,524
  Federal Home Loan Mortgage
    Corp., Series 2663, Class LA
     5.00%                                              09/15/23                4,142          4,136,387
  Federal Home Loan Mortgage
    Corp., Series 2744, Class PB
     5.50%                                              03/15/26                8,894          8,914,547

6

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    LOW DURATION BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                                     PAR
                                                 MATURITY           (000)                VALUE
                                                ----------   ------------------   -------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Federal Home Loan Mortgage
    Corp., Series 2996, Class PB
    5.50%                                       05/15/35          $ 14,453        $14,572,001
  Federal National Mortgage
    Association, Series 93-188,
    Class K
    6.00%                                       10/25/08            10,723         10,814,811
  Federal National Mortgage
    Association, Series 03-27,
    Class TJ
    4.00%                                       10/25/16             1,170          1,165,016
  Federal National Mortgage
    Association, Series 04-W10,
    Class A1
    5.75%                                       08/25/34            22,685         22,703,141
  Federal National Mortgage
    Association, Series 05-84,
    Class XK
    5.75%                                       08/25/23            10,855         10,909,249
  Goldman Sachs Mortgage
    Securities Corp. II, Series
    00-1, Class A
    4.35%(b)(d)                                 06/20/24               620            621,001
  Goldman Sachs Mortgage
    Securities Corp., Series
    04-11, Class 2A2
    4.70%(b)                                    12/25/34            10,324         10,340,360
  GSR Mortgage Loan Trust,
    Series 04-9, Class 3A1
    3.69%(b)                                    08/25/34            19,165         19,164,993
  Harborview Mortgage Loan
    Trust, Series 05-10, Class
    2A1A
    4.68%(b)                                    11/19/35            15,788         15,805,762
  Merrill Lynch Mortgage
    Investors, Inc., Series 97-B,
    Class A
    4.25%(b)                                    03/15/26             1,593          1,596,102
  MLCC Mortgage Investors, Inc.,
    Series 99-A, Class A
    4.75%(b)                                    03/15/25               783            786,014
  MortgageIT Trust, Series 04-1,
    Class A1
    4.77%(b)                                    11/25/34            14,947         14,956,383
  Residential Accredit Loans, Inc.,
    Series 01-QS19, Class A1
    6.00%                                       12/25/16               539            537,184
  Residential Funding Mortgage
    Securities, Inc., Series
    04-SRI, Class A1
    5.50%                                       09/25/33            15,075         15,080,628
  Structured Asset Securities
    Corp., Series 04-3AC, Class
    A2
    4.92%(b)                                    03/25/34            12,084         12,063,235
  Structured Mortgage Loan Trust,
    Series 04-13, Class A2
    4.68%(b)                                    09/25/34             6,396          6,398,478
  Washington Mutual Mortgage
    Securities Corp., Series
    02-AR1, Class IA1
    5.51%(b)                                    11/25/30               941            937,100
                                                                                  ===========
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $234,412,767)                                                             232,585,865
                                                                                  -----------

                                                                     PAR
                                                 MATURITY           (000)                VALUE
                                                ----------   ------------------   -------------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 10.9%
  American Home Mortgage
    Assets, Series 05-1, Class
    3A11
    4.65%(b)                                    11/25/35          $ 17,670        $17,681,102
  Bayview Financial Acquisition
    Trust, Series 98-1, Class A1
    7.01%(d)                                    05/25/29               509            505,865
  Citigroup Commercial Mortgage
    Trust, Series 05-EMG, Class
    A1
    4.15%(d)                                    12/20/49             8,780          8,630,961
  Commercial Mortgage
    Acceptance Corp., Series
    98-C2, Class A2
    6.03%                                       09/15/30             9,374          9,522,463
  Credit Suisse First Boston
    Mortgage Securities Corp.,
    Series 98-C2, Class A2
    6.30%                                       11/11/30             8,503          8,770,764
  First Union-Chase Commercial
    Mortgage Trust, Series 99-C2,
    Class A2
    6.64%                                       04/15/09            14,910         15,522,556
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 99-C3,
    Class A2
    7.18%                                       08/15/36             8,401          8,902,330
  Goldman Sachs Mortgage
    Securities Corp. II, Series
    98-C1, Class A3
    6.14%                                       10/18/30            12,467         12,759,440
  Goldman Sachs Mortgage
    Securities Corp. II, Series
    03-C1, Class X2 (IO)
    0.97%(d)(g)                                 01/10/40           268,661          6,624,377
  Impac Secured Assets Corp.,
    Series 05-2, Class A2A
    4.49%(b)                                    05/25/36            14,835         14,835,094
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 00-C5, Class A1
    6.41%                                       12/15/19            10,441         10,651,354
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 03-C3, Class XCP (IO)
    1.30%(d)(g)                                 02/15/37            40,827          1,424,468
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 03-C5, Class XCP (IO)
    1.14%(d)(g)                                 04/15/37           194,719          4,741,471
  Nationslink Funding Corp.,
    Series 99, Class 1
    6.32%                                       01/20/31            10,592         10,908,689
  Structured Asset Receivables
    Trust, Series 03-1
    3.18%(b)(d)                                 01/21/10            14,854         14,877,610
  Washington Mutual Asset
    Securities Corp., Series
    05-C1A, Class A1
    4.24%(d)                                    05/25/36            10,570         10,385,773
                                                                                  ===========
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $159,135,360)
                                                                                  156,744,317
                                                                                  -----------

                                                                               7

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    LOW DURATION BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
PROJECT LOANS - 0.0%
  Federal Housing Authority
    7.43%
  (Cost $5,227)                      09/01/22          $     5         $    5,412
                                                                       ----------
ASSET BACKED SECURITIES - 36.5%
  Amresco Independence
    Funding, Inc., Series 99-1,
    Class A
    4.75%(b)(d)(i)                   06/15/20            4,737          4,702,476
  Bank One Issuance Trust,
    Series 03-A3, Class A3
    4.48%(b)                         12/15/10           14,550         14,583,526
  Bank One Issuance Trust,
    Series 04-A2, Class A2
    4.40%(b)                         10/15/09           15,000         15,004,009
  BMW Vehicle Owner Trust,
    Series 05-A, Class A3
    4.02%                            02/25/09           14,075         13,949,451
  Business Loan Express, Inc.,
    Series 98-1, Class A
    6.00%(b)(d)                      01/15/25              358            349,100
  Capco America Securitization
    Corp., Series 98-D7, Class
    PS1 (IO)
    1.58%(d)(g)                      10/15/30           34,194          1,117,668
  Capital Auto Receivables Asset
    Trust, Series 02-3, Class A3
    3.58%(f)                         10/16/06              697            696,137
  Capital Auto Receivables Asset
    Trust, Series 02-5, Class A4
    2.92%                            04/15/08            9,952          9,944,983
  Capital Auto Receivables Asset
    Trust, Series 04-1, Class A3
    2.00%                            11/15/07           12,008         11,857,170
  Capital Auto Receivables Asset
    Trust, Series 04-2, Class A2
    3.35%                            02/15/08           18,300         18,074,105
  Capital Auto Receivables Asset
    Trust, Series 05-1, Class A4
    4.05%                            07/15/09           12,825         12,596,587
  Chase Issuance Trust, Series
    04-A9, Class A9
    3.22%                            06/15/10           13,875         13,518,135
  Chase Manhattan Auto Owner
    Trust, Series 02-B, Class A4
    4.21%                            01/15/09            7,956          7,951,989
  Citibank Credit Card Issuance
    Trust, Series 03-A2, Class A2
    2.70%                            01/15/06           16,395         16,382,243
  Citibank Credit Card Issuance
    Trust, Series 04, Class A1
    2.55%                            01/20/07           17,550         17,153,545
  Citibank Credit Card Issuance
    Trust, Series 04-A4, Class A4
    3.20%(b)                         08/24/07           16,700         16,279,160
  Countrywide Certificates, Series
    05-16, Class 4AV1
    4.42%(b)                         01/25/35           11,075         11,074,524
  Countrywide Certificates, Series
    05-BC4, Class 2A1
    4.50%(b)                         11/25/28           14,715         14,714,948
  Countrywide Certificates, Series
    05-IM3, Class A1
    4.49%(b)                         04/25/28           14,350         14,347,474

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
ASSET BACKED SECURITIES (Continued)
  DaimlerChrysler Auto Trust,
    Series 05-A, Class A2
    3.17%                            09/08/07          $ 3,791         $3,777,148
  Encore Credit Receivables
    Trust, Series 05-4, Class 2A1
    4.48%(b)                         01/01/36            8,931          8,931,923
  Epoch, Series 02, Class 2l
    3.49%(b)(d)                      05/30/07            8,500          8,585,000
  Fieldstone Mortgage Investment
    Corp., Series 05-3, Class 2A1
    4.50%(b)                         02/25/36           10,431         10,431,343
  Ford Credit Auto Owner Trust,
    Series 05-A, Class A2
    3.08%                            07/15/07            5,604          5,585,858
  Ford Credit Auto Owner Trust,
    Series 05-A, Class A3
    3.48%                            11/15/08           17,500         17,276,700
  Ford Credit Auto Owner Trust,
    Series 05-C, Class A2
    4.24%                            03/15/08           12,500         12,465,684
  Green Tree Financial Corp.,
    Series 93-4, Class A5
    7.05%                            01/15/19            1,679          1,718,115
  Green Tree Financial Corp.,
    Series 96-8, Class A6
    7.60%                            10/15/27            3,974          4,146,389
  Green Tree Financial Corp.,
    Series 98-6, Class A6
    6.27%                            06/01/30              153            153,175
  Green Tree Financial Corp.,
    Series 99-2, Class A3
    6.08%                            12/01/30            3,589          3,605,354
  Heller Financial Commercial
    Mortgage Asset Corp., Series
    98-1, Class A
    4.87%(b)(d)                      07/15/24            2,363          2,316,096
  Honda Auto Receivables Owner
    Trust, Series 04-2, Class A2
    2.52%                            02/15/07            2,995          2,989,529
  Honda Auto Receivables Owner
    Trust, Series 04-2, Class A3
    3.30%                            06/16/08           17,915         17,736,746
  Honda Auto Receivables Owner
    Trust, Series 04-3, Class A3
    2.91%                            10/20/08           15,350         15,093,041
  Honda Auto Receivables Owner
    Trust, Series 05-4, Class A3
    4.51%                            05/20/09           11,150         11,096,480
  IFC Small Business Adminis-
    tration Loan-Backed
    Certificates, Series 97-1,
    Class A
    5.00%(b)(d)                      01/15/24              840            840,347
  J.P. Morgan Mortgage
    Acquisition Corp., Series
    05-OPT2, Class A2
    4.46%(b)                         05/25/25            9,950          9,950,000
  The Money Store Small
    Business Administration
    Loan-Backed Securities,
    Series 96-2, Class A
    4.86%(b)                         04/15/24              196            189,922

8

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    LOW DURATION BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
ASSET BACKED SECURITIES (Continued)
  The Money Store Small
    Business Administration
    Loan-Backed Securities,
    Series 97-1, Class A
    4.75%(b)                         01/15/25          $   760         $   739,147
  The Money Store Small
    Business Administration
    Loan-Backed Securities,
    Series 97-1, Class B
    5.23%(b)                         01/15/25              330             317,182
  Morgan Stanley ABS Capital,
    Inc., Series 05-HE5, Class
    A2A
    4.48%(b)                         05/25/32           10,851          10,852,061
  Mortgage Capital Funding, Inc.,
    Series 98-MC1, Class X (IO)
    0.79%(g)                         03/18/30           70,523             717,701
  New Century Home Equity Loan
    Trust, Series 05-C, Class A2A
    4.46%(b)                         01/25/36           11,747          11,746,828
  Nissan Auto Receivables Owner
    Trust, Series 05-B, Class A3
    3.99%                            07/15/09           15,350          15,168,409
  Option One Mortgage Loan
    Trust, Series 05-4, Class A2
    4.08%(b)                         11/25/35           13,276          13,275,800
  Ownit Mortgage Loan
    Certificates, Series 05-4,
    Class A2A1
    4.50%(b)                         08/25/36           12,673          12,672,839
  PBG Equipment Trust, Series
    00-1A, Class A
    6.27%(d)                         01/20/12            1,453           1,454,778
  Peoples Choice Home Loan
    Securities Trust, Series 05-1,
    Class 1A1
    4.35%(b)                         10/25/26            4,847           4,847,578
  Peoples Choice Home Loan
    Securities Trust, Series 05-4,
    Class 1A1
    4.50%(b)                         08/25/35           10,383          10,383,471
  PMC Capital Limited
    Partnership, Series 98-1,
    Class A
    6.00%(b)(d)                      04/01/21            2,912           2,959,098
  Residential Asset Mortgage
    Products, Inc., Series 05-RS8,
    Class A1
    4.49%(b)                         05/25/25           10,044          10,044,430
  Specialty Underwriting &
    Residential Finance, Series
    05-BC3, Class A2A
    4.50%(b)                         06/25/36           12,986          12,986,976
  Structured Asset Investment
    Loan Trust, Series 05-10,
    Class A3
    4.28%(b)                         12/25/35           14,114          14,113,538
  Student Loan Marketing
    Association Student Loan
    Trust, Series 05-5, Class A1
    4.20%(b)                         01/25/18           13,635          13,628,190
  SWB Loan-Backed Certificates,
    Series 98-1, Class AV
    5.00%(b)(d)                      09/15/24              791             791,046
  USAA Auto Owner Trust, Series
    05-1, Class A2
    3.55%                            09/17/07            7,622           7,599,909

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
ASSET BACKED SECURITIES (Continued)
  USAA Auto Owner Trust, Series
    05-1, Class A3
    3.93%                            07/15/09          $ 8,650         $ 8,549,314
  USAA Auto Owner Trust, Series
    05-2, Class A3
    4.07%                            12/15/09           20,750          20,494,152
                                                                       ===========
TOTAL ASSET BACKED SECURITIES
  (Cost $527,155,507)                                                  524,528,527
                                                                       -----------
CORPORATE BONDS - 13.4%
Aerospace - 0.2%
  Northrop Grumman Corp.,
    Senior Unsecured Notes
    4.08%                            11/16/06            2,225           2,210,025
  Northrop Grumman Corp.,
    Unsecured Notes
    7.00%                            03/01/06            1,000           1,003,614
                                                                       ===========
                                                                         3,213,639
                                                                       -----------
Banks - 3.6%
  Bayerische Landesbank New
    York, Senior Notes
    2.50%                            04/28/06           12,300          12,216,434
  Citigroup, Inc., Senior
    Unsecured Notes
    3.50%(e)                         02/01/08            5,200           5,067,296
  J.P. Morgan Chase & Co.,
    Senior Unsecured Notes
    6.00%                            08/01/08            3,180           3,263,205
  U.S. Bank N.A., Subordinated
    Notes
    6.50%                            02/01/08            3,580           3,701,824
  U.S. Central Credit Union,
    Unsecured Notes
    2.75%                            05/30/08            3,700           3,525,064
  Wells Fargo & Co., Senior
    Unsecured Notes
    4.59%(b)                         09/15/09           22,515          22,520,178
  Wells Fargo & Co., Unsecured
    Notes
    3.50%                            04/04/08            1,200           1,166,016
                                                                       ===========
                                                                        51,460,017
                                                                       -----------
Energy & Utilities - 0.5%
  Dominion Resources, Inc.,
    Senior Unsecured Notes
    3.66%                            11/15/06            4,550           4,496,588
  Virginia Electric & Power Co.,
    Senior Unsecured Notes
    5.75%                            03/31/06            2,315           2,320,236
                                                                       ===========
                                                                         6,816,824
                                                                       -----------
Finance - 4.5%
  Eksportfinans ASA, Unsecured
    Notes
    3.38%                            01/15/08            9,315           9,083,550
  General Electric Capital Corp.,
    Notes
    8.75%                            05/21/07            5,320           5,598,135
  General Electric Capital Corp.,
    Senior Unsubordinated Notes
    (NZD)
    6.50%                            09/28/15              545             367,146

                                                                               9

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    LOW DURATION BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                                     PAR
                                           MATURITY                 (000)                VALUE
                                    ----------------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Finance (Continued)
  General Electric Capital Corp.,
    Unsecured Notes
    3.45%(b)                             07/07-01/08              $34,750         $34,384,633
    4.12%                                   03/04/08                8,300           8,173,500
  Household Finance Corp.,
    Unsecured Notes
    4.12%                                   12/15/08                4,375           4,272,756
  Nationwide Building Society,
    Senior Unsecured Notes
    3.50%(d)                                07/31/07                1,975           1,937,850
  PSEG Funding Trust, Inc.,
    Capital Securities
    5.38%                                   11/16/07                1,250           1,251,907
                                                                                  ===========
                                                                                   65,069,477
                                                                                  -----------
Insurance - 0.3%
  ASIF Global Financing,
    Unsecured Notes
    3.90%(d)                                10/22/08                2,540           2,461,311
  Prudential Insurance Co., Notes
    6.38%(d)                                07/23/06                1,250           1,260,050
                                                                                  ===========
                                                                                    3,721,361
                                                                                  -----------
Pharmaceuticals - 0.6%
  Merck & Co., Inc., Senior
    Unsecured Notes
    5.25%                                   07/01/06                1,750           1,752,310
  Merck & Co., Inc., Unsecured
    Notes
    4.73%(b)(d)                             02/22/06                6,800           6,798,749
                                                                                  ===========
                                                                                    8,551,059
                                                                                  -----------
Railroad & Shipping - 0.3%
  Canadian National Railway Co.,
    Senior Notes
    6.45%                                   07/15/06                3,970           4,004,404
                                                                                  -----------
Real Estate - 0.3%
  Avalonbay Communities, Inc.,
    Senior Unsecured Notes
    8.25%                                   07/15/08                3,945           4,241,873
                                                                                  -----------
Retail Merchandising - 0.4%
  Federated Department Stores,
    Inc., Senior Unsecured Notes
    6.62%                                   09/01/08                  800             829,090
  May Department Stores Co.,
    Unsecured Notes
    3.95%                                   07/15/07                4,675           4,597,030
                                                                                  ===========
                                                                                    5,426,120
                                                                                  -----------
Telecommunications - 1.4%
  BellSouth Corp., Unsecured
    Notes
    4.26%(d)(g)                             04/26/06                5,450           5,443,471
  Lenfest Communications, Inc.,
    Senior Notes
    7.62%                                   02/15/08                3,850           4,031,181
  Sprint Capital Corp., Senior
    Unsecured Notes
    7.12%                                   01/30/06                4,023           4,029,437

                                                                     PAR
                                           MATURITY                 (000)                VALUE
                                    ----------------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Telecommunications (Continued)
  Verizon Global Funding Corp.,
    Senior Unsecured Notes
    6.12%                                   06/15/07              $ 5,415         $ 5,498,445
  Vodafone Group PLC, Senior
    Unsecured Notes
    3.95%                                   01/30/08                1,543           1,516,013
                                                                                  ===========
                                                                                   20,518,547
                                                                                  -----------
Transportation - 0.3%
  Union Pacific Corp., Senior
    Unsecured Notes
    5.75%                                   10/15/07                2,025           2,052,969
  Union Pacific Corp., Unsecured
    Notes
    6.79%                                   11/09/07                1,775           1,832,111
                                                                                  ===========
                                                                                    3,885,080
                                                                                  -----------
Yankee - 1.0%
  Republic of Italy, Unsecured
    Notes
    2.75%(j)                                12/15/06               13,100          12,909,395
  Tyco International Group SA
    (Luxembourg), Senior
    Unsecured Notes
    5.80%(j)                                08/01/06                2,200           2,209,205
                                                                                  ===========
                                                                                   15,118,600
                                                                                  -----------
TOTAL CORPORATE BONDS
  (Cost $194,128,362)
                                                                                  192,027,001
                                                                                  -----------
FOREIGN BONDS - 2.0%
  Bundesrepublic Deutschland
    (Germany) (EUR)
    4.75%                                   07/04/34                1,200           1,711,059
    4.00%                                   01/04/37                9,175          11,726,864
  Government of New Zealand
    (NZD)
    7.00%                                   07/15/09               12,655           8,923,368
  Province of Manitoba, Senior
    Unsecured Notes (NZD)
    6.38%                                   09/01/15                1,300             880,650
  Province of Ontario, Unsecured
    Notes (NZD)
    6.25%                                   06/16/15                5,960           4,007,925
  Province of Quebec, Bonds
    (NZD)
    6.75%(b)                                11/09/15                1,520           1,048,934
                                                                                  ===========
TOTAL FOREIGN BONDS
  (Cost $28,695,457)
                                                                                   28,298,800
                                                                                  -----------
TAXABLE MUNICIPAL BONDS - 0.7%
  New York Sales Tax Asset
    Receivables Corp. Revenue
    Bonds, Series 04, Class B
    3.29%                                   10/15/07                2,640           2,576,667

10

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    LOW DURATION BOND PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                   PAR
                                    MATURITY      (000)         VALUE
                                   ----------   ---------   -------------
TAXABLE MUNICIPAL BONDS (Continued)
  Texas Public Finance Authority
    Unemployment Compensation
    Obligation Assessment
    Revenue Bonds, Series 03,
    Class B
    2.62%                          06/15/06     $7,430      $7,362,981
                                                            ==========
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $10,067,485)                                         9,939,648
                                                            ----------

                                           NUMBER
                                          OF SHARES       VALUE
                                        ------------   -----------
SHORT TERM INVESTMENTS - 0.7%
  Galileo Money Market Fund
  (Cost $10,000,000)                    10,000,000     10,000,000
                                                       ----------

TOTAL INVESTMENTS IN
  SECURITIES -  118.4%
  (Cost $1,714,397,413(a))                 1,698,934,600

                                             PAR
                              MATURITY      (000)         VALUE
                             ----------   ---------   -------------
TBA SALE COMMITMENTS - 0.0%
  Federal National Mortgage
    Association TBA
                    5.00%
                         (Proceeds
             $    393,438)   01/20/19        (400)    (395,625)
                                                      --------

                                             NUMBER OF
                                             CONTRACTS
                                        ------------------
PUT OPTIONS WRITTEN - 0.0%
  December 90 day Eurodollar
    futures, Strike Price 94.75,
    Expires 12/18/06
  (Premiums received $241,499)                   (556)       (135,525)
                                                             --------
PUT SWAPTIONS PURCHASED - 0.0%
  Deutsche Bank, Strike Price
    5.20, Expires 02/24/06                      2,510(k)       69,171
  Deutsche Bank, Strike Price
    5.30, Expires 10/12/07                      1,260(k)      323,245
                                                             ========
TOTAL PUT SWAPTIONS PURCHASED
  (Cost $597,590)                                             392,416
                                                             --------
PUT SWAPTIONS WRITTEN - 0.0%
  Deutsche Bank, Strike Price
    5.30, Expires 10/26/06
  (Premiums received $268,928)                (15,590)(k)    (190,198)
                                                             --------

LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (18.3)%
  (including $281,160,713 of
  payable for financing
  transactions)
                                              (263,113,976)
                                              ------------
NET ASSETS - 100.0%                         $1,435,491,692
                                            ==============

-------------------

 (a) Cost for Federal income tax purposes is $1,714,611,041. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $  8,744,162
      Gross unrealized depreciation                                       (24,420,603)
                                                                         ------------
                                                                         $(15,676,441)
                                                                         ============

 (b) Rates shown are the rates as of December 31, 2005.
 (c) Securities, or a portion thereof, subject to financing transactions.
 (d) Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31,
     2005, the Portfolio held 6.2% of its net assets, with a current market value of $89,674,873 in securities restricted as to resale.
 (e) Securities, or a portion thereof, with a market value of $1,781,142 have been pledged as collateral for swap and swaption contracts. (f) Securities, or a portion thereof, pledged as collateral with a value of $1,536,000 on 2,824 long U.S. Treasury Note futures contracts, 1,513 short U.S.
     Treasury Note futures contracts and 358 short Euro-Bobl futures contracts expiring March 2006 and 28 short Euro-Dollar futures contracts expiring December 2006. The value of such contracts on December 31, 2005 was $795,151,916 with an unrealized loss of $335,886 (including commissions of $10,474).
 (g) Rates shown are the effective yields as of December 31, 2005.
 (h) Par held is less than $1,000.
 (i) Security restricted as to public resale.
 (j) Security is a foreign domiciled issuer which is registered with the
     Securities and Exchange Commission.
 (k) Each swaption contract is equivalent to $10,000 notional amount.

                                                                              11

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                                                PAR
                                                      MATURITY                 (000)                VALUE
                                               ----------------------   ------------------   -------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 64.9%
  Federal Home Loan Bank,
    Unsecured Bonds
     3.05%                                              03/07/07             $ 7,175         $ 7,034,994
     4.25%                                              05/08/07              30,000          29,793,570
     3.60%                                              10/19/07              11,170          10,952,129
     2.75%                                              01/09/08               4,410           4,244,753
     3.00%                                              07/02/08               5,745           5,511,224
     4.00%                                              02/19/09               1,200           1,172,642
  Federal Home Loan Bank,
    Unsecured Notes
     2.40%                                              03/30/07               6,000           5,829,024
     3.00%                                              04/30/07               5,010           4,897,220
  Federal Home Loan Mortgage
    Corp., Unsecured Notes
     2.50%                                              08/24/06               4,525           4,463,958
     2.75%(b)                                           09/15/06               8,100           7,993,509
     2.70%                                              03/16/07               6,575           6,414,353
     3.01%                                           04/07-04/07              10,760          10,526,471
     3.50%                                           07/07-05/08              11,215          10,937,458
     3.30%                                              09/14/07               7,125           6,949,982
     3.25%                                              11/02/07               6,918           6,714,694
     3.06%                                              07/15/08               3,155           3,029,964
  Federal National Mortgage
    Association, Debentures
     5.88%                                              02/02/06               3,800           3,803,325
  Federal National Mortgage
    Association, Unsecured Notes
     2.10%                                              04/19/06               5,400           5,360,472
     2.00%                                              04/20/06               5,100           5,060,444
     2.75%                                              05/10/06               5,925           5,886,565
     2.80%                                              11/17/06               5,000           4,918,020
     2.71%                                              01/30/07               7,275           7,119,111
     3.00%                                              02/23/07               5,000           4,902,420
     4.15%                                              07/13/07               8,855           8,775,022
     3.53%                                              10/19/07               8,950           8,764,144
     3.55%                                              11/16/07               6,675           6,533,644
     4.00%                                           12/07-01/09               7,212           7,095,649
     3.25%                                              05/16/08               6,725           6,502,564
     4.75%                                              02/21/13               1,595           1,575,697
     5.00%                                              03/02/15               3,300           3,243,933
  Small Business Administration
    Participation Certificates,
    Series 96-20H, Class 1
     7.25%                                              08/01/16               1,628           1,703,765
  Small Business Administration
    Participation Certificates,
    Series 96-20J, Class 1
     7.20%                                              10/01/16               1,329           1,391,845
  Small Business Administration
    Participation Certificates,
    Series 98-20J, Class 1
     5.50%                                              10/01/18               2,334           2,368,262
  U.S. Treasury Bonds
    10.62%(c)                                           08/15/15              26,000          38,462,736
     9.88%                                              11/15/15               7,700          11,000,774
     8.50%                                              02/15/20               1,365           1,914,838
     8.75%                                              08/15/20               2,900           4,171,923
     8.00%                                              11/15/21               1,150           1,584,349
     6.25%                                              08/15/23               2,760           3,295,829
  U.S. Treasury Inflation Protected
    Notes
     0.88%                                              04/15/10               9,175           9,169,101

                                                                                PAR
                                                      MATURITY                 (000)                VALUE
                                               ----------------------   ------------------   -------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS (Continued)
  U.S. Treasury Notes
     2.75%                                              06/30/06             $10,880         $10,795,430
     7.00%                                              07/15/06              17,175          17,402,431
     2.38%                                              08/15/06               7,775           7,679,329
     4.00%(c)                                           08/31/07              33,940          33,714,604
     4.25%                                           10/07-11/07              15,570          15,524,380
     4.38%                                              11/15/08               5,055           5,055,789
     3.62%(c)                                           01/15/10              13,655          13,280,553
     6.50%(c)                                           02/15/10              14,535          15,679,064
     4.12%(c)                                           05/15/15               1,510           1,476,910
     4.50%                                              11/15/15               4,175           4,209,248
                                                                                             ===========
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $404,048,779)
                                                                                             405,888,115
                                                                                             -----------
MORTGAGE PASS-THROUGHS - 31.1%
  Federal Home Loan Mortgage
    Corp.
     9.00%                                              12/01/09                 343             355,472
  Federal Home Loan Mortgage
    Corp. ARM
     3.54%(b)                                           05/01/34               3,734           3,593,159
     3.57%(b)                                           07/01/34               3,632           3,570,312
     3.73%(b)                                           07/01/34               2,320           2,237,933
     4.40%(b)                                           11/01/34               2,944           2,892,139
     4.34%(b)                                           03/01/35               9,505           9,328,747
     4.77%(b)                                        03/35-09/35              31,895          31,595,379
  Federal Home Loan Mortgage
    Corp. Gold TBA
     5.00%                                              01/18/21              32,000          31,670,016
  Federal National Mortgage
    Association
     8.00%                                           04/08-06/08                 563             572,517
     6.50%                                           05/08-12/29               2,977           3,067,011
     6.09%                                              10/01/08               5,774           5,885,221
     8.50%                                           02/09-08/09                 627             642,835
     9.00%                                           05/09-04/16                 601             623,002
     6.00%                                              04/01/16                   5               4,917
     7.00%                                           01/17-04/32               1,581           1,645,227
     5.00%                                           06/18-06/23               1,721           1,683,549
     4.50%                                              10/01/18                  20              19,020
     5.50%                                              01/01/24                 978             974,946
     7.50%                                              07/01/29                 686             720,646
  Federal National Mortgage
    Association ARM
     4.00%(b)                                           04/01/34               2,011           1,958,629
     3.87%(b)                                           05/01/34               2,226           2,162,983
     4.38%(b)                                           06/01/34               7,402           7,311,087
     3.73%(b)                                           07/01/34               3,071           2,951,247
     4.51%(b)                                           07/01/34               9,304           9,154,493
     4.64%(b)                                           02/01/35              13,270          13,168,248
     4.59%(b)                                           03/01/35               6,218           6,149,898
     4.76%(b)                                           07/01/35               7,123           7,046,707
     4.95%(b)                                           07/01/35              15,217          15,165,547
  Federal National Mortgage
    Association Hybrid, ARM
     3.47%(b)                                           06/01/34               2,558           2,531,998
  Federal National Mortgage
    Association Multi-Family
     6.54%(b)                                           12/01/18                 546             557,492

12

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
               INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                                    PAR
                                                MATURITY           (000)                VALUE
                                               ----------   ------------------   -------------------
MORTGAGE PASS-THROUGHS (Continued)
  Federal National Mortgage
    Association TBA
    5.00%                                      01/18/21          $   400         $   395,625
    5.50%                                      01/12/36              300             297,000
  Government National Mortgage
    Association
    6.00%                                      02/15/11              416             423,719
    9.50%                                      09/15/19               45              49,717
    5.00%                                      05/20/35           10,215          10,171,240
  Government National Mortgage
    Association II ARM
    4.50%(b)                                   02/20/35            4,417           4,393,715
  Government National Mortgage
    Association II Hybrid
    3.75%(b)                                   06/20/34            3,143           3,086,456
    3.50%(b)                                   07/20/34            6,803           6,616,334
                                                                                 ===========
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $196,062,839)                                                            194,674,183
                                                                                 -----------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 0.1%
  Federal National Mortgage
    Association Grantor Trust,
    Series 02-T6, Class A1
    3.31%
  (Cost $571,266)                              02/25/32              616             575,015
                                                                                 -----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 15.8%
  Bear Stearns Mortgage Trust,
    Series 04-13, Class A1
    4.75%(b)                                   11/25/34            2,171           2,181,334
  Commercial Mortgage
    Pass-Through Certificates,
    Series 00-C1, Class A2
    7.42%                                      04/15/33            3,930           4,225,790
  Countrywide Alternative Loan
    Trust, Series 05-56, Class
    1A1
    5.11%(b)                                   10/25/35            6,060           6,109,664
  Deutsche Mortgage Securities,
    Inc., Series 04-4, Class 3AR1
    3.71%(b)                                   06/25/34            1,129           1,111,918
  Federal Home Loan Mortgage
    Corp., Series 1361, Class I
    6.00%                                      09/15/07               89              89,371
  Federal Home Loan Mortgage
    Corp., Series 2668, Class AD
    4.00%                                      01/15/15            2,284           2,240,896
  Federal Home Loan Mortgage
    Corp., Series 2718, Class MR
    4.00%                                      08/15/13            2,252           2,221,359
  Federal Home Loan Mortgage
    Corp., Series 2730, Class PA
    3.75%                                      03/15/11            2,628           2,614,060
  Federal Home Loan Mortgage
    Corp., Series 2748, Class LJ
    4.00%                                      03/15/10            1,726           1,718,129
  Federal Home Loan Mortgage
    Corp., Series 2931, Class DE
    4.00%                                      02/15/20           10,000           9,184,593
  Federal Home Loan Mortgage
    Corp., Series 2990, Class WF
    4.77%(b)                                   02/15/35            4,049           4,048,883
  Federal National Mortgage
    Association, Series 01-35,
    Class VC
    6.50%                                      07/25/31            3,963           3,975,469

                                                                    PAR
                                                MATURITY           (000)                VALUE
                                               ----------   ------------------   -------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Federal National Mortgage
    Association, Series 01-T2,
    Class B
    6.02%                                      11/25/10          $ 3,600         $ 3,768,050
  Federal National Mortgage
    Association, Series 04-W10,
    Class A1
    5.75%                                      08/25/34            2,722           2,723,747
  Federal National Mortgage
    Association, Series 05-109,
    Class PV
    6.00%                                      09/25/32            4,262           4,359,612
  Federal National Mortgage
    Association, Series 05-29,
    Class JB
    4.50%                                      04/25/35            8,849           8,715,646
  Federal National Mortgage
    Association, Series 05-57,
    Class PA
    5.50%                                      05/25/27            3,407           3,430,322
  Federal National Mortgage
    Association, Series 05-68,
    Class PC
    5.50%                                      07/25/35            5,539           5,580,973
  Federal National Mortgage
    Association, Series 05-70,
    Class KB
    5.50%                                      05/25/35            3,788           3,818,422
  Federal National Mortgage
    Association, Series 05-83,
    Class LA
    5.50%                                      10/25/35            4,586           4,619,512
  Federal National Mortgage
    Association, Series 05-84,
    Class MB
    5.75%                                      10/25/35           11,575          11,787,840
  GSR Mortgage Loan Trust,
    Series 04-9, Class 3A1
    3.69%(b)                                   08/25/34            2,898           2,898,228
  MortgageIT Trust, Series 04-1,
    Class A1
    4.77%(b)                                   11/25/34            2,467           2,468,156
  Structured Mortgage Loan Trust,
    Series 04-13, Class A2
    4.68%(b)                                   09/25/34            1,028           1,028,683
  Summit Mortgage Trust, Series
    00-1, Class B1
    6.29%(b)(d)                                12/28/12               62              61,917
  Washington Mutual Mortgage
    Securities Corp., Series
    03-AR4, Class A6
    3.42%(b)                                   05/25/33            4,197           4,092,930

                                                                                 ===========
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $99,750,070)                                                              99,075,504
                                                                                 -----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 7.5%
  Banc of America Commercial
    Mortgage, Inc., Series
    02-PB2, Class A4
    6.19%                                      06/11/35            3,380           3,556,924
  Bear Stearns Commercial
    Mortgage Securities, Series
    02-TOP6, Class A1
    5.92%                                      10/15/36            2,283           2,335,130

                                                                              13

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
               INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Bear Stearns Commercial
    Mortgage Securities, Series
    04-PWR4, Class A1
    4.36%                             06/11/41           $2,121         $2,089,280
  First Union National Bank
    Commercial Mortgage Trust,
    Series 00-C2, Class A2
    7.20%(b)                          10/15/32            3,640          3,942,763
  First Union-Chase Commercial
    Mortgage Trust, Series 99-C2,
    Class A2
    6.64%                             04/15/09            5,948          6,192,240
  General Electric Capital
    Commercial Mortgage Corp.,
    Series 02-1A, Class A3
    6.27%                             12/10/35            3,540          3,749,753
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 97-C1,
    Class X (IO)
    1.58%(e)                          07/15/27            9,982            327,514
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 99-C3,
    Class A2
    7.18%                             08/15/36            1,341          1,420,810
  J.P. Morgan Chase Commercial
    Mortgage Securities Corp.,
    Series 01-C1, Class A3
    5.86%                             10/12/35            3,580          3,704,873
  J.P. Morgan Chase Commercial
    Mortgage Securities Corp.,
    Series 01-CIBC, Class A3
    6.26%                             03/15/33            1,650          1,735,019
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 00-C5, Class A1
    6.41%                             12/15/19            2,121          2,163,192
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 01-C7, Class A3
    5.64%                             12/15/25            3,772          3,823,891
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 04-C2, Class A2
    3.25%                             03/15/29            2,100          1,998,445
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 04-C4, Class A1
    3.82%                             06/15/29            2,211          2,170,315
  Morgan Stanley Dean Witter
    Capital I, Series 02-TOP7,
    Class A1
    5.38%                             01/15/39            3,013          3,048,475
  Wachovia Bank Commercial
    Mortgage Trust, Series 03-C5,
    Class A1
    2.99%                             06/15/35            2,522          2,343,372
  Wachovia Bank Commercial
    Mortgage Trust, Series
    04-C12, Class A1
    3.40%                             07/15/41            2,230          2,167,191
                                                                        ==========
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $47,791,982)                                                    46,769,187
                                                                        ----------

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
PROJECT LOANS - 0.3%
  Federal Housing Authority,
    Merrill Lynch Project, Series
    29, Class 1A1
    7.43%                             06/01/22           $  439         $  445,866
  Federal Housing Authority, USGI
    Project, Series 56
    7.46%                             01/01/23            1,290          1,313,232
                                                                        ==========
TOTAL PROJECT LOANS
  (Cost $1,767,118)                                                      1,759,098
                                                                        ----------
ASSET BACKED SECURITIES - 11.5%
  Boston Edison Co., Series 99-1,
    Class A4
    6.91%                             09/15/09            3,591          3,656,410
  Capital Auto Receivables Asset
    Trust, Series 02-3, Class A3
    3.58%                             10/16/06              227            226,454
  Capital Auto Receivables Asset
    Trust, Series 05-1, Class A4
    4.05%                             07/15/09            5,325          5,230,162
  Chase Credit Card Master Trust,
    Series 03-6, Class A
    4.48%(b)                          02/15/11            6,750          6,768,761
  Chase Issuance Trust, Series
    04-A9, Class A9
    3.22%                             06/15/10            2,225          2,167,773
  Citibank Credit Card Issuance
    Trust, Series 04-A4, Class A4
    3.20%(b)                          08/24/07            2,700          2,631,960
  Citibank Credit Card Issuance
    Trust, Series 05-A7, Class A7
    4.75%(b)                          10/22/12            5,750          5,721,250
  Countrywide Certificates, Series
    05-IM2, Class A1
    4.30%(b)                          06/25/27            4,425          4,424,476
  Green Tree Financial Corp.,
    Series 97-5, Class A7
    7.13%                             05/15/29            2,000          2,043,154
  Master Securities Trust, Series
    05-HE2, Class A2
    4.30%(b)                          10/25/35            4,686          4,686,028
  MBNA Credit Card Master Notes
    Trust, Series 03-A1, Class A1
    3.30%                             07/15/10            6,700          6,500,798
  MBNA Credit Card Master Notes
    Trust, Series 04-A4, Class A4
    2.70%(f)                          09/15/09            3,000          2,924,532
  The Money Store Small
    Business Administration Loan
    Trust, Series 99-1, Class A
    5.05%(b)                          07/15/25              882            876,369
  Residential Asset Mortgage
    Products, Inc., Series 05-RZ4,
    Class A1
    4.50%(b)                          11/25/35            4,757          4,756,925
  Structured Asset Receivables
    Trust, Series 03-2
    4.40%(b)(d)                       01/21/09            2,692          2,691,453
  Student Loan Marketing
    Association Student Loan
    Trust, Series 05-10, Class A1
    4.53%(b)                          04/25/12            4,825          4,807,618

14

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
               INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                     PAR
                                      MATURITY      (000)         VALUE
                                     ----------   ---------   -------------
ASSET BACKED SECURITIES (Continued)
  Student Loan Marketing
    Association Student Loan
    Trust, Series 05-6, Class A5B
    4.21%(b)                         07/27/26     $5,150      $5,150,060
  Student Loan Marketing Student
    Loan Trust, Series 04-2, Class
    A2
    3.67%(b)                         04/25/13      5,677       5,674,490
  SWB Loan-Backed Certificates,
    Series 99-1, Class A
    7.38%(d)                         05/15/25        736         744,752
                                                              ==========
TOTAL ASSET BACKED SECURITIES
  (Cost $72,024,099)                                          71,683,425
                                                              ----------
CORPORATE BONDS - 4.4%
Banks - 0.6%
  Depfa Bank PLC, Senior Notes
    4.25%                            08/16/10      3,850       3,765,212
                                                              ----------
Finance - 2.5%
  General Electric Capital Corp.,
    Unsecured Notes
    3.45%(b)                         01/15/08      6,650       6,598,662
    5.00%                            11/15/11      4,200       4,204,133
  Private Export Funding Corp.,
    Senior Unsecured Notes
    3.38%                            02/15/09      5,250       5,053,965
                                                              ==========
                                                              15,856,760
                                                              ----------
Oil & Gas - 0.4%
  ENSCO Offshore Co., Bonds
    6.36%                            12/01/15      2,317       2,456,287
                                                              ----------
Yankee - 0.9%
  International Bank for
    Reconstruction &
    Development (Multiple
    Countries), Unsecured Notes
    1.00%(g)                         02/05/15      4,100       2,927,322
  National L-Bank
    Landeskreditbank
    Baden-Wurttemberg
    (Germany), Unsecured Notes
    4.25%(g)                         09/15/10      2,700       2,653,695
                                                              ==========
                                                               5,581,017
                                                              ----------
TOTAL CORPORATE BONDS
  (Cost $27,957,480)                                          27,659,276
                                                              ----------
TAXABLE MUNICIPAL BONDS - 0.9%
  Stanislaus County, California
    Taxable Pension Obligation
    Refunding Revenue Bonds,
    Series 95
    7.15%                            08/15/13      3,200       3,457,216
  United States Department of
    Housing and Urban
    Development, Section 108
    Government Guaranteed
    Participation Certificates,
    Series 03-A
    4.44%                            08/01/11      2,099       2,063,338
                                                              ==========
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $5,299,000)                                            5,520,554
                                                              ----------

                                           NUMBER
                                         OF SHARES         VALUE
                                        -----------   --------------
SHORT TERM INVESTMENTS - 0.9%
  Galileo Money Market Fund
  (Cost $5,470,583)                     5,470,583     $ 5,470,583
                                                      -----------
TOTAL INVESTMENTS IN
  SECURITIES -  137.4%
  (Cost $860,743,216(a))                              859,074,940

                                                 PAR
                                MATURITY        (000)           VALUE
                               ----------   ------------   ---------------
TBA SALE COMMITMENTS - (0.2)%
  Federal National Mortgage
    Association TBA
                      6.50%
                           (Proceeds
             $    1,228,688)   01/12/36     $(1,200)       (1,230,750)
                                                           ----------

                                           NUMBER OF
                                           CONTRACTS
                                        ---------------
CALL SWAPTIONS PURCHASED - 0.1%
  Merrill Lynch, Strike Price $5.50,
    Expires 12/14/15
  (Cost $558,140)                              860(h)      674,670
                                                           -------
CALL OPTIONS WRITTEN - 0.0%
  March 10 year U.S. Treasury
    Notes futures, Strike Price
    $111, Expires 02/24/06
  (Premiums received $31,581)                  (58)        (14,500)
                                                           -------
CALL SWAPTIONS WRITTEN - (0.1)%
  Barclays Capital, Strike Price
    $5.14, Expires 04/21/08                   (970)(h)    (428,158)
  Citibank, Strike Price $5.67,
    Expires 01/04/10                          (390)(h)    (271,440)
                                                          ========
TOTAL CALL SWAPTIONS WRITTEN
  (Premiums received $624,350)                            (699,598)
                                                          --------
PUT OPTIONS WRITTEN - 0.0%
  March 10 year U.S. Treasury
    Notes futures, Strike Price
    $107, Expires 02/24/06
  (Premiums received $31,228)                  (58)         (9,062)
                                                          --------
PUT SWAPTIONS PURCHASED - 0.1%
  Merrill Lynch, Strike Price $5.50,
    Expires 12/14/15
  (Cost $558,140)                              860(h)      485,298
                                                          --------
PUT SWAPTIONS WRITTEN - (0.1)%
  Barclays Capital, Strike Price
    $5.14, Expires 04/21/08                   (970)(h)    (350,849)
  Citibank, Strike Price $5.67,
    Expires 01/04/10                          (390)(h)    (124,020)
                                                          ========
TOTAL PUT SWAPTIONS WRITTEN
  (Premiums received $624,350)                            (474,869)
                                                          --------

                                                                              15

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
               INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                               VALUE
                                        ------------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (37.2)%
  (including $207,314,885 of payable
  for financing transactions and
  $32,269,713 of payable for
  investments purchased)                $(232,661,362)
                                        -------------
NET ASSETS - 100.0%                     $ 625,144,767
                                        =============

-------------------

 (a) Cost for Federal income tax purposes is $860,875,333. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $ 6,270,594
      Gross unrealized depreciation                                       (8,070,987)
                                                                         -----------
                                                                         $(1,800,393)
                                                                         ===========

 (b) Rates shown are the rates as of December 31, 2005.
 (c) Securities, or a portion thereof, subject to financing transactions.
 (d) Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31,
     2005, the Portfolio held 0.6% of its net assets, with a current market value of $3,498,122, in securities restricted as to resale.
 (e) Rates shown are the effective yields as of December 31, 2005.
 (f) Securities, or a portion thereof, pledged as collateral with a value of
     $2,928,132 on 1,248 short U.S. Treasury Note futures contracts, 327 long
     U.S. Treasury Note futures contracts, 39 long U.S. Treasury Bond futures contracts expiring March 2006, 10 long Euro-Dollar futures contracts expiring March 2007, 10 long Euro-Dollar futures contracts expiring June
     2007, and 10 long Euro-Dollar futures contracts expiring September 2007.
     The value of such contracts on December 31, 2005 was $180,090,281 with an unrealized loss of $319,058 (including commissions of $3,937).
 (g) Security is a foreign domiciled issuer which is registered with the
     Securities and Exchange Commission.
 (h) Each swaption contract is equivalent to $10,000 notional amount.

16

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                          INTERMEDIATE BOND PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                                                PAR
                                                      MATURITY                 (000)                VALUE
                                               ----------------------   ------------------   -------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 44.8%
  Federal Home Loan Bank
     4.12%                                              02/15/08             $ 4,500         $ 4,442,683
  Federal Home Loan Mortgage
    Corp., Unsecured Notes
     2.60%                                              08/07/06               5,955           5,884,600
     3.30%                                              09/14/07               9,420           9,188,607
     3.25%                                              11/02/07               9,000           8,735,508
     3.75%                                              02/27/09              10,025           9,691,047
     5.00%                                              10/27/14               5,500           5,432,784
  Federal National Mortgage
    Association, Subordinated
    Notes
     4.62%                                              05/01/13               1,960           1,903,538
  Federal National Mortgage
    Association, Unsecured Notes
     2.15%                                              04/13/06               9,875           9,808,048
     2.74%(b)                                           05/05/06               8,030           7,979,620
     1.75%                                              06/16/06               4,175           4,122,057
     2.71%                                              01/30/07               9,625           9,418,756
     3.00%                                              04/19/07               5,600           5,476,918
     4.15%                                              07/13/07              12,015          11,906,481
     3.55%                                              11/16/07               8,985           8,794,725
     3.25%                                              05/16/08               8,594           8,309,745
     5.00%                                           08/12-03/15              14,885          14,674,207
  Small Business Administration
    Participation Certificates,
    Series 92-20H, Class 1
     7.40%                                              08/01/12                 647             673,772
  Small Business Administration
    Participation Certificates,
    Series 96-20H, Class 1
     7.25%                                              08/01/16               1,857           1,942,890
  Small Business Administration,
    Series 01-P10, Class B-1
     6.34%(b)                                           08/01/11               1,890           1,964,844
  Small Business Investment Cos.
    Pass-Through, Series
    97-P10D, Class 1
     6.51%                                              11/10/07                  93              95,047
  U.S. Treasury Bonds
    10.38%(c)                                           11/15/12               4,545           5,022,934
     8.12%(d)                                           08/15/19               5,225           7,088,449
     8.50%                                              02/15/20               1,820           2,553,118
     8.75%                                              08/15/20               1,760           2,531,925
     6.25%                                              08/15/23               3,280           3,916,782
  U.S. Treasury Inflation Protected
    Notes
     0.88%                                              04/15/10              12,535          12,526,940
  U.S. Treasury Notes
     2.38%                                              08/15/06               1,550           1,530,927
     2.50%(e)                                           10/31/06              26,650          26,238,790
     4.00%(e)                                        09/07-02/15              47,940          47,145,399
     4.25%(e)                                           10/31/07              33,130          33,032,929
     4.12%(e)                                        08/08-05/15              37,175          36,379,050
     4.38%(e)                                           11/15/08              37,440          37,445,841
     4.50%(e)                                        11/10-11/15              43,330          43,660,072
                                                                                             ===========
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $391,700,736)                                                                        389,519,033
                                                                                             -----------
MORTGAGE PASS-THROUGHS - 3.8%
  Federal Home Loan Mortgage
    Corp.
     4.98%(b)                                           10/01/35              13,300          13,218,748

                                                                                PAR
                                                      MATURITY                 (000)                VALUE
                                               ----------------------   ------------------   -------------------
MORTGAGE PASS-THROUGHS (Continued)
  Federal Home Loan Mortgage
    Corp., Unsecured Notes
     3.00%                                              04/19/07             $ 7,820         $ 7,647,334
  Federal National Mortgage
    Association
     8.50%                                              08/01/09                 138             141,715
     6.00%                                           05/16-02/17                 643             656,929
     5.50%                                              01/01/20                 446             448,645
  Federal National Mortgage
    Association ARM
     4.00%(b)                                           04/01/34               6,336           6,170,548
     4.83%(b)                                           09/01/35               4,528           4,490,795
  Government National Mortgage
    Association
     7.25%(f)                                           04/15/06                   0                 230
                                                                                             ===========
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $33,209,122)
                                                                                              32,774,944
                                                                                             -----------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 0.2%
  Federal National Mortgage
    Association Grantor Trust,
    Series 02-T6, Class A1
     3.31%
  (Cost $1,604,406)                                     02/25/32               1,730           1,614,935
                                                                                             -----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.2%
  Bear Stearns Mortgage Trust,
    Series 04-12, Class 1A1
     4.73%(b)                                           01/25/35                 974             975,886
  Bear Stearns Mortgage Trust,
    Series 04-13, Class A1
     4.75%(b)                                           11/25/34               6,515           6,547,045
  Bear Stearns Mortgage Trust,
    Series 04-7, Class 4A
     3.22%(b)                                           10/25/34               6,759           6,645,118
  Countrywide Alternative Loan
    Trust, Series 05-56, Class
    1A1
     5.11%(b)                                           10/25/35               9,299           9,374,828
  Countrywide Home Loans,
    Series 04-29, Class 1A1
     4.65%(b)                                           02/25/35               5,113           5,116,618
  Federal Home Loan Mortgage
    Corp., Series 1361, Class I
     6.00%                                              09/15/07                 166             165,976
  Federal Home Loan Mortgage
    Corp., Series 96T-2, Class A
     7.00%                                              01/25/21                 691             689,099
  Federal National Mortgage
    Association, Series 89-16,
    Class B (PO)
     2.62%(g)                                           03/25/19                 119             100,735
  Federal National Mortgage
    Association, Series 05-109,
    Class PV
     6.00%                                              09/25/32               5,739           5,870,268
  Federal National Mortgage
    Association, Series 05-29,
    Class AT
     4.50%                                              04/25/35               3,090           3,050,417
  Federal National Mortgage
    Association, Series 05-29,
    Class WB
     4.75%                                              04/25/35               3,580           3,552,685

                                                                              17

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    INTERMEDIATE BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                                    PAR
                                                MATURITY           (000)                VALUE
                                               ----------   ------------------   -------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Federal National Mortgage
    Association, Series 05-57,
    Class PA
    5.50%                                      05/25/27          $ 4,502         $4,531,966
  Federal National Mortgage
    Association, Series 05-62,
    Class CQ
    4.75%                                      07/25/35            3,791          3,671,318
  Federal National Mortgage
    Association, Series 05-83,
    Class LA
    5.50%                                      10/25/35            5,779          5,820,781
  GSAA Home Equity Trust,
    Series 04-8, Class A3A
    4.75%(b)                                   09/25/34            1,033          1,035,137
  MortgageIT Trust, Series 04-1,
    Class A1
    4.77%(b)                                   11/25/34            7,797          7,801,937
  Structured Mortgage Loan Trust,
    Series 04-13, Class A2
    4.68%(b)                                   09/25/34            3,891          3,891,970
  Structured Mortgage Loan Trust,
    Series 04-6, Class 4A1
    4.85%(b)                                   06/25/34            9,769          9,500,214
  Summit Mortgage Trust, Series
    00-1, Class B1
    6.29%(b)(h)                                12/28/12              103            103,040
  Wells Fargo Mortgage Backed
    Securities Trust, Series 04-5,
    Class A1
    4.53%(b)                                   06/25/34           10,388         10,274,606
                                                                                 ==========
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $89,168,689)                                                             88,719,644
                                                                                 ----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 8.2%
  Banc of America Commercial
    Mortgage, Inc., Series 01-1,
    Class A2
    6.50%                                      04/15/36            4,950          5,222,662
  Bayview Financial Acquisition
    Trust, Series 98-1, Class A1
    7.01%(h)                                   05/25/29              320            318,070
  Chase Commercial Mortgage
    Securities Corp., Series 00-3,
    Class A2
    7.32%                                      10/15/32            2,005          2,173,804
  Commercial Mortgage
    Acceptance Corp., Series
    98-C2, Class A2
    6.03%                                      09/15/30            4,808          4,883,733
  Credit Suisse First Boston
    Mortgage Securities Corp.,
    Series 02-CP5, Class A2
    4.94%                                      12/15/35            6,185          6,110,266
  Federal Home Loan Mortgage
    Corp., Series 2626, Class NA
    5.00%                                      06/15/23            4,490          4,489,482
  First Union National Bank
    Commercial Mortgage Trust,
    Series 00-C2, Class A2
    7.20%(b)                                   10/15/32            4,430          4,798,472
  First Union National Bank
    Commercial Mortgage Trust,
    Series 01-C3, Class A3
    6.42%                                      08/15/33            7,025          7,439,748

                                                                    PAR
                                                MATURITY           (000)                VALUE
                                               ----------   ------------------   -------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  General Electric Capital
    Commercial Mortgage Corp.,
    Series 02-1A, Class A3
    6.27%                                      12/10/35          $ 4,850         $5,137,373
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 97
    7.43%                                      02/21/21              498            505,836
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 97-C1,
    Class X (IO)
    1.58%(i)                                   07/15/27           14,942            490,255
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 99-C3,
    Class A2
    7.18%                                      08/15/36            4,146          4,393,909
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 00-C2,
    Class A2
    7.46%                                      08/16/33            4,690          5,083,677
  J.P. Morgan Commercial
    Mortgage Finance Corp.,
    Series 97-C5, Class E
    7.61%                                      09/15/29            4,896          5,497,572
  Lehman Brothers Commercial
    Conduit Mortgage Trust,
    Series 99-C2, Class A1
    7.10%                                      10/15/32            2,742          2,774,517
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 00-C5, Class A1
    6.41%                                      12/15/19            4,535          4,626,523
  NationsLink Funding Corp.,
    Series 99-SL, Class A6
    6.61%                                      11/10/30            1,558          1,562,510
  Washington Mutual Asset
    Securities Corp., Series
    05-C1A, Class A1
    4.24%(h)                                   05/25/36            6,148          6,041,047
                                                                                 ==========
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $72,984,612)                                                             71,549,456
                                                                                 ----------
PROJECT LOANS - 0.2%
  Federal Housing Authority, USGI
    Project, Series 56
    7.46%
  (Cost $1,276,309)                            01/01/23            1,269          1,291,704
                                                                                 ----------
CERTIFICATE OF DEPOSIT - 0.2%
  SunTrust Bank, Inc.
    4.42%
  (Cost $1,375,000)                            06/15/09            1,375          1,353,632
                                                                                 ----------
ASSET BACKED SECURITIES - 12.6%
  Amresco Independence
    Funding, Inc., Series 00-1,
    Class A
    5.15%(b)(h)                                01/15/27            1,283          1,283,322
  Boston Edison Co., Series 99-1,
    Class A4
    6.91%                                      09/15/09            4,414          4,493,912

18

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    INTERMEDIATE BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
ASSET BACKED SECURITIES (Continued)
  Chase Issuance Trust, Series
    04-A9, Class A9
    3.22%                            06/15/10           $6,100         $ 5,943,108
  Citibank Credit Card Issuance
    Trust, Series 04, Class A1
    2.55%                            01/20/07            7,880           7,701,991
  Citibank Credit Card Issuance
    Trust, Series 04-A4, Class A4
    3.20%(b)                         08/24/07            8,375           8,163,950
  Countrywide Certificates, Series
    04-12, Class 2AV3
    4.51%(b)                         10/25/35            6,403           6,403,211
  Countrywide Certificates, Series
    05-IM2, Class A1
    4.30%(b)                         06/25/27            5,885           5,884,553
  DaimlerChrysler Auto Trust,
    Series 04-5, Class A3
    3.18%                            09/08/08            7,300           7,233,862
  Epoch, Series 02, Class 2l
    3.49%(b)(h)                      05/30/07            4,900           4,949,000
  Green Tree Financial Corp.,
    Series 96-7, Class A6
    7.65%(c)                         10/15/27            1,242           1,300,804
  IFC Small Business Adminis-
    tration Loan-Backed
    Certificates, Series 97-1,
    Class A
    5.00%(b)(h)                      01/15/24              591             591,027
  MBNA Credit Card Master Notes
    Trust, Series 04-A4, Class A4
    2.70%                            09/15/09            7,900           7,701,268
  The Money Store Small
    Business Administration Loan
    Trust, Series 97-2, Class A
    4.80%(b)                         02/15/29              872             843,503
  The Money Store Small
    Business Administration Loan
    Trust, Series 99-1, Class A
    5.05%(b)                         07/15/25            2,085           2,071,419
  PBG Equipment Trust, Series
    00-1A, Class A
    6.27%(h)                         01/20/12            1,271           1,272,413
  PMC Capital Limited
    Partnership, Series 98-1,
    Class A
    6.00%(b)(h)                      04/01/21              963             978,562
  Residential Asset Mortgage
    Products, Inc., Series 05-NC1,
    Class AI1
    4.46%(b)                         12/25/35            6,275           6,275,000
  Residential Asset Mortgage
    Products, Inc., Series 05-RZ4,
    Class A1
    4.50%(b)                         11/25/35            6,351           6,350,868
  Structured Asset Receivables
    Trust, Series 03-2
    4.40%(b)(h)                      01/21/09            5,580           5,578,254
  Structured Asset Securities
    Corp., Series 03-AL1, Class A
    3.36%(h)                         04/25/31            2,680           2,421,019
  Student Loan Marketing
    Association Student Loan
    Trust, Series 05-10, Class A1
    4.53%(b)                         04/25/12            6,450           6,426,764

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
ASSET BACKED SECURITIES (Continued)
  Student Loan Marketing
    Association Student Loan
    Trust, Series 05-5, Class A1
    4.20%(b)                         01/25/18           $7,241         $ 7,237,706
  Student Loan Marketing
    Association Student Loan
    Trust, Series 05-8 Class A4
    4.28%                            01/25/28            7,375           7,273,299
  SWB Loan-Backed Certificates,
    Series 99-1, Class A
    7.38%(h)                         05/15/25            1,566           1,585,601
                                                                       ===========
TOTAL ASSET BACKED SECURITIES
  (Cost $110,574,651)                                                  109,964,416
                                                                       -----------
CORPORATE BONDS - 36.3%
Aerospace - 0.6%
  Lockheed Martin Corp.,
    Debentures
    7.65%                            05/01/16            1,340           1,596,373
  Northrop Grumman Corp.,
    Senior Unsecured Notes
    4.08%                            11/16/06            1,445           1,435,275
  Raytheon Co., Senior Notes
    6.75%                            08/15/07            1,752           1,794,871
                                                                       ===========
                                                                         4,826,519
                                                                       -----------
Banks - 9.4%
  Banc One Corp., Senior
    Unsecured Notes
    2.62%                            06/30/08               60              56,854
  Bank of America Corp.,
    Subordinated Notes
    7.20%                            04/15/06              795             799,820
    7.80%                            02/15/10            1,115           1,231,283
  Bank of New York Co., Inc.,
    Senior Subordinated Notes
    3.80%                            02/01/08            1,400           1,370,830
  Bank One N.A., Senior
    Unsecured Notes
    3.70%                            01/15/08            2,325           2,277,547
  BankBoston N.A., Subordinated
    Bank Notes
    6.38%                            04/15/08            2,575           2,660,214
  BankBoston N.A., Subordinated
    Notes
    7.00%                            09/15/07              450             465,412
  Barclays Bank PLC,
    Subordinated Notes
    7.38%(b)(h)                      06/29/49            1,500           1,659,611
  Citigroup, Inc., Senior
    Unsecured Notes
    5.75%                            05/10/06            2,150           2,157,697
  Citigroup, Inc., Subordinated
    Notes
    7.75%                            06/15/06            3,480           3,522,219
    6.38%                            11/15/08            1,710           1,780,604
  Citigroup, Inc., Unsecured Notes
    4.12%                            02/22/10            6,585           6,400,620
    4.62%                            08/03/10              860             848,090
  Depfa ACS Bank, Senior Notes
    3.62%                            10/29/08            5,150           5,004,610

                                                                              19

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    INTERMEDIATE BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Banks (Continued)
  Depfa ACS Bank, Senior
    Secured Bonds
    4.88%(h)                         10/28/15           $2,800         $2,801,960
  Deutsche Bank AG, Deposit
    Notes
    3.84%(b)                         03/15/07            1,975          1,960,188
  HBOS Treasury Services PLC,
    Unsecured Notes
    3.75%(h)                         09/30/08            1,360          1,323,817
  HSBC Bank USA, Subordinated
    Notes
    3.87%                            06/07/07            9,700          9,558,526
  The Huntington National Bank,
    Subordinated Bank Notes
    2.75%                            10/16/06              750            736,770
  J.P. Morgan Chase & Co.,
    Senior Unsecured Notes
    5.25%                            05/30/07              609            611,759
  J.P. Morgan Chase & Co.,
    Subordinated Notes
    6.25%                            02/15/11            1,500          1,574,684
  SunTrust Bank, Inc., Senior
    Unsecured Notes
    3.62%                            10/15/07            1,485          1,454,201
    4.00%                            10/15/08            1,100          1,074,860
  Swedish Export Credit Corp.,
    Unsecured Notes
    3.50%                            01/15/08            6,625          6,479,780
  U.S. Bank N.A., Senior Bank
    Notes
    2.40%                            03/12/07            4,560          4,435,968
    4.40%                            08/15/08              675            668,209
    3.75%                            02/06/09              850            822,588
  U.S. Bank N.A., Subordinated
    Notes
    6.30%                            07/15/08            1,360          1,408,401
  U.S. Central Credit Union,
    Unsecured Notes
    2.75%                            05/30/08            1,915          1,824,459
  UBS Preferred Funding Trust,
    Inc., Capital Securities
    8.62%(b)                         10/29/49              475            543,356
  Wachovia Bank N.A., Senior
    Bank Notes
    4.38%                            08/15/08              850            840,372
  Wachovia Corp., Subordinated
    Notes
    5.62%                            12/15/08            2,150          2,199,044
  Wachovia Corp., Unsecured
    Notes
    4.95%                            11/01/06            3,000          3,000,231
  Wells Fargo & Co., Senior
    Unsecured Notes
    5.90%                            05/21/06            1,600          1,606,205
    5.25%                            12/01/07            1,700          1,716,425
    4.00%                            08/15/08            1,295          1,270,201
    4.20%                            01/15/10              675            657,180
  Wells Fargo & Co., Unsecured
    Notes
    4.62%                            08/09/10            3,150          3,110,032
                                                                       ==========
                                                                       81,914,627
                                                                       ----------

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Broadcasting - 0.4%
  Cox Communications, Inc.,
    Senior Unsecured Notes
    7.75%                            11/01/10           $  295         $  319,506
    7.12%                            10/01/12              900            964,328
  News America Holdings,
    Secured Notes
    9.50%                            07/15/24              550            721,002
  News America, Inc., Unsecured
    Notes
    5.30%                            12/15/14            1,545          1,537,012
                                                                       ==========
                                                                        3,541,848
                                                                       ----------
Construction - 0.1%
  Lennar Corp., Senior Unsecured
    Notes
    5.60%(h)                         05/31/15              410            391,120
  Pulte Homes, Inc., Senior
    Unsecured Notes
    5.20%                            02/15/15              120            112,888
                                                                       ==========
                                                                          504,008
                                                                       ----------
Energy & Utilities - 1.9%
  American Electric Power Co.,
    Senior Notes
    4.71%(b)                         08/16/07            1,205          1,198,519
  Carolina Power & Light Co.,
    First Mortgage Bonds
    5.25%                            12/15/15            1,415          1,413,217
  Dominion Resources, Inc.,
    Senior Unsecured Notes
    3.66%                            11/15/06            2,250          2,223,587
    5.12%                            12/15/09              455            453,617
  DTE Energy Co., Senior
    Unsecured Notes
    5.63%                            08/16/07            1,475          1,486,092
  NiSource Finance Corp.,
    Secured Notes
    7.88%                            11/15/10              600            665,459
  NiSource Finance Corp.,
    Unsecured Notes
    4.95%(b)                         11/23/09            2,450          2,455,464
  PECO Energy Co., First
    Refunding Mortgages
    5.95%                            11/01/11            1,900          1,975,899
  TXU Corp., Senior Unsecured
    Notes
    4.80%                            11/15/09            2,400          2,308,493
  Virginia Electric and Power Co.,
    Unsecured Notes
    5.73%                            11/25/08            2,514          2,558,118
                                                                       ==========
                                                                       16,738,465
                                                                       ----------
Entertainment & Leisure - 0.8%
  Comcast Cable Communications
    Corp., Senior Notes
    8.38%                            05/01/07              340            354,556
  Comcast Cable Communications
    Corp., Senior Unsecured
    Notes
    5.45%                            11/15/10            4,000          4,023,944

20

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    INTERMEDIATE BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                                        PAR
                                              MATURITY                 (000)                VALUE
                                       ----------------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Entertainment & Leisure (Continued)
  Comcast Cable Holdings LLC,
    Senior Debentures
    7.88%                                       08/01/13             $   735         $  830,087
  Time Warner Cos., Inc., Senior
    Unsecured Notes
    6.75%                                       04/15/11               1,110          1,165,599
  Turner Broadcasting Corp.,
    Senior Notes
    8.38%                                       07/01/13                 300            345,482
                                                                                     ==========
                                                                                      6,719,668
                                                                                     ----------
Finance - 8.3%
  Archstone-Smith Trust Corp.,
    Senior Unsecured Notes
    5.00%                                       08/15/07                 850            850,247
  Associates Corp. N.A., Senior
    Notes
    6.25%                                       11/01/08               2,000          2,071,754
  BAE Systems Holdings, Inc.,
    Unsecured Notes
    5.20%(h)                                    08/15/15                 680            665,713
  The Bear Stearns Cos., Inc.,
    Unsecured Notes
    3.25%                                       03/25/09               3,500          3,323,880
  Berkshire Hathaway Finance
    Corp., Senior Unsecured
    Notes
    3.40%                                       07/02/07               2,400          2,349,696
    4.12%                                       01/15/10               1,025            995,439
  Cable and Wireless Optus
    Finance Ltd., Unsecured
    Notes
    8.00%(h)                                    06/22/10               1,425          1,589,274
  CitiFinancial Credit Co.,
    Unsecured Notes
    6.62%                                       11/15/06               2,675          2,715,708
  General Electric Capital Corp.,
    Unsecured Notes
    3.45%(b)                                 07/07-01/08               8,420          8,345,099
    3.50%                                       08/15/07               3,820          3,741,232
    4.12%                                       09/01/09               1,115          1,085,689
    5.00%                                       11/15/11              11,860         11,871,670
  The Goldman Sachs Group,
    Inc., Unsecured Notes
    4.75%                                       07/15/13               2,000          1,939,940
  Household Finance Corp.,
    Senior Unsecured Notes
    7.20%                                       07/15/06               1,975          1,998,400
    5.75%                                       01/30/07                 500            504,123
  Lehman Brothers Holdings, Inc.,
    Senior Notes
    6.62%                                       02/05/06                 625            626,119
  Lehman Brothers Holdings, Inc.,
    Unsecured Notes
    5.00%                                       01/14/11               4,500          4,490,662
  Morgan Stanley, Senior
    Unsecured Notes
    6.75%                                       04/15/11                 350            376,784
  Morgan Stanley, Unsecured
    Notes
    5.05%                                       01/21/11               7,050          7,052,087
  Nationwide Building Society,
    Unsecured Notes
    4.25%(h)                                    02/01/10                 350            340,850

                                                                        PAR
                                              MATURITY                 (000)                VALUE
                                       ----------------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Finance (Continued)
  Nuveen Investments, Senior
    Unsecured Notes
    5.50%                                       09/15/15             $   925         $  909,300
  Principal Life Global Funding,
    Inc., Unsecured Notes
    3.62%(h)                                    04/30/08               1,085          1,055,021
  Prudential Financial, Inc., Senior
    Unsecured Notes
    3.75%                                       05/01/08               1,375          1,340,982
  Prudential Funding LLC, Senior
    Unsecured Notes
    6.60%(h)                                    05/15/08                 810            839,314
  PSEG Funding Trust, Inc.,
    Capital Securities
    5.38%                                       11/16/07               1,450          1,452,213
  SP Power Assets Ltd.,
    Unsecured Notes
    3.80%(h)                                    10/22/08               1,325          1,290,046
  Student Loan Marketing Corp.,
    Senior Unsecured Notes
    3.62%                                       03/17/08               3,370          3,285,154
  Swedbank, Capital Securities
    7.50%(b)(h)                                 09/29/49               2,200          2,574,044
  Washington Mutual Finance
    Corp., Senior Unsecured
    Notes
    6.25%                                       05/15/06               2,750          2,765,007
                                                                                     ==========
                                                                                     72,445,447
                                                                                     ----------
Insurance - 1.7%
  Allstate Financial Global
    Funding, Unsecured Notes
    5.25%(h)                                    02/01/07               1,430          1,433,296
  ASIF Global Financing,
    Unsecured Notes
    3.90%(h)                                    10/22/08                 320            310,086
  CHUBB Corp., Senior
    Unsecured Notes
    4.93%                                       11/16/07               2,925          2,923,628
  MassMutual Global Funding II,
    Senior Secured Notes
    2.55%(h)                                    07/15/08               2,535          2,393,458
  Metlife, Inc., Unsecured Notes
    5.00%                                       06/15/15               1,825          1,788,754
  Metropolitan Life Global
    Funding, Inc., Unsecured
    Notes
    2.60%(h)                                    06/19/08               1,540          1,452,117
  New York Life Global Funding,
    Unsecured Notes
    3.88%(h)                                    01/15/09               2,945          2,859,253
  Protective Life Corp., Secured
    Notes
    3.70%                                       11/24/08                 680            658,308
  TIAA Global Markets, Senior
    Unsecured Notes
    3.88%(h)                                    01/22/08                 520            509,924
                                                                                     ==========
                                                                                     14,328,824
                                                                                     ----------
Medical & Medical Services - 0.4%
  Wellpoint Health Network, Inc.,
    Senior Unsecured Notes
    6.38%                                       06/15/06               2,750          2,768,230

                                                                              21

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    INTERMEDIATE BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Medical & Medical Services (Continued)
  WellPoint, Inc., Unsecured
    Notes
    3.50%                               09/01/07           $  630         $  614,557
                                                                          ==========
                                                                           3,382,787
                                                                          ----------
Medical Instruments & Supplies - 0.1%
  Boston Scientific Corp., Senior
    Unsecured Notes
    5.45%                               06/15/14            1,085          1,074,845
                                                                          ----------
Motor Vehicles - 0.3%
  DaimlerChrysler N.A. Holding
    Corp., Unsecured Notes
    4.88%                               06/15/10            2,000          1,950,240
    6.50%                               11/15/13              475            497,348
  General Motors Acceptance
    Corp., Unsecured Notes
    5.65%(b)                            09/23/08              475            429,518
                                                                          ==========
                                                                           2,877,106
                                                                          ----------
Oil & Gas - 2.3%
  Anadarko Petroleum Corp.,
    Senior Unsecured Notes
    3.25%                               05/01/08            1,600          1,540,834
  EnCana Corp., Unsecured
    Notes
    4.60%                               08/15/09              175            173,120
  Gulfstream Natural Gas
    Systems, Unsecured Notes
    5.56%(h)                            11/01/15            1,800          1,814,814
  Kinder Morgan Finance,
    Secured Notes
    5.35%(h)                            01/05/11            1,700          1,702,434
  Ocean Energy, Inc., Senior
    Unsecured Notes
    4.38%                               10/01/07            1,660          1,642,719
  Oneok, Inc., Senior Unsecured
    Notes
    5.51%                               02/16/08            2,410          2,419,524
  Texas Eastern Transmission
    LLP, Senior Unsecured Notes
    5.25%                               07/15/07            1,590          1,594,516
  Tosco Corp., Senior Notes
    7.62%                               05/15/06            2,525          2,550,523
  Tosco Corp., Senior Unsecured
    Notes
    7.25%                               01/01/07              805            821,040
  Union Pacific Resources, Inc.,
    Debentures
    7.38%                               05/15/06            5,845          5,897,196
                                                                          ==========
                                                                          20,156,720
                                                                          ----------
Pharmaceuticals - 1.2%
  Merck & Co., Inc., Unsecured
    Notes
    4.73%(b)(h)                         02/22/06            3,600          3,599,338
    2.50%                               03/30/07            1,640          1,589,698
  Schering-Plough Corp., Senior
    Notes
    5.55%(b)                            12/01/13              795            809,918
  Wyeth, Unsecured Notes
    5.50%(h)                            02/15/16            3,965          4,011,049
                                                                          ==========
                                                                          10,010,003
                                                                          ----------

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Real Estate - 0.7%
  Avalonbay Communities, Inc.,
    Senior Unsecured Notes
    5.00%                               08/01/07           $1,380         $1,379,144
  EOP Operating LP, Unsecured
    Notes
    4.65%                               10/01/10              765            741,843
  ERP Operating LP, Senior Notes
    7.12%                               10/15/17              725            814,959
  ProLogis, Unsecured Notes
    5.25%(h)                            11/15/10            1,590          1,591,091
  The Rouse Co., Unsecured
    Notes
    3.62%                               03/15/09              600            560,413
    5.38%                               11/26/13            1,405          1,333,653
                                                                          ==========
                                                                           6,421,103
                                                                          ----------
Retail Merchandising - 0.2%
  Federated Department Stores,
    Inc., Senior Unsecured Notes
    6.62%                               09/01/08              820            849,817
  May Department Stores Co.,
    Debentures
    7.45%                               10/15/16              860            962,899
                                                                          ==========
                                                                           1,812,716
                                                                          ----------
Telecommunications - 2.3%
  AT&T Broadband Corp.,
    Unsecured Notes
    8.38%                               03/15/13            1,235          1,429,484
  BellSouth Corp., Unsecured
    Notes
    4.26%(b)(h)                         04/26/06            2,750          2,746,706
  Continental Cablevision, Inc.,
    Senior Notes
    8.30%                               05/15/06            1,050          1,062,728
  Lenfest Communications, Inc.,
    Senior Notes
    7.62%                               02/15/08            1,815          1,900,414
  Qwest Corp., Unsecured Notes
    8.88%(b)                            03/15/12              340            381,650
  SBC Communications, Inc.,
    Senior Unsecured Notes
    5.88%                               02/01/12              130            133,656
  SBC Communications, Inc.,
    Unsecured Notes
    4.39%(h)                            06/05/06            1,900          1,895,896
  Sprint Capital Corp., Senior
    Unsecured Notes
    7.62%                               01/30/11            1,125          1,240,571
  TCI Communications, Inc.,
    Senior Debentures
    8.75%                               08/01/15              965          1,169,285
  Verizon New Jersey, Inc., Senior
    Debentures
    5.88%                               01/17/12            5,015          5,060,937
  Vodafone Group PLC, Senior
    Unsecured Notes
    3.95%                               01/30/08            2,595          2,549,613
  Vodafone Group PLC,
    Unsecured Notes
    5.00%                               09/15/15              600            584,405
                                                                          ==========
                                                                          20,155,345
                                                                          ----------

22

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    INTERMEDIATE BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                        PAR
                                    MATURITY           (000)                VALUE
                                   ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Yankee - 5.6%
  Canadian National Railway Co.
    (Canada), Senior Unsecured
    Notes
    4.25%(j)                       08/01/09          $ 2,075         $ 2,023,436
  Eksportfinans ASA (Norway),
    Unsecured Notes
    4.38%(j)                       07/15/09            6,550           6,487,644
  EnCana Holdings Finance Corp.
    (Canada), Senior Unsecured
    Notes
    5.80%(j)                       05/01/14              930             966,317
  KFW Bankengruppe (Germany),
    Senior Unsecured Notes
    3.25%(j)                       09/21/07            3,400           3,327,515
  Landeskreditbank
    Baden-Wurttemberg-
    Forderbank (Germany),
    Unsecured Notes
    3.42%(j)                       07/27/06           19,090          18,975,269
  National Westminster Bank
    (United Kingdom),
    Subordinated Notes
    7.75%(b)(j)                    04/29/49            1,550           1,619,054
  Nationwide Building Society
    (United Kingdom), Unsecured
    Notes
    2.62%(h)(j)                    01/30/07            2,045           1,997,844
  Province of Quebec (Canada),
    Unsecured Notes
    5.75%(j)                       02/15/09            1,355           1,394,592
  Scottish Power PLC (United
    Kingdom), Unsecured Notes
    4.90%(j)                       03/15/10            2,300           2,278,645
  Sumitomo Mitsui Banking Corp.
    (Japan), Unsecured Notes
    5.62%(h)(j)                    12/31/49            1,450           1,438,168
  Telecom Italia Capital
    (Luxembourg), Senior
    Unsecured Notes
    5.25%(j)                       11/15/13              665             652,547
  Telefonica Europe BV
    (Netherlands), Senior
    Unsecured Notes
    7.75%(j)                       09/15/10            2,775           3,038,672
  Tyco International Group SA
    (Luxembourg), Senior
    Unsecured Notes
    5.80%(j)                       08/01/06              650             652,720
    6.38%(j)                       10/15/11            2,660           2,761,559
  Vodafone Group PLC (United
    Kingdom), Senior Unsecured
    Notes
    7.75%(j)                       02/15/10            1,355           1,484,085
                                                                     ===========
                                                                      49,098,067
                                                                     -----------
TOTAL CORPORATE BONDS
  (Cost $318,790,595)                                                316,008,098
                                                                     -----------
TAXABLE MUNICIPAL BONDS - 1.4%
  Elmhurst, Illinois Sales Tax
    Revenue Bonds, Series 98
    5.62%                          05/15/10              250             250,888
  Oregon School Board Taxable
    Pension Deferred Interest
    Bonds, Series 03, Class A
    1.00%                          06/30/07            2,700           2,517,696

                                                        PAR
                                    MATURITY           (000)                VALUE
                                   ----------   ------------------   -------------------
TAXABLE MUNICIPAL BONDS (Continued)
  Port Authority of New York &
    New Jersey Revenue Notes,
    Series 04, Class XX
    3.30%                          09/15/07          $ 4,200         $ 4,101,090
  Sales Tax Asset Receivable
    Corp. Revenue Bonds, Series
    04, Class B
    3.83%                          10/15/09            1,280           1,237,927
  Texas Public Finance Authority
    Taxable Revenue Bonds,
    Series 03
    3.12%                          06/15/07            2,020           1,974,388
  Wisconsin General Revenue
    Bonds, Series 03, Class A
    4.80%                          05/01/13            1,910           1,898,234
                                                                     ===========
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $12,058,519)
                                                                      11,980,223
                                                                     -----------

                                              PAR/SHARES
                                 MATURITY       (000)          VALUE
                                ----------   -----------   -------------
SHORT TERM INVESTMENTS - 3.6%
  Federal Home Loan Mortgage
    Corp., Discount Notes
    3.50%(k)                    01/03/06     23,000        23,000,000
  Galileo Money Market Fund                  8,244          8,244,029
                                                           ==========
TOTAL SHORT TERM INVESTMENTS
  (Cost $31,244,029)                                       31,244,029
                                                           ----------

TOTAL INVESTMENTS IN
  SECURITIES -  121.5%
  (Cost $1,063,986,668(a))                                               1,056,020,114

                                            NUMBER OF
                                            CONTRACTS
                                        -----------------
CALL OPTIONS WRITTEN - 0.0%
  March 10 year U.S. Treasury
    Notes futures, Strike Price
    $111, Expires 02/24/06
  (Premiums received $41,948)                    (77)          (19,250)
                                                               -------
CALL SWAPTIONS PURCHASED - 0.1%
  Merrill Lynch, Strike Price $5.50,
    Expires 12/14/15
  (Cost $752,840)                              1,160(l)        910,020
                                                               -------
CALL SWAPTIONS WRITTEN - (0.2)%
  Barclays Capital, Strike Price
    $5.14, Expires 04/21/08                   (1,220)(l)      (538,508)
  Citibank, Strike Price $5.67,
    Expires 01/04/10                          (1,250)(l)      (870,000)
                                                              ========
TOTAL CALL SWAPTIONS WRITTEN
  (Premiums received $1,175,640)                            (1,408,508)
                                                            ----------

                                                                              23

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    INTERMEDIATE BOND PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                            NUMBER OF
                                            CONTRACTS           VALUE
                                        -----------------   -------------
PUT OPTIONS WRITTEN - 0.0%
  March 10 year U.S. Treasury
    Notes futures, Strike Price
    $107, Expires 02/24/06
  (Premiums received $41,456)                    (77)       $(12,031)
                                                            --------
PUT SWAPTIONS PURCHASED - 0.1%
  Merrill Lynch, Strike Price $5.50,
    Expires 12/14/15
  (Cost $752,840)                              1,160(l)      654,588
                                                            --------
PUT SWAPTIONS WRITTEN - (0.1)%
  Barclays Capital, Strike Price
    $5.14, Expires 04/21/08                   (1,220)(l)    (441,274)
  Citibank, Strike Price $5.67,
    Expires 01/04/10                          (1,250)(l)    (397,500)
                                                            ========
TOTAL PUT SWAPTIONS WRITTEN
  (Premiums received $1,175,640)                            (838,774)
                                                            --------

LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (21.4)%
  (including $194,774,084 of payable
  for financing transactions)           (185,817,180)
                                        ------------
NET ASSETS - 100.0%                     $869,488,979
                                        ============

-------------------

 (a) Cost for Federal income tax purposes is $1,064,299,088. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $ 2,724,987
      Gross unrealized depreciation                                      (11,003,961)
                                                                         -----------
                                                                         $(8,278,974)
                                                                         ===========

 (b) Rates shown are the rates as of December 31, 2005.
 (c) Securities, or a portion thereof, pledged as collateral with a value of
     $1,562,245 on 237 long U.S. Treasury Note futures contracts, 28 long
     U.S. Treasury Bond futures contracts, and 942 short U.S. Treasury Note futures contracts expiring March 2006, 13 long Euro-Dollar futures contracts expiring March 2007, 13 long Euro-Dollar futures contracts expiring June 2007 and 13 long Euro-Dollar futures contracts expiring
     September 2007. The value of such contracts on December 31, 2005 was
     $138,590,194 with an unrealized loss of $141,571 (including commissions of $2,323).
 (d) Securities, or a portion thereof, with a market value of $841,563 have been pledged as collateral for swap and swaption contracts.
 (e) Securities, or a portion thereof, subject to financing transactions.
 (f) Par held is less than $1,000.
 (g) Interest rate of underlying collateral.
 (h) Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31,
     2005, the Portfolio held 7.8% of its net assets, with a current market value of $68,135,186 in securities restricted as to resale.
 (i) Rates shown are the effective yields as of December 31, 2005.
 (j) Security is a foreign domiciled issuer which is registered with the
     Securities and Exchange Commission.
 (k) The rate shown is the effective yield at the time of purchase.
 (l) Each swaption contract is equivalent to $10,000 notional amount.

24

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                        INTERMEDIATE PLUS BOND PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                           NUMBER
                                         OF SHARES       VALUE
                                        -----------   ----------
PREFERRED STOCKS - 0.1%
  Raytheon Co. Trust I
  7.00%
  (Cost $42,375)                           800        $40,400
                                                      -------

                                                                                PAR
                                                      MATURITY                 (000)                VALUE
                                               ----------------------   ------------------   -------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 29.1%
  Federal Home Loan Mortgage
    Corp., Unsecured Notes
     3.01%                                              04/19/07              $  275                 268,962
     5.00%                                              10/27/14                 100                  98,778
  Federal National Mortgage
    Association, Unsecured Notes
     2.15%                                              04/13/06                 300                 297,966
     2.74%(b)                                           05/05/06                 225                 223,588
     1.75%                                              06/16/06                 125                 123,415
     2.71%                                              01/30/07                 250                 244,643
  Small Business Administration
    Participation Certificates,
    Series 96-20E, Class 1
     7.60%                                              05/01/16                  96                 101,198
  U.S. Treasury Bonds
    10.38%(c)                                           11/15/12                 205                 226,557
     8.75%                                              08/15/20                 100                 143,859
     8.00%                                              11/15/21                 225                 309,981
     6.25%(d)                                           08/15/23                 275                 328,389
  U.S. Treasury Inflation Protected
    Notes
     0.88%                                              04/15/10                 420                 419,730
  U.S. Treasury Notes
     2.50%(d)                                           10/31/06                 975                 959,956
     3.62%                                              04/30/07               1,050               1,039,008
     4.00%(d)                                        08/07-02/15               1,890               1,862,598
     4.25%                                              10/31/07                  35                  34,898
     3.38%                                              02/15/08                  60                  58,765
     4.12%                                              08/15/08                 175                 174,036
     4.38%(d)                                           11/15/08                 425                 425,066
     4.50%(d)                                        11/10-11/15               1,655               1,668,154
                                                                                                   =========
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $9,062,705)                                                                                9,009,547
                                                                                                   ---------
MORTGAGE PASS-THROUGHS - 48.9%
  Federal Home Loan Mortgage
    Corp.
     5.00%                                           04/20-12/20                 290                 285,532
  Federal Home Loan Mortgage
    Corp. ARM
     3.32%(b)                                           07/01/34                 249                 244,412
  Federal Home Loan Mortgage
    Corp. Gold
     4.50%                                           03/10-08/20                 511                 497,899
     5.00%                                           06/20-09/35               2,580               2,547,601
     5.50%                                              10/01/35                   1                   1,089
  Federal Home Loan Mortgage
    Corp. Gold ARM
     4.00%(b)                                           03/01/34                 130                 127,129
  Federal Home Loan Mortgage
    Corp. Gold TBA
     4.50%                                              01/18/21                 300                 291,844
     5.00%                                              01/13/35               1,000                 967,812
     5.50%                                              01/12/36                 400                 396,250

                                                                                PAR
                                                      MATURITY                 (000)                VALUE
                                               ----------------------   ------------------   -------------------
MORTGAGE PASS-THROUGHS (Continued)
  Federal National Mortgage
    Association
     6.00%                                           08/16-02/34              $  409             $   413,166
     5.00%                                           01/18-11/35               1,971               1,934,685
     4.50%                                           12/19-09/35                 833                 808,451
     5.50%                                           02/34-10/35               1,208               1,200,413
  Federal National Mortgage
    Association ARM
     4.12%(b)                                           10/01/33                 297                 290,361
     4.30%(b)                                           12/01/33                 195                 191,221
     4.29%(b)                                           01/01/34                 257                 252,424
     4.00%(b)                                           04/01/34                 392                 381,326
  Federal National Mortgage
    Association TBA
     5.00%                                           01/20-01/36               1,300               1,271,562
     4.50%                                           01/21-01/36               1,600               1,547,124
     5.50%                                           01/21-01/36               1,400               1,403,532
     6.00%                                              01/12/36                 100                 100,906
                                                                                                 ===========
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $15,170,983)                                                                              15,154,739
                                                                                                 -----------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 0.4%
  Federal Home Loan Mortgage
    Corp., Series 05, Class B1
     4.50%                                              05/01/20                  93                  90,689
  Structured Asset Securities
    Corp., Series 96-CFL, Class
    X1 (IO)
     2.03%(e)                                           02/25/28                 368                  31,187
                                                                                                 ===========
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $117,252)
                                                                                                     121,876
                                                                                                 -----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.5%
  Bear Stearns Mortgage Trust,
    Series 04-13, Class A1
     4.75%(b)                                           11/25/34                 185                 185,581
  Countrywide Alternative Loan
    Trust, Series 05-56, Class
    1A1
     5.11%(b)                                           10/25/35                 288                 290,459
  Countrywide Home Loans,
    Series 04-29, Class 1A1
     4.65%(b)                                           02/25/35                 124                 124,039
  Federal Home Loan Mortgage
    Corp., Series 2927, Class BA
     5.50%                                              10/15/33                 110                 110,734
  Federal Home Loan Mortgage
    Corp., Series 2949, Class PA
     5.50%                                              03/15/34                 221                 222,225
  Federal Home Loan Mortgage
    Corp., Series 2996, Class MK
     5.50%                                              06/15/35                  98                  98,366
  Federal National Mortgage
    Association, Series 04-25,
    Class PA
     5.50%                                              10/25/30                 192                 193,564
  Federal National Mortgage
    Association, Series 04-36,
    Class BS
     5.50%                                              11/25/30                 156                 157,705

                                                                              25

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  INTERMEDIATE PLUS BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                                     PAR
                                                 MATURITY           (000)                VALUE
                                                ----------   ------------------   -------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Federal National Mortgage
    Association, Series 05-48,
    Class AR
    5.50%                                       02/25/35           $  107         $ 107,836
  MortgageIT Trust, Series 04-1,
    Class A1
    4.77%(b)                                    11/25/34              256           256,432
  Structured Mortgage Loan Trust,
    Series 04-13, Class A2
    4.68%(b)                                    09/25/34               87            86,931
  Wells Fargo Mortgage Backed
    Securities Trust, Series 04-5,
    Class A1
    4.53%(b)                                    06/25/34              187           184,943
                                                                                  =========
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $2,047,126)                                                               2,018,815
                                                                                  ---------
COMMERCIAL MORTGAGE BACKED SECURITIES - 12.5%
  Banc of America Commercial
    Mortgage, Inc., Series 02-2,
    Class A3
    5.12%                                       07/11/43              130           130,242
  Banc of America Commercial
    Mortgage, Inc., Series
    02-PB2, Class A4
    6.19%                                       06/11/35              180           189,422
  Banc of America Commercial
    Mortgage, Inc., Series 05-4,
    Class A5A
    4.93%                                       07/10/45              160           157,125
  Bear Stearns Commercial
    Mortgage Securities, Inc.,
    Series 00-WF2, Class A2
    7.32%                                       10/15/32              110           119,232
  Bear Stearns Commericial
    Mortgage Securities, Inc.,
    Series 05-PWR7, Class A2
    4.94%                                       02/11/41              140           138,775
  Chase Commercial Mortgage
    Securities Corp., Series 97-1,
    Class X (IO)
    1.37%(e)                                    04/19/15            2,272            41,561
  Chase Commercial Mortgage
    Securities Corp., Series 00-3,
    Class A2
    7.32%                                       10/15/32               55            59,631
  Chase Manhattan Bank-First
    Union National Bank, Series
    99-1, Class A2
    7.44%                                       08/15/31              185           198,537
  Citigroup Commercial Mortgage
    Trust, Series 05-EMG, Class
    A2
    4.22%(f)                                    09/20/49              150           145,728
  Credit Suisse First Boston
    Mortgage Securities Corp.,
    Series 97-C1, Class AX (IO)
    1.70%(e)(f)                                 06/20/29            2,272            69,032
  Credit Suisse First Boston
    Mortgage Securities Corp.,
    Series 97-C2, Class AX (IO)
    1.07%(e)                                    01/17/35              678            12,864

                                                                     PAR
                                                 MATURITY           (000)                VALUE
                                                ----------   ------------------   -------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Credit Suisse First Boston
    Mortgage Securities Corp.,
    Series 00-C1, Class A1
    7.32%                                       04/15/42           $  132         $ 136,971
  Credit Suisse First Boston
    Mortgage Securities Corp.,
    Series 01-CP4, Class D
    6.61%                                       12/15/35              185           196,767
  Donaldson, Lufkin and Jenrette,
    Inc., Commerical Mortgage
    Corp., Series 98-CF1, Class
    A1B
    6.41%                                       02/18/31              187           191,137
  Donaldson, Lufkin and Jenrette,
    Inc., Commerical Mortgage
    Corp., Series 00-CKP1, Class
    A1B
    7.18%                                       08/10/10              100           107,998
  First Union National Bank
    Commercial Mortgage Trust,
    Series 01-C3, Class A3
    6.42%                                       08/15/33              250           264,760
  General Electric Capital
    Commercial Mortgage Corp.,
    Series 00-1, Class A2
    6.50%                                       01/15/33              125           132,095
  General Electric Capital
    Commercial Mortgage Corp.,
    Series 02-1A, Class A3
    6.27%                                       12/10/35              170           180,073
  General Electric Capital
    Commercial Mortgage Corp.,
    Series 02-2A, Class A3
    5.35%                                       08/11/36              190           192,516
  General Electric Capital
    Commercial Mortgage Corp.,
    Series 05-C1, Class A3
    4.58%                                       06/10/48              130           127,928
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 97-C1,
    Class X (IO)
    1.58%(e)                                    07/15/27            1,641            53,852
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 99-C2,
    Class A2
    6.94%                                       09/15/33              100           105,469
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 00-C2,
    Class A2
    7.46%                                       08/16/33              115           124,653
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 00-C3, Class A2
    7.95%                                       05/15/25              140           153,997
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 01-C2, Class A2
    6.65%                                       11/15/27              150           160,324

26

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  INTERMEDIATE PLUS BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 03-C7, Class A3
    4.56%(b)                          09/15/27           $  110         $ 107,415
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 05-C1, Class A3
    4.54%                             02/15/30              150           146,560
  Morgan Stanley Capital, Inc.,
    Series 97-HF1, Class X
    4.76%(f)                          07/15/29              331             4,094
  Washington Mutual Asset
    Securities Corp., Series
    05-C1A, Class A1
    4.24%(f)                          05/25/36              225           221,259
                                                                        =========
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $3,982,984)                                                     3,870,017
                                                                        ---------
ASSET BACKED SECURITIES - 10.9%
  Capital Auto Receivables Asset
    Trust, Series 04-2, Class A4
    3.75%                             07/15/09              225           220,002
  Chase Issuance Trust, Series
    04-A9, Class A9
    3.22%                             06/15/10              175           170,499
  Citibank Credit Card Issuance
    Trust, Series 03-A3, Class A3
    3.10%                             03/10/10              125           120,703
  Citibank Credit Card Issuance
    Trust, Series 04, Class A1
    2.55%                             01/20/07              225           219,917
  Countrywide Certificates, Series
    05-BC5, Class 3A1
    4.44%(b)                          10/25/27              225           224,995
  Countrywide Certificates, Series
    05-IM2, Class A1
    4.30%(b)                          06/25/27              199           199,101
  DaimlerChrysler Auto Trust,
    Series 05-B, Class A3
    4.04%                             09/08/09              225           222,622
  Discover Card Master Trust,
    Inc., Series 01-2, Class A
    4.53%(b)                          07/15/08              250           250,019
  Green Tree Financial Corp.,
    Series 99-2, Class A3
    6.08%                             12/01/30               50            50,171
  Honda Auto Receivables Owner
    Trust, Series 05-4, Class A3
    4.51%                             05/20/09              225           223,920
  MBNA Credit Card Master Notes
    Trust, Series 04-A4, Class A4
    2.70%                             09/15/09              175           170,598
  Nissan Auto Receivables Owner
    Trust, Series 05-C, Class A3
    4.19%                             07/15/09              250           247,368
  Residential Asset Mortgage
    Products, Inc., Series 05-RS8,
    Class A1
    4.49%(b)                          05/25/25              215           214,625
  Residential Asset Mortgage
    Products, Inc., Series 05-RZ4,
    Class A1
    4.50%(b)                          11/25/35              224           224,148

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
ASSET BACKED SECURITIES (Continued)
  Standard Credit Card Master
    Trust, Inc., Series 94-2, Class
    A
    7.25%                             04/07/06           $  235         $ 236,549
  Student Loan Marketing
    Association Student Loan
    Trust, Series 04-9, Class A2
    3.18%(b)                          10/25/12              226           225,361
  Student Loan Marketing
    Association Student Loan
    Trust, Series 05-6, Class A5B
    4.21%(b)                          07/27/26              175           175,002
                                                                        =========
TOTAL ASSET BACKED SECURITIES
  (Cost $3,423,465)
                                                                        3,395,600
                                                                        ---------
CORPORATE BONDS - 20.2%
Aerospace - 0.3%
  BE Aerospace, Inc., Senior
    Notes
    8.50%                             10/01/10                5             5,350
  Lockheed Martin Tactical
    Systems, Inc., Senior
    Debentures
    7.00%                             09/15/23               30            34,711
  Northrop Grumman Corp.,
    Senior Unsecured Notes
    4.08%                             11/16/06               35            34,764
  Raytheon Co., Senior
    Unsecured Notes
    4.50%                             11/15/07                7             6,944
                                                                        =========
                                                                           81,769
                                                                        ---------
Banks - 3.9%
  Bank of America Corp., Senior
    Unsecured Notes
    4.50%                             08/01/10               25            24,604
  Bank of America Corp.,
    Subordinated Notes
    7.80%                             02/15/10                5             5,522
  Bank of New York Co., Inc.,
    Senior Notes
    3.75%                             02/15/08               25            24,426
  Citigroup, Inc., Senior
    Unsecured Notes
    6.20%                             03/15/09               35            36,304
  Citigroup, Inc., Subordinated
    Notes
    6.38%                             11/15/08               30            31,239
  Citigroup, Inc., Unsecured Notes
    4.12%                             02/22/10              260           252,720
  Depfa ACS Bank, Senior Notes
    3.62%                             10/29/08               50            48,588
  HBOS Treasury Services PLC,
    Unsecured Notes
    3.50%(f)                          11/30/07               30            29,277
  HSBC Bank USA, Subordinated
    Notes
    3.87%                             06/07/07              225           221,718
  J.P. Morgan Chase & Co.,
    Subordinated Notes
    7.12%                             06/15/09               25            26,662

                                                                              27

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  INTERMEDIATE PLUS BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Banks (Continued)
  SunTrust Bank, Inc., Senior
    Unsecured Notes
     3.62%                            10/15/07           $   70         $  68,548
     4.00%                            10/15/08               40            39,086
  Swedish Export Credit Corp.,
    Unsecured Notes
     3.50%                            01/15/08               75            73,356
  U.S. Bancorp, Senior Unsecured
    Notes
     3.95%                            08/23/07              115           113,453
  UBS Preferred Funding Trust,
    Inc., Capital Securities
     8.62%(b)                         10/29/49               10            11,439
  Wells Fargo & Co., Senior
    Unsecured Notes
     5.90%                            05/21/06              100           100,388
  Wells Fargo & Co., Unsecured
    Notes
     4.62%                            08/09/10              100            98,731
                                                                        =========
                                                                        1,206,061
                                                                        ---------
Broadcasting - 0.5%
  Cablevision Systems Corp.,
    Senior Unsecured Notes
     8.72%(b)                         04/01/09               15            15,150
  Charter Communications
    Holdings LLC, Unsecured
    Notes
    10.25%                            09/15/10               45            44,775
  Cox Communications, Inc.,
    Senior Unsecured Notes
     7.12%                            10/01/12               25            26,787
  DirecTV Holdings LLC, Senior
    Unsecured Notes
     6.38%                            06/15/15               10             9,800
  News America Holdings, Inc.,
    Senior Debentures
     9.50%                            07/15/24               15            19,664
  News America, Inc., Unsecured
    Notes
     5.30%                            12/15/14               45            44,767
                                                                        =========
                                                                          160,943
                                                                        ---------
Business Services - 0.0%
  Service Corp. International,
    Senior Unsecured Notes
     7.70%                            04/15/09                5             5,250
                                                                        ---------
Chemicals - 0.0%
  BCP Crystal U.S. Holdings
    Corp., Senior Subordinated
    Notes
     9.62%                            06/15/14                5             5,562
                                                                        ---------
Computer Software & Services - 0.0%
  Sungard Data Systems, Inc.,
    Senior Unsecured Notes
     9.12%(f)                         08/15/13                5             5,175
                                                                        ---------
Construction - 0.2%
  International Steel Group, Inc.,
    Senior Unsecured Notes
     6.50%                            04/15/14               15            15,075
  K. Hovnanian Enterprises, Inc.,
    Senior Unsecured Notes
     6.25%                            01/15/16               35            32,550

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Construction (Continued)
  Lennar Corp., Senior Unsecured
    Notes
     5.60%                            05/31/15           $    5         $   4,839
                                                                        =========
                                                                           52,464
                                                                        ---------
Containers - 0.0%
  Crown Americas, Inc., Senior
    Unsecured Notes
     7.75%(f)                         11/15/15                5             5,175
                                                                        ---------
Energy & Utilities - 1.1%
  AES Corp., Senior Secured
    Notes
     8.75%(f)                         05/15/13               10            10,888
  Carolina Power & Light Co.,
    First Mortgage Bonds
     5.25%                            12/15/15               40            39,950
  Chesapeake Energy Corp.,
    Senior Unsecured Notes
     6.25%                            01/15/18               20            19,650
  Dominion Resources, Inc.,
    Senior Unsecured Notes
     7.20%                            09/15/14               40            44,439
  Midwest Generation LLC,
    Pass-Through Certificates
     8.56%                            01/02/16               24            25,723
  Midwest Generation LLC, Senior
    Secured Notes
     8.75%                            05/01/34               10            11,013
  NiSource Finance Corp.,
    Unsecured Notes
     4.95%(b)                         11/23/09               75            75,167
  Northwestern Corp., Notes
     5.88%                            11/01/14                5             5,009
  Reliant Energy, Inc., Senior
    Secured Notes
     6.75%                            12/15/14               15            13,125
  Transcontinental Gas Pipe Line
    Corp., Senior Notes
     8.88%                            07/15/12                5             5,750
  TXU Corp., Senior Unsecured
    Notes
     4.80%                            11/15/09              100            96,187
                                                                        =========
                                                                          346,901
                                                                        ---------
Entertainment & Leisure - 0.4%
  Comcast Cable Communications
    Corp., Senior Unsecured
    Notes
     6.38%                            01/30/06                5             5,006
  Comcast Cable Communi-
    cations, Inc., Senior
    Unsecured Notes
     6.75%                            01/30/11               35            37,058
  Comcast Cable Holdings LLC,
    Senior Debentures
     7.88%                            08/01/13                5             5,647
  MGM Mirage, Inc., Senior Notes
     6.00%                            10/01/09               20            19,875
  Mohegan Tribal Gaming
    Authority, Senior Unsecured
    Notes
     6.12%                            02/15/13               10             9,875

28

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  INTERMEDIATE PLUS BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Entertainment & Leisure (Continued)
  Seneca Gaming Corp., Senior
    Unsecured Notes
     7.25%                           05/01/12           $   15         $  15,094
  Time Warner Cos., Inc., Senior
    Unsecured Notes
     6.75%                           04/15/11               10            10,501
  Turner Broadcasting Corp.,
    Senior Notes
     8.38%                           07/01/13               15            17,274
                                                                       =========
                                                                         120,330
                                                                       ---------
Finance - 4.5%
  BAE Systems Holdings, Inc.,
    Unsecured Notes
     5.20%(f)                        08/15/15               40            39,160
  The Bear Stearns Cos., Inc.,
    Unsecured Notes
     3.25%                           03/25/09               50            47,484
  Berkshire Hathaway Finance
    Corp., Senior Unsecured
    Notes
     4.12%                           01/15/10               80            77,693
  CCH I Holdings LLC, Senior
    Unsecured Notes
    11.00%(f)                        10/01/15               25            21,000
  General Electric Capital Corp.,
    Unsecured Notes
     3.50%                           08/15/07               50            48,969
     3.45%(b)                        01/15/08              370           367,144
     4.12%                           09/01/09               30            29,211
     3.75%                           12/15/09               65            62,362
     5.00%                           11/15/11              275           275,271
  Household Finance Corp.,
    Senior Notes
     6.45%                           02/01/09               20            20,722
  Lehman Brothers Holdings, Inc.,
    Unsecured Notes
     5.00%                           01/14/11              100            99,792
  Morgan Stanley, Unsecured
    Notes
     5.05%                           01/21/11              150           150,044
  Nationwide Building Society,
    Senior Unsecured Notes
     3.50%(f)                        07/31/07               50            49,060
  Principal Life Global Funding,
    Inc., Unsecured Notes
     3.62%(f)                        04/30/08               20            19,447
  Prudential Funding LLC, Senior
    Unsecured Notes
     6.60%(f)                        05/15/08               25            25,905
  PSEG Funding Trust, Inc.,
    Capital Securities
     5.38%                           11/16/07               50            50,076
                                                                       =========
                                                                       1,383,340
                                                                       ---------
Food & Agriculture - 0.1%
  Smithfield Foods, Inc., Senior
    Unsecured Notes
     7.00%                           08/01/11               25            25,500
                                                                       ---------
Industrial - 0.1%
  Osprey Trust/Osprey, Inc.,
    Senior Secured Notes
     0.13%(b)(e)(f)(g)(h)            01/15/49               50            23,688
                                                                       ---------

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Insurance - 1.0%
  Allstate Financial Global
    Funding, Unsecured Notes
     5.25%(f)                        02/01/07           $   25         $  25,057
  ASIF Global Financing,
    Unsecured Notes
     3.90%(f)                        10/22/08               45            43,606
  CHUBB Corp., Senior
    Unsecured Notes
     4.93%                           11/16/07               75            74,965
  MassMutual Global Funding II,
    Senior Secured Notes
     2.55%(f)                        07/15/08               35            33,046
  Metlife, Inc., Unsecured Notes
     5.00%                           06/15/15               50            49,007
  New York Life Global Funding,
    Unsecured Notes
     3.88%(f)                        01/15/09               45            43,690
  TIAA Global Markets, Senior
    Unsecured Notes
     3.88%(f)                        01/22/08               45            44,128
                                                                       =========
                                                                         313,499
                                                                       ---------
Leasing - 0.0%
  Hertz Corp., Senior Unsecured
    Notes
     8.88%(f)                        01/01/14               15            15,281
                                                                       ---------
Manufacturing - 0.2%
  Briggs & Stratton Corp., Senior
    Unsecured Notes
     8.88%                           03/15/11               20            22,350
  Ispat Inland ULC, Senior
    Secured Notes
     9.75%                           04/01/14               22            24,915
                                                                       =========
                                                                          47,265
                                                                       ---------
Medical & Medical Services - 0.1%
  Bio-Rad Laboratories, Inc.,
    Senior Subordinated Notes
     6.12%                           12/15/14               10             9,825
  Wellpoint Health Network, Inc.,
    Senior Unsecured Notes
     6.38%                           06/15/06               25            25,166
                                                                       =========
                                                                          34,991
                                                                       ---------
Metal & Mining - 0.2%
  Massey Energy Co., Senior
    Unsecured Notes
     6.88%(f)                        12/15/13               40            40,350
  TRIMAS Corp., Senior
    Subordinated Notes
     9.88%                           06/15/12                5             4,150
                                                                       =========
                                                                          44,500
                                                                       ---------
Motor Vehicles - 0.1%
  Arvinmeritor, Inc., Senior Notes
     6.80%                           02/15/09               10             9,325
  DaimlerChrysler N.A. Holding
    Corp., Notes
     4.75%                           01/15/08               25            24,770
                                                                       =========
                                                                          34,095
                                                                       ---------

                                                                              29

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  INTERMEDIATE PLUS BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                               PAR
                                           MATURITY           (000)                VALUE
                                          ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Oil & Gas - 0.9%
  Anadarko Petroleum Corp.,
    Senior Unsecured Notes
     3.25%                                05/01/08           $   50               $ 48,151
  ANR Pipeline Co., Senior
    Debentures
     9.62%                                11/01/21                5                  6,119
     7.38%                                02/15/24                5                  5,140
  Chesapeake Energy Corp.,
    Senior Notes
     7.50%                                06/15/14               10                 10,600
  Chesapeake Energy Corp.,
    Senior Unsecured Notes
     6.88%(f)                             11/15/20                5                  5,062
  Colorado Interstate Gas Co.,
    Senior Unsecured Notes
     6.80%(f)                             11/15/15                5                  5,109
  Dynegy Holdings, Inc., Secured
    Notes
    10.12%(f)                             07/15/13               15                 16,950
  EnCana Corp. (Canada), Bonds
     6.30%                                11/01/11               25                 26,690
  KCS Energy, Inc., Senior
    Unsecured Notes
     7.12%                                04/01/12                5                  5,000
  Kinder Morgan Finance,
    Secured Notes
     5.35%(f)                             01/05/11               50                 50,072
  Northwest Pipeline Corp., Senior
    Unsecured Notes
     8.12%                                03/01/10               15                 15,900
  Oneok, Inc., Senior Unsecured
    Notes
     5.51%                                02/16/08               75                 75,296
  The Williams Cos., Inc., Senior
    Unsecured Notes
     7.12%                                09/01/11               10                 10,400
                                                                                  ========
                                                                                   280,489
                                                                                  --------
Pharmaceuticals - 1.3%
  Merck & Co., Inc., Senior
    Unsecured Notes
     5.25%                                07/01/06               25                 25,033
  Merck & Co., Inc., Unsecured
    Notes
     4.73%(b)(f)                          02/22/06              250                249,954
     2.50%                                03/30/07               25                 24,233
  Wyeth, Unsecured Notes
     5.50%(f)                             02/15/16              100                101,162
                                                                                  ========
                                                                                   400,382
                                                                                  --------
Railroad & Shipping - 0.0%
  Burlington Northern Santa Fe
    Corp., Debentures
     7.29%                                06/01/36               10                 12,278
                                                                                  --------
Real Estate - 0.4%
  AMR Real Estate, Senior
    Unsecured Notes
     8.12%                                06/01/12                5                  5,200
  ProLogis, Unsecured Notes
     5.25%(f)                             11/15/10               55                 55,037

                                                               PAR
                                           MATURITY           (000)                VALUE
                                          ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Real Estate (Continued)
  The Rouse Co., Unsecured
    Notes
     3.62%                                03/15/09           $   40               $ 37,361
     5.38%                                11/26/13               40                 37,969
                                                                                  ========
                                                                                   135,567
                                                                                  --------
Retail Merchandising - 0.1%
  Federated Department Stores,
    Inc., Senior Unsecured Notes
     6.30%                                04/01/09               10                 10,312
  May Department Stores Co.,
    Debentures
     7.45%                                10/15/16               10                 11,197
  Movie Gallery, Inc., Senior
    Unsecured Notes
    11.00%                                05/01/12                5                  3,900
                                                                                  ========
                                                                                    25,409
                                                                                  --------
Semiconductors & Related Devices - 0.0%
  Freescale Semiconductor, Inc.,
    Senior Unsecured Notes
     6.90%(b)                             07/15/09                5                  5,162
  Magnachip Semiconductor,
    Secured Notes
     7.74%(b)                             12/15/11               10                 10,175
                                                                                  ========
                                                                                    15,337
                                                                                  --------
Telecommunications - 1.2%
  AT&T Broadband Corp.,
    Unsecured Notes
     8.38%                                03/15/13              140                162,047
  Cincinnati Bell, Inc., Senior
    Unsecured Notes
     7.25%                                07/15/13               15                 15,562
  Intelsat Bermuda Ltd., Senior
    Unsecured Notes
     8.70%(b)(f)                          01/15/12               10                 10,150
  L-3 Communications Corp.,
    Senior Subordinated Notes
     6.38%(f)                             10/15/15                5                  4,987
  Qwest Corp., Unsecured Notes
     7.74%(b)(f)                          06/15/13               15                 16,238
  Rogers Wireless, Inc., Senior
    Secured Notes
     7.50%                                03/15/15               25                 27,000
  Verizon Maryland, Inc., Senior
    Debentures
     6.12%                                03/01/12               30                 30,658
  Verizon New Jersey, Inc., Senior
    Debentures
     5.88%                                01/17/12               70                 70,641
  Wind Acquistion Finance SA,
    Senior Unsecured Notes
    10.75%(f)                             12/01/15               15                 15,488
                                                                                  ========
                                                                                   352,771
                                                                                  --------
Transportation - 0.2%
  Overseas Shipholding Group,
    Inc., Senior Unsecured Notes
     7.50%                                02/15/24               10                  9,875

30

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  INTERMEDIATE PLUS BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                         PAR
                                     MATURITY           (000)                VALUE
                                    ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Transportation (Continued)
  Union Pacific Corp., Senior
    Notes
    6.62%                           02/01/08           $   50         $  51,640
                                                                      =========
                                                                         61,515
                                                                      ---------
Waste Management - 0.1%
  Allied Waste N.A., Inc., Senior
    Notes
    8.88%                           04/01/08               15            15,825
  Allied Waste N.A., Inc., Senior
    Secured Notes
    8.50%                           12/01/08               25            26,281
                                                                      =========
                                                                         42,106
                                                                      ---------
Yankee - 3.3%
  Canadian National Railway Co.
    (Canada), Senior Unsecured
    Notes
    4.25%(i)                        08/01/09               40            39,006
  Eksportfinans ASA (Norway),
    Unsecured Notes
    4.38%(i)                        07/15/09               20            19,810
  EnCana Holdings Finance Corp.
    (Canada), Senior Unsecured
    Notes
    5.80%(i)                        05/01/14               10            10,390
  Landeskreditbank
    Baden-Wurttemberg-
    Forderbank (Germany),
    Unsecured Notes
    3.42%(i)                        07/27/06              575           571,544
  Omi Corp. (Mali), Senior Notes
    7.62%(i)                        12/01/13                5             5,056
  Scottish Power PLC (United
    Kingdom), Unsecured Notes
    4.90%(i)                        03/15/10               25            24,768
  Telecom Italia Capital
    (Luxembourg), Senior
    Unsecured Notes
    5.25%(i)                        11/15/13               25            24,532
  Telefonica Europe BV
    (Netherlands), Senior
    Unsecured Notes
    7.75%(i)                        09/15/10              115           125,927
  Tyco International Group SA
    (Luxembourg), Senior
    Unsecured Notes
    5.80%(i)                        08/01/06               30            30,125
    6.38%(i)                        10/15/11               15            15,573
  Vodafone Group PLC (United
    Kingdom), Senior Unsecured
    Notes
    7.75%(i)                        02/15/10              135           147,861
                                                                      =========
                                                                      1,014,592
                                                                      ---------
TOTAL CORPORATE BONDS
  (Cost $6,323,521)                                                   6,252,235
                                                                      ---------

                                                         PAR
                                     MATURITY           (000)                VALUE
                                    ----------   ------------------   -------------------
FOREIGN BONDS - 2.1%
  Bundesrepublic Deutschland
    (Germany) (EUR)
    4.75%                           07/04/34           $   50         $  71,294
    4.00%                           01/04/37              125           159,767
  Government of New Zealand
    (NZD)
    6.00%                           11/15/11              145           100,123
    6.50%                           04/15/13              215           153,622
  Province of Manitoba, Senior
    Unsecured Notes (NZD)
    6.38%                           09/01/15               30            20,323
  Province of Ontario, Unsecured
    Notes (NZD)
    6.25%                           06/16/15               90            60,522
  Province of Quebec, Bonds
    (NZD)
    6.75%(b)                        11/09/15               30            20,703
  Republic of Italy
    4.38%                           10/25/06               80            79,814
                                                                      =========
TOTAL FOREIGN BONDS
  (Cost $678,698)
                                                                        666,168
                                                                      ---------
TAXABLE MUNICIPAL BONDS - 0.7%
  Port Authority of New York &
    New Jersey Revenue Notes,
    Series 04, Class XX
    3.30%                           09/15/07              125           122,056
  Sales Tax Asset Receivable
    Corp. Revenue Bonds, Series
    04, Class B
    3.60%                           10/15/08               35            33,962
  Wisconsin General Revenue
    Bonds, Series 03, Class A
    4.80%                           05/01/13               50            49,692
                                                                      =========
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $210,153)
                                                                        205,710
                                                                      ---------

                                          NUMBRER
                                         OF SHARES      VALUE
                                        -----------   --------
SHORT TERM INVESTMENTS - 0.5%
  Galileo Money Market Fund
  (Cost $161,761)                        161,761      161,761
                                                      -------

TOTAL INVESTMENTS IN
  SECURITIES -  131.9%
  (Cost $41,221,023(a))                    40,896,868

                                 PAR
                  MATURITY      (000)         VALUE
                 ----------   ---------   -------------
TBA SALE COMMITMENTS - (15.9)%
  Federal Home Loan
Mortgage
  Corp. Gold TBA
    4.50%        01/18/21        (400)    (389,125)
    5.00%        01/18/21        (700)    (692,782)

                                                                              31

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  INTERMEDIATE PLUS BOND PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                      PAR
                    MATURITY         (000)            VALUE
                 -------------   ------------   ----------------
TBA SALE COMMITMENTS (Continued)
  Federal National Mortgage
  Association TBA
    5.50%        01/19-01/34     $(1,300)       $(1,290,188)
    5.00%        01/19-01/35      (2,200)        (2,149,531)
    6.00%        01/14/34           (400)          (403,625)
                                                ===========
TOTAL TBA SALE COMMITMENTS
  (Proceeds $4,890,973)                          (4,925,250)
                                                -----------

                                           NUMBER OF
                                           CONTRACTS
                                        --------------
CALL OPTIONS WRITTEN - 0.0%
  March 10 year U.S. Treasury
    Notes futures, Strike Price
    $111, Expires 02/24/06
  (Premiums received $1,121)                     (2)        (500)
                                                            ----
CALL SWAPTIONS PURCHASED - (0.1)%
  Merrill Lynch, Strike Price $5.50,
    Expires 12/14/15
  (Cost $25,960)                               40(j)      31,380
                                                          ------
CALL SWAPTIONS WRITTEN - (0.1)%
  Barclays Capital, Strike Price
    $5.14, Expires 04/21/08                   (30)(j)    (13,242)
  Citibank, Strike Price $5.67,
    Expires 01/04/10                          (40)(j)    (27,840)
                                                         =======
TOTAL CALL SWAPTIONS WRITTEN
  (Premiums received $33,670)                            (41,082)
                                                         -------
PUT OPTIONS WRITTEN - 0.0%
  March 10 year U.S. Treasury
    Notes futures, Strike Price
    $107, Expires 02/24/06
  (Premiums received $1,057)                     (2)        (312)
                                                         -------
PUT SWAPTIONS PURCHASED - 0.1%
  Merrill Lynch, Strike Price $5.50,
    Expires 12/14/15
  (Cost $25,960)                               40(j)      22,572
                                                         -------
PUT SWAPTIONS WRITTEN - 0.1%
  Barclays Capital, Strike Price
    $5.14, Expires 04/21/08                   (30)(j)    (10,851)
  Citibank, Strike Price $5.67,
    Expires 01/04/10                          (40)(j)    (12,720)
                                                         =======
TOTAL PUT SWAPTIONS WRITTEN
  (Premiums received $33,670)                            (23,571)
                                                         -------

                                              VALUE
                                        ----------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (16.0)%
  (including $7,607,475 of payable
  for investments purchased)               $(4,960,369)
                                           -----------
NET ASSETS - 100.0%                        $30,999,736
                                           ===========

-------------------

 (a) Cost for Federal income tax purposes is $41,225,751. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                   $ 111,939
      Gross unrealized depreciation                                    (440,822)
                                                                      ---------
                                                                      $(328,883)
                                                                      =========

 (b) Rates shown are the rates as of December 31, 2005.
 (c) Securities, or a portion thereof, pledged as collateral with a value of
     $111,975 on 1 long U.S. Treasury Note futures contract, 1 long U.S.
     Treasury Bond futures contract, 42 short U.S. Treasury Note futures contracts, and 7 short Euro-Bobl futures contracts expiring March 2006,
     3 long Euro-Dollar futures contracts expiring March 2007, 3 long
     Euro-Dollar futures contracts expiring June 2007 and 3 long Euro-Dollar futures contracts expiring September 2007. The value of such contracts on December 31, 2005 was $7,560,629 with an unrealized loss of $17,454
     (including commissions of $135).
 (d) Securities, or a portion thereof, subject to financing transactions.
 (e) Rates shown are the effective yields as of December 31, 2005.
 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31,
     2005, the Portfolio held 4.7% of its net assets, with a market value of
     $1,444,255 in securities restricted as to resale.
 (g) Non-income producing security.
 (h) Security in default.
 (i) Security is a foreign domiciled issuer which is registered with the
     Securities and Exchange Commission.
 (j) Each swaption contract is equivalent to $10,000 notional amount.

32

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                        CORE BOND TOTAL RETURN PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                           NUMBER
                                         OF SHARES       VALUE
                                        -----------   -----------
PREFERRED STOCKS - 0.0%
  Centaur Funding Corp.
  9.08%(b)
  (Cost $216,893)                          205        $271,510
                                                      --------

                                                                                PAR
                                                      MATURITY                 (000)                VALUE
                                               ----------------------   ------------------   -------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 29.7%
  Federal Home Loan Mortgage
    Corp., Unsecured Notes
    3.35%                                               11/09/07             $  6,425          6,267,697
    4.62%                                               05/28/13                7,375          7,118,199
  Federal National Mortgage
    Association, Unsecured Notes
    2.35%                                            04/06-04/07                9,135          8,981,365
    3.02%                                               06/01/06               60,450         60,061,548
    1.75%                                               06/16/06                4,175          4,122,057
    4.00%                                               10/16/06               26,225         26,076,304
    2.71%                                               01/30/07               14,300         13,993,580
  Overseas Private Investment
    Co.
    4.09%                                               05/29/12                  329            301,446
    4.30%                                               05/29/12                  919            861,194
    4.64%                                               05/29/12                  686            652,675
    4.68%                                               05/29/12                  387            360,544
    4.87%                                               05/29/12                2,925          2,814,057
    5.40%                                               05/29/12                3,655          3,661,607
    5.46%                                               05/29/12                  419            430,603
    5.79%                                               05/29/12                  741            761,268
    5.88%(c)                                            05/29/12                  395            395,473
    5.94%                                               05/29/12                1,408          1,450,823
    5.95%                                               05/29/12                  401            410,846
    6.10%                                               05/29/12                  473            489,610
    6.81%                                               05/29/12                  572            598,961
    6.89%                                               05/29/12                4,567          4,800,424
    6.91%                                               05/29/12                1,535          1,599,524
    7.35%                                               05/29/12                  413            435,923
  Resolution Funding Corp. Strip
    Bonds
    6.29%(d)                                            07/15/18                2,850          1,575,768
    6.30%(d)                                            10/15/18                2,850          1,555,946
  Small Business Administration
    Participation Certificates,
    Series 92-20H, Class 1
    7.40%                                               08/01/12                   39             40,426
  Small Business Administration
    Participation Certificates,
    Series 96-20J, Class 1
    7.20%                                               10/01/16                1,035          1,083,862
  Small Business Administration
    Participation Certificates,
    Series 97-20B, Class 1
    7.10%                                               02/01/17                1,200          1,254,574
  Small Business Investment Cos.
    Pass-Through, Series
    97-P10C, Class 1
    6.85%                                               08/01/07                1,266          1,298,106
  Small Business Investment Cos.
    Pass-Through, Series
    97-P10D, Class 1
    6.51%                                               11/10/07                   87             88,711
  Small Business Investment Cos.
    Pass-Through, Series 03-10A,
    Class 1
    4.63%                                               03/10/13                8,514          8,337,980

                                                                                PAR
                                                      MATURITY                 (000)                VALUE
                                               ----------------------   ------------------   -------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS (Continued)
  U.S. Treasury Bonds
    8.75%                                            05/17-08/20             $  4,570        $ 6,466,806
    8.12%(e)                                            08/15/19               32,195         43,677,057
    8.50%(e)                                            02/15/20               50,735         71,171,667
    8.00%                                               11/15/21                8,320         11,462,422
    6.25%                                               08/15/23               31,790         37,961,742
    6.00%(e)                                            02/15/26                7,313          8,623,629
    6.75%(e)(f)                                         08/15/26               24,070         30,824,644
    5.38%(g)                                            02/15/31                7,862          8,831,235
  U.S. Treasury Inflation Protected
    Notes
    0.88%                                               04/15/10               41,645         41,618,223
  U.S. Treasury Notes
    4.62%                                               05/15/06                  405            405,411
    7.00%                                               07/15/06                7,370          7,467,594
    2.50%(g)                                            10/31/06               83,725         82,433,123
    4.00%(g)                                         08/07-02/15               78,040         77,262,931
    4.25%(g)                                         10/07-11/14               31,420         31,327,364
    4.12%                                               08/15/08               45,455         45,204,634
    4.38%                                               11/15/08               20,040         20,043,126
    6.00%                                               08/15/09                2,300          2,423,984
    3.62%                                               01/15/10                  465            452,249
    4.50%(g)                                         11/10-11/15               68,935         69,500,094
    5.00%                                               02/15/11                  320            329,587
    4.75%                                               05/15/14               30,810         31,559,792
                                                                                             ===========
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $749,449,822)                                                                        790,928,415
                                                                                             -----------
MORTGAGE PASS-THROUGHS - 36.7%
  Federal Home Loan Mortgage
    Corp. Gold
    4.00%                                            07/10-05/19                8,217          7,956,023
    5.50%                                            03/11-04/33               18,388         18,492,738
    6.00%                                            10/11-06/34               19,630         20,006,793
    6.50%                                            06/13-10/34                2,210          2,269,088
    4.50%                                            04/18-08/20               59,561         57,771,006
    5.00%                                            04/18-09/35               45,139         44,329,062
    8.00%                                            11/22-10/25                   20             21,772
    7.00%                                            03/25-05/31                  247            256,935
    7.50%                                            07/26-03/32                  251            263,406
  Federal Home Loan Mortgage
    Corp. Gold TBA
    5.00%                                            01/21-01/35              145,300        142,143,466
    5.50%                                               01/12/36               30,200         29,916,875
  Federal National Mortgage
    Association
    6.50%                                            06/08-06/34                4,099          4,215,326
    7.00%                                            11/08-08/32                8,831          9,191,354
    5.50%                                            06/11-10/35              198,180        197,595,196
    6.00%                                            09/11-11/34                3,777          3,830,961
    4.00%                                            06/14-03/20                  120            114,939
    8.00%                                               11/01/15                    8              7,776
    4.50%                                            01/18-12/20               27,047         26,373,923
    5.00%                                            01/18-08/35              114,559        111,951,701
    7.50%                                               09/01/22                    2              2,510
  Federal National Mortgage
    Association ARM
    6.38%(h)                                            01/01/31                5,177          5,221,490
    4.83%(h)                                            09/01/35               16,467         16,331,193
  Federal National Mortgage
    Association TBA
    4.50%                                            01/21-01/35              133,000        127,887,121
    5.00%                                               01/18/21               48,400         47,870,601

                                                                              33

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                                                 PAR
                                                       MATURITY                 (000)                VALUE
                                                ----------------------   ------------------   -------------------
MORTGAGE PASS-THROUGHS (Continued)
     5.50%                                               01/18/21             $14,400         $14,485,507
     6.50%                                               01/12/36              65,100          66,768,188
  Government National Mortgage
    Association
     7.00%                                            03/13-02/33               3,821           4,009,739
     6.00%                                            11/14-11/33               5,163           5,280,641
     9.00%                                               07/15/18                   5               5,563
     6.50%                                            03/24-04/32               1,368           1,431,406
     7.50%                                               11/15/29                   4               4,136
     5.50%                                            03/32-02/35              10,346          10,425,584
  Government National Mortgage
    Association TBA
     6.00%                                               01/23/36                 800             818,500
                                                                                              ===========
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $980,148,245)                                                                         977,250,519
                                                                                              -----------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 0.0%
  Structured Asset Securities
    Corp., Series 96-CFL, Class
    X1 (IO)
     2.03%(d)
  (Cost $653,452)                                        02/25/28               6,527             553,571
                                                                                              -----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 7.4%
  Banc of America Alternative
    Loan Trust, Series 04-6, Class
    4A1
     5.00%                                               07/25/19               8,332           8,069,823
  Federal Home Loan Mortgage
    Corp., Series 1361, Class I
     6.00%                                               09/15/07                 307             306,417
  Federal Home Loan Mortgage
    Corp., Series 1591, Class PK
     6.35%                                               10/15/23               7,878           8,075,663
  Federal Home Loan Mortgage
    Corp., Series 2529, Class MB
     5.00%                                               11/15/17               8,292           8,189,150
  Federal Home Loan Mortgage
    Corp., Series 2594, Class TV
     5.50%                                               03/15/14               6,862           6,947,727
  Federal Home Loan Mortgage
    Corp., Series 2864, Class NA
     5.50%                                               01/15/31              13,540          13,669,313
  Federal Home Loan Mortgage
    Corp., Series 2922, Class GA
     5.50%                                               05/15/34              24,066          24,214,621
  Federal Home Loan Mortgage
    Corp., Series 2996, Class MK
     5.50%                                               06/15/35              14,824          14,952,446
  Federal National Mortgage
    Association, Series 96-48,
    Class Z
     7.00%                                               11/25/26               4,048           4,271,295
  Federal National Mortgage
    Association, Series 03-16,
    Class BC
     5.00%                                               03/25/18               3,860           3,801,175
  Federal National Mortgage
    Association, Series 04-28,
    Class PB
     6.00%                                               08/25/28              13,283          13,446,459
  Federal National Mortgage
    Association, Series 04-88,
    Class HA
     6.50%                                               07/25/34              12,495          12,873,052

                                                                                 PAR
                                                       MATURITY                 (000)                VALUE
                                                ----------------------   ------------------   -------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Federal National Mortgage
    Association, Series 04-99,
    Class AO
     5.50%                                               01/25/34             $13,353         $13,393,258
  Federal National Mortgage
    Association, Series 05-3,
    Class AP
     5.50%                                               02/25/35              10,985          11,084,854
  Federal National Mortgage
    Association, Series 05-57,
    Class PA
     5.50%                                               05/25/27              18,927          19,053,962
  Federal National Mortgage
    Association, Series 05-70,
    Class NA
     5.50%                                               08/25/35               1,133           1,140,177
  Goldman Sachs Residential
    Mortgage Loan Trust, Series
    03-10, Class 2A1
     4.47%(h)                                            10/25/33               7,464           7,231,226
  Salomon Brothers Mortgage
    Securities VI, Series 87-1 (IO)
    11.00%(d)                                            02/17/17                 210              50,611
  Salomon Brothers Mortgage
    Securities VI, Series 87-1
    (PO)
    11.50%(i)                                            02/17/17                 220             203,114
  Salomon Brothers Mortgage
    Securities VI, Series 87-2 (IO)
    11.00%(d)                                            03/06/17                 155              40,069
  Salomon Brothers Mortgage
    Securities VI, Series 87-2
    (PO)
    11.50%(i)                                            03/06/17                 155             141,816
  Salomon Brothers Mortgage
    Securities, Series 87-3, Class
    A (PO)
    13.00%(i)                                            10/23/17                  85              76,119
  Summit Mortgage Trust, Series
    00-1, Class B1
     6.29%(b)(h)                                         12/28/12                 176             175,876
  Wells Fargo Mortgage Backed
    Securities, Series 04-K, Class
    1A2
     4.48%(h)                                            07/25/34              25,563          24,815,660
                                                                                              ===========
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $199,965,905)
                                                                                              196,223,883
                                                                                              -----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 12.2%
  Banc of America Commercial
    Mortgage, Inc., Series 01-1,
    Class A2
     6.50%                                               04/15/36              13,750          14,507,395
  Banc of America Commercial
    Mortgage, Inc., Series 02-2,
    Class A3
     5.12%                                               07/11/43              21,805          21,845,612
  Banc of America Commercial
    Mortgage, Inc., Series 05-1,
    Class A4
     5.03%(h)                                            11/10/42              13,880          13,760,077

34

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Banc of America Commercial
    Mortgage, Inc., Series 05-4,
    Class A5A
    4.93%                             07/10/45          $13,781         $13,533,373
  Bear Stearns Commercial
    Mortgage Securities, Inc.,
    Series 04-PWR6, Class A6
    4.82%                             11/11/41           14,200          13,966,552
  Chase Commercial Mortgage
    Securities Corp., Series 97-1,
    Class X (IO)
    1.37%(d)                          04/19/15           24,127             441,415
  Chase Commercial Mortgage
    Securities Corp., Series 99-2,
    Class A2
    7.20%                             01/15/32           10,105          10,827,267
  Chase Commercial Mortgage
    Securities Corp., Series 00-3,
    Class A2
    7.32%                             10/15/32            5,755           6,239,523
  Commercial Mortgage
    Acceptance Corp., Series
    98-C2, Class A2
    6.03%                             09/15/30           13,506          13,720,187
  Credit Suisse First Boston
    Mortgage Securities Corp.,
    Series 97-C1, Class AX (IO)
    1.70%(b)(d)                       06/20/29           37,451           1,138,137
  Credit Suisse First Boston
    Mortgage Securities Corp.,
    Series 97-C2, Class AX (IO)
    1.07%(d)                          01/17/35           13,080             248,193
  Donaldson, Lufkin and Jenrette,
    Inc., Commercial Mortgage
    Corp., Series 98-CG1, Class
    B1
    6.91%                             06/10/31           16,991          17,891,168
  First Union National Bank
    Commercial Mortgage Trust,
    Series 00-C2, Class A2
    7.20%(h)                          10/15/32           10,000          10,831,766
  First Union-Lehman Brothers
    Commercial Mortgage Trust,
    Series 97-C1, Class D
    7.50%                             04/18/29               50              51,614
  First Union-Lehman
    Brothers-Bank of America
    Commercial Mortgage Trust,
    Series 98-C2, Class C3
    6.56%                             11/18/08           10,168          10,450,345
  General Electric Capital
    Commercial Mortgage Corp.,
    Series 02-1A, Class A3
    6.27%                             12/10/35           14,170          15,009,604
  General Electric Capital
    Commercial Mortgage Corp.,
    Series 02-2A, Class A3
    5.35%                             08/11/36           16,200          16,414,503
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 97-C1,
    Class X (IO)
    1.58%(d)                          07/15/27           33,276           1,091,770
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 99-C3,
    Class A2
    7.18%                             08/15/36            9,578          10,149,251

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 00-C1,
    Class A2
    7.72%                             03/15/33          $15,990         $17,399,379
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 00-C2,
    Class A2
    7.46%                             08/16/33           11,470          12,432,788
  General Motors Acceptance
    Corp., Commercial Mortgage
    Securities, Inc., Series 03-C3,
    Class A3
    4.65%                             04/10/40            1,840           1,801,730
  Goldman Sachs Mortgage
    Securities Corp. II, Series
    98-C1, Class A2
    6.62%                             10/18/30               29              29,817
  Goldman Sachs Mortgage
    Securities Corp. II, Series
    98-C1, Class A3
    6.14%                             10/18/30            6,278           6,424,727
  Goldman Sachs Mortgage
    Securities Corp. II, Series
    04-GG2, Class A6
    5.40%                             08/10/38              640             649,223
  Homebanc Mortgage Trust,
    Series 05-4, Class A1
    4.65%(h)                          10/25/35           12,289          12,285,454
  J.P. Morgan Chase Commercial
    Mortgage Securities Corp.,
    Series 01-C1, Class A3
    5.86%                             10/12/35           14,370          14,871,234
  Lehman Brothers Commercial
    Conduit Mortgage Trust,
    Series 98-C4, Class X (IO)
    0.49%(d)                          09/15/23           14,071             259,917
  Lehman Brothers Commercial
    Conduit Mortgage Trust,
    Series 99-C2, Class A1
    7.10%                             10/15/32              684             692,530
  Lehman Brothers Commercial
    Conduit Mortgage Trust,
    Series 99-C2, Class A2
    7.32%                             10/15/32               85              90,994
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 00-C5, Class A1
    6.41%                             12/15/19            9,336           9,523,903
  Merrill Lynch Mortgage
    Investors, Inc., Series
    03-KEY1, Class A4
    5.24%                             11/12/35            7,100           7,123,109
  Morgan Stanley Capital
    Investments, Series 99-FNV1,
    Class A2
    6.53%                             03/15/31           10,415          10,806,475
  Residential Asset Mortgage
    Products, Inc., Series 04-RS7,
    Class AI3
    4.45%                             07/25/28              350             348,023
  Wachovia Bank Commercial
    Mortgage Trust, Series 03,
    Class C6
    5.12%                             08/15/35           18,000          17,974,085

                                                                              35

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                              PAR
                                        MATURITY             (000)                VALUE
                                     --------------   ------------------   -------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Washington Mutual Asset
    Securities Corp., Series
    05-C1A, Class A1
    4.24%(b)                            05/25/36           $19,697         $19,353,313
                                                                           ===========
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $330,427,322)                                                      324,184,453
                                                                           -----------
CERTIFICATE OF DEPOSIT - 0.1%
  SunTrust Bank, Inc.
    4.42%
  (Cost $3,795,000)                     06/15/09             3,795           3,736,026
                                                                           -----------
ASSET BACKED SECURITIES - 11.9%
  Bank One Issuance Trust,
    Series 03-A3, Class A3
    4.48%(h)                            12/15/10            24,025          24,080,358
  Capital Auto Receivables Asset
    Trust, Series 05-1, Class A4
    4.05%                               07/15/09            19,850          19,496,471
  Chase Issuance Trust, Series
    04-A9, Class A9
    3.22%                               06/15/10            18,875          18,389,535
  Citibank Credit Card Issuance
    Trust, Series 03-A6, Class A6
    2.90%                               05/17/10            17,060          16,350,952
  Citibank Credit Card Issuance
    Trust, Series 04, Class A1
    2.55%                               01/20/07            21,980          21,483,472
  Citibank Credit Card Issuance
    Trust, Series 04-A4, Class A4
    3.20%(h)                            08/24/07            23,700          23,102,760
  Countrywide Certificates, Series
    04-12, Class 2A1
    4.15%(h)                            01/25/29            18,441          18,441,245
  Countrywide Certificates, Series
    04-14, Class A4
    4.66%(h)                            06/25/35            11,496          11,525,974
  Countrywide Certificates, Series
    05-BC5, Class 3A1
    4.44%(h)                            10/25/27            19,725          19,724,564
  Greenwich Capital Commercial
    Funding Corp., Series
    04-GG1A, Class A4
    4.76%                               06/10/36             5,255           5,212,697
  MBNA Credit Card Master Note
    Trust, Series 03, Class A7
    2.65%                               11/15/10            20,000          19,017,348
  MBNA Credit Card Master Notes
    Trust, Series 04-A4, Class A4
    2.70%                               09/15/09            21,400          20,861,662
  Residential Asset Securities
    Corp., Series 05-KS11, Class
    AI1
    4.29%(h)                            09/25/26            19,339          19,339,641
  Structured Asset Receivables
    Trust, Series 03-2
    4.40%(b)(h)                         01/21/09            13,939          13,934,782
  Structured Mortgage Loan Trust,
    Series 05-19XS, Class 1A1
    4.70%(h)                            10/25/35            15,632          15,641,648
  Student Loan Marketing
    Association Student Loan
    Trust, Series 99-3, Class A2
    4.36%(h)                            07/25/12             9,831           9,854,070

                                                              PAR
                                        MATURITY             (000)                VALUE
                                     --------------   ------------------   -------------------
ASSET BACKED SECURITIES (Continued)
  Student Loan Marketing
    Association Student Loan
    Trust, Series 05-10, Class A1
    4.53%(h)                            04/25/12           $20,250         $20,177,049
  Student Loan Marketing
    Association Student Loan
    Trust, Series 05-5, Class A1
    4.20%(h)                            01/25/18            21,263          21,253,198
                                                                           ===========
TOTAL ASSET BACKED SECURITIES
  (Cost $321,806,715)                                                      317,887,426
                                                                           -----------
CORPORATE BONDS - 21.6%
Aerospace - 0.3%
  Lockheed Martin Corp., Senior
    Debentures
    8.50%                               12/01/29             2,345           3,189,753
  Northrop Grumman Corp.,
    Senior Debentures
    7.75%                               03/15/26             1,100           1,366,992
  Northrop Grumman Corp.,
    Senior Unsecured Notes
    4.08%                               11/16/06             3,860           3,834,022
  Raytheon Co., Senior Notes
    6.15%                               11/01/08                18              18,681
                                                                           ===========
                                                                             8,409,448
                                                                           -----------
Banks - 6.6%
  Banc One Corp., Senior
    Unsecured Notes
    2.62%                               06/30/08             2,836           2,687,320
  Bank of America Corp., Senior
    Unsecured Notes
    4.50%                               08/01/10             6,000           5,904,840
  Bank of America Corp.,
    Subordinated Notes
    6.25%                               04/01/08             1,385           1,423,906
  Bank of New York Co., Inc.,
    Senior Subordinated Notes
    3.80%                               02/01/08             3,100           3,035,408
  Bank One Texas N.A.,
    Subordinated Bank Notes
    6.25%                               02/15/08             3,225           3,308,021
  BankBoston N.A., Subordinated
    Bank Notes
    6.38%                            03/08-04/08             2,275           2,348,023
  Citigroup Global Markets
    Holdings, Inc., Senior
    Unsecured Notes
    6.50%                               02/15/08             2,880           2,976,244
  Citigroup, Inc., Senior
    Unsecured Notes
    5.75%                               05/10/06             4,095           4,109,660
    5.50%                               08/09/06             2,500           2,511,005
    3.50%                               02/01/08            16,620          16,195,858
    6.20%                               03/15/09             1,700           1,763,332
  Citigroup, Inc., Subordinated
    Notes
    7.75%                               06/15/06               675             683,189
    6.38%                               11/15/08             1,010           1,051,702
  Citigroup, Inc., Unsecured Notes
    3.62%                               02/09/09             1,080           1,043,561
    4.12%                               02/22/10            14,650          14,239,800
    4.62%                               08/03/10             4,415           4,353,857
    5.85%                               12/11/34             1,700           1,770,450

36

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                              PAR
                                        MATURITY             (000)                VALUE
                                     --------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Banks (Continued)
  Depfa ACS Bank, Senior Notes
    3.62%                               10/29/08           $ 8,000         $ 7,774,152
  Deutsche Bank AG, Deposit
    Notes
    3.84%(h)                            03/15/07             5,500           5,458,750
  Export-Import Bank Korea,
    Unsecured Notes
    4.12%(b)                            02/10/09               135             131,504
  FleetBoston Financial Corp.,
    Senior Unsecured Notes
    4.20%                               11/30/07             3,310           3,269,221
  HBOS Treasury Services PLC,
    Senior Unsecured Notes
    3.60%(b)                            08/15/07             2,750           2,697,984
  HBOS Treasury Services PLC,
    Unsecured Notes
    3.50%(b)                            11/30/07             5,450           5,318,579
  HSBC Bank USA, Subordinated
    Notes
    3.87%                               06/07/07            20,275          19,979,289
  The Huntington National Bank,
    Subordinated Bank Notes
    2.75%                               10/16/06             1,685           1,655,277
  J.P. Morgan Chase & Co.,
    Senior Unsecured Notes
    5.35%                               03/01/07             4,902           4,933,079
    4.00%                               02/01/08             1,915           1,882,912
    3.62%                               05/01/08             2,509           2,440,351
  Korea Development Bank, Notes
    4.25%                               11/13/07                70              69,065
  National City Bank Indiana,
    Unsecured Notes
    3.30%                               05/15/07             1,000             978,861
  The Royal Bank of Scotland
    Capital Trust (United
    Kingdom)
    4.71%(h)                            12/29/49             1,395           1,325,861
    6.80%                               12/31/49             3,000           3,050,878
  SunTrust Bank, Inc., Senior
    Unsecured Notes
    3.62%                               10/15/07             2,855           2,795,787
    4.00%                               10/15/08             3,000           2,931,435
  Swedish Export Credit Corp.,
    Unsecured Notes
    2.88%                               01/26/07             2,700           2,656,098
  U.S. Bancorp, Senior Unsecured
    Notes
    3.95%                               08/23/07             1,315           1,297,313
  U.S. Bank N.A., Senior Bank
    Notes
    2.40%                               03/12/07             6,500           6,323,200
    4.40%                               08/15/08             7,450           7,375,045
  UBS Preferred Funding Trust,
    Inc., Capital Securities
    8.62%(h)                            10/29/49             1,390           1,590,032
  Wachovia Bank N.A., Senior
    Bank Notes
    4.38%                               08/15/08             4,550           4,498,462
  Wells Fargo & Co., Senior
    Unsecured Notes
    4.00%                               08/15/08             4,190           4,109,761
    4.20%                               01/15/10             3,970           3,865,192

                                                              PAR
                                        MATURITY             (000)                VALUE
                                     --------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Banks (Continued)
  Wells Fargo & Co., Unsecured
    Notes
    4.62%                               08/09/10           $ 6,735         $ 6,649,545
                                                                           ===========
                                                                           174,463,809
                                                                           -----------
Broadcasting - 0.4%
  BSKYB Finance UK PLC, Senior
    Unsecured Notes
    6.50%(b)                            10/15/35             1,410           1,406,528
  News America Holdings, Inc.,
    Secured Notes
    8.50%                               02/23/25             1,900           2,285,985
  News America, Inc., Notes
    6.40%(b)                            12/15/35               875             881,945
  News America, Inc., Senior
    Debentures
    7.75%                            01/24-12/45             1,395           1,574,752
    7.12%                               04/08/28             1,175           1,265,081
    7.28%                               06/30/28               300             328,014
    7.62%                               11/30/28             2,010           2,279,338
    8.45%                               08/01/34               840           1,032,270
    6.75%                               01/09/38                30              31,720
    8.25%                               10/17/49                45              53,012
    7.90%                               12/01/49               120             136,355
                                                                           ===========
                                                                            11,275,000
                                                                           -----------
Construction - 0.0%
  Lennar Corp., Senior Unsecured
    Notes
    5.60%                               05/31/15             1,310           1,267,739
                                                                           -----------
Energy & Utilities - 0.5%
  Centerpoint Eneregy Resources
    Corp., Unsecured Notes
    7.88%                               04/01/13               205             234,436
  Detroit Edison Co., Senior Notes
    6.35%                               10/15/32                 5               5,374
  Detroit Edison Co., Senior
    Secured Notes
    6.12%                               10/01/10               210             218,847
  Dominion Resources, Inc.,
    Senior Unsecured Notes
    6.25%                               06/30/12                60              62,772
  FirstEnergy Corp., Senior
    Unsecured Notes
    5.50%                               11/15/06               415             416,492
    6.45%                               11/15/11               185             196,128
    7.38%                               11/15/31               160             188,970
  Florida Power & Light Co., First
    Mortgage Bonds
    5.90%                               03/01/33               550             565,363
    4.95%                               06/01/35             2,200           1,998,356
  Korea Electric Power Corp.,
    Notes
    5.12%(b)                            04/23/34                75              74,290
  Progress Energy, Inc., Senior
    Unsecured Notes
    7.75%                               03/01/31             1,800           2,169,036
  Scottish Power PLC, Unsecured
    Notes
    5.38%                               03/15/15             2,150           2,151,208

                                                                              37

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                                     PAR
                                           MATURITY                 (000)                VALUE
                                    ----------------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Energy & Utilities (Continued)
  Tenaska Alabama II Partners LP,
    Senior Secured Notes
    6.12%(b)                                 03/30/23             $   136         $   138,868
  TXU Corp., Senior Unsecured
    Notes
    4.80%                                    11/15/09               6,000           5,771,232
                                                                                  ===========
                                                                                   14,191,372
                                                                                  -----------
Entertainment & Leisure - 1.0%
  Comcast Cable Communications
    Corp., Senior Unsecured
    Notes
    6.38%                                    01/30/06                  95              95,114
    7.05%                                    03/15/33               1,235           1,333,288
  Comcast Cable Holdings LLC,
    Senior Debentures
    9.80%                                    02/01/12                 260             313,663
    7.88%                                 08/13-02/26               5,005           5,769,076
  Comcast Corp., Senior
    Unsecured Bonds
    6.50%                                    11/15/35               5,575           5,681,243
  Comcast Corp., Unsecured
    Notes
    5.65%                                    06/15/35               1,125           1,035,154
  Mashantucket West Pequot,
    Notes
    5.91%(b)                                 09/01/21               1,060           1,059,120
  Time Warner Cos., Inc.,
    Debentures
    6.95%                                    01/15/28               8,720           9,034,400
  Time Warner Cos., Inc., Senior
    Debentures
    9.12%                                    01/15/13                 605             716,063
    8.05%                                    01/15/16                  70              79,640
  Time Warner Cos., Inc., Senior
    Unsecured Notes
    6.75%                                    04/15/11               1,080           1,134,096
                                                                                  ===========
                                                                                   26,250,857
                                                                                  -----------
Finance - 5.9%
  BAE Systems Holdings, Inc.,
    Unsecured Notes
    5.20%(b)                                 08/15/15               2,685           2,628,588
  BankBoston Capital Trust, Inc.,
    Capital Securities
    8.25%                                    12/15/26                  75              79,888
  Berkshire Hathaway Finance
    Corp., Senior Unsecured
    Notes
    3.40%                                    07/02/07               8,030           7,861,691
    4.12%                                    01/15/10                 895             869,188
    4.75%                                    05/15/12               3,290           3,236,176
  Eksportfinans ASA, Unsecured
    Notes
    3.38%                                    01/15/08              12,900          12,579,474
  General Electric Capital Corp.,
    Senior Unsubordinated Notes
    (NZD)
    6.50%                                    09/28/15               1,115             751,133
  General Electric Capital Corp.,
    Unsecured Notes
    3.45%(h)                              07/07-01/08              41,180          40,839,014
    4.12%                                    09/01/09               8,320           8,101,283
    5.00%                                    11/15/11              32,700          32,732,177

                                                                     PAR
                                           MATURITY                 (000)                VALUE
                                    ----------------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Finance (Continued)
  Golden West Financial Corp.,
    Senior Unsecured Notes
    4.12%                                    08/15/07             $   160         $   158,356
  HSBC Finance Corp., Senior
    Unsecured Notes
    7.88%                                    03/01/07               2,200           2,272,468
    4.75%                                    05/15/09               2,780           2,749,670
  Lehman Brothers Holdings, Inc.,
    Senior Unsecured Notes
    7.88%                                    08/15/10               2,307           2,573,463
  Morgan Stanley, Senior
    Unsecured Notes
    6.75%                                    04/15/11               2,125           2,287,620
  Morgan Stanley, Unsecured
    Notes
    5.05%                                    01/21/11              12,175          12,178,604
  Nationwide Building Society,
    Senior Unsecured Notes
    3.50%(b)                                 07/31/07               7,250           7,113,628
  Nationwide Building Society,
    Unsecured Notes
    4.25%(b)                                 02/01/10               2,100           2,045,102
  NB Capital Trust IV, Capital
    Securities
    8.25%                                    04/15/27                 125             133,853
  Platinum Underwriters Finance,
    Inc., Senior Unsecured Notes
    7.50%(b)                                 06/01/17               2,800           2,769,124
  Pricoa Global Funding Inc.,
    Senior Secured Notes
    4.35%(b)                                 06/15/08               2,735           2,696,262
  Qwest Capital Funding, Inc.,
    Senior Notes
    6.38%                                    07/15/08               3,350           3,308,125
  SP Powerassets Ltd.,
    Unsecured Notes
    5.00%(b)                                 10/22/13                 300             300,687
  Swedbank, Capital Securities
    7.50%(b)(h)                              09/29/49               2,800           3,276,056
  Telecom Polska SA Eurofinance
    BV, Senior Notes
    7.75%(b)                                 12/10/08                 110             117,813
  USAA Capital Corp., Senior
    Unsecured Notes
    4.00%(b)                                 12/10/07               3,065           3,016,217
                                                                                  ===========
                                                                                  156,675,660
                                                                                  -----------
Industrial - 0.0%
  Osprey Trust/Osprey, Inc.,
    Senior Secured Notes
    7.63%(b)(d)(h)(j)(k)                     01/15/49               2,375           1,125,156
                                                                                  -----------
Insurance - 1.2%
  Allstate Financial Global
    Funding LLC, Senior
    Unsecured Notes
    6.15%(b)                                 02/01/06               4,400           4,404,858
  Liberty Mutual Group, Inc.,
    Unsecured Notes
    6.50%(b)                                 03/15/35               1,875           1,834,471
  MassMutual Global Funding II,
    Senior Secured Notes
    2.55%(b)                                 07/15/08               3,740           3,531,177

38

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Insurance (Continued)
  MetLife, Inc., Senior Unsecured
    Notes
    6.38%                            06/15/34          $   900         $  985,685
    5.70%                            06/15/35            2,025          2,028,200
  Monumental Global Funding II,
    Senior Unsecured Notes
    5.20%(b)                         01/30/07            2,650          2,653,975
  Monumental Global Funding II,
    Unsecured Notes
    3.85%(b)                         03/03/08              210            205,485
  New York Life Global Funding,
    Unsecured Notes
    3.88%(b)                         01/15/09            2,000          1,941,768
  Protective Life Corp., Secured
    Notes
    3.70%                            11/24/08            1,885          1,824,869
  Prudential Financial, Inc.,
    Unsecured Notes
    5.40%                            06/13/35            2,500          2,397,601
  Pulte Homes, Inc., Senior
    Unsecured Notes
    5.25%                            01/15/14            2,020          1,928,207
  Sun Life of Canada Capital Trust
    (Canada), Capital Securities
    8.53%(b)                         05/29/49            2,880          3,088,656
  TIAA Global Markets, Senior
    Unsecured Notes
    3.88%(b)                         01/22/08            1,605          1,573,900
  Wellpoint, Inc., Unsecured Notes
    5.95%                            12/15/34            2,890          2,979,214
                                                                       ==========
                                                                       31,378,066
                                                                       ----------
Manufacturing - 0.1%
  Belvoir Land LLC Revenue
    Bonds, Unsecured Notes
    5.27%(b)                         12/15/47            2,000          1,927,540
  ITT Industries, Inc., Debentures
    7.40%                            11/15/25              125            149,222
                                                                       ==========
                                                                        2,076,762
                                                                       ----------
Motor Vehicles - 0.1%
  DaimlerChrysler AG, Senior
    Debentures
    7.45%                            03/01/27            1,425          1,546,461
  DaimlerChrysler N.A. Holding
    Corp., Unsecured Notes
    4.05%                            06/04/08              205            199,274
                                                                       ==========
                                                                        1,745,735
                                                                       ----------
Oil & Gas - 0.7%
  Atlantic Richfield Co.,
    Debentures
    9.12%(f)                         03/01/11            4,960          5,881,618
  Consolidated Natural Gas Co.,
    Debentures
    6.80%                            12/15/27            2,500          2,759,685
  Consolidated Natural Gas Co.,
    Senior Unsecured Notes
    5.38%                            11/01/06            2,405          2,410,964
  Devon Financing Corp., Senior
    Unsecured Notes
    7.88%                            09/30/31            2,335          2,967,082
  Halliburton Co., Debentures
    7.60%                            08/15/46            1,429          1,709,177

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Oil & Gas (Continued)
  Petro-Canada (Canada), Senior
    Unsecured Notes
    5.95%                            05/15/35          $ 1,820         $1,848,330
                                                                       ==========
                                                                       17,576,856
                                                                       ----------
Pharmaceuticals - 0.3%
  Bristol-Myers Squibb Co., Senior
    Debentures
    6.88%                            08/01/47            1,679          1,906,873
  Merck & Co., Inc., Senior
    Debentures
    6.40%                            03/01/28            1,000          1,084,040
  Wyeth, Senior Unsecured Notes
    6.00%(b)                         02/15/36            4,200          4,325,101
                                                                       ==========
                                                                        7,316,014
                                                                       ----------
Real Estate - 0.3%
  Avalonbay Communities, Inc.,
    Unsecured Notes
    4.95%                            03/15/13            2,300          2,251,281
  Camden Property Trust,
    Unsecured Notes
    4.70%                            07/15/09            1,400          1,378,552
  EOP Operating LP, Unsecured
    Notes
    4.65%                            10/01/10              665            644,871
  Pulte Homes, Inc., Senior
    Unsecured Notes
    6.00%                            02/15/35            1,040            923,083
  The Rouse Co., Unsecured
    Notes
    3.62%                            03/15/09            1,455          1,359,002
    5.38%                            11/26/13            1,685          1,599,434
                                                                       ==========
                                                                        8,156,223
                                                                       ----------
Retail Merchandising - 0.1%
  Federated Department Stores,
    Senior Debentures
    6.79%                            07/15/27              590            620,222
  May Department Stores Co.,
    Debentures
    6.65%                            07/15/24            1,000          1,051,401
    7.88%                            03/01/30              375            447,219
  May Department Stores Co.,
    Senior Debentures
    8.12%                            08/15/35            1,150          1,271,791
  May Department Stores Co.,
    Unsecured Notes
    4.80%                            07/15/09               50             49,303
                                                                       ==========
                                                                        3,439,936
                                                                       ----------
Telecommunications - 1.7%
  AT&T Broadband Corp.,
    Unsecured Notes
    8.38%                            03/15/13            2,905          3,362,471
  BellSouth Corp., Unsecured
    Notes
    4.26%(b)(h)                      04/26/06           13,325         13,309,037
  Continental Cablevision, Inc.,
    Senior Notes
    8.30%(f)                         05/15/06            5,655          5,723,550
  GTE Corp., Debentures
    6.94%                            04/15/28              475            508,343

                                                                              39

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                                     PAR
                                           MATURITY                 (000)                VALUE
                                    ----------------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Telecommunications (Continued)
  New England Telephone &
    Telegraph Co., Debentures
    7.88%                                    11/15/29             $ 1,355         $ 1,509,028
  SBC Communications, Inc.,
    Unsecured Notes
    4.39%(b)                                 06/05/06              11,500          11,475,160
    6.45%                                    06/15/34               1,625           1,692,584
    6.15%                                    09/15/34                 265             266,182
  Sprint Capital Corp., Senior
    Notes
    6.12%                                    11/15/08                  70              71,982
    6.88%                                    11/15/28               1,055           1,152,788
  Sprint Capital Corp., Senior
    Unsecured Notes
    8.38%                                    03/15/12                  55              63,743
    8.75%                                    03/15/32               1,230           1,632,308
  Verizon Global Funding Corp.,
    Senior Unsecured Notes
    7.75%                                    12/01/30                  75              89,149
  Verizon Global Funding Corp.,
    Unsecured Notes
    5.85%                                    09/15/35               1,600           1,541,875
  Verizon Maryland, Inc.,
    Debentures
    5.12%                                    06/15/33                 650             545,955
  Vodafone Group PLC,
    Unsecured Notes
    5.00%                                    09/15/15               1,625           1,582,763
                                                                                  ===========
                                                                                   44,526,918
                                                                                  -----------
Transportation - 0.0%
  Canadian National Railway Co.,
    Senior Unsecured Notes
    6.25%                                    08/01/34                 600             659,016
                                                                                  -----------
Yankee - 2.4%
  AID-Israel, Unsecured Notes
    5.50%(l)                              04/24-09/33              12,210          13,264,554
  Canadian Pacific Railroad Co.
    (Canada), Senior Unsecured
    Notes
    6.25%(l)                                 10/15/11               1,900           2,018,123
  Deutsche Telekom International
    Finance BV (Netherlands),
    Senior Unsecured Notes
    8.75%(l)                                 06/15/30               1,285           1,634,352
  Encana Corp. (Canada),
    Unsecured Notes
    6.50%(l)                                 08/15/34                  50              56,078
  EnCana Holdings Finance Corp.
    (Canada), Senior Unsecured
    Notes
    5.80%(l)                                 05/01/14               2,025           2,104,076
  France Telecom (France),
    Senior Unsecured Notes
    7.45%(l)                                 03/01/06                  60              60,241
    8.00%(l)                                 03/01/11                 600             670,163
    8.50%(h)(l)                              03/01/31                 195             260,181
  National L-Bank
    Landeskreditbank
    Baden-Wurttemberg
    (Germany), Unsecured Notes
    4.25%(l)                                 09/15/10              10,575          10,393,639

                                                                     PAR
                                           MATURITY                 (000)                VALUE
                                    ----------------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Yankee (Continued)
  Pemex Finance Ltd.
    (Luxembourg), Senior
    Unsecured Notes
    9.03%(l)                                 02/15/11             $ 1,700         $ 1,859,953
  Scottish Power PLC (United
    Kingdom), Unsecured Notes
    4.90%(l)                                 03/15/10               3,200           3,170,288
  Sumitomo Mitsui Banking Corp.
    (Japan), Unsecured Notes
    5.62%(b)(h)(l)                           12/31/49               3,300           3,273,072
  Suncor Energy, Inc. (Canada),
    Bonds
    5.95%(l)                                 12/01/34                 285             303,932
  Teck Cominco Ltd. (Canada),
    Senior Unsecured Notes
    6.12%(l)                                 10/01/35               1,900           1,879,007
  Telecom Italia Capital
    (Luxembourg), Senior
    Unsecured Notes
    5.25%(l)                                 11/15/13                 285             279,663
    6.00%(l)                                 09/30/34                 785             756,234
  Telefonica Europe BV
    (Netherlands), Senior
    Unsecured Notes
    7.75%(l)                                 09/15/10               2,075           2,272,160
  Tyco International Group SA
    (Luxembourg), Senior
    Unsecured Notes
    6.38%(l)                                 10/15/11               4,090           4,246,156
  United Mexican States (Mexico),
    Bonds
    8.12%(l)                                 12/30/19               2,975           3,674,125
  United Mexican States (Mexico),
    Senior Unsecured Notes
    8.00%(l)                                 09/24/22               4,235           5,224,931
    8.30%(l)                                 08/15/31                 295             379,075
  Vodafone Group PLC (United
    Kingdom), Senior Unsecured
    Notes
    7.75%(l)                                 02/15/10               5,875           6,434,688
                                                                                  ===========
                                                                                   64,214,691
                                                                                  -----------
TOTAL CORPORATE BONDS
  (Cost $576,193,477)                                                             574,749,258
                                                                                  -----------
FOREIGN BONDS - 1.7%
  Bundesrepublic Deutschland
    (Germany) (EUR)
    4.75%                                    07/04/34               5,100           7,272,000
    4.00%                                    01/04/37              13,550          17,318,693
  Government of New Zealand
    (NZD)
    6.00%                                    11/15/11                 390             269,297
    6.50%                                    04/15/13              13,335           9,528,153
  Province of Manitoba, Senior
    Unsecured Notes (NZD)
    6.38%                                    09/01/15               2,695           1,825,656
  Province of Ontario, Unsecured
    Notes (NZD)
    6.25%                                    06/16/15               9,190           6,180,006

40

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                 PAR
                                  MATURITY      (000)         VALUE
                                 ----------   ---------   -------------
FOREIGN BONDS (Continued)
  Province of Quebec, Bonds
    (NZD)
    6.75%(h)                     11/09/15     $2,850      $1,966,751
                                                          ==========
TOTAL FOREIGN BONDS
  (Cost $45,088,786)                                      44,360,556
                                                          ----------
TAXABLE MUNICIPAL BONDS - 0.1%
  Fort Irwin Land LLC Military
    Housing Revenue Bonds,
    Class II, Series A
    5.30%(b)
  (Cost $3,413,947)              12/15/35      3,415       3,326,995
                                                          ----------

                                              PAR/SHARES
                                 MATURITY       (000)          VALUE
                                ----------   -----------   -------------
SHORT TERM INVESTMENTS - 1.0%
  Federal Home Loan Mortgage
    Corp., Discount Notes
    4.20%(m)                    01/31/06     23,500        23,423,781
  Galileo Money Market Fund                  4,679          4,678,720
                                                           ==========
TOTAL SHORT TERM INVESTMENTS
  (Cost $28,102,502)                                       28,102,501
                                                           ----------

TOTAL INVESTMENTS IN
  SECURITIES -  122.4%
  (Cost $3,239,262,066(a))                                               3,261,575,113

                                   PAR
                  MATURITY        (000)            VALUE
                 ----------   ------------   ----------------
TBA SALE COMMITMENTS - (7.5)%
  Federal Home Loan
Mortgage
  Corp. Gold TBA
    4.50%        01/18/21      (26,000)       (25,293,112)
    6.00%        01/12/36       (3,200)        (3,231,002)
  Federal National Mortgage
  Association TBA
    4.50%        01/12/36      (15,100)       (14,217,586)
    5.00%        01/12/36      (42,400)       (41,075,000)
    5.50%        01/12/36     (104,500)      (103,455,000)
  Government National
Mortgage
  Association TBA
    5.50%        01/23/36      (10,300)       (10,361,161)
    6.00%        01/23/36       (3,100)        (3,171,688)
                                             ============
TOTAL TBA SALE COMMITMENTS
  (Proceeds $199,491,793)                    (200,804,549)
                                             ------------

                                            NUMBER OF
                                            CONTRACTS            VALUE
                                        -----------------   ---------------
CALL OPTIONS WRITTEN - 0.0%
  March 10 year U.S. Treasury
    Notes futures, Strike Price
    $111, Expires 02/24/06
  (Premiums received $77,425)                   (250)       $  (62,500)
                                                            ----------
CALL SWAPTIONS PURCHASED - 0.1%
  Merrill Lynch, Strike Price $5.50,
    Expires 12/14/15
  (Cost $2,349,380)                            3,620(n)      2,839,890
                                                            ----------
CALL SWAPTIONS WRITTEN - (0.3)%
  Barclays Capital, Strike Price
    $5.14, Expires 04/21/08                   (3,420)(n)    (1,509,588)
  Citibank, Strike Price $5.67,
    Expires 01/04/10                          (3,270)(n)    (2,275,920)
  Deutsche Bank, Strike Price
    $5.02, Expires 01/29/07                   (2,992)(n)      (951,468)
  Union Bank, Strike Price $4.73,
    Expires 06/13/07                          (8,800)(n)    (2,089,120)
                                                            ==========
TOTAL CALL SWAPTIONS WRITTEN
  (Premiums received $7,736,873)                            (6,826,096)
                                                            ----------
PUT OPTIONS WRITTEN - 0.0%
  March 10 year U.S. Treasury
    Notes futures, Strike Price
    $107, Expires 02/24/06
  (Premiums received $194,612)                  (250)          (39,062)
                                                            ----------
PUT SWAPTIONS PURCHASED - 0.1%
  Merrill Lynch, Strike Price $5.50,
    Expires 12/14/15
  (Cost $2,349,380)                            3,620(n)      2,042,766
                                                            ----------
PUT SWAPTIONS WRITTEN - (0.3)%
  Barclays Capital, Strike Price
    $5.14, Expires 04/21/08                   (3,420)(n)    (1,237,014)
  Citibank, Strike Price $5.67,
    Expires 01/04/10                          (3,270)(n)    (1,039,860)
  Deutsche Bank, Strike Price
    $5.02, Expires 01/29/07                   (2,992)(n)      (767,642)
  Union Bank, Strike Price $4.73,
    Expires 06/13/07                          (8,800)(n)    (3,800,720)
                                                            ==========
TOTAL PUT SWAPTIONS WRITTEN
  (Premiums received $7,736,873)                            (6,845,236)
                                                            ----------

LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (14.5)%
  (including $455,304,184 of payable
  for investments purchased)               (386,195,415)
                                           ------------
NET ASSETS - 100.0%                      $2,665,684,911
                                         ==============

                                                                              41

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

-------------------

 (a) Cost for Federal income tax purposes is $3,240,164,535. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $38,583,817
      Gross unrealized depreciation                                      (17,173,239)
                                                                         -----------
                                                                         $21,410,578
                                                                         ===========

 (b) Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31,
     2005, the Portfolio held 4.7% of its net assets, with a current market value of $125,269,192, in securities restricted as to resale.
 (c) Securities valued at fair value as determined in good faith by or under the direction of the Trustees.  These securities had a total market value of $395,473 which represents less than 0.1% of net assets.
 (d) Rates shown are the effective yields as of December 31, 2005.
 (e) Securities, or a portion thereof, with a market value of $173,877 have been pledged as collateral for swap and swaption contracts.
 (f) Securities, or a portion thereof, pledged as collateral with a value of
     $7,827,812 on 4,356 short U.S. Treasury Note futures contracts, 215 long
     U.S. Treasury Note futures contracts, 250 long U.S. Treasury Bond futures contracts, 658 short Euro-Bobl futures contracts expiring March 2006, 180 long Euro-Dollar futures contracts expiring March 2007, 180 long
     Euro-Dollar futures contracts expiring June 2007, and 180 long Euro-Dollar futures contracts expiring September 2007. The value of such contracts on
     December 31, 2005 was $653,191,263, with an unrealized loss of $1,458,314
     (including commissions of $13,811).
 (g) Securities, or a portion thereof, subject to financing transactions.
 (h) Rates shown are the rates as of December 31, 2005.
 (i) Interest rate of underlying collateral.
 (j) Security in default.
 (k) Non-income producing security.
 (l) Security is a foreign domiciled issuer which is registered with the
     Securities and Exchange Commission.
 (m) The rate shown is the effective yield on the discount notes at the time of purchase.
 (n) Each swaption contract is equivalent to $10,000 notional amount.

42

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                        CORE PLUS TOTAL RETURN PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                           NUMBER
                                         OF SHARES       VALUE
                                        -----------   -----------
PREFERRED STOCKS - 0.2%
  Raytheon Co. Trust I
  7.00%
  (Cost $469,966)                         8,950       $451,975
                                                      --------

                                                                                PAR
                                                      MATURITY                 (000)                VALUE
                                               ----------------------   ------------------   -------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 29.9%
  Federal National Mortgage
    Association, Notes
    3.12%                                               03/16/09             $ 1,800           1,710,441
  Federal National Mortgage
    Association, Unsecured Notes
    2.35%                                            04/06-04/07               3,335           3,249,598
    3.02%                                               06/01/06               9,000           8,942,166
    1.75%                                               06/16/06                 185             182,654
    4.00%                                            10/06-01/09               7,245           7,151,033
  Resolution Funding Corp. Strip
    Bonds
    6.29%(b)                                            07/15/18                 100              55,290
    6.30%(b)                                            10/15/18                 100              54,595
  Small Business Administration
    Participation Certificates,
    Series 02-P10B, Class 1
    5.20%                                               08/01/12                 494             497,639
  Small Business Administration
    Participation Certificates,
    Series 04-P10A, Class 1
    4.50%                                               02/01/14               1,389           1,355,688
  U.S. Treasury Bonds
    8.12%(c)                                            08/15/19               4,415           5,989,570
    8.50%                                               02/15/20               2,650           3,717,452
    8.75%                                               08/15/20               3,135           4,509,992
    8.00%                                               11/15/21               1,255           1,729,007
    6.25%(c)                                            08/15/23               7,275           8,687,376
    6.00%(c)                                            02/15/26               3,170           3,738,124
    6.75%                                               08/15/26               1,095           1,402,284
    5.38%                                               02/15/31                 795             893,008
  U.S. Treasury Inflation Protected
    Notes
    0.88%                                               04/15/10               4,795           4,791,917
  U.S. Treasury Notes
    4.00%(d)                                         08/07-09/07               8,905           8,843,477
    4.25%                                               10/31/07               3,250           3,240,478
    4.12%                                               08/15/08               9,320           9,268,665
    4.38%(d)                                            11/15/08               6,680           6,681,042
    4.50%(d)                                         11/10-11/15              13,410          13,516,558
                                                                                              ==========
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $100,100,655)                                                                        100,208,054
                                                                                             -----------
MORTGAGE PASS-THROUGHS - 32.9%
  Federal Home Loan Mortgage
    Corp. Gold
    4.00%                                            05/10-05/19                 763             738,258
    6.00%                                            05/13-08/17                 672             686,380
    5.50%                                            08/17-10/17                 356             358,825
    5.00%                                            10/18-09/35               6,685           6,571,289
    4.50%                                            05/19-08/20               6,678           6,513,932
    6.50%                                            04/31-12/34               1,264           1,295,390
  Federal Home Loan Mortgage
    Corp. Gold TBA
    5.00%                                            01/21-01/35              14,700          14,353,717
    5.50%                                               01/12/36               3,300           3,269,063

                                                                                PAR
                                                      MATURITY                 (000)                VALUE
                                               ----------------------   ------------------   -------------------
MORTGAGE PASS-THROUGHS (Continued)
  Federal National Mortgage
    Association
    6.00%                                            04/09-04/35             $   389         $   395,685
    5.50%                                            07/14-11/35              24,278          24,226,605
    6.50%                                            03/16-08/34                 289             296,824
    5.00%                                            09/17-10/35              14,250          13,927,048
    4.50%                                            04/19-09/20               3,061           2,981,316
    4.00%                                               05/01/20                  33              31,898
    7.00%                                            03/31-07/34                 517             539,112
  Federal National Mortgage
    Association 10 Year Balloon
    6.28%                                               08/01/11               1,800           1,892,498
  Federal National Mortgage
    Association ARM
    4.58%(e)                                            01/01/35               2,728           2,687,066
  Federal National Mortgage
    Association TBA
    4.50%                                            01/21-01/35              16,700          16,058,460
    5.00%                                               01/18/21               7,200           7,121,246
    5.50%                                               01/18/21                 600             603,563
    6.00%                                               01/12/36                 100             100,906
    6.50%                                               01/12/36                 400             410,250
  Government National Mortgage
    Association
    6.00%                                            11/28-03/33               1,100           1,128,133
    6.50%                                               04/15/31                 211             220,560
    7.00%                                            06/31-09/31                 270             283,100
    5.50%                                            11/33-02/35               1,239           1,248,660
  Government National Mortgage
    Association 1 Year CMT
    3.75%(e)                                            05/20/34               2,336           2,293,928
  Government National Mortgage
    Association TBA
    6.00%                                               01/23/31                 100             102,313
                                                                                             ===========
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $110,622,820)
                                                                                             110,336,025
                                                                                             -----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.3%
  Bank of America Alternative
    Loan Trust, Series 04-7, Class
    4A1
    5.00%                                               08/25/19                 933             905,226
  Countrywide Alternative Loan
    Trust, Series 04-18CB, Class
    2A5
    4.64%(e)                                            09/25/34               1,273           1,274,543
  Countrywide Home Loans,
    Series 04-29, Class 1A1
    4.65%(e)                                            02/25/35               1,263           1,263,650
  Federal Home Loan Mortgage
    Corp., Series 2825, Class VP
    5.50%                                               06/15/15               1,334           1,349,271
  Federal Home Loan Mortgage
    Corp., Series 2877, Class PA
    5.50%                                               07/15/33               1,223           1,229,327
  Federal Home Loan Mortgage
    Corp., Series 2922, Class GA
    5.50%                                               05/15/34               2,725           2,742,225
  Federal Home Loan Mortgage
    Corp., Series 2927, Class BA
    5.50%                                               10/15/33               1,808           1,822,070
  Federal National Mortgage
    Association, Series 99-7,
    Class AB
    6.00%                                               03/25/29                 802             815,833

                                                                              43

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                                     PAR
                                                 MATURITY           (000)                VALUE
                                                ----------   ------------------   -------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Federal National Mortgage
    Association, Series 02-73,
    Class AN
    5.00%                                       11/25/17          $ 1,800         $1,779,216
  Federal National Mortgage
    Association, Series 03-35,
    Class TE
    5.00%                                       05/25/18            1,680          1,662,286
  Federal National Mortgage
    Association, Series 04-29,
    Class HC
    7.50%                                       07/25/30            1,534          1,623,773
  Federal National Mortgage
    Association, Series 04-60,
    Class LB
    5.00%                                       04/25/34            2,148          2,115,778
  Federal National Mortgage
    Association, Series 04-99,
    Class AO
    5.50%                                       01/25/34            1,621          1,625,508
  Federal National Mortgage
    Association, Series 05-15,
    Class PL
    5.50%                                       01/25/35            1,949          1,965,894
  Federal National Mortgage
    Association, Series 05-57,
    Class PA
    5.50%                                       05/25/27            1,005          1,012,079
  Federal National Mortgage
    Association, Series 05-70,
    Class NA
    5.50%                                       08/25/35              716            721,138
  Federal National Mortgage
    Association, Series 05-80,
    Class PB
    5.50%                                       04/25/30            1,827          1,841,096
  Harborview Mortgage Loan
    Trust, Series 05-10, Class
    2A1A
    4.68%(e)                                    11/19/35            2,196          2,197,989
  Indymac Index Mortgage Loan
    Trust, Series 05-AR18, Class
    2A1B
    4.97%(e)                                    10/25/35            3,020          3,046,429
                                                                                  ==========
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $31,452,683)                                                              30,993,331
                                                                                  ----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 11.2%
  Banc of America Commercial
    Mortgage, Inc., Series 01-1,
    Class A2
    6.50%                                       04/15/36            2,030          2,141,819
  Bear Stearns Commercial
    Mortgage Securities, Inc.,
    Series 00-WF2, Class A2
    7.32%                                       10/15/32            1,400          1,517,492
  Chase Commercial Mortgage
    Securities Corp., Series 99-2,
    Class A2
    7.20%                                       01/15/32              285            305,371
  Chase Commercial Mortgage
    Securities Corp., Series 00-1,
    Class A2
    7.76%                                       04/15/32              529            568,983

                                                                     PAR
                                                 MATURITY           (000)                VALUE
                                                ----------   ------------------   -------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Commercial Mortgage
    Acceptance Corp., Series
    98-C2, Class A2
    6.03%                                       09/15/30          $ 1,978         $2,009,027
  Credit Suisse First Boston
    Mortgage Securities Corp.,
    Series 01-CK6, Class A3
    6.39%                                       10/15/11              325            344,349
  General Electric Capital
    Commercial Mortgage Corp.,
    Series 01-3, Class A2
    6.07%                                       06/10/38            1,670          1,747,721
  General Electric Capital
    Commercial Mortgage Corp.,
    Series 02-1A, Class A3
    6.27%                                       12/10/35            1,730          1,832,506
  General Electric Capital
    Commercial Mortgage Corp.,
    Series 05-C4, Class A4
    5.33%                                       11/10/45            2,900          2,951,741
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 99-C2,
    Class A2
    6.94%                                       09/15/33            1,400          1,476,570
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 99-C3,
    Class A2
    7.18%                                       08/15/36            1,389          1,471,705
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 00-C1,
    Class A2
    7.72%                                       03/15/33            1,490          1,621,331
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 00-C2,
    Class A2
    7.46%                                       08/16/33            1,390          1,506,676
  Goldman Sachs Mortgage
    Securities Corp. II, Series
    99-C1, Class A2
    6.11%(e)                                    11/18/30            1,710          1,750,190
  Goldman Sachs Mortgage
    Securities Corp. II, Series
    03-C1, Class X2 (IO)
    0.97%(b)(f)                                 01/10/40           22,541            555,782
  Goldman Sachs Mortgage
    Securities Corp. II, Series
    04-GG2, Class A4
    4.96%                                       08/10/38            1,625          1,627,779
  Greenwich Capital Commercial
    Funding Corp., Series
    05-GG3, Class A3
    4.57%                                       08/10/42            2,445          2,402,970
  J.P. Morgan Chase Commercial
    Mortgage Securities Corp.,
    Series 01-CIB2, Class A3
    6.43%                                       04/15/35              820            868,628
  J.P. Morgan Chase Commercial
    Mortgage Securities Corp.,
    Series 01-CIBC, Class A3
    6.26%                                       03/15/33            1,150          1,209,255

44

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Keycorp, Series 00-C1, Class
    A2
    7.73%                             05/17/32           $2,060         $2,238,622
  Lehman Brothers Commercial
    Conduit Mortgage Trust,
    Series 98-C4, Class A1B
    6.21%                             10/15/35              900            925,632
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 00-C4, Class A2
    7.37%                             08/15/26            1,245          1,351,706
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 02-C7, Class A2
    3.90%                             12/15/26              510            500,811
  Morgan Stanley Capital
    Investments, Series 98-HF2,
    Class A2
    6.48%                             11/15/30              318            326,950
  Morgan Stanley Capital
    Investments, Series 99-FNV1,
    Class A2
    6.53%                             03/15/31              500            518,794
  Salomon Brothers Mortgage
    Securities VII, Series 00-C3,
    Class A2
    6.59%                             12/18/33            1,650          1,741,200
  Salomon Brothers Mortgage
    Securities VII, Series 01-C2,
    Class A3
    6.50%                             10/13/11            1,960          2,087,751
                                                                        ==========
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $38,328,427)                                                    37,601,361
                                                                        ----------
CERTIFICATE OF DEPOSIT - 0.1%
  SunTrust Bank, Inc.
    4.42%
  (Cost $430,000)                     06/15/09              430            423,318
                                                                        ----------
ASSET BACKED SECURITIES - 11.8%
  American Express Credit
    Account Master Trust, Series
    05-3, Class A
    4.37%(e)                          01/18/11            2,675          2,678,959
  Asset Securitization Corp.,
    Series 97-D5, Class A1C
    6.75%                             02/14/41              945            971,167
  Capital Auto Receivables Asset
    Trust, Series 05-1, Class A4
    4.05%                             07/15/09            2,650          2,602,803
  Chase Issuance Trust, Series
    04-A9, Class A9
    3.22%                             06/15/10            2,275          2,216,487
  Citibank Credit Card Issuance
    Trust, Series 03-A3, Class A3
    3.10%                             03/10/10            1,125          1,086,328
  Citibank Credit Card Issuance
    Trust, Series 03-A6, Class A6
    2.90%                             05/17/10            1,805          1,729,981
  Citibank Credit Card Issuance
    Trust, Series 04, Class A1
    2.55%                             01/20/07            3,270          3,196,131
  Countrywide Certificates, Series
    04-13, Class AV4
    4.67%(e)                          06/25/35            1,639          1,643,659

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
ASSET BACKED SECURITIES (Continued)
  Countrywide Certificates, Series
    05-BC5, Class 3A1
    4.44%(e)                          10/25/27           $2,500         $2,499,945
  Countrywide Certificates, Series
    05-IM2, Class A1
    4.30%(e)                          06/25/27            2,190          2,190,116
  MBNA Credit Card Master Note
    Trust, Series 03, Class A7
    2.65%                             11/15/10            3,250          3,090,319
  MBNA Credit Card Master Note
    Trust, Series 03-A6, Class A6
    2.75%                             10/15/10            1,500          1,432,006
  MBNA Credit Card Master Notes
    Trust, Series 04-A4, Class A4
    2.70%                             09/15/09            2,620          2,554,091
  Merrill Lynch Mortgage
    Investors, Inc., Series 05-HE2,
    Class A2A
    4.49%(e)                          09/25/36            2,354          2,354,169
  Structured Asset Receivables
    Trust, Series 03-2
    4.40%(e)(f)                       01/21/09            1,368          1,367,432
  Structured Asset Securities
    Corp., Series 03-AL2, Class A
    3.36%(f)                          01/25/31              776            706,627
  Student Loan Marketing
    Association Student Loan
    Trust, Series 04-9, Class A2
    3.18%(e)                          10/25/12            2,454          2,448,927
  Student Loan Marketing
    Association Student Loan
    Trust, Series 05-6, Class A5B
    4.21%(e)                          07/27/26            2,800          2,800,032
  Student Loan Marketing Student
    Loan Trust, Series 04-5, Class
    A2
    4.23%(e)                          04/25/14            2,017          2,018,187
                                                                        ==========
TOTAL ASSET BACKED SECURITIES
  (Cost $40,179,187)                                                    39,587,366
                                                                        ----------
CORPORATE BONDS - 20.7%
Aerospace - 0.3%
  BE Aerospace, Inc., Senior
    Notes
    8.50%                             10/01/10              110            117,700
  Lockheed Martin Corp., Senior
    Debentures
    8.50%                             12/01/29              295            401,269
  Northrop Grumman Corp.,
    Debentures
    7.88%                             03/01/26              105            131,727
  Northrop Grumman Corp.,
    Senior Unsecured Notes
    4.08%                             11/16/06              495            491,669
                                                                        ==========
                                                                         1,142,365
                                                                        ----------
Banks - 5.7%
  Banc One Corp., Senior
    Unsecured Notes
    2.62%                             06/30/08              220            208,466
  Bank of America Corp., Senior
    Unsecured Notes
    4.50%                             08/01/10              855            841,440

                                                                              45

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Banks (Continued)
  Bank of America Corp.,
    Subordinated Notes
     7.80%                            02/15/10           $   75         $   82,822
  Bank of New York Co., Inc.,
    Senior Subordinated Notes
     3.80%                            02/01/08              400            391,666
  Citigroup, Inc., Senior
    Unsecured Notes
     5.75%                            05/10/06            2,000          2,007,160
     4.25%                            07/29/09            1,945          1,905,244
  Citigroup, Inc., Unsecured Notes
     3.62%                            02/09/09               75             72,469
     4.12%                            02/22/10            2,475          2,405,700
     5.85%                            12/11/34              150            156,216
  Depfa ACS Bank, Senior Notes
     3.62%                            10/29/08              850            826,004
  Deutsche Bank AG, Deposit
    Notes
     3.84%(e)                         03/15/07              800            794,000
  HBOS Treasury Services PLC,
    Unsecured Notes
     3.50%(f)                         11/30/07              350            341,560
     3.75%(f)                         09/30/08              505            491,564
  HSBC Bank USA, Senior Bank
    Notes
     3.88%                            09/15/09              340            328,814
  HSBC Bank USA, Subordinated
    Notes
     3.87%                            06/07/07            1,875          1,847,653
     4.62%                            04/01/14              415            399,330
  J.P. Morgan Chase & Co.,
    Subordinated Notes
     5.75%                            10/15/08              375            382,211
     7.12%                            06/15/09              100            106,649
  The Royal Bank of Scotland
    Capital Trust (United
    Kingdom)
     4.71%(e)                         12/29/49              200            190,088
  SunTrust Bank, Inc., Senior
    Unsecured Notes
     3.62%                            10/15/07              665            651,208
     4.00%                            10/15/08              325            317,572
  Swedish Export Credit Corp.,
    Unsecured Notes
     2.88%                            01/26/07              375            368,902
  U.S. Bancorp, Senior Unsecured
    Notes
     3.95%                            08/23/07              115            113,453
  U.S. Bank N.A., Senior Bank
    Notes
     2.40%                            03/12/07              715            695,552
     4.40%                            08/15/08              725            717,706
  UBS Preferred Funding Trust,
    Inc., Capital Securities
     8.62%(e)                         10/29/49               40             45,756
  Wachovia Bank N.A., Senior
    Bank Notes
     4.38%                            08/15/08              110            108,754
  Wachovia Corp., Subordinated
    Notes
     6.30%                            04/15/28              440            454,837

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Banks (Continued)
  Wells Fargo & Co., Senior
    Unsecured Notes
     4.00%                            08/15/08           $1,155         $1,132,882
     4.20%                            01/15/10              600            584,160
  Wells Fargo & Co., Unsecured
    Notes
     4.62%                            08/09/10              255            251,765
                                                                        ==========
                                                                        19,221,603
                                                                        ----------
Broadcasting - 0.4%
  BSKYB Finance UK PLC, Senior
    Unsecured Notes
     6.50%(f)                         10/15/35              175            174,569
  Charter Communications
    Holdings LLC, Unsecured
    Notes
    10.25%                            09/15/10               30             29,850
  DirecTV Holdings LLC, Senior
    Unsecured Notes
     6.38%                            06/15/15               80             78,400
  News America, Inc., Notes
     6.40%(f)                         12/15/35              200            201,587
  News America, Inc., Senior
    Debentures
     7.12%                            04/08/28              125            134,583
     7.30%                            04/30/28              150            164,575
     7.28%                            06/30/28              125            136,673
     7.62%                            11/30/28              140            158,760
  News America, Inc., Senior
    Unsecured Notes
     6.20%                            12/15/34              325            322,822
                                                                        ==========
                                                                         1,401,819
                                                                        ----------
Business Services - 0.0%
  Service Corp. International,
    Senior Unsecured Notes
     7.70%                            04/15/09              110            115,500
                                                                        ----------
Chemicals - 0.0%
  BCP Crystal U.S. Holdings
    Corp., Senior Subordinated
    Notes
     9.62%                            06/15/14               20             22,250
                                                                        ----------
Computer Software & Services - 0.0%
  Sungard Data Systems, Inc.,
    Senior Unsecured Notes
     9.12%(f)                         08/15/13               35             36,225
                                                                        ----------
Construction - 0.3%
  D.R. Horton, Inc., Senior
    Unsecured Notes
     8.50%                            04/15/12               25             26,750
  International Steel Group, Inc.,
    Senior Unsecured Notes
     6.50%                            04/15/14               20             20,100
  K. Hovnanian Enterprises, Inc.,
    Senior Unsecured Notes
     6.25%                            01/15/16              680            632,400
  Lennar Corp., Senior Unsecured
    Notes
     5.60%                            05/31/15               75             72,580

46

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                              PAR
                                        MATURITY             (000)                VALUE
                                     --------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Construction (Continued)
  Pulte Homes, Inc., Senior
    Unsecured Notes
     5.20%                              02/15/15            $  190         $ 178,740
                                                                           =========
                                                                             930,570
                                                                           ---------
Containers - 0.0%
  Crown Americas, Inc., Senior
    Unsecured Notes
     7.75%(f)                           11/15/15                65            67,275
  Owens-Brockway Glass
    Container, Inc.
     6.75%                              12/01/14               100            97,000
                                                                           =========
                                                                             164,275
                                                                           ---------
Energy & Utilities - 0.8%
  AES Ironwood LLC, Senior
    Secured Notes
     8.86%                              11/30/25                93           103,528
  Centerpoint Energy, Inc., Senior
    Unsecured Notes
     7.25%                              09/01/10               480           514,916
  Chesapeake Energy Corp.,
    Senior Unsecured Notes
     6.25%                              01/15/18               160           157,200
  FirstEnergy Corp., Senior
    Unsecured Notes
     7.38%                              11/15/31                50            59,053
  Florida Power & Light Co., First
    Mortgage Bonds
     5.62%                              04/01/34               150           151,238
  Midwest Generation LLC,
    Pass-Through Certificates
     8.56%                              01/02/16               132           144,051
  Midwest Generation LLC, Senior
    Secured Notes
     8.75%                              05/01/34                45            49,556
  Mirant North America LLC,
    Senior Unsecured Notes
     7.38%(f)                           12/31/13                95            96,069
  Northwestern Corp., Notes
     5.88%                              11/01/14                60            60,113
  Orion Power Holdings, Inc.,
    Senior Unsecured Notes
    12.00%                              05/01/10               120           135,600
  Progress Energy, Inc., Senior
    Unsecured Notes
     7.75%                              03/01/31               360           433,807
  Reliant Energy, Inc., Senior
    Secured Notes
     9.25%                              07/15/10                10            10,025
     6.75%                              12/15/14               135           118,125
  Tenaska Alabama Partners LP,
    Senior Secured Notes
     7.00%(f)                           06/30/21               100           100,162
  Transcontinental Gas Pipe Line
    Corp., Senior Notes
     8.88%                              07/15/12               180           207,000
  TXU Corp., Senior Unsecured
    Notes
     4.80%                              11/15/09               300           288,562
                                                                           =========
                                                                           2,629,005
                                                                           ---------

                                                              PAR
                                        MATURITY             (000)                VALUE
                                     --------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Entertainment & Leisure - 1.0%
  AOL Time Warner, Inc., Senior
    Debentures
     8.38%                              03/15/23            $  150         $ 173,447
  Comcast Cable Communications
    Corp., Senior Unsecured
    Notes
     7.05%                              03/15/33               475           512,803
  Comcast Cable Holdings LLC,
    Senior Debentures
     7.88%                           08/13-02/26               290           330,997
  Comcast Corp., Senior
    Unsecured Bonds
     6.50%                              11/15/35               525           535,005
  K2, Inc., Senior Unsecured
    Notes
     7.38%                              07/01/14                80            79,800
  Mashantucket West Pequot,
    Notes
     5.91%(f)                           09/01/21               100            99,917
  MGM Mirage, Inc., Senior Notes
     6.00%                              10/01/09               230           228,563
  Mohegan Tribal Gaming
    Authority, Senior Unsecured
    Notes
     6.12%                              02/15/13                70            69,125
  Time Warner Cos., Inc., Senior
    Debentures
     7.57%                              02/01/24               720           785,341
     7.62%                              04/15/31               100           111,365
  Time Warner Cos., Inc., Senior
    Unsecured Notes
     6.75%                              04/15/11               200           210,018
  Wynn Las Vegas LLC, First
    Mortgage Notes
     6.62%                              12/01/14                35            34,125
                                                                           =========
                                                                           3,170,506
                                                                           ---------
Finance - 5.0%
  Associates Corp. N.A., Senior
    Notes
     6.25%                              11/01/08               275           284,866
  BAE Systems Holdings, Inc.,
    Unsecured Notes
     5.20%(f)                           08/15/15               340           332,857
  Berkshire Hathaway Finance
    Corp., Senior Unsecured
    Notes
     3.40%                              07/02/07               410           401,406
     3.38%                              10/15/08               500           481,765
     4.12%                              01/15/10               105           101,972
  California Preferred Fund Trust,
    Notes
     7.00%                              12/31/49               200           206,000
  Eksportfinans ASA, Unsecured
    Notes
     3.38%                              01/15/08             1,555         1,516,363
  General Electric Capital Corp.,
    Senior Unsecured Notes
     6.50%                              12/10/07               200           206,044

                                                                              47

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                                      PAR
                                            MATURITY                 (000)                VALUE
                                     ----------------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Finance (Continued)
  General Electric Capital Corp.,
    Senior Unsubordinated Notes
    (NZD)
    6.50%                                     09/28/15              $  260         $  175,152
  General Electric Capital Corp.,
    Unsecured Notes
    3.45%(e)                               07/07-01/08               4,050          4,015,708
    4.12%                                     09/01/09                 480            467,382
    5.00%                                     11/15/11               4,410          4,414,339
  Household Finance Corp.,
    Senior Unsecured Notes
    7.20%                                     07/15/06                  50             50,592
  HSBC Finance Corp., Senior
    Unsecured Notes
    4.75%                                     05/15/09                 340            336,291
  Lehman Brothers Holdings, Inc.,
    Senior Notes
    6.62%                                     02/05/06                 851            852,523
  Morgan Stanley, Senior
    Unsecured Notes
    6.75%                                     04/15/11                 250            269,132
  Morgan Stanley, Unsecured
    Notes
    5.05%                                     01/21/11               1,515          1,515,448
  Nationwide Building Society,
    Senior Unsecured Notes
    3.50%(f)                                  07/31/07                 850            834,012
  Nationwide Building Society,
    Unsecured Notes
    4.25%(f)                                  02/01/10                  70             68,170
  USAA Capital Corp., Senior
    Unsecured Notes
    4.00%(f)                                  12/10/07                 370            364,111
                                                                                   ==========
                                                                                   16,894,133
                                                                                   ----------
Food & Agriculture - 0.0%
  Smithfield Foods, Inc., Senior
    Unsecured Notes
    7.00%                                     08/01/11                  75             76,500
                                                                                   ----------
Insurance - 0.7%
  Allstate Financial Global
    Funding LLC, Senior
    Unsecured Notes
    6.15%(f)(g)                               02/01/06                 500            500,552
  American General Corp., Senior
    Unsecured Notes
    7.50%(g)                                  08/11/10                 150            164,438
  Liberty Mutual Group, Inc.,
    Unsecured Notes
    6.50%(f)                                  03/15/35                 390            381,570
  MetLife, Inc., Senior Unsecured
    Notes
    5.70%                                     06/15/35                 350            350,553
  New York Life Insurance Co.,
    Unsecured Notes
    5.88%(f)                                  05/15/33                 100            104,377
  Protective Life Corp., Secured
    Notes
    3.70%                                     11/24/08                  65             62,926
  TIAA Global Markets, Senior
    Unsecured Notes
    3.88%(f)                                  01/22/08                 465            455,990

                                                                      PAR
                                            MATURITY                 (000)                VALUE
                                     ----------------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Insurance (Continued)
  Wellpoint, Inc., Unsecured Notes
    5.95%                                     12/15/34              $  345         $  355,650
                                                                                   ==========
                                                                                    2,376,056
                                                                                   ----------
Leasing - 0.1%
  Hertz Corp., Senior Unsecured
    Notes
    8.88%(f)                                  01/01/14                 160            163,000
  United Rentals N. A., Inc.,
    Senior Unsecured Notes
    6.50%                                     02/15/12                  40             38,950
                                                                                   ==========
                                                                                      201,950
                                                                                   ----------
Manufacturing - 0.5%
  Belvoir Land LLC Revenue
    Bonds, Unsecured Notes
    5.27%(f)                                  12/15/47                 325            313,225
  Briggs & Stratton Corp., Senior
    Unsecured Notes
    8.88%                                     03/15/11                  50             55,875
  Ispat Inland ULC, Senior
    Secured Notes
    9.75%                                     04/01/14                 415            469,988
  Navistar International Corp.,
    Senior Unsecured Notes
    6.25%                                     03/01/12                  25             22,375
  Tyco International Group SA,
    Unsecured Notes
    6.00%                                     11/15/13                 480            490,313
    7.00%                                     06/15/28                 275            302,521
                                                                                   ==========
                                                                                    1,654,297
                                                                                   ----------
Medical & Medical Services - 0.1%
  Bio-Rad Laboratories, Inc.,
    Senior Subordinated Notes
    7.50%                                     08/15/13                  40             42,400
    6.12%                                     12/15/14                 100             98,250
  HCA, Inc., Unsecured Notes
    5.50%                                     12/01/09                 150            147,872
  Omnicare, Inc., Senior
    Subordinated Notes
    6.88%                                     12/15/15                  90             91,350
                                                                                   ==========
                                                                                      379,872
                                                                                   ----------
Metal & Mining - 0.1%
  Massey Energy Co., Senior
    Unsecured Notes
    6.88%(f)                                  12/15/13                 415            418,631
  TRIMAS Corp., Senior
    Subordinated Notes
    9.88%                                     06/15/12                  70             58,100
                                                                                   ==========
                                                                                      476,731
                                                                                   ----------
Motor Vehicles - 0.1%
  DaimlerChrysler AG, Senior
    Debentures
    7.45%                                     03/01/27                 135            146,507
  DaimlerChrysler N.A. Holding
    Corp., Unsecured Notes
    4.05%                                     06/04/08                  65             63,184
                                                                                   ==========
                                                                                      209,691
                                                                                   ----------

48

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                               PAR
                                           MATURITY           (000)                VALUE
                                          ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Oil & Gas - 0.8%
  Amerada Hess Corp., Senior
    Unsecured Notes
     7.12%                                03/15/33           $  200         $ 227,354
  ANR Pipeline Co., Senior
    Debentures
     9.62%                                11/01/21               10            12,238
     7.38%                                02/15/24                5             5,140
  Chesapeake Energy Corp.,
    Senior Notes
     7.50%                                06/15/14               70            74,200
  Chesapeake Energy Corp.,
    Senior Unsecured Notes
     6.88%(f)                             11/15/20               45            45,562
  Colorado Interstate Gas Co.,
    Senior Unsecured Notes
     6.80%(f)                             11/15/15               45            45,980
  Consolidated Natural Gas, Inc.,
    Senior Debentures
     5.00%                                03/01/14              235           228,199
  Consolidated Natural Gas, Inc.,
    Senior Unsecured Notes
     6.25%                                11/01/11              150           157,076
  Devon Financing Corp., Senior
    Unsecured Notes
     7.88%                                09/30/31              195           247,786
  Dynegy Holdings, Inc., Secured
    Notes
    10.12%(f)                             07/15/13              205           231,650
  El Paso Natural Gas Co.,
    Debentures
     8.62%                                01/15/22              130           147,497
  El Paso Natural Gas Co., Senior
    Notes
     7.62%                                08/01/10                5             5,258
  El Paso Natural Gas Co., Senior
    Unsecured Notes
     8.38%(e)                             06/15/32                5             5,662
  Enterprise Products Operating
    LP, Senior Unsecured Notes
     4.00%                                10/15/07              225           220,482
     4.95%                                06/01/10              450           441,270
  KCS Energy, Inc., Senior
    Unsecured Notes
     7.12%(f)                             04/01/12               35            35,000
  Northwest Pipeline Corp., Senior
    Unsecured Notes
     8.12%                                03/01/10              175           185,500
  Petro-Canada (Canada), Senior
    Unsecured Notes
     5.95%                                05/15/35              235           238,658
  Phillips Petroleum Co., Senior
    Debentures
     7.00%                                03/30/29               80            96,101
  Targa Resources, Inc., Senior
    Unsecured Notes
     8.50%(f)                             11/01/13               10            10,250
  The Williams Cos., Inc., Senior
    Unsecured Notes
     7.62%                                07/15/19               70            74,900
     7.75%                                06/15/31               25            26,375
                                                                            =========
                                                                            2,762,138
                                                                            ---------

                                                               PAR
                                           MATURITY           (000)                VALUE
                                          ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Paper & Forest Products - 0.0%
  Catalyst Paper Corp., Senior
    Unsecured Notes
     8.62%                                06/15/11           $   65         $  62,075
                                                                            ---------
Pharmaceuticals - 0.2%
  Bristol-Myers Squibb Co., Senior
    Debentures
     6.88%                                08/01/47              195           221,465
  Wyeth, Senior Unsecured Notes
     6.00%(f)                             02/15/36              350           360,425
                                                                            =========
                                                                              581,890
                                                                            ---------
Real Estate - 0.6%
  AMR Real Estate, Senior
    Unsecured Notes
     8.12%                                06/01/12               75            78,000
     7.12%(f)                             02/15/13               40            39,900
  Avalonbay Communities, Inc.,
    Senior Unsecured Notes
     6.62%                                09/15/11              180           192,552
  Camden Property Trust,
    Unsecured Notes
     4.70%                                07/15/09              380           374,178
  EOP Operating LP, Unsecured
    Notes
     4.65%                                10/01/10              160           155,157
  ERP Operating LP, Senior Notes
     6.58%                                04/13/15              240           260,744
  Pulte Homes, Inc., Senior
    Unsecured Notes
     6.00%                                02/15/35               85            75,444
  The Rouse Co., Unsecured
    Notes
     5.38%                                11/26/13              825           783,106
                                                                            =========
                                                                            1,959,081
                                                                            ---------
Retail Merchandising - 0.2%
  Delhaize America, Inc., Senior
    Debentures
     9.00%                                04/15/31              105           123,440
  Federated Department Stores,
    Senior Debentures
     6.79%                                07/15/27              240           252,294
  May Department Stores Co.
     6.65%                                07/15/24              150           157,710
  Movie Gallery, Inc., Senior
    Unsecured Notes
    11.00%                                05/01/12               85            66,300
                                                                            =========
                                                                              599,744
                                                                            ---------
Semiconductors & Related Devices - 0.1%
  Freescale Semiconductor, Inc.,
    Senior Unsecured Notes
     6.90%(e)                             07/15/09               50            51,625
  Magnachip Semiconductor,
    Secured Notes
     7.74%(e)                             12/15/11              135           137,363
                                                                            =========
                                                                              188,988
                                                                            ---------

                                                                              49

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                                     PAR
                                           MATURITY                 (000)                VALUE
                                    ----------------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Telecommunications - 2.3%
  AT&T Broadband Corp.,
    Unsecured Notes
     8.38%                                   03/15/13              $  670         $  775,510
  BellSouth Corp., Unsecured
    Notes
     4.26%(e)(f)                             04/26/06               1,550          1,548,143
  Cincinnati Bell, Inc., Senior
    Unsecured Notes
     7.25%                                   07/15/13                 200            207,500
  Continental Cablevision, Inc.,
    Senior Notes
     8.30%                                   05/15/06                 400            404,849
  GTE Corp., Debentures
     6.94%                                   04/15/28                  75             80,265
  Intelsat Bermuda Ltd., Senior
    Unsecured Notes
     8.70%(e)(f)                             01/15/12                  90             91,350
  L-3 Communications Corp.,
    Senior Subordinated Notes
     6.38%(f)                                10/15/15                  50             49,875
  New Jersey Bell Telephone,
    Debentures
     7.85%                                   11/15/29                  35             41,216
  Qwest Corp., Senior Unsecured
    Notes
     7.88%                                   09/01/11                 130            140,075
  Qwest Corp., Unsecured Notes
     7.74%(e)(f)                             06/15/13                 135            146,137
  Rogers Wireless, Inc., Senior
    Secured Notes
     7.50%                                   03/15/15                 190            205,200
  SBC Communications, Inc.,
    Unsecured Notes
     4.39%(f)                                06/05/06               1,500          1,496,760
     6.45%                                   06/15/34                 230            239,566
     6.15%                                   09/15/34                  25             25,111
  Sprint Capital Corp., Senior
    Unsecured Notes
     8.75%                                   03/15/32                 350            464,478
  TCI Communications, Inc.,
    Senior Debentures
     8.75%                                   08/01/15                 360            436,210
  Verizon Global Funding Corp.,
    Senior Unsecured Notes
     7.75%                                   12/01/30                 260            309,051
  Verizon Global Funding Corp.,
    Unsecured Notes
     5.85%                                   09/15/35                  25             24,092
  Verizon Maryland, Inc.,
    Debentures
     5.12%                                   06/15/33                  95             79,793
  Vodafone Group PLC,
    Unsecured Notes
     5.00%                                12/13-09/15                 625            611,019
  Wind Acquistion Finance SA,
    Senior Unsecured Notes
    10.75%(f)                                12/01/15                 150            154,875
                                                                                  ==========
                                                                                   7,531,075
                                                                                  ----------
Transportation - 0.0%
  Overseas Shipholding Group,
    Inc., Senior Unsecured Notes
     7.50%                                   02/15/24                 115            113,563
                                                                                  ----------

                                                                     PAR
                                           MATURITY                 (000)                VALUE
                                    ----------------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Yankee - 1.4%
  AID-Israel, Unsecured Notes
     5.50%(h)                             09/23-04/24              $1,475         $1,587,487
  Deutsche Telekom International
    Finance BV (Netherlands),
    Senior Unsecured Notes
     8.75%(h)                                06/15/30                  30             38,156
  Encana Corp. (Canada),
    Unsecured Notes
     6.50%(h)                                08/15/34                 140            157,018
  France Telecom (France),
    Senior Unsecured Notes
     8.50%(e)(h)                             03/01/31                  55             73,384
  Omi Corp. (Mali), Senior Notes
     7.62%(h)                                12/01/13                  50             50,562
  Sumitomo Mitsui Banking Corp.
    (Japan), Unsecured Notes
     5.62%(e)(f)(h)                          12/31/49                 450            446,328
  Teck Cominco Ltd. (Canada),
    Senior Unsecured Notes
     6.12%(h)                                10/01/35                 225            222,514
  Telecom Italia Capital
    (Luxembourg), Senior
    Unsecured Notes
     6.00%(h)                                09/30/34                 260            250,472
  Telefonica Europe BV
    (Netherlands), Senior
    Unsecured Notes
     7.75%(h)                                09/15/10                 160            175,203
  Tyco International Group SA
    (Luxembourg), Senior
    Unsecured Notes
     6.38%(h)                                10/15/11                 275            285,500
  United Mexican States (Mexico),
    Bonds
     8.12%(h)                                12/30/19                 460            568,100
  United Mexican States (Mexico),
    Senior Unsecured Notes
     8.00%(h)                                09/24/22                 605            746,419
                                                                                  ==========
                                                                                   4,601,143
                                                                                  ----------
TOTAL CORPORATE BONDS
  (Cost $69,708,464)                                                              69,503,045
                                                                                  ----------
FOREIGN BONDS - 1.6%
  Bundesrepublic Deutschland
    (Germany) (EUR)
     4.75%                                   07/04/34                 475            677,294
     4.00%                                   01/04/37               1,925          2,460,405
  Mexican Fixed Rate Bonds
    (MXP)
     9.00%                                   12/22/11               1,600            156,724
     8.00%                                   12/19/13               6,270            581,802
     9.50%                                   12/18/14               1,620            164,267
  Province of Manitoba (Canada),
    Senior Unsecured Notes
    (NZD)
     6.38%                                   09/01/15                 635            430,164
  Province of Ontario (Canada),
    Unsecured Notes (NZD)
     6.25%                                   06/16/15               1,130            759,892

50

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                    PAR
                                    MATURITY       (000)         VALUE
                                   ----------   ----------   ------------
FOREIGN BONDS (Continued)
  Province of Quebec (Canada),
    Bonds (NZD)
    6.75%(e)                       11/09/15     $   350      $ 241,531
                                                             =========
TOTAL FOREIGN BONDS
  (Cost $5,514,713)                                          5,472,079
                                                             ---------
TAXABLE MUNICIPAL BONDS - 0.2%
  Fort Irwin Land California LLC
    Revenue Bonds, Series 05
    5.40%(f)
  (Cost $599,723)                  12/15/47         600        583,302
                                                             ---------
SHORT TERM INVESTMENTS - 0.0%
  Galileo Money Market Fund
  (Cost $151,009)                               151,009        151,009
                                                             ---------

TOTAL INVESTMENTS IN
  SECURITIES -  117.9%
  (Cost $397,557,647(a))                                                 395,310,865

                                  PAR
                  MATURITY       (000)           VALUE
                 ----------   -----------   ---------------
TBA SALE COMMITMENTS - (5.6)%
  Federal Home Loan
Mortgage
  Corp. Gold TBA
    4.50%        01/18/21     (2,300)        (2,237,468)
  Federal National Mortgage
  Association TBA
    4.50%        01/12/36     (1,700)        (1,600,655)
    5.00%        01/12/36     (5,100)        (4,940,625)
    5.50%        01/12/36     (7,800)        (7,722,000)
  Government National
Mortgage
  Association TBA
    5.50%        01/23/36     (1,200)        (1,207,126)
    6.00%        01/23/36     (1,200)        (1,227,750)
                                             ==========
TOTAL TBA SALE COMMITMENTS
  (Proceeds $18,816,563)                    (18,935,624)
                                            -----------

                                          NUMBER OF
                                          CONTRACTS
                                        ------------
CALL OPTIONS WRITTEN - 0.0%
  March 10 year U.S. Treasury
    Notes futures, Strike Price
    $111, Expires 02/24/06
  (Premiums received $15,239)                (28)        (7,000)
                                                         ------
CALL SWAPTIONS PURCHASED - 0.1%
  Merrill Lynch, Strike Price $5.50,
    Expires 12/14/15
  (Cost $298,540)                            460(i)     360,870
                                                        -------

                                            NUMBER OF
                                            CONTRACTS            VALUE
                                        -----------------   --------------
CALL SWAPTIONS WRITTEN - (0.3)%
  Barclays Capital, Strike Price
    $5.14, Expires 04/21/08                     (500)(i)    $(220,700)
  Citibank, Strike Price $5.67,
    Expires 01/04/10                            (370)(i)     (257,520)
  Deutsche Bank, Strike Price
    $5.02, Expires 01/29/07                     (442)(i)     (140,422)
  Union Bank, Strike Price $4.73,
    Expires 06/13/07                          (1,130)(i)     (268,262)
                                                            =========
TOTAL CALL SWAPTIONS WRITTEN
  (Premiums received $1,016,338)                             (886,904)
                                                            ---------
PUT OPTIONS WRITTEN - 0.0%
  March 10 year U.S. Treasury
    Notes futures, Strike Price
    $107, Expires 02/24/06
  (Premiums received $15,093)                    (28)          (4,375)
                                                            ---------
PUT SWAPTIONS PURCHASED - 0.1%
  Merrill Lynch, Strike Price $5.50,
    Expires 12/14/15
  (Cost $298,540)                                460(i)       259,578
                                                            ---------
PUT SWAPTIONS WRITTEN - (0.3)%
  Barclays Capital, Strike Price
    $5.14, Expires 04/21/08                     (500)(i)     (180,850)
  Citibank, Strike Price $5.67,
    Expires 01/04/10                            (370)(i)     (117,660)
  Deutsche Bank, Strike Price
    $5.02, Expires 01/29/07                     (442)(i)     (113,292)
  Union Bank, Strike Price $4.73,
    Expires 06/13/07                          (1,130)(i)     (488,047)
                                                            =========
TOTAL PUT SWAPTIONS WRITTEN
  (Premiums received $1,016,338)                             (899,849)
                                                            ---------

LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (11.9)%
  (including $48,386,128 of payable
  for investments purchased)            (39,775,588)
                                        -----------
NET ASSETS - 100.0%                    $335,421,973
                                       ============

-------------------

 (a) Cost for Federal income tax purposes is $397,608,652. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $ 2,594,079
      Gross unrealized depreciation                                       (4,891,866)
                                                                         -----------
                                                                         $(2,297,787)
                                                                         ===========

 (b) Rates shown are the effective yields as of December 31, 2005.

                                                                              51

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

 (c) Securities, or a portion thereof, with a market value of $2,575,143 have been pledged as collateral for swap and swaption contracts.
 (d) Securities, or a portion thereof, subject to financing transactions.
 (e) Rates shown are the rates as of December 31, 2005.
 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31,
     2005, the Portfolio held 3.8% of its net assets, with a current market value of $12,877,499 in securities restricted as to resale.
 (g) Securities, or a portion thereof, pledged as collateral with a value of
     $682,177 on 24 long U.S. Treasury Bond futures contracts, 516 short U.S.
     Treasury Note futures contacts and 87 short Euro-Bobl futures contracts expiring March 2006, 23 long Euro-Dollar futures contracts expiring
     March 2007, 23 long Euro-Dollar futures contracts expiring June 2007, and 23 long Euro-Dollar futures contracts expiring September 2007. The value of such contracts on December 31, 2005 was $86,170,489 with an unrealized loss of $216,687 (including commissions of $1,605).
 (h) Security is a foreign domiciled issuer which is registered with the
     Securities and Exchange Commission.
 (i) Each swaption contract is equivalent to $10,000 notional amount.

52

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                          GOVERNMENT INCOME PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                                                PAR
                                                      MATURITY                 (000)                VALUE
                                               ----------------------   ------------------   -------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 33.1%
  Small Business Administration
    Participation Certificates,
    Series 96-20J, Class 1
     7.20%                                              10/01/16             $    127        $   133,262
  Small Business Administration
    Participation Certificates,
    Series 98-20J, Class 1
     5.50%                                              10/01/18                  114            115,174
  Small Business Investment Cos.
    Pass-Through, Series 03-10A,
    Class 1
     4.63%                                              03/10/13                1,062          1,039,795
  U.S. Treasury Bonds
     8.00%(b)                                           11/15/21                2,820          3,885,100
     6.50%                                              11/15/26                  735            918,521
     5.38%(c)                                           02/15/31                4,000          4,493,124
  U.S. Treasury Notes
     4.25%                                           11/07-08/15              121,555        120,182,672
     3.50%                                              12/15/09                2,475          2,397,946
     4.50%(c)                                           11/15/15               56,115         56,575,311
                                                                                             ===========
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $191,387,690)                                                                        189,740,905
                                                                                             -----------
MORTGAGE PASS-THROUGHS - 69.5%
  Federal Home Loan Mortgage
    Corp. Gold
     5.50%                                           10/13-04/16                  527            531,030
     6.00%                                           10/13-10/33                2,120          2,162,946
     5.00%                                           04/18-08/35               17,901         17,443,017
     4.50%                                           05/18-08/34                8,581          8,225,787
     8.00%                                           01/25-11/26                  140            149,163
     7.50%                                              11/01/25                    1              1,371
     6.50%                                           03/29-10/34                  443            454,997
     7.00%                                           09/31-04/32                  151            156,905
  Federal Home Loan Mortgage
    Corp. Gold TBA
     5.00%                                              01/13/35                5,100          4,935,841
     5.50%                                              01/12/36                  100             99,062
  Federal National Mortgage
    Association
     7.00%                                           08/09-12/11                   26             26,178
     6.00%                                           11/09-11/35               11,913         12,048,013
     4.00%                                           05/10-03/20               14,259         13,670,595
     6.50%                                           01/13-04/35               12,711         13,064,227
     5.50%(b)                                        12/13-08/35               65,187         64,853,709
     8.00%                                              08/01/14                   12             12,902
     5.00%                                           02/18-10/35               41,189         40,509,446
     4.50%                                           03/19-10/35               21,027         20,235,640
     7.50%                                           06/24-04/26                   44             46,467
  Federal National Mortgage
    Association TBA
     4.50%                                           01/21-01/35               11,800         11,232,307
     5.50%                                              01/18/21               27,900         28,065,670
     5.00%                                              01/14/34              145,100        140,565,625
     6.00%                                              01/14/34               13,400         13,521,431
     6.50%                                              01/12/36                5,400          5,538,375

                                                                                PAR
                                                      MATURITY                 (000)                VALUE
                                               ----------------------   ------------------   -------------------
MORTGAGE PASS-THROUGHS (Continued)
  Government National Mortgage
    Association
     8.00%                                              04/20/13             $     78        $    82,357
     6.00%                                           01/14-06/14                  260            266,929
     5.50%                                           03/14-08/33                  524            530,986
     7.00%                                           10/27-06/28                  324            340,343
     7.50%                                              11/15/27                    1                566
     6.50%                                              10/15/34                   84             87,329
                                                                                             ===========
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $400,250,517)
                                                                                             398,859,214
                                                                                             -----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
  Federal National Mortgage
    Association, Series 03-130,
    Class SP (IO)
     2.62%(d)                                           08/25/28                6,432            190,058
  Salomon Brothers Mortgage
    Securities VI, Series 87-1 (IO)
    11.00%(d)                                           02/17/17                   37              8,894
  Salomon Brothers Mortgage
    Securities VI, Series 87-1
    (PO)
    11.50%(e)                                           02/17/17                   37             34,188
                                                                                             ===========
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $391,002)                                                                                233,140
                                                                                             -----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 0.2%
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 99-C3,
    Class A2
     7.18%
  (Cost $987,457)                                       08/15/36                  905            958,517
                                                                                             -----------
PROJECT LOANS - 0.0%
  Federal Housing Authority
     7.43%
  (Cost $670)                                           09/01/22                    1                656
                                                                                             -----------
ASSET BACKED SECURITIES - 0.3%
  The Money Store Small
    Business Administration Loan
    Trust, Series 99-1, Class A
     5.05%(f)                                           07/15/25                   80             79,670
  Structured Asset Receivables
    Trust, Series 03-2
     4.40%(f)(g)                                        01/21/09                1,324          1,324,021
                                                                                             ===========
TOTAL ASSET BACKED SECURITIES
  (Cost $1,401,773)
                                                                                               1,403,691
                                                                                             -----------

                                                                              53

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    GOVERNMENT INCOME PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                PAR/(SHARES)
                                   MATURITY        (000)            VALUE
                                  ----------   -------------   --------------
SHORT TERM INVESTMENTS - 42.1%
  Federal Home Loan Bank,
    Discount Notes
    4.28%(h)                      03/08/06     $50,000         $49,619,555
  Federal Home Loan Mortgage
    Corp., Discount Notes
    4.20%(h)                      01/30/06     177,800         177,239,930
  Federal National Mortgage
    Association, Discount Notes
    3.50%(h)                      01/03/06       7,000           7,000,000
  Galileo Money Market Fund                      7,747           7,746,560
                                                               ===========
TOTAL SHORT TERM INVESTMENTS
  (Cost $241,606,045)                                          241,606,045
                                                               -----------

TOTAL INVESTMENTS IN SECURITIES -  145.2%
  (Cost $836,025,154(a))                                                 832,802,168

                                     PAR
                    MATURITY        (000)           VALUE
                 -------------   -----------   ---------------
TBA SALE COMMITMENTS - (13.6)%
  Federal Home Loan Mortgage
  Corp. Gold TBA
    4.50%        01/21-01/36      (7,200)       (6,865,842)
  Federal National Mortgage
  Association TBA
    5.00%        01/21-01/35     (15,900)      (15,466,092)
    6.00%        01/34-02/36     (16,800)      (16,947,992)
    4.50%        01/12/36         (9,000)       (8,474,058)
    5.50%        01/12/36        (30,500)      (30,195,000)
                                               ===========
TOTAL TBA SALE COMMITMENTS
  (Proceeds $77,467,203)                       (77,948,984)
                                               -----------

                                           NUMBER OF
                                           CONTRACTS
                                        ---------------
CALL SWAPTIONS WRITTEN - (0.1)%
  Barclays Capital, Strike Price
    $5.14, Expires 04/21/08
  (Premiums received $266,570)                (610)(i)    (269,254)
                                                          --------

PUT SWAPTIONS WRITTEN - 0.0%
  Barclays Capital, Strike Price
    $5.14, Expires 04/21/08
  (Premiums received $266,570)                (610)(i)    (220,637)
                                                          --------

LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (31.5)%
  (including $268,932,536 of payable
  for investments purchased and
  $65,990,544 of receivable for
  investments sold)                     (180,814,189)
                                        ------------
NET ASSETS - 100.0%                     $573,549,104
                                        ============

-------------------

 (a) Cost for Federal income tax purposes is $836,659,306. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $ 2,197,513
      Gross unrealized depreciation                                       (6,054,651)
                                                                         -----------
                                                                         $(3,857,138)
                                                                         ===========

 (b) Securities, or a portion thereof, pledged as collateral with a value of
     $1,237,699 on 968 long U.S. Treasury Note futures contracts, 87 long
     U.S. Treasury Bond futures contracts, 40 short U.S. Treasury Bond futures contracts, and 1,022 short U.S. Treasury Note futures contracts expiring March 2006 and 51 short Euro-Dollar futures contracts expiring
     December 2006. The value of such contracts on December 31, 2005 was
     $244,869,013 with an unrealized gain of $267,455 (including commissions of $4,760).
 (c) Securities, or a portion thereof, subject to financing transactions.
 (d) Rates shown are the effective yields as of December 31, 2005.
 (e) Interest rate of underlying collateral.
 (f) Rates shown are the rates as of December 31, 2005.
 (g) Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31,
     2005, the Portfolio held 0.2% of its net assets, with a current market value of $1,324,021, in securities restricted as to resale.
 (h) The rate shown is the effective yield on the discount notes at the time of purchase.
 (i) Each swaption contract is equivalent to $10,000 notional amount.

54

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                       INFLATION PROTECTED BOND PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                                                 PAR
                                                       MATURITY                 (000)                VALUE
                                                ----------------------   ------------------   -------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 100.4%
  Federal National Mortgage
    Association, Unsecured Notes
    2.35%                                                04/29/06              $  800         $  794,236
  U.S. Treasury Inflation Protected
    Bonds
    1.88%                                                07/15/15               3,655          3,680,194
    2.38%                                                01/15/25               4,025          4,469,396
    3.62%(b)                                             04/15/28               1,765          2,803,463
    3.88%                                                04/15/29               2,245          3,669,781
  U.S. Treasury Inflation Protected
    Notes
    3.38%                                             01/07-01/12               2,060          2,560,802
    3.62%                                                01/15/08               2,345          2,968,256
    3.88%                                                01/15/09               1,830          2,335,574
    4.25%                                                01/15/10               1,155          1,482,076
    0.88%(c)                                             04/15/10               5,430          5,426,508
    3.50%                                                01/15/11               1,645          2,011,663
    3.00%                                                07/15/12               2,975          3,484,096
    1.88%                                                07/15/13               2,425          2,593,502
    2.00%                                             01/14-07/14               5,325          5,670,999
    1.62%                                                01/15/15               1,725          1,733,255
                                                                                              ==========
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $44,994,208)                                                                          45,683,801
                                                                                              ----------
MORTGAGE PASS-THROUGHS - 2.9%
  Federal National Mortgage
    Association ARM
    4.38%(d)                                             06/01/34                 464            458,797
    4.64%(d)                                             02/01/35                 850            843,784
                                                                                              ==========
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $1,320,186)                                                                            1,302,581
                                                                                              ----------
CORPORATE BONDS - 0.2%
Yankee - 0.2%
  United Mexican States (Mexico),
    Senior Unsecured Notes
    6.75%(e)                                             09/27/34                  50             54,688
  United Mexican States, Senior
    Unsecured Notes
    6.62%(e)                                             03/03/15                  25             27,300
                                                                                              ==========
                                                                                                  81,988
                                                                                              ----------
TOTAL CORPORATE BONDS
  (Cost $78,755)                                                                                  81,988
                                                                                              ----------
FOREIGN BONDS - 1.3%
  Bundesrepublic Deutschland
    (Germany) (EUR)
    4.75%                                                07/04/34                 100            142,589
    4.00%                                                01/04/37                 175            223,673
  Government of France, Treasury
    Inflation Protected Notes
    (EUR)
    2.25%                                                07/25/20                 175            243,489
                                                                                              ==========
TOTAL FOREIGN BONDS
  (Cost $620,744)                                                                                609,751
                                                                                              ----------

                                                                                 PAR
                                                       MATURITY                 (000)                VALUE
                                                ----------------------   ------------------   -------------------
SHORT TERM INVESTMENTS - 6.2%
  Federal Home Loan Mortgage
    Corp., Discount Notes
    3.50%(f)                                             01/03/06              $1,000         $1,000,000
  Galileo Money Market Fund                                                     1,807          1,806,570
                                                                                              ==========
TOTAL SHORT TERM INVESTMENTS
  (Cost $2,806,570)
                                                                                               2,806,570
                                                                                              ----------
TOTAL INVESTMENTS IN
  SECURITIES -  111.0%
  (Cost $49,820,463(a))                                                                       50,484,691

                                           NUMBER OF
                                           CONTRACTS
                                        ---------------
CALL OPTIONS WRITTEN - 0.0%
  March 10 year U.S. Treasury
    Notes futures, Strike Price
    $111, Expires 02/24/06
  (Premiums received $2,591)                   (12)        (3,000)
                                                           ------
CALL SWAPTIONS WRITTEN - (0.1)%
  Deutsche Bank, Strike Price
    4.80, Expires 01/11/07                    (120)       (26,436)
  Union Bank, Strike Price $4.73,
    Expires 06/13/07                          (140)(g)    (33,236)
                                                          =======
TOTAL CALL SWAPTIONS WRITTEN
  (Premiums received $74,497)                             (59,672)
                                                          -------
PUT OPTIONS PURCHASED - 0.0%
  March 10 year U.S. Treasury
    Notes futures, Strike Price
    106, Expires 02/24/06
  (Cost $7,772)                                 19            148
                                                          -------
PUT OPTIONS WRITTEN - 0.0%
  March 10 year U.S. Treasury
    Notes futures, Strike Price
    $107, Expires 02/24/06
  (Premiums received $2,966)                   (12)          (188)
                                                          -------
PUT SWAPTIONS WRITTEN - (0.2)%
  Union Bank, Strike Price $4.73,
    Expires 06/13/07                          (140)(g)    (60,466)
  Deutsche Bank, Strike Price
    5.40, Expires 01/11/07                    (120)       (18,432)
                                                          =======
TOTAL PUT SWAPTIONS WRITTEN
  (Premiums received $81,030)                             (78,898)
                                                          -------

LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (10.7)%
  (including $5,127,062 of payable for
  financing transactions)                  (4,853,382)
                                           ----------
NET ASSETS - 100.0%                       $45,489,699
                                          ===========

                                                                              55

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                 INFLATION PROTECTED BOND PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

-------------------

 (a) Cost for Federal income tax purposes is $50,008,233. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                   $749,515
      Gross unrealized depreciation                                   (273,057)
                                                                      --------
                                                                      $476,458
                                                                      ========

 (b) Securities, or a portion thereof, pledged as collateral with a value of
     $319,623 on 82 short U.S. Treasury Note futures contracts, 11 short
     Euro-Bobl futures contracts, 2 short Euro-Bund contracts, and 6 long
     U.S. Treasury Bond futures contracts expiring March 2006, 16 short
     Euro-Dollar futures contracts expiring June 2006 and 13 short
     Euro-Dollar futures contracts expiring December 2006. The value of such contracts on December 31, 2005 was $18,067,010, with an unrealized loss of $18,613 (including commissions of $294).
 (c) Securities, or a portion thereof, subject to financing transactions.
 (d) Rates shown are the rates as of December 31, 2005.
 (e) Security is a foreign domiciled issuer which is registered with the
     Securities and Exchange Commission.
 (f) The rate shown is the effective yield at the time of purchase.
 (g) Each swaption contract is equivalent to $10,000 notional amount.

56

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                                 GNMA PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                             PAR
                                   MATURITY                 (000)                VALUE
                            ----------------------   ------------------   -------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.5%
  U.S. Treasury Notes
     4.50%
  (Cost $2,755,295)                11/15/2010             $ 2,750         $ 2,764,825
MORTGAGE PASS-THROUGHS - 100.7%
  Federal Home Loan Mortgage
    Corp. Gold
     5.50%                        06/13-02/18                 599             602,847
     6.00%                        11/13-10/33                 336             342,933
     6.50%                        12/13-08/30                 389             400,031
     8.00%                           07/01/17                  47              50,509
     9.00%                           12/01/19                   1                 837
     7.50%                        09/26-03/27                  10              10,599
     5.00%                           09/01/33                  74              71,436
     4.50%                           08/01/34               1,657           1,562,169
  Federal National Mortgage
    Association
     6.50%                        02/13-04/35               5,279           5,426,824
     5.50%                        12/13-07/35               9,173           9,119,239
     8.00%                           08/01/14                  95              98,913
     6.00%                        04/16-01/35                 785             792,972
     4.00%                           07/01/18                 143             136,874
     4.50%                        04/19-12/35               3,135           3,019,768
     5.00%                        10/20-07/35               5,280           5,237,822
     8.50%                           10/01/24                   5               5,373
  Federal National Mortgage
    Association TBA
     4.50%                           01/18/21                 600             583,687
     5.00%                        01/21-01/34               6,500           6,298,906
     6.00%                           01/12/36               3,800           3,834,436
  Government National Mortgage
    Association
     8.00%(b)                     12/07-08/24                 500             533,074
     5.50%                        11/08-09/34              13,975          14,075,495
     6.50%                        03/16-11/34              21,535          22,325,297
     7.00%(b)                     09/17-05/32               1,887           1,980,611
     9.00%                        05/18-07/21                 258             281,836
    10.00%                           12/15/20                   3               3,664
     7.50%                        10/25-11/29                 443             466,054
     6.00%                        01/28-05/35              36,407          37,240,340
     4.50%                        12/34-01/35               5,326           5,111,184
     5.00%                           11/20/35               5,988           5,889,205
  Government National Mortgage
    Association TBA
     5.00%                        01/35-01/36              66,200          65,191,953
     5.50%                           01/23/36               2,200           2,213,064
                                                                          ===========
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $193,319,561)                                                     192,907,952
                                                                          -----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
  Federal National Mortgage
    Association, Series 03-130,
    Class SP (IO)
     2.62%(c)
  (Cost $331,196)                    08/25/28               7,283             215,219
                                                                          -----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 0.6%
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 99-C3,
    Class A2
     7.18%
  (Cost $1,249,473)                  08/15/36               1,153           1,221,473
                                                                          -----------

                                                             PAR
                                   MATURITY                 (000)                VALUE
                            ----------------------   ------------------   -------------------
PROJECT LOANS - 0.0%
  Federal Housing Authority
     7.43%
  (Cost $3,454)                      09/01/22             $     3         $     3,444
                                                                          -----------
ASSET BACKED SECURITIES - 1.0%
  The Money Store Small
    Business Administration Loan
    Trust, Series 99-1, Class A
     5.05%(d)                        07/15/25                 241             239,010
  Structured Asset Receivables
    Trust, Series 03-2
     4.40%(d)(e)                     01/21/09               1,694           1,693,011

                                                                          ===========
TOTAL ASSET BACKED SECURITIES
  (Cost $1,930,460)
                                                                            1,932,021
                                                                          -----------

                                    PAR/SHARES
                       MATURITY       (000)          VALUE
                      ----------   -----------   ------------
SHORT TERM INVESTMENTS - 37.5%
  Federal Home Loan Mortgage
  Corp., Discount Notes
      4.20%(f)        01/30/06     10,000         9,968,500
      4.20%(f)        01/31/06     50,000        49,836,666
  Federal National Mortgage
  Association, Discount Notes
      3.50%(f)        01/03/06     2,000          2,000,000
      4.10%(f)        01/12/06     1,950          1,948,001
  U.S. Treasury Bills
      3.30%(f)        01/12/06     1,000            999,175
  Galileo Money Market Fund        7,024          7,023,626
                                                 ==========
TOTAL SHORT TERM INVESTMENTS
  (Cost $71,775,969)                             71,775,968
                                                 ----------

TOTAL INVESTMENTS IN
  SECURITIES -  141.4%
  (Cost $271,365,408(a))                   270,820,902

                                      PAR
                    MATURITY         (000)           VALUE
                 --------------   -----------   ---------------
TBA SALE COMMITMENTS - (8.8)%
  Federal Home Loan Mortgage
  Corp. Gold TBA
    4.50%           01/12/36      (1,600)        (1,505,000)
  Federal National Mortgage
  Association TBA
    5.50%        01/21-01/36      (8,900)        (8,825,344)
    5.00%           01/13/35      (2,300)        (2,228,125)
    4.50%           01/12/36      (1,100)        (1,035,718)
    6.50%           01/12/36      (3,200)        (3,282,000)
                                                 ==========
TOTAL TBA SALE COMMITMENTS
  (Proceeds $16,844,813)                        (16,876,187)
                                                -----------

                                                                              57

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                           GNMA PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                           NUMBER OF
                                           CONTRACTS           VALUE
                                        ---------------   --------------
CALL SWAPTIONS WRITTEN - (0.1)%
  Barclays Capital, Strike Price
    $5.14, Expires 04/21/08
  (Premiums received $131,100)                (300)(g)    $(132,420)
                                                          ---------
PUT SWAPTIONS WRITTEN - (0.1)%
  Barclays Capital, Strike Price
    $5.14, Expires 04/21/08
  (Premiums received $131,100)                (300)(g)     (108,510)
                                                          ---------

LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (32.4)%
  (including $61,793,382 of payable
  for investments purchased)            (62,108,789)
                                        -----------
NET ASSETS - 100.0%                    $191,594,996
                                       ============

-------------------

 (a) Cost for Federal income tax purposes is $271,391,409. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $  905,822
      Gross unrealized depreciation                                      (1,476,329)
                                                                         ----------
                                                                         $ (570,507)
                                                                         ==========

 (b) Securities, or a portion thereof, pledged as collateral with a value of
     $384,549 on 115 short U.S. Treasury Note futures contracts, 119 short
     Interest Rate Swap futures contracts, 68 long U.S. Treasury Note futures contracts and 30 long U.S. Treasury Bond futures contracts expiring
     March 2006 and 19 short Euro-Dollar futures contracts expiring December
     2006. The value of such contracts on December 31, 2005 was $51,558,113, with an unrealized loss of $114,048 (including commissions of $790).
 (c) Rates shown are the effective yields as of December 31, 2005.
 (d) Rates shown are the rates as of December 31, 2005.
 (e) Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31,
     2005, the Portfolio held 0.9% of its net assets, with a current market value of $1,693,011, in securities restricted as to resale.
 (f) The rate shown is the effective yield on the discount notes at the time of purchase.
 (g) Each swaption contract is equivalent to $10,000 notional amount.

58

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                            MANAGED INCOME PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                                                PAR
                                                      MATURITY                 (000)                VALUE
                                               ----------------------   ------------------   -------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 43.4%
  Federal National Mortgage
    Association, Unsecured Notes
    2.35%                                            04/06-04/07             $ 9,980         $ 9,734,443
    1.75%                                               06/16/06               2,120           2,093,116
    4.00%                                            10/06-01/09              13,870          13,691,262
  Overseas Private Investment
    Co.
    4.09%                                               05/29/12                 464             424,765
    4.30%                                               05/29/12               1,295           1,213,500
    4.64%                                               05/29/12                 966             919,678
    4.68%                                               05/29/12                 546             508,039
    4.87%                                               05/29/12               4,122           3,965,262
    5.40%                                               05/29/12               5,150           5,159,537
    5.46%                                               05/29/12                 590             606,758
    5.79%                                               05/29/12               1,044           1,072,696
    5.88%(b)                                            05/29/12                 556             557,258
    5.94%                                               05/29/12               1,984           2,044,342
    5.95%                                               05/29/12                 565             578,919
    6.10%                                               05/29/12                 667             689,906
    6.81%                                               05/29/12                 807             843,990
    6.89%                                               05/29/12               6,436           6,764,234
    6.91%                                               05/29/12               2,163           2,253,875
    7.35%                                               05/29/12                 582             614,256
  Resolution Funding Corp. Strip
    Bonds
    6.29%(c)                                            07/15/18               1,725             953,754
    6.30%(c)                                            10/15/18               1,725             941,757
  Small Business Administration
    Participation Certificates,
    Series 96-20B, Class 1
    6.38%                                               02/01/16               2,055           2,113,788
  Small Business Administration
    Participation Certificates,
    Series 96-20K, Class 1
    6.95%                                               11/01/16               3,116           3,249,329
  Small Business Administration
    Participation Certificates,
    Series 97, Class A
    4.85%(d)(e)                                         08/15/22                 654             648,135
  Small Business Administration
    Participation Certificates,
    Series 97-20B, Class 1
    7.10%                                               02/01/17               2,609           2,728,067
  Small Business Administration
    Participation Certificates,
    Series 97-20G, Class 1
    6.85%                                               07/01/17               4,869           5,071,463
  U.S. Treasury Bonds
    8.12%(f)                                            08/15/19              25,860          35,082,736
    8.50%(g)                                            02/15/20               4,175           5,856,740
    8.75%                                               08/15/20               1,175           1,690,348
    8.00%                                               11/15/21               6,380           8,789,694
    6.25%(g)                                            08/15/23               6,320           7,546,971
    6.00%(f)                                            02/15/26               4,280           5,047,057
    6.75%                                               08/15/26               1,975           2,529,234
    5.38%(g)                                            02/15/31               1,630           1,830,948
  U.S. Treasury Inflation Protected
    Notes
    0.88%                                               04/15/10              10,785          10,778,065

                                                                                PAR
                                                      MATURITY                 (000)                VALUE
                                               ----------------------   ------------------   -------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS (Continued)
  U.S. Treasury Notes
    6.50%(g)                                            10/15/06             $21,900         $22,232,771
    4.00%(g)                                         08/07-02/15              52,250          51,865,690
    4.25%(g)                                            10/31/07               8,890           8,863,952
    4.12%(g)                                            08/15/08               9,785           9,731,104
    4.38%(g)                                            11/15/08              35,435          35,440,528
    4.50%(g)                                         11/10-11/15              27,285          27,501,620
                                                                                             ===========
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $268,889,111)
                                                                                             304,229,587
                                                                                             -----------
MORTGAGE PASS-THROUGHS - 36.3%
  Federal Home Loan Mortgage
    Corp. Gold
    6.50%                                            03/09-12/30                 925             950,388
    4.00%                                               05/01/10               2,001           1,937,824
    6.00%                                            11/14-11/34               2,721           2,767,153
    5.50%                                               10/01/17               1,063           1,070,215
    4.50%                                            05/19-08/20              12,251          11,951,436
    5.00%                                            05/20-09/35              11,770          11,552,218
    7.50%                                            11/25-10/27                  25              26,278
    7.00%                                            04/29-04/32                  72              74,708
  Federal Home Loan Mortgage
    Corp. Gold TBA
    5.00%                                            01/21-01/35              27,500          26,781,088
    5.50%                                               01/12/36               7,300           7,231,562
    6.00%                                               01/12/36                 200             201,938
  Federal Home Loan Mortgage
    Corp., ARM
    4.37%                                               01/01/35               8,612           8,521,237
  Federal Home Loan Mortgage
    Corp., Unsecured Notes
    3.00%                                               04/19/07               5,900           5,769,728
  Federal National Mortgage
    Association
    7.00%                                            06/06-09/34               2,198           2,294,455
    6.00%                                            01/09-11/29               1,501           1,528,171
    6.50%                                            02/11-04/31               3,211           3,302,958
    5.50%                                            09/13-10/35              45,002          44,886,485
    5.00%                                            01/18-11/35              26,505          25,987,980
    4.50%                                            03/19-12/20              11,082          10,792,378
    4.29%                                               12/01/34               7,368           7,276,220
  Federal National Mortgage
    Association TBA
    4.50%                                            01/21-01/34              33,300          32,004,015
    5.00%                                               01/18/21              20,800          20,572,490
    5.50%                                               01/18/21               2,300           2,313,657
    6.50%                                               01/12/36              20,900          21,435,562
  Government National Mortgage
    Association
    9.50%                                            09/16-11/16                  19              21,220
    9.00%                                               03/15/18                  13              14,441
    6.50%                                            12/23-10/34                 961           1,005,212
    6.00%                                            11/28-10/33                 558             572,584
    5.50%                                            11/33-12/34               1,730           1,742,933
                                                                                             ===========
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $255,056,621)
                                                                                             254,586,534
                                                                                             -----------

                                                                              59

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                                     PAR
                                                 MATURITY           (000)                VALUE
                                                ----------   ------------------   -------------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.2%
  Countrywide Alternative Loan
    Trust, Series 05-56, Class
    1A1
    5.11%(d)                                    10/25/35          $ 6,498         $6,550,361
  Federal Home Loan Mortgage
    Corp., Series 2587, Class WX
    5.00%                                       03/15/18            2,370          2,336,913
  Federal Home Loan Mortgage
    Corp., Series 2825, Class VP
    5.50%                                       06/15/15            3,402          3,441,553
  Federal Home Loan Mortgage
    Corp., Series 2933, Class HD
    5.50%                                       02/15/35            3,505          3,541,005
  Federal Home Loan Mortgage
    Corp., Series 3033, Class JB
    5.50%                                       10/15/35            3,143          3,177,649
  Federal National Mortgage
    Association, Series 03-118,
    Class FD
    4.59%(d)                                    12/25/33            3,785          3,828,284
  Federal National Mortgage
    Association, Series 04-82,
    Class HJ
    5.50%                                       09/25/32            7,262          7,310,329
  Federal National Mortgage
    Association, Series 05-48,
    Class AR
    5.50%                                       02/25/35            3,040          3,068,427
  J.P. Morgan Alternative Loan
    Trust, Series 05-S1, Class
    2A16
    6.00%                                       12/01/35            3,350          3,388,320
  Summit Mortgage Trust, Series
    00-1, Class B1
    6.29%(d)(e)                                 12/28/12              134            134,396
                                                                                  ==========
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $37,345,436)                                                              36,777,237
                                                                                  ----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 12.1%
  Banc of America Commercial
    Mortgage, Inc., Series 01-1,
    Class A2
    6.50%                                       04/15/36            4,030          4,251,986
  Banc of America Commercial
    Mortgage, Inc., Series
    02-PB2, Class A4
    6.19%                                       06/11/35            3,670          3,862,104
  Bear Stearns Commercial
    Mortgage Securities, Inc.,
    Series 00-WF2, Class A2
    7.32%                                       10/15/32            4,590          4,975,206
  Bear Stearns Commercial
    Mortgage Securities, Inc.,
    Series 04-PWR6, Class A6
    4.82%                                       11/11/41            4,155          4,086,692
  Commercial Mortgage
    Acceptance Corp., Series
    98-C2, Class A2
    6.03%                                       09/15/30            3,923          3,985,388
  Credit Suisse First Boston
    Mortgage Securities Corp.,
    Series 02-CP5, Class A2
    4.94%                                       12/15/35            4,865          4,806,216

                                                                     PAR
                                                 MATURITY           (000)                VALUE
                                                ----------   ------------------   -------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Donaldson, Lufkin and Jenrette,
    Inc., Commerical Mortgage
    Corp., Series 98-CF1, Class
    A1B
    6.41%                                       02/18/31          $ 7,247         $7,406,544
  General Electric Capital
    Commercial Mortgage Corp.,
    Series 02-1A, Class A3
    6.27%                                       12/10/35            3,800          4,025,158
  General Electric Capital
    Commercial Mortgage Corp.,
    Series 02-2A, Class A3
    5.35%                                       08/11/36            4,240          4,296,141
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 99-C3,
    Class A2
    7.18%                                       08/15/36            3,498          3,706,830
  Goldman Sachs Mortgage
    Securities Corp. II, Series
    98-C1, Class A3
    6.14%                                       10/18/30            5,057          5,175,787
  Goldman Sachs Mortgage
    Securities Corp. II, Series
    04-GG2, Class A4
    4.96%                                       08/10/38            3,500          3,505,985
  J.P. Morgan Chase Commercial
    Mortgage Securities Corp.,
    Series 01-C1, Class A3
    5.86%                                       10/12/35            3,840          3,973,941
  J.P. Morgan Chase Commercial
    Mortgage Securities Corp.,
    Series 01-CIB2, Class A3
    6.43%                                       04/15/35            3,320          3,516,883
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 00-C4, Class A2
    7.37%                                       08/15/26            5,680          6,166,820
  Lehman Brothers-UBS
    Commerical Mortgage Trust,
    Series 03-C7, Class A2
    4.06%(d)                                    09/15/27            2,480          2,409,075
  Morgan Stanley Capital
    Investments, Series 98-HF2,
    Class A2
    6.48%                                       11/15/30            4,042          4,160,774
  Salomon Brothers Mortgage
    Securities VII, Series 00-C1,
    Class A2
    7.52%                                       12/18/09            5,565          5,944,533
  USGI, Series 87
    7.43%                                       12/01/22              112            114,031
  Wachovia Bank Commercial
    Mortgage Trust, Series 03,
    Class C6
    5.12%                                       08/15/35            4,470          4,463,565
                                                                                  ==========
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $87,039,075)                                                              84,833,659
                                                                                  ----------
PROJECT LOANS - 2.6%
  Whittier Rehab at Haverhill
    Project Loan
    7.60%                                       12/01/39           10,830         11,186,234

60

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
PROJECT LOANS (Continued)
  Whittier Rehab at Westborough
    Project Loan
    8.12%                             02/28/37           $6,914         $7,113,188
                                                                        ==========
TOTAL PROJECT LOANS
  (Cost $17,481,392)                                                    18,299,422
                                                                        ----------
CERTIFICATE OF DEPOSIT - 0.2%
  SunTrust Bank, Inc.
    4.42%
  (Cost $1,260,000)                   06/15/09            1,260          1,240,420
                                                                        ----------
ASSET BACKED SECURITIES - 11.4%
  American Express Credit
    Account Master Trust, Series
    05-3, Class A
    4.37%(d)                          01/18/11            5,525          5,533,177
  American Express Credit
    Account Master Trust, Series
    05-5, Class A
    4.41%(d)                          02/15/13            5,350          5,351,031
  Chase Issuance Trust, Series
    04-A9, Class A9
    3.22%                             06/15/10            5,675          5,529,039
  Citibank Credit Card Issuance
    Trust, Series 00, Class A3
    6.88%                             11/16/09            6,275          6,506,957
  Citibank Credit Card Issuance
    Trust, Series 04, Class A1
    2.55%                             01/20/07            9,150          8,943,302
  Countrywide Certificates, Series
    04-14, Class A4
    4.66%(d)                          06/25/35            3,373          3,382,139
  Countrywide Certificates, Series
    05-16, Class 4AV1
    4.42%(d)                          01/25/35            5,325          5,324,771
  Countrywide Certificates, Series
    05-IM2, Class A1
    4.30%(d)                          06/25/27            4,756          4,756,312
  Ford Credit Auto Owner Trust,
    Series 05-A, Class A3
    3.48%                             11/15/08            7,450          7,354,938
  Ford Credit Auto Owner Trust,
    Series 05-C, Class A3
    4.30%                             08/15/09            5,325          5,270,912
  Green Tree Financial Corp.,
    Series 96-7, Class A6
    7.65%                             10/15/27            3,867          4,050,232
  MBNA Credit Card Master Notes
    Trust, Series 04-A4, Class A4
    2.70%                             09/15/09            7,200          7,018,877
  Merrill Lynch Mortgage
    Investors, Inc., Series 05-HE2,
    Class A2A
    4.49%(d)                          09/25/36            4,893          4,892,980
  Railcar Leasing LLC, Series
    97-1, Class A1
    6.75%(e)                          07/15/06            1,126          1,129,996
  Small Business Administration
    Participation Certificates,
    Series 97-20F, Class 1
    7.20%                             06/01/17              693            727,605
  Structured Asset Receivables
    Trust, Series 03-2
    4.40%(d)(e)                       01/21/09            3,995          3,993,769
                                                                        ==========
TOTAL ASSET BACKED SECURITIES
  (Cost $80,424,031)                                                    79,766,037
                                                                        ----------

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
CORPORATE BONDS - 21.6%
Aerospace - 0.4%
  Lockheed Martin Corp., Senior
    Debentures
    8.50%                             12/01/29           $  615         $  836,545
  Northrop Grumman Corp.,
    Senior Unsecured Notes
    4.08%                             11/16/06            1,205          1,196,891
  Raytheon Co., Senior
    Unsecured Notes
    4.50%                             11/15/07              383            379,928
                                                                        ==========
                                                                         2,413,364
                                                                        ----------
Banks - 6.5%
  Banc One Corp., Senior
    Unsecured Notes
    2.62%                             06/30/08              835            791,224
  Bank of America Corp., Senior
    Unsecured Notes
    4.50%                             08/01/10              130            127,938
  Bank of America Corp.,
    Subordinated Notes
    7.80%(h)                          02/15/10            1,190          1,314,105
  Bank of New York Co., Inc.,
    Senior Notes
    3.75%                             02/15/08            1,350          1,319,023
  BankBoston N.A., Subordinated
    Notes
    7.00%                             09/15/07            1,500          1,551,375
  Citigroup, Inc., Senior
    Unsecured Notes
    6.20%                             03/15/09            1,200          1,244,705
  Citigroup, Inc., Subordinated
    Notes
    6.00%                             10/31/33              685            720,483
  Citigroup, Inc., Unsecured Notes
    3.62%                             02/09/09            3,655          3,531,680
    4.12%                             02/22/10            3,900          3,790,800
  Depfa Bank PLC, Senior Notes
    4.25%                             08/16/10            3,900          3,814,111
  Deutsche Bank AG, Deposit
    Notes
    3.84%(d)                          03/15/07            1,600          1,588,000
  HBOS Treasury Services PLC,
    Senior Unsecured Notes
    3.60%(e)                          08/15/07              855            838,828
  HBOS Treasury Services PLC,
    Unsecured Notes
    3.50%(e)                          11/30/07            1,630          1,590,694
  HSBC Bank USA, Subordinated
    Notes
    3.87%                             06/07/07            4,875          4,803,898
  The Huntington National Bank,
    Subordinated Bank Notes
    2.75%                             10/16/06              480            471,533
  J.P. Morgan Chase & Co.,
    Senior Unsecured Notes
    5.25%                             05/30/07            2,380          2,390,784
  Lloyds TSB Bank PLC (United
    Kingdom), Subordinated
    Notes
    6.90%                             11/29/49            2,000          2,036,623
  The Royal Bank of Scotland
    Capital Trust (United
    Kingdom)
    4.71%(d)                          12/29/49              600            570,263
    6.80%                             12/31/49            1,000          1,016,960

                                                                              61

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Banks (Continued)
  SunTrust Bank, Inc., Senior
    Unsecured Notes
    3.62%                            10/15/07          $ 1,540         $1,508,060
  Swedish Export Credit Corp.,
    Unsecured Notes
    2.88%                            01/26/07            1,550          1,524,797
  U.S. Bancorp, Senior Unsecured
    Notes
    3.95%                            08/23/07              335            330,494
  U.S. Bank N.A., Senior Bank
    Notes
    2.87%                            02/01/07            1,040          1,018,992
    2.40%                            03/12/07            1,580          1,537,024
  U.S. Bank N.A., Subordinated
    Notes
    6.50%                            02/01/08            2,420          2,502,350
  Wachovia Bank N.A., Senior
    Bank Notes
    4.38%                            08/15/08               95             93,924
  Wells Fargo & Co., Senior
    Unsecured Notes
    4.00%                            08/15/08            1,105          1,083,839
    4.20%                            01/15/10              580            564,688
  Wells Fargo & Co., Unsecured
    Notes
    4.62%                            08/09/10            2,115          2,088,165
                                                                       ==========
                                                                       45,765,360
                                                                       ----------
Broadcasting - 0.4%
  BSKYB Finance UK PLC, Senior
    Unsecured Notes
    6.50%(e)                         10/15/35              370            369,089
  News America, Inc., Notes
    6.40%(e)                         12/15/35              500            503,968
  News America, Inc., Senior
    Debentures
    7.12%                            04/08/28              300            322,999
    7.62%                            11/30/28            1,150          1,304,099
  News America, Inc., Senior
    Unsecured Notes
    6.20%                            12/15/34              275            273,158
                                                                       ==========
                                                                        2,773,313
                                                                       ----------
Energy & Utilities - 0.3%
  Dominion Resources, Inc.,
    Unsecured Notes
    5.95%                            06/15/35              250            244,022
  FirstEnergy Corp., Senior
    Unsecured Notes
    7.38%                            11/15/31              305            360,223
  Florida Power & Light Co., First
    Mortgage Bonds
    5.90%                            03/01/33              175            179,888
    4.95%                            06/01/35              600            545,006
  Florida Power Corp., First
    Mortgage Bonds
    6.65%                            07/15/11              960          1,035,651
                                                                       ==========
                                                                        2,364,790
                                                                       ----------
Entertainment & Leisure - 0.9%
  AOL Time Warner, Inc., Senior
    Debentures
    8.38%                            03/15/23              500            578,157

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Entertainment & Leisure (Continued)
  Comcast Cable Communications
    Corp., Senior Unsecured
    Notes
    6.38%                            01/30/06          $   413         $  413,496
    7.05%                            03/15/33              315            340,069
  Comcast Cable Holdings LLC,
    Senior Debentures
    7.88%                            02/15/26            1,040          1,200,396
  Comcast Corp., Senior
    Unsecured Bonds
    6.50%                            11/15/35            1,200          1,222,868
  TCI Communications, Inc.,
    Senior Notes
    7.12%                            02/15/28              620            665,930
  Time Warner Cos., Inc., Senior
    Debentures
    9.15%                            02/01/23              535            659,644
    7.57%                            02/01/24              750            818,064
    7.70%                            05/01/32              455            510,947
                                                                       ==========
                                                                        6,409,571
                                                                       ----------
Finance - 5.6%
  Associates Corp. N.A., Senior
    Notes
    6.25%(h)                         11/01/08              690            714,755
  BAE Systems Holdings, Inc.,
    Unsecured Notes
    5.20%(e)                         08/15/15              710            695,083
  The Bear Stearns & Co., Inc.,
    Notes
    4.55%                            06/23/10              750            735,959
  Berkshire Hathaway Finance
    Corp., Senior Unsecured
    Notes
    3.38%                            10/15/08            1,925          1,854,793
    4.12%                            01/15/10              215            208,799
  California Preferred Fund Trust,
    Notes
    7.00%                            12/31/49              800            824,000
  Eksportfinans ASA, Unsecured
    Notes
    3.38%                            01/15/08            3,770          3,676,327
  General Electric Capital Corp.,
    Unsecured Notes
    3.45%(d)                         01/15/08           10,250         10,170,870
    4.12%                            09/01/09            1,025            998,055
    5.00%                            11/15/11            9,790          9,799,633
  Household Finance Corp.,
    Senior Unsecured Notes
    6.50%                            11/15/08            1,615          1,680,852
  Morgan Stanley, Senior
    Unsecured Notes
    6.75%                            04/15/11              625            672,829
  Morgan Stanley, Unsecured
    Notes
    5.05%                            01/21/11            3,175          3,175,940
  Nationwide Building Society,
    Senior Unsecured Notes
    3.50%(e)                         07/31/07            1,725          1,692,553
  Nationwide Building Society,
    Unsecured Notes
    4.25%(e)                         02/01/10               90             87,647

62

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Finance (Continued)
  Student Loan Marketing Corp.,
    Senior Unsecured Notes
    3.62%                            03/17/08           $1,330         $1,296,515
  USAA Capital Corp., Senior
    Unsecured Notes
    4.00%(e)                         12/10/07              920            905,357
                                                                       ==========
                                                                       39,189,967
                                                                       ----------
Insurance - 1.6%
  Allstate Financial Global
    Funding, Unsecured Notes
    5.25%(e)                         02/01/07            1,150          1,152,651
  ASIF Global Financing,
    Unsecured Notes
    3.90%(e)                         10/22/08              285            276,171
  Liberty Mutual Group, Inc.,
    Unsecured Notes
    6.50%(e)                         03/15/35              530            518,544
  MetLife, Inc., Senior Unsecured
    Notes
    6.38%                            06/15/34              350            383,322
    5.70%                            06/15/35              500            500,790
  Monumental Global Funding II,
    Unsecured Notes
    2.80%(e)                         07/15/08            2,480          2,358,416
  New York Life Global Funding,
    Unsecured Notes
    3.88%(e)                         01/15/09              775            752,435
  Protective Life Corp., Secured
    Notes
    3.70%                            11/24/08              135            130,693
  Prudential Financial, Inc.,
    Unsecured Notes
    5.40%                            06/13/35              650            623,376
  Sun Life of Canada Capital Trust
    (Canada), Capital Securities
    8.53%(e)                         05/29/49            1,720          1,844,614
  TIAA Global Markets, Senior
    Unsecured Notes
    4.12%(e)                         11/15/07            1,850          1,824,781
  Wellpoint, Inc., Unsecured Notes
    5.95%                            12/15/34              675            695,837
                                                                       ==========
                                                                       11,061,630
                                                                       ----------
Manufacturing - 0.3%
  Belvoir Land LLC Class II,
    Unsecured Notes
    5.40%(e)                         12/15/47            1,175          1,141,994
  Tyco International Group SA,
    Senior Unsecured Notes
    6.75%                            02/15/11              575            603,727
  Tyco International Group SA,
    Unsecured Notes
    7.00%                            06/15/28              570            627,044
                                                                       ==========
                                                                        2,372,765
                                                                       ----------
Medical & Medical Services - 0.1%
  Wellpoint Health Network, Inc.,
    Senior Unsecured Notes
    6.38%                            06/15/06              700            704,640
                                                                       ----------
Motor Vehicles - 0.2%
  DaimlerChrysler AG, Senior
    Debentures
    7.45%                            03/01/27              870            944,155

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Motor Vehicles (Continued)
  DaimlerChrysler N.A. Holding
    Corp., Unsecured Notes
    4.05%                            06/04/08           $  150         $  145,810
  General Motors Acceptance
    Corp., Unsecured Notes
    5.65%(d)                         09/23/08               75             67,819
                                                                       ==========
                                                                        1,157,784
                                                                       ----------
Oil & Gas - 0.7%
  Consolidated Natural Gas Co.,
    Senior Unsecured Notes
    5.38%                            11/01/06            1,850          1,854,588
  Devon Energy Corp., Senior
    Debentures
    7.95%                            04/15/32              575            741,558
  Devon Financing Corp., Senior
    Unsecured Notes
    7.88%                            09/30/31               60             76,242
  Petro-Canada (Canada), Senior
    Unsecured Notes
    5.95%                            05/15/35              515            523,016
  Texaco Capital, Inc., Debentures
    8.88%                            09/01/21            1,350          1,880,345
                                                                       ==========
                                                                        5,075,749
                                                                       ----------
Pharmaceuticals - 0.1%
  Wyeth, Senior Unsecured Notes
    6.00%(e)                         02/15/36              775            798,084
                                                                       ----------
Real Estate - 0.4%
  EOP Operating LP, Senior Notes
    7.25%                            06/15/28              230            254,278
  EOP Operating LP, Unsecured
    Notes
    4.65%                            10/01/10              255            247,281
  ERP Operating LP, Senior Notes
    7.12%                            10/15/17              495            556,420
  Pulte Homes, Inc., Senior
    Unsecured Notes
    6.00%                            02/15/35              280            248,522
  The Rouse Co., Unsecured
    Notes
    3.62%                            03/15/09            1,615          1,508,446
                                                                       ==========
                                                                        2,814,947
                                                                       ----------
Retail Merchandising - 0.2%
  Federated Department Stores,
    Senior Debentures
    6.79%                            07/15/27              320            336,392
  May Department Stores Co.,
    Debentures
    7.88%                            03/01/30              220            262,368
  May Department Stores Co.,
    Unsecured Notes
    5.75%                            07/15/14              655            667,800
                                                                       ==========
                                                                        1,266,560
                                                                       ----------
Telecommunications - 1.6%
  AT&T Broadband Corp.,
    Unsecured Notes
    8.38%                            03/15/13            1,195          1,383,185
  BellSouth Telecommunications,
    Debentures
    6.40%(i)                         12/15/35              900            470,046

                                                                              63

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Telecommunications (Continued)
  Continental Cablevision, Inc.,
    Senior Notes
    8.30%                            05/15/06           $2,640         $ 2,672,002
  GTE Corp., Debentures
    6.94%                            04/15/28              150             160,529
  New England Telephone &
    Telegraph Co., Debentures
    7.88%                            11/15/29              200             222,735
  SBC Communications, Inc.,
    Unsecured Notes
    4.39%(e)                         06/05/06            3,000           2,993,520
    6.45%                            06/15/34              435             453,092
    6.15%                            09/15/34               70              70,312
  Sprint Capital Corp., Senior
    Unsecured Notes
    8.75%                            03/15/32              560             743,165
  Verizon Global Funding Corp.,
    Senior Unsecured Notes
    7.75%                            12/01/30               80              95,092
  Verizon Global Funding Corp.,
    Unsecured Notes
    5.85%                            09/15/35              675             650,479
  Vodafone Group PLC, Senior
    Unsecured Notes
    7.88%                            02/15/30              660             823,903
  Vodafone Group PLC,
    Unsecured Notes
    5.00%                            12/16/13               90              88,402
                                                                       ===========
                                                                        10,826,462
                                                                       -----------
Yankee - 2.3%
  AID-Israel, Unsecured Notes
    5.50%(j)                         09/18/23            5,000           5,372,300
  Deutsche Telekom International
    Finance BV (Netherlands),
    Senior Unsecured Notes
    8.75%(j)                         06/15/30              590             750,403
  National L-Bank
    Landeskreditbank
    Baden-Wurttemberg
    (Germany), Unsecured Notes
    4.25%(j)                         09/15/10            2,800           2,751,980
  Pemex Finance Ltd.
    (Luxembourg), Senior
    Unsecured Notes
    9.03%(j)                         02/15/11            3,505           3,834,785
  Province of Quebec (Canada),
    Debentures
    6.12%(j)                         01/22/11              710             750,500
  Sumitomo Mitsui Banking Corp.
    (Japan), Unsecured Notes
    5.62%(e)(j)                      12/31/49              875             867,860
  Suncor Energy, Inc. (Canada),
    Bonds
    5.95%(j)                         12/01/34               70              74,650
  Teck Cominco Ltd. (Canada),
    Senior Unsecured Notes
    6.12%(j)                         10/01/35              475             469,752
  Telecom Italia Capital
    (Luxembourg), Senior
    Unsecured Notes
    6.00%(j)                         09/30/34              175             168,587

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Yankee (Continued)
  Telefonica Europe BV
    (Netherlands), Senior
    Unsecured Notes
    7.75%(j)                         09/15/10           $  475         $   520,133
  United Mexican States (Mexico),
    Senior Unsecured Notes
    6.75%(j)                         09/27/34              725             792,969
                                                                       ===========
                                                                        16,353,919
                                                                       -----------
TOTAL CORPORATE BONDS
  (Cost $151,434,720)
                                                                       151,348,905
                                                                       -----------
FOREIGN BONDS - 0.9%
  Bundesrepublic Deutschland
    (Germany) (EUR)
    4.75%                            07/04/34              925           1,318,941
    4.00%                            01/04/37            3,825           4,888,856
                                                                       ===========
TOTAL FOREIGN BONDS
  (Cost $6,225,683)
                                                                         6,207,797
                                                                       -----------
TAXABLE MUNICIPAL BONDS - 1.2%
  Los Angeles County Pension
    Obligation Revenue Bonds,
    Series 95, Class D
    6.97%                            06/30/08            7,355           7,724,809
  Ohana Military Communities
    LLC, Military Housing
    Revenue Bonds (Navy Hawaii
    Housing Privatization Project)
    Series 04-A, Class 1
    6.19%                            04/01/49              750             827,333
                                                                       ===========
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $8,105,000)                                                      8,552,142
                                                                       -----------

                                         NUMBER OF
                                           SHARES        VALUE
                                        -----------   ----------
SHORT TERM INVESTMENTS - 1.1%
  Galileo Money Market Fund
  (Cost $7,659,601)                     7,659,601     7,659,601
                                                      ---------

TOTAL INVESTMENTS IN
  SECURITIES -  136.0%
  (Cost $920,920,670(a))                                                 953,501,342

                                  PAR
                  MATURITY       (000)           VALUE
                 ----------   -----------   ---------------
TBA SALE COMMITMENTS - (5.1)%
  Federal Home Loan
Mortgage
  Corp. Gold TBA
    6.00%                      (1,400)       (1,413,563)
    4.50%        01/18/21      (5,400)       (5,253,185)
  Federal National Mortgage
  Association TBA
    4.50%        01/12/36      (3,500)       (3,295,467)
    5.00%        01/12/36      (8,400)       (8,137,500)
    5.50%        01/12/36     (15,400)      (15,246,000)
    6.00%        01/12/36        (600)         (605,437)

64

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                      MANAGED INCOME PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                   PAR
                  MATURITY        (000)            VALUE
                 ----------   ------------   ----------------
TBA SALE COMMITMENTS (Continued)
  Government National
Mortgage
  Association TBA
    5.50%        01/23/36     $(1,700)       $(1,710,095)
                                             ============
TOTAL TBA SALE COMMITMENTS
  (Proceeds $35,428,734)                     (35,661,247)
                                             -----------

                                            NUMBER OF
                                            CONTRACTS            VALUE
                                        -----------------   ---------------
CALL OPTIONS WRITTEN - 0.0%
  March 10 year U.S. Treasury
    Notes futures, Strike Price
    $111, Expires 02/24/06
  (Premiums received $33,823)                    (62)          (15,500)
                                                               -------
CALL SWAPTIONS PURCHASED - 0.1%
  Merrill Lynch, Strike Price $5.50,
    Expires 12/14/15
  (Cost $623,040)                                960(k)        753,120
                                                               -------
CALL SWAPTIONS WRITTEN - (0.3)%
  Barclays Capital, Strike Price
    $5.14, Expires 04/21/08                     (960)(k)      (423,744)
  Citibank, Strike Price $5.67,
    Expires 01/04/10                          (1,000)(k)      (696,000)
  Deutsche Bank, Strike Price
    $5.02, Expires 01/29/07                     (877)(k)      (278,936)
  Union Bank, Strike Price $4.73,
    Expires 06/13/07                          (2,330)(k)      (553,142)
                                                              ========
TOTAL CALL SWAPTIONS WRITTEN
  (Premiums received $2,173,739)                            (1,951,822)
                                                            ----------
PUT OPTIONS WRITTEN - 0.0%
  March 10 year U.S. Treasury
    Notes futures, Strike Price
    $107, Expires 02/24/06
  (Premiums received $33,342)                    (62)           (9,688)
                                                            ----------
PUT SWAPTIONS PURCHASED - 0.1%
  Merrill Lynch, Strike Price $5.50,
    Expires 12/14/15
  (Cost $623,040)                                960(k)        541,728
                                                            ----------
PUT SWAPTIONS WRITTEN - (0.3)%
  Barclays Capital, Strike Price
    $5.14, Expires 04/21/08                     (960)(k)      (347,232)
  Citibank, Strike Price $5.67,
    Expires 01/04/10                          (1,000)(k)      (318,000)
  Deutsche Bank, Strike Price
    $5.02, Expires 01/29/07                     (877)(k)      (225,045)
  Union Bank, Strike Price $4.73,
    Expires 06/13/07                          (2,330)(k)    (1,006,327)
                                                            ==========
TOTAL PUT SWAPTIONS WRITTEN
  (Premiums received $2,173,739)                            (1,896,604)
                                                            ----------

LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (30.5)%
  (including $147,763,927 of payable for financing
  transactions and $119,331,314 of payable for
  investments purchased and $49,713,200 of
  receivable for investments sold)
                                                                         (214,024,381)
                                                                         ------------
NET ASSETS - 100.0%                                                      $701,236,948
                                                                         ============

-------------------

 (a) Cost for Federal income tax purposes is $921,748,229. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $39,910,327
      Gross unrealized depreciation                                       (8,157,214)
                                                                         -----------
                                                                         $31,753,113
                                                                         ===========

 (b) Securities valued at fair value as determined in good faith by or under the direction of the Trustees.  These securities had a total market value of $557,258 which represents less than 0.1% of net assets.
 (c) Rates shown are the effective yields as of December 31, 2005.
 (d) Rates shown are the rates as of December 31, 2005.
 (e) Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31,
     2005, the Portfolio held 3.9% of its net assets, with a current market value of $27,118,585, in securities restricted as to resale.
 (f) Securities, or a portion thereof, with a market value of $1,082,216 have been pledged as collateral for swap and swaption contracts.
 (g) Securities, or a portion thereof, subject to financing transactions.
 (h) Securities, or a portion thereof, pledged as collateral with a value of
     $1,989,582 on 51 long U.S. Treasury Bond futures contracts, 1,564 short
     U.S. Treasury Note futures contracts, 169 short Euro Bobl futures contracts expiring March 2006, 11 long Euro-Dollar futures contracts expiring March 2007, 11 long Euro-Dollar futures contracts expiring June
     2007, and 11 long Euro-Dollar futures contracts expiring September 2007.
     The value of such contracts on December 31, 2005 was $203,038,051, with an unrealized loss of $779,078 (including commissions of $3,457).
 (i) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified date and rate. The rates shown are the effective yields as of December 31, 2005.
 (j) Security is a foreign domiciled issuer which is registered with the
     Securities and Exchange Commission.
 (k) Each swaption contract is equivalent to $10,000 notional amount.

                                                                              65

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                          INTERNATIONAL BOND PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                                    PAR
                                          MATURITY                 (000)                VALUE
                                   ----------------------   ------------------   -------------------
FOREIGN BONDS - 72.1%
Australia - 0.2%
  QBE Insurance Group Ltd.,
    Senior Unsecured Bonds
    (GBP)
    5.62%                                   09/28/09            $      620       $ 1,093,584
                                                                                 -----------
Belgium - 0.8%
  Kingdom of Belgium (EUR)
    3.75%(b)                                03/28/09                 4,250         5,153,818
                                                                                 -----------
Canada - 7.8%
  Government of Canada Bonds
    (CND)
    4.00%                                   09/01/10                 2,215         1,911,651
    5.25%                                   06/01/12                24,400        22,549,718
    4.50%                                   06/01/15                 6,490         5,809,707
  Province of Manitoba, Senior
    Unsecured Notes (NZD)
    6.38%                                   09/01/15                11,780         7,980,047
  Province of Ontario, Notes
    (CND)
    4.50%                                   03/08/15                 3,600         3,156,897
  Province of Ontario, Unsecured
    Notes (NZD)
    6.25%                                   06/16/15                   290           195,017
  Province of Quebec, Bonds
    (NZD)
    6.75%(c)                                11/09/15                   760           524,467
  Royal Bank of Canada, Senior
    Unsecured Notes (GBP)
    4.62%                                   12/07/10                 3,830         6,594,086
                                                                                 ===========
                                                                                  48,721,590
                                                                                 -----------
Finland - 2.9%
  Finnish Government Bonds
    (EUR)
    3.00%                                   07/04/08                 4,300         5,103,472
    4.25%                                   07/04/15                10,385        13,294,305
                                                                                 ===========
                                                                                  18,397,777
                                                                                 -----------
France - 3.2%
  France Government Bonds
    (EUR)
    5.75%                                   10/25/32                 1,500         2,427,611
  French Treasury Notes (EUR)
    3.00%                                07/08-01/10                11,050        13,089,614
  Government of France, Treasury
    Inflation Protected Notes
    (EUR)
    2.25%                                   07/25/20                 2,650         3,687,123
  Reseau Ferre de France,
    Unsecured Notes (GBP)
    5.25%                                   12/07/28                   435           843,305
                                                                                 ===========
                                                                                  20,047,653
                                                                                 -----------
Germany - 23.2%
  Bundesobligation (EUR)
    3.50%                                   10/09/09                   260           313,199
    2.50%                                   10/08/10                 1,120         1,292,945
  Bundesrepublic Deutschland
    (EUR)
    5.00%                                   01/04/12                11,150        14,524,424
    4.25%                                   07/04/14                 4,005         5,089,048
    3.25%                                   07/04/15                11,100        13,103,117
    6.25%                                   01/04/24                19,475        31,391,209
    5.50%                                   01/04/31                 3,420         5,319,125
    4.75%                                   07/04/34                28,500        40,637,646

                                                                    PAR
                                          MATURITY                 (000)                VALUE
                                   ----------------------   ------------------   -------------------
FOREIGN BONDS (Continued)
Germany (Continued)
  Bundesschatzanweisungen
    Bonds (EUR)
    2.00%                                   06/15/07            $   28,870       $33,792,806
                                                                                 ===========
                                                                                 145,463,519
                                                                                 -----------
Ireland - 6.7%
  Depfa ACS Bank (JPY)
    1.65%                                   12/20/16             3,030,000        25,685,376
  Irish Treasury Notes (EUR)
    3.25%                                   04/18/09                14,000        16,707,945
                                                                                 ===========
                                                                                  42,393,321
                                                                                 -----------
Italy - 5.0%
  Buoni Poliennali Del Tesoro
    (EUR)
    5.00%                                   02/01/12                 6,500         8,451,762
    4.25%                                   02/01/15                18,150        22,834,959
                                                                                 ===========
                                                                                  31,286,721
                                                                                 -----------
Japan - 7.5%
  Development Bank of Japan
    (JPY)
    1.60%                                   06/20/14             1,660,000        14,334,502
    1.70%                                   09/20/22               401,000         3,321,155
  Japan Finance Corp. (GBP)
    5.75%                                   08/09/19                 2,860         5,567,252
  Japan Government Bonds (JPY)
    1.90%                                   06/20/14             1,500,000        13,268,962
    2.50%                                   09/20/35               750,000         6,522,046
  Japan Government, Treasury
    Inflation Protected Notes
    (JPY)
    0.50%                                   06/10/15               479,000         3,955,802
                                                                                 ===========
                                                                                  46,969,719
                                                                                 -----------
Mexico - 0.6%
  Mexican Fixed Rate Bonds
    (MXP)
    9.00%                                   12/22/11                 9,670           947,201
    8.00%                                   12/19/13                25,470         2,363,397
    9.50%                                   12/18/14                 3,980           403,570
                                                                                 ===========
                                                                                   3,714,168
                                                                                 -----------
Netherlands - 1.9%
  Netherland Government Bonds
    (EUR)
    5.75%                                   02/15/07                 1,845         2,254,619
    4.25%                                   07/15/13                 7,400         9,371,447
                                                                                 ===========
                                                                                  11,626,066
                                                                                 -----------
New Zealand - 0.4%
  New Zealand Government
    Bonds (NZD)
    6.00%                                   12/15/17                 3,775         2,638,368
                                                                                 -----------
Poland - 1.9%
  Poland Government Bonds
    (PLN)
    6.00%                                   05/24/09                21,690         6,906,933
    5.75%                                   03/24/10                 9,270         2,934,518
    5.00%                                   10/24/13                 6,850         2,098,008
                                                                                 ===========
                                                                                  11,939,459
                                                                                 -----------

66

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    INTERNATIONAL BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                                                PAR
                                                      MATURITY                 (000)                VALUE
                                               ----------------------   ------------------   -------------------
FOREIGN BONDS (Continued)
Portugal - 0.6%
  Portugal Government Bonds
    (EUR)
    4.38%                                               06/16/14             $ 2,950         $ 3,764,553
                                                                                             -----------
Singapore - 1.0%
  Singapore Goverment Bonds
    (SGD)
    3.50%                                               07/01/12              10,570           6,492,096
                                                                                             -----------
South Africa - 0.2%
  Republic of South Africa (GBP)
    9.38%                                               02/06/06                 775           1,338,290
                                                                                             -----------
Spain - 2.0%
  Bonos y Obligation del Estado
    (EUR)
    6.00%                                               01/31/08               1,650           2,075,124
    4.00%                                               01/31/10                 700             860,798
    5.75%                                               07/30/32               2,475           4,009,894
  Kingdom of Spain (EUR)
    5.00%                                               07/30/12               4,155           5,448,866
                                                                                             ===========
                                                                                              12,394,682
                                                                                             -----------
Sweden - 0.3%
  AB Spintab, Notes (EUR)
    4.38%                                               04/20/09               1,780           2,185,514
                                                                                             -----------
United Kingdom - 5.9%
  Aviva PLC, Subordinated Notes
    (EUR)
    5.70%                                               06/29/49                 630             834,217
  BP Capital Markets PLC, Senior
    Unsecured Notes (GBP)
    5.12%                                               12/07/08               1,345           2,350,045
  Network Rail Infrastructure
    Finance, Senior Secured
    Notes (GBP)
    4.88%                                               11/27/15               1,630           2,918,659
  Royal Bank of Scotland PLC
    (GBP)
    5.50%(c)                                            12/03/49                 690           1,249,671
  United Kingdom Treasury Bonds
    (GBP)
    4.00%                                               03/07/09               4,160           7,114,935
    4.75%                                            06/10-09/15               3,855           6,836,034
    8.00%                                               06/07/21               2,000           4,957,864
    5.00%                                               03/07/25               1,600           3,096,688
  United Kingdom Treasury
    Inflation Protected Gilt Stock
    (GBP)
    6.14%(c)                                            05/20/09               1,819           7,827,053
                                                                                             ===========
                                                                                              37,185,166
                                                                                             -----------
TOTAL FOREIGN BONDS
  (Cost $458,455,557)                                                                        452,806,064
                                                                                             -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.2%
  U.S. Treasury Inflation Protected
    Notes
    0.88%                                               04/15/10               7,410           7,405,236

                                                                                PAR
                                                      MATURITY                 (000)                VALUE
                                               ----------------------   ------------------   -------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS (Continued)
  U.S. Treasury Notes
    3.88%(d)(e)                                         07/15/10             $ 1,415         $ 1,386,810
    4.12%(d)                                         08/10-05/15               8,055           7,884,337
    4.25%(d)                                         10/10-08/15               3,610           3,569,864
                                                                                             ===========
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $20,325,567)
                                                                                              20,246,247
                                                                                             -----------
MORTGAGE PASS-THROUGHS - 1.1%
  Federal Home Loan Mortgage
    Corp. ARM
    4.63%(c)
  (Cost $7,048,800)                                     02/01/35               7,032           6,931,007
                                                                                             -----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.9%
  Bear Stearns Mortgage Trust,
    Series 04-13, Class A1
    4.75%(c)                                            11/25/34               4,320           4,341,373
  Countrywide Alternative Loan
    Trust, Series 05-56, Class
    1A1
    5.11%(c)                                            10/25/35               7,730           7,792,325
                                                                                             ===========
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $12,126,174)
                                                                                              12,133,698
                                                                                             -----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 6.5%
  Banc of America Commercial
    Mortgage, Inc., Series 01-1,
    Class A2
    6.50%                                               04/15/36               3,690           3,893,257
  Banc of America Commercial
    Mortgage, Inc., Series 04-5,
    Class A3
    4.56%                                               11/10/41               2,470           2,417,710
  Banc of America Commercial
    Mortgage, Inc., Series 05-1,
    Class A4
    5.03%(c)                                            11/10/42               4,320           4,282,675
  Bear Stearns Commercial
    Mortgage Securities, Inc.,
    Series 04-PWR6, Class A6
    4.82%                                               11/11/41               3,210           3,157,228
  Commercial Mortgage
    Acceptance Corp., Series
    98-C2, Class A2
    6.03%                                               09/15/30               3,602           3,658,716
  Credit Suisse First Boston
    Mortgage Securities Corp.,
    Series 02-CP5, Class A2
    4.94%                                               12/15/35               5,655           5,586,670
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 00-C2,
    Class A2
    7.46%                                               08/16/33               1,890           2,048,646
  Goldman Sachs Mortgage
    Securities Corp. II, Series
    05-GG4, Class A4
    4.76%                                               07/10/39               2,150           2,086,043

                                                                              67

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    INTERNATIONAL BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                         PAR
                                     MATURITY           (000)                VALUE
                                    ----------   ------------------   -------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  J.P. Morgan Chase Commercial
    Mortgage Securities Corp.,
    Series 01-C1, Class A3
    5.86%                           10/12/35          $  4,530        $4,688,009
  J.P. Morgan Chase Commercial
    Mortgage Security, Series
    04-CBX, Class A4
    4.53%                           11/12/39             2,700         2,634,714
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 00-C4, Class A2
    7.37%                           08/15/26             1,800         1,954,274
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 04-C8, Class A4
    4.51%                           12/15/29             3,825         3,712,204
  Morgan Stanley Capital
    Investments, Series 99-FNV1,
    Class A2
    6.53%                           03/15/31               685           710,748
                                                                      ==========
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $41,849,191)                                                  40,830,894
                                                                      ----------
ASSET BACKED SECURITIES - 4.0%
  Chase Issuance Trust, Series
    04-A9, Class A9
    3.22%                           06/15/10             3,450         3,361,266
  Citibank Credit Card Issuance
    Trust, Series 03-A6, Class A6
    2.90%(e)                        05/17/10             1,375         1,317,852
  Citibank Credit Card Issuance
    Trust, Series 04-A4, Class A4
    3.20%(c)                        08/24/07             3,175         3,094,990
  Ford Credit Auto Owner Trust,
    Series 05-C, Class A3
    4.30%                           08/15/09             6,300         6,236,009
  Greenwich Capital Commercial
    Funding Corp., Series
    04-GG1A, Class A4
    4.76%                           06/10/36               740           734,043
  Student Loan Marketing
    Association Student Loan
    Trust, Series 99-3, Class A2
    4.36%(c)(e)                     07/25/12               562           563,090
  Student Loan Marketing
    Association Student Loan
    Trust, Series 03-7 (GBP)
    5.15%                           09/15/39             1,280         2,306,831
  Student Loan Marketing
    Association Student Loan
    Trust, Series 05-6, Class A2
    4.20%(c)                        07/25/16             7,225         7,201,636
                                                                      ==========
TOTAL ASSET BACKED SECURITIES
  (Cost $24,941,036)                                                  24,815,717
                                                                      ----------
CORPORATE BONDS - 1.6%
  Citigroup, Inc., Unsecured
    Bonds (JPY)
    2.24%                           12/09/22           200,000         1,679,450
  General Electric Capital Corp.,
    Senior Unsecured Bonds
    (NZD)
    6.62%                           02/04/10             5,925         4,011,250

                                                         PAR
                                     MATURITY           (000)                VALUE
                                    ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
  General Electric Capital Corp.,
    Senior Unsubordinated Notes
    (NZD)
    6.50%                           09/28/15          $  5,945        $4,004,921
  Pemex Project Funding Master
    Trust, Senior Unsecured
    Notes
    5.75%(f)                        12/15/15               480           477,120
                                                                      ==========
TOTAL CORPORATE BONDS
  (Cost $10,646,137)                                                  10,172,741
                                                                      ----------

                                              PAR/SHARES
                                 MATURITY       (000)          VALUE
                                ----------   -----------   -------------
SHORT TERM INVESTMENTS - 6.6%
  Federal Home Loan Bank,
    Discount Notes
    4.28%(g)                    03/08/06     23,200        23,012,441
  Federal Home Loan Mortgage
    Corp., Discount Notes
    4.20%(g)                    01/30/06      2,700         2,691,495
    4.20%(g)                    01/31/06     15,700        15,648,713
  Galileo Money Market Fund                      11            11,132
                                                           ==========
TOTAL SHORT TERM INVESTMENTS
  (Cost $41,374,814)                                       41,363,781
                                                           ----------

TOTAL INVESTMENTS IN
  SECURITIES -  97.0%
  (Cost $616,767,276(a))                   609,300,149

                                            NUMBER OF
                                            CONTRACTS
                                        -----------------
CALL SWAPTIONS PURCHASED - 0.1%
  Merrill Lynch, Strike Price $5.50,
    Expires 12/14/15
  (Cost $584,100)                                900(h)        706,050
                                                               -------
CALL SWAPTIONS WRITTEN - (0.1)%
  Union Bank, Strike Price $4.73,
    Expires 06/13/07
  (Premiums received $1,029,525)              (2,650)(h)      (629,110)
                                                              --------
PUT SWAPTIONS PURCHASED - 0.1%
  Merrill Lynch, Strike Price $5.50,
    Expires 12/14/15
  (Cost $584,100)                                900(h)        507,870
                                                              --------
PUT SWAPTIONS WRITTEN - (0.2)%
  Union Bank, Strike Price $4.73,
    Expires 06/13/07
  (Premiums received $1,029,525)              (2,650)(h)    (1,144,535)
                                                            ----------

OTHER ASSETS IN EXCESS OF
  LIABILITIES - 3.1%                         19,574,797
                                             ----------
NET ASSETS - 100.0%                        $628,315,221
                                           ============

68

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    INTERNATIONAL BOND PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

-------------------

 (a) Cost for Federal income tax purposes is $617,038,586. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $18,501,818
      Gross unrealized depreciation                                      (26,240,255)
                                                                         -----------
                                                                         $(7,738,437)
                                                                         ===========

 (b) Security is illiquid. As of December 31, 2005, the Portfolio held 0.8% of its net assets, with a current market value of $5,153,818 in these securities.
 (c) Rates shown are the rates as of December 31, 2005.
 (d) Securities, or a portion thereof, with a market value of $2,810,293 have been pledged as collateral for swap and swaption contracts.
 (e) Securities, or a portion thereof, pledged as collateral with a value of
     $1,242,246 on 1,026 short U.S. Treasury Note futures contracts, 433 short
     Australian Treasury Bond futures contracts, 2 short Gilt British futures contracts, 117 short Canadian Bond futures contracts, 117 short Euro
     Bund futures contracts, 322 long Euro Bobl futures contracts, and 13 long Japan Government Bond futures contracts expiring March 2006.  The value of such contracts on December 31, 2005 was $282,631,332 with an unrealized loss of $963,880 (including commissions of $5,514).
 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.  As of  December 31,
     2005, the Portfolio  held 0.1% of its net assets, with a current market value of $477,120 in securities restricted as to resale.
 (g) The rate shown is the effective yield on the discount notes at the time of purchase.
 (h) Each swaption contract is equivalent to $10,000 notional amount.

                                                                              69

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                           HIGH YIELD BOND PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                             NUMBER
                                           OF SHARES        VALUE
                                          -----------   ------------
COMMON STOCKS - 0.6%
  American Tower Corp. - Class
    A(b)(c)                                   475       $  12,873
  Freedom Pay, Inc.(b)                    314,534           3,145
  HCI Direct, Inc., Class A(d)(e)         242,857       3,521,427
  Mach Gen LLC(b)(d)                           82               0
  Massey Energy Co.                        64,583       2,445,758
  Mattress Discounters Corp.(b)(d)(e)      22,488               0
  Phase Metrics, Inc.(b)                  842,908          16,858
  Reunion Industries, Inc.(b)               8,341           2,836
                                                        =========
TOTAL COMMON STOCKS
  (Cost $18,827,870)                                    6,002,897
                                                        ---------

PREFERRED STOCKS - 0.2%
  Adelphia Business Solutions, Inc.,
    Series B
    3.22%(b)                                   2,200             0
  Mach Gen LLC
    0.00%(b)(d)                                  330             0
  New York Community Capital Trust
    V
    0.75%                                     30,000     1,401,000
  Paxson Communications Corp.
    7.12%(f)                                      20       131,306
                                                         =========
TOTAL PREFERRED STOCKS
  (Cost $3,385,766)                                      1,532,306
                                                         ---------

WARRANTS - 0.0%
  ATEP Holdings, Inc. (expiring
    10/24/15, strike price $0.01)(b)                 136           0
  ATH Holdings, Inc. (expiring
    10/24/15, strike price $0.01)(b)                 136           0
  ATPP Holdings, Inc. (expiring
    10/24/15, strike price $0.01)(b)                 136      26,119
  ATPR Holdings, Inc. (expiring
    10/24/15, strike price $0.01)(b)                 136           0
  DIVA Systems Corp. (issued
    02/19/98, expiring 03/01/08, strike
    price $0.01)(b)(e)(g)                          4,500           0
  Mattress Discounters Co. (issued
    08/03/99, expiring 07/15/07, strike
    price $0.01)(b)                                1,500           2
  Ubiquitel, Inc. (issued 04/11/00
    expiring 04/15/10, strike price
$    22.74)(b)(e)                                  3,000           0
                                                              ======
TOTAL WARRANTS
  (Cost $142,414)                                             26,121
                                                              ------

                                                   PAR
                                    MATURITY      (000)         VALUE
                                   ----------   ---------   -------------
ASSET BACKED SECURITIES - 0.2%
  Continental Airlines, Inc.,
    Pass-Through Certificates,
    Series 99-1B
     6.80%
  (Cost $1,376,113)                08/02/18      $1,608      1,479,675
                                                             ---------

                                                   PAR
                                    MATURITY      (000)         VALUE
                                   ----------   ---------   -------------
CORPORATE BONDS - 84.4%
Aerospace - 2.8%
  AAR Corp., Senior Unsecured
    Notes
     6.88%                         12/15/07      $1,845     $1,868,062
     8.39%(g)                      05/15/11       3,850      3,888,500
  Amor Holdings, Inc., Senior
    Subordinated Notes
     8.25%                         08/15/13       2,200      2,365,000
  Argo-Tech Corp., Senior
    Unsecured Notes
     9.25%                         06/01/11       1,685      1,743,975
  BE Aerospace, Inc., Senior
    Notes
     8.50%                         10/01/10       3,825      4,092,750
  BE Aerospace, Inc., Senior
    Subordinated Notes
     8.88%                         05/01/11       4,565      4,793,250
  Sequa Corp., Senior Unsecured
    Notes
     8.88%                         04/01/08       1,390      1,452,550
     9.00%                         08/01/09         595        633,675
  Standard Aero Holdings, Inc.,
    Senior Subordinated Notes
     8.25%                         09/01/14       7,520      6,166,400
                                                            ==========
                                                            27,004,162
                                                            ----------
Banks - 0.0%
  Western Financial Bank,
    Subordinated Debentures
     9.62%                         05/15/12         350        391,125
                                                            ----------
Broadcasting - 4.6%
  Adelphia Communications Corp.,
    Senior Notes
     0.13%(b)(h)                   12/31/49       1,500      1,267,500
    10.50%(h)                      12/31/49       2,000      1,120,000
  Adelphia Communications Corp.,
    Senior Unsecured Notes
    10.88%(h)                      10/01/10       5,950      3,391,500
  Allbritton Communications Co.,
    Senior Subordinated Notes
     7.75%                         12/15/12       2,210      2,221,050
  Cablevision Systems Corp.,
    Senior Unsecured Notes
     8.72%(i)                      04/01/09       6,255      6,317,550
  Charter Communications
    Holdings LLC, Senior
    Unsecured Notes
     8.00%(g)                      04/30/12       1,825      1,829,563
  Charter Communications
    Holdings LLC, Unsecured
    Notes
    10.25%                         09/15/10       3,360      3,343,200
  Charter Communications, Inc.,
    Senior Unsecured Notes
     5.88%                         11/16/09       6,795      4,995,005
  Charter I Communications
    Holdings LLC, Senior
    Unsecured Notes
    11.12%(g)                      01/15/14       2,415      1,412,775
    12.12%(j)                      01/15/15       4,350      2,055,375

70

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Broadcasting (Continued)
  DirecTV Holdings LLC, Senior
    Unsecured Notes
     6.38%                            06/15/15           $1,265         $1,239,700
  Echostar DBS Corp., Senior
    Unsecured Notes
     6.75%(i)                         10/01/08            1,585          1,616,700
  Fisher Communications, Inc.,
    Senior Unsecured Notes
     8.62%                            09/15/14            1,145          1,205,112
  Nexstar Finance Holdings LLC,
    Inc., Senior Unsecured Notes
    11.74%(j)                         04/01/13              920            699,200
  Nexstar Finance, Inc., Senior
    Subordinated Notes
     7.00%                            01/15/14              490            448,962
  Rainbow National Services LLC,
    Senior Notes
     8.75%(g)                         09/01/12              370            393,125
  Rainbow National Services LLC,
    Senior Subordinated Notes
    10.38%                            09/01/14            6,895          7,739,638
  Rogers Cable, Inc., Senior
    Secured Notes
     6.75%                            03/15/15              640            649,600
  Young Broadcasting, Inc., Senior
    Subordinated Notes
    10.00%(c)                         03/01/11            2,130          1,994,212
                                                                        ==========
                                                                        43,939,767
                                                                        ----------
Business Services - 3.6%
  Crystal U.S. Holdings, Senior
    Unsecured Notes
     3.88%(j)                         10/01/14              460            336,950
  DI Finance/Dyncorp
    International, Senior
    Subordinated Notes
     9.50%(g)                         02/15/13            9,585          9,968,400
  Knowledge Learning Center,
    Senior Subordinated Notes
     7.75%(g)                         02/01/15            5,420          5,149,000
  Newpage Corp., Senior Secured
    Notes
    10.00%(c)                         05/01/12            7,335          7,224,975
    10.50%(i)                         05/01/12            1,175          1,163,250
  Rent-A-Center, Senior
    Subordinated Notes
     7.50%                            05/01/10              925            883,375
  Service Corp. International,
    Senior Unsecured Notes
     7.70%                            04/15/09            3,050          3,202,500
  UGS Corp., Senior Subordinated
    Notes
    10.00%                            06/01/12            2,650          2,888,500
  United Rentals N.A., Inc., Senior
    Subordinated Notes
     7.00%(c)                         02/15/14            1,395          1,304,325
     1.88%(c)                         10/15/23            1,760          2,026,200
  Xerox Corp., Senior Unsecured
    Notes
     7.62%                            06/15/13              650            685,750
                                                                        ==========
                                                                        34,833,225
                                                                        ----------

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Chemicals - 3.5%
  Airgas, Inc., Senior
    Subordinated Notes
     9.12%                            10/01/11           $1,240         $1,320,600
  Airgas, Inc., Senior Unsecured
    Notes
     6.25%                            07/15/14              614            604,790
  BCI US Finance Borden 2,
    Senior Secured Notes
     9.65%(g)(i)                      07/15/10            1,120          1,134,000
  BCP Crystal U.S. Holdings
    Corp., Senior Subordinated
    Notes
     9.62%                            06/15/14            2,257          2,510,912
  Equistar Chemical/Funding,
    Senior Unsecured Notes
    10.12%                            09/01/08            3,725          4,041,625
    10.62%                            05/01/11            1,635          1,798,500
  Equistar Chemicals LP, Senior
    Unsecured Notes
     8.75%                            02/15/09            1,215          1,278,787
  Huntsman LLC, Senior Secured
    Notes
    11.62%                            10/15/10            1,971          2,244,476
  Huntsman LLC, Senior
    Unsecured Notes
    11.50%                            07/15/12            1,114          1,261,605
  IMC Global, Inc., Senior
    Unsecured Notes
    10.88%                            06/01/08            1,505          1,666,787
  IMC Global, Inc., Senior Notes
    10.88%                            08/01/13              250            287,188
  Innophos, Inc., Senior
    Subordinated Notes
     8.88%(g)                         08/15/14            4,625          4,659,688
  Lyondell Chemical Co., Senior
    Secured Notes
     9.62%                            05/01/07            2,325          2,432,531
    11.12%                            07/15/12            1,120          1,257,200
  Nalco Co., Senior Subordinated
    Notes
     8.88%                            11/15/13            3,790          3,965,288
  Rhodia SA, Senior Notes
    10.25%(c)                         06/01/10            2,165          2,370,675
  Rockwood Specialties Group,
    Inc., Senior Subordinated
    Notes
    10.62%                            05/15/11            1,094          1,199,298
                                                                        ==========
                                                                        34,033,950
                                                                        ----------
Computer & Office Equipment - 0.1%
  Activant Solutions, Inc., Senior
    Unsecured Notes
    10.05%(g)(i)                      04/01/10              740            760,350
                                                                        ----------
Computer Software & Services - 1.4%
  NDC Health Corp., Senior
    Subordinated Notes
    10.50%                            12/01/12            2,930          3,347,525
  SS&C Technologies, Inc., Senior
    Subordinated Notes
    11.75%(g)                         12/01/13            1,200          1,230,000

                                                                              71

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Computer Software & Services (Continued)
  Sungard Data Systems, Inc.,
    Senior Unsecured Notes
     8.52%(g)(i)                     08/15/13          $ 1,070         $1,115,475
     9.12%(g)                        08/15/13            3,645          3,772,575
  Xerox Corp., Debentures
     7.20%                           04/01/16            2,135          2,241,750
  Xerox Corp., Senior Notes
     6.88%                           08/15/11            1,905          1,971,675
                                                                       ==========
                                                                       13,679,000
                                                                       ----------
Construction - 2.6%
  Ahern Rentals, Inc., Senior
    Secured Notes
     9.25%(g)                        08/15/13            2,075          2,183,938
  Ainsworth Lumber Co. Ltd.,
    Senior Unsecured Notes
     8.28%(i)                        10/01/10            3,800          3,705,000
  Beazer Homes USA, Inc.,
    Senior Unsecured Notes
     8.62%                           05/15/11              580            610,450
  Compression Polymers
    Holdings, Senior Unsecured
    Notes
    10.50%(g)                        07/01/13            2,450          2,376,500
  D.R. Horton, Inc., Senior
    Unsecured Notes
     6.88%                           05/01/13            1,300          1,347,125
  K. Hovnanian Enterprises, Inc.,
    Senior Unsecured Notes
    10.50%                           10/01/07            2,000          2,155,000
  North American Energy
    Partners, Inc., Senior Secured
    Notes
     9.00%                           06/01/10            6,700          6,968,000
  North American Energy
    Partners, Inc., Senior
    Unsecured Notes
     8.75%                           12/01/11            4,070          3,846,150
  Texas Industries, Inc., Senior
    Unsecured Notes
     7.25%(g)                        07/15/13            1,950          2,023,125
                                                                       ==========
                                                                       25,215,288
                                                                       ----------
Containers - 1.1%
  Concentra Operating Corp.,
    Senior Subordinated Notes
     9.12%                           06/01/12            2,145          2,214,712
  Crown Americas, Inc., Senior
    Unsecured Notes
     7.75%(g)                        11/15/15            1,250          1,293,750
  Crown Holdings, Inc.,
    Debentures
     8.00%                           04/15/23            1,195          1,147,200
  Crown Holdings, Inc., Senior
    Debentures
     7.38%                           12/15/26              920            844,100
  Pliant Corp., Senior Secured
    Notes
    11.62%(c)(f)                     06/15/09            1,405          1,488,980
  Pregis Corp., Senior Secured
    Notes (EUR)
     7.19%(i)                        04/15/13              875          1,035,908

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Containers (Continued)
  Pregis Corp., Senior
    Subordinated Notes
    12.38%(g)                        10/15/13          $ 2,150         $2,117,750
                                                                       ==========
                                                                       10,142,400
                                                                       ----------
Electronics - 0.6%
  Amkor Technology, Inc., Senior
    Unsecured Notes
     9.25%(c)                        02/15/08            2,145          2,080,650
  Celestica, Inc., Senior
    Subordinated Notes
     7.62%                           07/01/13            1,700          1,670,250
  Condor Systems, Inc., Senior
    Subordinated Notes, Series B
    11.88%(h)                        05/01/09            1,500                  0
  Flextronics International Ltd.,
    Senior Subordinated Notes
     6.50%                           05/15/13            2,460          2,499,975
                                                                       ==========
                                                                        6,250,875
                                                                       ----------
Energy & Utilities - 10.6%
  AES Eastern Energy LP,
    Pass-Through Certificates
     9.00%                           01/02/17            3,487          3,957,695
  AES Eastern Energy, Pass
    Through Certificates, Series
    99-B
     9.67%                           01/02/29              500            622,500
  AES Ironwood LLC, Senior
    Secured Notes
     8.86%                           11/30/25            3,870          4,286,078
  AES Red Oak LLC, Senior
    Secured Notes
     8.54%                           11/30/19            2,852          3,136,812
  Calpine Corp., Senior Secured
    Notes
     8.50%(c)(g)(h)                  07/15/10            2,220          1,820,400
  CE Generation LLC, Senior
    Notes
     7.42%                           12/15/18            6,230          6,697,478
  Centerpoint Energy, Inc., Senior
    Unsecured Notes
     7.25%                           09/01/10              505            541,734
  CMS Energy Corp., Senior
    Notes
     7.50%                           01/15/09              740            762,200
  CMS Energy Corp., Senior
    Unsecured Notes
     9.88%                           10/15/07            2,285          2,450,663
     7.75%                           08/01/10              575            603,031
     8.50%                           04/15/11              790            861,100
  Elwood Energy LLC, Senior
    Secured Notes
     8.16%                           07/05/26           11,232         12,130,027
  FPL Energy National Wind,
    Senior Secured Notes
     6.12%(g)                        03/25/19              628            615,602
  Homer City Funding LLC, Senior
    Secured Notes
     8.73%                           10/01/26            1,682          1,959,309

72

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                         PAR
                                     MATURITY           (000)                VALUE
                                    ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Energy & Utilities (Continued)
  Midwest Generation LLC,
    Pass-Through Certificates
     8.30%                          07/02/09          $   165         $   171,600
     8.56%                          01/02/16            4,428           4,815,410
  Midwest Generation LLC, Senior
    Secured Notes
     8.75%                          05/01/34              815             897,519
  Mirant Americas Generation
    LLC, Senior Unsecured Notes
     8.50%(i)                       10/01/21            2,172           2,704,763
     9.12%(i)                       05/01/31              515             673,362
  Mirant Americas Generation,
    Inc., Senior Unsecured Notes
     8.30%(i)                       05/01/11            3,625           4,585,625
  Mirant Corp., Senior Unsecured
    Notes
     5.75%(c)(e)(h)(i)              07/15/07            1,215           1,427,625
     7.90%(c)(g)(h)                 07/15/09            1,880           2,378,200
     7.40%(c)(g)(h)                 07/15/49            3,270           4,071,150
  Mirant North America LLC,
    Senior Unsecured Notes
     7.38%(g)                       12/31/13            2,150           2,174,188
  Mission Energy Holding Co.,
    Senior Secured Notes
    13.50%                          07/15/08            8,515           9,877,400
  Northwestern Corp., Notes
     5.88%                          11/01/14            2,570           2,574,832
  Orion Power Holdings, Inc.,
    Senior Unsecured Notes
    12.00%                          05/01/10            6,650           7,514,500
  Reliant Energy, Inc., Senior
    Secured Notes
     9.25%                          07/15/10            1,365           1,368,412
     6.75%                          12/15/14            5,310           4,646,250
  Sithe Independence Funding
    Corp., Notes
     9.00%(j)                       12/30/13            1,535           1,658,399
  Tenaska Alabama Partners LP,
    Senior Secured Notes
     7.00%(g)                       06/30/21            2,865           2,879,674
  Transcontinental Gas Pipe Line
    Corp., Senior Notes
     8.88%                          07/15/12            3,645           4,191,750
  TXU Corp., Senior Unsecured
    Notes
     4.80%                          11/15/09              925             889,732
  TXU Corp., Senior Unsecured
    Notes, Series P
     5.55%                          11/15/14              650             617,393
  Verasun Energy Corp., Notes
     9.88%(g)                       12/15/12            1,145           1,162,175
                                                                      ===========
                                                                      101,724,588
                                                                      -----------
Entertainment & Leisure - 4.7%
  Greektown Holdings LLC, Senior
    Notes
    10.75%(g)                       12/01/13            5,490           5,448,825
  K2, Inc., Senior Unsecured
    Notes
     7.38%                          07/01/14            1,420           1,416,450
  Lazydays RV Center, Inc.,
    Senior Notes
    11.75%                          05/15/12            4,520           4,587,800

                                                         PAR
                                     MATURITY           (000)                VALUE
                                    ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Entertainment & Leisure (Continued)
  Mashantucket West Pequot,
    Notes
     5.91%(g)                       09/01/21          $   500         $   499,585
  MGM Mirage, Inc., Senior Notes
     6.00%                          10/01/09            3,820           3,796,125
  MGM Mirage, Inc., Senior
    Unsecured Notes
     6.75%                          09/01/12              825             841,500
  Mohegan Tribal Gaming
    Authority, Senior Unsecured
    Notes
     6.12%                          02/15/13            1,790           1,767,625
  Riddell Bell Holdings, Inc.,
    Senior Subordinated Notes
     8.38%                          10/01/12            2,235           2,078,550
  San Pasqual Casino, Senior
    Unsecured Notes
     8.00%(g)                       09/15/13            2,030           2,040,150
  Seneca Gaming Corp., Senior
    Unsecured Notes
     7.25%(g)                       05/01/12            7,170           7,214,812
  Station Casinos, Inc., Senior
    Notes
     6.00%                          04/01/12            1,450           1,446,375
  Universal City Florida Holding
    Co., Senior Unsecured Notes
     9.00%(i)                       05/01/10            5,200           5,200,000
  Virgin River Casino Corp.,
    Senior Secured Notes
     9.00%                          01/15/12            3,820           3,896,400
  Waterford Gaming LLC, Senior
    Unsecured Notes
     8.62%(g)                       09/15/12            3,318           3,525,375
  Wynn Las Vegas LLC, First
    Mortgage Notes
     6.62%                          12/01/14            1,780           1,735,500
                                                                      ===========
                                                                       45,495,072
                                                                      -----------
Finance - 3.1%
  Arch Western Finance, Senior
    Notes
     6.75%(i)                       07/01/13            1,575           1,594,687
  Borden US/Nova Scotia
    Finance, Senior Secured
    Notes
     9.00%(g)                       07/15/14              400             396,500
  Capital Guardian Ltd.,
    Subordinated Bonds
    11.45%(g)                       05/24/13            1,000           1,025,700
  Chukchansi Economic
    Development Authority,
    Unsecured Notes
     8.06%(g)(i)                    11/15/12              990             982,575
  Chukchansi Economic
    Devolopment Authority, Senior
    Unsecured Notes
     8.00%(g)                       11/15/13            1,850           1,882,375
  Ford Motor Credit Co.,
    Unsecured Notes
     5.70%(c)                       01/15/10           11,820          10,047,745
  Hilcorp Energy/Finance, Senior
    Notes
    10.50%(g)                       09/01/10            2,402           2,660,215

                                                                              73

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Finance (Continued)
  Jason, Inc., Second Lien Notes
    Certificates
    15.00%(d)(e)(f)(i)                 12/15/07           $1,590         $1,590,425
  K&F Acquisition, Inc., Senior
    Subordinated Notes
     7.75%                             11/15/14            2,115          2,141,437
  Nell Af Sarl, Senior Unsecured
    Notes
     8.38%(c)(g)                       08/15/15            1,995          1,975,050
  Poster Financial Group, Inc.,
    Senior Secured Notes
     8.75%                             12/01/11            1,780          1,833,400
  Salton Sea Funding, Senior
    Secured Notes
     7.48%                             11/30/18            1,042          1,137,597
  Vanguard Health Holdings II,
    Senior Subordinated Notes
     9.00%                             10/01/14            2,495          2,650,938
  Zais Investment Grade Ltd.
    (Cayman Islands), Secured
    Notes
     9.95%(f)(g)                       09/23/14            1,275            127,476
                                                                         ==========
                                                                         30,046,120
                                                                         ----------
Food & Agriculture - 0.9%
  B&G Foods Holding Corp.,
    Senior Notes
     8.00%                             10/01/11            2,170          2,213,400
  Gold Kist, Inc., Senior Notes
    10.25%                             03/15/14            2,696          2,992,560
  Merisant Co., Senior
    Subordinated Notes
     9.50%(c)(i)                       07/15/13            5,570          3,397,700
  Nebco Evans Holding Co.,
    Senior Notes
    17.25%(h)(j)                       07/15/07              800                  0
                                                                         ==========
                                                                          8,603,660
                                                                         ----------
Insurance - 0.7%
  Coventry Health Care, Inc.,
    Senior Unsecured Notes
     5.88%                             01/15/12              990            993,713
     6.12%                             01/15/15              990            999,900
  Crum & Forster Holdings Corp.,
    Senior Notes
    10.38%                             06/15/13            2,160          2,278,800
  Fairfax Financial Holdings Ltd.,
    Debentures
     8.30%                             04/15/26              530            449,175
  Fairfax Financial Holdings Ltd.,
    Senior Notes
     6.88%(c)                          04/15/08              665            658,350
  First Mercury Holdings, Senior
    Unsecured Notes
    12.33%(g)(i)                       08/15/12            1,800          1,799,154
                                                                         ==========
                                                                          7,179,092
                                                                         ----------
Leasing - 1.2%
  Hertz Corp., Senior Unsecured
    Notes
     8.88%(g)                          01/01/14            7,225          7,360,469

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Leasing (Continued)
  United Rentals N.A., Inc., Senior
    Subordinated Notes
     7.75%(c)                          11/15/13           $4,015         $3,914,625
                                                                         ==========
                                                                         11,275,094
                                                                         ----------
Machinery & Heavy Equipment - 0.5%
  Chart Industries, Inc., Senior
    Subordinated Notes
     9.12%(g)                          10/15/15              880            897,600
  JLG Industries, Inc., Senior
    Subordinated Notes
     8.38%(c)                          06/15/12            2,315          2,442,325
  Terex Corp., Senior
    Subordinated Notes
     7.38%                             01/15/14            1,000          1,017,500
                                                                         ==========
                                                                          4,357,425
                                                                         ----------
Manufacturing - 5.3%
  Accuride Corp., Senior
    Subordinated Notes
     8.50%                             02/01/15              850            837,250
  Blount International, Inc., Senior
    Subordinated Notes
     8.88%                             08/01/12            4,050          4,272,750
  California Steel Industries, Inc.,
    Senior Unsecured Notes
     6.12%                             03/15/14            1,990          1,875,575
  Delco Remy International, Inc.,
    Senior Secured Notes
     8.15%(i)                          04/15/09            1,185          1,084,275
  Delco Remy International, Inc.,
    Senior Subordinated Notes
     9.38%(e)(g)                       04/15/12              700            241,500
  Erico International Corp., Senior
    Subordinated Notes
     8.88%                             03/01/12            4,405          4,471,075
  General Cable Corp., Senior
    Unsecured Notes
     9.50%                             11/15/10            3,230          3,431,875
  Gentek, Inc., Escrow Bonds
     0.00%(k)                          12/01/33            1,000                  0
  Goodman Global Holdings,
    Senior Subordinated Notes
     7.88%(c)(g)                       12/15/12            3,615          3,361,950
  Goodman Global Holdings,
    Senior Unsecured Notes
     7.49%(g)(i)                       06/15/12            1,160          1,154,200
  Graham Packaging Co., Senior
    Subordinated Notes
     9.88%(c)                          10/15/14            1,615          1,574,625
  Graham Packaging Co., Senior
    Unsecured Notes
     8.50%                             10/15/12              385            378,263
  Ispat Inland ULC, Senior
    Secured Notes
     9.75%                             04/01/14            5,449          6,170,993
  Metaldyne Corp., Senior
    Unsecured Notes
    11.00%(c)(i)                       11/01/13            4,300          3,891,500

74

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Manufacturing (Continued)
  Navistar International Corp.,
    Senior Unsecured Notes
     7.50%(c)                           06/15/11           $1,900         $1,809,750
     6.25%                              03/01/12            6,115          5,472,925
  Norcross Safety Products LLC,
    Senior Subordinated Notes
     9.88%                              08/15/11            3,350          3,467,250
  Park-Ohio Industries, Inc.,
    Senior Subordinated Notes
     8.38%                              11/15/14            4,120          3,584,400
  Quiksilver, Inc., Senior
    Unsecured Notes
     6.88%(g)                           04/15/15              100             96,250
  Russell Metals, Inc., Senior
    Subordinated Notes
     6.38%                              03/01/14            1,415          1,369,012
  Stanadyne Corp., Senior
    Subordinated Notes
    10.00%                              08/15/14            2,415          2,318,400
                                                                          ==========
                                                                          50,863,818
                                                                          ----------
Medical & Medical Services - 1.9%
  Bio-Rad Laboratories, Inc.,
    Senior Subordinated Notes
     7.50%                              08/15/13            2,820          2,989,200
  Duloxetine Royalty, Senior
    Secured Notes
    13.00%(e)(l)                        10/15/13            2,500          2,500,000
  HCA, Inc., Unsecured Notes
     5.50%                              12/01/09            3,350          3,302,464
     6.75%                              07/15/13              730            751,936
  Select Medical Corp., Senior
    Unsecured Notes
     9.93%(c)(g)(i)                     09/15/15            3,960          3,979,800
  Tenet Healthcare Corp., Senior
    Unsecured Notes
     6.88%                              11/15/31            2,170          1,746,850
  U.S. Oncology, Inc., Senior
    Unsecured Notes
     9.00%                              08/15/12            2,425          2,594,750
                                                                          ==========
                                                                          17,865,000
                                                                          ----------
Medical Instruments & Supplies - 1.5%
  Insight Health Services, Notes
     9.17%(g)(i)                        11/01/11            4,225          4,087,688
  Medquest, Inc., Senior
    Subordinated Notes
    11.88%                              08/15/12            2,350          2,308,875
  National Nephrology Associates,
    Senior Subordinated Notes
     9.00%(g)                           11/01/11            2,645          2,922,725
  Universal Hospital Services,
    Inc., Senior Notes
    10.12%                              11/01/11            4,525          4,706,000
                                                                          ==========
                                                                          14,025,288
                                                                          ----------
Metal & Mining - 3.0%
  Adaro Finance BV, Notes
     8.50%(g)                           12/08/10            2,775          2,795,812
  Alpha Natural Resources, Senior
    Unsecured Notes
    10.00%                              06/01/12            3,395          3,670,844
  Century Aluminum Co., Senior
    Unsecured Notes
     7.50%                              08/15/14            2,605          2,565,925

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Metal & Mining (Continued)
  Foundation Pennsylvania Coal
    Co., Senior Unsecured Notes
     7.25%                              08/01/14           $3,225         $3,345,937
  Ipsco, Inc., Senior Notes
     8.75%                              06/01/13            4,800          5,256,000
  Massey Energy Co., Senior
    Unsecured Notes
     6.88%(g)                           12/15/13            2,250          2,269,688
  Plains E&P Co., Senior
    Unsecured Notes
     7.12%                              06/15/14              450            465,750
  Southern Peru Copper Corp.,
    Senior Unsecured Notes
     6.38%(g)                           07/27/15            1,575          1,572,905
     7.50%(g)                           07/27/35            3,100          3,065,125
  TRIMAS Corp., Senior
    Subordinated Notes
     9.88%                              06/15/12            4,890          4,058,700
                                                                          ==========
                                                                          29,066,686
                                                                          ----------
Motor Vehicles - 2.5%
  Arvinmeritor, Inc., Senior Notes
     6.80%                              02/15/09              465            433,613
  Arvinmeritor, Inc., Senior
    Unsecured Notes
     8.75%(c)                           03/01/12            3,325          3,192,000
  Dana Corp., Unsecured Notes
     5.85%                              01/15/15              880            624,800
  Eagle-Picher, Inc., Senior Notes
     9.75%(c)(h)                        09/01/13            3,285          2,496,600
  Holley Performance Products,
    Senior Unsecured Notes
    12.25%(c)                           09/15/07            6,025          5,618,312
  Nationsrent, Inc., Senior
    Unsecured Notes
     9.50%                              05/01/15            4,150          4,326,375
  Sunstate Equipment Co. LLC,
    Senior Secured Notes
    10.50%(g)                           04/01/13            7,410          7,484,100
                                                                          ==========
                                                                          24,175,800
                                                                          ----------
Oil & Gas - 8.2%
  ANR Pipeline Co., Senior
    Debentures
     9.62%                              11/01/21            1,765          2,159,919
  Atlas Pipeline Partners
     8.12%(g)                           12/15/15            1,660          1,674,525
  Chaparral Energy, Inc., Senior
    Notes
     8.50%                              12/01/15            1,255          1,298,925
  Chesapeake Energy Corp.,
    Senior Unsecured Notes
     7.00%                              08/15/14              415            429,525
     6.38%                              06/15/15            2,080          2,080,000
     6.62%                              01/15/16            1,955          1,979,437
     6.88%                              01/15/16            2,735          2,803,375
     6.88%(g)                           11/15/20              300            303,750
     6.50%(g)                           08/15/17              830            834,150
  Clayton Williams Energy, Inc.,
    Senior Unsecured Notes
     7.75%                              08/01/13            2,360          2,265,600
  Colorado Interstate Gas Co.,
    Senior Unsecured Notes
     6.80%(g)                           11/15/15            1,300          1,328,308

                                                                              75

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                             PAR
                                        MATURITY            (000)                VALUE
                                      ------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Oil & Gas (Continued)
  Compton Petroleum Finance
    Corp., Senior Notes
     7.62%(g)                          12/01/13            $1,945         $1,988,762
  Dynegy Holdings, Inc., Secured
    Notes
    10.12%(g)                          07/15/13             3,965          4,480,450
  Dynegy Holdings, Inc., Senior
    Debentures
     7.12%                             05/15/18             1,100            979,000
  Dynegy-Roseton Danskammer
    LLC, Pass-Through
    Certificates
     7.27%                             11/08/10             2,785          2,798,925
  El Paso Corp., Senior Notes
     9.62%                             05/15/12             3,285          3,621,712
  El Paso Corp., Senior
    Unsecured Notes
    10.75%                             10/01/10               390            437,288
     7.75%                             10/15/35             1,000            991,250
     7.42%                             02/15/37             2,190          2,080,500
  El Paso Natural Gas Co., Senior
    Notes
     7.62%                             08/01/10             1,290          1,356,537
  El Paso Natural Gas Co., Senior
    Unsecured Notes
     8.38%(i)                          06/15/32               340            385,050
  Encore Acquistion Co., Senior
    Subordinated Notes
     7.25%                             12/01/17               920            910,800
  Exco Resources, Inc., Senior
    Secured Notes
     7.25%                             01/15/11             4,755          4,826,325
  Frontier Oil Corp., Senior
    Unsecured Notes
     6.62%                             10/01/11             3,185          3,256,662
  KCS Energy, Inc., Senior
    Unsecured Notes
     7.12%                             04/01/12             4,725          4,725,000
  Newfield Exploration Co., Senior
    Subordinated Notes
     8.38%                             08/15/12               420            449,400
     6.62%                             09/01/14               250            254,375
  Ocean Rig Norway ASA, Senior
    Secured Notes
     8.38%(g)                          07/01/13               960          1,020,000
  Pacific Energy Partners, Senior
    Unsecured Notes
     6.25%(g)                          09/15/15               830            817,550
  Pogo Producing Co., Senior
    Subordinated Notes
     6.88%(g)                          10/01/17             2,225          2,169,375
  The Premcor Refining Group,
    Inc., Senior Notes
     6.75%                             05/01/14             2,500          2,615,625
     7.50%                             06/15/15             1,195          1,275,662
  Pride International, Inc., Senior
    Unsecured Notes
     7.38%                             07/15/14             1,190          1,282,225
  Range Resources Corp., Senior
    Subordinated Notes
     7.38%                             07/15/13             2,325          2,406,375
     6.38%                             03/15/15               430            419,250

                                                             PAR
                                        MATURITY            (000)                VALUE
                                      ------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Oil & Gas (Continued)
  Tennessee Gas Pipeline, Senior
    Unsecured Notes
     8.38%                             06/15/32            $1,565         $1,778,231
  Transcontinental Gas Pipeline
    Corp., Senior Debentures
     7.25%                             12/01/26             2,515          2,747,638
  Utilicorp Finance (Canada),
    Senior Unsecured Notes
     7.75%                             06/15/11             3,485          3,563,412
  Whiting Petroleum Corp., Senior
    Subordinated Notes
                                      05/01/12-
     7.25%                             05/01/13             2,355          2,384,438
     7.00%(g)                          02/01/14               375            375,938
  The Williams Cos., Inc., Credit
    Link Certificates
     6.75%(g)                          04/15/09             2,800          2,849,000
  The Williams Cos., Inc., Senior
    Unsecured Notes
     5.89%(g)(i)                       10/01/10             2,110          2,131,100
     7.62%                             07/15/19               500            535,000
     7.75%                             06/15/31               325            342,875
                                                                          ==========
                                                                          79,413,244
                                                                          ----------
Paper & Forest Products - 1.6%
  Bowater, Inc., Senior Unsecured
    Notes
     7.49%(i)                          03/15/10               510            502,350
  Caraustar Industries, Inc.,
    Senior Subordinated Notes
     9.88%                             04/01/11             8,750          8,925,000
  Cascades, Inc., Unsecured
    Notes
     7.25%                             02/15/13             2,275          2,081,625
  Donohue Forest Products,
    Senior Notes
     7.62%                             05/15/07             1,515          1,537,725
  Norske Skog Canada Ltd.,
    Senior Unsecured Notes
     7.38%                             03/01/14             2,480          2,170,000
                                                                          ==========
                                                                          15,216,700
                                                                          ----------
Pharmaceuticals - 0.7%
  Curative Health Services, Senior
    Unsecured Notes
    10.75%(c)(h)                       05/01/11             4,115          2,592,450
  Elan Finance PLC, Senior
    Unsecured Notes
     7.75%                             11/15/11             4,950          4,628,250
                                                                          ==========
                                                                           7,220,700
                                                                          ----------
Publishing & Printing - 1.2%
  American Media Operation, Inc.,
    Senior Subordinated Notes,
    Series B
    10.25%                             05/01/09             1,330          1,216,950
  Dex Media West/Finance,
    Senior Subordinated Notes
     9.88%                             08/15/13             1,973          2,190,030
  Network Communications, Inc.,
    Senior Unsecured Notes
    10.75%(g)                          12/01/13             1,780          1,780,000

76

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                               PAR
                                           MATURITY           (000)                VALUE
                                          ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Publishing & Printing (Continued)
  Primedia, Inc., Senior
    Unsecured Notes
     9.72%(i)                             05/15/10           $1,700         $1,649,000
  Vertis, Inc., Senior Unsecured
    Notes
    10.88%(c)                             06/15/09            4,675          4,604,875
                                                                            ==========
                                                                            11,440,855
                                                                            ----------
Real Estate - 1.0%
  AMR Real Estate, Senior
    Unsecured Notes
     8.12%                                06/01/12            3,075          3,198,000
     7.12%(g)                             02/15/13            3,225          3,216,938
  La Quinta Properties, Inc.,
    Senior Notes
     8.88%                                03/15/11              520            564,850
  Ventas Realty LP, Senior
    Unsecured Notes
     6.75%                                06/01/10            2,360          2,419,000
                                                                            ==========
                                                                             9,398,788
                                                                            ----------
Retail Merchandising - 2.2%
  AutoNation, Inc., Senior
    Unsecured Notes
     9.00%                                08/01/08            1,600          1,716,000
  Duane Reade, Inc., Senior
    Secured Notes
     8.99%(i)                             12/15/10              800            744,000
  Finlay Fine Jewelry Corp.,
    Senior Unsecured Notes
     8.38%(c)                             06/01/12            5,080          4,572,000
  Movie Gallery, Inc., Senior
    Unsecured Notes
    11.00%(c)                             05/01/12            9,240          7,207,200
  Neiman Marcus Group, Inc.,
    Senior Unsecured Notes
     9.00%(g)                             10/15/15            2,126          2,168,520
  Rite Aid Corp., Senior
    Unsecured Notes
     6.12%(c)(g)                          12/15/08            4,855          4,563,700
                                                                            ==========
                                                                            20,971,420
                                                                            ----------
Security Brokers & Dealers - 0.1%
  E*TRADE Financial Corp.,
    Senior Unsecured Notes
     7.88%                                12/01/15              390            402,675
  Rural Metro Corp., Senior
    Subordinated Notes
     9.88%(g)                             03/15/15              880            906,400
                                                                            ==========
                                                                             1,309,075
                                                                            ----------
Semiconductors & Related Devices - 1.2%
  Freescale Semiconductor, Inc.,
    Senior Unsecured Notes
     6.90%(i)                             07/15/09            1,550          1,600,375
     6.88%                                07/15/11              735            769,912
  Magnachip Semiconductor,
    Notes
     6.88%                                12/15/11            1,530          1,510,875
  Magnachip Semiconductor,
    Secured Notes
     7.74%(i)                             12/15/11            2,785          2,833,738
  Magnachip Semiconductor,
    Senior Subordinated Notes
     8.00%                                12/15/14            2,670          2,543,175

                                                               PAR
                                           MATURITY           (000)                VALUE
                                          ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Semiconductors & Related Devices (Continued)
  Stats Chippac Ltd., Senior
    Unsecured Notes
     7.50%                                07/19/10           $  430         $  432,150
     6.75%                                11/15/11            2,100          2,050,125
                                                                            ==========
                                                                            11,740,350
                                                                            ----------
Telecommunications - 9.0%
  American Tower Corp., Senior
    Unsecured Notes
     7.50%(c)                             05/01/12            5,025          5,251,125
  Asia Global Crossing Ltd.,
    Senior Unsecured Notes
    13.38%(h)                             10/15/10            2,000             85,000
  CCO Holdings LLC, Capital
    Corp., Senior Unsecured
    Notes
     8.62%(c)(i)                          12/15/10            1,270          1,241,425
  Centennial Communications,
    Senior Subordinated Notes
    10.75%(c)                             12/15/08            3,530          3,600,600
  Centennial Communications,
    Senior Unsecured Notes
     8.12%                                02/01/14            4,530          4,597,950
  Cincinnati Bell, Inc., Senior
    Unsecured Notes
     7.25%(c)                             07/15/13            5,025          5,213,438
  CSC Holdings, Inc., Senior
    Unsecured Notes
     6.75%(g)                             04/15/12              285            269,681
  Dobson Cellular Systems, Inc.,
    Senior Secured Notes
     8.38%                                11/01/11            3,145          3,333,700
     9.00%(i)                             11/01/11            1,595          1,654,813
  Dobson Communications Corp.,
    Debentures
     1.50%(g)                             10/01/25              930            864,016
  Dobson Communications Corp.,
    Senior Unsecured Notes
     8.40%(g)(i)                          10/15/12            1,330          1,323,350
  Intelsat Bermuda Ltd., Senior
    Unsecured Notes
     8.70%(g)(i)                          01/15/12            5,750          5,836,250
     8.62%(g)                             01/15/15              900            909,000
  IWO Holdings, Inc., Senior
    Unsecured Notes
     8.50%(j)                             01/15/15            3,297          2,382,082
  L-3 Communications Corp.,
    Senior Subordinated Notes
     6.38%(g)                             10/15/15            1,910          1,905,225
  Lucent Technologies, Inc.,
    Debentures
     6.50%                                01/15/28            4,856          4,079,040
  Lucent Technologies, Inc.,
    Senior Debentures
     6.45%                                03/15/29            2,965          2,542,488
  Lucent Technologies, Inc.,
    Senior Unsecured Notes
     5.50%                                11/15/08              265            263,675
  MCI, Inc., Senior Notes
     8.74%                                05/01/14            1,225          1,355,156
  Nortel Networks Corp.,
    Unsecured Notes
     6.88%                                09/01/23            1,385          1,239,575

                                                                              77

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Telecommunications (Continued)
  Nortel Networks Ltd., Unsecured
    Notes
     6.12%                           02/15/06           $  245         $   245,000
  Ntelos Holdings Corp., Senior
    Unsecured Notes
    12.92%(g)(i)                     10/15/13            1,250           1,246,875
  PanAmSat Corp., Senior
    Debentures
     6.88%                           01/15/28            2,690           2,498,338
  PF Net Communications, Inc.,
    Senior Unsecured Notes
    13.75%(h)                        05/15/10            1,000                   0
  Qwest Communications
    International, Senior
    Unsecured Notes
     7.84%(i)                        02/15/09              485             491,669
  Qwest Corp., Senior Unsecured
    Notes
     7.88%                           09/01/11            3,175           3,421,062
  Qwest Corp., Unsecured Notes
     8.88%(i)                        03/15/12            1,740           1,953,150
     7.74%(g)(i)                     06/15/13            2,000           2,165,000
  Rogers Wireless, Inc., Senior
    Secured Notes
     7.62%(i)                        12/15/10              795             822,825
     9.62%                           05/01/11            1,750           2,012,500
     7.25%                           12/15/12              360             380,250
     7.50%                           03/15/15              500             540,000
  Rogers Wireless, Inc., Senior
    Subordinated Notes
     8.00%(c)                        12/15/12            2,730           2,893,800
  Rural Cellular Corp., Senior
    Unsecured Notes
     9.88%                           02/01/10            5,695           6,008,225
  Suncom Wireless, Inc., Senior
    Subordinated Notes
     9.38%(c)                        02/01/11            3,240           2,365,200
  Superior Essex Communications
    & Essex Group, Senior Notes
     9.00%                           04/15/12            4,845           4,772,325
  Wind Acquistion Finance SA,
    Senior Unsecured Notes
    10.75%(g)                        12/01/15            7,260           7,495,950
                                                                       ===========
                                                                        87,259,758
                                                                       -----------
Transportation - 2.2%
  Allied Holdings, Inc., Senior
    Notes, Series B
     8.62%(c)(h)                     10/01/07            5,590           4,444,050
  CHC Helicopter Corp., Senior
    Subordinated Notes
     7.38%                           05/01/14            2,110           2,133,737
  H-Lines Finance Holding Corp.,
    Senior Notes
     9.92%                           04/01/13            3,062           2,533,805
  Horizon Lines LLC, Senior
    Unsecured Notes
     9.00%                           11/01/12            2,915           3,068,038
  Hornbeck Offshore Services,
    Inc., Senior Unsecured Notes
     6.12%                           12/01/14              955             931,125
  Overseas Shipholding Group,
    Inc., Debentures
     8.75%                           12/01/13            3,980           4,358,100

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Transportation (Continued)
  Stanadyne Holdings, Inc., Senior
    Unsecured Notes
    12.00%(j)                        02/15/15           $4,755         $ 2,472,600
  Teekay Shipping Corp., Senior
    Unsecured Notes
     8.88%                           07/15/11            1,250           1,412,500
                                                                       ===========
                                                                        21,353,955
                                                                       -----------
Waste Management - 0.1%
  Casella Waste Systems, Inc.,
    Senior Subordinated Notes
     9.75%                           02/01/13            1,225           1,289,312
                                                                       -----------
Yankee - 0.7%
  Ainsworth Lumber Co. Ltd.
    (Canada), Senior Unsecured
    Notes
     7.25%(m)                        10/01/12            1,340           1,206,000
  Compagnie Generale de
    Geophysique (France), Senior
    Unsecured Notes
     7.50%(m)                        05/15/15            1,650           1,699,500
  Eircom Funding (Ireland), Senior
    Subordinated Notes
     8.25%(m)                        08/15/13            1,390           1,487,300
  Omi Corp. (Mali), Senior Notes
     7.62%(m)                        12/01/13            2,155           2,179,244
                                                                       ===========
                                                                         6,572,044
                                                                       -----------
TOTAL CORPORATE BONDS
  (Cost $824,279,314)                                                  814,113,986
                                                                       -----------
FOREIGN BONDS - 0.7%
  Aero Investments (Luxembourg)
    (EUR)
    10.63%(f)(g)(i)                  03/01/15            4,359           5,276,309
  Cablecom Luxembourg SCA
    (EUR)
     4.94%(g)(i)                     04/15/12            1,650           1,972,960
                                                                       ===========
TOTAL FOREIGN BONDS
  (Cost $7,718,997)
                                                                         7,249,269
                                                                       -----------
TERM LOANS - 2.6%
  Applied Tech Products Corp.
    Tranche A
     8.69%(i)                        04/24/11            1,232           1,223,081
  Applied Tech Products Corp.
    Tranche B
    12.69%(i)                        04/24/11              566             560,000
  Applied Tech Products Corp.
    Tranche C
    16.69%(i)                        10/24/11              202             173,375
  Blb Wembley Term 2nd Lien
     7.83%(i)                        08/31/12              500             503,125
  Eggborough Power Station
    Terminal (GBP)
     7.00%(i)                        09/08/15            1,300           5,077,163
  EXCO Holdings, Inc.
    10.00%                           07/03/06            7,985           7,944,866
  Healthsouth Corp.
     9.14%(i)                        03/21/10            1,000           1,000,000
  Hit Entertainment 2nd Lien Loan
     9.71%(i)                        01/31/13            1,500           1,485,000

78

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     HIGH YIELD BOND PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                   PAR
                                    MATURITY      (000)         VALUE
                                   ----------   ---------   -------------
TERM LOANS (Continued)
  Ineos Holdings Ltd.
     9.54%(i)                      12/16/06     $3,957      $3,927,610
  Mach Gen LLC Tranche A
    Construction
     0.00%(b)(h)(i)                12/31/49        362         423,913
  Mach Gen LLC Tranche B
    Construction
     0.00%(b)(h)(i)                12/31/49        604         705,987
  Mach Gen LLC Working Capital
    Communications
     0.00%(b)(h)(i)                12/31/49         96         102,009
  Mach Gen LLC Working Capital
    LOC
     0.00%(b)(h)(i)                12/31/49         45          44,936
  Polar Corp. Term 2nd Lien Loan
    10.64%(i)                      05/30/10      1,250       1,268,750
  Synventive Mezzanine Loan
    14.00%(i)                      02/17/14        500         498,750
                                                            ==========
TOTAL TERM LOANS
  (Cost $24,045,223)                                        24,938,565
                                                            ----------

                                                   PAR/SHARES
                                      MATURITY       (000)          VALUE
                                     ----------   -----------   -------------
SHORT TERM INVESTMENTS - 11.3%
  Federal Home Loan Mortgage
    Corp., Discount Notes
    3.50%(n)                         01/03/06     15,000         15,000,000
  U.S. Treasury Bills
    3.49%(n)                         01/05/06      6,500          6,498,776
  Galileo Money Market Fund                        9,558          9,558,426
  Institutional Money Market Trust                78,033         78,032,882
                                                                 ==========
TOTAL SHORT TERM INVESTMENTS
  (Cost $109,090,084)                                           109,090,084
                                                                -----------

TOTAL INVESTMENTS IN
  SECURITIES -  100.0%
  (Cost $988,865,781(a))                                                 964,432,903

                                           NUMBER OF
                                           CONTRACTS
                                        ---------------
PUT OPTIONS WRITTEN - 0.0%
  Hertz Corp. Bridge Debt Option,
    Strike 100.00, Expires
    12/31/05                                   (57)        (28,515)
  NRG Bridge Debt Option, Strike
    100.00, Expires 01/31/06                (1,856)        (92,780)
  RHD/Dex Bridge Debt Option,
    Strike 100.00, Expires
    01/31/06                                  (255)(d)    (105,387)
                                                          ========
TOTAL PUT OPTIONS WRITTEN
  (Premiums received $226,694)                            (226,682)
                                                          --------

OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.0%              102,189
                                  -------
NET ASSETS - 100.0%          $964,308,410
                             ============

-------------------

 (a) Cost for Federal income tax purposes is $989,302,982. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $ 18,766,640
      Gross unrealized depreciation                                       (43,636,719)
                                                                         ------------
                                                                         $(24,870,079)
                                                                         ============

 (b) Non-income producing security.
 (c) Total or partial securities on loan.
 (d) Securities valued at fair value as determined in good faith by or under the direction of the Trustees. These securities had a total market value of $5,006,465 which represents 0.5% of net assets.
 (e) Security is illiquid.
     As of December 31, 2005, the Portfolio held 1.0% of its net assets, with a current market value of $9,280,977 in these securities.
 (f) Payment in kind security.
 (g) Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31,
     2005, the Portfolio held 20.0% of its net assets, with a current market value of $193,150,590 in securities restricted as to resale.
 (h) Security in default.
 (i) Rates shown are the rates as of December 31, 2005.
 (j) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified date and rate. The rates shown are the effective yields as of December 31, 2005.
 (k) Security held in escrow for future payments
 (l) Security restricted as to public resale.
 (m) Security is a foreign domiciled issuer which is registered with the
     Securities and Exchange Commission.
 (n) The rate shown is the effective yield at the time of purchase.

                                                                              79

                                BLACKROCK FUNDS

  ARM       Adjustable Rate Mortgage
  CMT       Constant Maturity Treasury Rate
  CND       Canadian Dollar
  COFI      Cost of Funds Index
  EUR       European Currency Unit
  GBP       Great British Pound
  IO        Interest Only
  JPY       Japanese Yen
  LLC       Limited Liability Co.
  LOC       Letter of Credit
  LP        Limited Partnership
  MULTI     Multi-issued pools
  MXP       Mexican Peso
  NZD       New Zealand Dollar
  PLC       Project Loan Certificate
  PLN       Polish Zloty
  PO        Principal Only
  SGD       Singapore Dollar
  TBA       To Be Announced

80

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                         ULTRASHORT MUNICIPAL PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                              PAR
                                          MATURITY           (000)                VALUE
                                         ----------   ------------------   -------------------
MUNICIPAL BONDS - 111.8%
Alaska - 3.1%
  Anchorage Wtr. Rev., Wachovia
    Merlots Tr. Receipts, Ser.
    04C-32
    2.85%(b)(c)                          04/20/06           $1,000         $ 998,642
                                                                           ---------
California - 12.4%
  California Poll. Ctl. Fin. Auth.
    Solid Waste Disp. Rev.,
    Republic Svcs. Inc. Prj., Ser.
    03
    3.25%                                12/01/33            2,000         2,000,000
  California Statewide Cmntys.,
    Dev. Auth Multifamily Rev.,
    Hsg-Oakwood Apts Prj., Ser.
    00
    3.47%                                06/15/35            2,000         1,999,712
                                                                           =========
                                                                           3,999,712
                                                                           ---------
Colorado - 4.7%
  Colorado Hsg. & Fin. Auth., Ser.
    1B-4 AMT
    2.80%                                07/05/06            1,500         1,496,358
                                                                           ---------
Florida - 6.2%
  Putnam Cnty. Poll. Ctrl. Rev.,
    Ser. 04
    2.80%(b)                             03/15/06            2,000         1,997,980
                                                                           ---------
Illinois - 4.2%
  Illinois Fin. Auth. Indl. Dev. Rev.,
    Freedom Seating Co. Prj.,
    Ser. 05
    3.58%                                12/01/20              640           640,000
  Illinois Fin. Auth. Rev.,
    Resurrection Health, Ser. 05B
    3.77%                                05/15/35              700           700,000
                                                                           =========
                                                                           1,340,000
                                                                           ---------
Indiana - 3.1%
  Indiana St., Dev. Fin. Auth. Indl.
    Dev. Rev., Republic Svcs.,
    Inc. Prj., Ser. 05
    3.90%                                11/01/35            1,000         1,000,000
                                                                           ---------
Kentucky - 11.4%
  Kentucky Econ. Dev. Fin. Auth.,
    Ser. 04 VRDN
    3.91%(b)                             07/01/35            1,900         1,900,000
  Pulaski Cnty. Solid Waste Disp.
    Rev., National Rural Utilities
    Eastern Kentucky Power Prj.,
    Ser. 93B
    2.85%(b)                             02/15/06            1,750         1,748,943
                                                                           =========
                                                                           3,648,943
                                                                           ---------
Michigan - 3.9%
  Michigan St. Strategic - Kay
    Screen Printing Ltd. Oblig.
    Rev., (Bank One LOC), Ser.
    05 VRDN
    3.68%(b)                             05/01/20              300           300,000
  Oakland Cnty. Econ. Dev. Corp.
    Ltd. Oblig. Rev., Exhibit
    Enterprises, Inc. Prj., Ser. 04
    AMT VRDN
    3.68%(b)                             06/01/34              965           965,000
                                                                           =========
                                                                           1,265,000
                                                                           ---------

                                                              PAR
                                          MATURITY           (000)                VALUE
                                         ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Minnesota - 1.7%
  Minneapolis & St. Paul Met.
    Arpts. Comm. Arpt. Rev., Ser.
    99B AMT
    5.50%                                01/01/10           $  500         $ 530,890
                                                                           ---------
Multi-State - 0.9%
  Charter Mac Equity Issuer Tr.
    Rev., Ser. 04 AMT VRDN
    3.64%(b)(c)                          11/15/24              300           300,000
                                                                           ---------
New Mexico - 3.1%
  Farmington Poll. Ctrl. Rev., Pub.
    Svcs. San Juan Prj., Ser. 03B
    2.10%(b)                             04/01/33            1,000           994,250
                                                                           ---------
New York - 6.2%
  New York St. Pwr. Auth. Rev.,
    Ser. 05
    2.80%                                03/01/06            2,000         1,998,678
                                                                           ---------
North Carolina - 6.2%
  Charlotte Wtr. & Swr. Sys., Ser.
    05
    2.90%                                04/26/06            1,000           998,678
  North Carolina Mun. Pwr. Agcy.
    Rev., No. 1 Catawba Elec.
    Prj., P-Floats-PT-757, Ser. 03
    2.40%(b)(c)                          01/01/11            1,000         1,000,000
                                                                           =========
                                                                           1,998,678
                                                                           ---------
Ohio - 9.1%
  Clipper Tax-Exempt Cert. Tr.,
    Ser. 04-9 VRDN
    3.65%(b)(c)                          06/01/08            1,941         1,941,000
  Columbus City Sch. Dist. GO
    Wachovia Merlots Tr.
    Receipts, Ser. 04C-29
    2.85%(b)(c)                          04/20/06            1,000           998,642
                                                                           =========
                                                                           2,939,642
                                                                           ---------
Oregon - 3.3%
  Metro GO, Ref., Ser. 02A
    4.38%                                01/01/08            1,045         1,063,622
                                                                           ---------
Pennsylvania - 4.4%
  Pennsylvania Econ. Dev. Fin.
    Auth. Wastewater Treatment
    Rev., Sunoco Inc.-R&M Prj.,
    Ser. 04A VRDN
    3.60%(b)                             10/01/34            1,400         1,400,000
                                                                           ---------
South Carolina - 2.5%
  Greenwood Cnty. Exempt Fac.
    Ind. Rev., Fuji Photo Film Prj.,
    Ser. 04 VRDN
    3.69%(b)                             09/01/11              800           800,000
                                                                           ---------
Tennessee - 4.2%
  Coffee Cnty. Ind. Bd. Inc., Ind.
    Dev. Rev., Comtec Polymers,
    Inc. Prj., Ser. 97 AMT VRDN
    3.71%(b)                             05/01/12            1,355         1,355,000
                                                                           ---------
Texas - 5.0%
  Brazos Hbr. Ind. Dev. Corp.
    Environmental Facs. Rev.,
    Conocophillips Co. Prj., Ser.
    05
    2.98%                                08/01/06            1,200         1,197,150

                                                                               1

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                   ULTRASHORT MUNICIPAL PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                       PAR
                                        MATURITY      (000)        VALUE
                                       ----------   --------   -------------
MUNICIPAL BONDS (Continued)
Texas (Continued)
  Houston Hsg. Fin. Corp. Rev.,
    Ser. 04 PT-2101 AMT VRDN
    3.64%(b)(c)                        10/01/43     $ 400      $  400,000
                                                               ==========
                                                                1,597,150
                                                               ----------
Virginia - 9.6%
  Fairfax Cnty. Ref., Pub. Import,
    Ser. 01A
    4.25%                              06/01/08     1,050       1,074,328
  Virginia St. Hsg. Dev. Auth., Ser.
    98
    3.00%                              04/04/06     2,000       1,998,208
                                                               ==========
                                                                3,072,536
                                                               ----------
Washington - 6.6%
  Energy Northwest Washington
    Wind Prj. Rev., Ser. 01A
    4.55%                              07/01/06     1,600       1,608,752
  Seattle Hsg. Auth. Rev. (Key
    Corp. Bank N.A. LOC), Ser.
    03 VRDN
    3.58%(b)                           12/01/36       500         500,000
                                                               ==========
                                                                2,108,752
                                                               ----------
TOTAL MUNICIPAL BONDS
  (Cost $35,982,991)                                           35,905,833
                                                               ----------

                                          NUMBER
                                         OF SHARES
                                        ----------
MONEY MARKET FUND - 0.1%
  Wilmington Trust Tax-Free
    Money Market Fund
  (Cost $24,550)                          24,550     24,550
                                                     ------

TOTAL INVESTMENTS IN SECURITIES -
111.9%
  (Cost $36,007,541(a))                          35,930,383
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (11.9)%
  (Including $4,000,000 of capital
  shares redeemed payable)                       (3,807,522)
                                                -----------
NET ASSETS - 100.0%                             $32,122,861
                                                ===========

-------------------

 (a) Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                    $    344
      Gross unrealized depreciation                                     (77,502)
                                                                       --------
                                                                       $(77,158)
                                                                       ========

 (b) Rates shown are the rates as of December 31, 2005.
  (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31,
       2005, the Portfolio held 17.6% of its net assets, with a current market value of $5,638,284, in securities restricted as to resale.

2

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                           TAX-FREE INCOME PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                                       PAR
                                             MATURITY                 (000)                VALUE
                                      ----------------------   ------------------   -------------------
MUNICIPAL BONDS - 94.5%
Alabama - 3.1%
  Alabama Rev., Priv. Coll. &
    Tuskegee Univ. Prj., Ser. 96A
    5.90%                                     09/01/16               $1,000         $1,036,250
  Alabama St. Pub. Sch. & Coll.
    Auth. Cap. Imp. Rev., Ser.
    99C
    5.75%                                     07/01/18                3,000          3,256,650
  Jefferson Cnty. Swr. Rev., Ref.
    Warrants, Ser. 03B-8
    5.25%                                     02/01/13                7,725          8,193,907
                                                                                    ==========
                                                                                    12,486,807
                                                                                    ----------
Alaska - 0.6%
  Alaska Ind. Dev. & Expt. Auth.
    Revolving Fd. Rev., Ser. 97A
    AMT
    6.00%                                     04/01/07                2,500          2,577,750
                                                                                    ----------
California - 5.1%
  California St. Econ. Recovery
    GO, Ser. 04A
    5.25%                                     07/01/13                7,500          8,213,250
  California St. GO, Ser. 90
    6.50%                                     11/01/06                  340            348,816
  Foothill Eastern Corridor Agcy.
    Toll Rd. Rev., Ser. 99
    5.75%                                     01/15/40                8,500          8,637,360
  Los Altos Sch. Dist. Cap.
    Apprec. GO, Ser. 01B
    5.87%(b)                                  08/01/21                3,380          1,524,346
  Sacramento Mun. Util. Dist.
    Elec. Rev., Ser. 92C
    5.75%(c)                                  11/15/09                  430            430,688
  Stockton-East Wtr. Dist. Rev.,
    Ser. 02B
    6.12%(b)                                  04/01/28                4,495          1,252,172
                                                                                    ==========
                                                                                    20,406,632
                                                                                    ----------
District of Columbia - 0.0%
  District of Columbia GO, Ser.
    93A-1
    6.00%(c)                                  06/01/11                   50             56,053
                                                                                    ----------
Florida - 4.2%
  Florida St. Bd. of Ed. Cap.
    Outlay GO, Ser. 00D
    5.75%                                     06/01/22                7,800          8,500,674
  Florida St. Bd. of Ed., Ser. 05A
    5.00%                                     01/01/16                5,000          5,449,000
  Tampa Wtr. & Swr. Rev., Ser. 02
                                             10/01/14-
    6.00%                                   10/01/16                  2,455          2,874,498
                                                                                    ==========
                                                                                    16,824,172
                                                                                    ----------
Georgia - 4.2%
  Atlanta Arpt. Fac. Rev., Ser. 94A
    6.50%                                     01/01/10                1,000          1,115,120
  Augusta Wtr. & Swr. Rev., Ser.
    04
    5.25%                                     10/01/39                3,000          3,205,590
  Cobb Cnty. & Marietta Wtr. Auth.
    Rev., Ser. 02
    5.50%                                     11/01/14                1,000          1,121,880
  Forsyth Cnty. Sch. Dist. GO,
    Ser. 92
    6.70%                                     07/01/12                1,000          1,121,020

                                                                       PAR
                                             MATURITY                 (000)                VALUE
                                      ----------------------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Georgia (Continued)
  Fulton Cnty. Fac. Corp., Fulton
    Cnty. Pub. Purp. Prj., Ser. 99
    5.50%                                     11/01/18               $1,000         $1,067,950
  Fulton Cnty. Wtr. & Swr. Rev.,
    Ser. 04
    5.25%                                     01/01/35                7,500          7,982,625
  Georgia Mun. Elec. Auth. Pwr.
    Rev., Ser. 93B
    5.70%                                     01/01/19                1,000          1,132,240
                                                                                    ==========
                                                                                    16,746,425
                                                                                    ----------
Hawaii - 4.1%
  Hawaii St. Hbr. Cap. Imp. Rev.,
    Ser. 97 AMT
    5.50%                                     07/01/27                3,750          3,844,275
  Hawaii St. Hwy. Rev., Ser. 05B
    5.00%                                     07/01/16                6,495          7,040,970
  Hawaii St., Ref. Ser. 05DG
    5.00%                                     07/01/17                5,000          5,395,650
                                                                                    ==========
                                                                                    16,280,895
                                                                                    ----------
Illinois - 3.2%
  Chicago Wtr. Rev., Ser. 97
    5.50%(c)                                  11/01/07                8,885          9,403,084
    5.50%                                     11/01/22                1,020          1,075,733
  Cook Cnty. GO, Ser. 96
    5.88%(c)                                  11/15/06                2,000          2,064,100
  Illinois Hsg. Dev. Auth. Rev.,
    Multi-Fam. Prj., Ser. 94-5
    6.65%                                     09/01/14                  315            317,407
                                                                                    ==========
                                                                                    12,860,324
                                                                                    ----------
Kentucky - 1.4%
  Kentucky St. Property & Bldgs.
    Comm. Rev. Ref., No. 84 Prj.,
    Ser. 05
    5.00%                                     08/01/18                5,000          5,500,500
                                                                                    ----------
Louisiana - 0.7%
  East Baton Rouge Parish Poll.
    Ctrl. Rev., Ser. 93
    3.32%                                     03/01/22                  600            600,000
  Orleans Rev., Levee Dist. Pub.
    Imp. Prj., Ser. 86
    5.95%                                     11/01/15                2,035          2,101,158
                                                                                    ==========
                                                                                     2,701,158
                                                                                    ----------
Maryland - 3.3%
  Howard Cnty. Cons. Pub. Impt.
    Prj., GO, Ser. 04A
                                              08/15/19                6,695          7,451,803
  Maryland St. Cap. Impt., Ser.
    05A
    5.25%                                     02/15/14                5,000          5,553,400
  Maryland St. Hlth. & Hgr. Edl.
    Fac. Auth. Rev., Ser. 94D
    VRDN
    3.52%(d)                                  01/01/29                   80             80,000
                                                                                    ==========
                                                                                    13,085,203
                                                                                    ----------
Massachusetts - 7.3%
  Massachusetts St. Dev. Fin.
    Agy. Rev., Boston Univ. Prj.,
    Ser. 02R-2
    3.33%                                     10/01/42                  900            900,000

                                                                               3

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     TAX-FREE INCOME PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                            PAR
                                       MATURITY            (000)                VALUE
                                     ------------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Massachusetts (Continued)
  Massachusetts St. GO, Ser. 04B
    5.25%                             08/01/15           $ 5,000         $5,539,000
  Massachusetts St. Hlth. & Edl.
    Facs. Auth. Rev., Harvard
    Univ. Prj., Ser. 01DD
    5.00%                             07/15/35             8,570          8,883,576
  Massachusetts St. Hlth. & Edl.
    Facs. Auth. Rev., MIT Prj.,
    Ser. 00K
    5.50%                             07/01/32             5,000          5,969,900
  Massachusetts St. Hlth. & Edl.
    Facs. Auth. Rev.,
    Newton-Wellesley Hosp. Prj.,
    Ser. 97G
    6.12%                             07/01/15             1,000          1,056,300
  Massachusetts St. Tpke. Auth.
    Met. Hwy. Sys. Rev., Ser. 97A
    5.00%                             01/01/37             5,000          5,090,150
  Massachusetts St., Hlth. & Edl.
    Facs. Auth. Rev., Harvard
    Univ. Prj. Ser. 99R
    3.63%                             11/01/49             1,900          1,900,000
                                                                         ==========
                                                                         29,338,926
                                                                         ----------
Michigan - 1.8%
  Detroit City Sch. Dist., Sch.
    Bldg. & Site Impt. Prj. GO,
    Ser. 05A
    5.00%                             05/01/21             5,000          5,281,900
  Huron Vy. Sch. Dist. GO, Ser.
    96
    5.88%(c)                          05/01/07             2,000          2,067,300
                                                                         ==========
                                                                          7,349,200
                                                                         ----------
Minnesota - 2.1%
  Minnesota Pub. Facs. Auth. Wtr.
    Poll. Ctl. Rev., Ser. 05C
    5.00%                             03/01/17             7,500          8,225,925
                                                                         ----------
Missouri - 0.4%
  Missouri St. Env. Imp. & Energy
    Res. Auth. Wtr. Poll. Rev.,
    Drinking Wtr. Prj., Ser. 02B
    5.25%                             07/01/11             1,540          1,670,315
                                                                         ----------
Multi-State - 4.4%
  Charter Mac Equity Issue Tr.,
    Ser. 99
    6.62%(e)                          06/30/09             3,000          3,221,550
  Charter Mac Equity Issue Tr.,
    Ser. 00
    7.60%(e)                          11/30/10             9,000         10,197,810
  MuniMae Tax-Exempt Bond
    Subs., LLC, Ser. 00
    6.88%(e)                          06/30/09             4,000          4,300,640
                                                                         ==========
                                                                         17,720,000
                                                                         ----------
Nebraska - 0.3%
  Omaha Pub. Pwr. Dist. Elec.
    Rev., Ser. 92B
    6.15%                             02/01/12             1,000          1,100,970
                                                                         ----------
Nevada - 1.8%
  Clark Cnty. Arpt. Rev., Ser.
    04A-1
    5.50%                             07/01/15             1,780          1,941,143

                                                            PAR
                                       MATURITY            (000)                VALUE
                                     ------------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Nevada (Continued)
  Clark Cnty. Sch. Dist., Ser. 04A
    5.00%                             06/15/16           $ 5,000         $5,358,900
                                                                         ==========
                                                                          7,300,043
                                                                         ----------
New Jersey - 9.6%
  New Jersey Econ. Dev. Auth.
    Rev., Seeing Eye, Inc. Prj.,
    Ser. 05
    5.00%                             12/01/24             8,340          8,800,618
  New Jersey St. GO, Ser. 05L
                                     07/15/15-
    5.25%                             07/15/16            10,000         11,101,150
  New Jersey St. Tpke. Auth.
    Rev., Ser. 00A
    5.75%(c)                          01/01/10             2,820          3,066,355
    5.75%                             01/01/16             1,180          1,283,085
  New Jersey St. Trans. Tr. Fd.
    Auth. Trans. Sys. Rev., Ser.
    00A
    6.00%(c)                          06/15/10            10,000         11,055,200
  Port Auth. New York & New
    Jersey SO Rev., JFK Intl.
    Arpt. Term. Prj., Ser. 97-6
    AMT
    6.25%                             12/01/09             2,680          2,906,005
                                                                         ==========
                                                                         38,212,413
                                                                         ----------
New York - 6.9%
  Liberty Dev. Corp. Rev.,
    Goldman Sachs Hdqtrs. Prj.,
    Ser. 05
    5.25%                             10/01/35             5,000          5,673,700
  New York City GO, Ser. 03I
    5.75%(c)                          03/01/13               520            588,198
    5.75%                             03/01/19             4,480          4,951,699
  New York City Ind. Dev. Agcy.
    Rev., Term. One Grp. Assoc.
    Prj., Ser. 94 AMT
                                     01/01/08-
    6.00%                             01/01/19               860            861,247
  New York City Transitional Fin.
    Auth. Rev., Ser. 02A
    5.25%                             11/01/11             3,300          3,581,721
  Sales Tax Asset Rcvbl. Corp.
    Rev., Ser. 04A
    5.00%                             10/15/29             5,000          5,283,300
  Tobacco Settlement Fin. Corp.
    Rev., Ser. 03A-1
    5.50%                             06/01/14             6,075          6,445,636
                                                                         ==========
                                                                         27,385,501
                                                                         ----------
North Carolina - 2.6%
  North Carolina Mun. Pwr. Agcy.
    Rev., Catawba Elec. Prj., Ser.
    92A
    6.00%                             01/01/10               300            328,281
  North Carolina St. Hwy. GO,
    Ser. 04
    5.00%                             05/01/15             9,325         10,137,301
                                                                         ==========
                                                                         10,465,582
                                                                         ----------

4

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     TAX-FREE INCOME PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Ohio - 1.1%
  Cleveland-Cuyahoga Cnty. Port
    Auth. Rev., Ser. 97 AMT
    6.00%(c)                          03/01/07          $   440         $  448,624
  Greene Cnty. Swr. Sys. Rev.,
    Govt. Enterprise Prj., Ser. 05
    5.00%                             12/01/17            3,500          3,786,790
                                                                        ==========
                                                                         4,235,414
                                                                        ----------
Oregon - 0.9%
  Clackamas Cnty. GO, Sch. Dist.
    No. 62 Oregon City Prj., Ser.
    00C
    5.50%(c)                          06/15/10            3,185          3,455,948
                                                                        ----------
Pennsylvania - 5.0%
  Beaver Cnty. GO, Ser. 96A
    5.75%(c)                          10/01/06            1,000          1,018,270
  Central Bucks Sch. Dist. GO,
    Ser. 02A
    5.00%                             05/15/20            3,000          3,151,410
  Delaware Cnty. Auth. Rev.,
    Mercy Hlth. Corp. Prj., Ser. 96
    5.75%                             12/15/20            2,400          2,493,840
  Erie Wtr. Auth. Rev., Ser. 05
    3.34%                             12/01/30               45             45,000
  Lehigh Cnty. Gen. Purp. Auth.
    Rev., Kidspeace Oblig. Prj.,
    Ser. 98
    6.00%                             11/01/23            2,650          2,755,179
  Pennsylvania St. Hgr. Ed. Fac.
    Auth. Hlth. Svcs. Rev., Univ.
    of Pennsylvania Hlth. Svcs.
    Prj., Ser. 96A
    5.88%                             01/01/15            3,450          3,484,500
  Philadelphia Ind. Dev. Auth.
    Arpt. Fac. Rev., Aero
    Philadelphia LLC Prj., Ser. 99
    AMT
    5.25%                             01/01/09              600            605,436
  Philadelphia Ind. Dev. Auth.
    Rev., PGH Dev. Corp. Prj.,
    Ser. 93
    5.25%                             07/01/17            1,935          1,945,642
  Philadelphia Sch. Dist. GO, Ser.
    99C
    5.75%                             03/01/29            4,000          4,354,760
                                                                        ==========
                                                                        19,854,037
                                                                        ----------
Puerto Rico - 1.3%
  Puerto Rico Elec. Pwr. Auth.
    Rev., Ser. 94S
    7.00%                             07/01/06            1,000          1,017,540
  Puerto Rico Pub. Fin. Corp.
    Cmwlth. Approp. Rev., Ser.
    02E
    5.50%(c)                          02/01/12            2,990          3,287,027
    5.50%                             08/01/29            1,010          1,057,096
                                                                        ==========
                                                                         5,361,663
                                                                        ----------

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Rhode Island - 0.7%
  Rhode Island Depositors Econ.
    Protection Corp. SO, Ser. 93
    5.62%                             08/01/09          $   515         $  530,620
    5.62%(c)                          08/01/09              190            203,771
  Rhode Island St. Hlth. & Ed.
    Bldg. Corp. Rev., Hosp. Fin.
    Lifespan Oblig. Grp. Prj., Ser.
    96
    5.50%                             05/15/16            2,000          2,080,960
                                                                        ==========
                                                                         2,815,351
                                                                        ----------
Texas - 8.0%
  Brazos River Auth. Poll. Ctrl.
    Rev., Texas Util. Elec. Co.
    Prj., Ser. 95C AMT
    5.55%(c)                          04/01/08            5,000          5,313,350
  Dallas Ind. Dev. Corp. Rev.,
    CR/PL, Inc. Prj., Ser. 87 AMT
    7.50%                             08/01/17            1,350          1,370,412
  Grand Prairie Indpt. Sch. Dist.
    GO, Ser. 00A
    5.80%(c)                          08/15/11            4,925          5,478,767
  Nueces Riv Auth. Wtr. Supply
    Rev., Corpus Christi Prj., Ser.
    05
    5.00%                             07/15/26            5,200          5,465,408
  Pflugerville GO, Ser. 05
    5.25%                             08/01/35            8,040          8,588,328
  Texas Wtr. Fin. Assist. GO, Ser.
    00
    5.75%                             08/01/22            3,445          3,742,476
  Travis Cnty. Hlth. Fac. Dev.
    Corp. Rev., Ascension Hlth.
    Credit Prj., Ser. 99A
    5.88%(c)                          11/15/09            1,980          2,167,189
                                                                        ==========
                                                                        32,125,930
                                                                        ----------
Utah - 0.0%
  Salt Lake City Hosp. Rev., Ser.
    88A
    8.12%(c)                          05/15/15              100            121,457
                                                                        ----------
Virginia - 4.1%
  Pocahontas Pkwy. Toll Rd. Rev.,
    Ser. 98B
    5.85%(b)                          08/15/23           14,300          5,208,489
  Virginia St. GO, Ser. 05A
    5.00%                             06/01/19            5,000          5,408,950
  Virginia St. Pub. Sch. Auth.
    Rev., Sch. Prj., Ser. 05B
    5.25%                             08/01/16            5,000          5,561,750
                                                                        ==========
                                                                        16,179,189
                                                                        ----------
Washington - 6.2%
  King Cnty. GO, Sch. Dist. No.
    414 Lake Washington Prj.,
    Ser. 00
    5.75%                             12/01/10              500            551,000

                                                                               5

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                           PAR
                                            MATURITY      (000)        VALUE
                                           ----------   ---------   ------------
MUNICIPAL BONDS (Continued)
Washington (Continued)
  Pierce Cnty. GO, Sch. Dist. No.
    416 White River Prj., Ser. 00
    6.00%                                  12/01/13     $5,345      $ 5,937,226
  Washington St. GO, Ser. 00B
    6.00%                                  01/01/25     14,000       15,325,240
  Washington St. Pub. Pwr. Sply.
    Sys. Rev., Nuclear Prj. No. 3,
    Ser. 96A
    6.00%                                  07/01/06      3,000        3,039,510
                                                                    ===========
                                                                     24,852,976
                                                                    -----------
West Virginia - 0.1%
  West Virginia Pub. Energy Auth.
    Rev., Morgantown Energy
    Assoc. Prj., Ser. 90A AMT
    5.05%                                  07/01/08        280          284,500
                                                                    -----------
TOTAL MUNICIPAL BONDS
  (Cost $363,535,679)                                               377,581,259
                                                                    -----------
TENDER OBLIGATION MUNICIPAL BONDS - 1.9%
Pennsylvania - 0.6%
  Delaware Vy. Regl. Fin. Auth.
    Govt. RITES PA-1041 Rev.,
    Ser. 02B
                                           07/01/32      1,000        2,383,000
                                                                    -----------
Puerto Rico - 1.3%
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. Spec. RITES PA-782
    Rev., Ser. 01G
                                           10/01/40      3,985        5,240,913
                                                                    -----------
TOTAL TENDER OBLIGATION MUNICIPAL
  BONDS
  (Cost $6,006,050)                                                   7,623,913
                                                                    -----------
MORTGAGE PASS-THROUGHS - 0.0%
  Government National Mortgage
    Association
    6.00%
  (Cost $4,467)                            11/15/31          4            4,411
                                                                    -----------

                                           NUMBER
                                         OF SHARES
                                        -----------
MONEY MARKET FUND - 1.3%
  Wilmington Trust Tax-Free
    Money Market Fund
  (Cost $5,000,000)                     5,000,000        5,000,000
                                                         ---------
TOTAL INVESTMENTS IN
  SECURITIES -  97.7%
  (Cost $374,546,196(a))                               390,209,583
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 2.3%                                     9,357,832
                                                      ------------
NET ASSETS - 100.0%                                   $399,567,415
                                                      ============

-------------------

 (a) Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                     $16,028,302
      Gross unrealized depreciation                                        (364,915)
                                                                        -----------
                                                                        $15,663,387
                                                                        ===========

 (b) The rate shown is the effective yield on the zero coupon bonds at the time of purchase.
 (c) This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as refund the bond in full at date indicated, typically at a premium to par.
 (d) Rates shown are the rates as of December 31, 2005.
 (e) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31,
       2005, the Portfolio held 4.4% of its net assets, with a current market value of $17,720,000, in securities restricted as to resale.

6

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                                       PAR
                                             MATURITY                 (000)                VALUE
                                      ----------------------   ------------------   -------------------
MUNICIPAL BONDS - 95.5%
Multi-State - 8.2%
  Charter Mac Equity Issue Tr.,
    Ser. 99
    6.62%(b)                                  06/30/09              $25,000         $26,846,250
  Charter Mac Equity Issue Tr.,
    Ser. 00
    7.60%(b)                                  11/30/10               10,000          11,330,900
  MuniMae Tax-Exempt Bond
    Subs., LLC, Ser. 00
    6.88%(b)                                  06/30/09                4,000           4,300,640
    7.75%(b)                                  11/01/10               10,000          11,287,600
                                                                                    ===========
                                                                                     53,765,390
                                                                                    -----------
Pennsylvania - 76.1%
  Allegheny Cnty. Hosp. Dev.
    Auth. Rev., Hlth. Ctr. Univ. of
    Pittsburgh Med. Ctr. Prj., Ser.
    97B
    6.00%                                     07/01/25                7,000           8,434,860
  Allegheny Cnty. Hosp. Dev.
    Auth. Rev., Ser. 95A
    6.00%(c)                                  09/01/07                5,000           5,219,650
    6.20%(c)                                  09/01/07                1,000           1,047,120
  Beaver Cnty. Hosp. Auth. Rev.,
    Ser. 96A
    5.80%(c)                                  10/01/06                5,830           5,938,613
  Berks Cnty. GO, Ser. 98
    5.38%                                     11/15/28                6,685           6,903,399
  Central Bucks Sch. Dist. GO,
    Ser. 02A
    5.00%                                     05/15/20                4,570           4,800,648
  Dauphin Cnty. Gen. Auth. Hlth.
    Sys. Rev., Pinnacle Hlth. Sys.
    Prj., Ser. 97
                                             05/15/07-
    5.50%(c)                                05/15/17                  3,500           3,630,574
  Dauphin Cnty. Gen. Auth. Hosp.
    Rev., Hapsco Western
    Pennsylvania Hosp. Prj., Ser.
    92
    6.25%                                     07/01/16                1,000           1,147,510
  Delaware Cnty. Auth. Arpt. Fac.
    Rev., UTD Parcel Svc. Prj.,
    Ser. 85 VRDN
    3.71%(d)                                  12/01/15                   70              70,000
  Delaware Cnty. Auth. Coll. Rev.,
    Haverford Coll. Prj., Ser. 00
    5.75%                                     11/15/25                6,795           7,418,509
  Delaware Cnty. Auth. Hosp.
    Rev., Ser. 95
    5.50%                                     08/15/15                6,480           6,623,143
  Delaware Cnty. Auth. Rev.,
    Mercy Hlth. Corp. Prj., Ser. 96
    5.75%                                     12/15/20                3,735           3,881,038
  Delaware Cnty. Ind. Dev. Auth.
    Poll. Ctl. Rev., Ser. 04
    3.75%(d)                                  04/01/21                  975             975,000
  Delaware Cnty. Ind. Dev. Auth.
    Rev., Ser. 99 AMT
    6.00%                                     06/01/29                3,400           3,677,950
  Delaware Cnty. Mem. Hosp.
    Auth. Rev., Ser. 95
    5.50%                                     08/15/19                3,000           3,066,270

                                                                       PAR
                                             MATURITY                 (000)                VALUE
                                      ----------------------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Delaware River Port Auth.
    Pennsylvania & New Jersey
    Rev., Port Dist. Prj., Ser. 99B
    5.70%                                     01/01/22              $ 8,930         $ 9,641,632
  Delaware River Port Auth.
    Pennsylvania & New Jersey
    Rev., Ser. 99
    5.75%                                     01/01/16                8,000           8,652,320
  Delaware Vy. Regl. Fin. Auth.
    Govt. Rev., Ser. 96A
    5.90%                                     04/15/16                2,540           2,558,237
  Delaware Vy. Regl. Fin. Auth.
    Govt. Rev., Ser. 97B
    5.60%                                     07/01/17                2,000           2,245,340
  Delaware Vy. Regl. Fin. Auth.
    Govt. Rev., Ser. 98A
    5.50%                                     08/01/28               33,050          38,217,698
  Dover Area Sch. Dist. GO, Ser.
    96
    5.75%(c)                                  04/01/06                2,445           2,459,377
  Erie Wtr. Auth. Rev., Ser. 05
    3.34%(d)                                  12/01/30                1,990           1,990,000
  Indiana Cnty. Ind. Dev. Auth.
    Poll. Ctrl. Rev., New York St.
    Elec. & Gas Corp. Prj., Ser.
    95A
    6.00%                                     06/01/06                1,000           1,010,890
  Kennett Cons. Sch. Dist. GO,
    Ser. 02A
    5.50%                                     02/15/14                1,245           1,376,547
  Lancaster Cnty. Hosp. Auth.
    Rev., Hlth. Ctr. Masonic
    Homes Prj., Ser. 94
    5.30%                                     11/15/08                  500             505,630
  Lancaster Swr. Auth. Sply. SO,
    Ser. 98
    5.25%                                     04/01/21                8,480           8,519,941
  Lehigh Cnty. Gen. Purp. Auth.
    Rev., Kidspeace Oblig. Prj.,
    Ser. 98
    5.70%                                     11/01/09                2,460           2,542,361
    6.00%                                     11/01/18                2,000           2,088,080
  Lehigh Cnty. Gen. Purp. Auth.
    Rev., Vy Hosp. Prj., Ser. 97A
    3.75%(d)                                  07/01/28                  170             170,000
  Luzerne Cnty. Flood Prot. Auth.
    Gtd. Rev., Ser. 96
    5.60%(c)                                  07/15/06                4,720           4,778,245
  Lycoming Cnty. Auth. Hosp.
    Rev., Divine Providence Hosp.
    Prj., Ser. 95
    5.38%                                     11/15/10                6,480           6,623,338
  McKeesport Area Sch. Dist. GO,
    Ser. 96A
    5.75%(c)                                  10/01/06                1,750           1,781,972
  Methacton Sch. Dist. Auth. Rev.,
    Ser. 78
    6.50%(c)                                  10/01/06                  475             486,082
  Montgomery Cnty. Hgr. Ed. &
    Hlth. Auth. Coll. Rev., Beaver
    Coll. Prj., Ser. 96
    5.75%                                     04/01/12                1,690           1,733,365

                                                                               7

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                                       PAR
                                             MATURITY                 (000)                VALUE
                                      ----------------------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Montgomery Cnty. Hgr. Ed. &
    Hlth. Auth. Rev., Holy
    Redeemer Hosp. Prj., Ser.
    97A
    5.25%                                     10/01/27              $ 9,000         $9,304,380
  Montgomery Cnty. Hgr. Ed. &
    Hlth. Auth. Rev., Pottstown
    Hlth. Care Corp. Prj., Ser. 98
    5.00%(c)                                  01/01/09                6,235          6,587,215
  Northeastern Hosp. & Ed. Auth.
    Rev., Luzerne Cnty. Coll. Prj.,
    Ser. 97
    5.15%                                     08/15/16                3,245          3,337,288
  Northeastern Hosp. & Ed. Auth.
    Rev., Wyoming Vy. Hlth. Care
    Prj., Ser. 94A
    6.50%                                     01/01/07                1,000          1,011,690
  Northgate Sch. Auth. Bldg. Rev.,
    Ser. 78
    6.38%                                     02/15/07                  825            852,877
  Parkland Sch. Dist. Rev., Ser.
    96
    5.75%(c)                                  03/01/06                2,910          2,921,116
  Pennsbury Sch. Dist. GO, Ser.
    02
                                             01/15/18-
    5.50%                                   01/15/19                  4,625          5,054,812
  Pennsylvania Con. Ctr. Auth.
    Rev., Ser. 89A
    6.70%                                     09/01/16                1,000          1,175,640
  Pennsylvania Hgr. Ed.
    Assistance Agcy. Rev., Cap.
    Acquisition Prj., Ser. 00
    5.88%(c)                                  12/15/10               16,400         18,177,596
  Pennsylvania Hsg. Fin. Agcy.
    Rev., Multi-Fam. Prj. Ser. 92
    8.10%                                     07/01/13                  545            547,540
  Pennsylvania Hsg. Fin. Agcy.
    Rev., Ser. 98 AMT
    5.95%(e)                                  04/01/30               13,155          3,604,075
  Pennsylvania Hsg. Fin. Agcy.
    Rev., Sgl. Fam. Mtg. Prj., Ser.
    99-66A AMT
    5.65%                                     04/01/29                9,545          9,704,688
  Pennsylvania Infra. Investment
    Auth. Rev., Pennvest Ln. Pool
    Prj., Ser. 94
    6.00%                                     09/01/06                1,930          1,964,431
  Pennsylvania Intergovtl. Coop.
    Auth. Spec. Tax Rev., City of
    Philadelphia Fdg. Prj., Ser. 96
    5.60%                                     06/15/12                1,000          1,010,250
                                             06/15/16-
    5.50%                                   06/15/20                 10,500         10,601,795
  Pennsylvania St. Dept. Gen.
    Svcs. COP, Ser. 01
                                             05/01/14-
    5.00%                                   11/01/14                  5,560          5,881,424
                                             05/01/15-
    5.25%                                   05/01/16                  7,740          8,313,576
  Pennsylvania St. GO, Ser. 04
                                             07/01/16-
    5.38%                                   07/01/17                 28,000         31,600,110

                                                                       PAR
                                             MATURITY                 (000)                VALUE
                                      ----------------------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Pennsylvania St. Hgr. Ed. Assist.
    Agcy. Stud. Ln. Rev., Ser. 94A
    VRDN
    3.43%(d)                                  12/01/24              $ 1,700         $1,700,000
  Pennsylvania St. Hgr. Ed. Fac.
    Auth. Coll. & Univ. Rev.,
    Lafayette Coll. Prj., Ser. 00
    6.00%                                     05/01/30                  155            169,303
  Pennsylvania St. Hgr. Ed. Fac.
    Auth. Coll. & Univ. Rev.,
    Trustees Univ. Prj., Ser. 98
    5.50%                                     07/15/38                9,500         10,007,490
  Pennsylvania St. Hgr. Ed. Fac.
    Auth. Rev., Trustees Univ. of
    Pennsylvania, Ser. 05C
    4.75%                                     07/15/35                6,700          6,776,715
  Pennsylvania St. Ind. Dev. Auth.
    Rev., Econ. Dev. Prj., Ser. 94
    7.00%                                     01/01/06                1,000          1,000,000
  Pennsylvania St. Ind. Dev. Auth.
    Rev., Econ. Dev. Prj., Ser. 02
    5.50%                                     07/01/16                8,000          8,843,120
  Pennsylvania St. Pub. Sch.
    Bldg. Auth. Rev., Philadelphia
    Sch. Dist. Lease Prj., Ser. 03
    5.00%                                     06/01/33                7,500          7,743,150
  Pennsylvania St. Tpke. Comm.
    Rev., Ser. 01
    5.50%                                     12/01/13                5,000          5,611,850
  Pennsylvania St. Univ. Rev.,
    Ser. 04A
    5.00%                                     09/01/34               11,700         12,200,058
  Pennsylvania St. Univ. Rev.,
    Ser. 05A
    5.00%                                     09/01/29                5,500          5,796,835
  Philadelphia Gas Works Rev.,
    Ser. 94
    5.25%                                     08/01/24                2,900          2,934,133
  Philadelphia Gas Works Rev.,
    Ser. 01
                                             08/01/14-
    5.50%                                   08/01/18                  7,415          8,002,476
  Philadelphia GO, Ser. 94
    5.90%                                     11/15/09                  980            991,329
  Philadelphia Hosp. & Hgr. Ed.
    Fac. Auth. Hosp. Rev.,
    Childrens Hosp. Prj., Ser. 05
    3.70%(d)                                  02/15/21                1,000          1,000,000
  Philadelphia Hosp. & Hgr. Ed.
    Fac. Auth. Hosp. Rev.,
    Frankford Hosp. Prj., Ser. 95
    5.50%                                     01/01/07                1,235          1,261,614
    5.60%                                     01/01/08                1,245          1,271,880
  Philadelphia Hosp. & Hgr. Ed.
    Fac. Auth. Hosp. Rev.,
    Nazareth Hosp. Franciscan
    Prj., Ser. 96B
    5.00%(c)                                  07/01/06                4,590          4,719,668

8

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                                            PAR
                                                  MATURITY                 (000)                VALUE
                                           ----------------------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Philadelphia Ind. Dev. Auth.
    Rev., American Coll. of
    Physicians Prj., Ser. 00
                                                  06/15/20-
    5.50%                                        06/15/25                $14,685         $15,722,377
  Philadelphia Ind. Dev. Auth.
    Rev., Girard Estate Coal
    Mining Prj., Ser. 96
    5.38%                                          11/15/12                3,945           4,016,128
    5.50%                                          11/15/16                1,650           1,678,809
  Philadelphia Ind. Dev. Auth.
    Rev., PGH Dev. Corp. Prj.,
    Ser. 93
    5.50%                                          07/01/10                1,035           1,036,346
  Philadelphia Pk. Auth. Rev.,
    Arpt. Pk. Prj., Ser. 99
    5.62%                                          09/01/18                4,430           4,749,713
  Philadelphia Pk. Auth. Rev., Ser.
    97
    5.40%                                          09/01/15                5,900           6,109,037
  Philadelphia Pk. Auth. Rev., Ser.
    99
                                                  09/01/13-
    5.62%                                        09/01/17                  5,885           6,331,107
  Philadelphia Sch. Dist. GO, Ser.
    95A
    6.25%                                          09/01/06                2,255           2,298,995
  Philadelphia Sch. Dist. GO, Ser.
    99C
    5.75%                                          03/01/29               11,000          11,975,590
  Philadelphia Sch. Dist. GO, Ser.
    00A
                                                  02/01/12-
    5.75%                                        02/01/13                 10,215          11,279,403
  Philadelphia Wtr. & Waste Wtr.
    Rev., Ser. 93
    5.50%                                          06/15/07                6,780           6,986,654
  Philadelphia Wtr. & Waste Wtr.
    Rev., Ser. 05A
    5.00%                                          07/01/28                6,000           6,305,280
  Pottstown Borough Auth. Swr.
    Rev., Ser. 96
    5.50%                                          11/01/16                1,360           1,384,562
  Riverside Beaver Cnty. Sch.
    Dist. Rev., Ser. 96
    5.50%(c)                                       02/15/06                3,725           3,734,126
  Riverside Sch. Dist. GO, Ser. 00
    5.50%(c)                                       10/15/10                3,300           3,584,856
  South Fork Auth. Hosp. Rev.,
    Conemaugh Hlth. Prj., Ser.
    98A
    3.75%(d)                                       07/01/28                3,700           3,700,000
  South Fork Mun. Auth. Hosp.
    Rev., Good Samaritan Med.
    Ctr. Prj., Ser. 96B
    5.38%                                          07/01/16                4,000           4,115,240
  Southeastern Pennsylvania
    Trans. Auth. Rev., Ser. 97
    5.55%                                          03/01/13                3,500           3,654,560
    5.38%                                          03/01/17                6,270           6,534,594
  Springford Sch. Dist. GO, Ser.
    97
    5.15%                                          02/01/18               10,010          10,198,954

                                                                            PAR
                                                  MATURITY                 (000)                VALUE
                                           ----------------------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Washington Cnty. Auth. Rev.,
    Ser. 99
    6.15%                                          12/01/29              $ 6,340         $ 6,822,220
  Washington Cnty. Ind. Dev.
    Auth. Poll. Ctrl. Rev., West
    Penn Pwr. Co. Prj., Ser. 95G
    6.05%                                          04/01/14                2,500           2,544,475
  West Mifflin Sanit. Swr. Mun.
    Auth. Swr. Rev., Ser. 96
    5.70%(c)                                       08/01/06                1,445           1,465,114
  Williamsport Area Sch. Dist.
    Auth. Rev., Ser. 78
    6.00%                                          03/01/07                   70              71,680
  Wilson Sch. Dist. GO, Ser. 97
    5.50%(c)                                       05/15/07                8,015           8,252,885
                                                                                         ===========
                                                                                         496,448,168
                                                                                         -----------
Puerto Rico - 11.2%
  Puerto Rico Cmwlth. GO, Ser.
    02
    5.50%                                          07/01/12               20,000          22,181,400
  Puerto Rico Cmwlth. Pub. Impt.
    GO, Ser. 01A
    5.50%                                          07/01/16               11,830          13,435,686
  Puerto Rico Elec. Pwr. Auth.
    Rev., Ser. 05RR
    5.00%                                          07/01/35                6,000           6,286,260
  Puerto Rico Elec. Pwr. Auth.
    Rev., Ser. 05SS
    5.00%                                          07/01/30               10,000          10,516,800
  Puerto Rico Mun. Fin. Agy. Rev.,
    Ser. 99
    5.50%                                          08/01/18                6,500           7,035,795
  Puerto Rico Pub. Fin. Corp.
    Cmwlth. Approp. Rev., Ser.
    02E
    5.50%(c)                                       02/01/12                9,340          10,267,835
    5.50%                                          08/01/29                3,160           3,307,351
                                                                                         ===========
                                                                                          73,031,127
                                                                                         -----------
TOTAL MUNICIPAL BONDS
  (Cost $589,202,824)                                                                    623,244,685
                                                                                         -----------
TENDER OBLIGATION MUNICIPAL BONDS - 3.3%
Pennsylvania - 2.8%
  Delaware River Port Auth.
    Pennsylvania & New Jersey
    RITES Rev., Ser. 99
                                                   01/01/22               10,000          13,199,600
  Delaware Vy. Regl. Fin. Auth.
    Govt. RITES PA-1041 Rev.,
    Ser. 02A
                                                   07/01/32                2,000           4,766,000
                                                                                         ===========
                                                                                          17,965,600
                                                                                         -----------
Puerto Rico - 0.5%
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00A
                                                   10/01/16                  400             540,704
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00B
                                                   10/01/17                  500             683,960

                                                                               9

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                   PAR
                                     MATURITY     (000)        VALUE
                                    ----------   -------   -------------
TENDER OBLIGATION MUNICIPAL BONDS (Continued)
Puerto Rico (Continued)
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00C
                                    10/01/18     $500      $  680,300
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00D
                                    10/01/19      690         936,275
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00E
                                    10/01/20      250         338,320
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00F
                                    10/01/24      250         332,470
                                                           ==========
                                                            3,512,029
                                                           ----------
TOTAL TENDER OBLIGATION MUNICIPAL
  BONDS
  (Cost $15,611,177)                                       21,477,629
                                                           ----------

                                         NUMBER OF
                                          SHARES
                                        ----------
MONEY MARKET FUND - 0.0%
  Wilmington Trust Tax-Free
    Money Market Fund
  (Cost $22,089)                          22,089           22,089
                                                           ------
TOTAL INVESTMENTS IN
  SECURITIES -  98.8%
  (Cost $604,836,090(a))                              644,744,403
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 1.2%                                    7,887,114
                                                     ------------
NET ASSETS - 100.0%                                  $652,631,517
                                                     ============

-------------------

 (a) Cost for Federal income tax purposes is $604,974,675. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                       $40,346,223
      Gross unrealized depreciation                                          (576,495)
                                                                          -----------
                                                                          $39,769,728
                                                                          ===========

 (b) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31,
       2005, the Portfolio held 8.2% of its net assets, with a current market value of $53,765,390, in securities restricted as to resale.
 (c) This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as refund the bond in full at date indicated, typically at a premium to par.
 (d) Rates shown are the rates as of December 31, 2005.
 (e) The rate shown is the effective yield on the zero coupon bonds at the time of purchase.

10

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                      NEW JERSEY TAX-FREE INCOME PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                                        PAR
                                              MATURITY                 (000)                VALUE
                                       ----------------------   ------------------   -------------------
MUNICIPAL BONDS - 90.0%
Delaware - 0.6%
  Delaware River & Bay Auth.
    Rev., Ser. 05
    5.00%                                      01/01/28              $ 1,000         $1,051,730
                                                                                     ----------
Multi-State - 7.3%
  Charter Mac Equity Issue Tr.,
    Ser. 99
    6.62%(b)                                   06/30/09                1,000          1,073,850
  Charter Mac Equity Issue Tr.,
    Ser. 00
    7.60%(b)                                   11/30/10                4,000          4,532,360
  MuniMae Tax-Exempt Bond
    Subs., LLC, Ser. 00
    6.88%(b)                                   06/30/09                4,000          4,300,640
    7.75%(b)                                   11/01/10                2,000          2,257,520
                                                                                     ==========
                                                                                     12,164,370
                                                                                     ----------
New Jersey - 69.0%
  Garden St. Preservation Tr. Cap.
    Apprec. Rev., Ser. 03B
    5.17%(c)                                   11/01/24               10,000          4,232,900
  Gloucester Cnty. Srs. Hsg. Dev.
    Corp. Rev., Sect. 8 Colonial
    Pk. Prj., Ser. 94A
    6.20%                                      09/15/11                1,250          1,258,025
  Hopatcong Boro. GO, Ser. 03
    5.75%                                      08/01/33                2,300          2,568,594
  Knowlton Twp. Bd. of Ed. GO,
    Ser. 91
    6.60%                                      08/15/11                  169            194,266
  Middlesex Cnty. Imp. Auth. Rev.,
    Heldrich Center Hotel Prj.,
    Ser. 05A
                                              01/01/15-
    5.00%                                    01/01/20                  2,000          2,037,130
  Middlesex Cnty. Imp. Auth. Rev.,
    Monroe Twp., Ser. 96
    5.80%                                      09/15/13                1,725          1,770,764
  Middlesex Cnty. Imp. Auth. Rev.,
    New Brunswick Apts. Rental
    Hsg. Prj., Ser. 02 AMT
    5.15%                                      02/01/24                3,000          3,072,060
  New Jersey Econ. Dev. Auth.
    Lease Rev., Ser. 00
    6.00%                                      06/01/21                4,780          5,253,555
  New Jersey Econ. Dev. Auth.
    Rev., Kapkowski Rd. Landfill
    Prj., Ser. 02
    6.50%                                      04/01/28                2,500          2,903,200
  New Jersey Econ. Dev. Auth.
    Rev., Cigarette Tax, Ser. 04
    5.75%                                      06/15/34                3,615          3,813,102
  New Jersey Econ. Dev. Auth.
    Rev., Motor Vehicle Comm.
    Prj., Ser. 03A
    3.52%(c)                                   07/01/12                4,000          3,073,960
  New Jersey Econ. Dev. Auth.
    Rev., Performing Arts Ctr. Prj.,
    Ser. 96C
    5.75%                                      06/15/08                4,440          4,553,087
  New Jersey Econ. Dev. Auth.
    Rev., Sch. Fac. Const. Prj.,
    Ser. 03F
    5.25%                                      06/15/13                5,000          5,432,400

                                                                        PAR
                                              MATURITY                 (000)                VALUE
                                       ----------------------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
  New Jersey Econ. Dev. Auth.
    Rev., Seeing Eye, Inc. Prj.,
    Ser. 05
    5.00%                                      12/01/24              $ 6,500         $6,858,995
  New Jersey Econ. Dev. Auth.
    Rev., Ser. 99
    6.20%                                      12/01/09                3,000          3,347,910
  New Jersey Econ. Dev. Auth.
    Rev., St. Barnabas Med. Ctr.
    Prj., Ser. 97A
    5.63%(c)                                   07/01/23                4,000          1,790,280
  New Jersey Econ. Dev. Auth.
    Solid Waste Rev., Waste
    Management New Jersey Prj.,
    Ser. 04A AMT
    5.30%                                      06/01/15                1,000          1,053,290
  New Jersey Edl. Facs. Auth.
    Rev., Rowan Coll. Prj., Ser.
    96E
    5.88%(d)                                   07/01/06                2,185          2,234,403
  New Jersey Hlth. Care Fac. Fin.
    Auth. Rev., Kennedy Hlth.
    Sys. Prj., Ser. 01
    5.50%                                      07/01/21                2,000          2,120,240
    5.62%                                      07/01/31                  455            481,235
  New Jersey Hlth. Care Fac. Fin.
    Auth. Rev., Robert Wood
    Johnson Univ. Prj., Ser. 96C
    5.75%                                      07/01/07                2,595          2,649,832
  New Jersey Sports & Expo.
    Auth. Rev., Ser. 00A
    5.50%                                      03/01/20                5,000          5,327,600
  New Jersey St. Edl. Fac. Auth.
    Rev., Institute of Tech. Prj.,
    Ser. 04B
    5.00%                                      07/01/16                4,150          4,451,912
  New Jersey St. Edl. Facs. Auth.
    Rev., Fairleigh Dickinson Univ.
    Prj., Ser. 02D
    5.25%                                      07/01/32                3,000          3,068,910
  New Jersey St. GO, Ser. 00
    5.75%                                      05/01/12                2,500          2,790,875
  New Jersey St. GO, Ser. 01H
    5.25%                                      07/01/14                3,000          3,301,680
  New Jersey St. Hsg. & Mtg. Fin.
    Agcy. Rev., Ser. 00B
    6.25%                                      11/01/26                1,435          1,511,328
  New Jersey St. Hwy. Auth. Rev.,
    Garden St. Pkwy. Prj., Ser. 92
    6.20%                                      01/01/10                  750            809,025
  New Jersey St. Tpke. Auth.
    Rev., Ser. 91C
    6.50%(d)                                   01/01/16                2,765          3,257,917
    6.50%                                      01/01/16                1,235          1,452,082
  New Jersey St. Trans. Tr. Fd.
    Admin. Grant Rev., Ser. 00A
    6.12%(d)                                   09/15/09                2,500          2,729,950
  New Jersey St. Trans. Tr. Fd.
    Auth. Trans. Sys. Rev., Ser.
    99A
    5.75%                                      06/15/20                2,820          3,230,225

                                                                              11

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                NEW JERSEY TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                                PAR
                                            MATURITY           (000)                VALUE
                                           ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
  New Jersey St. Trans. Tr. Fd.
    Auth. Trans. Sys. Rev., Ser.
    00A
    6.00%(d)                               06/15/10           $2,500         $ 2,763,800
  New Jersey St. Trans. Tr. Fd.
    Auth. Trans. Sys. Rev., Ser.
    01B
    6.00%(d)                               12/15/11            2,500           2,825,600
  New Jersey St. Waste Wtr.
    Trtmnt. Tr. Rev., Ser. 96C
    6.25%                                  05/15/06            3,455           3,492,279
  North Hudson Swr. Auth. Rev.,
    Ser. 01A
    5.41%(c)                               08/01/21            5,000           2,481,450
  Port Auth. New York & New
    Jersey SO Rev., JFK Intl.
    Arpt. Term. Prj., Ser. 97-6
    AMT
    6.25%                                  12/01/09            7,000           7,590,310
    5.75%                                  12/01/22            2,000           2,112,380
  Summit Cnty. GO, Ser. 01
    5.25%                                  06/01/14            1,145           1,273,916
                                                                             ===========
                                                                             115,170,467
                                                                             -----------
Puerto Rico - 13.1%
  Puerto Rico Cmwlth. GO, Pub.
    Imp. Prj., Ser. 01
    5.50%                                  07/01/19            5,000           5,753,400
  Puerto Rico Cmwlth. Hwy. &
    Trans. Auth. Rev., Ser. 00B
    6.00%(d)                               07/01/10            3,000           3,338,700
  Puerto Rico Cmwlth. Hwy. &
    Trans. Auth. Rev., Ser. 00C
    6.00%                                  07/01/29            2,000           2,225,800
  Puerto Rico Cmwlth. Hwy. &
    Trans. Auth. Rev., Ser. 02D
    5.38%                                  07/01/36            1,000           1,095,840
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. Rev., Ser. 05B
    5.00%                                  07/01/41            4,000           3,986,760
  Puerto Rico Pub. Fin. Corp.
    Cmwlth. Approp. Rev., Ser.
    02E
    5.50%(d)                               02/01/12            3,740           4,111,531
    5.50%                                  08/01/29            1,260           1,318,754
                                                                             ===========
                                                                              21,830,785
                                                                             -----------
TOTAL MUNICIPAL BONDS
  (Cost $142,451,001)                                                        150,217,352
                                                                             -----------
TENDER OBLIGATION MUNICIPAL BONDS - 7.1%
New Jersey - 3.7%
  Delaware River Port Auth.
    Pennsylvania & New Jersey
    RITES PA-611 Rev., Ser. 00
                                           01/01/26            5,000           6,182,600
                                                                             -----------
Puerto Rico - 3.4%
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00A
                                           10/01/16              400             540,704
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00B
                                           10/01/17              500             683,960

                                                                PAR
                                            MATURITY           (000)                VALUE
                                           ----------   ------------------   -------------------
TENDER OBLIGATION MUNICIPAL BONDS (Continued)
Puerto Rico (Continued)
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00C
                                           10/01/18           $  500         $   680,300
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00D
                                           10/01/19              650             881,998
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00E
                                           10/01/20              250             338,320
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00F
                                           10/01/24              250             332,470
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. Spec. RITES, PA-569
    Rev., Ser. 99
                                           07/01/12            2,000           2,259,260
                                                                             ===========
                                                                               5,717,012
                                                                             -----------
TOTAL TENDER OBLIGATION MUNICIPAL
  BONDS
  (Cost $9,131,876)
                                                                              11,899,612
                                                                             -----------

                                           NUMBER
                                         OF SHARES
                                        -----------
MONEY MARKET FUND - 1.8%
  Wilmington Trust Tax-Free
    Money Market Fund
  (Cost $2,919,968)                     2,919,968     2,919,968
                                                      ---------

TOTAL INVESTMENTS IN
  SECURITIES -  98.9%
  (Cost $154,502,845(a))                            165,036,932
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 1.1%                                  1,893,827
                                                   ------------
NET ASSETS - 100.0%                                $166,930,759
                                                   ============

-------------------

 (a) Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                     $11,324,251
      Gross unrealized depreciation                                        (790,164)
                                                                        -----------
                                                                        $10,534,087
                                                                        ===========

 (b) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31,
       2005, the Portfolio held 7.3% of its net assets, with a current market value of $12,164,370, in securities restricted as to resale.
 (c) The rate shown is the effective yield on the zero coupon bonds at the time of purchase.
 (d) This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as refund the bond in full at date indicated, typically at a premium to par.

12

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                         OHIO TAX-FREE INCOME PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
MUNICIPAL BONDS - 84.4%
Multi-State - 5.3%
  Charter Mac Equity Issue Tr.,
    Ser. 99
    6.62%(b)                           06/30/09           $1,000         $1,073,850
  Charter Mac Equity Issue Tr.,
    Ser. 00
    7.60%(b)                           11/30/10            1,000          1,133,090
  MuniMae Tax-Exempt Bond
    Subs., LLC, Ser. 00
    6.88%(b)                           06/30/09            2,000          2,150,320
    7.75%(b)                           11/01/10            2,000          2,257,520
                                                                         ==========
                                                                          6,614,780
                                                                         ----------
Ohio - 66.2%
  Akron GO, Ser. 01
    5.50%                              12/01/21            1,000          1,099,260
  Akron Swr. Sys. Rev., Ser. 96
    5.88%                              12/01/16              500            516,595
  Brunswick GO, Ser. 94
    6.30%                              12/01/14              195            199,347
  Butler Cnty. Trans. Imp. Dist.
    Rev., Ser. 97A
    6.00%                              04/01/11              600            643,500
  Cleveland COP, Cleveland
    Stadium Prj., Ser. 97
    5.25%                              11/15/10            2,500          2,633,300
  Cleveland Pkg. Fac. Rev., Ser.
    96
    6.00%                              09/15/06            1,275          1,299,161
  Cleveland St. Univ. Gen.
    Receipts Rev., Ser. 04
    5.00%                              06/01/34            3,000          3,125,220
  Cleveland-Cuyahoga Cnty. Port
    Auth. Rev., Ser. 97 AMT
    6.00%(c)                           03/01/07              290            295,684
  Columbus GO, Ser. 86
    7.38%                              07/01/06            1,000          1,019,790
  Columbus GO, Ser. 02
    5.00%                              06/15/09            2,975          3,159,926
  Cuyahoga Cnty. Multi-Fam.
    Rev., Ser. 02 AMT
    5.35%                              09/20/27            1,000          1,029,370
  Fairfield City Sch. Dist. GO, Ser.
    94
    7.45%                              12/01/14            1,000          1,220,610
  Greater Cleveland Regl. Trans.
    Auth. Cap. Imp. Rev., Ser.
    01A
    5.12%                              12/01/21            1,000          1,055,920
  Greater Cleveland Regl. Trans.
    Auth. GO, Ser. 96
    6.25%                              12/01/06            2,935          3,013,629
  Hamilton Cnty. Sales Tax Rev.,
    Ser. 01B
    5.25%                              12/01/32            5,000          5,276,300
  Hamilton Cnty. Swr. Sys. Rev.,
    Ser. 05B
    5.00%                              12/01/16            2,720          2,954,464
  Jackson Loc. Sch. Dist., Stark &
    Summit Cntys. Construction &
    Imp. GO, Ser. 04
    5.00%                              12/01/33            2,105          2,192,863

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
  Kent St. Univ. Gen. Receipts
    Rev., Ser. 01
    3.55%(d)                           05/01/31           $1,300         $1,300,000
  Marysville Sch. Dist. GO, Ser.
    98
    6.00%(c)                           12/01/10            1,910          2,142,313
  Mason City Sch. Dist. GO, Ser.
    01
    5.38%                              12/01/18            3,000          3,289,290
  Mason City Sch. Dist. GO, Ser.
    05
    5.00%                              12/01/15            3,000          3,279,210
  New Albany Cmnty. Auth. Fac.
    Rev., Ser. 01B
    5.12%                              10/01/21            2,750          2,911,370
  North Royalton City Sch. Dist.
    GO, Ser. 94
    6.62%                              12/01/06               50             51,505
  Northwestern Sch. Dist. Rev.,
    Wayne & Ashland Cntys. Prj.,
    Ser. 94
    7.20%                              12/01/10              300            336,108
  Ohio Hsg. Fin. Agcy. Rev., Wind
    River Prj., Ser. 94A AMT
    5.55%                              11/01/18              300            309,441
  Ohio St. Bldg. Auth. Data Ctr.
    Rev., Ser. 93A
    5.90%                              10/01/07              450            469,431
  Ohio St. Comm. Sch. Cap. Fac.
    Rev., Ser. 94A
    5.75%(c)                           06/15/09            1,000          1,075,760
  Ohio St. Env. Imp. Rev., USX
    Corp. Prj., Ser. 99
    5.62%                              05/01/29            1,000          1,056,310
  Ohio St. Hgr. Ed. Fac. Denison
    Univ. Rev., Ser. 01
    5.12%                              11/01/21            3,000          3,195,810
  Ohio St. Univ. GO, Ser. 02A
    5.25%                              12/01/18            3,290          3,556,490
  Ohio St. Wtr. Dev. Auth. Poll.
    Ctrl. Fac. Rev., Republic Steel
    Prj., Ser. 95
    6.38%                              06/01/07              835            854,898
  Ohio St. Wtr. Dev. Auth. Poll.
    Ctrl. Rev., Ser. 02
    5.25%                              06/01/12            3,415          3,734,678
  Ohio St. Wtr. Dev. Auth. Rev.,
    Fresh Water. Imp. Prj., Ser. 04
    5.00%                              12/01/34            3,000          3,125,220
  Ohio St. Wtr. Dev. Auth. Rev.,
    Steel-Cargill North Star
    Broken Hill Prj., Ser. 95 AMT
    6.30%                              09/01/20              500            512,700
  Pickerington Loc. Sch. Dist. Fac.
    Construction & Imp. Rev., Ser.
    01
    5.25%                              12/01/20            1,000          1,074,930
  Scioto Cnty. Rev., Marine Term.
    Norfolk Southern Corp. Prj.,
    Ser. 98
    5.30%(d)                           08/15/13            3,000          3,073,140

                                                                              13

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                   OHIO TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                                 PAR
                                             MATURITY           (000)                VALUE
                                            ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
  Springboro Wtr. Sys. Rev., Ser.
    98
    5.00%                                   12/01/18           $2,500         $ 2,594,325
  Toledo GO, Ser. 96
    6.00%                                   12/01/06              500             512,290
  Trotwood-Madison City Sch.
    Dist. GO, Ser. 02
    5.00%                                   12/01/30            2,000           2,076,740
  Univ. of Cincinnati Rev., Ser.
    01A
    5.00%                                   06/01/31            2,000           2,068,520
  Univ. of Toledo Rev., Ser. 02
    5.25%                                   06/01/18            1,195           1,270,500
  Warren City Sch. Dist. GO, Ser.
    04
    5.00%                                   12/01/31            2,500           2,607,925
  West Muskingum Loc. Sch.
    Dist., Sch. Fac. Constr. & Imp.
    GO, Ser. 03
    5.00%                                   12/01/24            3,000           3,151,680
  Westlake GO, Ser. 96
    6.40%                                   12/01/08            1,560           1,627,688
                                                                              ===========
                                                                               81,993,211
                                                                              -----------
Puerto Rico - 12.9%
  Puerto Rico Cmwlth. GO, Ser.
    02
    5.50%                                   07/01/11            5,000           5,490,200
  Puerto Rico Cmwlth. Hwy. Rev.,
    Ser. 05L
    5.25%                                   07/01/38            2,800           3,177,636
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. Rev., Ser. 05B
    5.00%                                   07/01/41            3,000           2,990,070
  Puerto Rico Pub. Fin. Corp.
    Cmwlth. Approp. Rev., Ser.
    02E
    5.50%(c)                                02/01/12            2,990           3,287,027
    5.50%                                   08/01/29            1,010           1,057,096
                                                                              ===========
                                                                               16,002,029
                                                                              -----------
TOTAL MUNICIPAL BONDS
  (Cost $99,730,273)                                                          104,610,020
                                                                              -----------
TENDER OBLIGATION MUNICIPAL BONDS - 10.9%
Puerto Rico - 10.9%
  Puerto Rico Cmwlth. Hwy. &
    Trans. Auth. RITES Rev., Ser.
    98
                                            07/01/18            5,000           5,581,400
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00A
                                            10/01/16              400             540,704
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00B
                                            10/01/17              500             683,960
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00C
                                            10/01/18              500             680,300
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00D
                                            10/01/19              650             881,998

                                                                 PAR
                                             MATURITY           (000)                VALUE
                                            ----------   ------------------   -------------------
TENDER OBLIGATION MUNICIPAL BONDS (Continued)
Puerto Rico (Continued)
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00E
                                            10/01/20           $  250         $   338,320
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00F
                                            10/01/24              250             332,470
  Puerto Rico Pub. Bldgs. Auth.
    RITES PA-577 Rev., Ser. 99
                                            07/01/27            4,000           4,483,240
                                                                              ===========
TOTAL TENDER OBLIGATION MUNICIPAL
  BONDS
  (Cost $10,626,630)
                                                                               13,522,392
                                                                              -----------

                                           NUMBER
                                         OF SHARES
                                        -----------
MONEY MARKET FUND - 3.7%
  Wilmington Trust Tax-Free
    Money Market Fund
  (Cost $4,606,657)                     4,606,657        4,606,657
                                                         ---------
TOTAL INVESTMENTS IN
  SECURITIES -  99.0%
  (Cost $114,963,560(a))                               122,739,069
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 1.0%                                     1,213,401
                                                      ------------
NET ASSETS - 100.0%                                   $123,952,470
                                                      ============
-------------------

 (a) Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                     $7,961,719
      Gross unrealized depreciation                                       (186,210)
                                                                        ----------
                                                                        $7,775,509
                                                                        ==========

 (b) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31,
       2005, the Portfolio held 5.3% of its net assets, with a current market value of $6,614,780, in securities restricted as to resale.
 (c) This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as refund the bond in full at date indicated, typically at a premium to par.
 (d) Rates shown are the rates as of December 31, 2005.

14

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                       DELAWARE TAX-FREE INCOME PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                                             PAR
                                                   MATURITY                 (000)                VALUE
                                            ----------------------   ------------------   -------------------
MUNICIPAL BONDS - 78.7%
Delaware - 68.0%
  Delaware River & Bay Auth.
    Rev., Ser. 96
    6.00%                                           01/01/06               $1,160         $1,160,000
  Delaware River & Bay Auth.
    Rev., Ser. 03
    5.25%                                           01/01/13                1,000          1,097,910
  Delaware St. Econ. Dev. Auth.
    Poll. Ctrl. Rev., Delmarva Pwr.
    Prj., Ser. 02B
    5.20%                                           02/01/19                1,000          1,066,320
  Delaware St. Econ. Dev. Auth.
    Rev., Del. Tech. Pk. Univ. Del.
    Prj., Ser. 00
    6.00%                                           02/01/21                1,000          1,102,370
  Delaware St. Econ. Dev. Auth.
    Rev., Delmarva Pwr. Prj., Ser.
    00 AMT
    5.65%                                           07/01/28                3,850          3,990,140
  Delaware St. Econ. Dev. Auth.
    Rev., First Mtg. Gilpin ACA
    CBI Prj., Ser. 98
    5.62%                                           07/01/19                2,000          2,069,360
  Delaware St. Econ. Dev. Auth.
    Rev., United Wtr. Delaware,
    Inc. Prj., Ser. 95 AMT
    6.20%                                           06/01/25                2,000          2,042,660
  Delaware St. Econ. Dev. Auth.
    Rev., Wtr. Dev. Prj., Ser. 92B
    6.45%                                           12/01/07                1,165          1,226,675
  Delaware St. GO, Ser. 03A
    5.00%                                           01/01/10                1,000          1,063,050
  Delaware St. GO, Ser. 03B
                                                   07/01/08-
    5.00%                                         07/01/11                  2,600          2,766,704
  Delaware St. GO, Ser. 04A
    5.00%                                           01/01/09                2,000          2,099,500
  Delaware St. Hlth. Fac. Auth.
    Rev., Beebe Med. Ctr. Prj.,
    Ser. 04A
    5.50%                                           06/01/24                1,000          1,057,110
  Delaware St. Hlth. Fac. Auth.
    Rev., Catholic Hlth. East Prj.,
    Ser. 03D
    5.12%                                           11/15/24                1,750          1,806,437
    5.25%                                           11/15/28                2,225          2,307,481
  Delaware St. Hlth. Fac. Auth.
    Rev., Christiana Care Hlth.
    Svcs. Prj., Ser. 03
    5.25%                                           10/01/12                3,000          3,263,730
  Delaware St. Hsg. Auth. Rev.,
    Multi-Fam. Mtg. Prj., Ser. 92C
    7.38%                                           01/01/15                2,000          2,001,900
  Delaware St. Hsg. Auth. Rev.,
    Multi-Fam. Mtg. Prj., Ser. 01A
    5.40%                                           07/01/24                2,835          2,894,025
  Delaware St. Hsg. Auth. Rev.,
    Sr. Sgl. Fam. Mtg. Prj., Ser.
    00 AMT
    5.90%                                           07/01/20                1,410          1,464,468
  Delaware St. Hsg. Auth. Rev.,
    Sr. Sgl. Fam. Mtg. Prj., Ser.
    02A AMT
    5.40%                                           01/01/34                1,070          1,087,751
  Delaware St. Trans. Auth. Trans.
    Sys. Rev., Ser. 97
    5.00%                                           07/01/08                1,000          1,036,100

                                                                             PAR
                                                   MATURITY                 (000)                VALUE
                                            ----------------------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Delaware (Continued)
  Kent Cnty. Stud. Hsg. Rev.,
    Delaware St. Univ. Prj., Ser.
    04A
                                                   07/01/25-
    5.00%                                         07/01/30                 $2,100         $2,107,547
  New Castle Cnty. GO, Ser. 02A
    5.25%                                           10/01/12                1,745          1,924,613
  New Castle Cnty. GO, Ser. 04
    5.00%                                           10/01/20                1,500          1,601,985
  Sussex Cnty. GO, Ser. 03
    5.00%                                           10/15/08                2,270          2,370,289
  Wilmington GO, Ser. 02
    5.38%                                           06/01/17                1,500          1,632,255
  Wilmington Pk. Auth. Gtd. Pk.
    Rev., Ser. 02
                                                   09/15/14-
    5.25%                                         09/15/15                  2,965          3,282,402
                                                                                          ==========
                                                                                          49,522,782
                                                                                          ----------
Multi-State - 9.1%
  Charter Mac Equity Issue Tr.,
    Ser. 99
    6.62%(b)                                        06/30/09                1,000          1,073,850
  Charter Mac Equity Issue Tr.,
    Ser. 00
    7.60%(b)                                        11/30/10                1,000          1,133,090
  MuniMae Tax-Exempt Bond
    Subs., LLC, Ser. 00
    6.88%(b)                                        06/30/09                2,000          2,150,320
    7.75%(b)                                        11/01/10                2,000          2,257,520
                                                                                          ==========
                                                                                           6,614,780
                                                                                          ----------
Puerto Rico - 1.6%
  Puerto Rico Cmwlth. GO, Ser.
    02
    5.50%                                           07/01/11                1,000          1,098,040
  Puerto Rico Pub. Fin. Corp.
    Cmwlth. Approp. Rev., Ser.
    98A
    5.38%                                           06/01/14                   50             55,771
                                                                                          ==========
                                                                                           1,153,811
                                                                                          ----------
TOTAL MUNICIPAL BONDS
  (Cost $55,837,639)
                                                                                          57,291,373
                                                                                          ----------
TENDER OBLIGATION MUNICIPAL BONDS - 20.7%
Puerto Rico - 20.7%
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00A
                                                    10/01/16                  400            540,704
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00B
                                                    10/01/17                  500            683,960
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00C
                                                    10/01/18                  500            680,300
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00D
                                                    10/01/19                  650            881,998
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00E
                                                    10/01/20                  250            338,320

                                                                              15

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                 DELAWARE TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                    PAR
                                     MATURITY      (000)        VALUE
                                    ----------   --------   -------------
TENDER OBLIGATION MUNICIPAL BONDS (Continued)
Puerto Rico (Continued)
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00F
                                    10/01/24     $ 250      $  332,470
  Puerto Rico Pub. Fin. Corp.
    RITES Rev., Ser. 98
                                    06/01/12     5,000       6,228,550
  Puerto Rico Pub. Fin. Corp.
    RITES Rev., Ser. 99
                                    06/01/14     4,025       5,352,365
                                                            ==========
TOTAL TENDER OBLIGATION MUNICIPAL
  BONDS
  (Cost $12,246,367)                                        15,038,667
                                                            ----------

TOTAL INVESTMENTS IN
  SECURITIES -  99.4%
  (Cost $68,084,006(a))                     72,330,040
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.6%                           460,582
                                           -----------
NET ASSETS - 100.0%                        $72,790,622
                                           ===========

-------------------

 (a) Cost for Federal income tax purposes is $68,146,946. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                    $4,517,246
      Gross unrealized depreciation                                      (334,152)
                                                                       ----------
                                                                       $4,183,094
                                                                       ==========

 (b) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31,
       2005, the Portfolio held 9.1% of its net assets, with a current market value of $6,614,780, in securities restricted as to resale.

16

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                       KENTUCKY TAX-FREE INCOME PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                                            PAR
                                                  MATURITY                 (000)                VALUE
                                           ----------------------   ------------------   -------------------
MUNICIPAL BONDS - 91.3%
Kentucky - 66.2%
  Boone Cnty. Sch. Dist. Fin.
    Corp. Sch. Bldg. Rev., Ser.
    00B
    5.38%                                          08/01/20               $2,500         $2,668,525
  Bowling Green Sch. Dist. Fin.
    Corp. Rev., Ser. 00
                                                  01/01/18-
    5.75%                                        01/01/20                  2,185          2,368,840
  Frankfort Elec. & Wtr. Plant Bd.
    Rev., Ser. 99
    5.60%                                          12/01/19                1,045          1,129,969
  Grayson Cnty. Sch. Dist. Fin.
    Corp. Sch. Bldg. Rev., Ser.
    95B
    5.95%(b)                                       01/01/08                  830            839,495
  Hardin Cnty. Sch. Dist. Fin.
    Corp. Sch. Bldg. Rev., Ser. 00
    5.50%                                          02/01/16                1,675          1,822,936
  Hopkins Cnty. GO, Detention
    Fac. Prj., Ser. 00
    5.75%                                          02/01/10                1,800          1,975,950
  Jefferson Cnty. Sch. Dist. Fin.
    Corp. Sch. Bldg. Rev., Ser.
    99A
    5.25%                                          01/01/14                2,000          2,133,760
  Kenton Cnty. Arpt. Bd. Arpt.
    Rev., Cincinnati Northern
    Kentucky Prj., Ser. 97A AMT
    5.95%                                          03/01/07                1,730          1,776,502
    6.30%                                          03/01/15                1,000          1,047,790
  Kentucky Econ. Dev. Fin. Auth.
    Hlth. Sys. Rev., Norton
    Healthcare, Inc. Prj., Ser. 00A
    6.62%                                          10/01/28                1,750          1,914,868
  Kentucky Hsg. Corp. Hsg. Rev.,
    Ser. 01F AMT
    5.45%                                          01/01/32                2,990          3,078,863
  Kentucky St. Econ. Dev. Fin.
    Auth. Hosp. Fac. Rev., Ser.
    97C VRDN
    3.52%(c)                                       01/01/22                   50             50,000
  Kentucky St. Property & Bldg.
    Comm. Rev., Prj. 65, Ser. 00
    5.95%(b)                                       02/01/10                2,325          2,549,548
  Kentucky St. Property & Bldg.
    Comm. Rev., Prj. 85, Ser. 05
    5.00%                                          08/01/15                2,000          2,180,960
  Kentucky St. Tpke. Auth. Econ.
    Dev. Rev., Revitalization Prj.,
    Ser. 95
    6.50%                                          07/01/08                3,000          3,226,830
  Kentucky St. Tpke. Auth. Econ.
    Dev. Rev., Revitalization Prj.,
    Ser. 01A
    5.50%                                          07/01/15                1,000          1,129,270
  Lexington-Fayette Urban Cnty.
    Govt. GO, Ser. 00A
    5.75%                                          02/01/20                1,500          1,631,685
  Lexington-Fayette Urban Cnty.
    Govt. Swr. Sys. Rev., Ser.
    01A
                                                  07/01/20-
    5.00%                                        07/01/21                  3,775          3,989,789

                                                                            PAR
                                                  MATURITY                 (000)                VALUE
                                           ----------------------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Kentucky (Continued)
  Louisville & Jefferson Cnty. Met.
    Swr. & Drain Sys. Rev., Ser.
    97A
    6.25%                                          05/15/07               $1,015         $1,064,887
  Louisville & Jefferson Cnty. Met.
    Swr. & Drain Sys. Rev., Ser.
    99A
    5.75%                                          05/15/33                3,750          4,066,462
  Louisville & Jefferson Cnty.
    Regl. Arpt. Auth. Arpt. Sys.
    Rev., Ser. 01A AMT
    5.75%                                          07/01/15                1,755          1,921,848
  Louisville & Jefferson Cnty.
    Regl. Arpt. Auth. Spec. Fac.
    Rev., Ser. 99 AMT
    5.50%                                          03/01/19                4,285          4,323,222
  Louisville Wtrwks. Brd. Wtr. Sys.
    Rev., Louisville Wtr. Co. Prj.,
    Ser. 00
    5.25%                                          11/15/16                2,590          2,770,886
                                                                                         ==========
                                                                                         49,662,885
                                                                                         ----------
Multi-State - 10.5%
  Charter Mac Equity Issue Tr.,
    Ser. 99
    6.62%(d)                                       06/30/09                1,000          1,073,850
  Charter Mac Equity Issue Tr.,
    Ser. 00
    7.60%(d)                                       11/30/10                4,000          4,532,360
  MuniMae Tax-Exempt Bond
    Subs., LLC, Ser. 00
    7.75%(d)                                       11/01/10                2,000          2,257,520
                                                                                         ==========
                                                                                          7,863,730
                                                                                         ----------
Puerto Rico - 14.6%
  Puerto Rico Cmwlth. Hwy. &
    Trans. Auth. Rev., Ser. 00C
    6.00%                                          07/01/29                5,000          5,564,500
  Puerto Rico Pub. Fin. Corp.
    Cmwlth. Approp. Rev., Ser.
    02E
    5.50%(b)                                       02/01/12                3,740          4,111,531
    5.50%                                          08/01/29                1,260          1,318,754
                                                                                         ==========
                                                                                         10,994,785
                                                                                         ----------
TOTAL MUNICIPAL BONDS
  (Cost $63,403,642)
                                                                                         68,521,400
                                                                                         ----------
TENDER OBLIGATION MUNICIPAL BONDS - 6.6%
Puerto Rico - 6.6%
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00A
                                                   10/01/16                  400            540,704
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00B
                                                   10/01/17                  500            683,960
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00C
                                                   10/01/18                  500            680,300
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00D
                                                   10/01/19                  650            881,998

                                                                              17

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                 KENTUCKY TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                    PAR
                                     MATURITY      (000)        VALUE
                                    ----------   --------   ------------
TENDER OBLIGATION MUNICIPAL BONDS (Continued)
Puerto Rico (Continued)
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00E
                                    10/01/20     $ 250      $ 338,320
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00F
                                    10/01/24       250        332,470
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. Spec. RITES, PA-569
    Rev., Ser. 99
                                    07/01/12     1,335      1,508,056
                                                            =========
TOTAL TENDER OBLIGATION MUNICIPAL
  BONDS
  (Cost $3,939,602)                                         4,965,808
                                                            ---------

                                           NUMBER
                                         OF SHARES
                                        -----------
MONEY MARKET FUND - 1.1%
  Wilmington Trust Tax-Free
    Money Market Fund
  (Cost $811,318)                        811,318      811,318
                                                      -------

TOTAL INVESTMENTS IN SECURITIES -  99.0%
  (Cost $68,154,562(a))                            74,298,526
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 1.0%                                  760,522
                                                  -----------
NET ASSETS - 100.0%                               $75,059,048
                                                  ===========

-------------------

 (a) Cost for Federal income tax purposes is $68,182,279. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                    $6,116,772
      Gross unrealized depreciation                                          (525)
                                                                       ----------
                                                                       $6,116,247
                                                                       ==========

 (b) This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as refund the bond in full at date indicated, typically at a premium to par.
 (c) Rates shown are the rates as of December 31, 2005.
 (d) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31,
       2005, the Portfolio held 10.5% of its net assets, with a current market value of $7,863,730, in securities restricted as to resale.

18

                                BLACKROCK FUNDS

            KEY TO INVESTMENT ABBREVIATIONS
  AMT       Alternative Minimum Tax
  COP       Certificates of Participation
  GO        General Obligations
  RITES     Residual Interest Tax-Exempt Security
  SO        Special Obligation
  VRDN      Variable Rate Demand Note

                                                                              19

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                         BLACKROCK EXCHANGE PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                    NUMBER
                                                   OF SHARES    VALUE
                                                   --------- -----------
COMMON STOCKS - 99.5%
Aerospace - 5.1%
   The Boeing Co..................................  131,800  $ 9,257,632
   General Dynamics Corp..........................   46,500    5,303,325
                                                             ===========
                                                              14,560,957
                                                             -----------
Banks - 1.7%
   J.P. Morgan Chase & Co., Inc...................  124,728    4,950,454
                                                             -----------
Beverages & Bottling - 4.1%
   Anheuser-Busch Cos., Inc.......................  192,315    8,261,852
   The Coca-Cola Co...............................   87,735    3,536,598
                                                             ===========
                                                              11,798,450
                                                             -----------
Computer & Office Equipment - 8.0%
   Dell, Inc.(b)..................................  170,500    5,113,295
   Hewlett-Packard Co.............................  349,270    9,999,600
   International Business Machines Corp...........   92,371    7,592,896
                                                             ===========
                                                              22,705,791
                                                             -----------
Computer Software & Services - 7.7%
   First Data Corp................................  266,480   11,461,305
   Microsoft Corp.................................  399,890   10,457,123
                                                             ===========
                                                              21,918,428
                                                             -----------
Conglomerates - 3.8%
   Berkshire Hathaway, Inc. - Class B(b)..........    3,687   10,823,189
                                                             -----------
Electronics - 2.1%
   Agilent Technologies, Inc.(b)..................   29,749      990,344

   Intel Corp..................................... 200,000  4,992,000
                                                           ==========
                                                            5,982,344
                                                           ----------
Finance - 10.9%
   American Express Co............................ 305,626 15,727,514
   Ameriprise Financial, Inc......................  61,125  2,506,125
   SLM Corp....................................... 233,200 12,846,988
                                                           ==========
                                                           31,080,627
                                                           ----------
Food & Agriculture - 0.2%
   General Mills, Inc.............................   8,497    419,072
                                                           ----------
Insurance - 2.6%
   American International Group, Inc.............. 106,800  7,286,964
                                                           ----------
Machinery & Heavy Equipment - 2.5%
   Caterpillar, Inc............................... 124,256  7,178,269
                                                           ----------
Manufacturing - 4.3%
   General Electric Co............................ 344,970 12,091,199
                                                           ----------
Medical & Medical Services - 3.7%
   Medco Health Solutions, Inc.(b)................  11,124    620,719
   Millipore Corp.(b)............................. 150,000  9,906,000
                                                           ==========
                                                           10,526,719
                                                           ----------
Medical Instruments & Supplies - 3.8%
   Johnson & Johnson.............................. 124,195  7,464,120
   Medtronic, Inc.................................  60,000  3,454,200
                                                           ==========
                                                           10,918,320
                                                           ----------
Oil & Gas - 13.2%
   BP PLC - ADR................................... 131,321  8,433,434
   Exxon Mobil Corp............................... 303,493 17,047,202
   Schlumberger Ltd............................... 109,238 10,612,472
   Transocean, Inc.(b)............................  21,148  1,473,804
                                                           ==========
                                                           37,566,912
                                                           ----------

                                              NUMBER
                                             OF SHARES    VALUE
                                             --------- ------------
COMMON STOCKS (Continued)
Pharmaceuticals - 8.7%
   AstraZeneca PLC - ADR(b).................    76,000 $  3,693,600
   Merck & Co., Inc.........................    83,999    2,672,008
   Novartis AG - ADR........................   185,384    9,728,953
   Pfizer, Inc..............................    89,719    2,092,247
   Wyeth....................................   145,544    6,705,212
                                                       ============
                                                         24,892,020
                                                       ------------
Retail Merchandising - 7.8%
   Target Corp..............................   273,222   15,019,013
   Wal-Mart Stores, Inc.....................   154,700    7,239,960
                                                       ============
                                                         22,258,973
                                                       ------------
Soaps & Cosmetics - 5.0%
   The Procter & Gamble Co..................   246,400   14,261,632
                                                       ------------
Telecommunications - 2.3%
   Vodafone Group PLC - SP ADR..............   306,091    6,571,774
                                                       ------------
Tobacco - 2.0%
   Altria Group, Inc........................    77,000    5,753,440
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $86,640,029)........................            283,545,534
                                                       ------------
SHORT TERM INVESTMENTS - 0.4%
   Galileo Money Market Fund
     (Cost $1,215,072)...................... 1,215,072    1,215,072
                                                       ------------
TOTAL INVESTMENTS IN SECURITIES - 99.9%
  (Cost $87,855,101(a)).....................            284,760,606
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                177,099
                                                       ------------
NET ASSETS - 100.0%.........................           $284,937,705
                                                       ============
--------
(a) Cost for Federal income tax purposes is $81,804,115. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation........................ $204,465,090
Gross unrealized depreciation........................   (1,508,599)
                                                      ------------
                                                      $202,956,491
                                                      ============

(b) Non-income producing security.

KEY TO INVESTMENT ABBREVIATIONS

ADR American Depository Receipts
PLC Public Limited Co.
SP  Sponsored

                                       1

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM
(Registrant)

By (Signature and Title)	/s/ Henry Gabbay
Henry Gabbay, President and Principal Executive Officer

Date	February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Henry Gabbay
Henry Gabbay, President and Principal Executive Officer

Date	February 28, 2006

By (Signature and Title)	/s/ William McGinley
William McGinley, Treasurer and Principal Financial Officer

Date	February 24, 2006